                               EV MARATHON OREGON
                                MUNICIPALS FUND

                                   SUPPLEMENT
                              TO PROSPECTUS DATED
                                JANUARY 1, 1996

     David C. Reilly is the portfolio manager of the Oregon Portfolio. See page 14 of the Prospectus for information concerning Mr. Reilly.


January 1, 1996







                                   M-TFC1/1PS

                                   EV MARATHON
                               MUNICIPAL FUNDS
--------------------------------------------------------------------------------
EV MARATHON ALABAMA MUNICIPALS FUND   EV MARATHON MISSOURI MUNICIPALS FUND
EV MARATHON ARKANSAS MUNICIPALS FUND  EV MARATHON NORTH CAROLINA MUNICIPALS FUND
EV MARATHON GEORGIA MUNICIPALS FUND   EV MARATHON OREGON MUNICIPALS FUND
EV MARATHON KENTUCKY MUNICIPALS FUND EV MARATHON SOUTH CAROLINA MUNICIPALS FUND EV MARATHON LOUISIANA MUNICIPALS FUND EV MARATHON TENNESSEE MUNICIPALS FUND
EV MARATHON MARYLAND MUNICIPALS FUND  EV MARATHON VIRGINIA MUNICIPALS FUND

THE EV MARATHON MUNICIPAL FUNDS (THE "FUNDS") ARE MUTUAL FUNDS SEEKING TO PROVIDE CURRENT INCOME EXEMPT FROM REGULAR FEDERAL INCOME TAX AND THEIR RESPECTIVE STATE TAXES DESCRIBED UNDER "THE FUNDS" INVESTMENT OBJECTIVES" IN THIS PROSPECTUS. EACH FUND INVESTS ITS ASSETS IN A CORRESPONDING NON-DIVERSIFIED OPEN-END INVESTMENT COMPANY (A "PORTFOLIO") HAVING THE SAME INVESTMENT OBJECTIVE AS THE FUND, RATHER THAN BY DIRECTLY INVESTING IN AND MANAGING ITS OWN PORTFOLIO OF SECURITIES AS WITH HISTORICALLY STRUCTURED MUTUAL FUNDS. EACH FUND IS A SERIES OF EATON VANCE MUNICIPALS TRUST (THE "TRUST").


Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Shares of the Funds involve investment risks, including fluctuations in value and the possible loss of some or all of the principal investment.


This combined Prospectus is designed to provide you with information you should know before investing. Please retain this document for future reference. A combined Statement of Additional Information dated January 1, 1996 for the Funds, as supplemented from time to time, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. This Statement of Additional Information is available without charge from the Funds' principal underwriter, Eaton Vance Distributors, Inc. (the "Principal Underwriter"), 24 Federal Street, Boston, MA 02110 (telephone (800) 225-6265). The Portfolios' investment adviser is Boston Management and Research (the "Investment Adviser"), a wholly-owned subsidiary of Eaton Vance Management, and Eaton Vance Management is the administrator (the "Administrator") of the Funds. The offices of the Investment Adviser and the Administrator are located at 24 Federal Street, Boston, MA 02110.


AS OF THE DATE OF THIS COMBINED PROSPECTUS, A FUND MAY NOT BE AVAILABLE FOR PURCHASE IN CERTAIN STATES. PLEASE CONTACT THE PRINCIPAL UNDERWRITER OR YOUR BROKER FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------------------------------------------
                                                       PAGE                                                     PAGE
Shareholder and Fund Expenses ..........................  2  How to Redeem Fund Shares .......................... 22
The Funds' Financial Highlights ........................  5  Reports to Shareholders ............................ 23
The Funds' Investment Objectives ....................... 11  The Lifetime Investing Account/Distribution
How the Funds and the Portfolios Invest their Assets ... 12    Options .......................................... 23
Organization of the Funds and the Portfolios ........... 15  The Eaton Vance Exchange Privilege ................. 24
Management of the Funds and the Portfolios ............. 17  Eaton Vance Shareholder Services ................... 25
Distribution Plans ..................................... 19  Distributions and Taxes ............................ 26
Valuing Fund Shares .................................... 20  Performance Information ............................ 27
How to Buy Fund Shares ................................. 21  Appendix -- State Specific Information ............. 27
--------------------------------------------------------------------------------------------------------------------

                       PROSPECTUS DATED JANUARY 1, 1996

SHAREHOLDER AND FUND EXPENSES
--------------------------------------------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION EXPENSES
--------------------------------------------------------------------------------------------------------------------
Sales Charges Imposed on Purchases of Shares                                                     None
Sales Charges Imposed on Reinvested Distributions                                                None
Fees to Exchange Shares                                                                          None
Range of Declining Contingent Deferred Sales Charges Imposed on Redemption during the First Seven Years (as a percentage of redemption proceeds exclusive of all
  reinvestments and capital appreciation in the account)                                     5.00%-0%

ANNUAL FUND AND ALLOCATED PORTFOLIO OPERATING EXPENSES (as a percentage of average daily net assets)
--------------------------------------------------------------------------------------------------------------------
                                                   ALABAMA          ARKANSAS         GEORGIA          KENTUCKY
                                                   FUND             FUND             FUND             FUND
--------------------------------------------------------------------------------------------------------------------

Investment Adviser Fee                             0.40%            0.37%            0.41%            0.42%
Rule 12b-1 Distribution (and Service) Fees         0.89             0.89             0.89             0.89
Other Expenses                                     0.22             0.24             0.19             0.21
                                                   ----             ----             ----             ----
    Total Operating Expenses                       1.51%            1.50%            1.49%            1.52%
                                                   ====             ====             ====             ====


EXAMPLE
--------------------------------------------------------------------------------------------------------------------
An investor would pay the following contingent deferred sales charge and expenses on a $1,000 investment, assuming
(a) 5% annual return and (b) redemption at the end of each period:
                                                   ALABAMA          ARKANSAS         GEORGIA          KENTUCKY
                                                   FUND             FUND             FUND             FUND
--------------------------------------------------------------------------------------------------------------------
 1 Year                                            $ 65             $ 65             $ 65             $ 65
 3 Years                                             88               87               87               88
 5 Years                                            102              102              101              103
10 Years                                            180              179              178              181

An investor would pay the following expenses on the same investment, assuming (a) 5% annual return and (b)
no redemptions:

 1 Year                                            $ 15             $ 15             $ 15             $ 15
 3 Years                                             48               47               47               48
 5 Years                                             82               82               81               83
10 Years                                            180              179              178              181

ANNUAL FUND AND ALLOCATED PORTFOLIO OPERATING EXPENSES (as a percentage of average daily net assets)
--------------------------------------------------------------------------------------------------------------------
                                                   LOUISIANA        MARYLAND         MISSOURI         NORTH CAROLINA
                                                   FUND             FUND             FUND             FUND
--------------------------------------------------------------------------------------------------------------------

Investment Adviser Fee (after any applicable fee
  reduction)                                       0.12%            0.40%            0.38%            0.44%
Rule 12b-1 Distribution (and Service) Fees         0.87             0.89             0.90             0.90
Other Expenses                                     0.32             0.21             0.25             0.17
                                                   ----             ----             ----             ----
      Total Operating Expenses                     1.31%            1.50%            1.53%            1.51%
                                                   ====             ====             ====             ====




EXAMPLE
--------------------------------------------------------------------------------------------------------------------
An investor would pay the following contingent deferred sales charge and expenses on a $1,000 investment, assuming
(a) 5% annual return and (b) redemption at the end of each period:

                                                   LOUISIANA        MARYLAND         MISSOURI         NORTH CAROLINA
                                                   FUND             FUND             FUND             FUND

--------------------------------------------------------------------------------------------------------------------
 1 Year                                            $ 63             $ 65             $ 66             $ 65
 3 Years                                             82               87               88               88
 5 Years                                             92              102              103              102
10 Years                                            158              179              182              180


An investor would pay the following expenses on the same investment, assuming (a) 5% annual return and (b)
no redemptions:

 1 Year                                            $ 13             $ 15             $ 16             $ 15
 3 Years                                             42               47               48               48
 5 Years                                             72               82               83               82
10 Years                                            158              179              182              180

ANNUAL FUND AND ALLOCATED PORTFOLIO OPERATING EXPENSES (as a percentage of average daily net assets)
--------------------------------------------------------------------------------------------------------------------
                                                   OREGON           SOUTH CAROLINA   TENNESSEE        VIRGINIA
                                                   FUND             FUND             FUND             FUND
--------------------------------------------------------------------------------------------------------------------

Investment Adviser Fee                             0.42%            0.33%            0.31%            0.44%
Rule 12b-1 Distribution (and Service) Fees         0.89             0.88             0.87             0.89
Other Expenses                                     0.22             0.28             0.29             0.17
                                                   ----             ----             ----             ----
      Total Operating Expenses                     1.53%            1.49%            1.47%            1.50%
                                                   ====             ====             ====             ====

EXAMPLE
--------------------------------------------------------------------------------------------------------------------
An investor would pay the following contingent deferred sales charge and expenses on a $1,000 investment, assuming
(a) 5% annual return and (b) redemption at the end of each period:
                                                   OREGON           SOUTH CAROLINA   TENNESSEE        VIRGINIA
                                                   FUND             FUND             FUND             FUND
--------------------------------------------------------------------------------------------------------------------
 1 Year                                            $ 66             $ 65             $ 65             $ 65
 3 Years                                             88               87               86               87
 5 Years                                            103              101              100              102
10 Years                                            182              178              176              179

An investor would pay the following expenses on the same investment, assuming (a) 5% annual return and (b)
no redemptions:

 1 Year                                            $ 16             $ 15             $ 15             $ 15
 3 Years                                             48               47               46               47
 5 Years                                             83               81               80               82
10 Years                                            182              178              176              179

NOTES:

The tables and Examples summarize the aggregate expenses of the Funds and the Portfolios and are designed to help investors understand the costs and expenses they will bear, directly or indirectly, by investing in a Fund.
Information for each Fund is based on its expenses for the most recent fiscal year. Absent a fee reduction, the
Investment Adviser Fee and Total Operating Expenses for the Louisiana Fund would have been 0.23% and 1.42%, respectively, of the Louisiana Fund's average daily net assets.

Each Fund invests exclusively in its corresponding Portfolio. The Trustees believe the aggregate per share expenses of a Fund and its corresponding Portfolio should approximate, and over time may be less than, the per share expenses the Fund would incur if the Fund were instead to retain the services of an investment adviser and its assets were invested directly in the type of securities being held by its corresponding Portfolio.

The Examples should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. Federal regulations require the Examples to assume a 5% annual return, but actual return will vary. For further information regarding the expenses of the Funds and the Portfolios see "The Funds" Financial
Highlights", "Organization of the Funds and the Portfolios", "Management of the Funds and the Portfolios" and "How
to Redeem Fund Shares". A long-term shareholder in a Fund may pay more than the economic equivalent of the maximum front-end sales charge permitted by a rule of the National Association of Securities Dealers, Inc. See "Distribution
Plans."

No contingent deferred sales charge is imposed on (a) shares purchased more than six years prior to redemption, (b)
shares acquired through the reinvestment of distributions or (c) any appreciation in value of other shares in the account (see "How to Redeem Fund Shares"), and no such charge is imposed on exchanges of Fund shares for shares of one or more other funds listed under "The Eaton Vance Exchange Privilege."

Each Portfolio's monthly advisory fee has two components, a fee based on daily net assets and a fee based on daily gross income, as set forth in the fee schedule on page 17.

Other investment companies with different distribution arrangements and fees are investing in the Portfolios and others may do so in the future. See "Organization of the Funds and the Portfolios".

THE FUNDS' FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------

The following information should be read in conjunction with the audited financial statements included in the Funds'
annual report to shareholders which is incorporated by reference into the Statement of Additional Information in reliance upon the report of Deloitte & Touche LLP, independent certified public accountants, as experts in accounting and auditing. Further information regarding the performance of a Fund is contained in its annual report to shareholders which may be obtained without charge by contacting the Principal Underwriter, Eaton Vance
Distributors, Inc.

---------------------------------------------------------------------------------------------------------------------
                                                      ALABAMA FUND                          ARKANSAS FUND
                                       -----------------------------------------  -----------------------------------
                                                      YEAR ENDED                              YEAR ENDED
                                       -----------------------------------------  -----------------------------------
                                            AUGUST 31,           SEPTEMBER 30,         AUGUST 31,       SEPTEMBER 30,
                                       --------------------   ------------------    ------------------  -------------
                                        1995        1994**     1993       1992++     1995       1994**    1993++
                                       -------     -------    -------    -------    -------    -------    -------
NET ASSET VALUE, beginning of year     $10.210     $11.060    $10.340    $10.000    $10.140    $10.910    $10.000
                                       -------     -------    -------    -------    -------    -------    -------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income                $ 0.479     $ 0.425    $ 0.475    $ 0.208    $ 0.460    $ 0.431    $ 0.471
  Net realized and unrealized
    gain (loss) on investments           0.244      (0.769)     0.837      0.385+++   0.132     (0.703)     1.025
                                       -------     -------    -------    -------    -------    -------    -------
    Total income (loss) from
      operations                       $ 0.723     $(0.344)   $ 1.312    $ 0.593    $ 0.592    $(0.272)   $ 1.496
                                       -------     -------    -------    -------    -------    -------    -------

LESS DISTRIBUTIONS:
  From net investment income           $(0.479)    $(0.425)   $(0.475)   $(0.208)   $(0.460)   $(0.431)   $(0.471)
  In excess of net investment income    (0.014)     (0.081)    (0.117)    (0.045)    (0.022)    (0.067)    (0.115)
                                       -------     -------    -------    -------    -------    -------    -------
    Total distributions                $(0.493)    $(0.506)   $(0.592)   $(0.253)   $(0.482)   $(0.498)   $(0.586)
                                       -------     -------    -------    -------    -------    -------    -------

NET ASSET VALUE, end of year           $10.440     $10.210    $11.060    $10.340    $10.250    $10.140    $10.910
                                       =======     =======    =======    =======    =======    =======    =======

TOTAL RETURN(1)                          7.38%     (3.18)%     13.09%      5.71%      6.15%    (2.53)%     15.00%

RATIOS/SUPPLEMENTAL DATA*:
  Net assets, end of period
    (000 omitted)                     $108,642    $105,553    $84,621    $21,105    $80,823    $82,436    $59,205
  Ratio of net expenses to
    average daily net assets(2)          1.51%       1.43%+     1.37%      1.01%+     1.50%      1.17%+     0.88%+
  Ratio of net investment income
    to average daily net assets          4.74%       4.35%+     4.30%      4.49%+     4.67%      4.47%+     4.27%+

PORTFOLIO TURNOVER(3)                      --          --         15%        13%        --          5%        13%

*For the periods indicated, the operating expenses of the Funds and the Portfolios reflect an allocation of expenses to the Investment Adviser and/or the Administrator. Had such actions not been taken, net investment income per share and the ratios would have been:

 NET INVESTMENT INCOME PER SHARE                              $ 0.462    $ 0.185               $ 0.409    $ 0.411
                                                              =======    =======               =======    =======


 RATIOS (As a percentage of average daily net assets):
    Expenses(2)                                                 1.49%      1.50%+                1.40%+     1.42%+
    Net investment income                                       4.18%      4.00%+                4.24%+     3.73%+


                                                                                         (See footnotes on page 10.)

THE FUNDS' FINANCIAL HIGHLIGHTS -- CONTINUED
----------------------------------------------------------------------------------------------------------------------------
                                                     GEORGIA FUND                                KENTUCKY FUND
                                       ---------------------------------------      ----------------------------------------
                                                      YEAR ENDED                                   YEAR ENDED
                                       ----------------------------------------     ----------------------------------------
                                            AUGUST 31,           SEPTEMBER 30,           AUGUST 31,          SEPTEMBER 30,
                                       -------------------    ------------------    ------------------    ------------------
                                        1995        1994**     1993       1992++     1995       1994**     1993       1992++
                                       -------     -------    -------    -------    -------    -------    -------    -------
NET ASSET VALUE, beginning of year     $ 9.800     $10.750    $10.120    $10.000    $ 9.850    $10.780    $10.090     10.000
                                       -------     -------    -------    -------    -------    -------    -------    -------

INCOME (LOSS) FROM OPERATIONS:
  Net investment income                $ 0.450     $ 0.413    $ 0.459    $ 0.380    $ 0.458    $ 0.415    $ 0.462    $ 0.363
  Net realized and unrealized
    gain (loss) on investments           0.007++    (0.841)     0.776      0.215      0.163     (0.811)     0.820      0.192
                                       -------     -------    -------    -------    -------    -------    -------    -------
    Total income (loss) from
      operations                       $ 0.457     $(0.428)   $ 1.235    $ 0.595    $ 0.621    $(0.396)   $ 1.282    $ 0.555
                                       -------     -------    -------    -------    -------    -------    -------    -------

LESS DISTRIBUTIONS:
  From net investment income           $(0.450)    $(0.413)   $(0.459)   $(0.380)   $ (0.458)  $(0.415)   $(0.462)   $(0.363)
  In excess of net investment income    (0.017)     (0.065)    (0.129)    (0.095)     (0.023)   (0.075)    (0.125)    (0.102)
  From net realized gain on
    investments                            --          --      (0.017)       --          --        --      (0.005)       --
  In excess of net realized
    gain on investments                    --       (0.044)       --         --          --     (0.044)       --         --
                                       -------     -------    -------    -------    -------    -------    -------    -------
    Total distributions                $(0.467)    $(0.522)   $(0.605)   $(0.475)   $(0.481)   $(0.534)   $(0.592)   $(0.465)
                                       -------     -------    -------    -------    -------    -------    -------    -------

NET ASSET VALUE, end of year           $ 9.790     $ 9.800    $10.750    $10.120    $ 9.990    $ 9.850    $10.780    $10.090
                                       =======     =======    =======    =======    =======    =======    =======    =======

TOTAL RETURN(1)                          4.90%     (4.08)%     12.60%      5.85%      6.61%    (3.78)%     13.05%      5.45%


RATIOS/SUPPLEMENTAL DATA*:
  Net assets, end of period
    (000 omitted)                     $120,143    $134,481   $120,043    $42,156   $143,106   $141,994    $20,073    $46,835
  Ratio of net expenses to
    average daily net assets(2)          1.49%       1.41%+      1.52%     1.13%+     1.52%      1.44%+     1.50%      1.44%+
  Ratio of net investment
    income to average daily
    net assets                           4.72%       4.39%+     4.27%      4.72%+     4.74%      4.39%+     4.29%      4.56%+


PORTFOLIO TURNOVER(3)                      --          --         20%        33%        --         --         21%        64%

*For the periods indicated, the operating expenses of the Funds and the Portfolios reflect an allocation of expenses to the Investment Adviser and/or Administrator. Had such actions not been taken, net investment income per share and the ratios would have been:

 NET INVESTMENT INCOME PER SHARE                                         $ 0.341                                     $ 0.357
                                                                         =======                                     =======

 RATIOS (As a percentage of average daily net assets):
    Expenses(2)                                                            1.61%+                                      1.52%+
    Net investment income                                                  4.24%+                                      4.48%+

                                                                                                   (See footnotes on page 10.)

THE FUNDS' FINANCIAL HIGHLIGHTS -- CONTINUED
----------------------------------------------------------------------------------------------------------------
                                                LOUISIANA FUND                          MARYLAND FUND
                                       --------------------------------- ---------------------------------------
                                                   YEAR ENDED                          YEAR ENDED
                                       --------------------------------- ---------------------------------------
                                            AUGUST 31,     SEPTEMBER 30,       AUGUST 31,         SEPTEMBER 30,
                                       ------------------  ------------- ------------------    -----------------
                                        1995        1994**     1993++     1995       1994**     1993      1992++
                                       -------     -------    -------    -------    -------    -------   -------
NET ASSET VALUE, beginning of          $10.010     $11.130    $10.000    $10.070    $11.070    $10.290   $10.000
                                       -------     -------    -------    -------    -------    -------   -------

INCOME  (LOSS) FROM OPERATIONS:
  Net investment income                $ 0.487     $ 0.447    $ 0.478    $ 0.476    $ 0.428    $ 0.466   $ 0.303
  Net realized and unrealized
    gain (loss) on investments          (0.006)+++  (0.937)     1.234      0.169     (0.922)     0.890     0.375+++
                                       -------     -------    -------    -------    -------    -------   -------
    Total income (loss) from
      operations                       $ 0.481     $(0.490)   $ 1.712    $ 0.645    $(0.494)   $ 1.356   $ 0.678
                                       -------     -------    -------    -------    -------    -------   -------

LESS DISTRIBUTIONS:
  From net investment income           $(0.487)    $(0.447)   $(0.478)   $(0.476)   $(0.428)   $(0.466)  $(0.303)
  In excess of net investment income    (0.024)     (0.074)    (0.104)    (0.009)    (0.070)    (0.110)   (0.085)
  In excess of net realized
    gain on investments                    --       (0.109)       --         --      (0.008)       --        --
                                       -------     -------    -------    -------    -------    -------   -------
    Total distributions                $(0.511)    $(0.630)   $(0.582)   $(0.485)   $(0.506)   $(0.576)  $(0.388)
                                       -------     -------    -------    -------    -------    -------   -------

NET ASSET VALUE, end of year           $ 9.980     $10.010    $11.130    $10.230    $10.070    $11.070   $10.290
                                       =======     =======    =======    =======    =======    =======   =======

TOTAL RETURN(1)                          5.08%     (4.56)%     17.26%      6.71%    (4.56)%     13.61%     6.65%


RATIOS/SUPPLEMENTAL DATA*:
  Net assets, end of period
    (000 omitted)                      $31,836     $29,020    $17,935   $113,826   $116,721    $95,226   $29,180
  Ratio of net expenses to
    average daily net assets(2)          1.31%       1.08%+     1.07%+     1.50%      1.43%+     1.43%+    1.30%+
  Ratio of net investment
    income to average daily
    net assets                           4.97%       4.62%+     4.27%+     4.82%      4.44%+      4.28%+   4.25%+


PORTFOLIO TURNOVER(3)                      --          14%        86%        --         --          12%       3%

*For the periods indicated, the operating expenses of the Funds and the Portfolios reflect an allocation of expenses to the Investment Adviser and/or the Administrator. Had such actions not been taken, net investment income per share and the ratios would have been:


 NET INVESTMENT INCOME PER SHARE       $ 0.476     $ 0.412    $ 0.401                          $ 0.461   $ 0.280
                                       =======     =======    =======                          =======   =======

 RATIOS (As a percentage of average daily net assets):
    Expenses(2)                          1.42%       1.44%+     1.76%+                           1.48%     1.62%+
    Net investment income                4.86%       4.26%+     3.58%+                           4.23%     3.93%+

                                                                                      (See footnotes on page 10.)

THE FUNDS' FINANCIAL HIGHLIGHTS -- CONTINUED
-------------------------------------------------------------------------------------------------------------------------
                                               MISSOURI FUND                             NORTH CAROLINA FUND
                                  ----------------------------------------     ------------------------------------------
                                                 YEAR ENDED                                   YEAR ENDED
                                  ----------------------------------------     ------------------------------------------
                                      AUGUST 31,           SEPTEMBER 30,           AUGUST 31,          SEPTEMBER 30,
                                  -----------------     ------------------     -----------------      -------------------
                                    1995     1994**        1993     1992++       1995     1994**       1993        1992++
                                  -------   -------      -------   -------     -------   -------      -------     -------
NET ASSET VALUE, beginning of
  year                            $10.240   $11.250      $10.400   $10.000     $ 9.970   $10.940      $10.300     $10.000
                                  -------   -------      -------   -------     -------   -------      -------     -------

INCOME (LOSS) FROM OPERATIONS:
  Net investment income
                                  $ 0.477   $ 0.423      $ 0.470   $ 0.200     $ 0.466   $ 0.423      $ 0.468     $ 0.456
  Net realized and unrealized
    gain (loss) on investments      0.289    (0.904)       1.005    0.455        0.011+++ (0.895)       0.794       0.423+++
                                  -------   -------      -------   -------     -------   -------      -------     -------
    Total income (loss) from
      operations                  $ 0.766   $(0.481)     $ 1.475   $ 0.655     $ 0.477   $(0.472)     $ 1.262     $ 0.879
                                  -------   -------      -------   -------     -------   -------      -------     -------

LESS DISTRIBUTIONS:
  From net investment income
                                  $(0.477)  $(0.423)     $(0.470)  $(0.200)   $(0.466)   $(0.423)     $(0.468)    $(0.456)
  In excess of net investment
    income                         (0.019)   (0.084)      (0.128)   (0.055)    (0.021)    (0.075)      (0.120)     (0.123)
  In excess of net realized
    gain on investments              --      (0.022)      (0.027)     --         --          --        (0.034)      --
                                  -------   -------      -------   -------     -------   -------      -------     -------
    Total distributions           $(0.496)   (0.529)     $(0.625)   (0.255)     (0.487)   (0.498)     $(0.622)    $(0.579)
                                  -------   -------      -------   -------     -------   -------      -------     -------

NET ASSET VALUE, end of year      $10.510   $10.240      $11.250   $10.400     $ 9.960   $ 9.970      $10.940     $10.300
                                  =======   =======      =======   =======     =======   =======      =======     =======

TOTAL RETURN(1)                     7.82%   (4.33)%       14.66%     6.33%       5.03%   (4.40)%       12.69%       8.75%

RATIOS/SUPPLEMENTAL DATA*:
  Net assets, end of period
   (000 omitted)                  $89,811   $91,227      $76,653   $25,225    $188,450  $192,667     $173,828     $71,733
  Ratio of net expenses to
    average daily net assets(2)     1.53%     1.49%+       1.52%     1.32%+      1.51%     1.42%+       1.52%       1.35%+
  Ratio of net investment
    income to average daily
    net assets                      4.72%     4.30%+       4.23%     4.31%+      4.78%     4.43%+       4.34%       4.54%+

PORTFOLIO TURNOVER(3)               --          --           14%       21%        --         --           16%         52%

*For the periods indicated, the operating expenses of the Funds and the Portfolios reflect an allocation of expenses to the Investment Adviser and/or Administrator. Had such actions not been taken, net investment income per share and the ratios would have been:


 NET INVESTMENT INCOME PER
   SHARE                                                 $ 0.467   $ 0.192                                        $ 0.434
                                                         =======   =======                                        =======

 RATIOS (As a percentage of average daily net assets):
    Expenses(2)                                            1.55%     1.49%+                                         1.57%+
    Net investment income                                  4.20%     4.14%+                                         4.32%+

                                                   (See footnotes on page 10.)

THE FUNDS' FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------------------------------------
                                                OREGON FUND                           SOUTH CAROLINA
                                ------------------------------------------    --------------------------------
                                                 YEAR ENDED                             YEAR ENDED
                                ------------------------------------------    --------------------------------
                                      AUGUST 31,           SEPTEMBER 30,           AUGUST 31,    SEPTEMBER 30,
                                --------------------    ------------------    ------------------ -------------
                                  1995       1994**      1993       1992++     1995      1994**      1993++
                                -------     -------     -------    -------    -------    -------    -------
NET ASSET VALUE, beginning of
  year                          $10.090     $11.130     $10.270    $10.000    $ 9.940    $10.890    $10.000
                                -------     -------     -------    -------    -------    -------    -------


INCOME (LOSS) FROM OPERATIONS:
  Net investment income         $ 0.455     $ 0.415     $ 0.459    $ 0.351    $ 0.460    $ 0.408    $ 0.461
  Net realized and unrealized
    gain (loss) on investments    0.241      (0.869)      0.983      0.368      0.071     (0.870)     0.986
                                -------     -------     -------    -------    -------    -------    -------
    Total income (loss) from
      operations                $ 0.696     $(0.454)    $ 1.442    $ 0.719    $ 0.531     (0.462)   $ 1.447
                                -------     -------     -------    -------    -------    -------    -------

LESS DISTRIBUTIONS:
  From net investment income    $(0.455)    $(0.415)    $(0.459)   $(0.351)   $(0.461)   $(0.408)   $(0.461)
  In excess of net investment
    income                       (0.021)     (0.078)     (0.117)    (0.098)    (0.011)    (0.080)    (0.096)
  From net realized gain on
    investments                     --       (0.093)     (0.006)      --         --         --         --
                                -------     -------     -------    -------    -------    -------    -------
    Total distributions         $(0.476)    $(0.586)    $(0.582)   $(0.449)   $(0.471)   $(0.488)   $(0.557)
                                -------     -------     -------    -------    -------    -------    -------


NET ASSET VALUE, end of year    $10.310     $10.090     $11.130    $10.270    $10.000    $ 9.940    $10.890
                                =======     =======     =======    =======    =======    =======    =======

TOTAL RETURN(1)                   7.22%     (4.21)%      14.47%      7.10%      5.64%    (4.33)%     14.50%

RATIOS/SUPPLEMENTAL DATA*:
  Net assets, end of period
   (000 omitted)               $145,056    $151,127    $128,229    $41,703    $59,955    $59,878    $43,169
  Ratio of net expenses to
    average daily net assets(2)   1.53%       1.43%+      1.55%      1.47%+     1.49%      1.36%+     1.07%+
  Ratio of net investment
    income to average daily
    net assets                    4.59%       4.28%+      4.22%      4.27%+     4.77%      4.27%+     4.22%+

PORTFOLIO TURNOVER(3)               --          --          23%        44%        --          3%        13%

*For the periods indicated, the operating expenses of the Funds and the Portfolios reflect an allocation of expenses to the Investment Adviser and/or Adminstrator. Has such actions not been taken, net investment income per share and the ratios would have been:

 NET INVESTMENT INCOME PER
   SHARE                                                           $ 0.338                          $ 0.421
                                                                   =======                          =======

 RATIOS (As a percentage
   of average daily net assets):
    Expenses(2)                                                      1.63%+                           1.44%+
    Net investment income                                            4.11%+                           3.85%+

                                                                                      (See footnotes on page 10.)

THE FUNDS' FINANCIAL HIGHLIGHTS -- CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
                                                      TENNESSEE FUND                              VIRGINIA FUND
                                      ----------------------------------------  ---------------------------------------------------
                                                        YEAR ENDED                                YEAR ENDED
                                      ----------------------------------------  ---------------------------------------------------
                                            AUGUST 31,        SEPTEMBER 30,           AUGUST 31,              SEPTEMBER 30,
                                      -----------------   --------------------  ------------------   ------------------------------
                                        1995     1994**     1993     1992++       1995      1994**     1993      1992     1991++
                                      -------   -------   -------   -------     -------    -------   -------   -------   -------
NET ASSET VALUE, beginning of year    $10.020   $11.070   $10.010   $10.000     $10.120    $11.060   $10.460   $10.200   $10.000
                                      -------   -------   -------   -------     -------    -------   -------   -------   -------

INCOME (LOSS) FROM OPERATIONS:
  Net investment income               $ 0.468   $ 0.426   $ 0.466   $ 0.040     $ 0.479    $ 0.438   $ 0.483   $ 0.526   $ 0.087
  Net realized and unrealized gain
    (loss) on  investments              0.115    (0.848)    1.158     0.027+++    0.161     (0.864)    0.762     0.385     0.220+++
                                      -------   -------   -------   -------     -------    -------   -------   -------   -------
    Total income (loss) from
      operations                      $ 0.583   $(0.422)  $ 1.624   $ 0.067     $ 0.640   $ (0.426)  $ 1.245   $ 0.911   $ 0.307
                                      -------   -------   -------   -------     -------    -------   -------   -------   -------


LESS DISTRIBUTIONS:
  From net investment income          $(0.468)  $(0.426)  $(0.466)  $(0.040)    $(0.479)  $(0.438)   $(0.483)  $(0.526)  $(0.087)
  In excess of net investment income   (0.025)   (0.071)   (0.098)   (0.017)     (0.021)   (0.076)    (0.130)   (0.120)   (0.020)
  From net realized gain on
    investments                           --     (0.094)      --        --          --         --     (0.022)   (0.005)      --
  In excess of net realized gain on
    investments                           --     (0.037)      --        --          --         --     (0.010)      --        --
                                      -------   -------   -------   -------     -------    -------   -------   -------   -------
    Total distributions               $(0.493)   $(0.628) $(0.564)  $(0.057)    $(0.500)   $(0.514)  $(0.645)  $(0.651)  $(0.107)
                                      -------   -------   -------   -------     -------    -------   -------   -------   -------

NET ASSET VALUE, end of year          $10.110   $10.020   $11.070   $10.010     $10.260    $10.120   $11.060   $10.460   $10.200
                                      =======   =======   =======   =======    ========   ========  ========   =======   =======


TOTAL RETURN(1)                         6.12%   (3.93)%    16.97%     0.01%       6.62%    (3.95)%    12.33%     9.16%     2.82%


RATIOS/SUPPLEMENTAL DATA*:
  Net assets, end of period (000
    omitted)                          $57,484   $55,379   $39,648   $43,475    $189,535   $193,420  $175,426   $72,629   $11,081
  Ratio of net expenses to average
    daily net assets(2)                 1.47%     1.37%+    1.30%     1.00%+      1.50%      1.44%+    1.52%     1.36%     1.27%+
  Ratio of net investment income to
    average daily net assets            4.77%     4.44%+    4.24%     2.91%+      4.81%      4.51%+    4.42%     4.86%     4.47%+

PORTFOLIO TURNOVER(3)                     --        --        28%        0%         --         --        27%       85%       10%


  * For the periods indicated, the operating expenses of each Fund reflect a reduction of expenses by the Investment Adviser and/or the Administrator. Had such actions not been taken, net investment income per share and the ratios would have been as follows:


 NET INVESTMENT INCOME PER SHARE                          $ 0.432   $ 0.025                                    $ 0.501   $ 0.079
                                                          =======   =======                                    =======   =======
 RATIOS (As a percentage of average daily net assets):
    Expenses(2)                                             1.61%     2.10%+                                     1.59%     1.68%+
    Net investment income                                   3.93%     1.81%+                                     4.63%     4.06%+

Footnotes:


 ** For the eleven months ended August 31, 1994.
  + Annualized.
 ++ For the period from the start of business July 26, 1991 to September 30, 1991 for the Virginia Fund, for the period from the start of business December 23, 1991, December 23, 1991, February 3, 1992, May 1, 1992, October 23, 1991, December 24, 1991 and
    August 25, 1992 to September 30, 1992 for the Georgia, Kentucky, Maryland, Missouri, North Carolina, Oregon, and Tennessee
    Funds, respectively, and for the period from the start of business May 1, 1992 to September 30, 1993 for the Alabama Fund and
    for the period from the start of business, October 2, 1992 to September 30, 1993 for the Arkansas, Louisiana and South
    Carolina Funds, respectively.
+++ The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of the Fund shares and the amount of per share realized and unrealized gains and losses at such time.
(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is computed on a non-annualized basis.
(2) Since February 1, 1993, includes the Fund's share of its corresponding Portfolio's allocated expenses.
(3) Portfolio Turnover represents the rate of portfolio activity for the period while a Fund was making investments directly in securities. The portfolio turnover rate for the period since a Fund transferred substantially all of its investable assets to a Portfolio is shown in the Portfolio's financial statements which are included in the Funds' annual report.

THE FUNDS' INVESTMENT OBJECTIVES
------------------------------------------------------------------------------
The investment objective of each Fund is set forth below. Each Fund seeks to meet its investment objective by investing its assets in a separate corresponding open-end management investment company (a "Portfolio") which invests primarily in municipal obligations (as described below) which are rated at least investment grade by a major rating agency or, if unrated, determined to be of at least investment grade quality by the Investment Adviser. Each Portfolio has the same investment objective as its corresponding Fund.

EV MARATHON ALABAMA MUNICIPALS FUND (the "Alabama Fund") seeks to provide current income exempt from regular federal income tax and Alabama State personal income taxes. The Alabama Fund seeks to meet its objective by investing its assets in the Alabama Municipals Portfolio (the "Alabama Portfolio").

EV MARATHON ARKANSAS MUNICIPALS FUND (the "Arkansas Fund") seeks to provide current income exempt from regular federal income tax and Arkansas State personal income taxes. The Arkansas Fund seeks to meet its objective by investing its assets in the Arkansas Municipals Portfolio (the "Arkansas Portfolio").

EV MARATHON GEORGIA MUNICIPALS FUND (the "Georgia Fund") seeks to provide current income exempt from regular federal income tax and Georgia State personal income taxes. The Georgia Fund seeks to meet its objective by investing its assets in the Georgia Municipals Portfolio (the "Georgia Portfolio").

EV MARATHON KENTUCKY MUNICIPALS FUND (the "Kentucky Fund") seeks to provide current income exempt from regular federal income tax and Kentucky state personal income taxes in the form of an investment exempt from the Kentucky intangibles tax. The Kentucky Fund seeks to meet its objective by investing its assets in the Kentucky Municipals Portfolio (the "Kentucky Portfolio").

EV MARATHON LOUISIANA MUNICIPALS FUND (the "Louisiana Fund") seeks to provide current income exempt from regular federal income tax and Louisiana State individual and corporate income taxes. The Louisiana Fund seeks to meet its objective by investing its assets in the Louisiana Municipals Portfolio (the "Louisiana Portfolio").

EV MARATHON MARYLAND MUNICIPALS FUND (the "Maryland Fund") seeks to provide current income exempt from regular federal income tax and Maryland State and local income taxes. The Maryland Fund seeks to meet its objective by investing its assets in the Maryland Municipals Porfolio (the "Maryland Portfolio").


EV MARATHON MISSOURI MUNICIPALS FUND (the "Missouri Fund") seeks to provide current income exempt from regular federal income tax and Missouri State personal income taxes. The Missouri Fund seeks to meet its objective by investing in the Missouri Municipals Portfolio (the "Missouri Portfolio").


EV MARATHON NORTH CAROLINA MUNICIPALS FUND (the "North Carolina Fund") seeks to provide current income exempt from regular federal income tax and North Carolina State personal income taxes. The North Carolina Fund seeks to meet its objective by investing its assets in the North Carolina Municipals Portfolio (the "North Carolina Portfolio").

EV MARATHON OREGON MUNICIPALS FUND (the "Oregon Fund") seeks to provide current income exempt from regular federal income tax and Oregon State personal income taxes. The Oregon Fund seeks to meet its objective by investing its assets in the Oregon Municipals Portfolio (the "Oregon Portfolio").

EV MARATHON SOUTH CAROLINA MUNICIPALS FUND (the "South Carolina Fund") seeks to provide current income exempt from regular federal income tax and South Carolina State personal income taxes. The South Carolina Fund seeks to meet its objective by investing its assets in the South Carolina Municipals Portfolio (the "South Carolina Portfolio").

EV MARATHON TENNESSEE MUNICIPALS FUND (the "Tennessee Fund") seeks to provide current income exempt from regular federal income tax and Tennessee State personal income taxes. The Tennessee Fund seeks to meet its objective by investing its assets in the Tennessee Municipals Portfolio (the "Tennessee Portfolio").

EV MARATHON VIRGINIA MUNICIPALS FUND (the "Virginia Fund") seeks to provide current income exempt from regular federal income tax and Virginia state personal income taxes. The Virginia Fund seeks to meet its objective by investing its assets in the Virginia Municipals Portfolio (the "Virginia Portfolio").

HOW THE FUNDS AND THE PORTFOLIOS INVEST THEIR ASSETS
------------------------------------------------------------------------------
EACH FUND SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING EITHER DIRECTLY OR INDIRECTLY THROUGH ANOTHER OPEN-END MANAGEMENT INVESTMENT COMPANY PRIMARILY (I.E., AT LEAST 80% OF ITS NET ASSETS DURING PERIODS OF NORMAL MARKET CONDITIONS) IN MUNICIPAL OBLIGATIONS, THE INTEREST ON WHICH IS EXEMPT FROM REGULAR FEDERAL INCOME TAX AND FROM THE STATE TAXES WHICH, IN ACCORDANCE WITH ITS INVESTMENT OBJECTIVE, THE FUND SEEKS TO AVOID. The foregoing policy is a fundamental policy of each Fund and its corresponding Portfolio, which may not be changed unless authorized by a vote of the Fund's shareholders or that Portfolio's investors, as the case may be.


At least 75% of the net assets of the Alabama Portfolio, Arkansas Portfolio, Georgia Portfolio, Louisiana Portfolio, Maryland Portfolio, Missouri Portfolio, North Carolina Portfolio, South Carolina Portfolio, Tennessee Portfolio and Virginia Portfolio and at least 70% of the net assets of the Kentucky Portfolio and Oregon Portfolio will normally be invested in obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody's Investors Service, Inc. ("Moody's") or BBB or higher by either Standard & Poor's Ratings Group ("S&P") or Fitch Investors Service, Inc. ("Fitch")) or, if unrated, determined by the Investment Adviser to be of at least investment grade quality. The balance of each Portfolio's net assets may be invested in municipal obligations rated below investment grade (but not lower than B by Moody's, S&P or Fitch) and unrated municipal obligations considered to be of comparable quality by the Investment Adviser. Municipal obligations rated Baa or BBB may have speculative characteristics. Also, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher rated obligations. Securities rated below BBB or Baa are commonly known as "junk bonds". A Portfolio may retain an obligation whose rating drops below B after its acquisition if such retention is considered desirable by the Investment Adviser. See "Additional Risk Considerations." For a description of municipal obligation ratings, see the Statement of Additional Information.


MUNICIPAL OBLIGATIONS. Municipal obligations include bonds, notes and commercial paper issued by a municipality for a wide variety of both public and private purposes, the interest on which is, in the opinion of bond counsel, exempt from regular federal income tax. Public purpose municipal bonds include general obligation and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility. Municipal notes include bond anticipation, tax anticipation and revenue anticipation notes. Bond, tax and revenue anticipation notes are short-term obligations that will be retired with the proceeds of an anticipated bond issue, tax revenue or facility revenue, respectively. Under normal market conditions, a Portfolio will invest at least 65% of its total assets in obligations issued by its respective State or its political subdivisions.


Interest income from certain types of municipal obligations may be subject to the federal alternative minimum tax (the "AMT") for individual investors. As at August 31, 1995, the Portfolios had invested in such obligations as follows (as a percentage of net assets): Alabama Portfolio (8.2%); Arkansas Portfolio (17.0%); Georgia Portfolio (14.3%); Kentucky Portfolio (16.4%); Louisiana Portfolio (19.5%); Maryland Portfolio (14.1%); Missouri Portfolio (9.8%); North Carolina Portfolio (7.3%); Oregon Portfolio (15.4%); South Carolina Portfolio (18.5%); Tennessee Portfolio (14.2%); and Virginia Portfolio (15.9%). At August 31, 1995, the Portfolios limited their investment in obligations subject to the AMT to not more than 20% of net assets. The Portfolios are no longer subject to such limitation. Distributions to corporate investors of certain interest income may also be subject to the AMT. The Funds may not be suitable for investors subject to the AMT.

CONCENTRATION. Each Portfolio will concentrate its investments in municipal obligations issued by its respective State and that State's political subdivisions. Each Portfolio is, therefore, more susceptible to factors adversely affecting issuers in one State than mutual funds which do not concentrate in a specific State. Municipal obligations of issuers in a single State may be adversely effected by economic developments and by legislation and other governmental activities in that State. To the extent that a Portfolio's assets are concentrated in municipal obligations of issuers of a single State, that Portfolio may be subject to an increased risk of loss. Each Portfolio may also invest in obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam. See the Appendix to this Prospectus for a description of some of the economic and other factors relating to the States and Puerto Rico.

In addition, each Portfolio may invest 25% or more of its total assets in municipal obligations of the same type, including, without limitation, the following: lease rental obligations of State and local authorities; obligations of State and local housing finance authorities, municipal utilities systems or public housing authorities; obligations of hospitals or life care facilities; or industrial development or pollution control bonds issued for electric utility systems, steel companies, paper companies or other purposes. This may make a Portfolio more susceptible to adverse economic, political, or regulatory occurrences affecting a particular category of issuer. For example, health care-related issuers are susceptible to medicaid reimbursement policies, and national and state health care legislation. As a Portfolio's concentration increases, so does the potential for fluctuation in the value of the corresponding Fund's shares.

NON-DIVERSIFIED STATUS. Each Portfolio's classification under the Investment Company Act of 1940 (the "1940 Act") as a "non-diversified" investment company allows it to invest, with respect to 50% of its total assets, more than 5% (but not more than 25%) of its total assets in the securities of any issuer. A Portfolio is likely to invest a greater percentage of its assets in the securities of a single issuer than would a diversified fund. Therefore, a Portfolio is more susceptible to any single adverse economic or political occurrence or development affecting issuers of the relevant State's municipal obligations.



OTHER INVESTMENT PRACTICES
Each Portfolio may engage in the following investment practices, some of which may be considered to involve "derivative" instruments because they derive their value from another instrument, security or index. In addition, each Portfolio may temporarily borrow up to 5% of the value of its total assets to satisfy redemption requests or settle securities transactions.

WHEN-ISSUED SECURITIES. Each Portfolio may purchase securities on a "when-issued" basis, which means that payment and delivery occur on a future settlement date. The price and yield of such securities are generally fixed on the date of commitment to purchase. However, the market value of the securities may fluctuate prior to delivery and upon delivery the securities may be worth more or less than a Portfolio agreed to pay for them. Each Portfolio may also purchase instruments that give the Portfolio the option to purchase a municipal obligation when and if issued.

INVERSE FLOATERS. Each Portfolio may invest in municipal securities whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index ("inverse floaters"). An investment in inverse floaters may involve greater risk than an investment in a fixed rate bond. Because changes in the interest rate on the other security or index inversely affect the residual interest paid on the inverse floater, the value of an inverse floater is generally more volatile than that of a fixed rate bond. Inverse floaters have interest rate adjustment formulas which generally reduce or, in the extreme, eliminate the interest paid to a Portfolio when short-term interest rates rise, and increase the interest paid to the Portfolio when short-term interest rates fall. Inverse floaters have varying degrees of liquidity, and the market for these securities is new and relatively volatile. These securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline. Shifts in long-term interest rates may, however, alter this tendency. Although volatile, inverse floaters typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities usually permit the investor to convert the floating rate to a fixed rate (normally adjusted downward), and this optional conversion feature may provide a partial hedge against rising rates if exercised at an opportune time. Inverse floaters are leveraged because they provide two or more dollars of bond market exposure for every dollar invested.

FUTURES TRANSACTIONS. Each Portfolio may purchase and sell various kinds of financial futures contracts and options thereon to hedge against changes in interest rates. The futures contracts may be based on various debt securities (such as U.S. Government securities), securities indices (such as the Municipal Bond Index traded on the Chicago Board of Trade) and other financial instruments and indices. Such transactions involve a risk of loss or depreciation due to unanticipated adverse changes in securities prices, which may exceed a Portfolio's initial investment in these contracts. A Portfolio may not purchase or sell futures contracts or related options, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of margin deposits and premiums paid on the Portfolio's outstanding positions would exceed 5% of the market value of the Portfolio's net assets. These transactions involve transaction costs. There can be no assurance that the Investment Adviser's use of futures will be advantageous to a Portfolio. Distributions by a Fund of any gains realized on its corresponding Portfolio's transactions in futures and options on futures will be taxable.

INSURED OBLIGATIONS. Each Portfolio may purchase municipal bonds that are additionally secured by insurance, bank credit agreements, or escrow accounts. The credit quality of companies which provide such credit enhancements will affect the value of those securities. Although the insurance feature reduces certain financial risks, the premiums for insurance and the higher market price paid for insured obligations may reduce a Fund's current yield. Insurance generally will be obtained from insurers with a claims-paying ability rated Aaa by Moody's or AAA by S&P or Fitch. The insurance does not guarantee the market value of the insured obligations or the net asset value of a Fund's shares.



ADDITIONAL RISK CONSIDERATIONS
Many municipal obligations offering current income are in the lowest investment grade category (Baa or BBB), lower categories or may be unrated. As indicated above, each Portfolio may invest in municipal obligations rated below investment grade (but not lower than B by Moody's, S&P or Fitch) and comparable unrated obligations. The lowest investment grade, lower rated and comparable unrated municipal obligations in which a Portfolio may invest will have speculative characteristics in varying degrees. While such obligations may have some quality and protective characteristics, these characteristics can be expected to be offset or outweighed by uncertainties or major risk exposures to adverse conditions. Lower rated and comparable unrated municipal obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to greater price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated municipal obligations are also more likely to react to real or perceived developments affecting market and credit risk than are more highly rated obligations, which react primarily to movements in the general level of interest rates. The Investment Adviser seeks to minimize the risks of investing in below investment grade securities through professional investment analysis and attention to current developments in interest rates and economic conditions. When a Portfolio invests in lower rated or unrated municipal obligations, the achievement of the Portfolio's goals is more dependent on the Investment Adviser's ability than would be the case if the Portfolio were investing in municipal obligations in the higher rating categories.

Each Portfolio may retain defaulted obligations in its portfolio when such retention is considered desirable by the Investment Adviser. In the case of a defaulted obligation, a Portfolio may incur additional expense seeking recovery of its investment. Municipal obligations held by a Portfolio which are rated below investment grade but which, subsequent to the assignment of such rating, are backed by escrow accounts containing U.S. Government obligations may be determined by the Investment Adviser to be of investment grade quality for purposes of the Portfolio's investment policies. A Portfolio may retain in its portfolio an obligation whose rating drops below B after its acquisition, if such retention is considered desirable by the Investment Adviser; provided, however, that holdings of obligations rated below Baa or BBB will not exceed 35% of net assets. In the event the rating of an obligation held by a Portfolio is downgraded, causing the Portfolio to exceed this limitation, the Investment Adviser will (in an orderly fashion within a reasonable period of time) dispose of such obligations as it deems necessary in order to comply with the Portfolio's credit quality limitations. For a description of municipal obligation ratings, see the Statement of Additional Information.


The net asset value of shares of a Fund will change in response to fluctuations in prevailing interest rates and changes in the value of the securities held by its corresponding Portfolio. When interest rates decline, the value of securities held by a Portfolio can be expected to rise. Conversely, when interest rates rise, the value of most portfolio security holdings can be expected to decline. Changes in the credit quality of the issuers of municipal obligations held by a Portfolio will affect the principal value of (and possibly the income earned on) on such obligations. In addition, the values of such securities are affected by changes in general economic conditions and business conditions affecting the specific industries of their issuers. Changes by recognized rating services in their ratings of a security and in the ability of the issuer to make payments of principal and interest may also affect the value of a Portfolio's investments. The amount of information about the financial condition of an issuer of municipal obligations may not be as extensive as that made available by corporations whose securities are publicly traded. An investment in shares of a Fund will not constitute a complete investment program.

At times, a substantial portion of the Portfolio's assets may be invested in securities as to which the Portfolio, by itself or together with other accounts managed by the Investment Adviser and its affiliates, holds a major portion or all of such securities. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Portfolio could find it more difficult to sell such securities when the Investment Adviser believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. Under such circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the Portfolio's net asset value.


The secondary market for some municipal obligations issued within a State (including issues which are privately placed with a Portfolio) is less liquid than that for taxable debt obligations or other more widely traded municipal obligations. No Portfolio will invest in illiquid securities if more than 15% of its net assets would be invested in securities that are not readily marketable. No established resale market exists for certain of the municipal obligations in which a Portfolio may invest. The market for obligations rated below investment grade is also likely to be less liquid than the market for higher rated obligations. As a result, a Portfolio may be unable to dispose of these municipal obligations at times when it would otherwise wish to do so at the prices at which they are valued.

Certain securities held by the Portfolio may permit the issuer at its option to "call", or redeem, its securities. If an issuer redeems securities held by the Portfolio during a time of declining interest rates, the Portfolio may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.


Some of the securities in which a Portfolio invests may include so-called "zero-coupon" bonds, whose values are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently. Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. Each Portfolio is required to accrue and distribute income from zero-coupon bonds on a current basis, even though it does not receive that income currently in cash. Thus, a Portfolio may have to sell other investments to obtain cash needed to make income distributions.

Each Portfolio may invest in municipal leases, and participations in municipal leases. The obligation of the issuer to meet its obligations under such leases is often subject to the appropriation by the appropriate legislative body, on an annual or other basis, of funds for the payment of the obligations. Investments in municipal leases are thus subject to the risk that the legislative body will not make the necessary appropriation and the issuer will not otherwise be willing or able to meet its obligation.

  EACH FUND AND PORTFOLIO HAVE ADOPTED CERTAIN FUNDAMENTAL INVESTMENT RESTRICTIONS WHICH ARE ENUMERATED IN DETAIL IN THE STATEMENT OF ADDITIONAL INFORMATION AND WHICH MAY NOT BE CHANGED UNLESS AUTHORIZED BY A SHAREHOLDER VOTE AND AN INVESTOR VOTE, RESPECTIVELY. EXCEPT FOR SUCH ENUMERATED RESTRICTIONS AND AS OTHERWISE INDICATED IN THIS PROSPECTUS, THE INVESTMENT OBJECTIVE AND POLICIES OF EACH FUND AND PORTFOLIO ARE NOT FUNDAMENTAL POLICIES AND ACCORDINGLY MAY BE CHANGED BY THE TRUSTEES OF THE TRUST AND THE PORTFOLIO WITHOUT OBTAINING THE APPROVAL OF A FUND'S SHAREHOLDERS OR THE INVESTORS IN THE CORRESPONDING PORTFOLIO, AS THE CASE MAY BE. IF ANY CHANGES WERE MADE IN A FUND'S INVESTMENT OBJECTIVE, THE FUND MIGHT HAVE INVESTMENT OBJECTIVES DIFFERENT FROM THE OBJECTIVE WHICH AN INVESTOR CONSIDERED APPROPRIATE AT THE TIME THE INVESTOR BECAME A SHAREHOLDER IN THE FUND.


ORGANIZATION OF THE FUNDS AND THE PORTFOLIOS
------------------------------------------------------------------------------
EACH FUND IS A NON-DIVERSIFIED SERIES OF EATON VANCE MUNICIPALS TRUST (THE "TRUST"), A BUSINESS TRUST ESTABLISHED UNDER MASSACHUSETTS LAW PURSUANT TO A DECLARATION OF TRUST DATED SEPTEMBER 30, 1985, AS AMENDED. THE TRUST IS A MUTUAL FUND -- AN OPEN-END MANAGEMENT INVESTMENT COMPANY. The Trustees of the Trust are responsible for the overall management and supervision of its affairs. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series and because the Trust can offer separate series (such as the Funds) it is known as a "series company." Each share represents an equal proportionate beneficial interest in a Fund. When issued and outstanding, each Fund's shares are fully paid and nonassessable by the Trust and redeemable as described under "How to Redeem Fund Shares." Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of a Fund, shareholders of that Fund are entitled to share pro rata in the net assets available for distribution to shareholders.

EACH PORTFOLIO IS ORGANIZED AS A TRUST UNDER THE LAWS OF THE STATE OF NEW YORK AND INTENDS TO BE TREATED AS A PARTNERSHIP FOR FEDERAL TAX PURPOSES. The Portfolios, as well as the Trust, intend to comply with all applicable federal and state securities laws. Each Portfolio's Declaration of Trust provides that its corresponding Fund and other entities permitted to invest in that Portfolio (e.g., other U.S. and foreign investment companies, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of a Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Funds nor their shareholders will be adversely affected by reason of the Funds investing in the Portfolios.


SPECIAL INFORMATION ON THE FUND/PORTFOLIO INVESTMENT STRUCTURE. An investor in a Fund should be aware that the Fund, unlike mutual funds which directly acquire and manage their own portfolios of securities, seeks to achieve its investment objective by investing its assets in an interest in its corresponding Portfolio, which is a separate investment company with an identical investment objective (although the Fund may temporarily hold a de minimis amount of cash). Therefore, a Fund's interest in the securities owned by its corresponding Portfolio is indirect. In addition to selling an interest to its corresponding Fund, a Portfolio may sell interests to other affiliated and non-affiliated mutual funds or institutional investors. Such investors will invest in a Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in a Portfolio are not required to sell their shares at the same public offering price as the corresponding Fund due to variations in sales commissions and other operating expenses. Therefore, investors in a Fund should be aware that these differences may result in differences in returns experienced by investors in the various funds that invest in its corresponding Portfolio. Such differences in returns are also present in other mutual fund structures, including funds that have multiple classes of shares. For information regarding the investment objective, policies and restrictions of the Portfolios, see "The Funds" Investment Objectives'' and "How the Funds and the Portfolios Invest their Assets". Further information regarding investment practices may be found in the Statement of Additional Information.


The Trustees of the Trust have considered the advantages and disadvantages of investing the assets of each Fund in its corresponding Portfolio, as well as the advantages and disadvantages of the two-tier format. The Trustees believe that the structure offers opportunities for substantial growth in the assets of the Portfolios, and affords the potential for economies of scale for each Fund, at least when the assets of its corresponding Portfolio exceed $500 million. The public shareholders of each Fund have previously approved the policy of investing such Fund's assets in an interest in its corresponding Portfolio.

A Fund may withdraw (completely redeem) all its assets from its corresponding Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interest of that Fund to do so. The investment objective and the nonfundamental investment policies of each Fund and Portfolio may be changed by the Trustees of the Trust and the Portfolio without obtaining the approval of the shareholders of that Fund or the investors in that Portfolio, as the case may be. Any such change of an investment objective will be preceded by thirty days' advance written notice to the shareholders of the Fund or the investors in the Portfolio, as the case may be. If a shareholder redeems shares because of a change in the nonfundamental objective or policies of a Fund, those shares may be subject to a contingent deferred sales charge, as described in "How to Redeem Fund Shares". In the event a Fund withdraws all of its assets from its corresponding Portfolio, or the Board of Trustees of the Trust determines that the investment objective of such Portfolio is no longer consistent with the investment objective of the Fund, such Trustees would consider what action might be taken, including investing the assets of such Fund in another pooled investment entity or retaining an investment adviser to manage the Fund's assets in accordance with its investment objective. A Fund's investment performance may be affected by a withdrawal of all its assets from its corresponding Portfolio.

Information regarding other pooled investment entities or funds which invest in a Portfolio may be obtained by contacting Eaton Vance Distributors, Inc. (the "Principal Underwriter" or "EVD"), 24 Federal Street, Boston, MA 02110,
(617) 482-8260. Smaller investors investing in a Portfolio may be adversely affected by the actions of a larger investor investing in the Portfolio. For example, if a large investor withdraws from a Portfolio, the remaining investors may experience higher pro rata operating expenses, thereby producing lower returns. Additionally, a Portfolio may become less diverse, resulting in increased portfolio risk, and experience decreasing economies of scale. However, this possibility exists as well for historically structured mutual funds which have large or institutional investors.


Until 1992, the Administrator sponsored and advised historically structured funds. Funds which invest all their assets in interests in a separate investment company are a relatively new development in the mutual fund industry and, therefore, the Funds may be subject to additional regulations than historically structured funds.

Each Portfolio's Declaration of Trust provides that the Portfolio will terminate 120 days after the complete withdrawal of a Fund or any other investor in the Portfolio, unless either the remaining investors, by unanimous vote at a meeting of such investors, or a majority of the Trustees of the Portfolio, by written instrument consented to by all investors, agree to continue the business of the Portfolio. This provision is consistent with treatment of the Portfolios as partnerships for federal income tax purposes. See "Distributions and Taxes" for further information. Whenever a Fund as an investor in a Portfolio is requested to vote on matters pertaining to the Portfolio (other than the termination of the Portfolio's business, which may be determined by the Trustees of the Portfolio without investor approval), the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. A Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in a Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the corresponding Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, a Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of a Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.


The Trustees of the Trust, including a majority of the noninterested Trustees, have approved written procedures designed to identify and address any potential conflicts of interest arising from the fact that the Trustees of the Trust and the Trustees of each Portfolio are the same. Such procedures require each Board to take action to resolve any conflict of interest between a Fund and its corresponding Portfolio, and it is possible that the creation of separate Boards may be considered. For further information concerning the Trustees and officers of each of the Trust and the Portfolios, see the Statement of Additional Information.

Although each Fund offers only its own shares of beneficial interest, it is possible that a Fund might become liable for a misstatement or omission in this Prospectus regarding another Fund because the Funds use this combined Prospectus. The Trustees of the Trust have considered this factor in approving the use of a combined Prospectus.

MANAGEMENT OF THE FUNDS AND THE PORTFOLIOS
------------------------------------------------------------------------------
EACH PORTFOLIO ENGAGES BOSTON MANAGEMENT AND RESEARCH ("BMR"), A WHOLLY-OWNED SUBSIDIARY OF EATON VANCE MANAGEMENT ("EATON VANCE"), AS ITS INVESTMENT ADVISER. EATON VANCE, ITS AFFILIATES AND ITS PREDECESSOR COMPANIES HAVE BEEN MANAGING ASSETS OF INDIVIDUALS AND INSTITUTIONS SINCE 1924 AND MANAGING INVESTMENT COMPANIES SINCE 1931.

Acting under the general supervision of the Board of Trustees of each Portfolio, BMR manages each Portfolio's investments and affairs and furnishes for the use of each Portfolio office space and all necessary office facilities, equipment and personnel for servicing the investments of the Portfolios. Under its investment advisory agreement with a Portfolio, BMR receives a monthly advisory fee equal to the aggregate of

    (a) a daily asset based fee computed by applying the annual asset rate applicable to that portion of the total daily net assets in each Category as indicated below, plus

    (b) a daily income based fee computed by applying the daily income rate applicable to that portion of the total daily gross income (which portion shall bear the same relationship to the total daily gross income on such day as that portion of the total daily net assets in the same Category bears to the total daily net assets on such day) in each Category as indicated below:

                                                        ANNUAL       DAILY
  CATEGORY   DAILY NET ASSETS                           ASSET RATE   INCOME RATE
  ------------------------------------------------------------------------------
  1          up to $20 million .......................  0.100%       1.00%
  2          $20 million but less than $40 million ...  0.200%       2.00%
  3          $40 million but less than $500 million ..  0.300%       3.00%
  4          $500 million but less than $1 billion ...  0.275%       2.75%
  5          $1 billion but less than $1.5 billion ...  0.250%       2.50%
  6          $1.5 billion but less than $2 billion ...  0.225%       2.25%
  7          $2 billion but less than $3 billion .....  0.200%       2.00%
  8          $3 billion and over .....................  0.175%       1.75%


Each Portfolio paid (or, absent a fee reduction, would have paid) advisory fees for the fiscal year ended August 31, 1995 equivalent to the annualized percentage of average daily net assets stated below.


                                            NET ASSETS AS OF
  PORTFOLIO                                 AUGUST 31, 1995         ADVISORY FEE
  ------------------------------------------------------------------------------
  Alabama ................................  $118,486,053            0.40%
  Arkansas ...............................    81,535,002            0.37%
  Georgia ................................   122,948,667            0.41%
  Kentucky ...............................   145,268,626            0.42%
  Louisiana ..............................    34,308,679            0.23%(1)
  Maryland ...............................   115,004,176            0.40%
  Missouri ...............................    93,162,103            0.38%
  North Carolina .........................   195,178,724            0.44%
  Oregon .................................   146,390,921            0.42%
  South Carolina .........................    61,411,668            0.33%
  Tennessee ..............................    58,673,303            0.31%
  Virginia ...............................   191,747,922            0.44%

(1) To enhance the net income of the Louisiana Portfolio, BMR made a reduction of its advisory fee in the amount of $36,188.


BMR OR EATON VANCE ACTS AS INVESTMENT ADVISER TO INVESTMENT COMPANIES AND VARIOUS INDIVIDUAL AND INSTITUTIONAL CLIENTS WITH ASSETS UNDER MANAGEMENT OF APPROXIMATELY $16 BILLION. Eaton Vance is a wholly-owned subsidiary of Eaton Vance Corp., a publicly held holding company. Eaton Vance Corp., through its subsidiaries and affiliates, engages in investment management and marketing activities, fiduciary and banking services, oil and gas operations, real estate investment, consulting and management, and development of precious metals properties.

Timothy T. Browse has acted as the portfolio manager of the Alabama, Arkansas and Maryland Portfolios since they commenced operations. He has been a Vice President of Eaton Vance and of BMR since 1993 and an employee of Eaton Vance since 1992. Prior to joining Eaton Vance, he was a municipal bond trader at Fidelity Management & Research Company (1987-1992).

Cynthia J. Clemson has acted as the portfolio manager of the Missouri, Oregon and Tennessee Portfolios since they commenced operations and the Georgia Portfolio since January 1, 1996. Ms. Clemson has been a Vice President of Eaton Vance and BMR since 1993 and an employee of Eaton Vance since 1985.

Thomas J. Fetter has acted as the portfolio manager of the South Carolina Portfolio since January 1, 1996. Mr. Fetter has been a Vice President of Eaton Vance since 1987 and of BMR since 1992.

Robert B. MacIntosh has acted as the portfolio manager of the North Carolina and Louisiana Portfolios since January 1, 1996. Mr. MacIntosh has been a Vice President of Eaton Vance since 1991 and of BMR since 1992. Prior to joining Eaton Vance, he was a portfolio manager at Fidelity Management & Research Company (1986-1991).

David C. Reilly has acted as the portfolio manager of the Virginia Portfolio since it commenced operations and the Kentucky Portfolio since January 1, 1996. He has been a Vice President of Eaton Vance since 1991 and of BMR since 1992. Prior to joining Eaton Vance, he was a Vice President and a municipal bond analyst at Scudder, Stevens & Clark (1984-1991).


Municipal obligations are normally traded on a net basis (without commission) through broker-dealers and banks acting for their own account. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market, and the difference is customarily referred to as the spread. In selecting firms which will execute portfolio transactions, BMR judges their professional ability and quality of service and uses its best efforts to obtain execution at prices which are advantageous to the Portfolios and at reasonably competitive spreads. Subject to the foregoing, BMR may consider sales of shares of the Funds or of other investment companies sponsored by BMR or Eaton Vance as a factor in the selection of firms to execute portfolio transactions.

The Trust has retained the services of Eaton Vance to act as Administrator of the Funds. The Trust has not retained the services of an investment adviser since the Trust seeks to achieve the investment objective of each Fund by investing its assets in the corresponding Portfolio. As Administrator, Eaton Vance provides the Funds with general office facilities and supervises the overall administration of the Fund. For these services Eaton Vance currently receives no compensation. The Trustees of the Trust may determine, in the future, to compensate Eaton Vance for such services.

The Portfolios and the Funds, as the case may be, will each be responsible for all respective costs and expenses not expressly stated to be payable by BMR under the investment advisory agreement, by Eaton Vance under the administrative services agreement, or by EVD under the distribution agreement.

DISTRIBUTION PLANS
------------------------------------------------------------------------------
EACH FUND FINANCES DISTRIBUTION ACTIVITIES AND HAS ADOPTED A DISTRIBUTION PLAN (A "PLAN") PURSUANT TO RULE 12B-1 UNDER THE 1940 ACT. Rule 12b-1 permits a mutual fund, such as a Fund, to finance distribution activities and bear expenses associated with the distribution of its shares provided that any payments made by the fund are made pursuant to a written plan adopted in accordance with the Rule. Each Plan is subject to, and complies with, the sales charge rule of the National Association of Securities Dealers, Inc. (the "NASD Rule"). Each Fund's Plan is described further in the Statement of Additional Information, and the following is a description of the salient features of the Plans. Each Fund's Plan provides that the Fund, subject to the NASD Rule, will pay sales commissions and distribution fees to the Principal Underwriter only after and as a result of the sale of shares of the Fund. On each sale of Fund shares (excluding reinvestment of distributions) a Fund will pay the Principal Underwriter amounts representing (i) sales commissions equal to 5% of the amount received by a Fund for each share sold and (ii) distribution fees calculated by applying the rate of 1% over the prime rate then reported in The Wall Street Journal to the outstanding balance of Uncovered Distribution Charges (as described below) of the Principal Underwriter. The Principal Underwriter currently expects to pay sales commissions (except on exchange transactions and reinvestments) to a financial services firm (an "Authorized Firm") at the time of sale equal to 4% of the purchase price of the shares sold by such Firm. The Principal Underwriter will use its own funds (which may be borrowed from banks) to pay such commissions. Because the payment of the sales commissions and distribution fees to the Principal Underwriter is subject to the NASD Rule described below, it will take the Principal Underwriter a number of years to recoup the sales commissions paid by it to Authorized Firms from the payments received by it from a Fund pursuant to a Plan.

THE NASD RULE REQUIRES EACH FUND TO LIMIT ITS ANNUAL PAYMENTS OF SALES COMMISSIONS AND DISTRIBUTION FEES TO AN AMOUNT NOT EXCEEDING .75% OF THE FUND'S AVERAGE DAILY NET ASSETS FOR EACH FISCAL YEAR. Under its Plan, a Fund accrues daily an amount at the rate of 1/365 of .75% of the Fund's net assets, and pays such accrued amounts monthly to the Principal Underwriter. Each Plan requires such accruals to be automatically discontinued during any period in which there are no outstanding Uncovered Distribution Charges under the Plan. Uncovered Distribution Charges are calculated daily and, briefly, are equivalent to all unpaid sales commissions and distribution fees to which the Principal Underwriter is entitled under a Plan less all contingent deferred sales charges theretofore paid to the Principal Underwriter. The Eaton Vance organization may be considered to have realized a profit under a Fund's Plan if at any point in time the aggregate amounts of all payments received by the Principal Underwriter from the Fund pursuant to the Plan, including any contingent deferred sales charges, have exceeded the total expenses theretofore incurred by such organization in distributing shares of the Fund. Total expenses for this purpose will include an allocable portion of the overhead costs of such organization and its branch offices.

Because of the NASD Rule limitation on the amount of sales commissions and distribution fees paid during any fiscal year, a high level of sales of Fund shares during the initial years of a Fund's operations would cause a large portion of the sales commissions attributable to a sale of Fund shares to be accrued and paid by the Fund to the Principal Underwriter in fiscal years subsequent to the year in which such shares were sold. This spreading of sales commissions payments under each Fund's Plan over an extended period would result in the incurrence and payment of increased distribution fees under the Plan.

During the fiscal year ended August 31, 1995, each Fund paid sales commissions under its Plan equivalent to .75% (annualized) of such Fund's average daily net assets. As at August 31, 1995, the outstanding Uncovered Distribution Charges of the Principal Underwriter on such day calculated under each Fund's Plan amounted to approximately $4,287,000 (equivalent to 3.9% of net assets on such day) in the case of the Alabama Fund, $3,364,000 (equivalent to 4.2% of net assets on such day) in the case of the Arkansas Fund, $4,634,000 (equivalent to 3.9% of net assets on such day) in the case of the Georgia Fund, $5,401,000 (equivalent to 3.8% of net assets on such day) in the case of the Kentucky Fund, $1,388,000 (equivalent to 4.4% of net assets on such day) in the case of the Louisiana Fund, $4,520,000 (equivalent to 4.0% of net assets on such day) in the case of the Maryland Fund, $3,461,000 (equivalent to 3.9% of net assets on such day) in the case of the Missouri Fund, $7,188,000 (equivalent to 3.8% of net assets on such day) in the case of the North Carolina Fund, $5,529,000 (equivalent to 3.8% of net assets on such day) in the case of the Oregon Fund, $2,527,000 (equivalent to 4.2% of net assets on such day) in the case of the South Carolina Fund, $2,357,000 (equivalent to 4.1% of net assets on such day) in the case of the Tennessee Fund and $7,026,000 (equivalent to 3.7% of net assets on such day) in the case of the Virginia Fund.


EACH PLAN ALSO AUTHORIZES A FUND TO MAKE PAYMENTS OF SERVICE FEES TO THE PRINCIPAL UNDERWRITER, AUTHORIZED FIRMS AND OTHER PERSONS IN AMOUNTS NOT EXCEEDING .25% OF AVERAGE DAILY NET ASSETS FOR EACH FISCAL YEAR. The Trustees of the Trust have initially implemented this provision of each Fund's Plan by authorizing the Fund to make quarterly payments of service fees to the Principal Underwriter and Authorized Firms in amounts not expected to exceed
 .20% of the Fund's average daily net assets for each fiscal year based on the value of Fund shares sold by such persons and remaining outstanding for at least twelve months. However, each Fund's Plan authorizes the Trustees of the Trust on behalf of the Fund to increase payments to the Principal Underwriter, Authorized Firms and other persons from time to time without further action by shareholders of the Fund, provided that the aggregate amount of payments made to such persons under the Plan in any fiscal year of the Fund does not exceed
 .25% of the Fund's average daily net assets. As permitted by the NASD Rule, such payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by a Fund to the Principal Underwriter, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of the Principal Underwriter. For the fiscal year ended August 31, 1995, each Fund made service fee payments (as an annualized percentage of average daily net assets) as follows: Alabama Fund (0.14%); Arkansas Fund (0.14%); Georgia Fund (0.14%); Kentucky Fund (0.14%); Louisiana Fund (0.12%); Maryland Fund (0.14%); Missouri Fund (0.15%); North Carolina Fund (0.15%); Oregon Fund (0.14%); South Carolina Fund (0.13%); Tennessee Fund (0.12%); and Virginia Fund (0.14%).


The Principal Underwriter may, from time to time, at its own expense, provide additional incentives to Authorized Firms which employ registered representatives who sell a Fund's shares and/or shares of other funds distributed by the Principal Underwriter. In some instances, such additional incentives may be offered only to certain Authorized Firms whose representatives sell or are expected to sell significant amounts of shares. In addition, the Principal Underwriter may from time to time increase or decrease the sales commissions payable to Authorized Firms.

Each Fund may, in its absolute discretion, suspend, discontinue or limit the offering of its shares at any time. In determining whether any such action should be taken, the Funds' management intends to consider all relevant factors, including without limitation the size of a Fund, the investment climate and market conditions, the volume of sales and redemptions of Fund shares, and the amount of Uncovered Distribution Charges of the Principal Underwriter. Each Plan may continue in effect and payments may be made under the Plan following any such suspension, discontinuance or limitation of the offering of Fund shares; however, no Fund is contractually obligated to continue its Plan for any particular period of time. Suspension of the offering of Fund shares would not, of course, affect a shareholder's ability to redeem shares.

VALUING FUND SHARES
------------------------------------------------------------------------------
EACH FUND VALUES ITS SHARES ONCE ON EACH DAY THE NEW YORK STOCK EXCHANGE (THE "EXCHANGE") IS OPEN FOR TRADING, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). Each Fund's net asset value per share is determined by its custodian, Investors Bank & Trust Company ("IBT"), (as agent for the Fund) in the manner authorized by the Trustees of the Trust. Net asset value is computed by dividing the value of a Fund's total assets, less its liabilities, by the number of shares outstanding. Because each Fund invests its assets in an interest in its corresponding Portfolio, the Fund's net asset value will reflect the value of its interest in the Portfolio (which, in turn, reflects the underlying value of the Portfolio's assets and liabilities).

Authorized Firms must communicate an investor's order to the Principal Underwriter prior to the close of the Principal Underwriter's business day to receive that day's net asset value per Fund share. It is the Authorized Firms' responsibility to transmit orders promptly to the Principal Underwriter, which is a wholly-owned subsidiary of Eaton Vance.


Each Portfolio's net asset value is also determined as of the close of regular trading on the Exchange by IBT (as custodian and agent for the Portfolio) based on market or fair value in the manner authorized by the Trustees of the Portfolio. Net asset value is computed by subtracting the liabilities of a Portfolio from the value of its total assets. Municipal obligations will normally be valued on the basis of valuations furnished by a pricing service. For further information regarding the valuation of the Portfolios' assets, see "Determination of Net Asset Value" in the Statement of Additional Information.


  SHAREHOLDERS MAY DETERMINE THE VALUE OF THEIR INVESTMENT BY MULTIPLYING THE NUMBER OF FUND SHARES OWNED BY THE CURRENT NET ASSET VALUE PER SHARE.



HOW TO BUY FUND SHARES
------------------------------------------------------------------------------
SHARES OF A FUND MAY BE PURCHASED FOR CASH OR MAY BE ACQUIRED IN EXCHANGE FOR SECURITIES. Investors may purchase shares of a Fund through Authorized Firms at the net asset value per share of the Fund next determined after an order is effective. A Fund may suspend the offering of shares at any time and may refuse an order for the purchase of shares. Shares of each Fund are offered for sale only in States where such shares may be legally sold. An Authorized Firm may charge its customers a fee in connection with transactions executed by that Firm.

An initial investment in a Fund must be at least $1,000. Once an account has been established the investor may send investments of $50 or more at any time directly to the Funds' transfer agent (the "Transfer Agent") as follows: First Data Investor Services Group, BOS725, P.O. Box 1559, Boston, MA 02104. The $1,000 minimum initial investment is waived for Bank Automated Investing accounts, which may be established with an investment of $50 or more. See "Eaton Vance Shareholder Services."

ACQUIRING FUND SHARES IN EXCHANGE FOR SECURITIES. IBT, as escrow agent, will receive securities acceptable to Eaton Vance, as Administrator, in exchange for Fund shares at their net asset value as determined above. The minimum value of securities (or securities and cash) accepted for deposit is $5,000. Securities accepted will be sold on the day of their receipt or as soon thereafter as possible. The number of Fund shares to be issued in exchange for securities will be the aggregate proceeds from the sale of such securities, divided by the applicable net asset value per Fund share on the day such proceeds are received. Eaton Vance will use reasonable efforts to obtain the then current market price for such securities but does not guarantee the best available price. Eaton Vance will absorb any transaction costs, such as commissions, on the sale of the securities.


Securities determined to be acceptable should be transferred via book entry or physically delivered, in proper form for transfer, through an Authorized Firm, together with a completed and signed Letter of Transmittal in approved form (available from Authorized Firms), as follows:

        IN THE CASE OF BOOK ENTRY:

        Deliver through Depository Trust Co.
        Broker #2212
        Investors Bank & Trust Company
        For A/C EV Marathon [State name] Municipals Fund

        IN THE CASE OF PHYSICAL DELIVERY:

        Investors Bank & Trust Company
        Attention: EV Marathon [State name] Municipals Fund
        Physical Securities Processing Settlement Area
        89 South Street
        Boston, MA 02111


Investors who are contemplating an exchange of securities for shares of a Fund, or their representatives, must contact Eaton Vance to determine whether the securities are acceptable before forwarding such securities to IBT. Eaton Vance reserves the right to reject any securities. Exchanging securities for Fund shares may create a taxable gain or loss. Each investor should consult his or her tax adviser with respect to the particular federal, State and local tax consequences of exchanging securities for Fund shares.

  IF YOU DON'T HAVE AN AUTHORIZED FIRM, EATON VANCE CAN RECOMMEND ONE.

HOW TO REDEEM FUND SHARES
------------------------------------------------------------------------------
A SHAREHOLDER MAY REDEEM FUND SHARES BY DELIVERING TO FIRST DATA INVESTOR SERVICES GROUP, BOS725, P.O. BOX 1559, BOSTON, MASSACHUSETTS 02104, during its business hours a written request for redemption in good order, plus any share certificates with executed stock powers. The redemption price will be based on the net asset value per share of the applicable Fund next computed after such delivery. Good order means that all relevant documents must be endorsed by the record owner(s) exactly as the shares are registered and the signature(s) must be guaranteed by a member of either the Securities Transfer Association's STAMP program or the New York Stock Exchange's Medallion Signature Program, or certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations as required by a regulation of the Securities and Exchange Commission and acceptable to First Data Investor Services Group. In addition, in some cases, good order may require the furnishing of additional documents such as where shares are registered in the name of a corporation, partnership or fiduciary.

Within seven days after receipt of a redemption request in good order by First Data Investor Services Group, a Fund will make payment in cash for the net asset value of the shares as of the date determined above, reduced by the amount of any applicable contingent deferred sales charges (described below) and any federal income tax required to be withheld. Although each Fund normally expects to make payment in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of a Fund, either totally or partially, by a distribution in kind of readily marketable securities withdrawn by that Fund from its corresponding Portfolio. The securities so distributed would be valued pursuant to the Portfolio's valuation procedures. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.


To sell shares at their net asset value through an Authorized Firm (a repurchase), a shareholder can place a repurchase order with the Authorized Firm, which may charge a fee. The value of such shares is based upon the net asset value calculated after EVD, as the Funds' agent, receives the order. It is the Authorized Firm's responsibility to transmit promptly repurchase orders to EVD. Throughout this Prospectus, the word "redemption" is generally meant to include a repurchase.

If shares were recently purchased, the proceeds of redemption (or repurchase) will not be sent until the check (including a certified or cashier's check) received for the shares purchased has cleared. Payment for shares tendered for redemption may be delayed up to 15 days from the purchase date when the purchase check has not yet cleared. Redemptions or repurchases may result in a taxable gain or loss.

Due to the high cost of maintaining small accounts, each Fund reserves the right to redeem accounts with balances of less than $1,000. Prior to such a redemption, shareholders will be given 60 days' written notice to make an additional purchase. Thus, an investor making an initial investment of $1,000 would not be able to redeem shares without being subject to this policy. However, no such redemption would be required by a Fund if the cause of the low account balance was a reduction in the net asset value of Fund shares. No contingent deferred sales charge will be imposed with respect to such involuntary redemptions.


CONTINGENT DEFERRED SALES CHARGE. Shares redeemed within the first six years of their purchase (except shares acquired through the reinvestment of distributions) generally will be subject to a contingent deferred sales charge. This contingent deferred sales charge is imposed on any redemption the amount of which exceeds the aggregate value at the time of redemption of (a) all shares in the account purchased more than six years prior to the redemption, (b) all shares in the account acquired through reinvestment of monthly distributions and capital gains distributions, and (c) the increase, if any, in the value of all other shares in the account (namely those purchased within the six years preceding the redemption) over the purchase price of such shares. Redemptions are processed in a manner to maximize the amount of redemption proceeds which will not be subject to a contingent deferred sales charge. That is, each redemption will be assumed to have been made first from the exempt amounts referred to in clauses (a), (b) and (c) above, and second through liquidation of those shares in the account referred to in clause (c) on a first-in-first-out basis. Any contingent deferred sales charge which is required to be imposed on share redemptions will be made in accordance with the following schedule:


  YEAR OF REDEMPTION                                       CONTINGENT
  AFTER PURCHASE                                           DEFERRED
                                                           SALES CHARGE
  ---------------------------------------------------------------------
  First or Second .......................................  5%
  Third .................................................  4%
  Fourth ................................................  3%
  Fifth .................................................  2%
  Sixth .................................................  1%
  Seventh and following .................................  0%

In calculating the contingent deferred sales charge upon the redemption of shares acquired in an exchange of shares of a fund currently listed under "The Eaton Vance Exchange Privilege," the contingent deferred sales charge schedule applicable to the shares at the time of purchase will apply and the purchase of shares acquired in the exchange is deemed to have occurred at the time of the original purchase of the exchanged shares.

No contingent deferred sales charge will be imposed on shares of a Fund which have been sold to Eaton Vance or its affiliates, or to their respective employees or clients. The contingent deferred sales charge applicable to shares will be waived for shares redeemed (1) pursuant to a Withdrawal Plan (see "Eaton Vance Shareholder Services"), (2) as part of a required distribution from a tax-sheltered retirement plan or (3) following the death of all beneficial owners of such shares, provided the redemption is requested within one year of death (a death certificate and other applicable documents may be required). The contingent deferred sales charge will be paid to the Principal Underwriter or the Fund. When paid to the Principal Underwriter it will reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan. See "Distribution Plans."

  THE FOLLOWING EXAMPLE ILLUSTRATES THE OPERATION OF THE CONTINGENT DEFERRED SALES CHARGE. ASSUME THAT AN INVESTOR PURCHASES $10,000 OF A FUND'S SHARES AND THAT 16 MONTHS LATER THE VALUE OF THE ACCOUNT HAS GROWN THROUGH INVESTMENT PERFORMANCE AND REINVESTMENT OF DIVIDENDS TO $12,000. THE INVESTOR THEN MAY REDEEM UP TO $2,000 OF SHARES WITHOUT INCURRING A CONTINGENT DEFERRED SALES CHARGE. IF THE INVESTOR SHOULD REDEEM $3,000 OF SHARES, A CHARGE WOULD BE IMPOSED ON $1,000 OF THE REDEMPTION. THE RATE WOULD BE 5% BECAUSE IT WAS IN THE SECOND YEAR AFTER THE PURCHASE WAS MADE AND THE CHARGE WOULD BE $50.

REPORTS TO SHAREHOLDERS
------------------------------------------------------------------------------
EACH FUND WILL ISSUE TO ITS SHAREHOLDERS SEMI-ANNUAL AND ANNUAL REPORTS CONTAINING FINANCIAL STATEMENTS. Financial statements included in annual reports are audited by the Funds' independent certified public accountants. Shortly after the end of each calendar year, each Fund will furnish its shareholders with information necessary for preparing federal and State tax returns.


THE LIFETIME INVESTING ACCOUNT/DISTRIBUTION OPTIONS
------------------------------------------------------------------------------
AFTER AN INVESTOR MAKES AN INITIAL PURCHASE OF FUND SHARES, THE FUNDS' TRANSFER AGENT, FIRST DATA INVESTOR SERVICES GROUP, WILL SET UP A LIFETIME INVESTING ACCOUNT FOR THE INVESTOR ON THE APPLICABLE FUND'S RECORDS. This account is a complete record of all transactions between the investor and the Fund which at all times shows the balance of shares owned. A Fund will not issue share certificates except upon request.

At least quarterly, shareholders will receive a statement showing complete details of any transaction and the current share balance in the account. THE LIFETIME INVESTING ACCOUNT ALSO PERMITS A SHAREHOLDER TO MAKE ADDITIONAL INVESTMENTS IN SHARES BY SENDING A CHECK FOR $50 OR MORE to First Data Investor Services Group.

Any questions concerning a shareholder's account or services available may be directed by telephone to EATON VANCE SHAREHOLDER SERVICES at 800-225-6265, extension 2, or in writing to First Data Investor Services Group, BOS725, P.O. Box 1559, Boston, MA, 02104 (please provide the name of the shareholder, the Fund and the account number).


THE FOLLOWING DISTRIBUTION OPTIONS WILL BE AVAILABLE TO ALL LIFETIME INVESTING ACCOUNTS and may be changed as often as desired by written notice to the Funds' dividend disbursing agent, First Data Investor Services Group, BOS725, P.O. Box 1559, Boston, MA 02104. The currently effective option will appear on each account statement.

Share Option -- Dividends and capital gains will be reinvested in additional shares.

Income Option -- Dividends will be paid in cash, and capital gains will be reinvested in additional shares.

Cash Option -- Dividends and capital gains will be paid in cash.


The Share Option will be assigned if no other option is specified. Distributions, including those reinvested, will be reduced by any withholding required under the federal income tax laws.


If the Income Option or Cash Option has been selected, dividend and/or capital gains distribution checks which are returned by the United States Postal Service as not deliverable or which remain uncashed for six months or more will be reinvested in the account in shares at the then current net asset value. Furthermore, the distribution option on the account will be automatically changed to the Share Option until such time as the shareholder selects a different option.

DISTRIBUTION INVESTMENT OPTION. In addition to the distribution options set forth above, dividends and/or capital gains may be invested in additional shares of another Eaton Vance fund. Before selecting this option, a shareholder should obtain a prospectus of the other Eaton Vance fund and consider its objectives and policies carefully.

"STREET NAME" ACCOUNTS. If shares of a Fund are held in a "street name" account with an Authorized Firm, all recordkeeping, transaction processing and payments of distributions relating to the beneficial owner's account will be performed by the Authorized Firm, and not by the Fund and its Transfer Agent. Since the Fund will have no record of the beneficial owner's transactions, a beneficial owner should contact the Authorized Firm to purchase, redeem or exchange shares, to make changes in or give instructions concerning the account, or to obtain information about the account. The transfer of shares in a "street name" account to an account with another dealer or to an account directly with a Fund involves special procedures and will require the beneficial owner to obtain historical purchase information about the shares in the account from the Authorized Firm. Before establishing a "street name" account with an investment firm, or transferring the account to another investment firm, an investor wishing to reinvest distributions should determine whether the firm which will hold the shares allows reinvestment of distributions in "street name" accounts.

  UNDER A LIFETIME INVESTING ACCOUNT A SHAREHOLDER CAN MAKE ADDITIONAL INVESTMENTS IN SHARES OF A FUND BY SENDING A CHECK FOR $50 OR MORE.


THE EATON VANCE EXCHANGE PRIVILEGE
------------------------------------------------------------------------------
Shares of each Fund currently may be exchanged for shares of one or more other funds in the Eaton Vance Marathon Group of Funds (except Eaton Vance Prime Rate Reserves) or Eaton Vance Money Market Fund, which are distributed with a contingent deferred sales charge, on the basis of the net asset value per share of each fund at the time of the exchange, provided that such exchange offers are available only in States where shares of the fund being acquired may be legally sold.

Each exchange must involve shares which have a net asset value of at least $1,000. The exchange privilege may be changed or discontinued without penalty. Shareholders will be given sixty (60) days' notice prior to any termination or material amendment of the exchange privilege. The Funds do not permit the exchange privilege to be used for "Market Timing" and may terminate the exchange privilege for any shareholder account engaged in Market Timing activity. Any shareholder account for which more than two round-trip exchanges are made within any twelve month period will be deemed to be engaged in Market Timing. Furthermore, a group of unrelated accounts for which exchanges are entered contemporaneously by a financial intermediary will be considered to be engaged in Market Timing.


First Data Investor Services Group makes exchanges at the next determined net asset value after receiving an exchange request in good order (see "How to Redeem Fund Shares"). Consult First Data Investor Services Group for additional information concerning the exchange privilege. Applications and prospectuses of other funds are available from Authorized Firms or the Principal Underwriter. The prospectus for each fund describes its investment objectives and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange.


No contingent deferred sales charge is imposed on exchanges. For purposes of calculating the contingent deferred sales charge upon the redemption of shares acquired in an exchange, the contingent deferred sales charge schedule applicable to the shares at the time of purchase will apply and the purchase of shares acquired in one or more exchanges is deemed to have occurred at the time of the original purchase of the exchanged shares. For the contingent deferred sales charge schedule applicable to the Eaton Vance Marathon Group of Funds (except EV Marathon Strategic Income Fund and Class I shares of any EV Marathon Limited Maturity Fund), see "How to Redeem Fund Shares." The contingent deferred sales charge schedule applicable to EV Marathon Strategic Income Fund and Class I shares of any EV Marathon Limited Maturity Fund is 3%, 2.5%, 2% or 1% in the event of a redemption occurring in the first, second, third or fourth year, respectively, after the original share purchase.

Shares of other funds in the Eaton Vance Marathon Group of Funds and shares of Eaton Vance Money Market Fund may be exchanged for Fund shares on the basis of the net asset value per share of each fund at the time of the exchange, but subject to any restrictions or qualifications set forth in the current prospectus of any such fund.


Telephone exchanges are accepted by First Data Investor Services Group provided the investor has not disclaimed in writing the use of the privilege. To effect such exchanges, call First Data Investor Services Group at 800-262-1122 or, within Massachusetts, 617-573-9403, Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Standard Time). Shares acquired by telephone exchange must be registered in the same name(s) and with the same address as the shares being exchanged. Neither the Funds, the Principal Underwriter nor First Data Investor Services Group will be responsible for the authenticity of exchange instructions received by telephone, provided that reasonable procedures to confirm that instructions communicated are genuine have been followed. Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone exchange may be difficult to implement. An exchange may result in a taxable gain or loss.


EATON VANCE SHAREHOLDER SERVICES
------------------------------------------------------------------------------
THE FUNDS OFFER THE FOLLOWING SERVICES, WHICH ARE VOLUNTARY, INVOLVE NO EXTRA CHARGE, AND MAY BE CHANGED OR DISCONTINUED WITHOUT PENALTY AT ANY TIME. Full information on each of the services described below and an application, where required, are available from Authorized Firms or the Principal Underwriter. The cost of administering such services for the benefit of shareholders who participate in them is borne by the applicable Fund as an expense to all shareholders.


INVEST-BY-MAIL -- FOR PERIODIC SHARE ACCUMULATION: Once the $1,000 minimum investment has been made, checks of $50 or more payable to the order of the Fund being purchased may be mailed directly to First Data Investor Services Group, BOS725, P.O. Box 1559, Boston, MA 02104 at any time -- whether or not dividends are reinvested. The name of the shareholder, the Fund and the account number should accompany each investment.

BANK AUTOMATED INVESTING -- FOR REGULAR SHARE ACCUMULATION: Cash investments of $50 or more may be made automatically each month or quarter from a shareholder's bank account. The $1,000 minimum initial investment and small account redemption policy are waived for these accounts.


WITHDRAWAL PLAN: Shareholder may draw on shareholdings systematically with monthly or quarterly checks in an aggregate amount that does not exceed annually 12% of the account balance at the time the plan is established. Such amount will not be subject to a contingent deferred sales charge. See "How to Redeem Fund Shares". A minimum deposit of $5,000 in shares is required.


REINVESTMENT PRIVILEGE: A SHAREHOLDER WHO HAS REPURCHASED OR REDEEMED SHARES MAY REINVEST, WITH CREDIT FOR ANY CONTINGENT DEFERRED SALES CHARGES PAID ON THE REDEEMED OR REPURCHASED SHARES, ANY PORTION OR ALL OF THE REPURCHASE OR REDEMPTION PROCEEDS (PLUS THAT AMOUNT NECESSARY TO ACQUIRE A FRACTIONAL SHARE TO ROUND OFF THE PURCHASE TO THE NEAREST FULL SHARE) IN SHARES OF A FUND, provided that the reinvestment is effected within 60 days after such repurchase or redemption and the privilege has not been used more than once in the prior 12 months. Shares are sold to a reinvesting shareholder at the next determined net asset value following timely receipt of a written purchase order by the Principal Underwriter or by a Fund (or by the Fund's Transfer Agent). To the extent that any shares of a Fund are sold at a loss and the proceeds are reinvested in shares of a Fund (or other shares of the Fund are acquired within the period beginning 30 days before and ending 30 days after the date of the redemption) some or all of the loss generally will not be allowed as a tax deduction. Shareholders should consult their tax advisers concerning the tax consequences of reinvestments.


DISTRIBUTIONS AND TAXES
------------------------------------------------------------------------------
SUBSTANTIALLY ALL OF THE INVESTMENT INCOME ALLOCATED TO A FUND BY ITS CORRESPONDING PORTFOLIO, LESS THE FUND'S DIRECT AND ALLOCATED EXPENSES, WILL BE DECLARED DAILY AS A DISTRIBUTION TO FUND SHAREHOLDERS OF RECORD AT THE TIME OF DECLARATION. Such distributions, whether taken in cash or reinvested in additional shares, will ordinarily be paid on the fifteenth day of each month or the next business day thereafter. Each Fund anticipates that for tax purposes the entire distribution, whether paid in cash or reinvested in additional shares of the Fund, will constitute tax-exempt income to shareholders, except for the proportionate part of the distribution that may be considered taxable income if the Fund has taxable income during the calendar year. Shareholders reinvesting the monthly distribution should treat the amount of the entire distribution as the tax cost basis of the additional shares acquired by reason of such reinvestment. Daily distribution crediting will commence on the day that collected funds for the purchase of Fund shares are available at the Transfer Agent. Shareholders of a Fund will receive timely Federal income tax information as to the tax-exempt or taxable status of all distributions made by the Fund during the calendar year. A Fund's net realized capital gains, if any, consist of the net realized capital gains allocated to the Fund by its corresponding Portfolio for tax purposes, after taking into account any available capital loss carryovers; a Fund's net realized capital gains, if any, will be distributed at least once a year, usually in December.

Each Fund intends to qualify as a regulated investment company under the Internal Revenue Code (the "Code") and to satisfy all requirements necessary to be relieved of federal taxes on income and gains it distributes to shareholders. In satisfying these requirements, each Fund will treat itself as owning its proportionate share of each of its corresponding Portfolio's assets and as entitled to the income of the Portfolio properly attributable to such share.

  AS A REGULATED INVESTMENT COMPANY UNDER THE CODE, EACH FUND DOES NOT PAY FEDERAL INCOME OR EXCISE TAXES TO THE EXTENT THAT IT DISTRIBUTES TO SHAREHOLDERS ITS NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS IN ACCORDANCE WITH THE TIMING REQUIREMENTS IMPOSED BY THE CODE. AS PARTNERSHIPS UNDER THE CODE, THE PORTFOLIOS DO NOT PAY FEDERAL INCOME OR EXCISE TAXES.


Distributions of interest on certain municipal obligations constitute a tax preference item under the alternative minimum tax provisions applicable to individuals and corporations. Distributions of taxable income (including a portion of any original issue discount with respect to certain stripped municipal obligations and stripped coupons and accretion of certain market discount) and net short-term capital gains will be taxable to shareholders as ordinary income. Distributions of long-term capital gains are taxable to shareholders as such for federal income tax purposes, regardless of the length of time Fund shares have been owned by the shareholder. Distributions are taxed in the manner described above whether paid in cash or reinvested in additional shares of a Fund. Tax-exempt distributions received from a Fund are includable in the tax base for determining the taxability of social security and railroad retirement benefits.


Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of a Fund is not deductible to the extent it is deemed related to the Fund's distribution of tax-exempt interest. Further, entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development or private activity bonds should consult their tax advisers before purchasing shares of a Fund. "Substantial user" is defined in applicable Treasury regulations to include a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of industrial development bonds and would likely be interpreted to include private activity bonds issued to finance similar facilities.

SEE THE APPENDIX TO THIS PROSPECTUS FOR INFORMATION CONCERNING STATE TAXES. Shareholders should consult their own tax advisers with respect to the State, local and foreign tax consequences of investing in a Fund.


PERFORMANCE INFORMATION
------------------------------------------------------------------------------
FROM TIME TO TIME, EACH FUND MAY ADVERTISE THE YIELD AND/OR AVERAGE ANNUAL TOTAL RETURN. Each Fund's current yield is calculated by dividing the net investment income per share earned during a recent 30-day period by the maximum offering price per share (net asset value) of the Fund on the last day of the period and annualizing the resulting figure. A taxable-equivalent yield is computed by using the tax-exempt yield figure and dividing by 1 minus the tax rate. Each Fund's average annual total return is determined by computing the average annual percentage change in value of $1,000 invested at the maximum public offering price (net asset value) for specified periods ending with the most recent calendar quarter, assuming reinvestment of all distributions. The average annual total return calculation assumes a complete redemption of the investment and the deduction of any applicable contingent deferred sales charge at the end of the period. Each Fund may publish annual and cumulative total return figures from time to time.

Each Fund may also publish its distribution rate and/or effective distribution rate. Each Fund's distribution rate is computed by dividing the most recent monthly distribution per share annualized by the current maximum offering price per share (net asset value). Each Fund's effective distribution rate is computed by dividing the distribution rate by the ratio used to annualize the most recent monthly distribution and reinvesting the resulting amount for a full year on the basis of such ratio. The effective distribution rate will be higher than the distribution rate because of the compounding effect of the assumed reinvestment. Investors should note that a Fund's yield is calculated using a standardized formula the income component of which is computed from the yields to maturity of all debt obligations held by the Portfolio based on prescribed methods (with all purchases and sales of securities during such period included in the income calculation on a settlement date basis), whereas the distribution rate is based on a Fund's last monthly distribution which tends to be relatively stable and may be more or less than the amount of net investment income and short-term capital gain actually earned by the Fund during the month.


Each Fund may also publish total return figures which do not take into account any contingent deferred sales charge which may be imposed upon redemptions at the end of the specified period. Any performance figure which does not take into account the contingent deferred sales charge would be reduced to the extent such charge is imposed upon a redemption.


Investors should note that the investment results of a Fund will fluctuate over time, and any presentation of the Fund's current yield, total return distribution rate or effective distribution rate for any prior period should not be considered a representation of what an investment may earn or what the Fund's yield, total return distribution rate or effective distribution rate may be in any future period. If the expenses of a Fund or its corresponding Portfolio are paid by Eaton Vance, the Fund's performance will be higher.

                                                                      APPENDIX
STATE SPECIFIC INFORMATION

    Because each Portfolio will normally invest at least 65% of its assets in the obligations of issues in its corresponding State, it is susceptible to factors affecting that State. Each Portfolio may also invest up to 5% of its net assets in obligations issued by the governments of Guam and the U.S. Virgin Islands and up to 35% of its assets in obligations issued by the government of Puerto Rico. Set forth below is certain economic and tax information concerning the States in which the Portfolios invest and Puerto Rico. The bond ratings provided below are current as of the date of this Prospectus and are based on economic conditions which may not continue; moreover, there can be no assurance that particular bond issues may not be adversely affected by changes in economic, political or other conditions. Unless stated otherwise, the ratings indicated are for obligations of the State. A State's political subdivisions may have different ratings which are unrelated to the ratings assigned to State obligations.


ALABAMA. Since the early 1980's, modernization of existing facilities and an increase in direct foreign investments in the State have made the State's manufacturing sector more competitive in domestic and international markets. Although it remains the largest employment sector, the State economy has become less dependent on manufacturing (pulp and paper, mining and chemicals). Strong growth in the service and wholesale/retail trade sectors combined with recent weakness in the manufacturing sector has enabled the economy to become more diverse. However, its reliance on the manufacturing sector remains significantly greater than the national average. In the past several years, the loss of manufacturing jobs has been primarily as a result of weakness in the durable goods sector. Overall, non-agricultural employment has steadily grown during the past five years.


Alabama general obligations are currently rated AA, Aa and AA, by S&P, Moody's and Fitch, respectively.

ALABAMA TAXES. In the opinion of Bradley, Arant, Rose & White, special Alabama tax counsel to the Alabama Fund, under existing Alabama law, as long as the Alabama Fund qualifies as a separate "regulated investment company" under the Code, and provided the Alabama Fund is invested in the Alabama Portfolio, and provided that the Alabama Portfolio is invested in obligations the interest on which would be exempt from Alabama personal income taxes if held directly by an individual shareholder (such as obligations of Alabama or its political subdivisions, of the United States or of certain territories or possessions of the United States), and further provided that the Alabama Portfolio is characterized as a partnership for Federal income tax purposes, dividends received by shareholders from the Alabama Fund that represent interest received by the Alabama Portfolio on such obligations will be exempt from Alabama personal income taxes. To the extent that distributions by the Alabama Fund are derived from long-term or short-term capital gains on such obligations, or from dividends or capital gains on other types of obligations, such distributions will not be exempt from Alabama personal income tax. Capital gains or losses realized from a redemption, sale or exchange of shares of the Alabama Fund by an Alabama resident will be taken into account for Alabama personal income tax purposes.


ARKANSAS. During the past two decades, the economy of Arkansas has shifted from an agricultural to a light manufacturing base. The State is now moving toward a heavier manufacturing base involving more sophisticated processes and products such as electrical machinery, transportation equipment, fabricated metals and electronics. The health services, wholesale/retail trade and service sectors have also grown in recent years. The diversification of economic interests has lessened the State's cyclical sensitivity to the impact of any single sector. Agriculture, however, continues to be an important component of the State's economy. In addition, the State has significant natural gas and oil producing interests, as well as mining activities. The seasonally adjusted unemployment rate for August, 1995, was 5.1%, compared to a national rate of 5.6%. State law prohibits deficit spending. In 1994, the General Fund had an ending balance of $772 million, with revenues over expenditures of $161 million. The State has adopted the 1995-1997 biennial budget.


Arkansas general obligation bonds are rated Aa and AA by Moody's and S&P. Fitch does not currently rate Arkansas general obligations.


ARKANSAS TAXES. In the opinion of Friday, Eldredge & Clark, special Arkansas tax counsel to the Arkansas Fund, under existing Arkansas law as long as the Arkansas Fund qualifies as a separate "regulated investment company" under the Code, and provided the Arkansas Fund is invested in obligations the interest on which would be exempt from Arkansas personal income taxes if held directly by an individual shareholder (such as obligations of Arkansas or its political subdivisions, of the United States or of certain territories or possessions of the United States), dividends received from the Arkansas Fund that represent interest received by the Arkansas Fund on such obligations will be exempt from Arkansas personal income taxes. To the extent that distributions by the Arkansas Fund are derived from long-term or short-term capital gains on such obligations, or from dividends or capital gains on other types of obligations, such distributions will not be exempt from Arkansas personal income tax. The opinion addresses the tax consequences when the Arkansas Fund invests directly in these obligations. The application of these consequences to the Arkansas Fund when investing in interests of another registered investment company was the subject of a favorable opinion from Revenue Counsel for the Arkansas Department of Finance and Administration.


Capital gains or losses realized from a redemption, sale or exchange of shares of the Arkansas Fund by an Arkansas resident will be taken into account for Arkansas personal income tax purposes.


GEORGIA. Georgia has a generally sound, well-diversified economy, which has performed relatively well during recent years. According to the Department of Labor for the State of Georgia, the unemployment rate of the civilian labor force in the State as of July 1995 was 5.6% compared to 5.9% for the nation. Actual revenues of the State for fiscal year 1994 increased 13.8% over revenue collections for the previous fiscal year. Estimated revenue collections for the fiscal year ending June 30, 1995 increased 6.3% over actual revenue collections for fiscal 1994. Total projected revenues for fiscal year 1996 are approximately $10.7 million, a 7.2% increase over the total projected revenues for fiscal year 1995. This improvement is expected to continue for most economic sectors as the 1996 Summer Olympics draw near. The fiscal 1996 budget includes approximately $76,663,963 to help Georgians recover from the 1994 summer flooding and tropical storm disasters which is not likely to affect the market value of Georgia obligations or the ability of the State or its instrumentalities to pay interest and repay principal on Georgia obligations in a timely manner.


Georgia general obligations are rated "AA+," "Aaa" and "AA" by S&P, Moody's and Fitch, respectively. Fitch views the rating as stable and S&P has a positive outlook.


GEORGIA TAXES. In the opinion of Powell, Goldstein, Frazer & Murphy, special tax counsel to the Georgia Fund, under existing law, shareholders who are otherwise subject to the Georgia personal or corporate income tax will not be subject to Georgia income tax on distributions with respect to shares of the Georgia Fund to the extent such distributions represent "exempt-interest dividends" for Federal income tax purposes that are attributable to interest on obligations issued by or on behalf of the State of Georgia or its political subdivisions, and by the governments of Puerto Rico, the U.S. Virgin Islands and Guam to the extent that such obligations are exempt from State income tax pursuant to Federal law. Distributions, if any, derived from capital gain or other sources generally will be taxable to shareholders of the Georgia Fund for Georgia income tax purposes. Shareholders who are subject to the Georgia corporate net worth tax, a franchise tax that is based on net worth, will be subject to such tax with respect to ownership of shares of the Georgia Fund and distributions with respect thereto.


The application of the Georgia intangible personal property tax to the ownership of shares of the Georgia Fund is not clear. Although obligations or evidences of debt of the United States and of the State of Georgia, its political subdivisions and public institutions are exempt from the Georgia intangible personal property tax, the Georgia Department of Revenue has taken the position that shares in a municipal bond fund are deemed to be taxable intangible property separate from an ownership interest in the underlying obligations. Under such an analysis, shareholders of the Georgia Fund who are otherwise subject to the Georgia intangible personal property tax would be subject to such tax with respect to ownership of shares of the Georgia Fund (without any exemption for the underlying United States or Georgia obligations), but at the rate of 10 cents per $1,000 applicable to "other intangible property" rather than at the higher rate of $1 per $1,000 imposed on "stocks." All shareholders should consult their tax advisors regarding the possible intangible personal property tax consequences of ownership of shares in the Georgia Fund.


KENTUCKY. Kentucky's economy, once dominated by coal, horses, bourbon, and tobacco, has attained substantial diversification during the past decade into the manufacturing and service sectors, including particularly air transportation, health care and business services, and retail trade. Kentucky still ranks first among the states in total tonnage of coal produced and second in the total cash value of tobacco raised. The state's leading manufactured products now include automobiles and automotive parts, industrial machinery, consumer appliances, and apparel. Kentucky's horse breeding and racing industry, showcased by the Kentucky Derby, as well as an extensive system of state parks, have contributed to a growing tourism industry within the State. As of August 1995, Kentucky's unemployment rate was 4.7% compared to the national average of 5.6%.


The Commonwealth of Kentucky's financial condition has steadily improved during the last three years. State General Fund revenue grew by 10.9% in the fiscal year 1995 to a total of $5.15 billion. To avoid the need for state budget cuts in the event revenues do not meet expectations, a Budget Reserve Trust Fund was established with a $90 milion deposit in fiscal year 1994. An additional $10 million was deposited into the Budget Reserve Trust Fund in fiscal year 1995, bringing the balance to the targeted level of $100 million.

Because the Kentucky Constitution requires a vote of a majority of the electorate to approve the issuance of State general obligation indebtedness, none of the outstanding indebtedness of the Commonwealth of Kentucky is general obligation indebtedness but instead is either debt payable only from revenues produced by the particular project or lease revenue indebtedness subject to legislative appropriation for the payment of debt service during each fiscal biennium of the Commonwealth. In September 1994 S&P upgraded the rating of the State's appropriation-backed debt from A to A+. Moody's and Fitch rate the State's appropriation-backed debt as A and A+, respectively.


KENTUCKY TAXES. In the opinion of Wyatt, Tarrant & Combs, special Kentucky tax counsel to the Kentucky Fund, shareholders of the Kentucky Fund who otherwise are subject to individual or corporate income taxes of the Commonwealth of Kentucky will not be subject to such taxes on distributions with respect to their shares in the Kentucky Fund to the extent that such distributions are attributable to interest on obligations of the Commonwealth of Kentucky or its political subdivisions or on obligations of the United States, the governments of Puerto Rico, the U.S. Virgin Islands or Guam. To the extent that distributions from the Kentucky Fund are included in a corporate shareholder's surplus, they will be subject to the Kentucky license (franchise) tax that is based on net worth. To the extent that the Portfolio's holdings consist of obligations of the Commonwealth of Kentucky or its political subdivisions and the balance are obligations of the United States, shares in the Kentucky Fund will be exempt from the Kentucky Intangibles Tax. Shareholders will be required to include the entire amount of capital gain dividends in income to the same extent for state income tax purposes as for Federal income tax purposes.


Many local governments in Kentucky, including Louisville, Jefferson County, Lexington-Fayette County, Bowling Green and Covington, impose taxes on the net profits of businesses operating (in any form, including sole proprietorships) within the local jurisdiction. Such taxes should not be imposed on income derived from an investment in the Kentucky Fund. However, because of differences in the language of these laws, it is not possible to address their specific impact.


LOUISIANA. The State has experienced operating budget deficits in three of the last seven fiscal years. Since 1988, the gap between General Fund expenditures and recurring revenues has widened for a variety of reasons: new expenditures have been phased in; new tax exemptions have been implemented; the federal government has issued costly mandates, most significantly in the Medicaid program; and revenues once available to the General Fund have in recent years been dedicated for specific purposes. Furthermore, the State's tax base (which is comprised in part of mineral revenues and volume-based taxes, such as those on tobacco, beer, and liquor) is inherently inelastic, i.e., its nominal growth rate does not match or exceed the growth rate of the economy.


The State ended the Fiscal Period 1992-93 with a positive undesignated fund balance in its General Fund of $101 million. During 1994, $30.6 million of the surplus funds were utilized to cover known shortfalls in current year program operations. The State ended the Fiscal Period 1993-94 with an operating surplus of $129 million. This amount together with the prior year fund balance of $101 million and reserve changes leaves an unreserved-undesignated General Fund fund balance of $212.9 million. For fiscal 1996, the State will receive a significantly smaller amount of federal funding for its health care programs. The State faces a large gap for the 1996 budget. It is uncertain how this fiscal imbalance will be resolved or how it will impact the creditworthiness of the State and its outstanding and related debt.

As of the date of this Prospectus, general obligations of Louisiana are rated A- (with a negative outlook) and Baa1 by S&P and Moody's, respectively.


LOUISIANA TAXES. In the opinion of Jones, Walker, Waechter, Poitevent, Carrere & Denegre, L.L.P., special Louisiana tax counsel to the Louisiana Fund, under existing Louisiana law as long as: (i) the Louisiana Fund qualifies as a separate "regulated investment company" under the Code; (ii) the Louisiana Portfolio will be treated as a partnership for Federal and state tax purposes; and (iii) the Louisiana Fund receives income from obligations, the interest on which would be exempt from Louisiana individual and corporate income taxes if held directly by an individual shareholder (such as obligations of Louisiana or its political subdivisions, of the United States or of certain territories or possessions of the United States), the dividends received from the Louisiana Fund that represent interest received by the Louisiana Fund on such obligations will be exempt from Louisiana individual and corporate income taxes. To the extent that distributions by the Louisiana Fund are derived from long-term or short-term capital gains on such obligations, or from dividends or capital gains on other types of obligations, such distributions will not be exempt from Louisiana individual and corporate income taxes.


Capital gains or losses realized from a redemption, sale or exchange of shares of the Louisiana Fund by a Louisiana resident will be taken into account for Louisiana individual and corporate income tax purposes. Distributions from and investments in the Louisiana Fund by corporate shareholders who are otherwise subject to the Louisiana corporate franchise tax will be included in the capital of such corporations for Louisiana franchise tax purposes.


MARYLAND. Maryland has a diverse economy with government, services and mining, and manufacturing and trade each accounting for approximately 20%, 31% and 32% of employment, respectively. In recent years financial operations of the State have concluded in ending surpluses, although in the early 1990s various cost containment and tax revenue measures were required. State revenues are largely dependent on income and sales and use taxes and, relatedly, on general levels of employment, personal income growth and consumer spending. The national slowdown, beginning in 1990, impacted the State with total employment declining slightly in the early 1990s but recovering commencing in 1992. Unemployment in Maryland for July 1995 was 5.0% versus the national rate of 5.9%.


Generally, Maryland has been among the most heavily indebted of the states. In recent years increases in State general obligation debt have been controlled. Since 1991, State tax-supported debt service and debt outstanding have been less than 3.07% of personal income and 6.74% of State revenues, respectively. Including local government debt, debt service as a percentage of total revenues has risen from 8.88% in 1991 to 9.67% in 1994. It should be noted that the creditworthiness of obligations issued by local Maryland issuers and State revenue obligations may vary considerably from the creditworthiness of general obligations bonds issued by the State, and that there is no obligation on the part of the State to make payment on such local obligations in the event of default.

The State of Maryland's general obligation bonds are rated AAA, Aaa and AAA, by S&P, Moody's and Fitch, respectively. Both S&P and Fitch have a stable outlook for the State.


MARYLAND TAXES. In the opinion of Piper & Marbury, L.L.P., special Maryland tax counsel to the Maryland Fund, so long as the Maryland Fund qualifies to be taxed as a regulated investment company in the manner set forth in Section 852
(b) of the Code holders of the Maryland Fund who are individuals, estates or trusts and who are otherwise subject to Maryland State and local individual income taxes will not be subject to such taxes on Maryland Fund dividends to the extent that (a) such dividends qualify as exempt-interest dividends of a regulated investment company under Section 852(b)(5) of the Code, which are attributable to interest on tax-exempt obligations of the State of Maryland or its political subdivisions or authorities, or obligations issued by the government of Puerto Rico, U.S. Virgin Islands or Guam or their authorities ("Maryland tax-exempt obligations"), (b) such dividends are attributable to interest on obligations of the U.S. Government or obligations issued or guaranteed by the U.S. Government and its agencies, instrumentalities and authorities ("U.S. obligations") or (c) such dividends are attributable to gain realized by the Maryland Fund as a result of the sale or exchange by the Maryland Portfolio of a bond issued by the State of Maryland or a political subdivision thereof.


To the extent that distributions of the Maryland Fund are attributable to sources other than those described in the preceding paragraph such as short or long-term capital gain or interest on tax-exempt obligations of states other than Maryland and their political subdivisions and authorities, such distributions will not be exempt from Maryland State and local individual income taxes.

Maryland presently includes in Maryland taxable income a portion of certain items of tax preferences as defined in the Code. Interest paid on certain private activity bonds constitutes such a tax preference. Accordingly, up to 50% of any distributions of the Maryland Fund attributable to such private activity bonds may not be exempt from Maryland State and local individual income taxes. The Maryland Portfolio has no present intention of investing in such securities.

Shareholders of the Maryland Fund that are corporations otherwise subject to Maryland corporate income tax will not be subject to such tax on Maryland Fund dividends to the extent that (a) such dividends qualify as exempt-interest dividends under Section 852(b)(5) of the Code which are attributable to Maryland tax-exempt obligations or (b) such dividends are attributable to interest on U.S. obligations.

To the extent that distributions of the Maryland Fund are attributable to sources other than those described in the preceding paragraph such as short or long-term capital gain or interest on tax-exempt obligations of states other than Maryland and their political subdivisions and authorities, such distributions will not be exempt from Maryland corporate income tax.

Shareholders of the Maryland Fund that are financial institutions otherwise subject to Maryland financial institution franchise taxes will probably be subject to such taxes on all distributions received from the Maryland Fund (including exempt-interest dividends).

Interest on indebtedness incurred or continued (directly or indirectly) by a shareholder of the Maryland Fund to purchase or carry shares of the Maryland Fund will not be deductible for Maryland State and local individual income tax purposes or corporate income tax purposes to the extent such interest is allocable to exempt-interest dividends.

Shares of the Maryland Fund will not be subject to the Maryland personal property tax.


MISSOURI. The State has a well balanced economy that approximates the national economy. As a result, the State unemployment rate has typically remained close to the national average. The civilian unemployment rate for August 1995 was 5.0% as compared to the September 1994 level of 3.9%. In the early 1990s, the State had operating deficits resulting from lower collections than budgeted due to the recession. The State's financial operations have been pressured by the cost associated with the settlement of the desegregation lawsuit involving the Kansas City and St. Louis school districts. For fiscal 1995, the cost of the settlement was $315 million, approximately 7% of the General Fund budget. A recent Supreme Court decision favorable to the State may decrease the level of State funding required in the future, but the impact of this decision is uncertain. Economic reversals in either of the Kansas City or St. Louis metropolitan areas, whose Missouri portions together contain approximately half of the State's population, would have a major impact on the State's overall economic condition.


An amendment to the State Constitution limits the amount of state taxes which may be imposed by the General Assembly, as well as the amount of local taxes, licenses and fees which can be imposed by local governments in any fiscal year. The details of the amendment are complex and clarification by subsequent legislation or judicial decision may be necessary.

As of the date of this Prospectus, Missouri's general obligation of debt is rated AAA, Aaa and AAA, by S&P, Moody's and Fitch, respectively.


MISSOURI TAXES. In the opinion of Bryan Cave, LLP, special Missouri tax counsel to the Missouri Fund, so long as the Missouri Fund qualifies for Federal income taxation as a regulated investment company and the Missouri Portfolio is treated as a partnership for Federal tax purposes, dividends distributed to individual shareholders of the Missouri Fund will be exempt from the Missouri personal income tax imposed by Chapter 143 of the Missouri Revised Statutes to the extent that such dividends qualify as exempt interest dividends of a regulated investment company under Section 852(b)(5) of the Code and are derived form interest on obligations of the United States, its authorities, commissions, instrumentalities, possessions or territories to the extent exempt from Missouri income taxes under the laws of the United States (including Puerto Rico, Guam and the U.S. Virgin Islands), or of the State of Missouri or its political subdivisions. Capital gain dividends, as defined in
Section 852(b)(3) of the Code, distributable by the Missouri Fund to individual resident shareholders of the Missouri Fund, to the extent includable in Federal adjusted gross income, will be subject to Missouri income taxation. Shares in the Missouri Fund are not subject to Missouri personal property taxes.


The Missouri Fund will notify its shareholders within 60 days after the close of the year as to the amount of interest dividend from Missouri obligations which is exempt from Missouri personal income taxation.


NORTH CAROLINA. North Carolina has an economy largely dependent on textile and furniture manufacturing, and agriculture, although finance, services and trade are becoming increasingly important. Manufacturing, which continues to be far more important in North Carolina than in the nation, has been adversely affected by international competition. Tobacco farming continues to be affected by Federal legislation and regulatory measures and by international competition. State personal wealth levels remain well below those of the nation.


The North Carolina State Constitution requires that the total expenditures of the State for a fiscal period shall not exceed the total of receipts during the fiscal period and the surplus remaining in the State Treasury at the beginning of the period. Apparently due to both increased tax and fee revenue and the previously enacted spending reductions, the State had a budget surplus of approximately $887 million at the end of fiscal 1993-94. After review of the 1994-95 continuation budget adopted in 1993, the General Assembly approved spending expansion funds, in part to restore certain employee salaries to budgeted levels, which amounts had been deferred to balance the budgets in 1989-1993, and to authorize funding for new initiatives for economic development, education, human services and environmental programs.

General obligations of the State of North Carolina are rated Aaa, AAA and AAA by Moody's, S&P and Fitch, respectively. In July, 1992, S&P revised its outlook for the State's general obligations from "Negative" to "Stable". Fitch views the State's credit trend as "Stable".


NORTH CAROLINA TAXES. In the opinion of Hunton & Williams, special North Carolina tax counsel to the North Carolina Fund, distributions from the North Carolina Fund will not be subject to North Carolina individual, trust, or estate income taxation to the extent that such distributions are either (i) excluded from Federal gross income and represent interest the North Carolina Fund, either directly or through the North Carolina Portfolio, receives on obligations of North Carolina or its political subdivisions, nonprofit educational institutions organized or chartered under the laws of North Carolina, or Puerto Rico, U.S. Virgin Islands, or Guam or (ii) represent interest the North Carolina Fund, either directly or through the North Carolina Portfolio, receives on direct obligations of the United States. These North Carolina income tax exemptions will be available only if the North Carolina Fund complies with the requirement of the Code that at least 50% of the value of its assets at the close of each quarter of its taxable years is invested, either directly or through the North Carolina Portfolio, in state, municipal, or other obligations described in (S)103(a) of the Code. The North Carolina Fund intends to comply with that requirement.


Any capital gains distributed by the North Carolina Fund (except for capital gain attributable to the sale by the North Carolina Fund or the North Carolina Portfolio of an obligation the profit from which is exempt by North Carolina statute) or gains realized by the shareholder from a redemption or sale of shares of the North Carolina Fund will be subject to North Carolina individual, trust, or estate income taxation.

Interest on indebtedness incurred (directly or indirectly) by a shareholder of the North Carolina Fund to purchase or carry shares of the North Carolina Fund generally will not be deductible for North Carolina income tax purposes.

The opinion of Hunton & Williams is based on a ruling of the North Carolina Department of Revenue obtained by Hunton & Williams on behalf of the North Carolina Fund. That ruling is subject to change.

OREGON. According to the May 1995 Oregon Economic and Revenue Forecast prepared by the State Department of Administrative Services, Oregon's recent strong growth is expected to slow over the next year, primarily due to a softening of the State's housing markets, reductions in timber output and employment, and weaker national demand for Oregon's manufactured products. These downward pressures are expected to be offset to a degree by continued expansion of the high technology manufacturing sector, a strong international export sector, further nonresidential construction activity and a steady stream of immigration. This combination of forces is likely to generate growth, although increases in personal income and employment are expected to be less than they were in 1994. Oregon's seasonally adjusted unemployment rate for August 1995, as compiled by the State Department of Employment, was 4.8%, compared to a national rate of 5.6%.

Oregon's general obligation debt is rated AA-, Aa and AA, by S&P, Moody's and Fitch, respectively. S&P revised the outlook of Oregon's debt from stable to negative after Oregon voters approved a constitutional property tax limitation (Ballot Measure 5) in 1990.

OREGON TAXES. In the opinion of Stoel Rives, special Oregon tax counsel to the Oregon Fund, so long as the Oregon Fund qualifies to be taxed as a separate "regulated investment company" under the Code and the Oregon Portfolio is treated as a partnership (but not a "publicly traded partnership") under the Code, and so long as the Oregon Fund is deemed under the regulated investment company provisions of the Code to own its proportionate share of the assets of the Oregon Portfolio and to be entitled to the income of the Oregon Portfolio attributable to that share, under existing Oregon law holders of the Oregon Fund who are individuals, estates or trusts will not be subject to Oregon personal income tax on Oregon Fund dividends to the extent that such dividends
(i) qualify as "exempt-interest dividends" of a regulated investment company under the Code and (ii) are attributable to interest on tax-exempt obligations of the State of Oregon or its political subdivisions or authorities, or obligations issued by the Governments of Puerto Rico, U.S. Virgin Islands or Guam or their authorities ("Oregon tax-exempt obligations").

To the extent that distributions of the Oregon Fund are attributable to certain sources other than interest on Oregon tax-exempt obligations, including all short-term and long-term capital gain and interest on tax-exempt obligations of states other than Oregon and their political subdivisions and authorities, such distributions will not be exempt from Oregon personal income tax for individuals, estates or trusts otherwise subject to Oregon personal income tax. Capital gains or losses realized from a redemption, sale or exchange of shares of the Oregon Fund will be taken into account for Oregon personal income tax purposes.

No portion of distributions from the Oregon Fund will be exempt from the Oregon corporation excise tax, which generally applies to financial corporations "located within" Oregon and other business corporations "doing or authorized to do business within" Oregon. Oregon imposes a corporate income tax on corporations not subject to the Oregon corporation excise tax. Corporations subject to the Oregon corporation income tax should consult their tax advisors regarding distributions from the Oregon Fund.

Shares of the Oregon Fund will not be subject to Oregon property tax.

SOUTH CAROLINA. The effect of the prolonged national recession on the State's fiscal position has been significant, though in the past few years the State has rebuilt its General Reserve Fund. Since the start of the 1993 fiscal year, South Carolina has been forced to deal with revenue shortfalls. In July 1992, original revenue estimates were revised downward by $195 million to $3.6 billion for fiscal year 1993. The State responded by cutting appropriations including recurring and non-recurring spending and ended the fiscal year with a $151 million surplus. Actual budgetary General Fund revenues and expenditures for fiscal year 1994 were $4.021 billion and $3.776 billion, respectively. There was a $248 million surplus of which $43.3 million was deposited into the General Reserve Fund bringing its total to $110 million. Fiscal 1995 had actual budgeted General Fund revenues and expenditures of $4.233 billion and $3.984 billion, respectively. Fiscal 1995 ended with a General Fund surplus of $248 million of which $10.5 million was deposited into the General Reserve Fund fully funding it to $120.7 million. No new taxes were introduced. $4.133 billion has been budgeted for fiscal 1996. Once again no new taxes are in the budget.

Although dominated by the textile industry, South Carolina's economic base has diversified in recent years as the trade and service sectors developed. With increased added development in the durable goods manufacturing industries, South Carolina's economy now resembles more closely that of the United States. For August, 1995, unemployment in South Carolina was 4.9% compared with the national rate of 5.6%.

South Carolina general obligations are rated Aaa, AA+ (positive), AAA (stable), by Moody's, S&P and Fitch, respectively.


SOUTH CAROLINA TAXES. In the opinion of Nelson, Mullins, Riley & Scarborough, L.L.P., special South Carolina tax counsel to the South Carolina Fund, under existing South Carolina law as long as the South Carolina Fund qualifies as a separate "regulated investment company" under the Code, shareholders of the South Carolina Fund will not be required to include in their South Carolina gross income distributions from the South Carolina Fund to the extent such distributions qualify as "exempt-interest dividends" as defined in the Code, which are directly attributable to interest received by the South Carolina Fund on tax-exempt obligations issued by the State of South Carolina or its political subdivisions or the United States. In the event the South Carolina Fund fails to qualify as a separate "regulated investment company," the foregoing exemption may be unavailable or substantially limited. The opinion addresses the tax consequences when the South Carolina Fund invests directly in these obligations. The application of these consequences to the South Carolina Fund when investing in interests of another registered investment company was ruled upon favorably by the South Carolina Tax Commission.


Capital gains distributed by the South Carolina Fund, or gains realized by a shareholder from a redemption or sale of shares of the South Carolina Fund, will be subject to South Carolina income taxes.

As intangible personal property, the shares of the South Carolina Fund are exempt from any and all ad valorem taxation in South Carolina.

TENNESSEE. Historically, the Tennessee economy has been characterized by a greater concentration in manufacturing employment than the U.S. as a whole. The economy is, however, undergoing a structural change through the increase in service sector and trade sector employment. The service and trade sectors account for approximately 25% and 23%, respectively, of employment, while manufacturing accounts for about 25% of employment. The December, 1994 unemployment rate was 4.0%. The employment gains of 1994 are expected to moderate in 1995.

Tennessee's financial operations are considerably different than most other states because there is no state payroll income tax. This factor, together with the State's reliance on the sales tax for a large percentage of General Fund receipts, exposes total State tax collections to considerably more volatility than would otherwise be the case and, in the event of an economic downswing, could effect the State's ability to pay principal and interest in a timely manner. Under the State constitution, no debt may be authorized for the current operation of any State service or program unless repaid within the fiscal year of issuance. For the fiscal year 1993, a 0.5% increase in the sales tax rate was enacted and dedicated towards the implementation of certain educational reforms enacted by the legislature. The State's General Fund balance was reduced by $66 million in 1994.

Tennessee's general obligation debt is rated AA+, Aaa and AAA, by S&P, Moody's and Fitch, respectively. S&P has a positive outlook for the State.


TENNESSEE TAXES. In the opinion of Hunton & Williams, special Tennessee tax counsel to the Tennessee Fund, individual shareholders of the Tennessee Fund will not be subject to Tennessee individual income tax on distributions received from the Tennessee Fund to the extent such distributions are attributable to interest the Tennessee Fund, either directly or through the Tennessee Portfolio, receives on (i) bonds or securities of the U.S. Government or any agency or instrumentality thereof, (ii) bonds of the State of Tennessee or any county, municipality or political subdivision thereof, including any agency, board, authority or commission, or (iii) bonds of Puerto Rico, U.S. Virgin Islands or Guam.


The opinion of Hunton & Williams is based on a ruling of the Tennessee Department of Revenue obtained by Hunton & Williams on behalf of the Tennessee Fund. That ruling is subject to change. The Tennessee Fund will report annually to its shareholders the percentage and source, on a state-by-state basis, of interest income received by the Tennessee Fund on municipal bonds during the preceding year.

On March 16, 1994, the Tennessee Fund received a letter ruling from the Department of Revenue of the State of Tennessee to the effect that distributions of capital gains from the Tennessee Fund attributable to tax-exempt securities are exempt from Tennessee income tax. Tennessee Fund management believes that Eaton Vance is the only mutual fund sponsor that has obtained such a ruling. The ruling is subject to change under certain conditions.


VIRGINIA. The Constitution of Virginia requires a balanced budget and limits the ability of the Commonwealth to create debt. General obligation debt may be incurred to meet certain short-term needs, to finance capital projects and, under less stringent restrictions, to finance revenue-producing capital projects. Also, "special fund" revenue bonds, to which the constitutional debt restrictions do not apply and which are not supported by the full faith and credit of the Commonwealth, may be issued to finance qualifying Commonwealth revenue projects.


General obligations of cities, towns and counties are payable from the general revenues of the entity, including ad valorem tax revenues on property within the jurisdiction. Revenue obligations issued by other entities are customarily payable only from revenues from the particular project or projects involved.

The economy of Virginia is based primarily on manufacturing, the government sector, agriculture, mining and tourism, and unemployment rates are typically below the national average. June 1995 unemployment was 4.4% versus a national rate of 5.6%. The Commonwealth has a long history of fiscal stability, due in large part to a conservative financial philosophy, broad-based employment opportunities and diverse sources of revenue. In the past decade, however, the Commonwealth has experienced cycles of financial stringency. No significant new taxes or increases were enacted by the General Assembly at the 1995 session.

As a result of litigation involving proceedings before the United States Supreme Court, the Commonwealth may be obligated to refund tax payments made by federal pensioners of up to $707.5 million. Legislation has been enacted to effect a settlement of the litigation, but the claimants have not accepted its terms.

General obligations of Virginia are rated Aaa, AAA, and AAA by Moody's, S&P and Fitch, respectively.


VIRGINIA TAXES. In the opinion of Hunton & Williams, special Virginia tax counsel to the Virginia Fund, under existing Virginia law, distributions from the Virginia Fund will not be subject to Virginia individual, trust, estate, or corporate income taxation to the extent that such distributions are either
(i) excluded from federal gross income and attributable to interest the Virginia Fund, either directly or through the Virginia Portfolio, receives on obligations of Virginia, its political subdivisions, or its instrumentalities, or Puerto Rico, U.S. Virgin Islands, or Guam or (ii) attributable to interest the Virginia Fund, either directly or through the Virginia Portfolio, receives on direct obligations of the United States. These Virginia income tax exemptions will be available only if the Virginia Fund complies with the requirement of the Code that at least 50% of the value of its assets at the close of each quarter of its taxable year is invested, either directly or through the Virginia Portfolio, in state, municipal, or other obligations described in (S) 103 (1) of the Code. The Virginia Fund intends to comply with that requirement.


Other distributions from the Virginia Fund, including capital gains, generally will not be exempt from Virginia income taxation.

Interest on indebtedness incurred (directly or indirectly) by shareholders to purchase or carry shares of the Virginia Fund generally will not be deductible for Virginia income tax purposes.

Neither the Trust nor the Virginia Fund will be subject to any Virginia intangible property tax on any obligations in the Virginia Portfolio. In addition, shares of the Virginia Fund held for investment purposes will not be subject to any Virginia intangible personal property tax.


PUERTO RICO. The economy of Puerto Rico is dominated by the manufacturing and service sectors. Although the economy of Puerto Rico expanded significantly from fiscal 1984 through fiscal 1990, the rate of this expansion slowed during fiscal years 1991, 1992 and 1993. Growth in fiscal 1994 will depend on several factors, including the state of the U.S. economy and the relative stability in the price of oil, the exchange rate of the U.S. dollar and the cost of borrowing. Although the Puerto Rico unemployment rate has declined substantially since 1985, the seasonally adjusted unemployment rate for June, 1995 was approximately 13.9%. The North American Free Trade Agreement (NAFTA), which became effective January 1, 1994, could lead to the loss of Puerto Rico's lower salaried or labor intensive jobs to Mexico.


S&P rates Puerto Rico general obligations debt A, while Moody's rates it Baa1; these ratings have been in place since 1956 and 1976, respectively. Reliance on nonrecurring revenues and economic weakness led S&P to change its outlook from stable to negative.

EV MARATHON MUNICIPAL FUNDS
--------------------------------------------------------------------------------
PROSPECTUS
JANUARY 1, 1996

EV MARATHON ALABAMA MUNICIPALS FUND
EV MARATHON ARKANSAS MUNICIPALS FUND
EV MARATHON GEORGIA MUNICIPALS FUND
EV MARATHON KENTUCKY MUNICIPALS FUND
EV MARATHON LOUISIANA MUNICIPALS FUND
EV MARATHON MARYLAND MUNICIPALS FUND
EV MARATHON MISSOURI MUNICIPALS FUND
EV MARATHON NORTH CAROLINA MUNICIPALS FUND
EV MARATHON OREGON MUNICIPALS FUND
EV MARATHON SOUTH CAROLINA MUNICIPALS FUND
EV MARATHON TENNESSEE MUNICIPALS FUND
EV MARATHON VIRGINIA MUNICIPALS FUND


EV MARATHON
MUNICIPAL FUNDS
24 FEDERAL STREET
BOSTON, MA 02110
--------------------------------------------------------------------------------

PORTFOLIO INVESTMENT ADVISER
Boston Management and Research, 24 Federal Street, Boston, MA 02110

FUND ADMINISTRATOR
Eaton Vance Management, 24 Federal Street, Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc., 24 Federal Street,
Boston, MA 02110 (617) 482-8260


CUSTODIAN
Investors Bank & Trust Company, 89 South Street, Boston, MA 02111

TRANSFER AGENT
First Data Investor Services Group, BOS725, P.O. Box 1559,
Boston, MA 02104 (800) 262-1122


AUDITORS
Deloitte & Touche LLP, 125 Summer Street, Boston, MA 02110             M-TFC1/1P

                    EV TRADITIONAL ALABAMA MUNICIPALS FUND
                   EV TRADITIONAL ARKANSAS MUNICIPALS FUND
                    EV TRADITIONAL GEORGIA MUNICIPALS FUND
                   EV TRADITIONAL KENTUCKY MUNICIPALS FUND
                   EV TRADITIONAL LOUISIANA MUNICIPALS FUND
                   EV TRADITIONAL MARYLAND MUNICIPALS FUND
                   EV TRADITIONAL MISSOURI MUNICIPALS FUND
                EV TRADITIONAL NORTH CAROLINA MUNICIPALS FUND
                    EV TRADITIONAL OREGON MUNICIPALS FUND
                EV TRADITIONAL SOUTH CAROLINA MUNICIPALS FUND
                   EV TRADITIONAL TENNESSEE MUNICIPALS FUND
                   EV TRADITIONAL VIRGINIA MUNICIPALS FUND
         (each is currently an "EV Classic [State] Municipals Fund")

                SUPPLEMENT TO PROSPECTUS DATED JANUARY 1, 1996

THE ATTACHED PROSPECTUS REFLECTS A SALES CHARGE AND FEE STRUCTURE WHICH WILL BE IN EFFECT FOR SHARES PURCHASED ON OR AFTER FEBRUARY 1, 1996. The following information applies to Fund shares purchased prior to February 1, 1996:


1. THE FOLLOWING REPLACES THE "SHAREHOLDER AND FUND EXPENSE TABLE":

SHAREHOLDER AND FUND EXPENSES
------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES
------------------------------------------------------------------------------
    Sales Charges Imposed on Purchases of Shares                      None
    Sales Charges Imposed on Reinvested Distributions                 None
    Fees to Exchange Shares                                           None
    Contingent Deferred Sales Charges Imposed on Redemptions During the
    First Year
      (as a percentage of redemption proceeds exclusive of all
      reinvestments and capital
      appreciation in the account)                                   1.00%

ANNUAL FUND AND ALLOCATED PORTFOLIO OPERATING EXPENSES (as a percentage of average daily net assets)
------------------------------------------------------------------------------------------------------------------------------------
                                                                    ALABAMA           ARKANSAS            GEORGIA           KENTUCKY
                                                                     FUND               FUND               FUND               FUND
------------------------------------------------------------------------------------------------------------------------------------
Investment Adviser Fee                                               0.40%              0.37%              0.41%              0.42%
Rule 12b-1 Distribution Fee (and Service) Fees                       0.22               0.22               0.22               0.22
Other Expenses (after expense reduction)                             0.33               0.10               0.19               0.09
                                                                     ----               ----               ----               ----
  Total Operating Expenses                                           0.95%              0.69%              0.82%              0.73%
                                                                     ====               ====               ====               ====

EXAMPLE
------------------------------------------------------------------------------------------------------------------------------------
An investor would pay the following expenses (including a contingent deferred sales charge in the case of redemption during the first year after purchase) on a $1,000 investment, assuming (a) 5% annual return and (b) redemption at the end of each period:

                                                                    ALABAMA           ARKANSAS            GEORGIA           KENTUCKY
                                                                     FUND               FUND               FUND               FUND
------------------------------------------------------------------------------------------------------------------------------------
 1 Year                                                              $ 20                $17               $ 18                $17
 3 Years                                                               30                 22                 26                 23
 5 Years                                                               53                 38                 46                 41
10 Years                                                              117                 86                101                 91

An investor would pay the following expenses on the same investment, assuming (a) 5% annual return and (b) no redemptions:

 1 Year                                                              $ 10                $ 7               $  8                $7
 3 Years                                                               30                 22                 26                 23
 5 Years                                                               53                 38                 46                 41
10 Years                                                              117                 86                101                 91

ANNUAL FUND AND ALLOCATED PORTFOLIO OPERATING EXPENSES (as a percentage of average daily net assets)

------------------------------------------------------------------------------------------------------------------------------------
                                                                   LOUISIANA          MARYLAND           MISSOURI     NORTH CAROLINA
                                                                     FUND               FUND               FUND            FUND
------------------------------------------------------------------------------------------------------------------------------------
Investment Adviser Fee (after any applicable expense                 0.12%              0.40%              0.38%           0.44%
  reduction)

Rule 12b-1 Distribution Fee (and Service) Fees                       0.22               0.22               0.22            0.22
Other Expenses (after expense reduction)                             0.34               0.15               0.28            0.16
                                                                     ----               ----               ----            ----
  Total Operating Expenses                                           0.68%              0.77%              0.88%           0.82%
                                                                     ====               ====               ====            ====

EXAMPLE
------------------------------------------------------------------------------------------------------------------------------------
An investor would pay the following expenses (including a contingent deferred sales charge in the case of redemption during the first year after purchase) on a $1,000 investment, assuming (a) 5% annual return and (b) redemption at the end of each period:

                                                                   LOUISIANA          MARYLAND           MISSOURI     NORTH CAROLINA
                                                                     FUND               FUND               FUND            FUND
------------------------------------------------------------------------------------------------------------------------------------

 1 Year                                                               $17                $18               $ 19            $ 18
 3 Years                                                               22                 25                 28              26
 5 Years                                                               38                 43                 49              46
10 Years                                                               85                 95                108             101

An investor would pay the following expenses on the same investment, assuming (a) 5% annual return and (b) no redemptions:

 1 Year                                                               $ 7                $ 8               $  9             $ 8
 3 Years                                                               22                 25                 28              26
 5 Years                                                               38                 43                 49              46
10 Years                                                               85                 95                108             101

ANNUAL FUND AND ALLOCATED PORTFOLIO OPERATING EXPENSES (as a percentage of average daily net assets)
------------------------------------------------------------------------------------------------------------------------------------
                                                                    OREGON         SOUTH CAROLINA        TENNESSEE       VIRGINIA
                                                                     FUND               FUND               FUND            FUND
------------------------------------------------------------------------------------------------------------------------------------
Investment Adviser Fee                                               0.42%              0.33%              0.31%           0.44%
Rule 12b-1 Distribution Fee (and Service) Fees                       0.22               0.22               0.22            0.22
Other Expenses (after expense reduction)                             0.14               0.33               0.19            0.03
                                                                     ----               ----               ----            ----
  Total Operating Expenses                                           0.78%              0.88%              0.72%           0.69%
                                                                     ====               ====               ====            ====

EXAMPLE
------------------------------------------------------------------------------------------------------------------------------------
An investor would pay the following expenses (including a contingent deferred sales charge in the case of redemption during the first year after purchase) on a $1,000 investment, assuming (a) 5% annual return and (b) redemption at the end of each period:

                                                                    OREGON         SOUTH CAROLINA        TENNESSEE       VIRGINIA
                                                                     FUND               FUND               FUND            FUND
------------------------------------------------------------------------------------------------------------------------------------

 1 Year                                                               $18               $ 19                $17             $17
 3 Years                                                               25                 28                 23              22
 5 Years                                                               43                 49                 40              38
10 Years                                                               97                108                 89              86

An investor would pay the following expenses on the same investment, assuming (a) 5% annual return and (b) no redemptions:

 1 Year                                                               $ 8               $  9                $ 7             $ 7
 3 Years                                                               25                 28                 23              22
 5 Years                                                               43                 49                 40              38
10 Years                                                               97                108                 89              86

NOTES:
The tables and Examples summarize the aggregate expenses of the Funds and the Portfolios and are designed to help investors understand the costs and expenses they will bear, directly or indirectly, by investing in a Fund. Information for each Fund is based on its expenses for the most recent fiscal year, except that Service Plan Fees are estimated for the fiscal year ending August 31, 1996 (assuming the Service Plan in effect on February 1, 1996). Absent a fee reduction (in the case of the Investment Adviser Fee) and/or an expense allocation (in the case of Other Expenses) expenses of the following Funds would have been the following percentage of average daily net assets: Alabama Fund Other Expenses would have been 0.45% and Total Operating Expenses would have been 1.07%; Arkansas Fund Other Expenses would have been 2.77% and Total Operating Expenses would have been 3.36%; Georgia Fund Other Expenses would have been 0.85% and Total Operating Expenses would have been 1.48%; Kentucky Fund Other Expenses would have been 1.45% and Total Operating Expenses would have been 2.09%; Louisiana Fund Investment Adviser Fee and Other Expenses would have been 0.23% and 0.80%, respectively, and Total Operating Expenses would have been 1.25%; Maryland Fund Other Expenses would have been 2.21% and Total Operating Expenses would have been 2.83%; Missouri Fund Other Expenses would have been 0.90% and Total Operating Expenses would have been 1.50%; North Carolina Fund Other Expenses would have been 0.43% and Total Operating Expenses would have been 1.09%; Oregon Fund Other Expenses would have been 1.79% and Total Operating Expenses would have been 2.43%; South Carolina Fund Other Expenses would have been 1.30% and Total Operating Expenses would have been 1.85%; Tennessee Fund Other Expenses would have been 1.66% and Total Operating Expenses would have been 2.19%; and Virginia Fund Other Expenses would have been 1.44% and Total Operating Expenses would have been 2.10%.

Each Fund invests exclusively in its corresponding Portfolio. The Trustees believe the aggregate per share expenses of a Fund and its corresponding Portfolio should approximate, and over time may be less than, the per share expenses the Fund would incur if the Fund were instead to retain the services of an investment adviser and its assets were invested directly in the type of securities being held by its corresponding Portfolio.

The Examples should not be considered a representation of past or future expenses, and actual expenses may be greater or less than those shown. Federal regulations require the Examples to assume a 5% annual return, but actual return will vary. For further information regarding the expenses of the Funds and the Portfolios see "The Funds" Financial Highlights", "Organization of the Funds and the Portfolios", "Management of the Funds and the Portfolios" and "How to Redeem Fund Shares". A long-term shareholder in a Fund may pay more than the economic equivalent of the maximum front-end sales charge permitted by a rule of the National Association of Securities Dealers, Inc. See "Distribution Plans."

No contingent deferred sales charge is imposed on (a) shares purchased more than one year prior to redemption, (b) shares acquired through the reinvestment of dividends and distributions or (c) any appreciation in value of other shares in the account (see "How to Redeem Fund Shares"), and no such charge is imposed on exchanges of Fund shares for shares of one or more other funds listed under "The Eaton Vance Exchange Privilege."

Each Portfolio's monthly advisory fee has two components, a fee based on daily net assets and a fee based on daily gross income, as set forth in the fee schedule on page 13.

Other investment companies with different distribution arrangements and fees are investing in the Portfolio and others may do so in the future. See "Organization of the Funds and the Portfolios".

2. THE FOLLOWING REPLACES THE "SERVICE PLANS" SECTION:

DISTRIBUTION PLANS
--------------------------------------------------------------------------------
EACH FUND FINANCES DISTRIBUTION ACTIVITIES AND HAS ADOPTED A DISTRIBUTION PLAN (A "PLAN") PURSUANT TO RULE 12B-1 UNDER THE INVESTMENT COMPANY ACT OF 1940. Rule 12b-1 permits a mutual fund, such as a Fund, to finance distribution activities and bear expenses associated with the distribution of its shares provided that any payments made by the Fund are made pursuant to a written plan adopted in accordance with the Rule. Each Plan is subject to, and complies with, the sales charge rule of the National Association of Securities Dealers, Inc. (the "NASD Rule"). Each Fund's Plan is described further in the Statement of Additional Information, and the following is a description of the salient features of the Plans. Each Fund's Plan provides that the Fund, subject to the NASD Rule, will pay sales commissions and distribution fees to the Principal Underwriter only after and as a result of the sale of shares of the Fund. On each sale of Fund shares (excluding reinvestment of distributions) a Fund will pay the Principal Underwriter amounts representing (i) sales commissions equal to 6.25% of the amount received by a Fund for each share sold and (ii) distribution fees calculated by applying the rate of 1% over the prime rate then reported in The Wall Street Journal to the outstanding balance of Uncovered Distribution Charges (as described below) of the Principal Underwriter. On sales of shares made prior to January 30, 1995, the Principal Underwriter currently pays monthly sales commissions to a financial service firm (an "Authorized Firm") in amounts anticipated to be equivalent to .75%, annualized, of the assets maintained in a Fund by the customers of such Firm. On sales of shares made on January 30, 1995 and thereafter, the Principal Underwriter currently expects to pay to an Authorized Firm (a) sales commissions (except on exchange transactions and reinvestments) at the time of sale equal to .80% of the purchase price of the shares sold by such Firm, and (b) monthly sales commissions approximately equivalent to 1/12 of .75% of the value of shares sold by such Firm and remaining outstanding for at least one year. The Plan is designed to permit an investor to purchase Fund shares through an Authorized Firm without incurring an initial sales charge and at the same time permit the Principal Underwriter to compensate Authorized Firms and other persons in connection with the sale of Fund shares.

THE NASD RULE REQUIRES EACH FUND TO LIMIT ITS ANNUAL PAYMENTS OF SALES COMMISSIONS AND DISTRIBUTION FEES TO AN AMOUNT NOT EXCEEDING .75% OF THE FUND'S AVERAGE DAILY NET ASSETS FOR EACH FISCAL YEAR. Under its Plan, a Fund accrues daily an amount at the rate of 1/365 of .75% of the Fund's net assets, and pays such accrued amounts monthly to the Principal Underwriter. Each Plan requires such accruals to be automatically discontinued during any period in which there are no outstanding Uncovered Distribution Charges under the Plan. Uncovered Distribution Charges are calculated daily and, briefly, are equivalent to all unpaid sales commissions and distribution fees to which the Principal Underwriter is entitled under a Plan less all contingent deferred sales charges theretofore paid to the Principal Underwriter. The Eaton Vance organization may be considered to have realized a profit under a Fund's Plan if at any point in time the aggregate amounts of all payments made to the Principal Underwriter pursuant to a Fund's Plan, including any contingent deferred sales charges, have exceeded the total expenses theretofore incurred by such organization in distributing shares of the Fund. Total expenses for this purpose will include an allocable portion of the overhead costs of such organization and its branch offices.

Because of the NASD Rule limitation on the amount of sales commissions and distribution fees paid during any fiscal year, a high level of sales of Fund shares during the initial years of a Fund's operations would cause a large portion of the sales commissions attributable to a sale of Fund shares to be accrued and paid by the Fund to the Principal Underwriter in fiscal years subsequent to the year in which such shares were sold. This spreading of sales commissions payments under each Fund's Plan over an extended period would result in the incurrence and payment of increased distribution fees under the Plan.

EACH PLAN ALSO AUTHORIZES A FUND TO MAKE PAYMENTS OF SERVICE FEES TO THE PRINCIPAL UNDERWRITER, AUTHORIZED FIRMS AND OTHER PERSONS IN AMOUNTS NOT EXCEEDING .25% OF AVERAGE DAILY NET ASSETS FOR EACH FISCAL YEAR. The Trustees of the Trust have initially implemented this provision of each Fund's Plan by authorizing the Fund to make monthly service fee payments to the Principal Underwriter in amounts not expected to exceed .20% of the Fund's average daily net assets for each fiscal year. The Fund accrues the service fee daily at the rate of 1/365 of .20% of the Fund's net assets. On sales of shares made prior to January 30, 1995, the Principal Underwriter currently makes monthly service fee payments to an Authorized Firm in amounts anticipated to be equivalent to .20%, annualized, of the assets maintained in a Fund by the customers of such Firm. On sales of shares made on January 30, 1995 and thereafter, the Principal Underwriter currently expects to pay to an Authorized Firm (a) a service fee (except on exchange transactions and reinvestments) at the time of sale equal to
 .20% of the purchase price of the shares sold by such Firm, and (b) monthly service fees approximately equivalent to 1/12 of .20% of the value of shares sold by such Firm and remaining outstanding for at least one year. Each Fund's Plan authorizes the Trustees of the trust on behalf of the Fund to increase payments to the Principal Underwriter, Authorized Firms and other persons from time to time without further action by shareholders of the Fund, provided that the aggregate amount of payments made to such persons under the Plan in any fiscal year of the Fund does not exceed .25% of the Fund's average daily net assets. During the first year after a purchase of Fund shares, the Principal Underwriter will retain the service fee as reimbursement for the service fee payment made to the Authorized Firm at the time of sale. As permitted by the NASD Rule, all service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by a Fund to the Principal Underwriter, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of the Principal Underwriter.

3. THE FOLLOWING REPLACES THE FIRST SEVEN PARAGRAPHS UNDER "HOW TO BUY FUND SHARES":

SHARES OF A FUND MAY BE PURCHASED FOR CASH OR MAY BE ACQUIRED IN EXCHANGE FOR SECURITIES. Investors may purchase shares of a Fund through Authorized Firms at the net asset value per share of the Fund next determined after an order is effective. A Fund may suspend the offering of shares at any time and may refuse an order for the purchase of shares. Shares of each Fund are offered for sale only in States where such shares may be legally sold. An Authorized Firm may charge its customers a fee in connection with transactions executed by that Firm.

4. THE FOLLOWING INFORMATION REPLACES THE FINAL TWO PARAGRAPHS UNDER "HOW TO REDEEM FUND SHARES":

CONTINGENT DEFERRED SALES CHARGE. Shares purchased on or after January 30, 1995 and redeemed within the first year of their purchase (except shares acquired through the reinvestment of distributions) generally will be subject to a contingent deferred sales charge equal to 1% of the net asset value of redeemed shares. This contingent deferred sales charge is imposed on any redemption the amount of which exceeds the aggregate value at the time of redemption of (a) all shares in the account purchased more than one year prior to the redemption, (b) all shares in the account acquired through reinvestment of distributions, and
(c) the increase, if any, of value in the other shares in the account (namely those purchased within the year preceding the redemption) over the purchase price of such shares. Redemptions are processed in a manner to maximize the amount of redemption proceeds which will not be subject to a contingent deferred sales charge. That is, each redemption will be assumed to have been made first from the exempt amounts referred to in clauses (a), (b) and (c) above, and second through liquidation of those shares in the account referred to in clause
(c) on a first-in-first-out basis. In calculating the contingent deferred sales charge upon the redemption of Fund shares acquired in an exchange for shares of a fund currently listed under "The Eaton Vance Exchange Privilege," the purchase of Fund shares acquired in the exchange is deemed to have occurred at the time of the original purchase of exchanged shares.

No contingent deferred sales charge will be imposed on shares of a Fund which have been sold to Eaton Vance or its affiliates, or to their respective employees or clients. The contingent deferred sales charge will be waived for shares redeemed (1) pursuant to a Withdrawal Plan (see "Eaton Vance Shareholder Services"), (2) as part of a distribution from a retirement plan qualified under
Section 401, 403(b) or 457 of the Internal Revenue Code of 1986, or (3) as part of a minimum required distribution from other tax-sheltered retirement plans. The contingent deferred sales charge will be paid to the Principal Underwriter or the Fund. When paid to the Principal Underwriter it will reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan.

5. THE FOLLOWING REPLACES THE FIRST PARAGRAPH UNDER THE "THE EATON VANCE EXCHANGE PRIVILEGE" SECTION:

Shares of each Fund currently may be exchanged for shares of one or more other funds in the Eaton Vance Classic Group of Funds or Eaton Vance Money Market Fund, which are distributed with a contingent deferred sales charge, on the basis of the net asset value per share of each fund at the time of the exchange, provided that such exchange offers are available only in States where shares of the fund being acquired may be legally sold.

6. UNDER "EATON VANCE SHAREHOLDER SERVICES" DELETE THE SUBSECTIONS ENTITLED "STATEMENT OF INTENTION" AND "RIGHT OF ACCUMULATION". THE SUBSECTIONS "WITHDRAWAL PLAN" AND REINVESTMENT PRIVILEGE" ARE REPLACED WITH THE
FOLLOWING:

WITHDRAWAL PLAN: A shareholder may draw on shareholdings systematically with monthly or quarterly checks in an aggregate amount that does not exceed annually 12% of the account balance at the time the plan is established. Such amount will not be subject to a contingent deferred sales charge. See "How to Redeem Fund Shares." A minimum deposit of $5,000 in shares is required.

REINVESTMENT PRIVILEGE: A SHAREHOLDER WHO HAS REPURCHASED OR REDEEMED SHARES MAY REINVEST, WITH CREDIT FOR ANY CONTINGENT DEFERRED SALES CHARGES PAID ON THE REDEEMED OR REPURCHASED SHARES, ANY PORTION OR ALL OF THE REPURCHASE OR REDEMPTION PROCEEDS (PLUS THAT AMOUNT NECESSARY TO ACQUIRE A FRACTIONAL SHARE TO ROUND OFF THE PURCHASE TO THE NEAREST FULL SHARE) IN SHARES OF A FUND, provided that the reinvestment is effected within 60 days after such repurchase or redemption and the privilege has not been used more than once in the prior 12 months. Shares are sold to a reinvesting shareholder at the next determined net asset value following timely receipt of a written purchase order by the Principal Underwriter or by a Fund (or by the Fund's Transfer Agent). To the extent that any shares of a Fund are sold at a loss and the proceeds are reinvested in shares of a Fund (or other shares of the Fund are acquired within the period beginning 30 days before and ending 30 days after the date of the redemption) some or all of the loss generally will not be allowed as a tax deduction. Shareholders should consult their tax advisers concerning the tax consequences of reinvestments.

7. THE SECTION "STATEMENT OF INTENTION AND ESCROW AGREEMENT" DOES NOT APPLY.



January 1, 1996                                                     T-TFC1/1PS

                                 EV TRADITIONAL
                             OREGON MUNICIPALS FUND

                         SUPPLEMENT TO PROSPECTUS DATED
                                JANUARY 1, 1996

     David C. Reilly is the portfolio manager of the Oregon Portfolio. See page 14 of the Prospectus for information concerning Mr. Reilly.


January 1, 1996







                                                                     T-TFC1/1PS2

                                        EV TRADITIONAL
                                        MUNICIPAL FUNDS
---------------------------------------------------------------------------------------------
EV TRADITIONAL ALABAMA MUNICIPALS FUND          EV TRADITIONAL MISSOURI MUNICIPALS FUND
EV TRADITIONAL ARKANSAS MUNICIPALS FUND         EV TRADITIONAL NORTH CAROLINA MUNICIPALS FUND
EV TRADITIONAL GEORGIA MUNICIPALS FUND          EV TRADITIONAL OREGON MUNICIPALS FUND
EV TRADITIONAL KENTUCKY MUNICIPALS FUND         EV TRADITIONAL SOUTH CAROLINA MUNICIPALS FUND
EV TRADITIONAL LOUISIANA MUNICIPALS FUND        EV TRADITIONAL TENNESSEE MUNICIPALS FUND
EV TRADITIONAL MARYLAND MUNICIPALS FUND         EV TRADITIONAL VIRGINIA MUNICIPALS FUND

THE EV TRADITIONAL MUNICIPAL FUNDS (THE "FUNDS") ARE MUTUAL FUNDS SEEKING TO PROVIDE CURRENT INCOME EXEMPT FROM REGULAR FEDERAL INCOME TAX AND THEIR RESPECTIVE STATE TAXES DESCRIBED UNDER "THE FUNDS" INVESTMENT OBJECTIVES" IN THIS PROSPECTUS. EACH FUND INVESTS ITS ASSETS IN A CORRESPONDING NON-DIVERSIFIED OPEN-END INVESTMENT COMPANY (A "PORTFOLIO") HAVING THE SAME INVESTMENT OBJECTIVE AS THE FUND, RATHER THAN BY DIRECTLY INVESTING IN AND MANAGING ITS OWN PORTFOLIO OF SECURITIES AS WITH HISTORICALLY STRUCTURED MUTUAL FUNDS. EACH FUND IS A SERIES OF EATON VANCE MUNICIPALS TRUST (THE "TRUST").


Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Shares of the Funds involve investment risks, including fluctuations in value and the possible loss of some or all of the principal investment.

This combined Prospectus is designed to provide you with information you should know before investing. Please retain this document for future reference. A combined Statement of Additional Information dated January 1, 1996 for the Funds, as supplemented from time to time, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. This Statement of Additional Information is available without charge from the Funds' principal underwriter, Eaton Vance Distributors, Inc. (the "Principal Underwriter"), 24 Federal Street, Boston, MA 02110 (telephone (800) 225-6265). The Portfolios' investment adviser is Boston Management and Research (the "Investment Adviser"), a wholly-owned subsidiary of Eaton Vance Management, and Eaton Vance Management is the administrator (the "Administrator") of the Funds. The offices of the Investment Adviser and the Administrator are located at 24 Federal Street, Boston, MA 02110.

AS OF THE DATE OF THIS COMBINED PROSPECTUS, A FUND MAY NOT BE AVAILABLE FOR PURCHASE IN CERTAIN STATES. PLEASE CONTACT THE PRINCIPAL UNDERWRITER OR YOUR BROKER FOR FURTHER INFORMATION.
--------------------------------------------------------------------------------
 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
 IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

                                                         PAGE                                                          PAGE
Shareholder and Fund Expenses ...........................  2    How to Redeem Fund Shares ............................. 17
The Funds' Financial Highlights .........................  4    Reports to Shareholders ............................... 18
The Fund's Investment Objectives ........................  7    The Lifetime Investing Account/Distribution Options ... 18
How the Funds and the Portfolios Invest their Assets ....  8    The Eaton Vance Exchange Privilege .................... 19
Organization of the Funds and the Portfolios ............ 11    Eaton Vance Shareholder Services ...................... 20
Management of the Funds and the Portfolios .............. 13    Distributions and Taxes ............................... 21
Service Plans ........................................... 15    Performance Information ............................... 22
Valuing Fund Shares ..................................... 15    Statement of Intention and Escrow Agreement ........... 23
How to Buy Fund Shares .................................. 16    Appendix - State Specific Information ................. 24

                            PROSPECTUS DATED JANUARY 1, 1996

        SHAREHOLDER AND FUND EXPENSES
        -------------------------------------------------------------------------------------------------------


        SHAREHOLDER TRANSACTION EXPENSES
        -------------------------------------------------------------------------------------------------------
        Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)                     3.75%
        Sales Charges Imposed on Reinvested Distributions                                                  None
        Fees to Exchange Shares                                                                            None
        Contingent Deferred Sales Charges (on purchases of $1 million or more) Imposed on
          Redemptions During the First Twelve Months (as a percentage of redemption proceeds exclusive of all reinvestments and capital appreciation in the
          account)                                                                                        0.50%

        ANNUAL FUND AND ALLOCATED PORTFOLIO OPERATING EXPENSES (as a percentage of average daily net assets)
        -------------------------------------------------------------------------------------------------------
                                                     ALABAMA         ARKANSAS          GEORGIA         KENTUCKY
                                                      FUND             FUND             FUND             FUND
        -------------------------------------------------------------------------------------------------------
        Investment Adviser Fee                        0.40%            0.37%            0.41%            0.42%
        Rule 12b-1 Service Fees (Service Plan)        0.15             0.15             0.15             0.15
        Other Expenses (after expense reduction)      0.33             0.10             0.19             0.09
                                                      ----             ----             ----             ----
          Total Operating Expenses                    0.88%            0.62%            0.75%            0.66%
                                                      ====             ====             ====             ====
        EXAMPLE
        -------------------------------------------------------------------------------------------------------
        An investor would pay the following maximum initial sales charge and expenses on a $1,000 investment, assuming (a) 5% annual return and (b) redemption at the end of each period:
                                                     ALABAMA         ARKANSAS          GEORGIA         KENTUCKY
                                                      FUND             FUND             FUND             FUND
        ----------------------------------------------------------------------------------------------------------
         1 Year                                       $ 46             $ 44             $ 45             $ 44
         3 Years                                        65               57               61               58
         5 Years                                        84               71               78               73
        10 Years                                       142              112              127              117

        ANNUAL FUND AND ALLOCATED PORTFOLIO OPERATING EXPENSES (as a percentage of average daily net assets)
        ----------------------------------------------------------------------------------------------------------
                                                    LOUISIANA        MARYLAND         MISSOURI      NORTH CAROLINA
                                                      FUND             FUND             FUND             FUND
        ----------------------------------------------------------------------------------------------------------
        Investment Adviser Fee (after any
          applicable expense reduction)               0.12%            0.40%            0.38%            0.44%
        Rule 12b-1 Service Fees (Service Plan)        0.15             0.15             0.15             0.15
        Other Expenses (after expense reduction)      0.34             0.15             0.28             0.16
                                                      ----             ----             ----             ----
          Total Operating Expenses                    0.61%            0.70%            0.81%            0.75%
                                                      ====             ====             ====             ====
        EXAMPLE
        -------------------------------------------------------------------------------------------------------
        An investor would pay the following maximum initial sales charge and expenses on a $1,000 investment, assuming (a) 5% annual return and (b) redemption at the end of each period:
                                                    LOUISIANA        MARYLAND         MISSOURI      NORTH CAROLINA
                                                      FUND             FUND             FUND             FUND
        ----------------------------------------------------------------------------------------------------------
         1 Year                                       $ 44             $ 44             $ 45             $ 45
         3 Years                                        56               59               62               61
         5 Years                                        70               75               81               78
        10 Years                                       111              121              134              127

        ANNUAL FUND AND ALLOCATED PORTFOLIO OPERATING EXPENSES (as a percentage of average daily net assets)
        ----------------------------------------------------------------------------------------------------------
                                                     OREGON       SOUTH CAROLINA      TENNESSEE        VIRGINIA
                                                      FUND             FUND             FUND             FUND
        ----------------------------------------------------------------------------------------------------------
        Investment Adviser Fee                        0.42%            0.33%            0.31%            0.44%
        Rule 12b-1 Service Fees (Service Plan)        0.15             0.15             0.15             0.15
        Other Expenses (after expense reduction)      0.14             0.33             0.19             0.03
                                                      ----             ----             ----             ----
          Total Operating Expenses                    0.71%            0.81%            0.65%            0.62%
                                                      ====             ====             ====             ====
        EXAMPLE
        ----------------------------------------------------------------------------------------------------------
        An investor would pay the following maximum initial sales charge and expenses on a $1,000 investment, assuming (a) 5% annual return and (b) redemption at the end of each period:
                                                     OREGON       SOUTH CAROLINA      TENNESSEE        VIRGINIA
                                                      FUND             FUND             FUND             FUND
        ----------------------------------------------------------------------------------------------------------
         1 Year                                       $ 44             $ 45             $ 44             $ 44
         3 Years                                        59               62               58               57
         5 Years                                        76               81               72               71
        10 Years                                       122              134              116              112

        NOTES:

        The tables and Examples summarize the aggregate expenses of the Funds and the Portfolios and are designed to help investors understand the costs and expenses they will bear, directly or indirectly, by investing in a Fund. Information for each Fund is based on its expenses for the most recent fiscal year, except that Service Plan Fees are estimated for the fiscal year ending August 31, 1996 (assuming the Service Plan in effect on February 1, 1996). Absent a fee reduction (in the case of the Investment Adviser Fee) and/or an expense allocation (in the case of Other Expenses) expenses of the following Funds would have been the following percentage of average daily net assets: Alabama Fund Other Expenses would have been 0.45% and Total Operating Expenses would have been 1.00%; Arkansas Fund Other Expenses would have been 2.77% and Total Operating Expenses would have been 3.29%; Georgia Fund Other Expenses would have been 0.85% and Total Operating Expenses would have been 1.41%; Kentucky Fund Other Expenses would have been 1.45% and Total Operating Expenses would have been 2.02%; Louisiana Fund Investment Adviser Fee and Other Expenses would have been 0.23% and 0.80%, respectively, and Total Operating Expenses would have been 1.13%; Maryland Fund Other Expenses would have been 2.21% and Total Operating Expenses would have been 2.76%; Missouri Fund Other Expenses would have been 0.90% and Total Operating Expenses would have been 1.43%; North Carolina Fund Other Expenses would have been 0.43% and Total Operating Expenses would have been 1.02%; Oregon Fund Other Expenses would have been 1.79% and Total Operating Expenses would have been 2.36%; South Carolina Fund Other Expenses would have been 1.30% and Total Operating Expenses would have been 1.78%; Tennessee Fund Other Expenses would have been 1.66% and Total Operating Expenses would have been 2.12%; and Virginia Fund Other Expenses would have been 1.44% and Total Operating Expenses would have been 2.03%.


        Each Fund invests exclusively in its corresponding Portfolio. The Trustees believe the aggregate per share expenses of a Fund and its corresponding Portfolio should approximate, and over time may be less than, the per share expenses the Fund would incur if the Fund were instead to retain the services of an investment adviser and its assets were invested directly in the type of securities being held by its corresponding Portfolio.


        The Examples should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. Federal regulations require the Examples to assume a 5% annual return, but actual return will vary. For further information regarding the expenses of the Funds and the Portfolios see "The Funds" Financial Highlights", "Organization of the Funds and the Portfolios", "Management of the Funds and the Portfolios", "Service Plans" and "How to Redeem Fund Shares".

        If shares of a Fund are purchased at net asset value with no initial sales charge by virtue of the purchase having been in the amount of $1 million or more and are redeemed within 12 months of purchase, a contingent deferred sales charge of 0.50% will be imposed on such redemption. See "How to Buy Fund Shares," "How to Redeem Fund Shares" and "Eaton Vance Shareholder Services."

        Each Portfolio's monthly advisory fee has two components, a fee based on daily net assets and a fee based on daily gross income, as set forth in the fee schedule on page 14.


        Other investment companies with different distribution arrangements and fees are investing in the Portfolios and others may do so in the future. See "Organization of the Funds and the Portfolios".

THE FUNDS' FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------

The following information should be read in conjunction with the audited financial statements included in the Funds' annual report to shareholders which is incorporated by reference into the Statement of Additional Information in reliance upon the report of Deloitte & Touche LLP, independent certified public accountants, as experts in accounting and auditing. Further information regarding the performance of a Fund is contained in its annual report to shareholders which may be obtained without charge by contacting the Principal Underwriter, Eaton Vance Distributors, Inc.

------------------------------------------------------------------------------

                                                                      YEAR ENDED AUGUST 31,
                              -----------------------------------------------------------------------------------------------------
                                    ALABAMA FUND            ARKANSAS FUND             GEORGIA FUND              KENTUCKY FUND
                              ------------------------  ----------------------  ------------------------  -------------------------
                                 1995         1994*        1995       1994*        1995         1994*         1995         1994*
                                 ----         -----        ----       -----        ----         -----         ----         -----
NET ASSET VALUE, beginning
 of year                       $ 9.320      $10.000      $ 9.530    $10.000      $ 9.220      $10.000      $ 9.210       $10.000
                               -------      -------      -------    -------      -------      -------      -------       -------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income        $ 0.418      $ 0.296      $ 0.424    $ 0.214      $ 0.412      $ 0.294      $ 0.423       $ 0.285
  Net realized and
   unrealized gain (loss)
   on investments                0.207       (0.628)       0.075     (0.430)      (0.011)      (0.726)       0.128++      (0.730)
                               -------      -------      -------    -------      -------      -------      -------       -------
    Total income (loss) from
      operations               $ 0.625      $(0.332)     $ 0.499    $(0.216)     $ 0.401      $(0.432)     $ 0.551       $(0.445)
                               -------      -------      -------    -------      -------      -------      -------       -------
LESS DISTRIBUTIONS:
  From net investment income   $(0.418)     $(0.296)     $(0.424)   $(0.214)     $(0.412)     $(0.294)     $(0.423)      $(0.285)
  In excess of net
   investment income            (0.017)      (0.052)      (0.015)    (0.040)      (0.019)      (0.054)      (0.018)       (0.060)
                               -------      -------      -------    -------      -------      -------      -------       -------
    Total distributions        $(0.435)     $(0.348)     $(0.439)   $(0.254)     $(0.431)     $(0.348)     $(0.441)      $(0.345)
                               -------      -------      -------    -------      -------      -------      -------       -------

NET ASSET VALUE, end of year   $ 9.510      $ 9.320      $ 9.590    $ 9.530      $ 9.190      $ 9.220      $ 9.320       $ 9.210
                               =======      =======      =======    =======      =======      =======      =======       =======

TOTAL RETURN\1/                  6.90%      (3.44)%        5.52%    (2.25)%        4.60%        (4.56)%      6.29%       (4.60)%

RATIOS/SUPPLEMENTAL DATA**:
  Net assets, end of year
   (000 omitted)               $ 9,427      $11,732      $   533    $   627      $ 2,487      $ 2,989      $ 1,823       $ 3,065
  Ratio of net expenses to
    average daily net
    assets\2/                    1.68%        1.49%+       1.42%      1.59%+       1.55%        1.64%+       1.46%         1.69%+
  Ratio of net investment
    income to average daily
    net assets                   4.59%        4.23%+       4.56%      3.97%+       4.62%        4.09%+       4.81%         4.12%+

** For the periods indicated, operating expenses of the Funds and the Portfolios reflect an allocation of expenses to the
   Administrator and/or Investment Adviser. Had such actions not been taken, net investment income (loss) per share and the ratios would have been:

NET INVESTMENT INCOME (LOSS)
 PER SHARE                     $ 0.408      $ 0.280      $ 0.175    $(0.005)     $ 0.353      $ 0.253      $ 0.303       $ 0.253
                               =======      =======      =======    =======      =======      =======      =======       =======
RATIOS (As a percentage of
 average daily net assets):
   Expenses\2/                   1.80%        1.71%+       4.09%      5.66%+       2.21%        2.20%+       2.82%          2.26%+
   Net investment income
    (loss)                       4.47%        4.01%+       1.89%    (0.10)%+       3.96%        3.53%+       3.45%          3.56%+


                                                                                                        (See footnotes on page 6.)

THE FUNDS' FINANCIAL HIGHLIGHTS -- CONTINUED
------------------------------------------------------------------------------

                                                                      YEAR ENDED AUGUST 31,
                              -----------------------------------------------------------------------------------------------------
                                   LOUISIANA FUND           MARYLAND FUND            MISSOURI FUND           NORTH CAROLINA FUND
                              ------------------------  ----------------------  ------------------------  -------------------------
                                 1995         1994*        1995       1994*        1995         1994*         1995         1994*
                                 ----         -----        ----       -----        ----         -----         ----         -----
NET ASSET VALUE, beginning
 of year                       $ 9.470      $10.000      $ 9.210    $10.000      $ 9.290      $10.000      $ 9.280       $10.000
                               -------      -------      -------    -------      -------      -------      -------       -------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income        $ 0.449      $ 0.223      $ 0.421    $ 0.277      $ 0.419      $ 0.289      $ 0.427       $ 0.295
  Net realized and
   unrealized gain (loss)
   on investments               (0.011)      (0.486)       0.187     (0.731)       0.208       (0.651)       0.016        (0.666)
                               -------      -------      -------    -------      -------      -------      -------       -------
    Total income (loss) from
      operations               $ 0.438      $(0.263)     $ 0.608    $(0.454)     $ 0.627      $(0.362)     $ 0.443       $(0.371)
                               -------      -------      -------    -------      -------      -------      -------       -------
LESS DISTRIBUTIONS:
  From net investment income   $(0.449)     $(0.223)     $(0.421)   $(0.277)     $(0.419)     $(0.289)     $(0.427)      $(0.295)
  In excess of net
   investment income            (0.019)      (0.044)      (0.017)    (0.059)      (0.018)      (0.059)      (0.016)       (0.054)
                               -------      -------      -------    -------      -------      -------      -------       -------
    Total distributions        $(0.468)     $(0.267)     $(0.438)   $(0.336)     $(0.437)     $(0.348)     $(0.443)      $(0.349)
                               -------      -------      -------    -------      -------      -------      -------       -------

NET ASSET VALUE, end of year   $ 9.440      $ 9.470      $ 9.380    $ 9.210      $ 9.480      $ 9.290      $ 9.280       $ 9.280
                               =======      =======      =======    =======      =======      =======      =======       -------

TOTAL RETURN\1/                  4.88%      (2.72)%        6.91%     (4.68)%       7.08%      (3.76)%        5.02%       (3.85)%

RATIOS/SUPPLEMENTAL DATA**:
  Net assets, end of year
   (000 omitted)               $ 2,384      $ 3,141      $   939    $ 1,188      $ 3,163      $ 3,859      $ 6,115       $ 7,411
  Ratio of net expenses to
    average daily net
    assets\2/                    1.41%        1.57%+       1.50%      1.64%+       1.61%        1.61%+       1.55%         1.56%+
  Ratio of net investment
    income to average daily
    net assets                   4.90%        4.16%+       4.71%      4.07%+       4.62%        4.20%+       4.72%         4.19%+

** For the periods indicated, the operating expenses of the Funds and the Portfolios reflect an allocation of expenses to the
   Administrator and/or Investment Adviser. Had such actions not been taken, net investment income per share and the ratios would have been:

NET INVESTMENT INCOME (LOSS)
 PER SHARE                     $ 0.401      $ 0.169      $ 0.238    $ 0.046      $ 0.363      $ 0.255      $ 0.403       $ 0.263
                               =======      =======      =======    =======      =======      =======      =======       -------
RATIOS (As a percentage of
 average daily net assets):
   Expenses\2/                   1.93%        2.77%+       3.56%      5.07%+       2.23%        2.19%+       1.82%         2.01%+
   Net investment income         4.38%        2.96%+       2.65%      0.64%+       4.00%        3.62%+       4.45%         3.74%+

                                                                                                       (See footnotes on page 6.)

THE FUNDS' FINANCIAL HIGHLIGHTS -- CONTINUED
---------------------------------------------------------------------------------------------------------------------------------

                                                                       YEAR ENDED AUGUST 31,
                               --------------------------------------------------------------------------------------------------
                                     OREGON FUND        SOUTH CAROLINA FUND       TENNESSEE FUND             VIRGINIA FUND
                               -----------------------  --------------------  ----------------------  ---------------------------
                                 1995        1994*        1995     1994*        1995       1994*          1995          1994*
                                 ----        -----        ----     -----        ----       -----          ----          -----
NET ASSET VALUE, beginning
 of year                       $ 9.240      $10.000      $ 9.370    $10.000      $ 9.220     $10.000       $ 9.210       $10.000
                               -------      -------      -------    -------      -------     -------       -------       -------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income        $ 0.406      $ 0.263      $ 0.413    $ 0.205      $ 0.425     $ 0.285       $ 0.434       $ 0.296
  Net realized and
   unrealized gain (loss)
   on investments                0.221++     (0.703)       0.067++   (0.587)       0.131      (0.724)        0.138        (0.732)
                               -------      -------      -------    -------      -------     -------       -------       -------
    Total income (loss) from
      operations               $ 0.627      $(0.440)     $ 0.480    $(0.382)     $ 0.556     $(0.439)      $ 0.572       $(0.436)
                               -------      -------      -------    -------      -------     -------       -------       -------
LESS DISTRIBUTIONS:
  From net investment income   $(0.406)     $(0.263)     $(0.413)   $(0.205)     $(0.425)    $(0.285)      $(0.434)      $(0.296)
  In excess of net
   investment income            (0.021)      (0.057)      (0.017)    (0.043)      (0.021)     (0.056)       (0.018)       (0.058)
                               -------      -------      -------    -------      -------     -------       -------       -------
    Total distributions        $(0.427)     $(0.320)     $(0.430)   $(0.248)     $(0.446)    $(0.341)      $(0.452)      $(0.354)
                               -------      -------      -------    -------      -------     -------       -------       -------
NET ASSET VALUE, end of year   $ 9.440      $ 9.240      $ 9.420    $ 9.370      $ 9.330     $ 9.220       $ 9.330       $ 9.210
                               =======      =======      =======    =======      =======     =======       =======       -------
TOTAL RETURN\1/                  7.11%      (4.54)%        5.38%     (3.92)%       6.32%     (4.54)%         6.51%       (4.51)%
RATIOS/SUPPLEMENTAL DATA**:
  Net assets, end of year
   (000 omitted)               $   998      $ 1,878      $ 1,245    $ 2,309      $ 1,084     $ 1,132       $ 1,488       $ 1,315
  Ratio of net expenses to
    average daily net
    assets\2/                    1.51%        1.65%+       1.61%      1.76%+       1.45%       1.59%+        1.42%         1.54%+
  Ratio of net investment
    income to average daily
    net assets                   4.61%        3.99%+       4.61%      4.06%+       4.71%       4.15%+        4.79%         4.31%+

** For periods indicated, the operating expenses of the Funds and the Portfolios reflect an allocation of expenses to the
   Administrator and/or Investment Adviser. Had such actions not been taken, net investment income per share and the ratios would have been:

NET INVESTMENT INCOME (LOSS)
 PER SHARE                     $ 0.261      $ 0.153      $ 0.326    $ 0.161      $ 0.292     $ 0.158       $ 0.306       $ 0.190
                               =======      =======      =======    =======      =======     =======       =======       -------
RATIOS (As a percentage of
 average daily net assets):
   Expenses\2/                   3.16%        3.33%+       2.58%      2.62%+       2.92%       3.50%+        2.83%         3.08%+
   Net investment income         2.96%        2.31%+       3.64%      3.19%+       3.24%       2.24%+        3.38%         2.77%+

----------------
Footnotes:

    * For the Alabama, Arkansas, Georgia, Kentucky, Louisiana, Maryland, Missouri, North Carolina, Oregon, South Carolina,
      Tennessee and Virginia Funds, the Financial Highlights are for the period from the start of business, December 7, 1993,
      February 9, 1994, December 7, 1993, December 7, 1993, February 14, 1993, December 10, 1993, December 7, 1993, December 7,
      1993, December 28, 1993, February 14, 1994, December 9, 1993 and December 17, 1993, respectively, to August 31, 1994.
    + Annualized.
   ++ The per share amount is not in accord with the net realized gain (loss) for the period because of the timing of sales of
      Fund shares and the amount of per share realized and unrealized gains and losses at such time.
  \1/ Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total Return is computed on a non-annualized basis.
  \2/ Includes the Fund's share of its corresponding Portfolio's allocated expenses.
  \3/ Prior to February 1, 1996, each Fund made distribution fee payments pursuant to a Distribution Plan. See "Service Plans."


THE FUNDS' INVESTMENT OBJECTIVES
------------------------------------------------------------------------------
The investment objective of each Fund is set forth below. Each Fund seeks to meet its investment objective by investing its assets in a separate corresponding open-end management investment company (a "Portfolio") which invests primarily in municipal obligations (as described below) which are rated at least investment grade by a major rating agency or, if unrated, determined to be of at least investment grade quality by the Investment Adviser. Each Portfolio has the same investment objective as its corresponding Fund.


EV TRADITIONAL ALABAMA MUNICIPALS FUND (the "Alabama Fund") seeks to provide current income exempt from regular federal income tax and Alabama State personal income taxes. The Alabama Fund seeks to meet its objective by investing its assets in the Alabama Municipals Portfolio (the "Alabama Portfolio").

EV TRADITIONAL ARKANSAS MUNICIPALS FUND (the "Arkansas Fund") seeks to provide current income exempt from regular federal income tax and Arkansas State personal income taxes. The Arkansas Fund seeks to meet its objective by investing its assets in the Arkansas Municipals Portfolio (the "Arkansas Portfolio").

EV TRADITIONAL GEORGIA MUNICIPALS FUND (the "Georgia Fund") seeks to provide current income exempt from regular federal income tax and Georgia State personal income taxes. The Georgia Fund seeks to meet its objective by investing its assets in the Georgia Municipals Portfolio (the "Georgia Portfolio").

EV TRADITIONAL KENTUCKY MUNICIPALS FUND (the "Kentucky Fund") seeks to provide current income exempt from regular federal income tax and Kentucky state personal income taxes in the form of an investment exempt from the Kentucky intangibles tax. The Kentucky Fund seeks to meet its objective by investing its assets in the Kentucky Municipals Portfolio (the "Kentucky Portfolio").

EV TRADITIONAL LOUISIANA MUNICIPALS FUND (the "Louisiana Fund") seeks to provide current income exempt from regular federal income tax and Louisiana State individual and corporate income taxes. The Louisiana Fund seeks to meet its objective by investing its assets in the Louisiana Municipals Portfolio (the "Louisiana Portfolio").

EV TRADITIONAL MARYLAND MUNICIPALS FUND (the "Maryland Fund") seeks to provide current income exempt from regular federal income tax and Maryland State and local income taxes. The Maryland Fund seeks to meet its objective by investing its assets in the Maryland Municipals Porfolio (the "Maryland Portfolio").

EV TRADITIONAL MISSOURI MUNICIPALS FUND (the "Missouri Fund") seeks to provide current income exempt from regular federal income tax and Missouri State personal income taxes. The Missouri Fund seeks to meet its objective by investing in the Missouri Municipals Portfolio (the "Missouri Portfolio").

EV TRADITIONAL NORTH CAROLINA MUNICIPALS FUND (the "North Carolina Fund") seeks to provide current income exempt from regular federal income tax and North Carolina State personal income taxes. The North Carolina Fund seeks to meet its objective by investing its assets in the North Carolina Municipals Portfolio (the "North Carolina Portfolio").

EV TRADITIONAL OREGON MUNICIPALS FUND (the "Oregon Fund") seeks to provide current income exempt from regular federal income tax and Oregon State personal income taxes. The Oregon Fund seeks to meet its objective by investing its assets in the Oregon Municipals Portfolio (the "Oregon Portfolio").

EV TRADITIONAL SOUTH CAROLINA MUNICIPALS FUND (the "South Carolina Fund") seeks to provide current income exempt from regular federal income tax and South Carolina State personal income taxes. The South Carolina Fund seeks to meet its objective by investing its assets in the South Carolina Municipals Portfolio (the "South Carolina Portfolio").

EV TRADITIONAL TENNESSEE MUNICIPALS FUND (the "Tennessee Fund") seeks to provide current income exempt from regular federal income tax and Tennessee State personal income taxes. The Tennessee Fund seeks to meet its objective by investing its assets in the Tennessee Municipals Portfolio (the "Tennessee Portfolio").

EV TRADITIONAL VIRGINIA MUNICIPALS FUND (the "Virginia Fund") seeks to provide current income exempt from regular federal income tax and Virginia state personal income taxes. The Virginia Fund seeks to meet its objective by investing its assets in the Virginia Municipals Portfolio (the "Virginia Portfolio").


HOW THE FUNDS AND THE PORTFOLIOS INVEST THEIR ASSETS
------------------------------------------------------------------------------
EACH FUND SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING EITHER DIRECTLY OR INDIRECTLY THROUGH ANOTHER OPEN-END MANAGEMENT INVESTMENT COMPANY PRIMARILY (I.E., AT LEAST 80% OF ITS NET ASSETS DURING PERIODS OF NORMAL MARKET CONDITIONS) IN MUNICIPAL OBLIGATIONS, THE INTEREST ON WHICH IS EXEMPT FROM REGULAR FEDERAL INCOME TAX AND FROM THE STATE TAXES WHICH, IN ACCORDANCE WITH ITS INVESTMENT OBJECTIVE, THE FUND SEEKS TO AVOID. The foregoing policy is a fundamental policy of each Fund and its corresponding Portfolio, which may not be changed unless authorized by a vote of the Fund's shareholders or that Portfolio's investors, as the case may be.


At least 75% of the net assets of the Alabama Portfolio, Arkansas Portfolio, Georgia Portfolio, Louisiana Portfolio, Maryland Portfolio, Missouri Portfolio, North Carolina Portfolio, South Carolina Portfolio, Tennessee Portfolio and Virginia Portfolio and at least 70% of the net assets of the Kentucky Portfolio and Oregon Portfolio will normally be invested in obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody's Investors Service, Inc. ("Moody's") or BBB or higher by either Standard & Poor's Ratings Group ("S&P") or Fitch Investors Service, Inc. ("Fitch")) or, if unrated, determined by the Investment Adviser to be of at least investment grade quality. The balance of each Portfolio's net assets may be invested in municipal obligations rated below investment grade (but not lower than B by Moody's, S&P or Fitch) and unrated municipal obligations considered to be of comparable quality by the Investment Adviser. Municipal obligations rated Baa or BBB may have speculative characteristics. Also, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher rated obligations. Securities rated below BBB or Baa are commonly known as "junk bonds". A Portfolio may retain an obligation whose rating drops below B after its acquisition if such retention is considered desirable by the Investment Adviser. See "Additional Risk Considerations." For a description of municipal obligation ratings, see the Statement of Additional Information.


MUNICIPAL OBLIGATIONS. Municipal obligations include bonds, notes and commercial paper issued by a municipality for a wide variety of both public and private purposes, the interest on which is, in the opinion of bond counsel, exempt from regular federal income tax. Public purpose municipal bonds include general obligation and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility. Municipal notes include bond anticipation, tax anticipation and revenue anticipation notes. Bond, tax and revenue anticipation notes are short-term obligations that will be retired with the proceeds of an anticipated bond issue, tax revenue or facility revenue, respectively. Under normal market conditions, a Portfolio will invest at least 65% of its total assets in obligations issued by its respective State or its political subdivisions.


Interest income from certain types of municipal obligations may be subject to the federal alternative minimum tax (the "AMT") for individual investors. As at August 31, 1995, the Portfolios had invested in such obligations as follows (as a percentage of net assets): Alabama Portfolio (8.2%); Arkansas Portfolio (17.0%); Georgia Portfolio (14.3%); Kentucky Portfolio (16.4%); Louisiana Portfolio (19.5%); Maryland Portfolio (14.1%); Missouri Portfolio (9.8%); North Carolina Portfolio (7.3%); Oregon Portfolio (15.4%); South Carolina Portfolio (18.5%); Tennessee Portfolio (14.2%); and Virginia Portfolio (15.9%). At August 31, 1995, the Portfolios limited their investment in obligations subject to the AMT to not more than 20% of net assets. The Portfolios are no longer subject to such limitation. Distributions to corporate investors of certain interest income may also be subject to the AMT. The Funds may not be suitable for investors subject to the AMT.

CONCENTRATION. Each Portfolio will concentrate its investments in municipal obligations issued by its respective State and that State's political subdivisions. Each Portfolio is, therefore, more susceptible to factors adversely affecting issuers in one State than mutual funds which do not concentrate in a specific State. Municipal obligations of issuers in a single State may be adversely effected by economic developments and by legislation and other governmental activities in that State. To the extent that a Portfolio's assets are concentrated in municipal obligations of issuers of a single State, that Portfolio may be subject to an increased risk of loss. Each Portfolio may also invest in obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam. See the Appendix to this Prospectus for a description of some of the economic and other factors relating to the States and Puerto Rico.

In addition, each Portfolio may invest 25% or more of its total assets in municipal obligations of the same type, including, without limitation, the following: lease rental obligations of State and local authorities; obligations of State and local housing finance authorities, municipal utilities systems or public housing authorities; obligations of hospitals or life care facilities; or industrial development or pollution control bonds issued for electric utility systems, steel companies, paper companies or other purposes. This may make a Portfolio more susceptible to adverse economic, political, or regulatory occurrences affecting a particular category of issuer. For example, health care-related issuers are susceptible to medicaid reimbursement policies, and national and state health care legislation. As a Portfolio's concentration increases, so does the potential for fluctuation in the value of the corresponding Fund's shares.

NON-DIVERSIFIED STATUS. Each Portfolio's classification under the Investment Company Act of 1940 (the "1940 Act") as a "non-diversified" investment company allows it to invest, with respect to 50% of its total assets, more than 5% (but not more than 25%) of its total assets in the securities of any issuer. A Portfolio is likely to invest a greater percentage of its assets in the securities of a single issuer than would a diversified fund. Therefore, a Portfolio is more susceptible to any single adverse economic or political occurrence or development affecting issuers of the relevant State's municipal obligations.


OTHER INVESTMENT PRACTICES
Each Portfolio may engage in the following investment practices, some of which may be considered to involve "derivative" instruments because they derive their value from another instrument, security or index. In addition, each Portfolio may temporarily borrow up to 5% of the value of its total assets to satisfy redemption requests or settle securities transactions.

WHEN-ISSUED SECURITIES. Each Portfolio may purchase securities on a "when-issued" basis, which means that payment and delivery occur on a future settlement date. The price and yield of such securities are generally fixed on the date of commitment to purchase. However, the market value of the securities may fluctuate prior to delivery and upon delivery the securities may be worth more or less than a Portfolio agreed to pay for them. Each Portfolio may also purchase instruments that give the Portfolio the option to purchase a municipal obligation when and if issued.

INVERSE FLOATERS. Each Portfolio may invest in municipal securities whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index ("inverse floaters"). An investment in inverse floaters may involve greater risk than an investment in a fixed rate bond. Because changes in the interest rate on the other security or index inversely affect the residual interest paid on the inverse floater, the value of an inverse floater is generally more volatile than that of a fixed rate bond. Inverse floaters have interest rate adjustment formulas which generally reduce or, in the extreme, eliminate the interest paid to a Portfolio when short-term interest rates rise, and increase the interest paid to the Portfolio when short-term interest rates fall. Inverse floaters have varying degrees of liquidity, and the market for these securities is new and relatively volatile. These securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline. Shifts in long-term interest rates may, however, alter this tendency. Although volatile, inverse floaters typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities usually permit the investor to convert the floating rate to a fixed rate (normally adjusted downward), and this optional conversion feature may provide a partial hedge against rising rates if exercised at an opportune time. Inverse floaters are leveraged because they provide two or more dollars of bond market exposure for every dollar invested.

FUTURES TRANSACTIONS. Each Portfolio may purchase and sell various kinds of financial futures contracts and options thereon to hedge against changes in interest rates. The futures contracts may be based on various debt securities (such as U.S. Government securities), securities indices (such as the Municipal Bond Index traded on the Chicago Board of Trade) and other financial instruments and indices. Such transactions involve a risk of loss or depreciation due to unanticipated adverse changes in securities prices, which may exceed a Portfolio's initial investment in these contracts. A Portfolio may not purchase or sell futures contracts or related options, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of margin deposits and premiums paid on the Portfolio's outstanding positions would exceed 5% of the market value of the Portfolio's net assets. These transactions involve transaction costs. There can be no assurance that the Investment Adviser's use of futures will be advantageous to a Portfolio. Distributions by a Fund of any gains realized on its corresponding Portfolio's transactions in futures and options on futures will be taxable.

INSURED OBLIGATIONS. Each Portfolio may purchase municipal bonds that are additionally secured by insurance, bank credit agreements, or escrow accounts. The credit quality of companies which provide such credit enhancements will affect the value of those securities. Although the insurance feature reduces certain financial risks, the premiums for insurance and the higher market price paid for insured obligations may reduce a Fund's current yield. Insurance generally will be obtained from insurers with a claims-paying ability rated Aaa by Moody's or AAA by S&P or Fitch. The insurance does not guarantee the market value of the insured obligations or the net asset value of a Fund's shares.


ADDITIONAL RISK CONSIDERATIONS
Many municipal obligations offering current income are in the lowest investment grade category (Baa or BBB), lower categories or may be unrated. As indicated above, each Portfolio may invest in municipal obligations rated below investment grade (but not lower than B by Moody's, S&P or Fitch) and comparable unrated obligations. The lowest investment grade, lower rated and comparable unrated municipal obligations in which a Portfolio may invest will have speculative characteristics in varying degrees. While such obligations may have some quality and protective characteristics, these characteristics can be expected to be offset or outweighed by uncertainties or major risk exposures to adverse conditions. Lower rated and comparable unrated municipal obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to greater price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated municipal obligations are also more likely to react to real or perceived developments affecting market and credit risk than are more highly rated obligations, which react primarily to movements in the general level of interest rates. The Investment Adviser seeks to minimize the risks of investing in below investment grade securities through professional investment analysis and attention to current developments in interest rates and economic conditions. When a Portfolio invests in lower rated or unrated municipal obligations, the achievement of the Portfolio's goals is more dependent on the Investment Adviser's ability than would be the case if the Portfolio were investing in municipal obligations in the higher rating categories.

Each Portfolio may retain defaulted obligations in its portfolio when such retention is considered desirable by the Investment Adviser. In the case of a defaulted obligation, a Portfolio may incur additional expense seeking recovery of its investment. Municipal obligations held by a Portfolio which are rated below investment grade but which, subsequent to the assignment of such rating, are backed by escrow accounts containing U.S. Government obligations may be determined by the Investment Adviser to be of investment grade quality for purposes of the Portfolio's investment policies. A Portfolio may retain in its portfolio an obligation whose rating drops below B after its acquisition, if such retention is considered desirable by the Investment Adviser; provided, however, that holdings of obligations rated below Baa or BBB will not exceed 35% of net assets. In the event the rating of an obligation held by a Portfolio is downgraded, causing the Portfolio to exceed this limitation, the Investment Adviser will (in an orderly fashion within a reasonable period of time) dispose of such obligations as it deems necessary in order to comply with the Portfolio's credit quality limitations. For a description of municipal obligation ratings, see the Statement of Additional Information.


The net asset value of shares of a Fund will change in response to fluctuations in prevailing interest rates and changes in the value of the securities held by its corresponding Portfolio. When interest rates decline, the value of securities held by a Portfolio can be expected to rise. Conversely, when interest rates rise, the value of most portfolio security holdings can be expected to decline. Changes in the credit quality of the issuers of municipal obligations held by a Portfolio will affect the principal value of (and possibly the income earned on) on such obligations. In addition, the values of such securities are affected by changes in general economic conditions and business conditions affecting the specific industries of their issuers. Changes by recognized rating services in their ratings of a security and in the ability of the issuer to make payments of principal and interest may also affect the value of a Portfolio's investments. The amount of information about the financial condition of an issuer of municipal obligations may not be as extensive as that made available by corporations whose securities are publicly traded. An investment in shares of a Fund will not constitute a complete investment program.

At times, a substantial portion of the Portfolio's assets may be invested in securities as to which the Portfolio, by itself or together with other accounts managed by the Investment Adviser and its affiliates, holds a major portion or all of such securities. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Portfolio could find it more difficult to sell such securities when the Investment Adviser believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. Under such circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the Portfolio's net asset value.


The secondary market for some municipal obligations issued within a State (including issues which are privately placed with a Portfolio) is less liquid than that for taxable debt obligations or other more widely traded municipal obligations. No Portfolio will invest in illiquid securities if more than 15% of its net assets would be invested in securities that are not readily marketable. No established resale market exists for certain of the municipal obligations in which a Portfolio may invest. The market for obligations rated below investment grade is also likely to be less liquid than the market for higher rated obligations. As a result, a Portfolio may be unable to dispose of these municipal obligations at times when it would otherwise wish to do so at the prices at which they are valued.

Certain securities held by the Portfolio may permit the issuer at its option to "call", or redeem, its securities. If an issuer redeems securities held by the Portfolio during a time of declining interest rates, the Portfolio may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.


Some of the securities in which a Portfolio invests may include so-called "zero-coupon" bonds, whose values are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently. Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. Each Portfolio is required to accrue and distribute income from zero-coupon bonds on a current basis, even though it does not receive that income currently in cash. Thus, a Portfolio may have to sell other investments to obtain cash needed to make income distributions.

Each Portfolio may invest in municipal leases, and participations in municipal leases. The obligation of the issuer to meet its obligations under such leases is often subject to the appropriation by the appropriate legislative body, on an annual or other basis, of funds for the payment of the obligations. Investments in municipal leases are thus subject to the risk that the legislative body will not make the necessary appropriation and the issuer will not otherwise be willing or able to meet its obligation.


  EACH FUND AND PORTFOLIO HAVE ADOPTED CERTAIN FUNDAMENTAL INVESTMENT RESTRICTIONS WHICH ARE ENUMERATED IN DETAIL IN THE STATEMENT OF ADDITIONAL INFORMATION AND WHICH MAY NOT BE CHANGED UNLESS AUTHORIZED BY A SHAREHOLDER VOTE AND AN INVESTOR VOTE, RESPECTIVELY. EXCEPT FOR SUCH ENUMERATED RESTRICTIONS AND AS OTHERWISE INDICATED IN THIS PROSPECTUS, THE INVESTMENT OBJECTIVE AND POLICIES OF EACH FUND AND PORTFOLIO ARE NOT FUNDAMENTAL POLICIES AND ACCORDINGLY MAY BE CHANGED BY THE TRUSTEES OF THE TRUST AND THE PORTFOLIO WITHOUT OBTAINING THE APPROVAL OF A FUND'S SHAREHOLDERS OR THE INVESTORS IN THE CORRESPONDING PORTFOLIO, AS THE CASE MAY BE. IF ANY CHANGES WERE MADE IN A FUND'S INVESTMENT OBJECTIVE, THE FUND MIGHT HAVE INVESTMENT OBJECTIVES DIFFERENT FROM THE OBJECTIVE WHICH AN INVESTOR CONSIDERED APPROPRIATE AT THE TIME THE INVESTOR BECAME A SHAREHOLDER IN THE FUND.

ORGANIZATION OF THE FUNDS AND THE PORTFOLIOS
------------------------------------------------------------------------------
EACH FUND IS A NON-DIVERSIFIED SERIES OF EATON VANCE MUNICIPALS TRUST (THE "TRUST"), A BUSINESS TRUST ESTABLISHED UNDER MASSACHUSETTS LAW PURSUANT TO A DECLARATION OF TRUST DATED SEPTEMBER 30, 1985, AS AMENDED. THE TRUST IS A MUTUAL FUND -- AN OPEN-END MANAGEMENT INVESTMENT COMPANY. The Trustees of the Trust are responsible for the overall management and supervision of its affairs. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series and because the Trust can offer separate series (such as the Funds) it is known as a "series company." Each share represents an equal proportionate beneficial interest in a Fund. When issued and outstanding, each Fund's shares are fully paid and nonassessable by the Trust and redeemable as described under "How to Redeem Fund Shares." Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of a Fund, shareholders of that Fund are entitled to share pro rata in the net assets available for distribution to shareholders.

EACH PORTFOLIO IS ORGANIZED AS A TRUST UNDER THE LAWS OF THE STATE OF NEW YORK AND INTENDS TO BE TREATED AS A PARTNERSHIP FOR FEDERAL TAX PURPOSES. The Portfolios, as well as the Trust, intend to comply with all applicable federal and state securities laws. Each Portfolio's Declaration of Trust provides that its corresponding Fund and other entities permitted to invest in that Portfolio (e.g., other U.S. and foreign investment companies, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of a Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Funds nor their shareholders will be adversely affected by reason of the Funds investing in the Portfolios.


SPECIAL INFORMATION ON THE FUND/PORTFOLIO INVESTMENT STRUCTURE. An investor in a Fund should be aware that the Fund, unlike mutual funds which directly acquire and manage their own portfolios of securities, seeks to achieve its investment objective by investing its assets in an interest in its corresponding Portfolio, which is a separate investment company with an identical investment objective (although the Fund may temporarily hold a de minimis amount of cash). Therefore, a Fund's interest in the securities owned by its corresponding Portfolio is indirect. In addition to selling an interest to its corresponding Fund, a Portfolio may sell interests to other affiliated and non-affiliated mutual funds or institutional investors. Such investors will invest in a Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in a Portfolio are not required to sell their shares at the same public offering price as the corresponding Fund due to variations in sales commissions and other operating expenses. Therefore, investors in a Fund should be aware that these differences may result in differences in returns experienced by investors in the various funds that invest in its corresponding Portfolio. Such differences in returns are also present in other mutual fund structures, including funds that have multiple classes of shares. For information regarding the investment objective, policies and restrictions of the Portfolios, see "The Funds" Investment Objectives" and "How the Funds and the Portfolios Invest their Assets". Further information regarding investment practices may be found in the Statement of Additional Information.


The Trustees of the Trust have considered the advantages and disadvantages of investing the assets of each Fund in its corresponding Portfolio, as well as the advantages and disadvantages of the two-tier format. The Trustees believe that the structure offers opportunities for substantial growth in the assets of the Portfolios, and affords the potential for economies of scale for each Fund, at least when the assets of its corresponding Portfolio exceed $500 million.


A Fund may withdraw (completely redeem) all its assets from its corresponding Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interest of that Fund to do so. The investment objective and the nonfundamental investment policies of each Fund and Portfolio may be changed by the Trustees of the Trust and the Portfolio without obtaining the approval of the shareholders of that Fund or the investors in that Portfolio, as the case may be. Any such change of an investment objective will be preceded by thirty days' advance written notice to the shareholders of the Fund or the investors in the Portfolio, as the case may be. In the event a Fund withdraws all of its assets from its corresponding Portfolio, or the Board of Trustees of the Trust determines that the investment objective of such Portfolio is no longer consistent with the investment objective of the Fund, such Trustees would consider what action might be taken, including investing the assets of such Fund in another pooled investment entity or retaining an investment adviser to manage the Fund's assets in accordance with its investment objective. A Fund's investment performance may be affected by a withdrawal of all its assets from its corresponding Portfolio.


Information regarding other pooled investment entities or funds which invest in a Portfolio may be obtained by contacting Eaton Vance Distributors, Inc. (the "Principal Underwriter" or "EVD"), 24 Federal Street, Boston, MA 02110, (617) 482-8260. Smaller investors in a Portfolio may be adversely affected by the actions of a larger investor in the Portfolio. For example, if a large investor withdraws from a Portfolio, the remaining investors may experience higher pro rata operating expenses, thereby producing lower returns. Additionally, a Portfolio may become less diverse, resulting in increased portfolio risk, and experience decreasing economies of scale. However, this possibility exists as well for historically structured mutual funds which have large or institutional investors.


Until 1992, the Administrator sponsored and advised historically structured funds. Funds which invest all their assets in interests in a separate investment company are a relatively new development in the mutual fund industry and, therefore, the Funds may be subject to additional regulations than historically structured funds.

Each Portfolio's Declaration of Trust provides that the Portfolio will terminate 120 days after the complete withdrawal of a Fund or any other investor in the Portfolio, unless either the remaining investors, by unanimous vote at a meeting of such investors, or a majority of the Trustees of the Portfolio, by written instrument consented to by all investors, agree to continue the business of the Portfolio. This provision is consistent with treatment of the Portfolios as partnerships for federal income tax purposes. See "Distributions and Taxes" for further information. Whenever a Fund as an investor in a Portfolio is requested to vote on matters pertaining to the Portfolio (other than the termination of the Portfolio's business, which may be determined by the Trustees of the Portfolio without investor approval), the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. A Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in a Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the corresponding Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, a Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of a Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.


The Trustees of the Trust, including a majority of the noninterested Trustees, have approved written procedures designed to identify and address any potential conflicts of interest arising from the fact that the Trustees of the Trust and the Trustees of each Portfolio are the same. Such procedures require each Board to take action to resolve any conflict of interest between a Fund and its corresponding Portfolio, and it is possible that the creation of separate Boards may be considered. For further information concerning the Trustees and officers of each of the Trust and the Portfolios, see the Statement of Additional Information.

Although each Fund offers only its own shares of beneficial interest, it is possible that a Fund might become liable for a misstatement or omission in this Prospectus regarding another Fund because the Funds use this combined Prospectus. The Trustees of the Trust have considered this factor in approving the use of a combined Prospectus.

MANAGEMENT OF THE FUNDS AND THE PORTFOLIOS
------------------------------------------------------------------------------
EACH PORTFOLIO ENGAGES BOSTON MANAGEMENT AND RESEARCH ("BMR"), A WHOLLY-OWNED SUBSIDIARY OF EATON VANCE MANAGEMENT ("EATON VANCE"), AS ITS INVESTMENT ADVISER. EATON VANCE, ITS AFFILIATES AND ITS PREDECESSOR COMPANIES HAVE BEEN MANAGING ASSETS OF INDIVIDUALS AND INSTITUTIONS SINCE 1924 AND MANAGING INVESTMENT COMPANIES SINCE 1931.

Acting under the general supervision of the Board of Trustees of each Portfolio, BMR manages each Portfolio's investments and affairs and furnishes for the use of each Portfolio office space and all necessary office facilities, equipment and personnel for servicing the investments of the Portfolios. Under its investment advisory agreement with a Portfolio, BMR receives a monthly advisory fee equal to the aggregate of

    (a) a daily asset based fee computed by applying the annual asset rate applicable to that portion of the total daily net assets in each Category as indicated below, plus

    (b) a daily income based fee computed by applying the daily income rate applicable to that portion of the total daily gross income (which portion shall bear the same relationship to the total daily gross income on such day as that portion of the total daily net assets in the same Category bears to the total daily net assets on such day) in each Category as indicated below:

                                                                                   ANNUAL             DAILY
  CATEGORY           DAILY NET ASSETS                                              ASSET RATE         INCOME RATE
  ---------------------------------------------------------------------------------------------------------------------
  1                  up to $20 million ..........................................  0.100%             1.00%
  2                  $20 million but less than $40 million ......................  0.200%             2.00%
  3                  $40 million but less than $500 million .....................  0.300%             3.00%
  4                  $500 million but less than $1 billion ......................  0.275%             2.75%
  5                  $1 billion but less than $1.5 billion ......................  0.250%             2.50%
  6                  $1.5 billion but less than $2 billion ......................  0.225%             2.25%
  7                  $2 billion but less than $3 billion ........................  0.200%             2.00%
  8                  $3 billion and over ........................................  0.175%             1.75%


Each Portfolio paid (or, absent a fee reduction, would have paid) advisory fees for the fiscal year ended August 31, 1995 equivalent to the annualized percentage of average daily net assets stated below.


                                                                    NET ASSETS AS OF
  PORTFOLIO                                                         AUGUST 31, 1995    ADVISORY FEE
  --------------------------------------------------------------------------------------------------------
  Alabama ........................................................  $118,486,053       0.40%
  Arkansas .......................................................    81,535,002       0.37%
  Georgia ........................................................   122,948,667       0.41%
  Kentucky .......................................................   145,268,626       0.42%
  Louisiana ......................................................    34,308,679       0.23%\1/
  Maryland .......................................................   115,004,176       0.40%
  Missouri .......................................................    93,162,103       0.38%
  North Carolina .................................................   195,178,724       0.44%
  Oregon .........................................................   146,390,921       0.42%
  South Carolina .................................................    61,411,668       0.33%
  Tennessee ......................................................    58,673,303       0.31%
  Virginia .......................................................   191,747,922       0.44%

\1/ To enhance the net income of the Louisiana Portfolio, BMR made a reduction of its advisory fee in the amount of $36,188.


BMR OR EATON VANCE ACTS AS INVESTMENT ADVISER TO INVESTMENT COMPANIES AND VARIOUS INDIVIDUAL AND INSTITUTIONAL CLIENTS WITH ASSETS UNDER MANAGEMENT OF APPROXIMATELY $16 BILLION. Eaton Vance is a wholly-owned subsidiary of Eaton Vance Corp., a publicly held holding company. Eaton Vance Corp., through its subsidiaries and affiliates, engages in investment management and marketing activities, fiduciary and banking services, oil and gas operations, real estate investment, consulting and management, and development of precious metals properties.

Timothy T. Browse has acted as the portfolio manager of the Alabama, Arkansas and Maryland Portfolios since they commenced operations. He has been a Vice President of Eaton Vance and of BMR since 1993 and an employee of Eaton Vance since 1992. Prior to joining Eaton Vance, he was a municipal bond trader at Fidelity Management & Research Company (1987-1992).

Cynthia J. Clemson has acted as the portfolio manager of the Missouri, Oregon and Tennessee Portfolios since they commenced operations and the Georgia Portfolio since January 1, 1996. Ms. Clemson has been a Vice President of Eaton Vance and BMR since 1993 and an employee of Eaton Vance since 1985.

Thomas J. Fetter has acted as the portfolio manager of the South Carolina Portfolio since January 1, 1996. Mr. Fetter has been a Vice President of Eaton Vance since 1987 and of BMR since 1992.

Robert B. MacIntosh has acted as the portfolio manager of the North Carolina and Louisiana Portfolios since January 1, 1996. Mr. MacIntosh has been a Vice President of Eaton Vance since 1991 and of BMR since 1992. Prior to joining Eaton Vance, he was a portfolio manager at Fidelity Management & Research Company (1986-1991).

David C. Reilly has acted as the portfolio manager of the Virginia Portfolio since it commenced operations and the Kentucky Portfolio since January 1, 1996. He has been a Vice President of Eaton Vance since 1991 and of BMR since 1992. Prior to joining Eaton Vance, he was a Vice President and a municipal bond analyst at Scudder, Stevens & Clark (1984-1991).


Municipal obligations are normally traded on a net basis (without commission) through broker-dealers and banks acting for their own account. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market, and the difference is customarily referred to as the spread. In selecting firms which will execute portfolio transactions, BMR judges their professional ability and quality of service and uses its best efforts to obtain execution at prices which are advantageous to the Portfolios and at reasonably competitive spreads. Subject to the foregoing, BMR may consider sales of shares of the Funds or of other investment companies sponsored by BMR or Eaton Vance as a factor in the selection of firms to execute portfolio transactions.

The Trust has retained the services of Eaton Vance to act as Administrator of the Funds. The Trust has not retained the services of an investment adviser since the Trust seeks to achieve the investment objective of each Fund by investing its assets in the corresponding Portfolio. As Administrator, Eaton Vance provides the Funds with general office facilities and supervises the overall administration of the Fund. For these services Eaton Vance currently receives no compensation. The Trustees of the Trust may determine, in the future, to compensate Eaton Vance for such services.

The Portfolios and the Funds, as the case may be, will each be responsible for all respective costs and expenses not expressly stated to be payable by BMR under the investment advisory agreement, by Eaton Vance under the administrative services agreement, or by EVD under the distribution agreement.


SERVICE PLANS
-------------------------------------------------------------------------------
In addition to advisory fees and other expenses, each Fund pays service fees pursuant to a Service Plan (the "Plan") designed to meet the service fee requirements of the sales charge rule of the National Association of Securities Dealers, Inc. EACH FUND'S PLAN PROVIDES THAT THE FUND MAY MAKE SERVICE FEE PAYMENTS FOR PERSONAL SERVICES AND/OR THE MAINTENANCE OF SHAREHOLDER ACCOUNTS TO THE PRINCIPAL UNDERWRITER, FINANCIAL SERVICE FIRMS ("AUTHORIZED FIRMS") AND OTHER PERSONS IN AMOUNTS NOT EXCEEDING .25% OF THE FUND'S AVERAGE DAILY NET ASSETS FOR ANY FISCAL YEAR. The Trustees of the Trust have initially implemented each Fund's Plan by authorizing the Fund to make service fee payments to the Principal Underwriter and Authorized Firms in amounts not expected to exceed
 .20% of the Fund's average daily net assets for any fiscal year which is based on the value of Fund shares sold by such persons and remaining outstanding for at least twelve months. However, each Fund's Plan authorizes the Trustees of the Trust on behalf of the Fund to increase payments to the Principal Underwriter, Authorized Firms and other persons from time to time without further action by shareholders of the Fund, provided that the aggregate amount of payments made to such persons under the Plan in any fiscal year of the Fund does not exceed .25% of the Fund's average daily net assets. The Plan is described further in the Statement of Additional Information.

Prior to February 1, 1996, the Funds made sales commission and distribution fee payments pursuant to a Distribution Plan. During the fiscal year ended August 31, 1995, each Fund paid or accrued sales commissions under that Distribution Plan equivalent to .75% (annualized) of such Fund's average daily net assets. Each Fund also paid or accrued service fees under that Distribution Plan equivalent to 0.20% (annualized) of such Fund's average daily net assets for such period.


VALUING FUND SHARES
------------------------------------------------------------------------------
EACH FUND VALUES ITS SHARES ONCE ON EACH DAY THE NEW YORK STOCK EXCHANGE (THE "EXCHANGE") IS OPEN FOR TRADING, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). Each Fund's net asset value per share is determined by its custodian, Investors Bank & Trust Company ("IBT"), (as agent for the Fund) in the manner authorized by the Trustees of the Trust. Net asset value is computed by dividing the value of a Fund's total assets, less its liabilities, by the number of shares outstanding. Because each Fund invests its assets in an interest in its corresponding Portfolio, the Fund's net asset value will reflect the value of its interest in the Portfolio (which, in turn, reflects the underlying value of the Portfolio's assets and liabilities).


Authorized Firms must communicate an investor's order to the Principal Underwriter prior to the close of the Principal Underwriter's business day to receive that day's net asset value per Fund share and the public offering price based thereon. It is the Authorized Firms' responsibility to transmit orders promptly to the Principal Underwriter, which is a wholly-owned subsidiary of Eaton Vance.

Each Portfolio's net asset value is also determined as of the close of regular trading on the Exchange by IBT (as custodian and agent for the Portfolio) based on market or fair value in the manner authorized by the Trustees of the Portfolio. Net asset value is computed by subtracting the liabilities of a Portfolio from the value of its total assets. Municipal obligations will normally be valued on the basis of valuations furnished by a pricing service. For further information regarding the valuation of the Portfolios' assets, see "Determination of Net Asset Value" in the Statement of Additional Information.


  SHAREHOLDERS MAY DETERMINE THE VALUE OF THEIR INVESTMENT BY MULTIPLYING THE NUMBER OF FUND SHARES OWNED BY THE CURRENT NET ASSET VALUE PER SHARE.



HOW TO BUY FUND SHARES
------------------------------------------------------------------------------
SHARES OF A FUND MAY BE PURCHASED FOR CASH OR MAY BE ACQUIRED IN EXCHANGE FOR SECURITIES. Investors may purchase shares of a Fund through Authorized Firms at the effective public offering price, which price is based on the effective net asset value per share plus the applicable sales charge. A Fund receives the net asset value, while the sales charge is divided between the Authorized Firm and the Principal Underwriter. The Principal Underwriter will furnish the names of Authorized Firms to an investor upon request. An Authorized Firm may charge its customers a fee in connection with transactions executed by that Firm. A Fund may suspend the offering of shares at any time and may refuse an order for the purchase of shares. Shares of each Fund are offered for sale only in States where such shares may be legally sold.

The sales charge may vary depending on the size of the purchase and the number of shares of Eaton Vance funds the investor may already own, any arrangement to purchase additional shares during a 13-month period or special purchase programs. Complete details of how investors may purchase shares at reduced sales charges under a Statement of Intention or Right of Accumulation are available from Authorized Firms or the Principal Underwriter.

The current sales charges and dealer commissions are:

                                                               SALES CHARGE          SALES CHARGE          DEALER COMMISSION
                                                               AS PERCENTAGE OF      AS PERCENTAGE OF      AS PERCENTAGE OF
  AMOUNT OF PURCHASE                                           OFFERING PRICE        AMOUNT INVESTED       OFFERING PRICE
  -------------------------------------------------------------------------------------------------------------------------------
  Less than $50,000                                            3.75%                 3.90%                 4.00%
  $50,000 but less than $100,000                               2.75                  2.83                  3.00
  $100,000 but less than $250,000                              2.25                  2.30                  2.50
  $250,000 but less than $500,000                              1.75                  1.78                  2.00
  $500,000 but less than $1,000,000                            1.25                  1.27                  1.50
  $1,000,000 or more                                           0.00*                 0.00*                 0.50

*No sales charge is payable at the time of purchase on investments of $1 million or more. A contingent deferred sales charge
 ("CDSC") of 0.50% will be imposed on such investments (as described below) in the event of certain redemptions within 12 months of purchase.

The Principal Underwriter may at times allow discounts up to the full sales charge. During periods when the discount includes the full sales charge, Authorized Firms may be deemed to be underwriters as that term is defined in the Securities Act of 1933. The Principal Underwriter may, from time to time, at its own expense, provide additional incentives to Authorized Firms which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the Principal Underwriter. In some instances, such additional incentives may be offered only to certain Authorized Firms whose representatives sell or are expected to sell significant amounts of shares.

An initial investment in a Fund must be at least $1,000. Once an account has been established the investor may send investments of $50 or more at any time directly to the Funds' transfer agent (the "Transfer Agent") as follows: First Data Investor Services Group, BOS725, P.O. Box 1559, Boston, MA 02104. The $1,000 minimum initial investment is waived for Bank Automated Investing accounts, which may be established with an investment of $50 or more. See "Eaton Vance Shareholder Services."

Shares of a Fund may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds, including the Portfolios; to officers and employees and clients of Eaton Vance and its affiliates; to registered representatives and employees of Authorized Firms; and bank employees who refer customers to registered representatives of Authorized Firms; and to such persons' spouses and children under the age of 21 and their beneficial accounts. Shares may also be issued at net asset value (1) in connection with the merger of an investment company with a Fund, (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the Investment Adviser provides multiple investment services, such as management, brokerage and custody, (3) where the amount invested represents redemption proceeds from a mutual fund unaffiliated with Eaton Vance, if the redemption occurred no more than 60 days' prior to the purchase of Fund shares and the redeemed shares were subject to a sales charge, and (4) to an investor making an investment through an investment adviser, financial planner, broker or other intermediary that charges a fee for its services and has entered into an agreement with a Fund or its Principal Underwriter.

ACQUIRING FUND SHARES IN EXCHANGE FOR SECURITIES. IBT, as escrow agent, will receive securities acceptable to Eaton Vance, as Administrator, in exchange for Fund shares at the applicable public offering price shown above. The minimum value of securities (or securities and cash) accepted for deposit is $5,000. Securities accepted will be sold on the day of their receipt or as soon thereafter as possible. The number of Fund shares to be issued in exchange for securities will be the aggregate proceeds from the sale of such securities, divided by the applicable public offering price per Fund share on the day such proceeds are received. Eaton Vance will use reasonable efforts to obtain the then current market price for such securities but does not guarantee the best available price. Eaton Vance will absorb any transaction costs, such as commissions, on the sale of the securities.


Securities determined to be acceptable should be transferred via book entry or physically delivered, in proper form for transfer, through an Authorized Firm, together with a completed and signed Letter of Transmittal in approved form (available from Authorized Firms), as follows:

        IN THE CASE OF BOOK ENTRY:

        Deliver through Depository Trust Co.
        Broker #2212
        Investors Bank & Trust Company
        For A/C EV Traditional [State name] Municipals Fund


        IN THE CASE OF PHYSICAL DELIVERY:

        Investors Bank & Trust Company
        Attention: EV Traditional [State name] Municipals Fund
        Physical Securities Processing Settlement Area
        89 South Street
        Boston, MA 02111

Investors who are contemplating an exchange of securities for shares of a Fund, or their representatives, must contact Eaton Vance to determine whether the securities are acceptable before forwarding such securities to IBT. Eaton Vance reserves the right to reject any securities. Exchanging securities for Fund shares may create a taxable gain or loss. Each investor should consult his or her tax adviser with respect to the particular federal, State and local tax consequences of exchanging securities for Fund shares.


  IF YOU DON'T HAVE AN AUTHORIZED FIRM, EATON VANCE CAN RECOMMEND ONE.



HOW TO REDEEM FUND SHARES
------------------------------------------------------------------------------
A SHAREHOLDER MAY REDEEM FUND SHARES BY DELIVERING TO FIRST DATA INVESTOR SERVICES GROUP, BOS725, P.O. BOX 1559, BOSTON, MASSACHUSETTS 02104, during its business hours a written request for redemption in good order, plus any share certificates with executed stock powers. The redemption price will be based on the net asset value per share of the applicable Fund next computed after such delivery. Good order means that all relevant documents must be endorsed by the record owner(s) exactly as the shares are registered and the signature(s) must be guaranteed by a member of either the Securities Transfer Association's STAMP program or the New York Stock Exchange's Medallion Signature Program, or certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations as required by a regulation of the Securities and Exchange Commission and acceptable to First Data Investor Services Group. In addition, in some cases, good order may require the furnishing of additional documents such as where shares are registered in the name of a corporation, partnership or fiduciary.

Within seven days after receipt of a redemption request in good order by First Data Investor Services Group, a Fund will make payment in cash for the net asset value of the shares as of the date determined above, reduced by the amount of any federal income tax required to be withheld. Although each Fund normally expects to make payment in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of a Fund, either totally or partially, by a distribution in kind of readily marketable securities withdrawn by that Fund from its corresponding Portfolio. The securities so distributed would be valued pursuant to the Portfolio's valuation procedures. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.


To sell shares at their net asset value through an Authorized Firm (a repurchase), a shareholder can place a repurchase order with the Authorized Firm, which may charge a fee. The value of such shares is based upon the net asset value calculated after EVD, as the Funds' agent, receives the order. It is the Authorized Firm's responsibility to transmit promptly repurchase orders to EVD. Throughout this Prospectus, the word "redemption" is generally meant to include a repurchase.

If shares were recently purchased, the proceeds of redemption (or repurchase) will not be sent until the check (including a certified or cashier's check) received for the shares purchased has cleared. Payment for shares tendered for redemption may be delayed up to 15 days from the purchase date when the purchase check has not yet cleared. Redemptions or repurchases may result in a taxable gain or loss.


Due to the high cost of maintaining small accounts, each Fund reserves the right to redeem accounts with balances of less than $1,000. Prior to such a redemption, shareholders will be given 60 days' written notice to make an additional purchase. Thus, an investor making an initial investment of $1,000 would not be able to redeem shares without being subject to this policy. However, no such redemption would be required by a Fund if the cause of the low account balance was a reduction in the net asset value of Fund shares.

If shares have been purchased at net asset value with no initial sales charge by virtue of the purchase having been in the amount of $1 million or more and are redeemed within 12 months of purchase, a CDSC of 0.50% will be imposed on such redemption. In addition, certain shares purchased prior to February 1, 1996 and redeemed within the first year of their purchase (except shares acquired through the reinvestment of distributions) generally will be subject to a contingent deferred sales charge equal to 1% of the net asset value of redeemed shares. The CDSC will be retained by the Principal Underwriter. The CDSC will be imposed on an amount equal to the lesser of the current market value or the original purchase price of the shares redeemed. Accordingly, no CDSC will be imposed on increases in account value above the initial purchase price, including any dividends or distributions that have been reinvested in additional shares. In determining whether a CDSC is applicable to a redemption, the calculation will be made in a manner that results in the lowest possible rate being charged. It will be assumed that redemptions are made first from any shares in the shareholder's account that are not subject to a CDSC.

The CDSC is waived for redemptions involving certain liquidation, merger or acquisition transactions involving other investment companies. If a shareholder reinvests redemption proceeds within a 60-day period and in accordance with the conditions set forth under "Eaton Vance Shareholder Services -- Reinvestment Privilege," the shareholder's account will be credited with the amount of any CDSC paid on such redeemed shares. In addition, the CDSC applicable to shares purchased prior to February 1, 1996 will be waived for shares redeemed (1) pursuant to a Withdrawal Plan (see "Eaton Vance Shareholder Services"), (2) as part of a distribution from a retirement plan qualified under Section 401, 403(b) or 457 of the Internal Revenue Code of 1986, as amended (the "Code"), or
(3) as part of a minimum required distribution from other tax-sheltered retirement plans.

REPORTS TO SHAREHOLDERS
------------------------------------------------------------------------------
EACH FUND WILL ISSUE TO ITS SHAREHOLDERS SEMI-ANNUAL AND ANNUAL REPORTS CONTAINING FINANCIAL STATEMENTS. Financial statements included in annual reports are audited by the Funds' independent certified public accountants. Shortly after the end of each calendar year, each Fund will furnish its shareholders with information necessary for preparing federal and State tax returns. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

THE LIFETIME INVESTING ACCOUNT/DISTRIBUTION OPTIONS
------------------------------------------------------------------------------
AFTER AN INVESTOR MAKES AN INITIAL PURCHASE OF FUND SHARES, THE FUNDS' TRANSFER AGENT, FIRST DATA INVESTOR SERVICES GROUP, WILL SET UP A LIFETIME INVESTING ACCOUNT FOR THE INVESTOR ON THE APPLICABLE FUND'S RECORDS. This account is a complete record of all transactions between the investor and the Fund which at all times shows the balance of shares owned. A Fund will not issue share certificates except upon request.

At least quarterly, shareholders will receive a statement showing complete details of any transaction and the current share balance in the account. THE LIFETIME INVESTING ACCOUNT ALSO PERMITS A SHAREHOLDER TO MAKE ADDITIONAL INVESTMENTS IN SHARES BY SENDING A CHECK FOR $50 OR MORE to First Data Investor Services Group.

Any questions concerning a shareholder's account or services available may be directed by telephone to EATON VANCE SHAREHOLDER SERVICES at 800-225-6265, extension 2, or in writing to First Data Investor Services Group, BOS725, P.O. Box 1559, Boston, MA, 02104 (please provide the name of the shareholder, the Fund and the account number).

THE FOLLOWING DISTRIBUTION OPTIONS WILL BE AVAILABLE TO ALL LIFETIME INVESTING ACCOUNTS and may be changed as often as desired by written notice to the Funds' dividend disbursing agent, First Data Investor Services Group, BOS725, P.O. Box 1559, Boston, MA 02104. The currently effective option will appear on each account statement.


Share Option -- Dividends and capital gains will be reinvested in additional shares.

Income Option -- Dividends will be paid in cash, and capital gains will be reinvested in additional shares.

Cash Option -- Dividends and capital gains will be paid in cash.


The Share Option will be assigned if no other option is specified. Distributions, including those reinvested, will be reduced by any withholding required under the federal income tax laws.


If the Income Option or Cash Option has been selected, dividend and/or capital gains distribution checks which are returned by the United States Postal Service as not deliverable or which remain uncashed for six months or more will be reinvested in the account in shares at the then current net asset value. Furthermore, the distribution option on the account will be automatically changed to the Share Option until such time as the shareholder selects a different option.

DISTRIBUTION INVESTMENT OPTION. In addition to the distribution options set forth above, dividends and/or capital gains may be invested in additional shares of another Eaton Vance fund. Before selecting this option, a shareholder should obtain a prospectus of the other Eaton Vance fund and consider its objectives and policies carefully.

"STREET NAME" ACCOUNTS. If shares of a Fund are held in a "street name" account with an Authorized Firm, all recordkeeping, transaction processing and payments of distributions relating to the beneficial owner's account will be performed by the Authorized Firm, and not by the Fund and its Transfer Agent. Since the Fund will have no record of the beneficial owner's transactions, a beneficial owner should contact the Authorized Firm to purchase, redeem or exchange shares, to make changes in or give instructions concerning the account, or to obtain information about the account. The transfer of shares in a "street name" account to an account with another dealer or to an account directly with a Fund involves special procedures and will require the beneficial owner to obtain historical purchase information about the shares in the account from the Authorized Firm. Before establishing a "street name" account with an investment firm, or transferring the account to another investment firm, an investor wishing to reinvest distributions should determine whether the firm which will hold the shares allows reinvestment of distributions in "street name" accounts.


  UNDER A LIFETIME INVESTING ACCOUNT A SHAREHOLDER CAN MAKE ADDITIONAL INVESTMENTS IN SHARES OF A FUND BY SENDING A CHECK FOR $50 OR MORE.



THE EATON VANCE EXCHANGE PRIVILEGE
------------------------------------------------------------------------------
Shares of a Fund currently may be exchanged for shares of any of the following funds: Eaton Vance Cash Management Fund, Eaton Vance Income Fund of Boston, Eaton Vance Municipal Bond Fund L.P., Eaton Vance Tax Free Reserves and any fund in the Eaton Vance Traditional Group of Funds on the basis of the net asset value per share of each fund at the time of the exchange (plus, in the case of an exchange made within six months of the date of purchase, an amount equal to the difference, if any, between the sales charge previously paid on the shares being exchanged and the sales charge payable on the shares being acquired). Such exchange offers are available only in States where shares of the fund being acquired may be legally sold.

Each exchange must involve shares which have a net asset value of at least $1,000. The exchange privilege may be changed or discontinued without penalty. Shareholders will be given sixty (60) days' notice prior to any termination or material amendment of the exchange privilege. The Funds do not permit the exchange privilege to be used for "Market Timing" and may terminate the exchange privilege for any shareholder account engaged in Market Timing activity. Any shareholder account for which more than two round-trip exchanges are made within any twelve month period will be deemed to be engaged in Market Timing. Furthermore, a group of unrelated accounts for which exchanges are entered contemporaneously by a financial intermediary will be considered to be engaged in Market Timing.

Shares of a Fund which are subject to a CDSC (including shares purchased prior to February 1, 1996) may be exchanged into any of the above funds without incurring the CDSC. The shares acquired in an exchange may be subject to a CDSC upon redemption. For purposes of computing the CDSC payable upon redemption of shares acquired in an exchange, the holding period of the original shares is added to the holding period of the shares acquired in the exchange.

First Data Investor Services Group makes exchanges at the next determined net asset value after receiving an exchange request in good order (see "How to Redeem Fund Shares"). Consult First Data Investor Services Group for additional information concerning the exchange privilege. Applications and prospectuses of the other funds are available from Authorized Firms or the Principal Underwriter. The prospectus for each fund describes its investment objectives and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange.

Shares of certain other funds for which Eaton Vance acts as investment adviser or administrator may be exchanged for Fund shares on the basis of the net asset value per share of each fund at the time of the exchange, but subject to any restrictions or qualifications set forth in the current prospectus of any such fund.

Telephone exchanges are accepted by First Data Investor Services Group provided the investor has not disclaimed in writing the use of the privilege. To effect such exchanges, call First Data Investor Services Group at 800-262- 1122 or, within Massachusetts, 617-573-9403, Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Standard Time). Shares acquired by telephone exchange must be registered in the same name(s) and with the same address as the shares being exchanged. Neither the Funds, the Principal Underwriter nor First Data Investor Services Group will be responsible for the authenticity of exchange instructions received by telephone, provided that reasonable procedures to confirm that instructions communicated are genuine have been followed. Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone exchange may be difficult to implement. An exchange may result in a taxable gain or loss.


EATON VANCE SHAREHOLDER SERVICES
------------------------------------------------------------------------------
THE FUNDS OFFER THE FOLLOWING SERVICES, WHICH ARE VOLUNTARY, INVOLVE NO EXTRA CHARGE, AND MAY BE CHANGED OR DISCONTINUED WITHOUT PENALTY AT ANY TIME. Full information on each of the services described below and an application, where required, are available from Authorized Firms or the Principal Underwriter. The cost of administering such services for the benefit of shareholders who participate in them is borne by the applicable Fund as an expense to all shareholders.


INVEST-BY-MAIL -- FOR PERIODIC SHARE ACCUMULATION: Once the $1,000 minimum investment has been made, checks of $50 or more payable to the order of the Fund being purchased may be mailed directly to First Data Investor Services Group, BOS725, P.O. Box 1559, Boston, MA 02104 at any time -- whether or not dividends are reinvested. The name of the shareholder, the Fund and the account number should accompany each investment.


BANK AUTOMATED INVESTING -- FOR REGULAR SHARE ACCUMULATION: Cash investments of $50 or more may be made automatically each month or quarter from a shareholder's bank account. The $1,000 minimum initial investment and small account redemption policy are waived for these accounts.


STATEMENT OF INTENTION: Purchases of $50,000 or more made over a 13-month period are eligible for reduced sales charges. See "Statement of Intention and Escrow Agreement."

RIGHT OF ACCUMULATION: Purchases may qualify for reduced sales charges when the current market value of holdings (shares at current offering price), plus new purchases, reaches $50,000 or more. Shares of the Eaton Vance funds listed under "The Eaton Vance Exchange Privilege" may be combined under the Statement of Intention and Right of Accumulation.

WITHDRAWAL PLAN: A shareholder may draw on shareholdings systematically with monthly or quarterly checks in an amount specified by the shareholder. A minimum deposit of $5,000 in shares is required. The maintenance of a withdrawal plan concurrently with purchases of additional shares would be disadvantageous because of the sales charge included in such purchases.

REINVESTMENT PRIVILEGE: A SHAREHOLDER WHO HAS REPURCHASED OR REDEEMED SHARES MAY REINVEST AT NET ASSET VALUE ANY PORTION OR ALL OF THE REPURCHASE OR REDEMPTION PROCEEDS (PLUS THAT AMOUNT NECESSARY TO ACQUIRE A FRACTIONAL SHARE TO ROUND OFF THE PURCHASE TO THE NEAREST FULL SHARE) IN SHARES OF A FUND, or, provided that the shares repurchased or redeemed have been held for at least 60 days, in shares of any of the other funds offered by the Principal Underwriter subject to an initial sales charge, provided that the reinvestment is effected within 60 days after such repurchase or redemption, and the privilege has not been used more than once in the prior 12 months. Shares are sold to a reinvesting shareholder at the next determined net asset value following timely receipt of a written purchase order by the Principal Underwriter or by the fund the shares of which are being purchased (or by such fund's transfer agent). The privilege is also available to shareholders of the funds listed under "The Eaton Vance Exchange Privilege" who wish to reinvest such redemption or repurchase proceeds in shares of a Fund. If a shareholder reinvests redemption proceeds within the 60-day period, the shareholder's account will be credited with the amount of any CDSC paid on such redeemed shares. To the extent that any shares of the Fund are sold at a loss and the proceeds are reinvested in shares of the Fund (or other shares of the Fund are acquired within the period beginning 30 days before and ending 30 days after the date of the redemption) some or all of the loss generally will not be allowed as a tax deduction. Shareholders should consult their tax advisers concerning the tax consequences of reinvestments.

DISTRIBUTIONS AND TAXES
------------------------------------------------------------------------------
SUBSTANTIALLY ALL OF THE INVESTMENT INCOME ALLOCATED TO A FUND BY ITS CORRESPONDING PORTFOLIO, LESS THE FUND'S DIRECT AND ALLOCATED EXPENSES, WILL BE DECLARED DAILY AS A DISTRIBUTION TO FUND SHAREHOLDERS OF RECORD AT THE TIME OF DECLARATION. Such distributions, whether taken in cash or reinvested in additional shares, will ordinarily be paid on the last day of each month or the next business day thereafter. Each Fund anticipates that for tax purposes the entire distribution, whether paid in cash or reinvested in additional shares of the Fund, will constitute tax-exempt income to shareholders, except for the proportionate part of the distribution that may be considered taxable income if the Fund has taxable income during the calendar year. Shareholders reinvesting the monthly distribution should treat the amount of the entire distribution as the tax cost basis of the additional shares acquired by reason of such reinvestment. Daily distribution crediting will commence on the day that collected funds for the purchase of Fund shares are available at the Transfer Agent. Shareholders of a Fund will receive timely federal income tax information as to the tax-exempt or taxable status of all distributions made by the Fund during the calendar year. A Fund's net realized capital gains, if any, consist of the net realized capital gains allocated to the Fund by its corresponding Portfolio for tax purposes, after taking into account any available capital loss carryovers; a Fund's net realized capital gains, if any, will be distributed at least once a year, usually in December.

Sales charges paid on Fund shares purchased on and after February 1, 1996 cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent shares of a Fund or of another fund are subsequently acquired pursuant to a Fund's reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder's tax basis in some or all of any other shares acquired.


Each Fund intends to qualify as a regulated investment company under the Code, and to satisfy all requirements necessary to be relieved of federal taxes on income and gains it distributes to shareholders. In satisfying these requirements, each Fund will treat itself as owning its proportionate share of each of its corresponding Portfolio's assets and as entitled to the income of the Portfolio properly attributable to such share.



  AS A REGULATED INVESTMENT COMPANY UNDER THE CODE, EACH FUND DOES NOT PAY FEDERAL INCOME OR EXCISE TAXES TO THE EXTENT THAT IT DISTRIBUTES TO SHAREHOLDERS ITS NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS IN ACCORDANCE WITH THE TIMING REQUIREMENTS IMPOSED BY THE CODE. AS PARTNERSHIPS UNDER THE CODE, THE PORTFOLIOS DO NOT PAY FEDERAL INCOME OR EXCISE TAXES.

Distributions of interest on certain municipal obligations constitute a tax preference item under the alternative minimum tax provisions applicable to individuals and corporations. Distributions of taxable income (including a portion of any original issue discount with respect to certain stripped municipal obligations and stripped coupons and accretion of certain market discount) and net short-term capital gains will be taxable to shareholders as ordinary income. Distributions of long-term capital gains are taxable to shareholders as such for federal income tax purposes, regardless of the length of time Fund shares have been owned by the shareholder. Distributions are taxed in the manner described above whether paid in cash or reinvested in additional shares of a Fund. Tax-exempt distributions received from a Fund are includable in the tax base for determining the taxability of social security and railroad retirement benefits.


Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of a Fund is not deductible to the extent it is deemed related to the Fund's distribution of tax-exempt interest. Further, entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development or private activity bonds should consult their tax advisers before purchasing shares of a Fund. "Substantial user" is defined in applicable Treasury regulations to include a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of industrial development bonds and would likely be interpreted to include private activity bonds issued to finance similar facilities.

SEE THE APPENDIX TO THIS PROSPECTUS FOR INFORMATION CONCERNING STATE TAXES. Shareholders should consult their own tax advisers with respect to the State, local and foreign tax consequences of investing in a Fund.


PERFORMANCE INFORMATION
------------------------------------------------------------------------------
FROM TIME TO TIME, EACH FUND MAY ADVERTISE ITS YIELD AND/OR AVERAGE ANNUAL TOTAL RETURN. Each Fund's current yield is calculated by dividing the net investment income per share earned during a recent 30-day period by the maximum offering price per share of the Fund on the last day of the period and annualizing the resulting figure. A taxable-equivalent yield is computed by using the tax-exempt yield figure and dividing by 1 minus the tax rate. Each Fund's average annual total return is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compounded rate of return (including capital appreciation/depreciation, and dividends and distributions paid and reinvested) for the stated period and annualizing the result. The average annual total return calculation assumes that the maximum sales charge is deducted from the initial $1,000 purchase order and that all dividends are reinvested at the net asset value on the reinvestment dates during the period. The Funds may publish annual and cumulative total return figures from time to time. Each Fund may also quote total return for the period prior to commencement of operations which would reflect the Portfolio's total return (or that of its predecessor) adjusted to reflect any applicable Fund sales charge.

Each Fund may publish its distribution rate and/or effective distribution rate. Each Fund's distribution rate is computed by dividing the most recent monthly distribution per share annualized by the current maximum offering price per share. Each Fund's effective distribution rate is computed by dividing the distribution rate by the ratio used to annualize the most recent monthly distribution and reinvesting the resulting amount for a full year on the basis of such ratio. The effective distribution rate will be higher than the distribution rate because of the compounding effect of the assumed reinvestment. Investors should note that a Fund's yield is calculated using a standardized formula the income component of which is computed from the yields to maturity of all debt obligations held by the Portfolio based on prescribed methods (with all purchases and sales of securities during such period included in the income calculation on a settlement date basis), whereas the distribution rate is based on a Fund's last monthly distribution which tends to be relatively stable and may be more or less than the amount of net investment income and short-term capital gain actually earned by the Fund during the month.

Each Fund may also furnish total return calculations based on investments at various sales charge levels or at net asset value. Any performance data which is based on a Fund's net asset value per share would be reduced if a sales charge were taken into account. The Fund's performance may be compared in publications to the performance of various indices and investments for which reliable data is available, and to averages, performance rankings, or other information prepared by recognized mutual fund statistical services.

Investors should note that the investment results of a Fund will fluctuate over time, and any presentation of the Fund's current yield, total return, distribution rate or effective distribution rate for any prior period should not be considered a representation of what an investment may earn or what the Fund's yield, total return, distribution rate or effective distribution rate may be in any future period. If the expenses of a Fund or its corresponding Portfolio are paid by Eaton Vance, the Fund's performance will be higher.

STATEMENT OF INTENTION AND ESCROW AGREEMENT
------------------------------------------------------------------------------
TERMS OF ESCROW. If the investor, on an application, makes a Statement of Intention to invest a specified amount over a thirteen month period, then out of the initial purchase (or subsequent purchases if necessary) 5% of the dollar amount specified on the application shall be held in escrow by the escrow agent in the form of shares (computed to the nearest full share at the public offering price applicable to the initial purchase hereunder) registered in the investor's name. All income dividends and capital gains distributions on escrowed shares will be paid to the investor or to the investor's order.

When the minimum investment so specified is completed, the escrowed shares will be delivered to the investor. If the investor has an accumulation account the shares will remain on deposit under the investor's account.

If total purchases under this Statement of Intention are less than the amount specified, the investor will promptly remit to EVD any difference between the sales charge on the amount specified and on the amount actually purchased. If the investor does not within 20 days after written request by EVD or the Authorized Firm pay such difference in sales charge, the escrow agent will redeem an appropriate number of the escrowed shares in order to realize such difference. Full shares remaining after any such redemption together with any excess cash proceeds of the shares so redeemed will be delivered to the investor or to the investor's order by the escrow agent.

In signing the application, the investor irrevocably constitutes and appoints the escrow agent the investor's attorney to surrender for redemption any or all escrowed shares with full power of substitution in the premises.

PROVISION FOR RETROACTIVE PRICE ADJUSTMENT. If total purchases made under this Statement are large enough to qualify for a lower sales charge than that applicable to the amount specified, all transactions will be computed at the expiration date of this Statement to give effect to the lower charge. Any difference in sales charge will be refunded to the investor in cash, or applied to the purchase of additional shares at the lower charge if specified by the investor. This refund will be made by the Authorized Firm and by EVD. If at the time of the recomputation a firm other than the original firm is placing the orders, the adjustment will be made only on those shares purchased through the firm then handling the investor's account.

                                                                      APPENDIX
STATE SPECIFIC INFORMATION


Because each Portfolio will normally invest at least 65% of its assets in the obligations of issuers in its corresponding State, it is susceptible to factors affecting that State. Each Portfolio may also invest up to 5% of its net assets in obligations issued by the governments of Guam and the U.S. Virgin Islands and up to 35% of its assets in obligations issued by the government of Puerto Rico. Set forth below is certain economic and tax information concerning the States in which the Portfolios invest and Puerto Rico.


The bond ratings provided below are current as of the date of this Prospectus and are based on economic conditions which may not continue; moreover, there can be no assurance that particular bond issues may not be adversely affected by changes in economic, political or other conditions. Unless stated otherwise, the ratings indicated are for obligations of the State. A State's political subdivisions may have different ratings which are unrelated to the ratings assigned to State obligations.

ALABAMA. Since the early 1980's, modernization of existing facilities and an increase in direct foreign investments in the State have made the State's manufacturing sector more competitive in domestic and international markets. Although it remains the largest employment sector, the State economy has become less dependent on manufacturing (pulp and paper, mining and chemicals). Strong growth in the service and wholesale/retail trade sectors combined with recent weakness in the manufacturing sector has enabled the economy to become more diverse. However, its reliance on the manufacturing sector remains significantly greater than the national average. In the past several years, the loss of manufacturing jobs has been primarily as a result of weakness in the durable goods sector. Overall, non-agricultural employment has steadily grown during the past five years.

Alabama general obligations are currently rated AA, Aa and AA, by S&P, Moody's and Fitch, respectively.


ALABAMA TAXES. In the opinion of Bradley, Arant, Rose & White, special Alabama tax counsel to the Alabama Fund, under existing Alabama law, as long as the Alabama Fund qualifies as a separate "regulated investment company" under the Code, and provided the Alabama Fund is invested in the Alabama Portfolio, and provided that the Alabama Portfolio is invested in obligations the interest on which would be exempt from Alabama personal income taxes if held directly by an individual shareholder (such as obligations of Alabama or its political subdivisions, of the United States or of certain territories or possessions of the United States), and further provided that the Alabama Portfolio is characterized as a partnership for Federal income tax purposes, dividends received by shareholders from the Alabama Fund that represent interest received by the Alabama Portfolio on such obligations will be exempt from Alabama personal income taxes. To the extent that distributions by the Alabama Fund are derived from long-term or short-term capital gains on such obligations, or from dividends or capital gains on other types of obligations, such distributions will not be exempt from Alabama personal income tax. Capital gains or losses realized from a redemption, sale or exchange of shares of the Alabama Fund by an Alabama resident will be taken into account for Alabama personal income tax purposes.


ARKANSAS. During the past two decades, the economy of Arkansas has shifted from an agricultural to a light manufacturing base. The State is now moving toward a heavier manufacturing base involving more sophisticated processes and products such as electrical machinery, transportation equipment, fabricated metals and electronics. The health services, wholesale/retail trade and service sectors have also grown in recent years. The diversification of economic interests has lessened the State's cyclical sensitivity to the impact of any single sector. Agriculture, however, continues to be an important component of the State's economy. In addition, the State has significant natural gas and oil producing interests, as well as mining activities. The seasonally adjusted unemployment rate for August, 1995 was 5.1%, compared to a national rate of 5.6%. State law prohibits deficit spending. In 1994, the General Fund had an ending balance of $772 million, with an operating surplus of $161 million. The State has adopted 1995-1997 biennial budget.

Arkansas general obligation bonds are rated Aa and AA by Moody's and S&P. Fitch does not currently rate Arkansas general obligations.

ARKANSAS TAXES. In the opinion of special Arkansas tax counsel to the Arkansas Fund, under existing Arkansas law, as long as the Arkansas Fund qualifies as a separate "regulated investment company" under the Code, and provided the Fund is invested in obligations the interest on which would be exempt from Arkansas personal income taxes if held directly by an individual shareholder (such as obligations of Arkansas or its political subdivisions, of the United States or of certain territories or possessions of the United States), dividends received from the Arkansas Fund that represent interest received by the Arkansas Fund on such obligations will be exempt from Arkansas personal income taxes. To the extent that distributions by the Arkansas Fund are derived from long-term or short-term capital gains on such obligations, or from dividends or capital gains on other types of obligations, such distributions will not be exempt from Arkansas personal income tax. The opinion addresses the tax consequences when the Arkansas Fund invests directly in these obligations. The application of these consequences to the Arkansas Fund when investing in interests of another registered investment company was the subject of a favorable opinion from Revenue Counsel for the Arkansas Department of Finance and Administration for a similar Eaton Vance fund.

Capital gains or losses realized from a redemption, sale or exchange of shares of the Arkansas Fund by an Arkansas resident will be taken into account for Arkansas personal income tax purposes.

GEORGIA. Georgia has a generally sound, well-diversified economy, which has performed relatively well during recent years. According to the Department of Labor for the State of Georgia, the unemployment rate of the civilian labor force in the State as of July 1995 was 5.6% compared to 5.9% for the nation. Actual revenues of the State for fiscal year 1994 increased 13.8% over revenue collections for the previous fiscal year. Estimated revenue collections for the fiscal year ending June 30, 1995 increased 6.3% over actual revenue collections for fiscal 1994. Total projected revenues for fiscal year 1996 are approximately $10.7 million, a 7.2% increase over the total projected revenues for fiscal year 1995. This improvement is expected to continue for most economic sectors as the 1996 Summer Olympics draw near. The fiscal 1996 budget includes approximately $76,663,963 to help Georgians recover from the 1994 summer flooding and tropical storm disasters which is not likely to affect the market value of Georgia obligations or the ability of the State or its instrumentalities to pay interest and repay principal on Georgia obligations in a timely manner.


Georgia general obligations are rated "AA+," "Aaa" and "AA" by S&P, Moody's and Fitch, respectively. Fitch views the rating as stable and S&P has a positive outlook.


GEORGIA TAXES. In the opinion of Powell, Goldstein, Frazer & Murphy, special tax counsel to the Georgia Fund, under existing law, shareholders who are otherwise subject to the Georgia personal or corporate income tax will not be subject to Georgia income tax on distributions with respect to shares of the Georgia Fund to the extent such distributions represent "exempt-interest dividends" for Federal income tax purposes that are attributable to interest on obligations issued by or on behalf of the State of Georgia or its political subdivisions, and by the governments of Puerto Rico, the U.S. Virgin Islands and Guam to the extent that such obligations are exempt from State income tax pursuant to Federal law. Distributions, if any, derived from capital gain or other sources generally will be taxable to such shareholders of the Georgia Fund for Georgia income tax purposes. Shareholders who are subject to the Georgia corporate net worth a franchise tax that is based on net worth, will be subject to such tax with respect to ownership of shares of the Georgia Fund and distributions with respect thereto.

The application of the Georgia intangible personal property tax to the ownership of shares of the Georgia Fund is not clear. Although obligations or evidences of debt of the United States and of the State of Georgia, its political subdivisions and public institutions are exempt from the Georgia intangible personal property tax, the Georgia Department of Revenues has taken the position that shares in a municipal bond fund are deemed to be taxable intangible property separate from an ownership interest in the underlying obligations. Under such an analysis, shareholders of the Georgia Fund who are otherwise subject to the Georgia intangible personal property tax would be subject to such tax with respect to ownership of shares of the Georgia Fund (without any exemption for the underlying United States or Georgia obligations), but at the rate of 10 cents per $1,000 applicable to "other intangible property" rather than at the higher rate of $1 per $1,000 imposed on "stocks." All shareholders should consult their tax advisors regarding the possible intangible personal property tax consequences of ownership of shares in the Georgia Fund.

KENTUCKY. Kentucky's economy, once dominated by coal, horses, bourbon, and tobacco, has attained substantial diversification during the past decade into the manufacturing and service sectors, including particularly air transportation, health care and business services, and retail trade. Kentucky still ranks first among the states in total tonnage of coal produced and second in the total cash value of tobacco raised. The state's leading manufactured products now include automobiles and automotive parts, industrial machinery, consumer appliances, and apparel. Kentucky's horse breeding and racing industry, showcased by the Kentucky Derby, as well as an extensive system of state parks, have contributed to a growing tourism industry within the State. As of August 1995, Kentucky's unemployment rate was 4.7% compared to the national average of 5.6%.

The Commonwealth of Kentucky's financial condition has steadily improved during the last three years. State General Fund revenue grew by 10.9% in the fiscal year 1995 to a total of $5.15 billion. To avoid the need for state budget cuts in the event revenues do not meet expectations, a Budget Reserve Trust Fund was established with a $90 milion deposit in fiscal year 1994. An additional $10 million was deposited into the Budget Reserve Trust Fund in fiscal year 1995, bringing the balance to the targeted level of $100 million.

Because the Kentucky Constitution requires a vote of a majority of the electorate to approve the issuance of State general obligation indebtedness, none of the outstanding indebtedness of the Commonwealth of Kentucky is general obligation indebtedness but instead is either debt payable only from revenues produced by the particular project or lease revenue indebtedness subject to legislative appropriation for the payment of debt service during each fiscal biennium of the Commonwealth. In September 1994 S&P upgraded the rating of the State's appropriation-backed debt from A to A+. Moody's and Fitch rate the State's appropriation-backed debt as A and A+, respectively.

KENTUCKY TAXES. In the opinion of Wyatt, Tarrant & Combs, special Kentucky tax counsel to the Kentucky Fund, shareholders of the Kentucky Fund who otherwise are subject to individual or corporate income taxes of the Commonwealth of Kentucky will not be subject to such taxes on distributions with respect to their shares in the Kentucky Fund to the extent that such distributions are attributable to interest on obligations of the Commonwealth of Kentucky or its political subdivisions or on obligations of the United States, the governments of Puerto Rico, the U.S. Virgin Islands or Guam. To the extent that distributions from the Kentucky Fund are included in a corporate shareholder's surplus, they will be subject to the Kentucky license (franchise) tax that is based on capital employed. To the extent that the Kentucky Portfolio's holdings consist of obligations of the Commonwealth of Kentucky or its political subdivisions or instrumentalities and the balance are obligations of the United States, shares in the Kentucky Fund will be exempt from the Kentucky Intangibles Tax. Shareholders will be required to include the entire amount of capital gain dividends in income to the same extent for state income tax purposes as for Federal income tax purposes.

Many local governments in Kentucky, including Louisville, Jefferson County, Lexington-Fayette County, Bowling Green and Covington, impose taxes on the net profits of businesses operating (in any form, including sole proprietorships) within the local jurisdiction. Such taxes should not be imposed on income derived from an investment in the Kentucky Fund. However, because of differences in the language of these laws, it is not possible to address their specific impact.

LOUISIANA. The State has experienced operating budget deficits in three of the last seven fiscal years. Since 1988, the gap between General Fund expenditures and recurring revenues has widened for a variety of reasons: new expenditures have been phased in; new tax exemptions have been implemented; the federal government has issued costly mandates, most significantly in the Medicaid program; and revenues once available to the General Fund have in recent years been dedicated for specific purposes. Furthermore, the State's tax base (which is comprised in part of mineral revenues and volume-based taxes, such as those on tobacco, beer, and liquor) is inherently inelastic, i.e., its nominal growth rate does not match or exceed the growth rate of the economy.

The State ended the Fiscal Period 1992-93 with a positive undesignated fund balance in its General Fund of $101 million. During 1994, $30.6 million of the surplus funds were utilized to cover known shortfalls in current year program operations. The State ended the Fiscal Period 1993-94 with an operating surplus of $129 million. This amount together with the prior year fund balance of $101 million and reserve changes leaves an unreserved-undesignated General Fund fund balance of $212.9 million. For fiscal 1996, the State will receive a significantly smaller amount of federal funding for its health care programs. The State faces a large gap for the 1996 budget. It is uncertain how this fiscal imbalance will be resolved or how it will impact the creditworthiness of the State and its outstanding and related debt.

As of the date of this Prospectus, general obligations of Louisiana are rated A- (with a negative outlook) and Baa1 by S&P and Moody's, respectively.

LOUISIANA TAXES. In the opinion of Jones, Walker, Waechter, Poitevent, Carrere & Denegre, L.L.P., special Louisiana tax counsel to the Louisiana Fund, under existing Louisiana law as long as: (i) the Louisiana Fund qualifies as a separate "regulated investment company" under the Code; (ii) the Louisiana Portfolio will be treated as a partnership for Federal and state tax purposes; and (iii) the Louisiana Fund receives income from obligations, the interest on which would be exempt from Louisiana individual and corporate income taxes if held directly by an individual shareholder (such as obligations of Louisiana or its political subdivisions, of the United States or of certain territories or possessions of the United States), the dividends received from the Louisiana Fund that represent interest received by the Louisiana Fund on such obligations will be exempt from Louisiana individual and corporate income taxes. To the extent that distributions by the Louisiana Fund are derived from long-term or short-term capital gains on such obligations, or from dividends or capital gains on other types of obligations, such distributions will not be exempt from Louisiana individual and corporate income taxes.

Capital gains or losses realized from a redemption, sale or exchange of shares of the Louisiana Fund by a Louisiana resident will be taken into account for Louisiana individual and corporate income tax purposes. Distributions from and investments in the Louisiana Fund by corporate shareholders who are otherwise subject to the Louisiana corporate franchise tax will be included in the capital of such corporations for Louisiana franchise tax purposes.

MARYLAND. Maryland has a diverse economy with government, services and mining, and manufacturing and trade each accounting for approximately 20%, 31% and 32% of employment, respectively. In recent years financial operations of the State have concluded in ending surpluses, although in the early 1990s various cost containment and tax revenue measures were required. State revenues are largely dependent on income and sales and use taxes and, relatedly, on general levels of employment, personal income growth and consumer spending. The national slowdown, beginning in 1990, impacted the State with total employment declining slightly in the early 1990s but recovering commencing in 1992. Unemployment in Maryland for July 1995 was 5.0% versus the national rate of 5.9%.

Generally, Maryland has been among the most heavily indebted of the states. In recent years increases in State general obligation debt have been controlled. Since 1991, State tax-supported debt service and debt outstanding have been less than 3.07% of personal income and 6.74% of State revenues, respectively. Including local government debt, debt service as a percentage of total revenues has risen from 8.88% in 1991 to 9.67% in 1994. It should be noted that the creditworthiness of obligations issued by local Maryland issuers and State revenue obligations may vary considerably from the creditworthiness of general obligation bonds issued by the State, and that there is no obligation on the part of the State to make payment on such local obligations in the event of default.

The State of Maryland's general obligation bonds are rated AAA, Aaa and AAA, by S&P, Moody's and Fitch, respectively. Both S&P and Fitch have a stable outlook for the State.

MARYLAND TAXES. In the opinion of Piper & Marbury, L.L.P., special Maryland tax counsel to the Maryland Fund, so long as the Maryland Fund qualifies to be taxed as a regulated investment company in the manner set forth in Section 852 (b) of the Code holders of the Maryland Fund who are individuals, estates or trusts and who are otherwise subject to Maryland State and local individual income taxes will not be subject to such taxes on Maryland Fund dividends to the extent that
(a) such dividends qualify as exempt-interest dividends of a regulated investment company under Section 852(b)(5) of the Code, which are attributable to interest on tax-exempt obligations of the State of Maryland or its political subdivisions or authorities, or obligations issued by the government of Puerto Rico, U.S. Virgin Islands or Guam or their authorities ("Maryland tax-exempt obligations"), (b) such dividends are attributable to interest on obligations of the U.S. Government or obligations issued or guaranteed by the U.S. Government and its agencies, instrumentalities and authorities ("U.S. obligations") or (c) such dividends are attributable to gain realized by the Maryland Fund as a result of the sale or exchange by the Maryland Portfolio of a bond issued by the State of Maryland or a political subdivision thereof.

To the extent that distributions of the Maryland Fund are attributable to sources other than those described in the preceding paragraph such as short or long-term capital gain or interest on tax-exempt obligations of states other than Maryland and their political subdivisions and authorities, such distributions will not be exempt from Maryland State and local individual income taxes.

Maryland presently includes in Maryland taxable income a portion of certain items of tax preferences as defined in the Code. Interest paid on certain private activity bonds constitutes such a tax preference. Accordingly, up to 50% of any distributions of the Maryland Fund attributable to such private activity bonds may not be exempt from Maryland State and local individual income taxes. The Maryland Portfolio has no present intention of investing in such securities.

Shareholders of the Maryland Fund that are corporations otherwise subject to Maryland corporate income tax will not be subject to such tax on Maryland Fund dividends to the extent that (a) such dividends qualify as exempt-interest dividends under Section 852(b)(5) of the Code which are attributable to Maryland tax-exempt obligations or (b) such dividends are attributable to interest on U.S. obligations.

To the extent that distributions of the Maryland Fund are attributable to sources other than those described in the preceding paragraph such as short or long-term capital gain or interest on tax-exempt obligations of states other than Maryland and their political subdivisions and authorities, such distributions will not be exempt from Maryland corporate income tax.

Shareholders of the Maryland Fund that are financial institutions otherwise subject to Maryland financial institution franchise taxes will probably be subject to such taxes on all distributions received from the Maryland Fund (including exempt-interest dividends).

Interest on indebtedness incurred or continued (directly or indirectly) by a shareholder of the Maryland Fund to purchase or carry shares of the Maryland Fund will not be deductible for Maryland State and local individual income tax purposes or corporate income tax purposes to the extent such interest is allocable to exempt-interest dividends.

Shares of the Maryland Fund will not be subject to the Maryland personal property tax.

MISSOURI. The State has a well balanced economy that approximates the national economy. As a result, the State unemployment rate has typically remained close to the national average. The civilian unemployment rate for August, 1995 was 5.0% as compared to the September 1994 level of 3.9%. During the past several years, the local defense and automotive industries have experienced weakness partially contributing to the loss of 64,000 manufacturing jobs.

In the early 1990s, the State had operating deficits resulting from lower collections than budgeted due to the recession. The State's financial operations have been pressured by the cost associated with the settlement of the desegregation lawsuit involving the Kansas City and St. Louis school districts. For fiscal 1995, the cost of the settlement was $315 million, approximately 7% of the General Fund budget. A recent Supreme Court decision favorable to the State may decrease the level of State funding required in the future, but the impact of this decision is uncertain. Economic reversals in either of the Kansas City or St. Louis metropolitan areas, whose Missouri portions together contain approximately half of the State's population, would have a major impact on the State's overall economic condition.

An amendment to the State Constitution limits the amount of state taxes which may be imposed by the General Assembly, as well as the amount of local taxes, licenses and fees which can be imposed by local governments in any fiscal year. The details of the amendment are complex and clarification by subsequent legislation or judicial decision may be necessary.

As of the date of this Prospectus, Missouri's general obligation of debt is rated AAA, Aaa and AAA, by S&P, Moody's and Fitch, respectively.

MISSOURI TAXES. In the opinion of Bryan Cave, LLP, special Missouri tax counsel to the Missouri Fund, so long as the Missouri Fund qualifies for Federal income taxation as a regulated investment company and the Missouri Portfolio is treated as a partnership for Federal tax purposes, dividends distributed to individual shareholders of the Missouri Fund will be exempt from the Missouri personal income tax imposed by Chapter 143 of the Missouri Revised Statutes to the extent that such dividends qualify as exempt interest dividends of a regulated investment company under Section 852(b)(5) of the Code and are derived form interest on obligations of the United States, its authorities, commissions, instrumentalities, possessions or territories to the extent exempt from Missouri income taxes under the laws of the United States (including Puerto Rico, Guam and the U.S. Virgin Islands), or of the State of Missouri or its political subdivisions. Capital gain dividends, as defined in Section 852(b)(3) of the Code, distributable by the Missouri Fund to individual resident shareholders of the Missouri Fund, to the extent includable in Federal adjusted gross income, will be subject to Missouri income taxation. Shares in the Missouri Fund are not subject to Missouri personal property taxes.

The Missouri Fund will notify its shareholders within 60 days after the close of the year as to the amount of interest dividend from Missouri obligations which is exempt from Missouri personal income taxation.

NORTH CAROLINA. North Carolina has an economy largely dependent on textile and furniture manufacturing, and agriculture, although finance, services and trade are becoming increasingly important. Manufacturing, which continues to be far more important in North Carolina than in the nation, has been adversely affected by international competition. Tobacco farming continues to be affected by Federal legislation and regulatory measures and by international competition. State personal wealth levels remain well below those of the nation.

The North Carolina State Constitution requires that the total expenditures of the State for a fiscal period shall not exceed the total of receipts during the fiscal period and the surplus remaining in the State Treasury at the beginning of the period. Apparently due to both increased tax and fee revenue and the previously enacted spending reductions, the State had a budget surplus of approximately $887 million at the end of fiscal 1993-94. After review of the 1994-95 continuation budget adopted in 1993, the General Assembly approved spending expansion funds, in part to restore certain employee salaries to budgeted levels, which amounts had been deferred to balance the budgets in 1989-1993, and to authorize funding for new initiatives for economic development, education, human services and environmental programs.

General obligations of the State of North Carolina are rated Aaa, AAA and AAA by Moody's, S&P and Fitch, respectively. In July, 1992, S&P revised its outlook for the State's general obligations from "Negative" to "Stable". Fitch views the State's credit trend as "Stable".

NORTH CAROLINA TAXES. In the opinion of Hunton & Williams, special North Carolina tax counsel to the North Carolina Fund, distributions from the North Carolina Fund will not be subject to North Carolina individual, trust, or estate income taxation to the extent that such distributions are either (i) excluded from Federal gross income and represent interest the North Carolina Fund, either directly or through the North Carolina Portfolio, receives on obligations of North Carolina or its political subdivisions, nonprofit educational institutions organized or chartered under the laws of North Carolina, or Puerto Rico, U.S. Virgin Islands, or Guam or (ii) represent interest the North Carolina Fund, either directly or through the Portfolio, receives on direct obligations of the United States. These North Carolina income tax exemptions will be available only if the North Carolina Fund complies with the requirement of the Code that at least 50% of the value of its assets at the close of each quarter of its taxable years is invested, either directly or through the North Carolina Portfolio, in state, municipal, or other obligations described in (S)103(a) of the Code. The North Carolina Fund intends to comply with that requirement.

Any capital gains distributed by the North Carolina Fund (except for capital gain attributable to the sale by the North Carolina Fund or the North Carolina Portfolio of an obligation the profit from which is exempt by North Carolina statute) or gains realized by the shareholder from a redemption or sale of shares of the North Carolina Fund will be subject to North Carolina individual, trust, or estate income taxation.

Interest on indebtedness incurred (directly or indirectly) by a shareholder of the North Carolina Fund to purchase or carry shares of the North Carolina Fund generally will not be deductible for North Carolina income tax purposes.

The opinion of Hunton & Williams is based on a ruling of the North Carolina Department of Revenue obtained by Hunton & Williams on behalf of a fund basically identical to the North Carolina Fund. That ruling is subject to change.


OREGON. According to the May 1995 Oregon Economic and Revenue Forecast prepared by the State Department of Administrative Services, Oregon's recent strong growth is expected to slow over the next year, primarily due to a softening of the State's housing markets, reductions in timber output and employment, and weaker national demand for Oregon's manufactured products. These downward pressures are expected to be offset to a degree by continued expansion of the high technology manufacturing sector, a strong international export sector, further nonresidential construction activity and a steady stream of immigration. This combination of forces is likely to generate growth, although increases in personal income and employment are expected to be less than they were in 1994. Oregon's seasonally adjusted unemployment rate for August 1995, as compiled by the State Department of Employment, was 4.8%, compared to a national rate of 5.6%.

Oregon's general obligation debt is rated AA-, Aa and AA, by S&P, Moody's and Fitch, respectively. S&P revised the outlook of Oregon's debt from stable to negative after Oregon voters approved a constitutional property tax limitation (Ballot Measure 5) in 1990.

OREGON TAXES. In the opinion of Stoel Rives, special Oregon tax counsel to the Oregon Fund, so long as the Oregon Fund qualifies to be taxed as a separate "regulated investment company" under the Code and the Oregon Portfolio is treated as a partnership (but not a "publicly traded partnership") under the Code, and so long as the Oregon Fund is deemed under the regulated investment company provisions of the Code to own its proportionate share of the assets of the Oregon Portfolio and to be entitled to the income of the Oregon Portfolio attributable to that share, under existing Oregon law holders of the Oregon Fund who are individuals, estates or trusts will not be subject to Oregon personal income tax on Oregon Fund dividends to the extent that such dividends (i) qualify as "exempt-interest dividends" of a regulated investment company under the Code and (ii) are attributable to interest on tax-exempt obligations of the State of Oregon or its political subdivisions or authorities, or obligations issued by the Governments of Puerto Rico, U.S. Virgin Islands or Guam or their authorities ("Oregon tax-exempt obligations").

To the extent that distributions of the Oregon Fund are attributable to certain sources other than interest on Oregon tax-exempt obligations, including all short-term and long-term capital gain and interest on tax-exempt obligations of states other than Oregon and their political subdivisions and authorities, such distributions will not be exempt from Oregon personal income tax for individuals, estates or trusts otherwise subject to Oregon personal income tax. Capital gains or losses realized from a redemption, sale or exchange of shares of the Oregon Fund will be taken into account for Oregon personal income tax purposes.

No portion of distributions from the Oregon Fund will be exempt from the Oregon corporation excise tax, which generally applies to financial corporations "located within" Oregon and other business corporations "doing or authorized to do business within" Oregon. Oregon imposes a corporate income tax on corporations not subject to the Oregon corporation excise tax. Corporations subject to the Oregon corporation income tax should consult their tax advisors regarding distributions from the Oregon Fund.

Shares of the Oregon Fund will not be subject to Oregon property tax.


SOUTH CAROLINA. The effect of the prolonged national recession on the State's fiscal position has been significant, though in the past few years the State has rebuilt its General Reserve Fund. Since the start of the 1993 fiscal year, South Carolina has been forced to deal with revenue shortfalls. In July 1992, original revenue estimates were revised downward by $195 million to $3.6 billion for fiscal year 1993. The State responded by cutting appropriations including recurring and non-recurring spending and ended the fiscal year with a $151 million surplus. Actual budgetary General Fund revenues and expenditures for fiscal year 1994 were $4.021 billion and $3.776 billion, respectively. There was a $248 million surplus of which $43.3 million was deposited into the General Reserve Fund bringing its total to $110 million. Fiscal 1995 had actual budgeted General Fund revenues and expenditures of $4.233 billion and $3.984 billion, respectively. Fiscal 1995 ended with a General Fund surplus of $248 million of which $10.5 million was deposited into the General Reserve Fund fully funding it to $120.7 million. No new taxes were introduced. $4.133 billion has been budgeted for fiscal 1996. Once again no new taxes are in the budget.

Although dominated by the textile industry, South Carolina's economic base has diversified in recent years as the trade and service sectors developed. With increased added development in the durable goods manufacturing industries, South Carolina's economy now resembles more closely that of the United States. For August, 1995, unemployment in South Carolina was 4.9% compared with the national rate of 5.6%.

South Carolina general obligations are rated Aaa, AA+ (positive), AAA (stable), by Moody's, S&P and Fitch, respectively.

SOUTH CAROLINA TAXES. Nelson Mullins Riley & Scarborough, L.L.P., special South Carolina tax counsel to the South Carolina Fund, has obtained the issuance of a private letter ruling from the South Carolina Department of Revenue and Taxation (the "S.C. Tax Ruling"). The S.C. Tax Ruling provides that, under existing South Carolina law, as long as the South Carolina Fund qualifies as a separate "regulated investment company", shareholders of the South Carolina Fund will not be required to include in their South Carolina gross income distributions from the South Carolina Fund to the extent such distributions qualify as "exempt-interest dividends" as defined in the Code, which are directly attributable to interest received by the South Carolina Fund on tax-exempt obligations issued by the State of South Carolina or its political subdivisions or the United States. In the event the South Carolina Fund fails to qualify as a separate "regulated investment company," the foregoing exemption may be unavailable or substantially limited. The S.C. Tax Ruling addresses the South Carolina tax consequences when the South Carolina Fund invests directly in these obligations. In addition, the S.C. Tax Ruling favorably addresses consequences to the South Carolina Fund, under existing South Carolina law, to the extent the South Carolina Fund invests in interests of another registered investment company.

Capital gains distributed by the South Carolina Fund, or gains realized by a shareholder from a redemption or sale of shares of the South Carolina Fund, will be subject to South Carolina income taxes.

As intangible personal property, the shares of the South Carolina Fund are exempt from any and all ad valorem taxation in South Carolina.


TENNESSEE. Historically, the Tennessee economy has been characterized by a greater concentration in manufacturing employment than the U.S. as a whole. The economy is, however, undergoing a structural change through the increase in service sector and trade sector employment. The service and trade sectors account for approximately 25% and 23%, respectively, of employment, while manufacturing accounts for about 25% of employment. The December, 1994 seasonally adjusted unemployment rate was 4.0%. The employment gains of 1994 are expected to moderate in 1995.

Tennessee's financial operations are considerably different than most other states because there is no state payroll income tax. This factor, together with the State's reliance on the sales tax for a large percentage of General Fund receipts, exposes total State tax collections to considerably more volatility than would otherwise be the case and, in the event of an economic downswing, could effect the State's ability to pay principal and interest in a timely manner. Under the State constitution, no debt may be authorized for the current operation of any State service or program unless repaid within the fiscal year of issuance. For the fiscal year 1993, a 0.5% increase in the sales tax rate was enacted and dedicated towards the implementation of certain educational reforms enacted by the legislature. The General Fund was reduced by $66 million in 1994.


Tennessee's general obligation debt is rated AA+, Aaa and AAA, by S&P, Moody's and Fitch, respectively. S&P has a positive outlook for the State.

TENNESSEE TAXES. In the opinion of Hunton & Williams, special Tennessee tax counsel to the Tennessee Fund, individual shareholders of the Tennessee Fund will not be subject to Tennessee individual income tax on distributions received from the Tennessee Fund to the extent such distributions are attributable to interest the Tennessee Fund, either directly or through the Tennessee Portfolio, receives on (i) bonds or securities of the U.S. Government or any agency or instrumentality thereof, (ii) bonds of the State of Tennessee or any county, municipality or political subdivision thereof, including any agency, board, authority or commission, or (iii) bonds of Puerto Rico, U.S. Virgin Islands or Guam.

The opinion of Hunton & Williams is based on a ruling of the Tennessee Department of Revenue obtained by Hunton & Williams on behalf of a fund basically identical to the Tennessee Fund. That ruling is subject to change. The Tennessee Fund will report annually to its shareholders the percentage and source, on a state-by-state basis, of interest income received by the Tennessee Fund on municipal bonds during the preceding year.

On March 16, 1994, the Tennessee Fund received a letter ruling from the Department of Revenue of the State of Tennessee to the effect that distributions of capital gains from the Tennessee Fund attributable to tax-exempt securities are exempt from Tennessee income tax. Tennessee Fund management believes that Eaton Vance is the only mutual fund sponsor that has obtained such a ruling. The ruling is subject to change under certain conditions.

VIRGINIA. The Constitution of Virginia requires a balanced budget and limits the ability of the Commonwealth to create debt. General obligation debt may be incurred to meet short-term needs, to finance capital projects and, under less stringent restrictions, to finance revenue-producing capital projects. Also, "special fund" revenue bonds, to which the constitutional debt restrictions do not apply and which are not supported by the full faith and credit of the Commonwealth, may be issued to finance qualifying Commonwealth revenue projects.

General obligations of cities, towns and counties are payable from the general revenues of the entity, including ad valorem tax revenues on property within the jurisdiction. Revenue obligations issued by other entities are customarily payable only from revenues from the particular project or projects involved.

The economy of Virginia is based primarily on manufacturing, the government sectors, agriculture, mining and tourism, and unemployment rates are typically below the national average. June 1995 unemployment was 4.4% versus a national rate of 5.6%. The Commonwealth has a long history of fiscal stability, due in large part to a conservative financial philosophy, broad-based employment opportunities and diverse source of revenue. In the past decade, however, the Commonwealth has experienced cycles of financial stringency. No significant new taxes or increases were enacted by the General Assembly at the 1995 session.

As a result of litigation involving proceedings before the United States Supreme Court, the Commonwealth may be obligated to refund tax payments made by federal pensioners of up to $707.5 million. Legislation has been enacted to effect a settlement of the litigation, but the claimants have not accepted its terms.

General obligations of Virginia are rated Aaa, AAA and AAA by Moody's, S&P and Fitch, respectively.

VIRGINIA TAXES. In the opinion of Hunton & Williams, special Virginia tax counsel to the Virginia Fund, under existing Virginia law, distributions from the Virginia Fund will not be subject to Virginia individual, trust, estate, or corporate income taxation to the extent that such distributions are either (i) excluded from federal gross income and attributable to interest the Virginia Fund, either directly or through the Virginia Portfolio, receives on obligations of Virginia, its political subdivisions, or its instrumentalities, or Puerto Rico, U.S. Virgin Islands, or Guam or (ii) attributable to interest the Virginia Fund, either directly or through the Portfolio, receives on direct obligations of the United States. These Virginia income tax exemptions will be available only if the Virginia Fund complies with the requirement of the Code that at least 50% of the value of its assets at the close of each quarter of its taxable year is invested, either directly or through the Portfolio, in state, municipal, or other obligations described in (S) 103(1) of the Code. The Virginia Fund intends to comply with that requirement.


Other distributions from the Virginia Fund, including capital gains, generally will not be exempt from Virginia income taxation.

Interest on indebtedness incurred (directly or indirectly) by shareholders to purchase or carry shares of the Virginia Fund generally will not be deductible for Virginia income tax purposes.

Neither the Trust nor the Virginia Fund will be subject to any Virginia intangible property tax on any obligations in the Virginia Portfolio. In addition, shares of the Virginia Fund held for investment purposes will not be subject to any Virginia intangible personal property tax.

PUERTO RICO. The economy of Puerto Rico is dominated by the manufacturing and service sectors. Although the economy of Puerto Rico expanded significantly from fiscal 1984 through fiscal 1990, the rate of this expansion slowed during fiscal years 1991, 1992 and 1993. Growth in fiscal 1994 will depend on several factors, including the state of the U.S. economy and the relative stability in the price of oil, the exchange rate of the U.S. dollar and the cost of borrowing. Although the Puerto Rico unemployment rate has declined substantially since 1985, the seasonally adjusted unemployment rate for June, 1995 was approximately 13.9%. The North American Free Trade Agreement (NAFTA), which became effective January 1, 1994, could lead to the loss of Puerto Rico's lower salaried or labor intensive jobs to Mexico.

S&P rates Puerto Rico general obligations debt A, while Moody's rates it Baa1; these ratings have been in place since 1956 and 1976, respectively. Reliance on nonrecurring revenues and economic weakness led S&P to change its outlook from stable to negative.

                                                                       [LOGO]
EV TRADITIONAL
MUNICIPAL FUNDS
---------------


PROSPECTUS

JANUARY 1, 1996



EV TRADITIONAL ALABAMA MUNICIPALS FUND

EV TRADITIONAL ARKANSAS MUNICIPALS FUND

EV TRADITIONAL GEORGIA MUNICIPALS FUND

EV TRADITIONAL KENTUCKY MUNICIPALS FUND

EV TRADITIONAL LOUISIANA MUNICIPALS FUND

EV TRADITIONAL MARYLAND MUNICIPALS FUND

EV TRADITIONAL MISSOURI MUNICIPALS FUND

EV TRADITIONAL NORTH CAROLINA MUNICIPALS FUND

EV TRADITIONAL OREGON MUNICIPALS FUND

EV TRADITIONAL SOUTH CAROLINA MUNICIPALS FUND

EV TRADITIONAL TENNESSEE MUNICIPALS FUND

EV TRADITIONAL VIRGINIA MUNICIPALS FUND



EV TRADITIONAL
MUNICIPAL FUNDS
24 FEDERAL STREET
BOSTON, MA 02110


-----------------------------------------------------------------------------

PORTFOLIO INVESTMENT ADVISER
Boston Management and Research, 24 Federal Street, Boston, MA 02110

FUND ADMINISTRATOR
Eaton Vance Management, 24 Federal Street, Boston, MA 02110


PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc., 24 Federal Street, Boston, MA 02110
(617) 482-8260

CUSTODIAN
Investors Bank & Trust Company, 89 South Street, Boston, MA 02111

TRANSFER AGENT
First Data Investor Services Group, BOS725, P.O. Box 1559, Boston, MA 02104
(800) 262-1122


AUDITORS
Deloitte &Touche LLP, 125 Summer Street, Boston, MA 02110


                                                                    T-TFC1/1P

                                                          STATEMENT OF
                                                          ADDITIONAL INFORMATION
                                                          January 1, 1996

                          EV MARATHON MUNICIPALS FUNDS

EV MARATHON ALABAMA MUNICIPALS FUND   EV MARATHON MISSOURI MUNICIPALS FUND
EV MARATHON ARKANSAS MUNICIPALS FUND  EV MARATHON NORTH CAROLINA MUNICIPALS FUND
EV MARATHON GEORGIA MUNICIPALS FUND   EV MARATHON OREGON MUNICIPALS FUND
EV MARATHON KENTUCKY MUNICIPALS FUND EV MARATHON SOUTH CAROLINA MUNICIPALS FUND EV MARATHON LOUISIANA MUNICIPALS FUND EV MARATHON TENNESSEE MUNICIPALS FUND
EV MARATHON MARYLAND MUNICIPALS FUND  EV MARATHON VIRGINIA MUNICIPALS FUND

                                24 Federal Street
                           Boston, Massachusetts 02110
                                 (800) 225-6265

    This Statement of Additional Information consists of two parts. Part I provides general information about the Funds listed above (each a "Fund") and certain other series of Eaton Vance Municipals Trust (the "Trust"). As described in the Prospectus, each Fund invests its assets in a separate registered investment company (a "Portfolio") with the same investment objective and policies as the Fund. Each Part II provides information solely about a Fund and its corresponding Portfolio. Where appropriate Part I includes cross-references to the relevant sections of Part II.

                              TABLE OF CONTENTS
                                                                          Page
                                    PART I
Additional Information about Investment Policies .......................   1
Investment Restrictions ................................................   8
Trustees and Officers ..................................................   9
Investment Adviser and Administrator ...................................  11
Custodian ..............................................................  13
Service for Withdrawal .................................................  14
Determination of Net Asset Value .......................................  14
Investment Performance .................................................  14
Taxes ..................................................................  16
Principal Underwriter ..................................................  18
Distribution Plan ......................................................  18
Portfolio Security Transactions ........................................  20
Other Information ......................................................  21
Independent Certified Public Accountants ...............................  22
Financial Statements ...................................................  23
Appendix ...............................................................  24

                                   PART II
EV Marathon Alabama Municipals Fund .................................... a-1
EV Marathon Arkansas Municipals Fund ................................... b-1
EV Marathon Georgia Municipals Fund .................................... c-1
EV Marathon Kentucky Municipals Fund ................................... d-1
EV Marathon Louisiana Municipals Fund .................................. e-1
EV Marathon Maryland Municipals Fund ................................... f-1
EV Marathon Missouri Municipals Fund ................................... g-1
EV Marathon North Carolina Municipals Fund ............................. h-1
EV Marathon Oregon Municipals Fund ..................................... i-1
EV Marathon South Carolina Municipals Fund ............................. j-1
EV Marathon Tennessee Municipals Fund .................................. k-1
EV Marathon Virginia Municipals Fund ................................... l-1

    Although each Fund offers only its shares of beneficial interest, it is possible that a Fund might become liable for a misstatement or omission in this Statement of Additional Information regarding another Fund because the Funds use this combined Statement of Additional Information. The Trustees of the Trust have considered this factor in approving the use of a combined Statement of Additional Information. This Statement of Additional Information is sometimes referred to as the "SAI".


    THIS COMBINED STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY THE FUNDS' PROSPECTUS DATED JANUARY 1, 1996, AS SUPPLEMENTED FROM TIME TO TIME. THIS COMBINED STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS, A COPY OF WHICH MAY BE OBTAINED WITHOUT CHARGE BY CONTACTING EATON VANCE DISTRIBUTORS, INC. (THE "PRINCIPAL UNDERWRITER") (SEE BACK COVER FOR ADDRESS AND PHONE NUMBER).

                     STATEMENT OF ADDITIONAL INFORMATION

                                    PART I


    The following provides information about the Fund, certain other series of the Trust and the Portfolio. Capitalized terms used in this SAI and not otherwise defined have the meanings given them in the Fund's Prospectus. The Fund is subject to the same investment policies as those of the Portfolio. The Fund currently seeks to achieve its objective by investing in the Portfolio.


               ADDITIONAL INFORMATION ABOUT INVESTMENT POLICIES

MUNICIPAL OBLIGATIONS
    Municipal obligations are issued to obtain funds for various public and private purposes. Such obligations include bonds as well as tax-exempt commercial paper, project notes and municipal notes such as tax, revenue and bond anticipation notes of short maturity, generally less than three years. In general, there are three categories of municipal obligations the interest on which is also exempt from federal income taxes and is not a tax preference item for purposes of the federal alternative minimum tax: (i) certain "public purpose" obligations (whenever issued), which include obligations issued directly by state and local governments or their agencies to fulfill essential governmental functions; (ii) certain obligations issued before August 8, 1986 for the benefit of non-governmental persons or entities; and (iii) certain "private activity bonds" issued after August 7, 1986 which include "qualified
Section 501(c)(3) bonds" or refundings of certain obligations included in the second category. In assessing the federal income tax treatment of interest on any municipal obligation, the Portfolio will generally rely on an opinion of the issuer's counsel (when available) and will not undertake any independent verification of the basis for the opinion. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds.

    Interest on certain "private activity bonds" issued after August 7, 1986 is exempt from regular federal income tax but such interest (including a distribution by the Fund derived from such interest) is treated as a tax preference item which could subject the recipient to or increase the recipient's liability for the federal alternative minimum tax. For corporate shareholders, the Fund's distributions derived from interest on all municipal obligations (whenever issued) is included in "adjusted current earnings" for purposes of the federal alternative minimum tax as applied to corporations (to the extent not already included in alternative minimum taxable income as income attributable to private activity bonds).

    Market discount on long-term tax-exempt municipal obligations (i.e., obligations with a term of more than one year) purchased in the secondary market after April 30, 1993 is taxable as ordinary income. A long-term debt obligation is generally treated as acquired at a market discount if the secondary market purchase price is less than (i) the stated principal amount payable at maturity, in the case of an obligation that does have original issue discount or (ii) in the case of an obligation that does have original issue discount, the sum of the issue price and any original issue discount that accrued before the obligation was purchased, subject to a de minimus amount.

    Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of general obligation bonds is the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate and amount.

    The principal security for a revenue bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Revenue bonds have been issued to fund a wide variety of capital projects including: electric, gas, water, sewer and solid waste disposal systems; highways, bridges and tunnels; port, airport and parking facilities; transportation systems; housing facilities, colleges and universities and hospitals. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security including partially or fully insured, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. In addition to a debt service reserve fund, some authorities provide further security in the form of a state's ability (without legal obligation) to make up deficiencies in the debt service reserve fund. Lease rental revenue bonds issued by a state or local authority for capital projects are normally secured by annual lease rental payments from the state or locality to the authority sufficient to cover debt service on the authority's obligations. Such payments are usually subject to annual appropriations by the state or locality.

    Industrial development and pollution control bonds are in most cases revenue bonds and are generally not secured by the taxing power of the municipality, but are usually secured by the revenues derived by the authority from payments of the industrial user or users.

    The Portfolio may on occasion acquire revenue bonds which carry warrants or similar rights covering equity securities. Such warrants or rights may be held indefinitely, but if exercised, the Portfolio anticipates that it would, under normal circumstances, dispose of any equity securities so acquired within a reasonable period of time.

    While most municipal bonds pay a fixed rate of interest semi-annually in cash, there are exceptions. Some bonds pay no periodic cash interest, but rather make a single payment at maturity representing both principal and interest. Bonds may be issued or subsequently offered with interest coupons materially greater or less than those then prevailing, with price adjustments reflecting such deviation.


    The obligations of any person or entity to pay the principal of and interest on a municipal obligation are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions the power or ability of any person or entity to pay when due principal of and interest on a municipal obligation may be materially affected. There have been recent instances of defaults and bankruptcies involving municipal obligations which were not foreseen by the financial and investment communities. The Portfolio will take whatever action it considers appropriate in the event of anticipated financial difficulties, default or bankruptcy of either the issuer of any municipal obligation or of the underlying source of funds for debt service. Such action may include retaining the services of various persons or firms (including affiliates of the Investment Adviser) to evaluate or protect any real estate, facilities or other assets securing any such obligation or acquired by the Portfolio as a result of any such event, and the Portfolio may also manage (or engage other persons to manage) or otherwise deal with any real estate, facilities or other assets so acquired. The Portfolio anticipates that real estate consulting and management services may be required with respect to properties securing various municipal obligations in its portfolio or subsequently acquired by the Portfolio. The Portfolio will incur additional expenditures in taking protective action with respect to portfolio obligations in default and assets securing such obligations.

    The yields on municipal obligations will be dependent on a variety of factors, including purposes of issue and source of funds for repayment, general money market conditions, general conditions of the municipal bond market, size of a particular offering, maturity of the obligation and rating of the issue. The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of the municipal obligations which they undertake to rate. It should be emphasized, however, that ratings are based on judgment and are not absolute standards of quality. Consequently, municipal obligations with the same maturity, coupon and rating may have different yields while obligations of the same maturity and coupon with different ratings may have the same yield. In addition, the market price of such obligations will normally fluctuate with changes in interest rates, and therefore the net asset value of the Portfolio will be affected by such changes.

RISKS OF CONCENTRATION
Municipal Obligations of a Particular State. For a discussion of the risks associated with the Portfolio's policy of concentrating its investments in particular State issuers of municipal obligations, see "Risks of Concentration" in the Fund's Part II of this SAI.

Obligations of Particular Types of Issuers. The Portfolio may invest 25% or more of its total assets in municipal obligations of the same type. There could be economic, business or political developments which might affect all municipal obligations of the same type. In particular, investments in industrial revenue bonds might involve without limitation the following risks.


    Hospital bond ratings are often based on feasibility studies which contain projections of expenses, revenues and occupancy levels. Among the influences affecting a hospital's gross receipts and net income available to service its debt are demand for hospital services, the ability of the hospital to provide the services required, management capabilities, economic developments in the service area, efforts by insurers and government agencies to limit rates and expenses, confidence in the hospital, service area economic developments, competition, availability and expense of malpractice insurance, Medicaid and Medicare funding and possible Federal legislation limiting the rates of increase of hospital charges.

    Electric utilities face problems in financing large construction programs in an inflationary period, cost increases and delay occasioned by safety and environmental considerations (particularly with respect to nuclear facilities), difficulty in obtaining fuel at reasonable prices, and in achieving timely and adequate rate relief from regulatory commissions, effects of energy conservation and limitations on the capacity of the capital market to absorb utility debt.

    Pollution control and other industrial development bonds are issued by state or local agencies to finance various projects, including those of domestic steel producers, and may be backed solely by agreements with such companies. Domestic steel companies are expected to suffer the consequences of such adverse trends as high labor costs, high foreign imports encouraged by foreign productivity increases and a strong U.S. dollar, and other cost pressures such as those imposed by anti-pollution legislation. Domestic steel capacity is being reduced currently by large-scale plant closings and this period of rationalization may not end until further legislative protection is provided through tariff price supports or mandatory import quotas, such as those recently enacted for certain specialty steel products.

    Life care facilities are an alternative form of long-term housing for the elderly which offer residents the independence of a condominium life style and, if needed, the comprehensive care of nursing home services. Bonds to finance these facilities have been issued by various state industrial development authorities. Since the bonds are normally secured only by the revenues of each facility and not by state or local government tax payments, they are subject to a wide variety of risks. Primarily, the projects must maintain adequate occupancy levels to be able to provide revenues sufficient to meet debt service payments. Moreover, since a portion of housing, medical care and other services may be financed by an initial deposit, it is important that the facility maintain adequate financial reserves to secure estimated actuarial liabilities. The ability of management to accurately forecast inflationary cost pressures is an important factor in this process. The facilities may also be affected adversely by regulatory cost restrictions applied to health care delivery in general, particularly state regulations or changes in Medicare and Medicaid payments or qualifications, or restrictions imposed by medical insurance companies. They may also face competition from alternative health care or conventional housing facilities in the private or public sector.

Obligations of Puerto Rico, U.S. Virgin Islands and Guam. Subject to the Fund's investment policies as set forth in the Prospectus, the Portfolio may invest in the obligations of Puerto Rico, the U.S. Virgin Islands and Guam. Accordingly, the Portfolio may be adversely affected by local political and economic conditions and developments within Puerto Rico affecting the issuers of such obligations.

    Puerto Rico has a diversified economy dominated by the manufacturing and service sectors. Manufacturing is the largest sector in terms of gross domestic product and is more diversified than during earlier phases of Puerto Rico's industrial development. The three largest sectors of the economy (as a percentage of employment) are services (47%), government (22%) and manufacturing (16.4%). These three sectors represent 39%, 11% and 39%, respectively, of the gross domestic product. The service sector is the fastest growing, while the government and manufacturing sectors have been stagnant for the past five years. This decline was broad based among all manufacturing industries. The North American Free Trade Agreement ("NAFTA"), which became effective January 1, 1994, could lead to the loss of Puerto Rico's lower salaried or labor intensive jobs to Mexico. The February, 1995 unemployment rate was 12.5%, down from 16% for 1994.

    The Commonwealth of Puerto Rico exercises virtually the same control over its internal affairs as do the fifty states; however, it differs from the states in its relationship with the Federal government. Most Federal taxes, except those such as social security taxes that are imposed by mutual consent, are not levied in Puerto Rico. However, in conjunction with the 1993 U.S. budget plan,
Section 936 of the Internal Revenue Code was amended and provided for two alternative limitations to the Section 936 credit. The first option will limit the credit against such income to 40% of the credit allowable under current law, with a five year phase-in period starting at 60% of the allowable credit. The second option is a wage and depreciation based credit. The reduction of the tax benefits to those U.S. companies with operations in Puerto Rico may lead to slower growth in the future. There can be no assurance that these modifications will not lead to a weakened economy, a lower rating on Puerto Rico's debt or lower prices for Puerto Rican bonds that may be held by the Portfolio.

    Puerto Rico's financial reporting was first conformed to generally accepted accounting principles in fiscal 1990. Nonrecurring revenues have been used frequently to balance recent years' budgets. In November, 1993 Puerto Ricans voted on whether they wished to retain their Commonwealth status, become a state or establish an independent nation. The measure was defeated, with 48.5% voting to remain a Commonwealth, 46% voting for statehood and 4% voting for independence. Retaining Commonwealth status will leave intact the current relationship with the Federal government. There can be no assurance that the statehood issue will not be brought to a vote in the future. A successful statehood vote in Puerto Rico would then require the U.S. Congress to ratify the election.


    The United States Virgin Islands (USVI) are located approximately 1,100 miles east-southeast of Miami and are made up of St. Croix, St. Thomas and St. John. Population, after reaching a peak of 110,800 in 1985, declined to 101,809 in 1990. The economy is heavily reliant on the tourism industry, with roughly 43% of non-agricultural employment in tourist-related trade and services. As of April, 1993, unemployment stood at 2.7%. The tourism industry is economically sensitive and would likely be adversely affected by a recession in either the United States or Europe. In September, 1995, St. Thomas was hit by a hurricane and sustained extensive damage. The longer term impact on the tourism industry is not yet known. There can be no assurance that the market for USVI bonds will not be affected. Hurricanes have and will continue to have an adverse affect on the tourism industry.


    An important component of the USVI revenue base is the Federal excise tax on rum exports. Tax revenues rebated by the Federal government to the USVI provide the primary security of many outstanding USVI bonds. Since more than 90% of the rum distilled in the USVI is distilled at one plant, any interruption in its operations (as occurred after Hurricane Hugo in 1989) would adversely affect these revenues. Consequently, there can be no assurance that rum exports to the United States and the rebate of tax revenues to the USVI will continue at their present levels. The preferential tariff treatment the USVI rum industry currently enjoys could be reduced under NAFTA. Increased competition from Mexican rum producers could reduce USVI rum imported to the U.S., decreasing excise tax revenues generated. The USVI experienced budget deficits in fiscal years 1989 and 1990: in 1989 due to wage settlements with the unionized government employees, and in 1990 as a result of Hurricane Hugo. The USVI recorded a small surplus in fiscal year 1991. At the end of fiscal 1992, the last year for which results are available, the USVI had an unreserved General Fund deficit of approximately $8.31 million, or approximately 2.1% of expenditures. In order to close a forecasted fiscal 1994 revenue gap of $45.6 million, the Department of Finance has proposed several tax increases and fund transfers. There is currently no rated, unenhanced Virgin Islands debt outstanding.

    Guam, an unincorporated U.S. territory, is located 1,500 miles southeast of Tokyo. Population, 133,000 in 1990, up 26% from the 1980 census level. The U.S. military is a key component of Guam's economy. The Federal government directly comprises more than 10% of the employment base, with a substantial component of the service sector to support these personnel. Guam is expected to benefit from the closure of the Subic Bay Naval Base and the Clark Air Force Base in the Philippines. The Naval Air Station, one of several U.S. military facilities on the island, has been slated for closure by the Defense Base Closure and Realignment Committee; however, the administration plans to use these facilities to expand the Island's commercial airport. Guam is also heavily reliant on tourists, particularly the Japanese. Unemployment was 3.2% in 1991. For 1994, the financial position of Guam has weakened further as it incurred an unaudited General Fund operating deficit. The administration has taken steps to improve its financial position; however, there are no guarantees that an improvement will be realized. Guam's general obligation debt is rated Baa by Moody's.

MUNICIPAL LEASES
    The Portfolio may invest in municipal leases and participations therein, which arrangements frequently involve special risks. Municipal leases are obligations in the form of a lease or installment purchase arrangement which is issued by state or local governments to acquire equipment and facilities. Interest income from such obligations is generally exempt from local and state taxes in the state of issuance. "Participations" in such leases are undivided interests in a portion of the total obligation. Participations entitle their holders to receive a pro rata share of all payments under the lease. A trustee is usually responsible for administering the terms of the participation and enforcing the participants' rights in the underlying lease. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased equipment without meeting the constitutional and statutory requirements for the issuance of debt). State debt-issuance limitations are deemed to be inapplicable to these arrangements because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. Such arrangements are, therefore, subject to the risk that the governmental issuer will not appropriate funds for lease payments.

    Certain municipal lease obligations owned by the Portfolio may be deemed illiquid for the purpose of the Portfolio's 15% limitation on investments in illiquid securities, unless determined by the Investment Adviser, pursuant to guidelines adopted by the Trustees of the Portfolio, to be liquid securities for the purpose of such limitation. In determining the liquidity of municipal lease obligations, the Investment Adviser will consider a variety of factors including: (1) the willingness of dealers to bid for the security; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades and quotes for the obligation; and (4) the nature of the marketplace trades. In addition, the Investment Adviser will consider factors unique to particular lease obligations affecting the marketability thereof. These include the general creditworthiness of the municipality, the importance of the property covered by the lease to the municipality, and the likelihood that the marketability of the obligation will be maintained throughout the time the obligation is held by the Portfolio. In the event the Portfolio acquires an unrated municipal lease obligation, the Investment Adviser will be responsible for determining the credit quality of such obligation on an on-going basis, including an assessment of the likelihood that the lease may or may not be cancelled.

ZERO COUPON BONDS
    Zero coupon bonds are debt obligations which do not require the periodic payment of interest and are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity at a rate of interest reflecting the market rate of the security at the time of issuance. Zero coupon bonds benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash.

INSURANCE
    Insured municipal obligations held by the Portfolio (if any) will be insured as to their scheduled payment of principal and interest under either (i) an insurance policy obtained by the issuer or underwriter of the obligation at the time of its original issuance or (ii) an insurance policy obtained by the Portfolio or a third party subsequent to the obligation's original issuance (which may not be reflected in the obligation's market value. In either event, such insurance may provide that in the event of non-payment of interest or principal when due with respect to an insured obligation, the insurer is not required to make such payment until a specified time has lapsed (which may be 30 days or more after notice).

CREDIT QUALITY
    The Portfolio is dependent on the Investment Adviser's judgment, analysis and experience in evaluating the quality of municipal obligations. In evaluating the credit quality of a particular issue, whether rated or unrated, the Investment Adviser will normally take into consideration, among other things, the financial resources of the issuer (or, as appropriate, of the underlying source of funds for debt service), its sensitivity to economic conditions and trends, any operating history of and the community support for the facility financed by the issue, the ability of the issuer's management and regulatory matters. The Investment Adviser will attempt to reduce the risks of investing in the lowest investment grade, below investment grade and comparable unrated obligations through active portfolio management, credit analysis and attention to current developments and trends in the economy and the financial markets.

    See "Portfolio of Investments" in the "Financial Statements" incorporated by reference into this Statement of Additional Information with respect to any defaulted obligations held by the Portfolio.


SHORT-TERM TRADING
    The Portfolio may sell securities in anticipation of a market decline (a rise in interest rates) or purchase and later sell securities in anticipation of a market rise (a decline in interest rates). In addition, a security may be sold and another purchased at approximately the same time to take advantage of what the Portfolio believes to be a temporary disparity in the normal yield relationship between the two securities. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for or supply of various types of municipal obligations or changes in the investment objectives of investors. Such trading may be expected to increase the portfolio turnover rate, which may increase capital gains and the expenses incurred in connection with such trading. The Portfolio anticipates that its annual portfolio turnover rate will generally not exceed 100% (excluding turnover of securities having a maturity of one year or less). A 100% annual turnover rate would occur, for example, if all the securities held by the Portfolio were replaced once in a period of one year. A high turnover rate (100% or more) necessarily involves greater expenses to the Portfolio. The Portfolio engages in portfolio trading (including short-term trading) if it believes that a transaction including all costs will help in achieving its investment objective.


WHEN ISSUED SECURITIES
    New issues of municipal obligations are sometimes offered on a "when-issued" basis, that is, delivery and payment for the securities normally taking place within a specified number of days after the date of the Portfolio's commitment and are subject to certain conditions such as the issuance of satisfactory legal opinions. The Portfolio may also purchase securities on a when-issued basis pursuant to refunding contracts in connection with the refinancing of an issuer's outstanding indebtedness. Refunding contracts generally require the issuer to sell and the Portfolio to buy such securities on a settlement date that could be several months or several years in the future.

    The Portfolio will make commitments to purchase when-issued securities only with the intention of actually acquiring the securities, but may sell such securities before the settlement date if it is deemed advisable as a matter of investment strategy. The payment obligation and the interest rate that will be received on the securities are fixed at the time the Portfolio enters into the purchase commitment. The Portfolio's custodian will segregate cash or high grade liquid debt securities in a separate account of the Portfolio in an amount at least equal to the when-issued commitments. If the value of the securities placed in the separate account declines, additional cash or high grade liquid debt securities will be placed in the account on a daily basis so that the value of the account will at least equal the amount of the Portfolio's when-issued commitments. When the Portfolio commits to purchase a security on a when-issued basis it records the transaction and reflects the value of the security in determining its net asset value. Securities purchased on a when-issued basis and the securities held by the Portfolio are subject to changes in value based upon the perception of the creditworthiness of the issuer and changes in the level of interest rates (i.e., appreciation when interest rates decline and depreciation when interest rates rise). Therefore, to the extent that the Portfolio remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be greater fluctuations in the Portfolio's net asset value than if it solely set aside cash to pay for when-issued securities.


VARIABLE RATE OBLIGATIONS
    The Portfolio may purchase variable rate obligations. Variable rate instruments provide for adjustments in the interest rate at specified intervals (weekly, monthly, semi-annually, etc.). The revised rates are usually set at the issuer's discretion, in which case the investor normally enjoys the right to "put" the security back to the issuer or his agent. Rate revisions may alternatively be determined by formula or in some other contractual fashion. Variable rate obligations normally provide that the holder can demand payment of the obligation on short notice at par with accrued interest and are frequently secured by letters of credit or other credit support arrangements provided by banks. To the extent that such letters of credit or other arrangements constitute an unconditional guarantee of the issuer's obligations, a bank may be treated as the issuer of a security for the purpose of complying with the diversification requirements set forth in Section 5(b) of the 1940 Act and Rule 5b-2 thereunder. The Portfolio would anticipate using these obligations as cash equivalents pending longer term investment of its funds.


REDEMPTION, DEMAND AND PUT FEATURES
    Most municipal bonds have a fixed final maturity date. However, it is commonplace for the issuer to reserve the right to call the bond earlier. Also, some bonds may have "put" or "demand" features that allow early redemption by the bondholder. Interest income generated by certain bonds having demand features may not qualify as tax-exempt interest. Longer term fixed-rate bonds may give the holder a right to request redemption at certain times (often annually after the lapse of an intermediate term). These bonds are more defensive than conventional long term bonds (protecting to some degree against a rise in interest rates) while providing greater opportunity than comparable intermediate term bonds, because the Portfolio may retain the bond if interest rates decline. By acquiring these kinds of obligations the Portfolio obtains the contractual right to require the issuer of the security or some other person (other than a broker or dealer) to purchase the security at an agreed upon price, which right is contained in the obligation itself rather than in a separate agreement with the seller or some other person. Because this right is assignable with the security, which is readily marketable and valued in the customary manner, the Portfolio will not assign any separate value to such right.

LIQUIDITY AND PROTECTIVE PUT OPTIONS
    The Portfolio may also enter into a separate agreement with the seller of the security or some other person granting the Portfolio the right to put the security to the seller thereof or the other person at an agreed upon price. The Portfolio intends to limit this type of transaction to institutions (such as banks or securities dealers) which the Investment Adviser believes present minimal credit risks and would engage in this type of transaction to facilitate portfolio liquidity or (if the seller so agrees) to hedge against rising interest rates. There is no assurance that this kind of put option will be available to the Portfolio or that selling institutions will be willing to permit the Portfolio to exercise a put to hedge against rising interest rates. A separate put option may not be marketable or otherwise assignable, and sale of the security to a third party or lapse of time with the put unexercised may terminate the right to exercise the put. The Portfolio does not expect to assign any value to any separate put option which may be acquired to facilitate portfolio liquidity, inasmuch as the value (if any) of the put will be reflected in the value assigned to the associated security; any put acquired for hedging purposes would be valued in good faith under methods or procedures established by the Trustees of the Portfolio after consideration of all relevant factors, including its expiration date, the price volatility of the associated security, the difference between the market price of the associated security and the exercise price of the put, the creditworthiness of the issuer of the put and the market prices of comparable put options. Interest income generated by certain bonds having put features may not qualify as tax-exempt interest.


SECURITIES LENDING
    The Portfolio may seek to increase its income by lending portfolio securities to broker-dealers or other institutional borrowers. Under present regulatory policies of the Commission, such loans are required to be secured continuously by collateral in cash, cash equivalents or U.S. Government securities held by the Portfolio's custodian and maintained on a current basis at an amount at least equal to the market value of the securities loaned, which will be marked to market daily. Cash equivalents include short-term municipal obligations as well as taxable certificates of deposit, commercial paper and other short-term money market instruments. The Portfolio would have the right to call a loan and obtain the securities loaned at any time on up to five business days' notice. During the existence of a loan, the Portfolio will continue to receive the equivalent of the interest paid by the issuer on the securities loaned and will also receive a fee, or all or a portion of the interest on investment of the collateral, if any. However, the Portfolio may pay lending fees to such borrowers. The Portfolio would not have the right to vote any securities having voting rights during the existence of the loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. However, the loans will be made only to organizations deemed by the Portfolio's management to be of good standing and when, in the judgment of the Portfolio's management, the consideration which can be earned from securities loans of this type justifies the attendant risk. Distributions by the Fund of any income realized by the Portfolio from securities loans will be taxable. If the management of the Portfolio decides to make securities loans, it is intended that the value of the securities loaned would not exceed 30% of the Portfolio's total assets. The Portfolio has no present intention of engaging in securities lending.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS
    A change in the level of interest rates may affect the value of the securities held by the Portfolio (or of securities that the Portfolio expects to purchase). To hedge against changes in rates, the Portfolio may enter into (i) futures contracts for the purchase or sale of debt securities, (ii) futures contracts on securities indices and (iii) futures contracts on other financial instruments and indices. All futures contracts entered into by the Portfolio are traded on exchanges or boards of trade that are licensed and regulated by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant exchange. The Portfolio may purchase and write call and put options on futures contracts which are traded on a United States exchange or board of trade. The Portfolio will be required, in connection with transactions in futures contracts and the writing of options on futures, to make margin deposits, which will be held by the Portfolio's custodian for the benefit of the futures commission merchant through whom the Portfolio engages in such futures and options transactions.

    Some futures contracts and options thereon may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit transactions in an exchange-traded instrument, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Portfolio from closing out positions and limiting its losses.

    The Portfolio will engage in futures and related options transactions only for bona fide hedging purposes as defined in or permitted by CFTC regulations. The Portfolio will determine that the price fluctuations in the futures contracts and options on futures are substantially related to price fluctuations in securities held by the Portfolio or which it expects to purchase. The Portfolio's futures transactions will be entered into for traditional hedging purposes -- that is, futures contracts will be sold to protect against a decline in the price of securities that the Portfolio owns, or futures contracts will be purchased to protect the Portfolio against an increase in the price of securities it intends to purchase. As evidence of this hedging intent, the Portfolio expects that on 75% or more of the occasions on which it takes a long futures (or option) position (involving the purchase of futures contracts), the Portfolio will have purchased, or will be in the process of purchasing, equivalent amounts of related securities in the cash market at the time when the futures (or option) position is closed out. However, in particular cases, when it is economically advantageous for the Portfolio to do so, a long futures position may be terminated (or an option may expire) without the corresponding purchase of securities. The Portfolio will engage in transactions in futures and related options contracts only to the extent such transactions are consistent with the requirements of the Internal Revenue Code for maintaining qualification of the Fund as a regulated investment company for federal income tax purposes (see "Taxes").

    Transactions using futures contracts and options (other than options that the Portfolio has purchased) expose the Portfolio to an obligation to another party. The Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities or other options or futures contracts or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. The Portfolio will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash, U.S. Government securities or other liquid, high-grade debt securities in a segregated account with its custodian in the prescribed amount.

    Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding futures contract or option is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Portfolio's assets to cover or segregated accounts could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

                           INVESTMENT RESTRICTIONS
    The following investment restrictions of the Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, which as used in this SAI means the lesser of (a) 67% of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the shares are present or represented at the meeting or (b) more than 50% of the shares of the Fund. Accordingly, the Fund may not:


    (1) Borrow money or issue senior securities except as permitted by the Investment Company Act of 1940;

    (2) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). The deposit or payment by the Fund of initial or maintenance margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin;

    (3) Underwrite or participate in the marketing of securities of others, except insofar as it may technically be deemed to be an underwriter in selling a portfolio security under circumstances which may require the registration of the same under the Securities Act of 1933;

    (4) Purchase or sell real estate, (including limited partnership interests in real estate, but excluding readily marketable interests in real estate investment trusts or readily marketable securities of companies which invest or deal in real estate or securities which are secured by real estate);

    (5) Purchase or sell physical commodities or contracts for the purchase or sale of physical commodities; or

    (6) Make loans to any person except by (a) the acquisition of debt instruments and making portfolio investments. (b) entering into repurchase agreements and (c) lending portfolio securities.

    Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.


    The Portfolio has adopted substantially the same fundamental investment restrictions as the foregoing investment restrictions adopted by the Fund; such restrictions cannot be changed without the approval of a "majority of the outstanding voting securities" of the Portfolio, which as used in this SAI means the lesser of (a) 67% of the outstanding voting securities of the Portfolio present or represented by proxy at a meeting if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented at the meeting or (b) more than 50% of the outstanding voting securities of the Portfolio. The term "voting securities" as used in this paragraph has the same meaning as in the 1940 Act. Whenever the Trust is requested to vote on a change in the fundamental investment restrictions of the Portfolio (or the Portfolio's 80% investment policy with respect to State obligations described in the Fund's current prospectus), the Trust will hold a meeting of Fund shareholders and will cast its vote as instructed by the shareholders.

    The Fund and the Portfolio have adopted the following investment policies which may be changed by the Trust with respect to the Fund without approval by the Fund's shareholders or by the Portfolio with respect to the Portfolio without approval by the Fund or its other investors. As a matter of nonfundamental policy, the Fund and the Portfolio will not: (a) engage in options, futures or forward transactions if more than 5% of its net assets, as measured by the aggregate of the premiums paid by the Fund or the Portfolio, would be so invested; (b) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 25% of the Fund's net assets (taken at current value) is held as collateral for such sales at any one time. (The Fund will make such sales only for the purposes of deferring realization of gain or loss for federal income tax purposes); (c) invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees of the Trust or the Portfolio, or its delegate, determines to be liquid; (d) purchase or retain in its portfolio any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Trust or the Portfolio or is a member, officer, director or trustee of any investment adviser of the Trust or the Portfolio, if after the purchase of the securities of such issuer by the Fund or the Portfolio one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities of both (all taken at market value) of such issuer and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities or both (all taken at market value); or (e) purchase oil, gas or other mineral leases or purchase interests in oil, gas or other mineral exploration or development programs.


    For purposes of the Portfolio's investment restrictions, the determination of the "issuer" of a municipal obligation which is not a general obligation bond will be made by the Portfolio's Investment Adviser on the basis of the characteristics of the obligation and other relevant factors, the most significant of which is the source of funds committed to meeting interest and principal payments of such obligations.

    In order to permit the sale of shares of the Fund in certain states, the Fund may make commitments more restrictive than the policies described above. Should the Fund determine that any such commitment is no longer in the best interest of the Fund and its shareholders, it will revoke the commitment by terminating sales of its shares in the state(s) involved.



                            TRUSTEES AND OFFICERS
    The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Unless otherwise noted, the business address of each Trustee and officer is 24 Federal Street, Boston, Massachusetts 02110, which is also the address of the Portfolio's investment adviser, Boston Management and Research ("BMR"), a wholly-owned subsidiary of Eaton Vance Management ("Eaton Vance"); of Eaton Vance's parent, Eaton Vance Corp. ("EVC"); and of BMR's and Eaton Vance's trustee, Eaton Vance, Inc. ("EV"). Eaton Vance and EV are both wholly-owned subsidiaries of EVC. Those Trustees who are "interested persons" of the Trust, the Portfolio, BMR, Eaton Vance, EVC or EV, as defined in the 1940 Act, by virtue of their affiliation with any one or more of the Trust, the Portfolio, BMR, Eaton Vance, EVC or EV, are indicated by an asterisk(*).


                   TRUSTEES OF THE TRUST AND THE PORTFOLIO
DONALD R. DWIGHT (64), Trustee
President of Dwight Partners, Inc. (a corporate relations and communications company) founded in 1988; Chairman of the Board of Newspapers of New England, Inc., since 1983. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: Clover Mill Lane, Lyme, New Hampshire 03768

JAMES B. HAWKES (54), Vice President and Trustee*
Executive Vice President of BMR, Eaton Vance, EVC and EV, and a Director of EVC and EV. Director, Trustee and officer of various investment companies managed by Eaton Vance or BMR.

SAMUEL L. HAYES, III (60), Trustee
Jacob H. Schiff Professor of Investment Banking, Harvard University Graduate
  School of Business Administration. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: Harvard University Graduate School of Business Administration, Soldiers Field Road, Boston, Massachusetts 02134


NORTON H. REAMER (60), Trustee
President and Director, United Asset Management Corporation, a holding company owning institutional investment management firms. Chairman, President and Director, UAM Funds (mutual funds). Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: One International Place, Boston, Massachusetts 02110


JOHN L. THORNDIKE (69), Trustee
Director, Fiduciary Company Incorporated. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: 175 Federal Street, Boston, Massachusetts 02110

JACK L. TREYNOR (65), Trustee
Investment Adviser and Consultant. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: 504 Via Almar, Palos Verdes Estates, California 90274

                   OFFICERS OF THE TRUST AND THE PORTFOLIO
THOMAS J. FETTER (52), President
Vice President of BMR, Eaton Vance and EV. Mr. Fetter was elected a Vice
  President of the Trust on December 17, 1990 and President of the Trust and the Portfolio on December 13, 1993. Officer of various investment companies managed by Eaton Vance or BMR.

ROBERT B. MACINTOSH (38), Vice President
Vice President of BMR since August 11, 1992, and of Eaton Vance and EV, and an employee of Eaton Vance since March 8, 1991. Fidelity Investments -- Portfolio Manager (1986-1991). Officer of various investment companies managed by Eaton Vance or BMR. Mr. MacIntosh was elected Vice President of the Trust on March 22, 1993.

JAMES L. O'CONNOR (50), Treasurer
Vice President of BMR, Eaton Vance and EV. Officer of various investment companies managed by Eaton Vance or BMR.

THOMAS OTIS (64), Secretary
Vice President and Secretary of BMR, Eaton Vance, EVC and EV. Officer of various investment companies managed by Eaton Vance or BMR.

JANET E. SANDERS (60), Assistant Secretary
Vice President of BMR, Eaton Vance and EV. Officer of various investment companies managed by Eaton Vance or BMR.

A. JOHN MURPHY (32), Assistant Secretary
Assistant Vice President of BMR, Eaton Vance and EV since March 1, 1994;
  employee of Eaton Vance since March 1993. Officer of various investment companies managed by Eaton Vance or BMR. State Regulations Supervisor, The Boston Company (1991-1993) and Registration Specialist, Fidelity Management & Research Co. (1986-1991). Mr. Murphy was elected Assistant Secretary of the Trust and the Portfolio on March 27, 1995.


ERIC G. WOODBURY (38), Assistant Secretary
Vice President of Eaton Vance since February 1993; formerly, associate at
  Dechert, Price & Rhoads and Gaston & Snow. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Woodubury was elected Assistant Secretary on June 19, 1995.

    For additional officers of the Portfolio, see "Additional Officer Information" in the Fund's Part II.

    Messrs. Thorndike (Chairman), Hayes and Reamer are members of the Special Committee of the Board of Trustees of the Trust and of the Portfolio. The Special Committee's functions include a continuous review of the Fund's contractual relationship with the Administrator on behalf of the Fund and the Portfolio's contractual relationship with the Investment Adviser, making recommendations to the Trustees regarding the compensation of those Trustees who are not members of the Eaton Vance organization, and making recommendations to the Trustees regarding candidates to fill vacancies, as and when they occur, in the ranks of those Trustees who are not "interested persons" of the Trust, the Portfolio, or the Eaton Vance organization.


    Messrs. Treynor (Chairman) and Dwight are members of the Audit Committee of the Board of Trustees of the Trust and of the Portfolio. The Audit Committee's functions include making recommendations to the Trustees regarding the selection of the independent certified public accountants, and reviewing with such accountants and the Treasurer of the Trust and of the Portfolio matters relative to accounting and auditing practices and procedures, accounting records, internal accounting controls, and the functions performed by the custodian and transfer agent of the Fund and of the Portfolio.

    Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the "Plan"). Under the Plan, an eligible Trustee may elect to have his deferred fees invested by the Portfolio in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Plan will be determined based upon the performance of such investments. Deferral of Trustees' fees in accordance with the Plan will have a negligible effect on the Portfolio's assets, liabilities, and net income per share, and will not obligate the Portfolio to retain the services of any Trustee or obligate the Portfolio to pay any particular level of compensation to the Trustee.

    The fees and expenses of those Trustees of the Trust and the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. For the compensation earned by the noninterested Trustees of the Trust and the Portfolio, see "Fees and Expenses" in the Fund's Part II of this Statement of Additional Information.


                     INVESTMENT ADVISER AND ADMINISTRATOR
     The Portfolio engages BMR as investment adviser pursuant to an Investment Advisory Agreement. BMR or Eaton Vance acts as investment adviser to investment companies and various individual and institutional clients with combined assets under management of approximately $16 billion.


    Eaton Vance, its affiliates and its predecessor companies have been managing assets of individuals and institutions since 1924 and managing investment companies since 1931. They maintain a large staff of experienced fixed-income and equity investment professionals to service the needs of their clients. The fixed-income division focuses on all kinds of taxable investment-grade and high-yield securities, tax-exempt investment-grade and high-yield securities, and U.S. Government securities. The equity division covers stocks ranging from blue chip to emerging growth companies.

    Eaton Vance offers single-state tax-free portfolios in more states than any other sponsor of mutual funds. There are 30 long-term state portfolios, 5 national portfolios and 12 limited maturity portfolios. A staff of 32 is responsible for the day-to-day management of over 3,500 issues in 46 mutual fund portfolios. Assets managed by the municipal investment group are currently over $9.1 billion. The following persons manage one or more of the Eaton Vance tax-free portfolios. For the identity of the Portfolio's portfolio manager, see the Prospectus.

    Nicole Anderes is a Vice President of Eaton Vance and BMR. Ms. Anderes graduated from Brown University with a B.A. in Women's Studies/Economics. She has been an active member of MAGNY/National Federation of Municipal Analysts, the Public Securities Association and the Municipal Forum, and served as the General Secretary of MAGNY from 1992 to 1993.

    Timothy T. Browse is a Vice President of Eaton Vance and BMR. Mr. Browse graduated from St. Lawrence University in 1981 and received his M.B.A. degree from Boston University in 1990.

    Cynthia J. Clemson is a Vice President of Eaton Vance and BMR. Ms. Clemson graduated from Mount Holyoke College with a B.A. in 1985 and received her M.B.A., cum laude, from Boston University in 1990. She is a member of the Boston Municipal Analysts Forum, the Boston Securities Analyst Society and the Financial Analysts Federation.

    Thomas J. Fetter is a Vice President of Eaton Vance and BMR, and Director of Municipal Investments. Mr. Fetter graduated with a degree in Business Administration from Kent State University. He is a Chartered Financial Analyst and member of the Boston Security Analysts Society. He is also a member of the Boston Municipal Analysts Forum.


    Robert B. MacIntosh is a Vice President of Eaton Vance and the portfolio manager of single-state, tax-exempt funds in five states: Hawaii, Louisiana, Massachusetts, New Jersey and North Carolina. He also serves as economic spokesman for the Eaton Vance organization.


    Thomas M. Metzold is a Vice President of Eaton Vance and BMR. He is a Chartered Financial Analyst and a member of the Boston Security Analysts Society, the Association for Investment Management & Research, the Boston Municipal Analysts Forum, and the National Federation of Municipal Analysts.

    David C. Reilly is a Vice President of Eaton Vance and BMR. Mr. Reilly, a Chartered Financial Analyst, received a B.S. from Skidmore College. He is a member and former President of the Boston Municipal Analysts Forum. He also holds memberships in the Boston Securities Analysts Society and the Financial Analysts Federation.

    BMR manages the investments and affairs of the Portfolio subject to the supervision of the Portfolio's Board of Trustees. BMR furnishes to the Portfolio investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by the Portfolio and what portion, if any, of the Portfolio's assets will be held uninvested. The Investment Advisory Agreement requires BMR to pay the salaries and fees of all officers and Trustees of the Portfolio who are members of the BMR organization and all personnel of BMR performing services relating to research and investment activities. The Portfolio is responsible for all expenses not expressly stated to be payable by BMR under the Investment Advisory Agreement, including, without implied limitation, (i) expenses of maintaining the Portfolio and continuing its existence, (ii) registration of the Portfolio under the 1940 Act, (iii) commissions, fees and other expenses connected with the acquisition, holding and disposition of securities and other investments, (iv) auditing, accounting and legal expenses, (v) taxes and interest, (vi) governmental fees, (vii) expenses of issue, sale and redemption of interests in the Portfolio, (viii) expenses of registering and qualifying the Portfolio and interests in the Portfolio under Federal and state securities laws and of preparing and printing registration statements or other offering statements or memoranda for such purposes and for distributing the same to investors, and fees and expenses of registering and maintaining registrations of the Portfolio and of the Portfolio's placement agent as broker-dealer or agent under state securities laws, (ix) expenses of reports and notices to investors and of meetings of investors and proxy solicitations therefor, (x) expenses of reports to governmental officers and commissions, (xi) insurance expenses, (xii) association membership dues, (xiii) fees, expenses and disbursements of custodians and subcustodians for all services to the Portfolio (including without limitation safekeeping of funds, securities and other investments, keeping of books, accounts and records, and determination of net asset values, book capital account balances and tax capital account balances), (xiv) fees, expenses and disbursements of transfer agents, dividend disbursing agents, investor servicing agents and registrars for all services to the Portfolio, (xv) expenses for servicing the accounts of investors, (xvi) any direct charges to investors approved by the Trustees of the Portfolio, (xvii) compensation and expenses of Trustees of the Portfolio who are not members of BMR's organization, and (xviii) such non-recurring items as may arise, including expenses incurred in connection with litigation, proceedings and claims and the obligation of the Portfolio to indemnify its Trustees, officers and investors with respect thereto.


    For a description of the compensation that the Portfolio pays BMR under the Investment Advisory Agreement, see the Fund's current Prospectus. For additional information about the Investment Advisory Agreement, including the net assets of the Portfolio and the investment advisory fees that the Portfolio paid BMR under the Investment Advisory Agreement, see "Fees and Expenses" in the Fund's Part II.

    A commitment may be made to a state securities authority that Eaton Vance will take certain actions, if necessary so that the Fund's expenses will not exceed expense limitation requirements of such state. The commitment may be amended or rescinded by Eaton Vance in response to changes in the requirements of the state or for other reasons.


    The Investment Advisory Agreement with BMR may be continued indefinitely so long as such continuance is approved at least annually (i) by the vote of a majority of the Trustees of the Portfolio who are not interested persons of the Portfolio or of BMR cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Portfolio or by vote of a majority of the outstanding voting securities of the Portfolio. The Agreement may be terminated at any time without penalty on sixty
(60) days' written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of the Portfolio, and the Agreement will terminate automatically in the event of its assignment. The Agreement provides that BMR may render services to others and engage in other business activities and may permit other fund clients and other corporations and organizations to use the words "Eaton Vance" or "Boston Management and Research" in their names. The Agreement also provides that BMR shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under that Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.


    As indicated in the Prospectus, Eaton Vance serves as Administrator of the Fund, but currently receives no compensation for providing administrative services to the Fund. Under its agreement with the Fund, Eaton Vance has been engaged to administer the Fund's affairs, subject to the supervision of the Trustees of the Trust, and shall furnish for the use of the Fund office space and all necessary office facilities, equipment and personnel for administering the affairs of the Fund. For additional information about the Administrator. See "Fees and Expenses" in the Fund's Part II.

    The Fund pays all of its own expenses including, without limitation, (i) expenses of maintaining the Fund and continuing its existence, (ii) its pro rata share of registration of the Trust under the 1940 Act, (iii) commissions, fees and other expenses connected with the purchase or sale of securities and other investments, (iv) auditing, accounting and legal expenses, (v) taxes and interest, (vi) governmental fees, (vii) expenses of issue, sale, repurchase and redemption of shares, (viii) expenses of registering and qualifying the Fund and its shares under federal and state securities laws and of preparing and printing prospectuses for such purposes and for distributing the same to shareholders and investors, and fees and expenses of registering and maintaining registrations of the Fund and of the Fund's principal underwriter, if any, as broker-dealer or agent under state securities laws, (ix) expenses of reports and notices to shareholders and of meetings of shareholders and proxy solicitations therefor,
(x) expenses of reports to governmental officers and commissions, (xi) insurance expenses, (xii) association membership dues, (xiii) fees, expenses and disbursements of custodians and subcustodians for all services to the Fund (including without limitation safekeeping of funds, securities and other investments, keeping of books and accounts and determination of net asset values), (xiv) fees, expenses and disbursements of transfer agents, dividend disbursing agents, shareholder servicing agents and registrars for all services to the Fund, (xv) expenses for servicing shareholder accounts, (xvi) any direct charges to shareholders approved by the Trustees of the Trust, (xvii) compensation and expenses of Trustees of the Trust who are not members of the Eaton Vance organization, and (xviii) such non-recurring items as may arise, including expenses incurred in connection with litigation, proceedings and claims and the obligation of the Trust to indemnify its Trustees and officers with respect thereto.


    BMR is a wholly-owned subsidiary of Eaton Vance. Eaton Vance and EV are both wholly-owned subsidiaries of EVC. BMR and Eaton Vance are both Massachusetts business trusts, and EV is the trustee of BMR and Eaton Vance. The Directors of EV are Landon T. Clay, H. Day Brigham, Jr., M. Dozier Gardner, James B. Hawkes and Benjamin A. Rowland, Jr. The Directors of EVC consist of the same persons and John G. L. Cabot and Ralph Z. Sorenson. Mr. Clay is chairman and Mr. Gardner is president and chief executive officer of EVC, BMR, Eaton Vance and EV. All of the issued and outstanding shares of Eaton Vance and EV are owned by EVC. All of the issued and outstanding shares of BMR are owned by Eaton Vance. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust which expires on December 31, 1996, the Voting Trustees of which are Messrs. Clay, Brigham, Gardner, Hawkes and Rowland. The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of BMR and Eaton Vance who are also officers and Directors of EVC and EV. As of October 31, 1995, Messrs. Clay, Gardner and Hawkes each owned 24% of such voting trust receipts, and Messrs. Rowland and Brigham owned 15% and 13%, respectively, of such voting trust receipts. Messrs. Hawkes and Otis are officers or Trustees of the Trust and the Portfolio and are members of the EVC, BMR, Eaton Vance and EV organizations. Messrs. Browse, Fetter, MacIntosh, Metzold, Murphy, O'Connor, Reilly and Woodbury and Ms. Anderes, Ms. Clemson and Ms. Sanders, are officers of the Trust and/or the Portfolio and are also members of the BMR, Eaton Vance and EV organizations. BMR will receive the fees paid under the Investment Advisory Agreement.


    EVC owns all of the stock of Energex Energy Corporation, which engages in oil and gas operations. In addition, Eaton Vance owns all the stock of Northeast Properties, Inc., which is engaged in real estate investment, consulting and management. EVC owns all the stock of Fulcrum Management, Inc., and MinVen Inc., which are engaged in the development of precious metal properties. EVC also owns 24% of the Class A shares of Lloyd George Management (B.V.I.) Limited, a registered investment adviser. EVC, BMR, Eaton Vance and EV may also enter into other businesses.


    EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including the custodian of the Fund and the Portfolio, Investors Bank & Trust Company. It is Eaton Vance's opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between the Fund or the Portfolio and such banks.


                                  CUSTODIAN
    Investors Bank & Trust Company ("IBT"), 24 Federal Street, Boston, Massachusetts, acts as custodian for the Fund and the Portfolio. IBT has the custody of all cash and securities representing the Fund's interest in the Portfolio, has custody of all the Portfolio's assets, maintains the general ledger of the Portfolio and the Fund and computes the daily net asset value of interests in the Portfolio and the net asset value of shares of the Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the Portfolio's investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Fund and the Portfolio. IBT charges fees which are competitive within the industry. A portion of the fee relates to custody, bookkeeping and valuation services and is based upon a percentage of Fund and Portfolio net assets and a portion of the fee relates to activity charges, primarily the number of portfolio transactions. These fees are then reduced by a credit for cash balances of the particular investment company at the custodian equal to 75% of the 91-day, U.S. Treasury Bill auction rate applied to the particular investment company's average daily collected balances for the week. Landon T. Clay, a Director of EVC and an officer, Trustee or Director of other entities in the Eaton Vance organization, owns approximately 13% of the voting stock of Investors Financial Services Corp., the holding company parent of IBT. Management believes that such ownership does not create an affiliated person relationship between the Fund or the Portfolio and IBT under the Investment Company Act of 1940. For the custody fees that the Portfolio and the Fund paid to IBT, see "Fees and Expenses" in the Fund's Part II.


                            SERVICE FOR WITHDRAWAL
    By a standard agreement, the Trust's Transfer Agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder (see "Eaton Vance Shareholder Services -- Withdrawal Plan" in the Fund's current Prospectus) based upon the value of the shares held. The checks will be drawn from share redemptions and hence, are a return of principal. Income dividends and capital gains distributions in connection with withdrawal accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices.

    To use this service, at least $5,000 in cash or shares at the public offering price (i.e., net asset value) will have to be deposited with the Transfer Agent. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the Transfer Agent or the Principal Underwriter will be able to terminate the withdrawal plan at any time without penalty.

                        DETERMINATION OF NET ASSET VALUE
     The net asset value of the shares of the Fund is determined by IBT (as agent and custodian for the Fund) in the manner described under "Valuing Fund Shares" in the Fund's current prospectus. The net asset value of the Portfolio is also computed by IBT (as agent and custodian for the Portfolio) by subtracting the liabilities of the Portfolio from the value of its total assets. Inasmuch as the market for municipal obligations is a dealer market with no central trading location or continuous quotation system, it is not feasible to obtain last transation prices for most municipal obligations held by the Portfolio, and such obligations, including those purchaed on a when-issued basis, will normally be valued on the basis of valuations furnished by a pricing service. The pricing services uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, various relationships between securities, and yield to maturity in determining value. Taxable obligations for which price quotations are readily available normally will be valued at the mean between the latest available bid and asked prices. Open futures positions on debt securities are valued at the most recent settlement prices, unless such price does not reflect the fair value of the contract, in which case the positions will be valued by or at the direction of the Trustees of the Portfolio. Other assets are valued at fair value using methods determined in good faith by the Trustees of the Portfolio. The Fund and the Portfolio will be closed for business and will not price their respective shares or interests on the following business holidays: New Year's Day, Presidents' Day, Good Friday (a New York Stock Exchange holiday), Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

    Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each day the New York Stock Exchange (the "Exchange") is open for trading ("Portfolio Business Day") as of the close of regular trading on the Exchange (the "Portfolio Valuation Time"). The value of each investor's interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, determined on the prior Portfolio Business Day, which represented that investor's share of the aggregate interests in the Portfolio on such prior day. Any additions or withdrawals for the current Portfolio Business Day will then be recorded. The investor's percentage of the aggregate interest in the Portfolio will then be recomputed as a percentage equal to a fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio on the current Portfolio Business Day and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investment in the Portfolio on the current Portfolio Business Day by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio for the current Portfolio Business Day.


                            INVESTMENT PERFORMANCE
    Average annual total return is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and dividends and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes that all distributions are reinvested at net asset value on the reinvestment dates during the period, a complete redemption of the investment and the deduction of the contingent deferred sales charge at the end of the period. For information concerning the total return of the Fund, see "Performance Information" in the Fund's Part II.

    Yield is computed pursuant to a standardized formula by dividing its net investment income per share earned during a recent thirty-day period by the maximum offering price (net asset value) per share on the last day of the period and annualizing the resulting figure. Net investment income per share is calculated from the yields to maturity of all debt obligations held by the Portfolio based on prescribed methods, reduced by accrued Fund expenses for the period with the resulting number being divided by the average daily number of Fund shares outstanding and entitled to receive dividends during the period. This yield figure does not reflect the deduction of any contingent deferred sales charge which are imposed upon certain redemptions at the rates set forth under "How to Redeem Fund Shares" in the Fund's current Prospectus. A taxable-equivalent yield is computed by using the tax-exempt yield figure and dividing by 1 minus a stated rate. For the yield and taxable equivalent yield of the Fund, see "Performance Information" in the Fund's Part II.

    The Fund may also publish the distribution rate and/or the effective distribution rate. The Fund's distribution rate is computed by dividing the most recent monthly distribution per share annualized, by the current net asset value per share. The Fund's effective distribution rate is computed by dividing the distribution rate by the ratio (the days in a year divided by the accrual days of the monthly period) used to annualize the most recent monthly distribution and reinvesting the resulting amount for a full year on the basis of such ratio. The effective distribution rate will be higher than the distribution rate because of the compounding effect of the assumed reinvestment. Investor's should note that the Fund's yield is calculated using a standardized formula, the income component of which is computed from the yields to maturity of all debt obligations held by the Portfolio based on prescribed methods (with all purchases and sales of securities during such period included in the income calculation on a settlement date basis), whereas the distribution rate is based on the Fund's last monthly distribution which tends to be relatively stable and may be more or less than the amount of net investment income and short-term capital gain actually earned by the Fund during the month. See "Distributions and Taxes" in the Fund's current Prospectus. For the Fund's distribution rate and effective distribution rate, see "Performance Information" in the Fund's
Part II.

    The Fund's total return may be compared to relevant indices, such as the Consumer Price Index, the Bond Buyer 25 Revenue Bond Index and the Lehman Brothers Municipal Bond Index, which may be used in advertisements and in information furnished to present or prospective shareholders. The Fund's performance may differ from that of other investors in the Portfolio, including other investment companies.

    The Fund may provide investors with information on municipal bond investing, which may include comparative performance information, evaluations of Fund performance, charts and/or illustrations prepared by independent sources (such as Lipper Analytical Services, CDA/Wiesenberger and Morningstar, Inc.). The Fund may also refer in investor publications to Tax Freedom Day, as computed by the Tax Foundation, Washington, DC 20005, to help illustrate the value of tax free investing, as well as other tax-related information.

    Information, charts and illustrations relating to inflation and the effects of inflation on the dollar may be included in advertisements and other material furnished to present and prospective shareholders. For example, after 10 years, the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465 and $12,100, if the annual rates of inflation during such period were 4%, 5%, 6% and 7%, respectively. (To calculate the purchasing power, the value at the end of each year is reduced by the above inflation rates for 10 consecutive years.)

    Information about portfolio allocation and holdings of the Portfolio at a particular date (including ratings assigned by independent ratings services such as Moody's, S&P and Fitch) may be included in advertisements and other material furnished to present and prospective shareholders. Such information may be stated as a percentage of the Portfolio's bond holdings on such date.

    Comparative information about the yield or distribution rate of the Fund and about average rates of return on certificates of deposit, bank money market deposit accounts, money market mutual funds and other short-term investments may also be included in advertisements, supplemental sales literature or communications of the Fund. Such information may also compare the tax equivalent yield (or value) of the Fund to the after-tax yield (or value) of such other investment vehicles. A bank certificate of deposit, unlike the Fund's shares, pays a fixed rate of interest and entitles the depositor to receive the face amount of the certificate of deposit at maturity. A bank money market deposit account is a form of savings account which pays a variable rate of interest. Unlike the Fund's shares, bank certificates of deposit and bank money market deposit accounts are insured by the Federal Deposit Insurance Corporation. A money market mutual fund is designed to maintain a constant value of $1.00 per share and, thus, a money market fund's shares are subject to less price fluctuation than the Fund's shares.


    The average rates of return of money market mutual funds, certificates of deposit and bank money market deposit accounts referred to in advertisements, supplemental sales literature or communications of the Fund will be based on rates published by the Federal Reserve Bank, Donoghues Money Fund Averages, RateGram or The Wall Street Journal.


    Information used in advertisements and in materials furnished to present and prospective shareholders may include statements or illustrations relating to the appropriateness of types of securities and/or mutual funds which may be employed to meet specific financial goals, such as (1) funding retirement, (2) paying for children's education, and (3) financially supporting aging parents. These three financial goals may be referred to in such advertisements or materials as the "Triple Squeeze."

                                    TAXES
    See "Distributions and Taxes" in the Fund's current Prospectus.


    Each series of the Trust is treated as a separate entity for Federal income tax purposes. The Fund has elected to be treated, and intends to qualify each year, as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute its net investment income (including tax-exempt income) and net realized capital gains in accordance with the timing requirements imposed by the Code, so as to avoid any Federal income or excise tax on the Fund. The Fund so qualified for its fiscal year ended August 31, 1995 (see the Notes to the Financial Statements incorporated by reference in this Statement of Additional Information). Because the Fund invests its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for the Fund to satisfy them. The Portfolio will allocate at least annually among its investors, including the Fund, each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. For purposes of applying the requirements of the Code regarding qualification as a RIC, the Fund will be deemed (i) to own its proportionate share of each of the assets of the Portfolio and (ii) to be entitled to the gross income of the Portfolio attributable to such share.

    In order to avoid Federal excise tax, the Code requires that the Fund distribute (or be deemed to have distributed) by December 31 of each calendar year at least 98% of its ordinary income (not including tax-exempt income) for such year, at least 98% of the excess of its realized capital gains over its realized capital losses, generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards, and 100% of any income from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no Federal income tax. Under current law, provided that the Fund qualifies as a RIC for Federal income tax purposes and the Portfolio is treated as a partnership for Massachusetts and Federal tax purposes, neither the Fund nor the Portfolio is liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

    The Portfolio's investment in zero coupon and certain other securities will cause it to realize income prior to the receipt of cash payments with respect to these securities. Such income will be allocated daily to interests in the Portfolio and, in order to enable the Fund to distribute its proportionate share of this income and avoid a tax payable by the Fund, the Portfolio may be required to liquidate portfolio securities that it might otherwise have continued to hold in order to generate cash that the Fund may withdraw from the Portfolio for subsequent distribution to Fund shareholders.

    Investments in lower-rated or unrated securities may present special tax issues for the Portfolio and hence for the Fund to the extent actual or anticipated defaults may be more likely with respect to such securities. Tax rules are not entirely clear about issues such as when the Portfolio may cease to accrue interest, original issue discount, or market discount; when and to what extent deductions may be taken for bad debts or worthless securities; how payments received on obligations in default should be allocated between principal and income; and whether exchanges of debt obligations in a workout context are taxable.

    Distributions by the Fund of net tax-exempt interest income that are properly designated as "exempt-interest dividends" may be treated by shareholders as interest excludable from gross income under Section 103(a) of the Code. In order for the Fund to be entitled to pay the tax-exempt interest income allocated to it by the Portfolio as exempt-interest dividends to its shareholders, the Fund must and intends to satisfy certain requirements, including the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of obligations the interest on which is exempt from regular Federal income tax. For purposes of applying this 50% requirement, the Fund will be deemed to own its proportionate share of each of the assets of the Portfolio, and the Portfolio currently intends to invest its assets in a manner such that the Fund can meet this 50% requirement. Interest on certain municipal obligations is treated as a tax preference item for purposes of the Federal alternative minimum tax. Shareholders of the Fund are required to report tax-exempt interest on their Federal income tax returns.

    From time to time proposals have been introduced before Congress for the purpose of restricting or eliminating the Federal income tax exemption for interest on certain types of municipal obligations, and it can be expected that similar proposals may be introduced in the future. Under Federal tax legislation enacted in 1986, the Federal income tax exemption for interest on certain municipal obligations was eliminated or restricted. As a result of such legislation, the availability of municipal obligations for investment by the Portfolio and the value of the securities held by the Portfolio may be affected.

    In the course of managing its investments, the Portfolio may realize some short-term and long-term capital gains (and/or losses) as a result of market transactions, including sales of portfolio securities and rights to when-issued securities and options and futures transactions. The Portfolio may also realize taxable income from certain short-term taxable obligations, securities loans, a portion of original issue discount with respect to certain stripped municipal obligations or their stripped coupons, and certain realized accrued market discount. Any distributions by the Fund of its share of such capital gains (after reduction by any capital loss carryforwards) would be taxable to shareholders of the Fund. However, it is expected that such amounts, if any, would normally be insubstantial in relation to the tax exempt interest earned by the Portfolio and allocated to the Fund. Certain distributions of the Fund declared in October, November or December and paid the following January will be taxed to shareholders as if received on December 31 of the year in which they are declared.

    The Portfolio's transactions in options and futures contracts will be subject to special tax rules that may affect the amount, timing and character of Fund distributions to shareholders. For example, certain positions held by the Portfolio on the last business day of each taxable year will be marked to market (i.e., treated as if closed out on such day), and any resulting gain or loss will generally be treated as 60% long-term and 40% short-term capital gain or loss. Certain positions held by the Portfolio that substantially diminish the Portfolio's risk of loss with respect to other positions in its portfolio may constitute "straddles," which are subject to tax rules that may cause deferral of Portfolio losses, adjustments in the holding period of Portfolio securities and conversion of short-term into long-term capital losses. The Portfolio may have to limit its activities in options and futures contracts in order to enable the Fund to maintain its qualification as a RIC.

    Any loss realized upon the sale or exchange of shares of the Fund with a tax holding period of 6 months or less will be treated as a long-term capital loss to the extent of any distribution of net long-term capital gains with respect to such shares. Any loss realized on the sale or exchange of shares which have been held for tax purposes for 6 months or less (or such shorter period as may be prescribed by Treasury regulations) will be disallowed to the extent the shareholder has received tax-exempt interest with respect to such shares. In addition, a loss realized on a redemption of Fund shares will be disallowed to the extent the shareholder acquired other Fund shares within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date.

    Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number and certain required certifications, as well as shareholders with respect to whom the Fund has received notification from the Internal Revenue Service or a broker, may be subject to "backup" withholding of Federal income tax from the Fund's dividends and distributions and the proceeds of redemptions (including repurchases and exchanges), at a rate of 31%. An individual's taxpayer identification number is generally his or her social security number.

    Non-resident alien individuals and certain foreign corporations and other foreign entities generally will be subject to a U.S. withholding tax at a rate of 30% on the Fund's distributions from its ordinary income and the excess of its net short-term capital gain over its net long-term capital loss, unless the tax is reduced or eliminated by an applicable tax treaty. Distributions from the excess of the Fund's net long-term capital gain over its net short-term capital loss received by such shareholders and any gain from the sale or other disposition of shares of the Fund generally will not be subject to U.S. Federal income taxation, provided that non-resident alien status has been certified by the shareholder. Different U.S. tax consequences may result if the shareholder is engaged in a trade or business in the United States, is present in the United States for a sufficient period of time during a taxable year to be treated as a U.S. resident, or fails to provide any required certifications regarding status as a non-resident alien investor. Foreign shareholders should consult their tax advisers regarding the U.S. and foreign tax consequences of an investment in the Fund.

    The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the state, local or foreign tax consequences of investing in the Fund.


                            PRINCIPAL UNDERWRITER
    Under the Distribution Agreement the Principal Underwriter acts as principal in selling shares of the Fund. The expenses of printing copies of prospectuses used to offer shares to financial service firms or investors and other selling literature and of advertising is borne by the Principal Underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its shares under federal and state securities laws is borne by the Fund. In addition, the Fund makes payments to the Principal Underwriter pursuant to its Distribution Plan as described in the Fund's current Prospectus; the provisions of the plan relating to such payments are included in the Distribution Agreement. The Distribution Agreement is renewable annually by the Trust's Board of Trustees (including a majority of its Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Fund's Distribution Plan or the Distribution Agreement), may be terminated on sixty days' notice either by such Trustees or by vote of a majority of the outstanding voting securities of the Fund or on six months' notice by the Principal Underwriter and is automatically terminated upon assignment. The Principal Underwriter distributes Fund shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold. The Fund has authorized the Principal Underwriter to act as its agent in repurchasing shares at the rate of $2.50 for each repurchase transaction handled by the Principal Underwriter. The Principal Underwriter estimates that the expenses incurred by it in acting as repurchase agent for the Fund will exceed the amounts paid therefor by the Fund. For the amount paid by the Fund to the Principal Underwriter for acting as repurchase agent, see "Fees and Expenses" in the Fund's Part II.


                              DISTRIBUTION PLAN
    The Distribution Plan (the "Plan") is described in the prospectus and is designed to meet the requirements of Rule 12b-1 under the 1940 Act and the sales charge rule of the National Association of Securities Dealers, Inc. (the "NASD Rule"). The purpose of the Plan is to compensate the Principal Underwriter for its distribution services and facilities provided to the Fund by paying the Principal Underwriter sales commissions and a separate distribution fee in connection with sales of Fund shares. The following supplements the discussion of the Plan contained in the Fund's prospectus.

    The amount payable by the Fund to the Principal Underwriter pursuant to the Plan as sales commissions and distribution fees with respect to each day will be accrued on such day as a liability of the Fund and will accordingly reduce the Fund's net assets upon such accrual, all in accordance with generally accepted accounting principles. The amount payable on each day is limited to 1/365 of
 .75% of the Fund's net assets on such day. The level of the Fund's net assets changes each day and depends upon the amount of sales and redemptions of Fund shares, the changes in the value of the investments made by its corresponding Portfolio, the expenses of the Fund and of its corresponding Portfolio accrued and allocated to the Fund on such day, income on portfolio investments of its corresponding Portfolio accrued and allocated to the Fund on such day, and any dividends and distributions declared on Fund shares. The Fund does not accrue possible future payments as a liability of the Fund or reduce the Fund's current net assets in respect of unknown amounts which may become payable under the Plan in the future because the standards for accrual of such a liability under accounting principles have not been satisfied.

    The Plan provides that the Fund will receive all contingent deferred sales charges and will make no payments to the Principal Underwriter in respect of any day on which there are no outstanding Uncovered Distribution Charges of the Principal Underwriter. Contingent deferred sales charges and accrued amounts will be paid by the Fund to the Principal Underwriter whenever there exist Uncovered Distribution Charges under the Fund's Plan.

    Periods with a high level of sales of Fund shares accompanied by a low level of early redemptions of Fund shares resulting in the imposition of contingent deferred sales charges will tend to increase the time during which there will exist Uncovered Distribution Charges of the Principal Underwriter. Conversely, periods with a low level of sales of Fund shares accompanied by a high level of early redemptions of Fund shares resulting in the imposition of contingent deferred sales charges will tend to reduce the time during which there will exist Uncovered Distribution Charges of the Principal Underwriter.

    In calculating daily the amount of uncovered distribution charges, distribution charges will include the aggregate amount of sales commissions and distribution fees theretofore paid plus the aggregate amount of sales commissions and distribution fees which the Principal Underwriter is entitled to be paid under the Plan since its inception. Payments theretofore paid or payable under the Plan by the Fund to the Principal Underwriter and contingent deferred sales charges theretofore paid or payable to the Principal Underwriter will be subtracted from such distribution charges; if the result of such subtraction is positive, a distribution fee (computed at 1% over the prime rate then reported in The Wall Street Journal) will be computed on such amount and added thereto, with the resulting sum constituting the amount of outstanding Uncovered Distribution Charges with respect to such day. The amount of outstanding Uncovered Distribution Charges of the Principal Underwriter calculated on any day does not constitute a liability recorded on the financial statements of the Fund.

    The amount of Uncovered Distribution Charges of the Principal Underwriter at any particular time depends upon various changing factors, including the level and timing of sales of Fund shares, the nature of such sales (i.e., whether they result from exchange transactions, reinvestments or from cash sales through Authorized Firms), the level and timing of redemptions of Fund shares upon which a contingent deferred sales charge will be imposed, the level and timing of redemptions of Fund shares upon which no contingent deferred sales charge will be imposed (including redemptions involving exchanges of Fund shares for shares of another fund in the Eaton Vance Marathon Group of Funds which result in a reduction of Uncovered Distribution Charges), changes in the level of the net assets of the Fund, and changes in the interest rate used in the calculation of the distribution fee under the Plan.


    As currently implemented by the Trustees, the Fund's Plan authorizes payments of sales commissions and distribution fees to the Principal Underwriter and service fees to the Principal Underwriter and Authorized Firms which may be equivalent, on an aggregate basis during any fiscal year of the Fund, to .95% of the Fund's average daily net assets for such year. For the sales commission and service fee payments made by the Fund and the outstanding Uncovered Distribution Charges of the Principal Underwriter, see "Fees and Expenses -- Distribution Plan" in the Fund's Part II of this SAI. The Fund believes that the combined rate of all these payments may be higher than the rate of payments made under distribution plans adopted by other investment companies pursuant to Rule 12b-1. Although the Principal Underwriter will use its own funds (which may be borrowed from banks) to pay sales commissions at the time of sale, it is anticipated that the Eaton Vance organization will profit by reason of the operation of the Plan through an increase in the Fund's assets (thereby increasing the advisory fee payable to BMR by the Portfolio) resulting from sale of Fund shares and through amounts paid to the Principal Underwriter, including contingent deferred sales charges pursuant to the Plan. The Eaton Vance organization may be considered to have realized a profit under the Plan if at any point in time the aggregate amounts theretofore received by the Principal Underwriter pursuant to the Plan and from contingent deferred sales charges have exceeded the total expenses theretofore incurred by such organization in distributing shares of the Fund. Total expenses for this purpose will include an allocable portion of the overhead costs of such organization and its branch offices, which costs will include without limitation leasing expense, depreciation of building and equipment, utilities, communication and postage expense, compensation and benefits of personnel, travel and promotional expense, stationery and supplies, literature and sales aids, interest expense, data processing fees, consulting and temporary help costs, insurance, taxes other than income taxes, legal and auditing expense and other miscellaneous overhead items. Overhead is calculated and allocated for such purpose by the Eaton Vance organization in a manner deemed equitable to the Fund.


    The Plan provides that it shall continue in effect for so long as such continuance is approved at least annually by the vote of both a majority of (i) the Trustees of the Trust who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the "Rule 12b-1 Trustees") and (ii) all of the Trustees then in office, and the Distribution Agreement contains a similar provision. The Plan and Distribution Agreement may be terminated at any time by a vote of a majority of the Rule 12b-1 Trustees or by a vote of a majority of the outstanding voting securities of the Fund. The provisions of the Plan relating to payments of sales commissions and distribution fees to the Principal Underwriter are also included in the Distribution Agreement between the Trust on behalf of the Fund and the Principal Underwriter. Under the Plan the President or a Vice President of the Trust shall provide to the Trustees for their review, and the Trustees shall review at least quarterly, a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the payments described therein without approval of the shareholders of the Fund, and all material amendments of the Plan must also be approved by the Trustees as required by Rule 12b-1. So long as the Plan is in effect, the selection and nomination of the Trustees who are not interested persons of the Trust shall be committed to the discretion of the Trustees who are not such interested persons.

    The Trustees believe that the Plan will be a significant factor in the growth of the Fund's assets, resulting in increased investment flexibility and advantages which will benefit the Fund and its shareholders. Payments for sales commissions and distribution fees made to the Principal Underwriter under the Plan will compensate the Principal Underwriter for its services and expenses in distributing shares of the Fund. Service fee payments made to the Principal Underwriter and Authorized Firms under the Plan provide incentives to provide continuing personal services to investors and the maintenance of shareholder accounts. By providing incentives to the Principal Underwriter and Authorized Firms, the Plan is expected to result in the maintenance of, and possible future growth in, the assets of the Fund. Based on the foregoing and other relevant factors, the Trustees have determined that in their judgment there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders.

                       PORTFOLIO SECURITY TRANSACTIONS
    Decisions concerning the execution of portfolio security transactions, including the selection of the market and the executing firm, are made by BMR. BMR is also responsible for the execution of transactions for all other accounts managed by it.

    BMR places the portfolio security transactions of the Portfolio and of all other accounts managed by it for execution with many firms. BMR uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous to the Portfolio and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, BMR will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the executing firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the reasonableness of the spread or commission, if any. Municipal obligations, including State obligations, purchased and sold by the Portfolio are generally traded in the over-the-counter market on a net basis (i.e., without commission) through broker-dealers and banks acting for their own account rather than as brokers, or otherwise involve transactions directly with the issuer of such obligations. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market for such obligations, and the difference between the bid and asked price is customarily referred to as the spread. The Portfolio may also purchase municipal obligations from underwriters, the cost of which may include undisclosed fees and concessions to the underwriters. While it is anticipated that the Portfolio will not pay significant brokerage commissions in connection with such portfolio security transactions, on occasion it may be necessary or appropriate to purchase or sell a security through a broker on an agency basis, in which case the Portfolio will incur a brokerage commission. Although spreads or commissions on portfolio security transactions will, in the judgment of BMR, be reasonable in relation to the value of the services provided, spreads or commissions exceeding those which another firm might charge may be paid to firms who were selected to execute transactions on behalf of the Portfolio and BMR's other clients for providing brokerage and research services to BMR.

    As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction on behalf of the Portfolio may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if BMR determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided. This determination may be made on the basis of either that particular transaction or on the basis of overall responsibilities which BMR and its affiliates have for accounts over which they exercise investment discretion. In making any such determination, BMR will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the commission should be related to such services. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the "Research Services" referred to in the next paragraph.

    It is a common practice of the investment advisory industry and of the advisers of investment companies, institutions and other investors to receive research, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities ("Research Services") from broker-dealer firms which execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, BMR receives Research Services from many broker-dealer firms with which BMR places the Portfolio transactions and from third parties with which these broker-dealers have arrangements. These Research Services include such matters as general economic and market reviews, industry and company reviews, evaluations of securities and portfolio strategies and transactions and recommendations as to the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by BMR in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to BMR in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The advisory fee paid by the Portfolio is not reduced because BMR receives such Research Services. BMR evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and attempts to allocate sufficient commissions to such firms to ensure the continued receipt of Research Services which BMR believes are useful or of value to it in rendering investment advisory services to its clients.

    Subject to the requirement that BMR shall use its best efforts to seek and execute portfolio security transactions at advantageous prices and at reasonably competitive spreads or commission rates, BMR is authorized to consider as a factor in the selection of any firm with whom portfolio orders may be placed the fact that such firm has sold or is selling shares of the Fund or of other investment companies sponsored by BMR or Eaton Vance. This policy is not inconsistent with a rule of the National Association of Securities Dealers, Inc., which rule provides that no firm which is a member of the Association shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.


    Municipal obligations considered as investments for the Portfolio may also be appropriate for other investment accounts managed by BMR or its affiliates. BMR will attempt to allocate equitably portfolio security transactions among the Portfolio and the portfolios of its other investment accounts purchasing municipal obligations whenever decisions are made to purchase or sell securities by the Portfolio and one or more of such other accounts simultaneously. In making such allocations, the main factors to be considered are the respective investment objectives of the Portfolio and such other accounts, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment by the Portfolio and such accounts, the size of investment commitments generally held by the Portfolio and such accounts and the opinions of the persons responsible for recommending investments to the Portfolio and such accounts. While this procedure could have a detrimental effect on the price or amount of the securities available to the Portfolio from time to time, it is the opinion of the Trustees of the Trust and the Portfolio that the benefits available from the BMR organization outweigh any disadvantage that may arise from exposure to simultaneous transactions. For the brokerage commissions paid by the Portfolio on portfolio transactions, see "Fees and Expenses" in the Fund's Part II of this SAI.

                              OTHER INFORMATION
    Eaton Vance, pursuant to its agreement with the Trust, controls the use of the words "Eaton Vance" and "EV" in the Fund's name and may use the words "Eaton Vance" and "EV" in other connections and for other purposes.

    The Trust is organized as a Massachusetts business trust. As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust's by-laws, the Trustees shall continue to hold office and may appoint successor Trustees.


    The Trust's By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him from that office either by a written declaration filed with the Trust's custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.

    The Trust's Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable Federal or state laws or regulations. The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or
(2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

    The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law; but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. In addition, the By-Laws of the Trust provide that no natural person shall serve as a Trustee of the Trust after the holders of record of not less than two-thirds of the outstanding shares have declared that he be removed from office either by declaration in writing filed with the custodian of the assets of the Trust or by votes cast in person or by proxy at a meeting called for the purpose.

    In accordance with the Declaration of Trust of the Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio's Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.

    The Declaration of Trust of the Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding interest have removed him from that office either by a written declaration filed with the Portfolio's custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such a meeting.

    The right to redeem shares of the Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the Commission, or during any emergency as determined by the Commission which makes it impracticable for the Portfolio to dispose of its securities or value its assets, or during any other period permitted by order of the Commission for the protection of investors.

                   INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
     Deloitte & Touche LLP, 125 Summer Street, Boston, Massachusetts, are the independent certified public accountants of the Fund and the Portfolio, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the Securities and Exchange Commission.


                             FINANCIAL STATEMENTS
    The financial statements of the Fund and the Portfolio, which are included in the Fund's Annual Report to Shareholders, are incorporated by reference into this Statement of Additional Information and have been so incorporated in reliance on the report of Deloitte & Touche LLP, independent certified public accountants, as experts in accounting and auditing. A copy of the Annual Report accompanies this SAI.

                                    APPENDIX


                      DESCRIPTION OF SECURITIES RATINGS+

                         MOODY'S INVESTORS SERVICE, INC.

MUNICIPAL BONDS
Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than the Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

-----------------------
+The ratings indicated herein are believed to be the most recent ratings available at the date of this Statement of Additional Information for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which would be given to these securities on the date of the Portfolio's fiscal year end.

ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

    1. An application for rating was not received or accepted.

    2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

    3. There is a lack of essential data pertaining to the issue or issuer.

    4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

NOTE: Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

MUNICIPAL SHORT-TERM OBLIGATIONS

RATINGS: Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or (MIG). Such rating recognizes the differences between short term credit risk and long term risk. Factors effecting the liquidity of the borrower and short term cyclical elements are critical in short term ratings, while other factors of major importance in bond risk, long term secular trends for example, may be less important over the short run.

A short term rating may also be assigned on an issue having a demand feature, variable rate demand obligation (VRDO). Such ratings will be designated as VMIG1, SG or if the demand feature is not rated, NR. A short term rating on issues with demand features are differentiated by the use of the VMIG1 symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met.

COMMERCIAL PAPER

Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of 365 days.

Issuers (or supporting institutions) rated Prime-1 or P-1 have a superior ability for repayment of senior short-term debt obligations. Prime-1 or P-1 repayment ability will often be evidenced by many of the following characteristics:

    -- Leading market positions in well established industries.

    -- High rates of return on funds employed.

    -- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

    -- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

    -- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2

Issuers (or supporting institutions) rated Prime-2 (P-2) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3

Issuers (or supporting institutions) rated Prime-3 (P-3) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.
Adequate alternate liquidity is maintained.

                       STANDARD & POOR'S RATINGS GROUP

INVESTMENT GRADE

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC: Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC: The rating CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.

C: The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

C1: The Rating C1 is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

PLUS (+) OR MINUS (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

p: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

L: The letter "L" indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is insured by the Federal Deposit Insurance Corp. and interest is adequately collateralized. In the case of certificates of deposit, the letter "L" indicates that the deposit, combined with other deposits being held in the same right and capacity, will be honored for principal and accrued pre-default interest up to the federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

NR: NR indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

MUNICIPAL NOTES

S&P note ratings reflect the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

    -- Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

    -- Sources of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

Note rating symbols are as follows:

    SP-1: Strong capacity to pay principal and interest. Those issues determined to possess very strong characteristics will be given a plus(+) designation.

    SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

    SP-3: Speculative capacity to pay principal and interest.

COMMERCIAL PAPER

Standard & Poor's commercial paper ratings are a current assessments of the likelihood of timely payment of debts considered short-term in the relevant market.

    A: Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

    A-1: This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

    A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

    A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

    B: Issues rated "B" are regarded as having only speculative capacity for timely payment.

    C: This rating is assigned to short term debt obligations with doubtful capacity for payment.

    D: Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period had not expired, unless S&P believes that such payments will be made during such grace period.

                        FITCH INVESTORS SERVICE, INC.

INVESTMENT GRADE BOND RATINGS

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".

A: Bonds considered to be investment grade and of high credit quality. The obligors ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

HIGH YIELD BOND RATINGS

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified that could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

PLUS (+) OR MINUS (-): The ratings from AA to C may be modified by the addition of a plus or minus sign to indicate the relative position of a credit within the rating category.

NR: Indicates that Fitch does not rate the specific issue.

CONDITIONAL: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

INVESTMENT GRADE SHORT-TERM RATINGS

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Stong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+".

F-2: Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" categories.

F-3: Fair Credit Quality. Issues carrying this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse change could cause these securities to be rated below investment grade.

                               * * * * * * * *

NOTES: Bonds which are unrated expose the investor to risks with respect to capacity to pay interest or repay principal which are similar to the risks of lower-rated speculative bonds. The Portfolio is dependent on the Investment Adviser's judgment, analysis and experience in the evaluation of such bonds.

    Investors should note that the assignment of a rating to a bond by a rating service may not reflect the effect of recent developments on the issuer's ability to make interest and principal payments.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II


    This Part II provides information about EV MARATHON ALABAMA MUNICIPALS FUND. The investment objective of the Fund is to provide current income exempt from regular federal income tax and Alabama State personal income taxes. The Fund currently seeks to achieve its investment objective by investing its assets in the Alabama Municipals Portfolio (the "Portfolio").


                            RISKS OF CONCENTRATION
    The following information as to certain Alabama considerations is given to investors in view of the Portfolio's policy of concentrating its investments in Alabama issuers. Such information supplements the information in the Prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of Alabama issuers. Neither the Trust nor the Portfolio has independently verified this information.

    Alabama's business cycle is closely related to the national economy, due to its manufacturing based economy. The State's economy has changed little in the past few years. Growth in machinery, aerospace and electronic manufacturing have become increasingly important to the State. The present movement toward diversification of the State's manufacturing base and a similar trend toward enlargement and diversification of the service industries are expected to lead to increased stability. With its strong natural gas and oil deposits, Alabama is well positioned in energy markets. An important factor affecting the economy is the State owned Port of Mobile which primarily handles coal exports and serves as a major Gulf Coast port. The Port of Mobile is one of the nation's busiest ports in tons of cargo handled.

    Although manufacturing remains the largest employment sector, the State economy has become less dependent on manufacturing. Strong growth in the service and wholesale/retail trade sectors combined with a weakening manufacturing sector has enabled the economy to become more diverse. However, its reliance on the manufacturing sector remains significantly greater than the national average. In the past several years, the loss of manufacturing jobs has been primarily as a result of weakness in the durable good sector. Overall, non-agricultural employment has steadily grown during the past five years.

    For March 1994, according to the Bureau of Labor Statistics, the seasonally adjusted unemployment rate for the State was 6.5% of the labor force, as compared with an unemployment rate of 6.5% for the United States. As of 1991, the State's wealth levels were among the lowest in the nation with its per capita 80.9% of the national average.

                              FEES AND EXPENSES
INVESTMENT ADVISER
    As of August 31, 1995, the Portfolio had net assets of $118,486,053. For the fiscal year ended August 31, 1995, the Portfolio paid BMR advisory fees of $466,320 (equivalent to 0.40% of the Portfolio's average daily net assets for such year). For the eleven months ended August 31, 1994, the Portfolio paid BMR advisory fees of $373,047 (equivalent to 0.38% (annualized) of the Portfolio's average daily net assets for such period). For the period from the Portfolio's start of business, February 1, 1993, to the fiscal year ended September 30, 1993, the Portfolio paid BMR advisory fees of $123,740 (equivalent to 0.31% (annualized) of the Portfolio's average daily net assets for such period). The Portfolio's Investment Advisory Agreement with BMR is dated October 13, 1992 and remains in effect until February 28, 1996. The Agreement may be continued as described under "Investment Adviser and Administrator" in Part I of this Statement of Additional Information.

    Prior to February 1, 1993 (when the Fund transferred its assets to the Portfolio in exchange for an interest in the Portfolio), the Fund retained Eaton Vance as its investment adviser. For the period from October 1, 1992 to February 1, 1993, Eaton Vance would have earned, absent a fee reduction, advisory fees of $18,696 (equivalent to 0.20% (annualized) of the Fund's average daily net assets for such period). To enhance the net income of the Fund, Eaton Vance made a reduction of the full amount of its advisory fee.


DISTRIBUTION PLAN
    The Distribution Plan and Distribution Agreement remain in effect until April 28, 1996 and may be continued as described under "Distribution Plans" in
Part I of this Statement of Additional Information. Pursuant to Rule 12b-1, the Plan has been approved by the Fund's shareholders and by the Board of Trustees of the Trust, as required by Rule 12b-1. During the fiscal year ended August 31, 1995, the Principal Underwriter paid sales commissions of $335,469 to Authorized Firms on sales of Fund shares. During the same period, the Fund made sales commission payments under the Plan to the Principal Underwriter aggregating $788,932, which amount reduced Uncovered Distribution Charges. During such period, contingent deferred sales charges aggregating approximately $328,036 were imposed on early redeeming shareholders and paid to the Principal Underwriter to reduce Uncovered Distribution Charges. As at August 31, 1995, the outstanding Uncovered Distribution Charges of the Principal Underwriter calculated under the Plan amounted to approximately $4,287,434 (which amount was equivalent to 3.9% of the Fund's net assets on such date). During the fiscal year ended August 31, 1995, the Fund paid service fee payments under the Plan aggregating $138,675, of which $138,285 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter.


PRINCIPAL UNDERWRITER
    For the fiscal year ended August 31, 1995, the Fund paid the Principal Underwriter $977.50 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each such transaction).


CUSTODIAN
    For the fiscal year ended August 31, 1995, the Fund paid IBT $5,850 and the Portfolio paid IBT $16,491.


BROKERAGE
    For the fiscal year ended August 31, 1995, the eleven months ended August 31, 1994, and for the period from the start of business, February 1, 1993, to the fiscal year ended September 30, 1993, the Portfolio paid no brokerage commissions on portfolio transactions. For the period from October 1, 1992 to February 1, 1993 (when the Fund transferred its assets to the Portfolio), and for the period from the start of business, May 1, 1992, to the fiscal year ended September 30, 1992, the Fund paid no brokerage commissions on portfolio transactions.


TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended August 31, 1995, the noninterested Trustees of the Trust and the Portfolio received the following compensation in their capacities as Trustees from the Fund and the Portfolio, and, for the year ended September 30, 1995, earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex(1):


                                 AGGREGATE      AGGREGATE     TOTAL COMPENSATION
                                COMPENSATION   COMPENSATION     FROM TRUST AND
  NAME                            FROM FUND   FROM PORTFOLIO     FUND COMPLEX
  ----                          ------------  --------------  -----------------
  Donald R. Dwight .........       $583          $1,563(2)        $135,000(4)
  Samuel L. Hayes, III .....        561           1,608(3)         150,000(5)
  Norton H. Reamer .........        550           1,631            135,000
  John L. Thorndike ........        558           1,718            140,000
  Jack L. Treynor ..........        602           1,647            140,000

(1) The Eaton Vance fund complex consists of 211 registered investment companies or series thereof.
(2)  Includes $393 of deferred compensation.
(3)  Includes $517 of deferred compensation.
(4)  Includes $35,000 of deferred compensation.
(5)  Includes $33,750 of deferred compensation.




                        ADDITIONAL OFFICER INFORMATION
    In addition to the officers of the Portfolio listed under "Officers of the Trust and the Portfolio" in Part I of this Statement of Additional Information, Timothy T. Browse (36) is a Vice President of the Portfolio. Mr. Browse has served as a Vice President of the Portfolio since June 19, 1995. Mr. Browse has been a Vice President of BMR and Eaton Vance since 1993 and an employee of Eaton Vance since 1992. Mr. Browse is an officer of various investment companies managed by Eaton Vance or BMR. Prior to joining Eaton Vance, Mr. Browse was a Municipal Bond Trader -- Fidelity Management & Research Company (1987-1992).

                           PERFORMANCE INFORMATION
    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Fund covering the life of the Fund from May 1, 1992 through August 31, 1995 and for the one year period ended August 31, 1995.

                                                   VALUE OF A $1,000 INVESTMENT


                                                                                 TOTAL RETURN                  TOTAL RETURN
                                       VALUE BEFORE DE-  VALUE AFTER DE-      BEFORE DEDUCTING              AFTER DEDUCTING
                                       DUCTING THE CON-  DUCTING THE CON- THE CONTINGENT DEFERRED       THE CONTINGENT DEFERRED
                                       TINGENT DEFERRED  TINGENT DEFERRED        SALES CHARGE                 SALES CHARGE**
  INVESTMENT    INVESTMENT  AMOUNT OF    SALES CHARGE     SALES CHARGE**  --------------------------  --------------------------
    PERIOD         DATE    INVESTMENT     ON 8/31/95       ON 8/31/95      CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
------------    ---------- -----------  ---------------  ---------------  ------------  ------------  ------------  ------------
Life of
the Fund***      5/1/92*     $1,000        $1,242.75        $1,212,75         24.28%        6.72%         21.28%         5.95
1 Year
Ended
8/31/95          8/31/94     $1,000        $1,073.81        $1,023.81          7.38%        7.38%          2.38%         2.38%

     Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.
----------

  * Investment operations began on May 1, 1992.
 ** No contingent deferred sales charge is imposed on certain redemptions. See the Fund's current Prospectus.
*** If a portion of the Portfolio's and/or the Fund's expenses had not been subsidized, the Fund would have had lower returns.

    For the thirty-day period ended August 31, 1995, the yield of the Fund was 4.53%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 4.53% would be 6.91%, assuming a combined federal and State tax rate of 34.45%.

    The Fund's distribution rate (calculated on August 31, 1995 and based on the Fund's monthly distribution paid August 15, 1995 was 4.65% and the Fund's effective distribution rate (calculated on the same date and based on the same monthly distribution) was 4.75%.

    See the Tax Equivalent Yield Table in this Part II for information concerning applicable tax rates and income brackets.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

    As at October 15, 1995, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of October 15, 1995, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL was the record owner of approximately 34.63% of the outstanding shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.


                              OTHER INFORMATION
    The Trust, which is a Massachusetts business trust established in 1985, was originally called Eaton Vance High Yield Municipals Trust. The Trust changed its name to Eaton Vance Municipals Trust on January 7, 1991. The Fund changed its name from Eaton Vance Alabama Tax Free Fund to EV Marathon Alabama Tax Free Fund on February 1, 1994. The Fund changed its name from EV Marathon Alabama Tax Free Fund to EV Marathon Alabama Municipals Fund on January 1, 1996.

                          TAX EQUIVALENT YIELD TABLE
    The table below gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7% under the regular federal income tax and Alabama State income tax laws and tax rates applicable for 1995.

                                                                A FEDERAL AND ALABAMA STATE
                                                                    TAX-EXEMPT YIELD OF:
                                      COMBINED      ------------------------------------------------------
  SINGLE RETURN        JOINT RETURN  FEDERAL AND      4%    4.5%     5%     5.5%    6%     6.5%     7%
------------------------------------- AL STATE      ------------------------------------------------------
            (TAXABLE INCOME)*        TAX BRACKET+        Is equivalent to a fully taxable yield of:
----------------------------------------------------------------------------------------------------------
   Up to $ 23,350     Up to $ 39,000    19.25%      4.95%   5.57%   6.19%   6.81%  7.43%   8.05%   8.67%
$ 23,351-  56,550  $ 39,001-  94,250    31.60%      5.85    6.58    7.31    8.04   8.77    9.50   10.23
$ 56,551- 117,950  $ 94,251- 143,600    34.45%      6.10    6.86    7.63    8.39   9.15    9.92   10.68
$117,951- 256,500  $143,601- 256,500    39.20%      6.58    7.40    8.22    9.05   9.87   10.69   11.51
    Over $256,500      Over $256,500    42.62%      6.97    7.84    8.71    9.59  10.46   11.33   12.20
----------------------------------------------------------------------------------------------------------

*Net amount subject to federal and Alabama personal income tax after deductions and exemptions.

+The first tax bracket is calculated using the highest Alabama tax rate within the bracket. Taxpayers with taxable income within this bracket may have a lower combined bracket and taxable equivalent yield than indicated above. The combined tax rates assume that Alabama taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. The applicable federal tax rates within the brackets set forth above are 15%, 28%, 31%, 36% and 39.6% over the same ranges of income. The assumed Alabama State income tax rate is 5%.

Note: The federal income tax portion of above-indicated combined income tax brackets does not take into account the effect of a reduction in the deductibility of itemized deductions (including Alabama State income taxes) for taxpayers with Adjusted Gross Income in excess of $114,700. The tax brackets also do not show the effects of phase out of personal exemptions for single filers with Adjusted Gross Income in excess of $114,700 and joint filers with Adjusted Gross Income in excess of $172,050. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above.

Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield. No assurance can be given that EV Marathon Alabama Municipals Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations, the interest from which is exempt from the regular federal income tax and Alabama personal income taxes, other income received by the Portfolio and allocated to the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions except for Alabama personal income taxes. It should also be noted that the interest earned on certain "private activity" bonds issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the federal alternative minimum tax. The illustrations assume that the federal alternative minimum tax is not applicable and do not take into account any tax credits that may be available.

The information set forth above is as of the date of this Statement of Additional Information. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above. Investors should consult their tax adviser for additional information.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II

    This Part II provides information about EV MARATHON ARKANSAS MUNICIPALS FUND. The investment objective of the Fund is to provide current income exempt from regular federal income tax and Arkansas State personal income taxes. The Fund currently seeks to achieve its investment objective by investing its assets in the Arkansas Municipals Portfolio (the "Portfolio").

                            RISKS OF CONCENTRATION
    The following information as to certain Arkansas considerations is given to investors in view of the Portfolio's policy of concentrating its investments in Arkansas issuers. Such information supplements the information in the Prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of Arkansas issuers. Neither the Trust nor the Portfolio has independently verified this information.

    The Constitution of the State does not limit the amount of general obligation bonds which may be issued by the State; however, no such bonds may be issued unless approved by the voters of the State at a general election or a special election held for that purpose. There is no constitutional limitation on the aggregate principal amount of revenue bonds that may be issued by the State and its agencies. All revenue bonds and notes are secured only by specific revenue streams and neither the general revenues of the State nor its full faith and credit are pledged to repayment.

    Pursuant to the Revenue Stabilization Law, the General Assembly must enact legislation to provide for an allotment process of funding appropriations in order to comply with State law prohibiting deficit spending whereby spending is limited to actual revenues received by the State. The Governor may restrict spending to a level below the level of appropriations. Pursuant to the Stabilization Act, the General Assembly establishes five levels of priority for general revenue spending, levels "A," "B," "B-1," "C" and "C-1". Successive levels of appropriations are funded only in the event sufficient revenues have been generated to fully fund any prior level. Accordingly, appropriations made to programs and agencies are only maximum authorizations to spend. Actual expenditures are limited to the lesser of (i) moneys flowing into a program or agency's fund maintained by the Treasurer or (ii) the maximum appropriation by the General Assembly. Since State revenues are not collected throughout the year in a pattern consistent with program and agency expenditures, a budget revolving fund, which receives interest earnings from State fund investments, has been established and is utilized to assure proper cash flow during any period. One-half of all moneys deposited into the budget revolving fund ultimately are utilized to supplement the State's capital construction program and the balance is distributed to programs and agencies funded from general revenues.

    The State operates under a biennial budgeting system with July 1, 1995 beginning the current biennium. The State ended fiscal 1994 in balance as required by the Revenue Stabilization Act. Net available general revenue growth for fiscal 1994 was 9%.

                              FEES AND EXPENSES
INVESTMENT ADVISER
    As of August 31, 1995, the Portfolio had net assets of $81,535,002. For the fiscal year ended August 31, 1995, the Portfolio paid BMR advisory fees of $296,231 (equivalent to 0.37% of the Portfolio's average daily net assets for such year). For the period from the Portfolio's start of business, February 1, 1994, to the fiscal year ended August 31, 1994, absent a fee reduction, the Portfolio would have paid BMR advisory fees of $172,691 (equivalent to 0.38% (annualized) of the Portfolio's average daily net assets for such period). To enhance the net income of the Portfolio, BMR made a reduction of its advisory fee in the amount of $88,417. The Portfolio's Investment Advisory Agreement with BMR is dated February 1, 1994 and remains in effect until February 28, 1996. The Agreement may be continued as described under "Investment Adviser and Administrator" in Part I of this Statement of Additional Information.

    Prior to February 1, 1994 (when the Fund transferred its assets to the Portfolio in exchange for an interest in the Portfolio), the Fund retained Eaton Vance as its investment adviser. For the period from October 1, 1993 to February 1, 1994, absent a fee reduction, the Fund would have paid Eaton Vance advisory fees of $71,529 (equivalent to 0.21% (annualized) of the Fund's average daily net assets for such period). To enhance the net income of the Fund, Eaton Vance made a reduction of the full amount of its advisory fee. For the period from the start of business, October 2, 1992 to the fiscal year ended September 30, 1993, Eaton Vance would have earned, absent a fee reduction, advisory fees of $57,831 (equivalent to 0.22% (annualized) of the Fund's average daily net assets for such period). To enhance the net income of the Fund, Eaton Vance made a reduction of the full amount of its advisory fee and Eaton Vance was allocated a portion of the expenses related to the operation of the Fund in the amount of $81,380.

DISTRIBUTION PLAN
    The Distribution Plan and Distribution Agreement remain in effect until April 28, 1996 and may be continued as described under "Distribution Plan" in
Part I of this Statement of Additional Information. Pursuant to Rule 12b-1, the Plan has been approved by the Fund's shareholders and by the Board of Trustees of the Trust, as required by Rule 12b-1. During the fiscal year ended August 31, 1995, the Principal Underwriter paid sales commissions of $239,454 to Authorized Firms on sales of Fund shares. During the same period, the Fund made sales commission payments under the Plan to the Principal Underwriter aggregating $602,799, which amount reduced Uncovered Distribution Charges. During such period, contingent deferred sales charges aggregating approximately $312,000 were imposed on early redeeming shareholders and paid to the Principal Underwriter to reduce Uncovered Distribution Charges. As at August 31, 1995, the outstanding Uncovered Distribution Charges of the Principal Underwriter calculated under the Plan amounted to approximately $3,364,000 (which amount was equivalent to 4.2% of the Fund's net assets on such date). During the fiscal year ended August 31, 1995, the Fund paid service fee payments under the Plan aggregating $98,771, of which $97,696 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter.


PRINCIPAL UNDERWRITER
    For the fiscal year ended August 31, 1995, the Fund paid the Principal Underwriter $800 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each such transaction).

CUSTODIAN
    For the fiscal year ended August 31, 1995, the Fund paid IBT $6,162 and the Portfolio paid IBT $23,999.

BROKERAGE
    For the fiscal year ended August 31, 1995, and for the period from the start of business, February 1, 1994, to the fiscal year ended August 31, 1994, the Portfolio paid no brokerage commissions on portfolio transactions. For the period from October 1, 1993 to February 1, 1994 (when the Fund transferred its assets to the Portfolio), and for the period from the start of business, October 2, 1992 to the fiscal year ended September 30, 1993, the Fund paid no brokerage commissions on portfolio transactions.


TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfoio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended August 31, 1995, the noninterested Trustees of the Trust and the Portfolio received the following compensation in their capacities as Trustees from the Fund and the Portfolio, and, for the year ended September 30, 1995, earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex(1):

                            AGGREGATE       AGGREGATE      TOTAL COMPENSATION
                           COMPENSATION    COMPENSATION      FROM TRUST AND
NAME                        FROM FUND     FROM PORTFOLIO      FUND COMPLEX
----                      --------------  --------------  --------------------
Donald R. Dwight .......       $333           $1,164(2)         $135,000(4)
Samuel L. Hayes, III ...        322            1,222(3)          150,000(5)
Norton H. Reamer .......        314            1,254             135,000
John L. Thorndike ......        318            1,336             140,000
Jack L. Treynor ........        343            1,235             140,000
----------
(1) The Eaton Vance fund complex consists of 211 registered investment companies or series thereof.
(2) Includes $436 of deferred compensation.
(3) Includes $559 of deferred compensation.
(4) Includes $35,000 of deferred compensation.
(5) Includes $33,750 of deferred compensation.

                        ADDITIONAL OFFICER INFORMATION
    In addition to the officers of the Portfolio listed under "Officers of the Trust and the Portfolio" in Part I of this Statement of Additional Information, Timothy T. Browse (36) is a Vice President of the Portfolio. Mr. Browse has served as a Vice President of the Portfolio since June 19, 1995. Mr. Browse has been a Vice President of BMR and Eaton Vance since 1993 and an employee of Eaton Vance since 1992. Mr. Browse is an officer of various investment companies managed by Eaton Vance or BMR. Prior to joining Eaton Vance, Mr. Browse was a Municipal Bond Trader -- Fidelity Management & Research Company (1987-1992).

                           PERFORMANCE INFORMATION
    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Fund covering the life of the Fund from October 2, 1992 through August 31, 1995 and for the one year period ended August 31, 1995.

                                                   VALUE OF A $1,000 INVESTMENT

                                                                                 TOTAL RETURN                  TOTAL RETURN
                                       VALUE BEFORE DE-  VALUE AFTER DE-      BEFORE DEDUCTING              AFTER DEDUCTING
                                       DUCTING THE CON-  DUCTING THE CON- THE CONTINGENT DEFERRED       THE CONTINGENT DEFERRED
                                       TINGENT DEFERRED  TINGENT DEFERRED        SALES CHARGE                 SALES CHARGE**
  INVESTMENT    INVESTMENT  AMOUNT OF    SALES CHARGE     SALES CHARGE**  --------------------------  --------------------------
    PERIOD         DATE    INVESTMENT     ON 8/31/95       ON 8/31/95      CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
------------    ---------- -----------  ---------------  ---------------  ------------  ------------  ------------  ------------
Life of
the Fund***      10/2/92*    $1,000        $1,189.89        $1,149.89         18.99%        6.13%         14.99%        4.90%
1 Year
Ended
8/31/95          8/31/94     $1,000        $1,061.54        $1,011.54          6.15%        6.15%          1.15%         1.15%

    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.

----------
  * Investment operations began on October 2, 1992.
 ** No contingent deferred sales charge is imposed on certain redemptions. See the Fund's current Prospectus.
*** If a portion of the Portfolio's and/or the Fund's expenses had not been subsidized, the Fund would have had lower returns.

    For the thirty-day period ended August 31, 1995, the yield of the Fund was 4.51%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 4.51% would be 7.03%, assuming a combined federal and State tax rate of 35.83%.

    The Fund's distribution rate (calculated on August 31, 1995 and based on the Fund's monthly distribution paid August 15, 1995) was 4.68%, and the Fund's effective distribution rate (calculated on the same date and based on the same monthly distribution) was 4.79%.


    See the Tax Equivalent Yield Table in this Part II for information concerning applicable tax rates and income brackets.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
     As at October 13, 1995, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of October 13, 1995, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL was the record owner of approximately 12.3% of the outstanding shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.

                              OTHER INFORMATION

    The Trust, which is a Massachusetts business trust established in 1985, was originally called Eaton Vance High Yield Municipals Trust. The Trust changed its name to Eaton Vance Municipals Trust on January 7, 1991. The Fund changed its name from Eaton Vance Arkansas Tax Free Fund to EV Marathon Arkansas Tax Free Fund on February 1, 1994 and to EV Marathon Arkansas Municipals Fund on January 1, 1996.

                          TAX EQUIVALENT YIELD TABLE
    The table below gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7% under the regular federal income tax and Arkansas State income tax laws and tax rates applicable for 1995.


                                                                A FEDERAL AND ARKANSAS STATE
                                                                    TAX-EXEMPT YIELD OF:
                                      COMBINED      ------------------------------------------------------
  SINGLE RETURN        JOINT RETURN  FEDERAL AND      4%    4.5%     5%     5.5%    6%     6.5%     7%
------------------------------------- AR STATE      ------------------------------------------------------
            (TAXABLE INCOME*)        TAX BRACKET+        Is equivalent to a fully taxable yield of:
----------------------------------------------------------------------------------------------------------
   Up to $ 23,350     Up to $ 39,000    20.95%      5.06%   5.69%   6.33%   6.96%  7.59%  8.22%   8.86%
$ 23,351-  56,550  $ 39,001-  94,250    33.04       5.97    6.72    7.47    8.21   8.96   9.71   10.45
$ 56,551- 117,950  $ 94,251- 143,600    35.83       6.23    7.01    7.79    8.57   9.35  10.13   10.91
$117,951- 256,500  $143,601- 256,500    40.48       6.72    7.56    8.40    9.24  10.08  10.92   11.76
    Over $256,500      Over $256,500    43.83       7.12    8.01    8.90    9.79  10.68  11.57   12.46
----------------------------------------------------------------------------------------------------------

 *Net amount subject to federal and Arkansas personal income tax after deductions and exemptions.


+The first tax bracket is calculated using the highest Arkansas tax rate within the bracket. Taxpayers with taxable income within this bracket may have a lower combined bracket and taxable equivalent yield than indicated above. The combined tax rates assume that Arkansas taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. The applicable federal tax rates within the brackets set forth above are 15%, 28%, 31%, 36% and 39.6% over the same ranges of income. The assumed Arkansas State income tax rate is 7%.


Note: The federal income tax portion of above-indicated combined income tax brackets does not take into account the effect of a reduction in the deductibility of itemized deductions (including Arkansas State income taxes) for taxpayers with adjusted gross income in excess of $114,700. The tax brackets also do not show the effects of phaseout of personal exemptions for single filers with adjusted gross income in excess of $114,700 and joint filers with adjusted gross income in excess of $172,050. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above.


Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield. No assurance can be given that EV Marathon Arkansas Municipals Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations, the interest from which is exempt from the regular federal income tax and Arkansas personal income taxes, other income received by the Portfolio and allocated to the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions except for Arkansas personal income taxes. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7,
1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the federal alternative minimum tax. The illustrations assume that the federal alternative minimum tax is not applicable and do not take into account any tax credits that may be available.

The information set forth above is as of the date of this Statement of Additional Information. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above. Investors should consult their tax adviser for additional information.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II

    This Part II provides information about EV MARATHON GEORGIA MUNICIPALS FUND. The investment objective of the Fund is to provide current income exempt from regular federal income tax and Georgia State personal income taxes. The Fund currently seeks to achieve its investment objective by investing its assets in the Georgia Municipals Portfolio (the "Portfolio").

                            RISKS OF CONCENTRATION
    The following information as to certain Georgia considerations is given to investors in view of the Portfolio's policy of concentrating its investments in Georgia issuers. Such information supplements the information in the Prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of Georgia issuers. Neither the Trust nor the Portfolio has independently verified this information.

    The Georgia Constitution provides that the State may incur public debt of two types for public purposes: (1) general obligation debt and (2) guaranteed revenue debt. General obligation debt may be incurred to acquire, construct, develop, extend, enlarge or improve land, waters, property, highways, buildings, structures, equipment or facilities of the State, its agencies, departments, institutions and certain State authorities, to provide educational facilities for county and independent school systems, to provide public library facilities for county and independent school systems, counties, municipalities, and boards of trustees of public libraries or boards of trustees of public library systems, to make loans to counties, municipal corporations, political subdivisions, local authorities and other local government entities for water or sewerage facilities or systems, and to make loans to local government entities for regional or multijurisdictional solid waste recycling or solid waste facilities or systems. No general obligation debt may be incurred, however, when the highest aggregate annual debt service requirements for the then current year or any subsequent year for outstanding general obligation debt and guaranteed revenue debt, including any proposed debt, and the highest aggregate annual payments for the then current year or any subsequent fiscal year of the State under certain State contracts, exceed ten percent of the total revenue receipts, less refunds, of the State Treasury in the fiscal year immediately preceding the year in which the debt is to be incurred. In addition, no general obligation debt may be incurred with a term in excess of twenty-five years.

    Guaranteed revenue debt may be incurred by guaranteeing the payment of certain revenue obligations issued by an instrumentality of the State. No guaranteed revenue debt may be incurred to finance water or sewage treatment facilities or systems when the highest aggregate annual debt service requirements for the then current year or any subsequent fiscal year of the State for outstanding or proposed guaranteed revenue debt for water or sewerage facilities or systems exceed one percent of the total revenue receipts, less refunds, of the State Treasury in the fiscal year immediately preceding the year in which any debt is to be incurred. In addition, the aggregate amounts of guaranteed revenue debt incurred to make loans for educational purposes may not exceed $18 million, and the aggregate guaranteed revenue debt incurred to purchase, or to lend or deposit against the security of, loans for educational purposes that may be outstanding may not exceed $72 million.

    As of July 31, 1995, the State's outstanding general obligation debt was $4,279,170,000. The State had outstanding at July 31, 1995, $185,135,000 of guaranteed revenue debt.

    In addition to the State's general obligation debt and guaranteed revenue debt, the State had outstanding at June 30, 1995, $1,030,000 in revenue bonds and notes issued by various State agencies, authorities and institutions of higher education.

    In the 1995 Legislative Session, the General Assembly authorized the issuance of $530,500,000 in aggregate principal amount of general obligation bonds for fiscal year 1996, the proceeds of which are to be used for various planned capital projects of the State, its departments and agencies.

    The Georgia Constitution also permits the State to incur public debt to supply a temporary deficit in the State Treasury in any fiscal year created by a delay in collecting the taxes of that year. Such debt must not exceed, in the aggregate, 5% of the total revenue receipts, less refunds, of the State Treasury in the fiscal year immediately preceding the year in which such debt is incurred. The debt incurred must be repaid on or before the last day of the fiscal year in which it is to be incurred out of the taxes levied for that fiscal year. No such debt may be incurred in any fiscal year if there is then outstanding unpaid debt from any previous fiscal year which was incurred to supply a temporary deficit in the State Treasury. No such debt has been incurred under this provision since its inception.

    Virtually all of the issues of long-term debt obligations issued by or on behalf of the State of Georgia and counties, municipalities and other political subdivisions and public authorities thereof are required by law to be validated and confirmed in a judicial proceeding prior to issuance. The legal effect of a validation in Georgia is to tender incontestable the validity of the pertinent bond issue and the security therefor.

    Tax collections of the State for fiscal year 1994 were 7.8% over tax collections for fiscal year 1993. Corporate and individual income tax receipts and general sales tax receipts of the State for fiscal year 1994 comprised an estimated 49.0% and 40.2%, respectively, of the total State tax revenues. Revenues from sales and income taxes increased 9.2% and 6.7%, respectively, during fiscal year 1994, and 8.3% and 9.1%, respectively, during fiscal year 1995.

    On December 6, 1994, the United States Supreme Court reversed the Georgia Supreme Court's decision in Reich v. Collins which had determined that the plaintiff federal retiree was not entitled to a refund of taxes paid on federal retirement pension benefits for tax years before 1989. The plaintiff had sought refunds under the United States Supreme Court's decision in Davis v. Michigan Department of Treasury. On February 1, 1995, the Governor signed H.B. 90 into law, which provides for the payment of refunds to federal retirees who timely filed claims for any of the tax years 1985 through 1988, inclusive. The total amount payable is estimated at approximately $110 million, to be paid in four roughly equal annual installments beginning on or before October 15, 1995. Based on this legislation, Reich has been dismissed.

    Three suits have been filed against the State of Georgia seeking refunds of liquor taxes in light of Bacchus Imports, Ltd. v. Dias, 468 U.S. 263 (1984) under Georgia's pre-Bacchus statute. In James B. Beam Distilling Co. v. State, 501 U.S. 529 (1991), the Supreme Court indicated that Bacchus was retroactive, but only within the bounds of State statutes of limitations and procedural bars, and left State courts to determine any remedy in light of reliance interests, equitable considerations, and other defenses. Georgia's statute of limitations has run on all pre-Bacchus claims for refund except five pending claims seeking $31.7 million in tax plus interest. On remand, the Fulton County Superior Court ruled that procedural bars and other defenses bar any recovery by taxpayers on Beam's claims for refund. The Georgia Supreme Court affirmed, and Beam's petition to the United States Supreme Court for a writ of certiorari was denied. Thus, the Beam case is now concluded. The State has filed a motion for summary judgment, based upon Beam, in the remaining two suits for refund, i.e., Joseph E. Seagram & Sons, Inc. v. State and Heublein, Inc. v. State, in DeKalb County Superior Court.

    Three suits (two for refund and one for declaratory and injunctive relief) have been filed with the State of Georgia by foreign producers of alcoholic beverages. The first suit seeks $96 million in refunds of alcohol import taxes imposed under Georgia's post-Bacchus statute. These claims constitute 99% of all such taxes paid during the three years preceding these claims. In addition, the claimants have filed a second suit for refund of an additional $23 million for apparently later time periods. These two cases encompass all known or anticipated claims for refund of such type within the apparent statute of limitations. The two refund cases are still pending in the trial court. The declaration/injunctive relief case was dismissed by the District Court and was affirmed by the Eleventh Circuit Court of Appeals. The claimants have filed a petition for rehearing which is pending.

    A suit has also been filed based on a local school board's claim that the State finance the major portion of the costs of its desegregation program. The Savannah Board originally requested restitution in the amount of $30 million, but the Federal District Court set forth a formula which would require a State payment in the amount of approximately $8,900,000. The plaintiffs, dissatisfied with the apportionment of desegregation costs between State and county, and an adverse ruling on the State funding formula for transportation costs, have appealed to the Eleventh Circuit Court of Appeals. The State has filed a responsive cross-appeal on the ground that there is no basis for any liability. Subsequently, the parties agreed to a settlement, which has been submitted to the Court for approval. The proposed settlement calls for the State to pay the amount awarded to the plaintiffs and to offer an option regarding future funding methodology for pupil transportation. Because interest was accruing in the settlement, in March 1995, the State paid to the plaintiffs $8,925,000 in partial satisfaction of the settlement agreement.

    A similar complaint has been filed by DeKalb County and seeking approximately $67,500,000 in restitution. The federal District Court ruled that the State's funding formula for pupil transportation (which the District Court in the Savannah case upheld) was contrary to State law. This ruling would require a State payment of a State law funding entitlement in the amount of approximately $34,000,000 computed through June 30, 1994. Motions to reconsider and amend the Court's judgment were filed by both parties. The State's motion was granted, in part, which reduced the required State payment to approximately $28,000,000. Notices of appeal to the Eleventh Circuit Court of Appeals have been filed. There are approximately five other school districts which might file similar claims.

    Another suit has been filed in federal district and State superior courts challenging the constitutionality of Georgia's transfer fee (often referred to as "impact fee") by asserting that the fee violates the commerce clause, due process, equal protection and privilege and immunities provisions of the constitution. The plaintiff seeks to prohibit the State from further collections and to require the State to return to her and those similarly situated all fees previously collected. A similar lawsuit previously filed in another State superior court has been voluntarily dismissed and will likely be joined with this action. From May of 1992 to June 1995, the State has collected $24,168,203. All amounts collected after June 7, 1995 are being paid into an escrow account. The State continues to collect approximately $500,000 to $600,000 per month.

    On September 1, 1994, a civil action was filed in the Fulton County Superior Court on behalf of all certain employees of the State of Georgia who were subjected to a freeze in pay between 1992 and 1995. The State believes that it has good and adequate defenses to the claims made, but, should the plaintiffs prevail in every aspect of their claims, the liability of the State in this matter could be as much as $295,000,000, based on best estimates currently available.

                              FEES AND EXPENSES
INVESTMENT ADVISER
    As of August 31, 1995, the Portfolio had net assets of $122,948,667. For the fiscal year ended August 31, 1995, the Portfolio paid BMR advisory fees of $521,159 (equivalent to 0.41% of the Portfolio's average daily net assets for such year). For the eleven months ended August 31, 1994, the Portfolio paid BMR advisory fees of $496,637 (equivalent to 0.40% (annualized) of the Portfolio's average daily net assets for such period). For the period from the Portfolio's start of business, February 1, 1993, to September 30, 1993, the Portfolio paid BMR advisory fees of $228,627 (equivalent to 0.37% (annualized) of the Portfolio's average daily net assets for such period). The Portfolio's Investment Advisory Agreement with BMR is dated October 13, 1992 and remains in effect until February 28, 1996. The Agreement may be continued as described under "Investment Adviser and Administrator" in Part I of this Statement of Additional Information.

    Prior to February 1, 1993 (when the Fund transferred its assets to the Portfolio in exchange for an interest in the Portfolio), the Fund retained Eaton Vance as its investment adviser. For the period from October 1, 1992 to February 1, 1993, the Fund paid Eaton Vance advisory fees of $50,274 (equivalent to 0.29% (annualized) of the Fund's average daily net assets for such period).


DISTRIBUTION PLAN
    The Distribution Plan and Distribution Agreement remain in effect until April 28, 1996 and may be continued as described under "Distribution Plans" in
Part I of this Statement of Additional Information. Pursuant to Rule 12b-1, the Plan has been approved by the Fund's shareholders and by the Board of Trustees of the Trust, as required by Rule 12b-1. During the fiscal year ended August 31, 1995, the Principal Underwriter paid sales commissions of $263,171 to Authorized Firms on sales of Fund shares. During the same period, the Fund made sales commission payments under the Plan to the Principal Underwriter aggregating $931,910, which amount reduced Uncovered Distribution Charges. During such period, contingent deferred sales charges aggregating approximately $827,185 were imposed on early redeeming shareholders and paid to the Principal Underwriter to reduce Uncovered Distribution Charges. As at August 31, 1995, the outstanding Uncovered Distribution Charges of the Principal Underwriter calculated under the Plan amounted to approximately $4,634,000 (which amount was equivalent to 3.9% of the Fund's net assets on such date). During the fiscal year ended August 31, 1995, the Fund paid service fee payments under the Plan aggregating $170,140, of which $169,986 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter.


PRINCIPAL UNDERWRITER
    For the fiscal year ended August 31, 1995, the Fund paid the Principal Underwriter $1,887.50 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each such transaction).


CUSTODIAN
    For the fiscal year ended August 31, 1995, the Fund paid IBT $500 and the Portfolio paid IBT $1,500.


BROKERAGE
    For the fiscal year ended August 31, 1995, the eleven months ended August 31, 1994, and for the period from the start of business, February 1, 1993, to the fiscal year ended September 30, 1993, the Portfolio paid no brokerage commissions on portfolio transactions. For the period from October 1, 1992 to February 1, 1993 (when the Fund transferred its assets to the Portfolio), and for the period from the start of business, December 23, 1991, to the fiscal year ended September 30, 1992, the Fund paid no brokerage commissions on portfolio transactions.


TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended August 31, 1995, the noninterested Trustees of the Trust and the Portfolio received the following compensation in their capacities as Trustees from the Fund and the Portfolio, and, for the year ended September 30, 1995, earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex(1):


                                 AGGREGATE      AGGREGATE     TOTAL COMPENSATION
                                COMPENSATION   COMPENSATION     FROM TRUST AND
  NAME                            FROM FUND   FROM PORTFOLIO     FUND COMPLEX
  ----                          ------------  --------------  -----------------
Donald R. Dwight ..........       $666          $1,563(2)        $135,000(4)
Samuel L. Hayes, III ......        643           1,608(3)         150,000(5)
Norton H. Reamer ..........        628           1,631            135,000
John L. Thorndike .........        637           1,718            140,000
Jack L. Treynor ...........        686           1,647            140,000
----------
(1) The Eaton Vance fund complex consists of 211 registered investment companies or series thereof.
(2) Includes $393 of deferred compensation.
(3) Includes $517 of deferred compensation.
(4) Includes $35,000 of deferred compensation.
(5) Includes $33,750 of deferred compensation.


                        ADDITIONAL OFFICER INFORMATION
    In addition to the officers of the Portfolio listed under "Officers of the Trust and the Portfolio" in Part I of this Statement of Additional Information, Cynthia J. Clemson (32) is a Vice President of the Portfolio. Ms. Clemson has served as a Vice President of the Portfolio since January 1, 1996. Ms. Clemson has been a Vice President of BMR and Eaton Vance since 1993 and and employee of Eaton Vance since 1985. Ms. Clemson is an officer of various investment companies managed by Eaton Vance or BMR.

                           PERFORMANCE INFORMATION
    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Fund covering the life of the Fund from December 23, 1991 through August 31, 1995 and for the one year period ended August 31, 1995.



                                                   VALUE OF A $1,000 INVESTMENT

                                                                                 TOTAL RETURN                 TOTAL RETURN
                                       VALUE BEFORE DE-  VALUE AFTER DE-       BEFORE DEDUCTING             AFTER DEDUCTING
                                       DUCTING THE CON-  DUCTING THE CON-  THE CONTINGENT DEFERRED      THE CONTINGENT DEFERRED
                                       TINGENT DEFERRED  TINGENT DEFERRED       SALES CHARGE                 SALES CHARGE**
  INVESTMENT    INVESTMENT  AMOUNT OF    SALES CHARGE     SALES CHARGE**  --------------------------  --------------------------
    PERIOD         DATE    INVESTMENT     ON 8/31/95       ON 8/31/95      CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED

------------    ---------- -----------  ---------------  ---------------  ------------  ------------  ------------  ------------
Life of
the Fund***     12/23/91*    $1,000        $1,199.33        $1,169.96         19.93%        5.05%         17.00%         4.35%
1 Year
Ended
8/31/95          8/31/94     $1,000        $1,049.02        $  999.07          4.90%        4.90%         -0.09%        -0.09%

     Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.

----------
  * Investment operations began on December 23, 1991.

 ** No contingent deferred sales charge is imposed on certain redemptions. See the Fund's current Prospectus.
*** If a portion of the Portfolio's and/or the Fund's expenses had not been subsidized, the Fund would have had lower returns.

    For the thirty-day period ended August 31, 1995, the yield of the Fund was 4.74%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 4.74% would be 7.31%, assuming a combined federal and State tax rate of 35.14%.

    The Fund's distribution rate (calculated on August 31, 1995 and based on the Fund's monthly distribution paid August 15, 1995) was 4.65%, and the Fund's effective distribution rate (calculated on the same date and based on the same monthly distribution) was 4.75%.


    See the Tax Equivalent Yield Table in this Part II for information concerning applicable tax rates and income brackets.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
    As at October 15, 1995, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of October 15, 1995, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL was the record owner of approximately 21.43% of the outstanding shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.


                              OTHER INFORMATION
    The Trust, which is a Massachusetts business trust established in 1985, was originally called Eaton Vance High Yield Municipals Trust. The Trust changed its name to Eaton Vance Municipals Trust on January 7, 1991. The Fund changed its name from Eaton Vance Georgia Tax Free Fund to EV Marathon Georgia Tax Free Fund on February 1, 1994. The Fund changed its name from EV Marathon Georgia Tax Free Fund to EV Marathon Georgia Municipals Fund on January 1, 1996.

                          TAX EQUIVALENT YIELD TABLE


    The table below gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7% under the regular federal income tax and Georgia State income tax laws and tax rates applicable for 1995.



                                                                A FEDERAL AND GEORGIA STATE
                                                                    TAX-EXEMPT YIELD OF:
                                      COMBINED      ------------------------------------------------------
  SINGLE RETURN        JOINT RETURN  FEDERAL AND      4%    4.5%     5%     5.5%    6%     6.5%     7%
------------------------------------- GA STATE      ------------------------------------------------------
            (TAXABLE INCOME)*        TAX BRACKET+        Is equivalent to a fully taxable yield of:
----------------------------------------------------------------------------------------------------------
   Up to $ 23,350     Up to $ 39,000   20.10%       5.01%   5.63%   6.26%   6.88%  7.51%  8.14%    8.76%
$ 23,351-  56,550  $ 39,001-  94,250   32.32        5.91    6.65    7.39    8.13   8.87   9.60    10.34
$ 56,551- 117,950  $ 94,251- 143,600   35.14        6.17    6.94    7.71    8.48   9.25  10.02    10.79
$117,951- 256,500  $143,601- 256,500   39.84        6.65    7.48    8.31    9.14   9.97  10.80    11.64
    Over $256,500      Over $256,500   43.22        7.05    7.93    8.81    9.69  10.57  11.45    12.33
----------------------------------------------------------------------------------------------------------


*Net amount subject to federal and Georgia personal income tax after deductions and exemptions.

+The first tax bracket is calculated using the highest Georgia tax rate within the bracket. Taxpayers with taxable income within this bracket may have a lower combined bracket and taxable equivalent yield than indicated above. The combined tax rates assume that Georgia taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. The applicable federal tax rates within the brackets set forth above are 15%, 28%, 31%, 36% and 39.6% over the same ranges of income.

Note: The federal income tax portion of above-indicated combined income tax brackets does not take into account the effect of a reduction in the deductibility of itemized deductions (including Georgia State income taxes) for taxpayers with Adjusted Gross Income in excess of $114,700. The tax brackets also do not show the effects of phaseout of personal exemptions for single filers with Adjusted Gross Income in excess of $114,700 and joint filers with Adjusted Gross Income in excess of $172,050. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above.

Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield.
No assurance can be given that EV Marathon Georgia Municipals Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations, the interest from which is exempt from the regular federal income tax and Georgia personal income taxes, other income received by the Portfolio and allocated to the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions except for Georgia personal income taxes. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7,
1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the federal alternative minimum tax. The illustrations assume that the federal alternative minimum tax is not applicable and do not take into account any tax credits that may be available.

The information set forth above is as of the date of this Statement of Additional Information. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above. Investors should consult their tax adviser for additional information.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II

    This Part II provides information about EV MARATHON KENTUCKY MUNICIPALS FUND. The investment objective of the Fund is to provide current income exempt from regular federal income tax and Kentucky State personal income taxes. The Fund currently seeks to achieve its investment objective by investing its assets in the Kentucky Municipals Portfolio (the "Portfolio").

                            RISKS OF CONCENTRATION

    The following information as to certain Kentucky considerations is given to investors in view of the Portfolio's policy of concentrating its investments in Kentucky issuers. Such information supplements the information in the Prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of Kentucky issuers. Neither the Trust nor the Portfolio has independently verified this information.

    Because the Kentucky Constitution requires the vote of a majority of the state's electorate to approve the issuance of state general obligation indebtedness and requires the vote of two-thirds of a municipality's electorate to approve the issuance of general obligation indebtedness by any city, county, or other municipality within the state, most Kentucky state and local government indebtedness is issued not as general obligation indebtedness but as either debt payable only from revenues produced by the particular project or as indebtedness subject to biennial, in the case of the state, or annual, in the case of a local government, legislative appropriation for the payment of debt service. Such appropriation-backed indebtedness is customarily issued in the form of lease revenue bonds by a public authority or public holding company which uses the proceeds of the bonds to finance the particular public project and leases the project to the state or local government pursuant to a lease renewable each fiscal biennium (in the case of the state) or each fiscal year (in the case of a local government). Failure of the lessee government to renew the lease would terminate the lessee's obligation to make further rental payments and would leave the bondholders with recourse only against the property which was subject to the lease and any other security pledged for the payment of the bonds. An amendment to the state constitution approved by the electorate at the November 1994 general election authorizes the Kentucky General Assembly to enact legislation permitting local governments to issue general obligation indebtedness without voter approval but subject to prescribed limitations on the maximum amount of indebtedness that may be incurred based on the assessed value of the taxable property within the municipality and such additional limitations and conditions as may be prescribed by statute. The Kentucky General Assembly has not yet enacted any such enabling legislation and, therefore, appropriation-backed indebtedness continues to be the prevailing form of financing for local governments in Kentucky.

    The Commonwealth of Kentucky recently retired the last of its outstanding general obligation debt. In September 1994 S&P upgraded the rating of the State's appropriation-back debt from A to A. Moody's and Fitch rate the State's appropriation-backed debt as A and A, respectively.

    Kentucky is an "average" state in terms of size and in terms of its proportion of the national economy. Kentucky has 1.5% of total U.S. population, 1.2% of total U.S. personal income, and 1.3% of total U.S. nonagricultural employment. However, during the latter part of the 1980's and throughout the 1990's, Kentucky's economy has outperformed the national average. During 1994 the unemployment rate in Kentucky averaged 5.4% as compared to the national average of 6.1%; nonagricultural employment in Kentucky grew 3.3% as compared to a national growth rate of 2.6%; and personal income in Kentucky grew 6.0% compared to a natonal growth rate of 5.3%.

    The Commonwealth of Kentucky's financial condition has steadily improved during the last three years. State General Fund revenue grew by 10.9% in fiscal year 1995 to a total of $5.15 billion. To avoid the need for state budget cuts in the event revenues do not meet expectations, a Budget Reserve Trust Fund was established with a $90 million deposit in fiscal year 1994. An additional $10 million was deposited into the Budget Reserve Trust Fund on in fiscal year 1995, bringing the balance to the targeted level of $100 million.

                              FEES AND EXPENSES
INVESTMENT ADVISER
    As of August 31, 1995, the Portfolio had net assets of $145,268,626. For the fiscal year ended August 31, 1995, the Portfolio paid BMR advisory fees of $595,483 (equivalent to 0.42% of the Portfolio's average daily net assets for such year). For the eleven months ended August 31, 1994, the Portfolio paid BMR advisory fees of $510,287 (equivalent to 0.41% (annualized) of the Portfolio's average daily net assets for such period). For the period from the Portfolio's start of business, February 1, 1993, to the fiscal year ended September 30, 1993, the Portfolio paid BMR advisory fees of $224,010 (equivalent to 0.37% (annualized) of the Portfolio's average daily net assets for such period). The Portfolio's Investment Advisory Agreement with BMR is dated October 13, 1992 and remains in effect until February 28, 1996. The Agreement may be continued as described under "Investment Adviser and Administrator" in Part I of this Statement of Additional Information.

    Prior to February 1, 1993 (when the Fund transferred its assets to the Portfolio in exchange for an interest in the Portfolio), the Fund retained Eaton Vance as its investment adviser. For the period from October 1, 1992 to February 1, 1993, Eaton Vance earned advisory fees of $55,896 (equivalent to 0.30% (annualized) of the Fund's average daily net assets for such period).


DISTRIBUTION PLAN
    The Distribution Plan and Distribution Agreement remain in effect until April 28, 1996 and may be continued as described under "Distribution Plans" in
Part I of this Statement of Additional Information. Pursuant to Rule 12b-1, the Plan has been approved by the Fund's shareholders and by the Board of Trustees of the Trust, as required by Rule 12b-1. During the fiscal year ended August 31, 1995, the Principal Underwriter paid sales commissions of $408,380 to Authorized Firms on sales of Fund shares. During the same period, the Fund made sales commission payments under the Plan to the Principal Underwriter aggregating $1,048,842, which amount reduced Uncovered Distribution Charges. During such period, contingent deferred sales charges aggregating approximately $466,267 were imposed on early redeeming shareholders and paid to the Principal Underwriter to reduce Uncovered Distribution Charges. As at August 31, 1995, the outstanding Uncovered Distribution Charges of the Principal Underwriter calculated under the Plan amounted to approximately $5,401,123 (which amount was equivalent to 3.8% of the Fund's net assets on such date). During the fiscal year ended August 31, 1995, the Fund paid service fee payments under the Plan aggregating $189,318, of which $189,160 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter.


PRINCIPAL UNDERWRITER
    For the fiscal year ended August 31, 1995, the Fund paid the Principal Underwriter $1,207.50 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each such transaction).


CUSTODIAN
    For the fiscal year ended August 31, 1995, the Fund paid IBT $10,430 and the Portfolio paid IBT $35,132.


BROKERAGE
    For fiscal year ended August 31, 1995, the eleven months ended August 31, 1994, and for the period from the start of business, February 1, 1993, to the fiscal year ended September 30, 1993, the Portfolio paid no brokerage commissions on portfolio transactions. For the period from October 1, 1992, to February 1, 1993 (when the Fund transferred its assets to the Portfolio), and for the period from the start of business, December 23, 1991, to the fiscal year ended September 30, 1992, the Fund paid no brokerage commissions on portfolio transactions.


TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended August 31, 1995, the noninterested Trustees of the Trust and the Portfolio received the following compensation in their capacities as Trustees from the Fund and the Portfolio, and, for the year ended September 30, 1995, earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex(1):



                                 AGGREGATE      AGGREGATE     TOTAL COMPENSATION
                                COMPENSATION   COMPENSATION     FROM TRUST AND
  NAME                            FROM FUND   FROM PORTFOLIO     FUND COMPLEX
  ----                          ------------  --------------  -----------------
  Donald R. Dwight .........       $660          $1,563(2)        $135,000(4)
  Samuel L. Hayes, III .....        643           1,608(3)         150,000(5)
  Norton H. Reamer .........        628           1,631            135,000
  John L. Thorndike ........        637           1,718            140,000
  Jack L. Treynor ..........        686           1,647            140,000

(1) The Eaton Vance fund complex consists of 211 registered investment companies or series thereof.
(2)  Includes $393 of deferred compensation.
(3)  Includes $517 of deferred compensation.
(4)  Includes $35,000 of deferred compensation.
(5)  Includes $33,750 of deferred compensation.



                        ADDITIONAL OFFICER INFORMATION
    In addition to the officers of the Portfolio listed under "Officers of the Trust and the Portfolio" in Part I of this Statement of Additional Information, David C. Reilly (38) is a Vice President of the Portfolio. Mr. Reilly has served as a Vice President of the Portfolio since January 1, 1996. Mr. Reilly has been a Vice President of BMR since 1992 and Eaton Vance since 1991 and an employee of Eaton Vance since 1991. Prior to joining Eaton Vance, he was a Vice President and a municipal bond analyst at Sudder, Stevens & Clark (1984-1991). Mr. Reilly is an officer of various investment companies managed by Eaton Vance or BMR.

                           PERFORMANCE INFORMATION
    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Fund covering the life of the Fund from December 23, 1991 through August 31, 1995 and for the one year period ended August 31, 1995.

                                                   VALUE OF A $1,000 INVESTMENT

                                                                                 TOTAL RETURN                  TOTAL RETURN
                                       VALUE BEFORE DE-  VALUE AFTER DE-      BEFORE DEDUCTING              AFTER DEDUCTING
                                       DUCTING THE CON-  DUCTING THE CON- THE CONTINGENT DEFERRED       THE CONTINGENT DEFERRED
                                       TINGENT DEFERRED  TINGENT DEFERRED        SALES CHARGE                 SALES CHARGE**
  INVESTMENT    INVESTMENT  AMOUNT OF    SALES CHARGE     SALES CHARGE**  --------------------------  --------------------------
    PERIOD         DATE    INVESTMENT     ON 8/31/95       ON 8/31/95      CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
------------    ---------- -----------  ---------------  ---------------  ------------  ------------  ------------  ------------
Life of
the Fund***     12/23/91*   $1,000        $1,222.96        $1,192.99        22.30%        5.61%         19.30%        4.90%

1 Year
Ended
8/31/95          8/31/94    $1,000        $1,066.13        $1,016.13         6.61%        6.61%          1.61%        1.61%

     Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.

----------
   * Investment operations began on December 23, 1991.

  ** No contingent deferred sales charge is imposed on certain redemptions. See the Fund's current Prospectus.
*** If a portion of the Portfolio's and/or the Fund's expenses had not been subsidized, the Fund would have had lower returns.

    For the thirty-day period ended August 31, 1995, the yield of the Fund was 4.58%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 4.58% would be 7.06%, assuming a combined federal and State tax rate of 35.14%.

    The Fund's distribution rate (calculated on August 31, 1995 and based on the Fund's monthly distribution paid August 15, 1995) was 4.70%, and the Fund's effective distribution rate (calculated on the same date and based on the same monthly distribution) was 4.81%.


    See the Tax Equivalent Yield Table in this Part II for information concerning applicable tax rates and income brackets.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
    As at October 15, 1995, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of October 15, 1995, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL was the record owner of approximately 15.90% of the outstanding shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.

                              OTHER INFORMATION
    The Trust, which is a Massachusetts business trust established in 1985, was originally called Eaton Vance High Yield Municipals Trust. The Trust changed its name to Eaton Vance Municipals Trust on January 7, 1991. The Fund changed its name from Eaton Vance Kentucky Tax Free Fund to EV Marathon Kentucky Tax Free Fund on February 1, 1994. The Fund changed its name from EV Marathon Kentucky Tax Free Fund to EV Marathon Kentucky Municipals Fund on January 1, 1996.

                          TAX EQUIVALENT YIELD TABLE
    The tables below give the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7% under the regular federal income tax and Kentucky State income tax laws, and intangibles tax laws and tax rates applicable for 1995.


                                                                A FEDERAL AND KENTUCKY STATE
                                                                    TAX-EXEMPT YIELD OF:
                                      COMBINED
  SINGLE RETURN        JOINT RETURN  FEDERAL AND      4%    4.5%     5%     5.5%    6%     6.5%     7%
------------------------------------- KY STATE      ------------------------------------------------------
            (TAXABLE INCOME)*        TAX BRACKET+        Is equivalent to a fully taxable yield of:
----------------------------------------------------------------------------------------------------------
   Up to $ 23,350     Up to $ 39,000    20.10%      5.01%   5.63%   6.26%   6.88%  7.51%   8.14%   8.76%
$ 23,351-  56,550  $ 39,001-  94,250    32.32%      5.91    6.65    7.39    8.13   8.87    9.60   10.34
$ 56,551- 117,950  $ 94,251- 143,600    35.14%      6.17    6.94    7.71    8.48   9.25   10.02   10.79
$117,951- 256,500  $143,601- 256,500    39.84%      6.65    7.48    8.31    9.14   9.97   10.80   11.64
    Over $256,500      Over $256,500    43.22%      7.05    7.93    8.81    9.69  10.57   11.45   12.33


  SINGLE RETURN        JOINT RETURN                      4%      4.5%       5%       5.5%      6%       6.5%       7%
-------------------------------------             ---------------------------------------------------------------------
            (TAXABLE INCOME)*                      taxable equivalent yield reflecting exemption from intangibles tax**:
-----------------------------------------------------------------------------------------------------------------------
   Up to $ 23,350     Up to $ 39,000    20.10%          5.36%     5.99%     6.61%    7.23%    7.86%     8.48%     9.11%
$ 23,351-  56,550  $ 39,001-  94,250    32.32%          6.33      7.07      7.80     8.54     9.28     10.01     10.75
$ 56,551- 117,950  $ 94,251- 143,600    35.14%          6.61      7.37      8.14     8.91     9.68     10.45     11.22
$117,951- 256,500  $143,601- 256,500    39.84%          7.12      7.95      8.78     9.61    10.44     11.27     12.10
    Over $256,500      Over $256,500    43.22%          7.55      8.42      9.30    10.18    11.06     11.94     12.82



 *Net amount subject to federal and Kentucky personal income tax after deductions and exemptions.
 +The first tax bracket is calculated using the highest Kentucky tax rate within the bracket. Taxpayers with taxable income within this bracket may have a lower combined bracket and taxable equivalent yield than indicated above. The combined tax rates assume that Kentucky taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above.
  The applicable federal tax rates within the brackets set forth above are 15%, 28%, 31%, 36% and 39.6% over the same ranges of income. The Kentucky State income tax is 6%, and the intangibles tax as a percentage of income is 5.0%.
 Note: The federal income tax portion of above-indicated combined income tax brackets does not take into account the effect of a reduction in the deductibility of itemized deductions (including Kentucky state income taxes) for taxpayers with Adjusted Gross
 Income in excess of $114,700. The tax brackets also do not show the effects of phaseout of personal exemptions for single filers with Adjusted Gross Income in excess of $114,700 and joint filers with Adjusted Gross Income in excess of $172,050. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above.

**The Kentucky intangibles tax on stocks, bonds, notes and other evidences of debt is 25 cents on every $100 of the value thereof. An example of the effect of the Kentucky intangibles tax on the combined tax brackets of taxpayers is as follows: A
  $10,000 investment subject to the tax would require payment of $25 annually in intangibles taxes. If the investment yielded
  5.5% annually or $550, the intangibles tax as a percentage of income would be $25/$550 or 4.55%. If a taxpayer owning such an investment were in the 6% state income tax bracket, he or she would be paying combined state taxes as a percentage of income of
  6% plus 4.55% or 10.55%. Assuming the deductibility of these taxes as itemized deductions and that such taxpayer were in the
  36% federal income tax bracket, the taxpayer would then be in a 42.75% [36% + (1 - .36) X 10.55%] combined tax bracket with respect to such investment. This is higher than the 39.84% combined tax bracket without taking into account the intangibles tax.

Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield. No assurance can be given that EV Marathon Kentucky Municipals Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations, the interest from which is exempt from the regular federal income tax and Kentucky personal income taxes, other income received by the Portfolio and allocated to the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions except for Kentucky personal income taxes. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the federal alternative minimum tax. The illustrations assume that the federal alternative minimum tax is not applicable and do not take into account any tax credits that may be available.

The information set forth above is as of the date of this Statement of Additional Information. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above. Investors should consult their tax adviser for additional information.


                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II

    The Part II provides information about EV MARATHON LOUISIANA MUNICIPALS FUND. The investment objective of the Fund is to provide current income exempt from regular federal income tax and Louisiana State individual and corporate income taxes. The Fund currently seeks to achieve its investment objective by investing its assets in the Louisiana Municipals Portfolio (the "Portfolio").

                            RISKS OF CONCENTRATION

    The following information as to certain Louisiana considerations is given to investors in view of the Portfolio's policy of concentrating its investments in Louisiana issuers. Such information supplements the information in the Prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of Louisiana issuers. Neither the Trust nor the Portfolio has independently verified this information.

    In 1991, the Louisiana Legislature enacted the Louisiana Riverboat Economic Development and Gaming Control Act ("Act 753") to assist the growth of tourism by the development of a riverboat industry in the State authorized to operate regulated gaming activities. Act 753 designates certain rivers and waterways in the State upon which riverboat gaming may be conducted and provides for the creation of a gaming commission known as the Riverboat Gaming Commission (the "Riverboat Commission"), and for the creation of the Riverboat Gaming Enforcement Division (the "Enforcement Division"). The Enforcement Division is responsible for investigation of license and permit applications. The Riverboat Commission has the responsibility of licensing, regulating and inspecting riverboat gaming facilities and enforcing Act 753 and regulations promulgated thereunder. Act 753 allows the issuance of up to fifteen licenses to conduct gaming activities on riverboats of new construction (built after January 1, 1992); provided that no more than six licenses may be granted for the operation of riverboat gaming in any one parish. As of January 1, 1995 there were 10 riverboats in operation in Louisiana, including two riverboats in Orleans Parish, two riverboats in other parts of the New Orleans metropolitan area, two in Baton Rouge, one in Lake Charles, and three in Shreveport/Bossier City. Act 753 imposes annual license fees for gaming employee, manufacture, supplies and other permits. In addition, there is a license fee equal to 3.5% of net gaming proceeds and a franchise fee equal to 15% of net gaming proceeds. Of the 3.5% fee, up to 0.5% can be used to meet the expenses of the Riverboat Gaming Commission; the remainder of the 3.5% shall be used by the Enforcement Division to meet its regular, administrative, investigative and enforcement expenses. The 15% franchise fees are to be deposited to the credit of the State General Fund. The official forecast for riverboat gaming revenues is $30 million for fiscal year 1994-95 and $200 million for fiscal year 1995-96.


    For fiscal 1996, the State failed to receive a Section 1115 waiver from the U.S. Department of Health and Human Services resulting in a significant reduction of federal funding for its health care programs. As a result, the State faces a large operating gap for its fiscal 1996 budget. At this time, it is uncertain as to how the State plans to close the fiscal gap and how it will affect the creditworthiness of State obligations and related debt.


    In 1991, the Louisiana Legislature enacted the Video Draw Poker Devices Control Law (the "Act 1062") for the purpose of regulating and licensing the use and operation of video draw poker devices through the video gaming division (the "Video Division") of the gaming enforcement section of the office of the State police. Act 1062 imposes annual license fees and a franchise payment equal to 22.5% of the net device revenue derived from the operation of each device. The forecast of Video Draw Poker gaming revenue is $38 million for fiscal year 1994-1995 and $150 million for fiscal year 1995- 1996.

    In 1992, Act 384 of the Louisiana Legislature created the Louisiana Economic Development and Gaming Corporation (the "LEDGC") for the purpose of contracting with a casino operator to provide for or furnish an official gaming establishment and to conduct casino gaming operations at the official gaming establishment (the "Permanent Casino"). Act 384 directs that the Permanent Casino be located on the site of the Rivergate Convention Center in New Orleans. The LEDGC has entered into a contract ("Contract") with Harrah's Jazz Company ("Company"), a general partnership owned equally by Harrah's New Orleans Investment Company, New Orleans/Louisiana Development Corporation and Grand Palais Casino Inc. Pursuant to the Contract, the Company is currently operating a Temporary Casino until the expected opening of the Permanent Casino in April of 1996. Pursuant to the Contract, the Company is required to pay an amount equal to 25% of its gross gaming revenue to the LEDGC during operation of the Temporary Casino. To date, the Temporary Casino has failed to match revenue projections. Upon the opening of the Permanent Casino, the Company will be required to make a payment to the LEDGC in an amount equal to the greater of $100 million and an amount that is 18.5% of the gross gaming revenues of the Company. Each quarter, the LEDGC must transfer to the State Treasury for deposit in the Casino Gaming Proceeds Fund net revenues which are surplus to its needs. Such revenues will be first credited to the Bond Security and Redemption Fund before being credited to the Casino Gaming Proceeds Fund. Monies in the Casino Gaming Proceeds Fund may be allocated or expended only pursuant to legislative appropriation.

    On January 23, 1995, the Legislative Auditor, as the result of his financial and compliance audit of the State's general purpose financial statements as of and for the fiscal year 1993-94, issued a qualified audit opinion on those statements.


                              FEES AND EXPENSES
INVESTMENT ADVISER

    As of August 31, 1995, the Portfolio had net assets of $34,308,679. For the fiscal year ended August 31, 1995, absent a fee reduction, the Portfolio would have paid BMR advisory fees of $73,471 (equivalent to 0.23% of the Portfolio's average daily net assets for such year). To enhance the net income of the Portfolio, BMR made a reduction of its advisory fee in the amount of $36,188. For the period from the Portfolio's start of business, February 1, 1994, to the fiscal year ended August 31, 1994, absent a fee reduction, the Portfolio would have paid BMR advisory fees of $34,790 (equivalent to 0.21% (annualized) of the Portfolio's average daily net assets for such period). To enhance the net income of the Portfolio, BMR made a reduction of its advisory fee in the amount of $31,760. The Portfolio's Investment Advisory Agreement with BMR is dated February 1, 1994 and remains in effect until February 28, 1996. The Agreement may be continued as described under "Investment Adviser and Administrator" in
Part I of this Statement of Additional Information.

    Prior to February 1, 1994 (when the Fund transferred its assets to the Portfolio in exchange for an interest in the Portfolio), the Fund retained Eaton Vance as its investment adviser. For the period from October 1, 1993 to February 1, 1994, absent a fee reduction, the Fund would have paid Eaton Vance advisory fees of $11,096 (equivalent to 0.15% (annualized) of the Fund's average daily net assets for such period). To enhance the net income of the Fund, Eaton Vance made a reduction of the full amount of its advisory fee and $40,252 of expenses related to the operation of the Fund were allocated to Eaton Vance. For the period from the start of business, October 2, 1992, to September 30, 1993, Eaton Vance would have earned, absent a fee reduction, advisory fees of $10,805 (equivalent to 0.15% (annualized) of the Fund's average daily net assets for such period). To enhance the net income of the Fund, Eaton Vance made a reduction of the full amount of its advisory fee and $38,076 of expenses related to the operation of the Fund were allocated to Eaton Vance.

DISTRIBUTION PLAN
    The Distribution Plan and Distribution Agreement remain in effect until April 28, 1996 and may be continued as described under "Distribution Plan" in
Part I of this Statement of Additional Information. Pursuant to Rule 12b-1, the Plan has been approved by the Fund's shareholders and by the Board of Trustees of the Trust as required by Rule 12b-1. During the fiscal year ended August 31, 1995, the Principal Underwriter paid sales commissions of $180,626 to Authorized Firms on sales of Fund shares. During the same period, the Fund made sales commission payments under the Plan to the Principal Underwriter aggregating $224,688, which amount reduced Uncovered Distribution Charges. During such period, contingent deferred sales charges aggregating approximately $78,000 were imposed on early redeeming shareholders and paid to the Principal Underwriter to reduce Uncovered Distribution Charges. As at August 31, 1995, the outstanding Uncovered Distribution Charges of the Principal Underwriter calculated under the Plan amounted to approximately $1,388,000 (which amount was equivalent to 4.4% of the Fund's net assets on such date). During the fiscal year ended August 31, 1995, the Fund paid service fee payments under the Plan aggregating $32,418, of which $32,287 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter.


PRINCIPAL UNDERWRITER
    For the fiscal year ended August 31, 1995, the Fund paid the Principal Underwriter $290.00 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each such transaction).


CUSTODIAN
    For the fiscal year ended August 31, 1995, the Fund paid IBT $1,016 and the Portfolio paid IBT $975.


BROKERAGE
    For the fiscal year ended August 31, 1995 and for the period from the start of business, February 1, 1994, to the fiscal year ended August 31, 1994, the Portfolio paid no brokerage commissions on portfolio transactions. For the period from October 1, 1993, to February 1, 1994 (when the Fund transferred its assets to the Portfolio), and for the period from the start of business October 2, 1992, to September 30, 1993, the Fund paid no brokerage commissions on portfolio transactions.


TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and of the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended August 31, 1995, the noninterested Trustees of the Trust and the Portfolio received the following compensation in their capacities as Trustees from the Fund and the Portfolio, and, for the year ended September 30, 1995, earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex(1):


                                 AGGREGATE      AGGREGATE     TOTAL COMPENSATION
                                COMPENSATION   COMPENSATION     FROM TRUST AND
  NAME                            FROM FUND   FROM PORTFOLIO     FUND COMPLEX
  ----                          ------------  --------------  -----------------
  Donald R. Dwight .........        $33           $333(2)         $135,000(4)
  Samuel L. Hayes, III .....         32            323(3)          150,000(5)
  Norton H. Reamer .........         31            314             135,000
  John L. Thorndike ........         32            318             140,000
  Jack L. Treynor ..........         34            343             140,000


(1) The Eaton Vance fund complex consists of 211 registered investment companies or series thereof.
(2)  Includes $83 of deferred compensation.
(3)  Includes $103 of deferred compensation.
(4)  Includes $35,000 of deferred compensation.
(5)  Includes $33,750 of deferred compensation.


                           PERFORMANCE INFORMATION
    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Fund covering the life of the Fund from October 2, 1992 through August 31, 1995 and for the one-year period ended August 31, 1995.

                                                   VALUE OF A $1,000 INVESTMENT

                                                                                 TOTAL RETURN                  TOTAL RETURN
                                       VALUE BEFORE DE-  VALUE AFTER DE-      BEFORE DEDUCTING              AFTER DEDUCTING
                                       DUCTING THE CON-  DUCTING THE CON- THE CONTINGENT DEFERRED       THE CONTINGENT DEFERRED
                                       TINGENT DEFERRED  TINGENT DEFERRED        SALES CHARGE                 SALES CHARGE**
  INVESTMENT    INVESTMENT  AMOUNT OF    SALES CHARGE     SALES CHARGE**  --------------------------  --------------------------
    PERIOD         DATE    INVESTMENT     ON 8/31/95       ON 8/31/95      CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
------------    ---------- -----------  ---------------  ---------------  ------------  ------------  ------------  ------------

Life of
the Fund***      10/2/91*    $1,000        $1,175.86        $1,135.94        17.59%        5.70%         13.59%        4.46%
1 Year
Ended
8/31/95***        8/31/94    $1,000        $1,050.78        $1,000.93         5.08%        5.08%          0.09%        0.09%

     Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.

----------

  * Investment operations began on October 2, 1992.

 ** No contingent deferred sales charge is imposed on certain redemptions. See the Fund's current Prospectus.

***If a portion of the Portfolio's and/or the Fund's expenses had not been subsidized, the Fund would have had lower returns.

    For the thirty-day period ended August 31, 1995, the yield of the Fund was 5.11%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 5.11% would be 7.88%, assuming a combined federal and State tax rate of 35.14%. If a portion of the Portfolio's expenses had not been allocated to the Investment Adviser, the Fund would have had a lower yield.

    The Fund's distribution rate (calculated on August 31, 1995 and based on the Fund's monthly distribution paid August 15, 1995) was 4.98%, and the Fund's effective distribution rate (calculated on the same date and based on the same monthly distribution) was 5.10%. If a portion of the Portfolio's expenses had not been allocated to the Investment Adviser, the Fund would have had a lower distribution rate and effective distribution rate.


    See the Tax Equivalent Yield Table in this Part II for information concerning applicable tax rates and income brackets.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     As at October 13, 1995, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of October 13, 1995, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL was the record owner of approximately 38.1% of the outstanding shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.


                              OTHER INFORMATION
    The Trust, which is a Massachusetts business trust established in 1985, was originally called Eaton Vance High Yield Municipals Trust. The Trust changed its name to Eaton Vance Municipals Trust on January 7, 1991. The Fund changed its name from Eaton Vance Louisiana Tax Free Fund to EV Marathon Louisiana Tax Free Fund on February 1, 1994 and to EV Marathon Louisiana Municipals Fund on January 1, 1996.

                          TAX EQUIVALENT YIELD TABLE


    The table below gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7% under the regular federal income tax and Louisiana State income tax laws and tax rates applicable for 1995.



                                                                A FEDERAL AND LOUISIANA STATE
                                                                    TAX-EXEMPT YIELD OF:
                                      COMBINED      ------------------------------------------------------
  SINGLE RETURN        JOINT RETURN  FEDERAL AND      4%    4.5%     5%     5.5%    6%     6.5%     7%
------------------------------------- LA STATE      ------------------------------------------------------
            (TAXABLE INCOME*)        TAX BRACKET+        Is equivalent to a fully taxable yield of:
----------------------------------------------------------------------------------------------------------
   Up to $ 23,350     Up to $ 39,000    18.40%      4.90%  5.51%   6.13%   6.74%  7.35%   7.97%   8.58%
$ 23,351-  56,550  $ 39,001-  94,250    32.32%      5.91    6.65    7.39    8.13   8.87    9.60   10.34
$ 56,551- 117,950  $ 94,251- 143,600    35.14%      6.17    6.94    7.71    8.48   9.25   10.02   10.79
$117,951- 256,500  $143,601- 256,500    39.84%      6.65    7.48    8.31    9.14   9.97   10.80   11.64
    Over $256,500      Over $256,500    43.22%      7.05    7.93    8.81    9.69  10.57   11.45   12.33

*Net amount subject to federal and Louisiana personal income tax after deductions and exemptions.


+Tax brackets are calculated using the highest Louisiana tax rate within the brackets. Taxpayers with taxable income within these brackets may have a lower combined bracket and taxable equivalent yield than indicated above. The combined tax rates assume that Louisiana taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. The applicable federal tax rates within each of these combined brackets are 15%, 28%, 31% and 39.6%.

Note: The federal income tax portion of above-indicated combined income tax brackets does not take into account the effect of a reduction in the deductibility of itemized deductions (including Louisiana State income taxes) for taxpayers with adjusted gross income in excess of $114,700. The tax brackets also do not show the effects of phaseout of personal exemptions for single filers with adjusted gross income in excess of $114,700 and joint filers with adjusted gross income in excess of $172,050. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above.

Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield.
No assurance can be given that EV Marathon Louisiana Municipals Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations, the interest from which is exempt from the regular federal income tax and Louisiana personal income taxes, other income received by the Portfolio and allocated to the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions except for Louisiana personal income taxes. It should also be noted that the interest earned on certain "private activity bonds"
issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the federal alternative minimum tax. The illustrations assume that the federal alternative minimum tax is not applicable and do not take into account any tax credits that may be available.

The information set forth above is as of the date of this Statement of Additional Information.
Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above. Investors should consult with their tax adviser for additional information.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II

    This Part II provides information about EV MARATHON MARYLAND MUNICIPALS FUND. The investment objective of the Fund is to provide current income exempt from regular federal income tax and Maryland State and local income taxes. The Fund currently seeks to achieve its investment objective by investing its assets in the Maryland Municipals Portfolio (the "Portfolio").

                            RISKS OF CONCENTRATION
    The following information as to certain Maryland considerations is given to investors in view of the Portfolio's policy of concentrating its investments in Maryland issuers. Such information supplements the information in the Prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of Maryland issuers. Neither the Trust nor the Portfolio has independently verified this information.

    Generally Maryland has been among the most heavily indebted of the states, although its position is more moderate with the inclusion of local debt, reflecting in part the State assumption several years ago of a substantial portion of local school construction costs. The State became concerned over its debt levels and, following recommendations of a debt affordability committee, has practiced restraint in borrowing. Resources have also expanded and debt ratios have fallen. Capital borrowing plans are reasonable and designed not to increase debt levels. Recently, major infrastructure projects undertaken, including a light rail line, a stadium, and airport and convention center improvements, have been financed primarily by revenue-backed or other non-general obligation financings.

    The public indebtedness of Maryland and its instrumentalities is divided into three basic types. The State, as well as the various counties and municipalities of the State, issues general obligation bonds payable from ad valorem taxes for capital improvements. The Department of Transportation of Maryland issues limited, special obligation bonds for transportation purposes payable primarily from specific, fixed-rate excise taxes and other revenues related mainly to highway use. Certain authorities, as well as several local governments, issue obligations payable solely from identified taxes or revenue streams, including loan obligations from nonprofits, companies or other private entities, and for which the State or local government has no liability and has given no moral obligation assurance. The State, its agencies and departments and the various localities also enter into municipal leases or installment purchase obligations. Such a lease is not a general obligation of the municipality for which the municipality's taxing power is pledged but is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease. Such municipal leases generally contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease payments in future years unless money is appropriated for such purpose on a yearly basis.

    During fiscal year 1991 through 1993, the State experienced budgetary problems caused by a national recession. To address revenue shortfalls and expanded expenditure requirements the State increased tax and other revenues, curtailed various programs and transferred funds from various reserve accounts. The State ended its fiscal year 1994 with a General Fund suplus on a budgetary basis of approximately $60.0 million, and ended its fiscal year 1995 with a General Fund surplus on a budgetary basis of approximately $26.5 million (excluding $106 million to be applied to the fiscal year 1996 budget) and $286.1 million in the Revenue Stabilization Account of the State Reserve Fund. When the fiscal year 1996 budget was enacted, it was anticipated that the year-end General Fund surplus on a budgetary basis would be approximately $7.8 million and that there would be $370.9 million in the State's Revenue Stabilization Account. The State currently projects the year-end General Fund surplus on a budgetary basis to be approximately $34.3 million and the balance in the Revenue Stabilization Account to be approximately $51.8 million. Fiscal year 1995 revenues for the General Fund were $7.09 billion; fiscal 1996 revenues for the General Fund are anticipated to be $7.43 billion.

                              FEES AND EXPENSES
INVESTMENT ADVISER
    As of August 31, 1995, the Portfolio had net assets of $115,004,176. For the fiscal year ended August 31, 1995, the Portfolio paid BMR advisory fees of $459,907 (equivalent to 0.40% of the Portfolio's average daily net assets for such year). For the eleven months ended August 31, 1994, the Portfolio paid BMR advisory fees of $390,773 (equivalent to 0.39% (annualized) of the Portfolio's average daily net assets for such period). For the period from the Portfolio's start of business, February 1, 1993, to the fiscal year ended September 30, 1993, absent a fee reduction, the Portfolio would have paid BMR advisory fees of $153,778 (equivalent to 0.34% (annualized) of the Portfolio's average daily net assets for such period). To enhance the net income of the Portfolio, BMR made a reduction of its advisory fee in the amount of $11,256. The Portfolio's Investment Advisory Agreement with BMR is dated October 13, 1992 and remains in effect until February 28, 1996. The Agreement may be continued as described under "Investment Adviser and Administrator" in Part I of this Statement of Additional Information.

    Prior to February 1, 1993 (when the Fund transferred its assets to the Portfolio in exchange for an interest in the Portfolio), the Fund retained Eaton Vance as its investment adviser. For the period from October 1, 1992 to February 1, 1993, Eaton Vance would have earned, absent a fee reduction, advisory fees of $28,837 (equivalent to 0.23% (annualized) of the Fund's average daily net assets for such period). To enhance the net income of the Fund, Eaton Vance made a reduction of the full amount of its advisory fee.


DISTRIBUTION PLAN
    The Distribution Plan and Distribution Agreement remain in effect until April 28, 1996 and may be continued as described under "Distribution Plan" in
Part I of this Statement of Additional Information. Pursuant to Rule 12b-1, the Plan has been approved by the Fund's shareholders and by the Board of Trustees of the Trust, as required by Rule 12b-1. During the fiscal year ended August 31, 1995, the Principal Underwriter paid sales commissions of $387,594 to Authorized Firms on sales of Fund shares. During the same period, the Fund made sales commission payments under the Plan to the Principal Underwriter aggregating $845,760, which amount reduced Uncovered Distribution Charges. During such period, contingent deferred sales charges aggregating approximately $511,000 were imposed on early redeeming shareholders and paid to the Principal Underwriter to reduce Uncovered Distribution Charges. As at August 31, 1995, the outstanding Uncovered Distribution Charges of the Principal Underwriter calculated under the Plan amounted to approximately $4,520,000 (which amount was equivalent to 4.0% of the Fund's net assets on such date). During the fiscal year ended August 31, 1995, the Fund paid service fee payments under the Plan aggregating $143,033, of which $142,762 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter.


PRINCIPAL UNDERWRITER
    For the fiscal year ended August 31, 1995, the Fund paid the Principal Underwriter $1,125 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each such transaction).


CUSTODIAN
    For the fiscal year ended August 31, 1995, the Fund paid IBT $10,410 and the Portfolio paid IBT $16,357.

BROKERAGE
    For the fiscal year ended August 31, 1995, the eleven months ended August 31, 1994, and for the period from the start of business, February 1, 1993, to the fiscal year ended September 30, 1993, the Portfolio paid no brokerage commissions on portfolio transactions. For the period from October 1, 1992, to February 1, 1993 (when the Fund transferred its assets to the Portfolio), the Fund paid no brokerage commissions on portfolio transactions.

TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended August 31, 1995, the noninterested Trustees of the Trust and the Portfolio received the following compensation in their capacities as Trustees from the Fund and the Portfolio, and, for the year ended September 30, 1995, earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex\1/:


                                 AGGREGATE      AGGREGATE     TOTAL COMPENSATION
                                COMPENSATION   COMPENSATION     FROM TRUST AND
  NAME                            FROM FUND   FROM PORTFOLIO     FUND COMPLEX
  ----                          ------------  --------------  -----------------
Donald R. Dwight ..........        $666          $1,563\2/        $135,000\4/
Samuel L. Hayes, III ......         643           1,608\3/         150,000\5/
Norton H. Reamer ..........         628           1,630            135,000
John L. Thorndike .........         637           1,718            140,000
Jack L. Treynor ...........         686           1,647            140,000
----------
\1/ The Eaton Vance fund complex consists of 211 registered investment companies or series thereof.
\2/ Includes $393 of deferred compensation.
\3/ Includes $517 of deferred compensation.
\4/ Includes $35,000 of deferred compensation.
\5/ Includes $33,750 of deferred compensation.


                        ADDITIONAL OFFICER INFORMATION
    In addition to the officers of the Portfolio listed under "Officers of the Trust and the Portfolio" in Part I of this Statement of Additional Information, Timothy T. Browse (36) is a Vice President of the Portfolio. Mr. Browse has served as a Vice President of the Portfolio since June 19, 1995. Mr. Browse has been a Vice President of BMR and Eaton Vance since 1993 and an employee of Eaton Vance since 1992. Mr. Browse is an officer of various investment companies managed by Eaton Vance or BMR. Prior to joining Eaton Vance, Mr. Browse was a Municipal Bond Trader -- Fidelity Management & Research Company (1987-1992).



                           PERFORMANCE INFORMATION
    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Fund covering the life of the Fund from February 3, 1992 through August 31, 1995 and for the one year period ended August 31, 1995.



                                                   VALUE OF A $1,000 INVESTMENT


                                                                                 TOTAL RETURN                  TOTAL RETURN
                                       VALUE BEFORE DE-  VALUE AFTER DE-      BEFORE DEDUCTING              AFTER DEDUCTING
                                       DUCTING THE CON-  DUCTING THE CON- THE CONTINGENT DEFERRED       THE CONTINGENT DEFERRED
                                       TINGENT DEFERRED  TINGENT DEFERRED        SALES CHARGE                 SALES CHARGE**
  INVESTMENT    INVESTMENT  AMOUNT OF    SALES CHARGE     SALES CHARGE**  --------------------------  --------------------------
    PERIOD         DATE    INVESTMENT     ON 8/31/95       ON 8/31/95      CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
------------    ---------- -----------  ---------------  ---------------  ------------  ------------  ------------  ------------
Life of
the Fund***      2/3/92*     $1,000        $1,234.00**      $1,204.00**      23.40%        6.05%         20.40%        5.32%
1 Year
Ended
8/31/95          8/31/94     $1,000        $1,067.09        $1,017.09         6.71%        6.71%          1.71%        1.71%

    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.
----------
  * Investment operations began on February 3, 1992.
 ** No contingent deferred sales charge is imposed on certain redemptions. See the Fund's current Prospectus.
*** If a portion of the Portfolio's and/or the Fund's expenses had not been subsidized, the Fund would have had lower returns.

    For the thirty-day period ended August 31, 1995, the yield of the Fund was 4.62%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 4.62% would be 7.28%, assuming a combined federal and State tax rate of 36.52%.

    The Fund's distribution rate (calculated on August 31, 1995 and based on the Fund's monthly distribution paid August 15, 1995) was 4.75%, and the Fund's effective distribution rate (calculated on the same date and based on the same monthly distribution) was 4.86%.


    See the Tax Equivalent Yield Table in this Part II for information concerning applicable tax rates and income brackets.

                                    TAXES
    The Fund will not be subject to Maryland corporate income tax, provided that, if there exists sufficient nexus between the State of Maryland and the Fund to enable Maryland to tax the Fund, then the Fund will not be subject to the corporate income tax for a taxable year if the Fund distributes to shareholders all of its net investment income for such year.


    The Fund will not be subject to Maryland financial institution franchise taxes.

    Obligations held by the Fund will not be subject to Maryland personal property tax.


             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
    As at October 13, 1995, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of October 13, 1995, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL was the record owner of approximately 16.5% of the outstanding shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.


                              OTHER INFORMATION
    The Trust, which is a Massachusetts business trust established in 1985, was originally called Eaton Vance High Yield Municipals Trust. The Trust changed its name to Eaton Vance Municipals Trust on January 7, 1991. The Fund changed its name from Eaton Vance Maryland Tax Free Fund to EV Marathon Maryland Tax Free Fund on February 1, 1994 and to EV Marathon Maryland Municipals Fund on January 1, 1996.

                          TAX EQUIVALENT YIELD TABLE

    The table below gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7% under the regular federal income tax and Maryland State income tax laws and tax rates applicable for 1995.


                                                               A FEDERAL AND MARYLAND STATE
                                      COMBINED                     TAX-EXEMPT YIELD OF:
                                     FEDERAL AND    ------------------------------------------------------
  SINGLE RETURN        JOINT RETURN   MD STATE        4%    4.5%     5%     5.5%    6%     6.5%     7%
------------------------------------- AND LOCAL     ------------------------------------------------------
            (TAXABLE INCOME)*        TAX BRACKET+        Is equivalent to a fully taxable yield of:
----------------------------------------------------------------------------------------------------------
   Up to $ 23,350     Up to $ 39,000    21.80%      5.12%   5.75%   6.39%   7.03%   7.67%  8.31%   8.95%
$ 23,351-  56,550  $ 39,001-  94,250    33.76       6.04    6.79    7.55    8.30    9.06   9.81   10.57
$ 56,551- 117,950  $ 94,251- 143,600    36.52       6.30    7.09    7.88    8.66    9.45  10.24   11.03
$117,951- 256,500  $143,601- 256,500    41.12       6.79    7.64    8.49    9.34   10.19  11.04   11.89
    Over $256,500      Over $256,500    44.43       7.20    8.10    9.00    9.90   10.80  11.70   12.60

* Net amount subject to federal and Maryland State and local personal income taxes after deductions and exemptions.


+ Tax brackets are calculated using the highest Maryland State and local tax rate within the brackets. Taxpayers with taxable income within these brackets may have a lower combined bracket and taxable equivalent yield than indicated above. The illustration assumes the taxpayer is subject to a local income tax which is 60% of the State rate. The combined tax rates assume that Maryland taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. The applicable federal tax rates within the brackets set forth above are 15%, 28%, 31%, 36% and 39.6% over the same ranges of income.


Note: The federal income tax portion of above-indicated combined income tax brackets does not take into account the effect of a reduction in the deductibility of itemized deductions (including Maryland State and local income taxes) for taxpayers with adjusted gross income in excess of $114,700. The tax brackets also do not show the effects of phaseout of personal exemptions for single filers with adjusted gross income in excess of $114,700 and joint filers with adjusted gross income in excess of $172,050. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above.


Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield. No assurance can be given that EV Marathon Maryland Municipals Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations, the interest from which is exempt from the regular federal income tax and Maryland State personal income taxes, other income received by the Portfolio and allocated to the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions except for Maryland State personal income taxes. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the federal alternative minimum tax. The illustrations assume that the federal alternative minimum tax is not applicable and do not take into account any tax credits that may be available.

The information set forth above is as of the date of this Statement of Additional Information. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above. Investors should consult their tax adviser for additional information.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II

    This Part II provides information about EV MARATHON MISSOURI MUNICIPALS FUND. The investment objective of the Fund is to provide current income exempt from regular federal income tax and Missouri State personal income taxes. The Fund currently seeks to achieve its investment objective by investing its assets in the Missouri Municipals Portfolio (the "Portfolio").

                            RISKS OF CONCENTRATION
    The following information as to certain Missouri considerations is given to investors in view of the Portfolio's policy of concentrating its investments in Missouri issuers. Such information supplements the information in the Prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of Missouri issuers. Neither the Trust nor the Portfolio has independently verified this information.

    While Missouri has a diverse economy with a distribution of earnings and employment among manufacturing, trade and service sectors closely approximating the average national distribution, the national economic recession of the early 1980's had a disproportionately adverse impact on the economy of Missouri. However, since the 1980 to 1983 recession periods, Missouri unemployment levels generally approximated or slightly exceeded the national average. The St. Louis and Kansas City metropolitan areas are important contributors to the Missouri economy. Economic reversals in either of these two areas would have a major impact on the overall economic condition of the State of Missouri. Additionally, the State of Missouri has a significant agricultural sector which is experiencing farm-related problems comparable to those which are occurring in other states. To the extent that these problems were to intensify, there could possibly be an adverse impact on the overall economic condition of the State.

    Defense related business plays an important role in Missouri's economy. In addition to the large number of civilians employed at the various military installations and training bases in the State, aircraft and related businesses in Missouri are the recipients of substantial annual dollar volumes of defense contract awards. McDonnell Douglas Corporation, the State's largest employer, received the second largest dollar amount of defense contracts in the United States in 1994. There can be no assurances there will not be further changes in the levels of military appropriations, and, to the extent that further changes in military appropriations are enacted by the United States Congress, Missouri could be disproportionately affected.

    Desegregation lawsuits in St. Louis and Kansas City continue to require significant levels of state funding and are sources of uncertainty: litigation continues on many issues, court orders are unpredictable, and school district spending patterns have proven difficult to predict. A recent Supreme Court decision favorable to the State may decrease the level of State funding required in the future, but the impact of this decision is uncertain. The State paid $282 million for desegregation costs in fiscal 1994 and the budget for fiscal 1995 provided $315 million. This expense accounts for close to 7% of total state General Revenue Fund spending.

    Article X, Sections 16-24 of the Constitution of Missouri (the "Hancock Amendment") imposes limitations on the amount of State taxes which may be imposed by the General Assembly of Missouri (the "General Assembly") as well as on the amount of local taxes, licenses and fees (including taxes, licenses and fees used to meet debt service commitments on debt obligations) which may be imposed by local governmental units (such as cities, counties, school districts, fire protection districts and other similar bodies) in the State of Missouri in any fiscal year.

    The limit on taxes is tied to total State revenues determined in accordance with the formula set forth in the amendment, which adjusts the limit based on increases in the average personal income of Missouri for certain designated periods. The details of the amendment are complex and clarification from subsequent legislation and further judicial decisions may be necessary. Generally, if the total State revenues exceed the State revenue limit imposed by
Section 18 of Article X by more than 1%, the State is required to refund the excess. The State revenue limitation imposed by the Hancock Amendment does not apply to taxes imposed for the payment of principal and interest on bonds, approved by the voters and authorized by the Missouri Constitution. The revenue limit can also be exceeded by a constitutional amendment authorizing new or increased taxes or revenues adopted by the voters of the State of Missouri. The Hancock Amendment also limits new taxes, licenses and fees and increases in taxes, licenses and fees by local governmental units in Missouri. It prohibits counties and other political subdivisions (essentially all local governmental units) from levying new taxes, licenses and fees or increasing the current levy of an existing tax, license or fee "without the approval of the required majority of the qualified voters of that county or other political subdivision voting thereon."

    When a local governmental unit's tax base with respect to certain fees or taxes is broadened, the Hancock Amendment requires the tax levy or fees to be reduced "to yield the same estimated gross revenue as on the prior base." It also effectively limits any percentage increase in property tax revenues to the percentage increase in the general price level (plus the value of new construction and improvements), even if the assessed valuation of property in the local governmental unit, excluding the value of new construction and improvements, increases at a rate exceeding the increase in the general price level.

                              FEES AND EXPENSES

INVESTMENT ADVISER
    As of August 31, 1995, the Portfolio had net assets of $93,162,103. For the fiscal year ended August 31, 1995, the Portfolio paid BMR advisory fees of $353,176 (equivalent to 0.38% of the Portfolio's average daily net assets for such year). For the eleven months ended August 31, 1994, the Portfolio paid BMR advisory fees of $296,556 (equivalent to 0.37% (annualized) of the Portfolio's average daily net assets for such period). For the period from the Portfolio's start of business, February 1, 1993, to the fiscal year ended September 30, 1993, the Portfolio paid BMR advisory fees of $112,605 (equivalent to 0.30% (annualized) of the Portfolio's average daily net assets for such period). The Portfolio's Investment Advisory Agreement with BMR is dated October 13, 1992 and remains in effect until February 28, 1996. The Agreement may be continued as described under "Investment Adviser and Administrator" in Part I of this Statement of Additional Information.

    Prior to February 1, 1993 (when the Fund transferred its assets to the Portfolio in exchange for an interest in the Portfolio), the Fund retained Eaton Vance as its investment adviser. For the period from October 1, 1992 to February 1, 1993, Eaton Vance would have earned, absent a fee reduction, advisory fees of $21,976 (equivalent to 0.21% (annualized) of the Fund's average daily net assets for such period). To enhance the net income of the Fund, Eaton Vance made a reduction of its fee in the amount of $15,183.


DISTRIBUTION PLAN
    The Distribution Plan and Distribution Agreement remain in effect until April 28, 1996 and may be continued as described under "Distribution Plan" in
Part I of this Statement of Additional Information. Pursuant to Rule 12b-1, the Plan has been approved by the Fund's shareholders and by the Board of Trustees of the Trust, as required by Rule 12b-1. During the fiscal year ended August 31, 1995, the Principal Underwriter paid sales commissions of $220,357 to Authorized Firms on sales of Fund shares. During the same period, the Fund made sales commission payments under the Plan to the Principal Underwriter aggregating $667,042, which amount reduced Uncovered Distribution Charges. During such period, contingent deferred sales charges aggregating approximately $279,000 were imposed on early redeeming shareholders and paid to the Principal Underwriter to reduce Uncovered Distribution Charges. As at August 31, 1995, the outstanding Uncovered Distribution Charges of the Principal Underwriter calculated under the Plan amounted to approximately $3,461,000 (which amount was equivalent to 3.9% of the Fund's net assets on such date). During the fiscal year ended August 31, 1995, the Fund paid service fee payments under the Plan aggregating $129,925, of which $129,622 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter.


PRINCIPAL UNDERWRITER
    For the fiscal year ended August 31, 1995, the Fund paid the Principal Underwriter $812.50 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each such transaction).


CUSTODIAN
    For the fiscal year ended August 31, 1995, the Fund paid IBT $9,929 and the Portfolio paid IBT $35,917.

BROKERAGE
    For the fiscal year ended August 31, 1995, the eleven months ended August 31, 1994, and for the period from the start of business, February 1, 1993, to the fiscal year ended September 30, 1993, the Portfolio paid no brokerage commissions on portfolio transactions. For the period from October 1, 1992, to February 1, 1993 (when the Fund transferred its assets to the Portfolio), the Fund paid no brokerage commissions on portfolio transactions.

TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended August 31, 1995, the noninterested Trustees of the Trust and the Portfolio received the following compensation in their capacities as Trustees from the Fund and the Portfolio, and, for the year ended September 30, 1995, earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex\1/: COMPENSATION COMPENSATION TOTAL COMPENSATION


                                 AGGREGATE      AGGREGATE     TOTAL COMPENSATION
                                COMPENSATION   COMPENSATION     FROM TRUST AND
  NAME                            FROM FUND   FROM PORTFOLIO     FUND COMPLEX
  ----                          ------------  --------------  -----------------
Donald R. Dwight ..........         $333          $1,164\2/        $135,000\4/
Samuel L. Hayes, III ......          322           1,222\3/         150,000\5/
Norton H. Reamer ..........          314           1,254            135,000
John L. Thorndike .........          318           1,336            140,000
Jack L. Treynor ...........          343           1,235            140,000
----------
\1/ The Eaton Vance fund complex consists of 211 registered investment companies or series thereof.
\2/ Includes $294 of deferred compensation.
\3/ Includes $393 of deferred compensation.
\4/ Includes $35,000 of deferred compensation.
\5/ Includes $33,750 of deferred compensation.


                        ADDITIONAL OFFICER INFORMATION
    In addition to the officers of the Portfolio listed under "Officers of the Trust and the Portfolio" in Part I of this Statement of Additional Information, Cynthia J. Clemson (32) is a Vice President of the Portfolio. Ms. Clemson has served as a Vice President of the Portfolio since June 19, 1995. Ms. Clemson has been a Vice President of BMR and Eaton Vance since 1993 and an employee of Eaton Vance since 1985. Ms. Clemson is an officer of various investment companies managed by Eaton Vance or BMR.

                           PERFORMANCE INFORMATION
    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Fund covering the life of the Fund from May 1, 1992 through August 31, 1995 and for the one year period ended August 31, 1995.


                                                   VALUE OF A $1,000 INVESTMENT


                                                                                 TOTAL RETURN                  TOTAL RETURN
                                       VALUE BEFORE DE-  VALUE AFTER DE-      BEFORE DEDUCTING              AFTER DEDUCTING
                                       DUCTING THE CON-  DUCTING THE CON- THE CONTINGENT DEFERRED       THE CONTINGENT DEFERRED
                                       TINGENT DEFERRED  TINGENT DEFERRED        SALES CHARGE                 SALES CHARGE**
  INVESTMENT    INVESTMENT  AMOUNT OF    SALES CHARGE     SALES CHARGE**  --------------------------  --------------------------
    PERIOD         DATE    INVESTMENT     ON 8/31/95       ON 8/31/95      CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
------------    ---------- -----------  ---------------  ---------------  ------------  ------------  ------------  ------------
Life of
the Fund***      5/1/92*     $1,000        $1,257.58        $1,227.58        25.76%        7.10%         22.76%        6.33%
1 Year
Ended
8/31/95          8/31/94     $1,000        $1,078.18        $1,028.18         7.82%        7.82%          2.82%        2.82%


    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.
----------
  * Investment operations began on May 1, 1992.

 ** No contingent deferred sales charge is imposed on certain redemptions. See the Fund's current Prospectus.

*** If a portion of the Fund's expenses had not been subsidized, the Fund would have had lower returns.

    For the thirty-day period ended August 31, 1995, the yield of the Fund was 4.54%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 4.54% would be 6.71%, assuming a combined federal and State tax rate of 35.14%.

    The Fund's distribution rate (calculated on August 31, 1995 and based on the Fund's monthly distribution paid August 15, 1995) was 4.58%, and the Fund's effective distribution rate (calculated on the same date and based on the same monthly distribution) was 4.67%.


See the Tax Equivalent Yield Table in this Part II for information concerning applicable tax rates and income brackets.


             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
     As at October 13, 1995, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of October 13, 1995, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL was the record owner of approximately 7.6% of the outstanding shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.

                              OTHER INFORMATION
    The Trust, which is a Massachusetts business trust established in 1985, was originally called Eaton Vance High Yield Municipals Trust. The Trust changed its name to Eaton Vance Municipals Trust on January 7, 1991. The Fund changed its name from Eaton Vance Missouri Tax Free Fund to EV Marathon Missouri Tax Free Fund on February 1, 1994 and to EV Marathon Missouri Municipals Fund on January 1, 1996.

                          TAX EQUIVALENT YIELD TABLE
    The table below gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7% under the regular federal income tax and Missouri State income tax laws and tax rates applicable for 1995.


                                                                A FEDERAL AND MISSOURI STATE
                                                                    TAX-EXEMPT YIELD OF:
                                      COMBINED      ------------------------------------------------------
  SINGLE RETURN        JOINT RETURN  FEDERAL AND      4%    4.5%     5%     5.5%    6%     6.5%     7%
------------------------------------- MO STATE      ------------------------------------------------------
            (TAXABLE INCOME)*        TAX BRACKET+        Is equivalent to a fully taxable yield of:
----------------------------------------------------------------------------------------------------------
   Up to $ 23,350     Up to $ 39,000    20.10%      5.01%   5.63%   6.26%   6.88%   7.51%  8.14%   8.76%
$ 23,351-  56,550  $ 39,001-  94,250    32.32       5.91    6.65    7.39    8.13    8.87   9.60   10.34
$ 56,551- 117,950  $ 94,251- 143,600    35.14       6.17    6.94    7.71    8.48    9.25  10.02   10.79
$117,951- 256,500  $143,601- 256,500    39.84       6.65    7.48    8.31    9.14    9.97  10.80   11.64
    Over $256,500      Over $256,500    43.22       7.05    7.93    8.81    9.69   10.57  11.45   12.33

* Net amount subject to federal and Missouri personal income tax after deductions and exemptions.


+ The first tax bracket is calculated using the highest Missouri tax rate within the bracket. Taxpayers with taxable income within this bracket may have a lower combined bracket and taxable equivalent yield than indicated above. The combined tax rates assume that Missouri taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. The applicable federal tax rates within the brackets set forth above are 15%, 28%, 31%, 36% and 39.6% over the same ranges of income. The assumed Missouri State income tax rate is 6%.

Note: The federal income tax portion of above-indicated combined income tax brackets does not take into account the effect of a reduction in the deductibility of itemized deductions (including Missouri State income taxes) for taxpayers with adjusted gross income in excess of $114,700. The tax brackets also do not show the effects of phaseout of personal exemptions for single filers with adjusted gross income in excess of $114,700 and joint filers with adjusted gross income in excess of $172,050. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above.

Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield. No assurance can be given that EV Marathon Missouri Municipals Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations, the interest from which is exempt from the regular federal income tax and Missouri personal income taxes, other income received by the Portfolio and allocated to the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions except for Missouri personal income taxes. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the federal alternative minimum tax. The illustrations assume that the federal alternative minimum tax is not applicable and do not take into account any tax credits that may be available.

The information set forth above is as of the date of this Statement of Additional Information. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above. Investors should consult their tax adviser for additional information.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II
    This Part II provides information about EV MARATHON NORTH CAROLINA MUNICIPALS FUND. The investment objective of the Fund is to provide current income exempt from regular federal income tax and North Carolina State personal income taxes. The Fund currently seeks to achieve its investment objective by investing its assets in the North Carolina Municipals Portfolio (the "Portfolio").



                            RISKS OF CONCENTRATION
    The following information as to certain North Carolina considerations is given to investors in view of the Portfolio's policy of concentrating its investments in North Carolina issuers. Such information supplements the information in the Prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of North Carolina issuers. Neither the Trust nor the Portfolio has independently verified this information.


    The economic profile of the State consists of a combination of industry, agriculture and tourism. The State's seasonally adjusted unemployment rate in June 1995 was 4.4% of the labor force, as compared with an unemployment rate of 5.6% nationwide. The labor force has undergone significant change during recent years. The State has moved from an agricultural to a service and "goods producing" economy. Those persons displaced by farm mechanization and farm consolidations have, in large measure, sought and found employment in other pursuits.

    During fiscal 1991 and 1992, the State was forced to employ various non-recurring items and budget reductions in order to balance the State's budget. Among other things, the State deferred Basic Education Program improvements. In addition, the State also implemented approximately $640 million in tax increases, including raising the State sales tax from 3% to 4%. This 4% tax is the State's portion of the total 6% sales tax with the rest dedicated to local governments. A 4% corporate income tax surcharge was also implemented and is scheduled to terminate on January 1, 1995. The State's fiscal position has improved considerably since 1992, with the general fund balance increasing from a deficit position to a surplus equal to 11% of 1994 expenditures.

    The State is a defendant in pending court actions involving the taxing of benefits paid to federal retirees and related matters. Although specific claims for damages have not been precisely calculated, the amount could exceed $400 million over a period of years. The State is also a defendant in several other litigations which, in the opinion of the Department of the Treasurer, could have a material adverse affect on the State's ability to meet its obligations. In the Leandro action, the plaintiffs claim that the State has failed to provide adequate or substantially equal educational opportunities to children. In the Francisco action, the plaintiffs claim that the State has failed to fund programs to educate non-English speaking students. In a series of cases involving State retirement benefits, disabled retirees are challenging, on various grounds, changes in the formula for paying retirement benefits. Damages could exceed $100 million. In the Fulton case, the imposition of the State's intangible personal property tax on shares of stock has been challenged.


                              FEES AND EXPENSES
INVESTMENT ADVISER
    As of August 31, 1995, the Portfolio had net assets of $195,178,724. For the fiscal year ended August 31, 1995, the Portfolio paid BMR advisory fees of $851,448 (equivalent to 0.44% of the Portfolio's average daily net assets for such year). For the eleven months ended August 31, 1994, the Portfolio paid BMR advisory fees of $744,143 (equivalent to 0.42% (annualized) of the Portfolio's average daily net assets for such period). For the period from the Portfolio's start of business, February 1, 1993, to the fiscal year ended September 30, 1993, the Portfolio paid BMR advisory fees of $373,030 (equivalent to 0.40% (annualized) of the Portfolio's average daily net assets for such period). The Portfolio's Investment Advisory Agreement with BMR is dated October 13, 1992 and remains in effect until February 28, 1996. The Agreement may be continued as described under "Investment Adviser and Administrator" in Part I of this Statement of Additional Information.


    Prior to February 1, 1993 (when the Fund transferred its assets to the Portfolio in exchange for an interest in the Portfolio), the Fund retained Eaton Vance as its investment adviser. For the period from October 1, 1992 to February 1, 1993, the Fund paid Eaton Vance advisory fees of $108,407 (equivalent to 0.37% (annualized) of the Fund's average daily net assets for such period).


DISTRIBUTION PLAN
    The Distribution Plan and Distribution Agreement remain in effect until April 28, 1996 and may be continued as described under "Distribution Plan" in
Part I of this Statement of Additional Information. Pursuant to Rule 12b-1, the Plan has been approved by the Fund's shareholders and by the Board of Trustees of the Trust as required by Rule 12b-1. During the fiscal year ended August 31, 1995, the Principal Underwriter paid sales commissions of $434,383 to Authorized Firms on sales of Fund shares. During the same period, the Fund made sales commission payments under the Plan to the Principal Underwriter aggregating $1,405,043, which amount reduced Uncovered Distribution Charges. During such period, contingent deferred sales charges aggregating approximately $615,000 were imposed on early redeeming shareholders and paid to the Principal Underwriter to reduce Uncovered Distribution Charges. As at August 31, 1995, the outstanding Uncovered Distribution Charges of the Principal Underwriter calculated under the Plan amounted to approximately $7,188,000 (which amount was equivalent to 3.8% of the Fund's net assets on such date). During the fiscal year ended August 31, 1995, the Fund paid service fee payments under the Plan aggregating $267,517, of which $266,540 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter.


PRINCIPAL UNDERWRITER
    For the fiscal year ended August 31, 1995, the Fund paid the Principal Underwriter $1,577.50 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each such transaction).


CUSTODIAN
    For the fiscal year ended August 31, 1995, the Fund paid IBT $500 and the Portfolio paid IBT $1,500.


BROKERAGE
    For the fiscal year ended August 31, 1995, the eleven months ended August 31, 1994, and for the period from the start of business, February 1, 1993, to the fiscal year ended September 30, 1993, the Portfolio paid no brokerage commissions on portfolio transactions. For the period from October 1, 1992, to February 1, 1993 (when the Fund transferred its assets to the Portfolio), the Fund paid no brokerage commissions on portfolio transactions.


TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and of the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended August 31, 1995, the noninterested Trustees of the Trust and the Portfolio received the following compensation in their capacities as Trustees from the Fund and the Portfolio, and, for the year ended September 30, 1995, earned the following compensation in their capacites as Trustees of the funds in the Eaton Vance fund complex\1/:


                           AGGREGATE          AGGREGATE       TOTAL COMPENSATION
                         COMPENSATION       COMPENSATION       FROM TRUST AND
  NAME                     FROM FUND        FROM PORTFOLIO       FUND COMPLEX
  ----                   ------------       --------------     --------------
  Donald R. Dwight .....    $666              $2,096\2/          $135,000\4/
  Samuel L. Hayes, III .     643               2,123\3/           150,000\5/
  Norton H. Reamer .....     628               2,133              135,000
  John L. Thorndike ....     637               2,227              140,000
  Jack L. Treynor ......     686               2,196              140,000
----------
\1/ The Eaton Vance fund complex consists of 211 registered investment companies or series thereof.
\2/ Includes $525 of deferred compensation.
\3/ Includes $682 of deferred compensation.
\4/ Includes $35,000 of deferred compensation.
\5/ Includes $33,750 of deferred compensation.


                           PERFORMANCE INFORMATION
    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Fund covering the life of the Fund from October 23, 1991 through August 31, 1995 and for the one-year period ended August 31, 1995.


                                                   VALUE OF A $1,000 INVESTMENT


                                                                                 TOTAL RETURN                  TOTAL RETURN
                                       VALUE BEFORE DE-  VALUE AFTER DE-      BEFORE DEDUCTING              AFTER DEDUCTING
                                       DUCTING THE CON-  DUCTING THE CON- THE CONTINGENT DEFERRED       THE CONTINGENT DEFERRED
                                       TINGENT DEFERRED  TINGENT DEFERRED        SALES CHARGE                 SALES CHARGE**
  INVESTMENT    INVESTMENT  AMOUNT OF    SALES CHARGE     SALES CHARGE**  --------------------------  --------------------------
    PERIOD         DATE    INVESTMENT     ON 8/31/95       ON 8/31/95      CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
------------    ---------- -----------  ---------------  ---------------  ------------  ------------  ------------  ------------
Life of
the Fund***      10/23/91*   $1,000        $1,230.52        $1,200.64        23.05%        5.52%         20.06%        4.85%
1 Year
Ended
8/31/95           8/31/94    $1,000        $1,050.26        $1,000.31         5.03%        5.03%          0.03%        0.03%


    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.

----------
  * Investment operations began on October 23, 1991.

 ** No contingent deferred sales charge is imposed on certain redemptions. See the Fund's current Prospectus.

***If a portion of the Fund's expenses had not been subsidized, the Fund would have had lower returns.


    For the thirty-day period ended August 31, 1995, the yield of the Fund was 4.55%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 4.55% would be 7.15%, assuming a combined federal and State tax rate of 36.35%.


    The Fund's distribution rate (calculated on August 31, 1995 and based on the Fund's monthly distribution paid August 15, 1995) was 4.77%, and the Fund's effective distribution rate (calculated on the same date and based on the same monthly distribution) was 4.88%.


    See the Tax Equivalent Yield Table in this Part II for information concerning applicable tax rates and income brackets.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

    As at October 13, 1995, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of October 13, 1995, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL was the record owner of approximately 12.9% of the outstanding shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.

                              OTHER INFORMATION
    The Trust, which is a Massachusetts business trust established in 1985, was originally called Eaton Vance High Yield Municipals Trust. The Trust changed its name to Eaton Vance Municipals Trust on January 7, 1991. The Fund changed its name from Eaton Vance North Carolina Tax Free Fund to EV Marathon North Carolina Tax Free Fund on February 1, 1994 and to EV Marathon North Carolina Municipals Fund on January 1, 1996.

                          TAX EQUIVALENT YIELD TABLE


    The table below gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7% under the regular federal income tax and the North Carolina State income tax rates applicable for 1995.


                                                            A FEDERAL AND NORTH CAROLINA STATE
                                                                    TAX-EXEMPT YIELD OF:
                                      COMBINED      ------------------------------------------------------
  SINGLE RETURN        JOINT RETURN  FEDERAL AND      4%    4.5%     5%     5.5%    6%     6.5%     7%
------------------------------------- NC STATE      ------------------------------------------------------
            (TAXABLE INCOME)*        TAX BRACKET+        Is equivalent to a fully taxable yield of:
----------------------------------------------------------------------------------------------------------

   Up to $ 23,350     Up to $ 39,000    20.95%      5.06%   5.69%   6.33%   6.96%   7.59%  8.22%   8.86%
$ 23,351-  56,550  $ 39,001-  94,250    33.04       5.97    6.72    7.47    8.21    8.96   9.71   10.45
$ 56,551- 117,950  $ 94,251- 143,600    36.35       6.28    7.07    7.86    8.64    9.43  10.21   11.00
$117,951- 256,500  $143,601- 256,500    40.96       6.78    7.62    8.47    9.32   10.16  11.01   11.86
    Over $256,500      Over $256,500    44.28       7.18    8.08    8.97    9.87   10.77  11.67   12.56

* Net amount subject to the federal and North Carolina personal income tax after deductions and exemptions.


+ Tax brackets are calculated using the highest North Carolina tax rate within each bracket. Accordingly, taxpayers with taxable income within this bracket may have a lower combined bracket and taxable equivalent yield than indicated above. The combined tax rates assume that North Carolina taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. The applicable federal tax rates within each of these combined brackets are 15%, 28%, 31% and 39.6%.

Note: The federal income tax portion of above-indicated combined income tax brackets does not take into account the effect of a reduction in the deductibility of itemized deductions (including North Carolina State income taxes) for taxpayers with adjusted gross income in excess of $114,700. The tax brackets also do not show the effects of phaseout of personal exemptions for single filers with adjusted gross income in excess of $114,700 and joint filers with adjusted gross income in excess of $172,050. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above.

Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield. No assurance can be given that EV Marathon North Carolina Municipals Fund will achieve any specific tax exempt yield. While it is expected that the Fund will invest principally in obligations, the interest from which is exempt from the regular federal income tax and North Carolina personal income taxes, other income received by the Portfolio and alloated to the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions except for North Carolina personal income taxes. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the federal alternative minimum tax. The illustrations assume that the federal alternative minimum tax is not applicable and do not take into account any tax credits that may be available.

The information set forth above is as of the date of this Statement of Additional Information. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above. Investors should consult with their tax adviser for additional information.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II
    This Part II provides information about EV MARATHON OREGON MUNICIPALS FUND. The investment objective of the Fund is to provide current income exempt from regular federal income tax and Oregon State personal income taxes. The Fund currently seeks to achieve its investment objective by investing its assets in the Oregon Municipals Portfolio (the "Portfolio").

                            RISKS OF CONCENTRATION
    The following information as to certain Oregon considerations is given to investors in view of the Portfolio's policy of concentrating its investments in Oregon issuers. Such information supplements the information in the Prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of Oregon issuers. Neither the Trust nor the Portfolio has independently verified this information.


    As of September 1, 1995, $3.99 billion in general obligation bonds issued by the State of Oregon and its agencies and instrumentalities were outstanding, including $83.9 million in general obligation bonds supported by the budget for the State's general fund and $3.91 billion of self-supporting general obligation bonds. The State's self-supporting general obligation bonds include $3.12 billion of State veteran's bonds, which, in the event of poor economic conditions resulting in an increased number of mortgage defaults, could cease to be self-supporting. All of the existing and outstanding general obligation bonds of the State have been issued under specific State constitutional provisions that authorize the issuance of such bonds and provide authority for ad valorem taxation to pay the principal of and interest on such bonds. With the exception of the veteran's bonds, for which no more than two mills on each dollar valuation may be levied to pay principal and interest, the authority of the State to tax property for the payment of its general obligation bonds is unlimited. Since at least 1950, the State has not imposed ad valorem tax for the payment of any of its obligations because other revenues, including those generated by the self-supporting bonds, have been sufficient.

    In addition to general obligation bonds, various state statutes authorize the issuance of State revenue bonds and certificates of participation. These limited obligations of the State or its agencies or instrumentalities may be payable from a specific project or source, including lease rentals. The State is not authorized to impose ad valorem taxes on property for the payment of principal and interest on these bonds, so they are more sensitive to changes in the economy. There can be no assurance that future economic problems will not adversely affect the market value of Oregon obligations held by the Portfolio or the ability of the respective obligors (both private and governmental) to make required payments on such obligations.

    Oregon does not have a sales tax. As a result, State tax revenues are particularly sensitive to economic recessions. The principal source of State tax revenues are personal income and corporate income taxes. For the 1993-95 biennium, approximately 96.7% of the State's revenues are projected to come from combined income taxes, insurance taxes, gift and inheritance taxes, and cigarette and tobacco taxes.

    Over the past several years, a number of species of Oregon wildlife have been added to the Endangered Species list, including the northern spotted owl and certain populations of salmon. The spotted owl listing has already had a substantial economic impact on the State's economy, primarily through a reduction in timber harvests from federal lands. The salmon listings also have had a substantial economic impact, primarily through increased electricity rates and related impacts on rate-sensitive industries such as the aluminum industry. Efforts to protect the spotted owl and salmon and steelhead populations may eventually affect a wide variety of agricultural, industrial, recreational and land use activities, with corresponding impacts on long-term economic growth. The magnitude and extent of any futuure environmental action is difficult to predict.

    Ballot Measure 5. Article XI, section 11b of the Oregon Constitution, adopted by Oregon's voters in November 1990 ("Ballot Measure 5"), imposes an aggregate limit on the rate of property taxes, including ad valorem taxes, that may be levied against any real or personal property. The limit is subject to certain exceptions and is being phased in over a five-year period. Beginning with the tax year that starts on July 1, 1996, the final year of the phase-in period, not more than $15 per $1,000 of real market value can be levied against any piece of property. Of this amount, $5 may be used for public education, and the remaining $10 may be used for general governmental purposes.

    The limitations of Ballot Measure 5 do not apply to taxes imposed to pay the principal of and interest on bonded indebtedness authorized by a specific provision of the State Constitution or which has received voter approval. Therefore, since the State has traditionally issued only general obligation indebtedness that is authorized by specific provisions of the State Constitution and units of local government have generally adopted policies of seeking specific approval for all general obligation indebtedness, the ability of the State and units of local government to levy taxes to service their general obligation indebtedness has generally avoided the limit. In addition, because the State currently receives its revenues from sources other than property taxes, Ballot Measure 5 has not directly affected State revenues.

    Ballot Measure 5 does affect the financial condition of the State, however, since it (i) requires the State to replace losses to school funds caused by its restriction on the levy of ad valorem taxes for education through fiscal year 1995-96, and (ii) restricts the ability of Oregon local governments to raise revenues through the imposition of property tax increases. The State's Legislative Revenue Office estimates that the State will make payments in excess of its obligations to replace school revenues during the 1993-95 biennium and the 1995-96 fiscal year. The State's obligation to replace school revenues terminates after fiscal year 1995-96.

    The effect that Ballot Measure 5 will ultimately have on local government revenues is difficult to predict. Since passage of Ballot Measure 5, property values have been adjusted to more closely approximate real market values. If the trend of increased property values in Oregon continues, the real market value base of property against which the limited tax rate may be imposed maybe more than enough to support the needs of Oregon governments.

    The tax limitations of Ballot Measure 5 do not apply to user fees, licenses, excise or income taxes and incurred charges for local improvements. Therefore, since 1990 local governments have begun to rely more heavily on such fees and taxes to finance certain services and improvements.

    Ballot Measure 11. In November 1994, voters approved three measures affecting the State's penal system. The most significant in terms of financial impact for the State is Ballot Measure 11, which established mandatory minimum prison sentences for certain felons. It is anticipated that this initiative will require construction of a substantial number of additional prison beds. Currently, the State expects to fund construction from sources other than the State general fund.

    Several litigation matters are pending involving the State. These matters include (i) an action filed by several out-of-state insurers challenging Oregon's gross premium tax on out-of-state insurers and seeking refunds of taxes previously paid, which could result in the State being liable for approximately $50 million in refunds and (ii) several cases in which federal retires have challenged the validity of a State Public Employees Retirement System benefit increase to offset the taxation of such benefits or have sought refunds of State taxes paid on federal retirement benefits. In addition, the Oregon Supreme Court has ruled against the State in an action brought to require the State to return $81 million that was transferred in 1983 from the State's Industrial Accident Fund ("SAIF") to the State's general fund. The amount required to be returned to SAIF, including interest, has been estimated to be approximately $280 million.


                              FEES AND EXPENSES
INVESTMENT ADVISER
    As of August 31, 1995, the Portfolio had net assets of $146,390,921. For the fiscal year ended August 31, 1995, the Portfolio paid BMR advisory fees of $609,837 (equivalent to 0.42% of the Portfolio's average daily net assets for such year). For the eleven months ended August 31, 1994, the Portfolio paid BMR advisory fees of $534,681 (equivalent to 0.41% (annualized) of the Portfolio's average daily net assets for such period). For the period from the Portfolio's start of business, February 1, 1993, to the fiscal year ended September 30, 1993, the Portfolio paid BMR advisory fees of $243,569 (equivalent to 0.37% (annualized) of the Portfolio's average daily net assets for such period). The Portfolio's Investment Advisory Agreement with BMR is dated October 13, 1992 and remains in effect until February 28, 1996. The Agreement may be continued as described under "Investment Adviser and Administrator" in Part I of this Statement of Additional Information.

    Prior to February 1, 1993 (when the Fund transferred its assets to the Portfolio in exchange for an interest in the Portfolio), the Fund retained Eaton Vance as its investment adviser. For the period from October 1, 1992 to February 1, 1993, the Fund paid Eaton Vance advisory fees of $51,593 (equivalent to 0.22% (annualized) of the Fund's average daily net assets for such period).


DISTRIBUTION PLAN
    The Distribution Plan and Distribution Agreement remain in effect until April 28, 1996 and may be continued as described under "Distribution Plan" in
Part I of this Statement of Additional Information. Pursuant to Rule 12b-1, the Plan has been approved by the Fund's shareholders and by the Board of Trustees of the Trust, as required by Rule 12b-1. During the fiscal year ended August 31, 1995, the Principal Underwriter paid sales commissions of $326,530 to Authorized Firms on sales of Fund shares. During the same period, the Fund made sales commission payments under the Plan to the Principal Underwriter aggregating $1,083,821, which amount reduced Uncovered Distribution Charges. During such period, contingent deferred sales charges aggregating approximately $666,000 were imposed on early redeeming shareholders and paid to the Principal Underwriter to reduce Uncovered Distribution Charges. As at August 31, 1995, the outstanding Uncovered Distribution Charges of the Principal Underwriter calculated under the Plan amounted to approximately $5,529,000 (which amount was equivalent to 3.8% of the Fund's net assets on such date). During the fiscal year ended August 31, 1995, the Fund paid service fee payments under the Plan aggregating $190,003, of which $188,917 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter.


PRINCIPAL UNDERWRITER
    For the fiscal year ended August 31, 1995, the Fund paid the Principal Underwriter $1,902.50 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each such transaction).


CUSTODIAN
    For the fiscal year ended August 31, 1995, the Fund paid IBT $13,668 and the Portfolio paid IBT $56,584.

BROKERAGE
    For the fiscal year ended August 31, 1995, the eleven months ended August 31, 1994, and for the period from the start of business, February 1, 1993, to the fiscal year ended September 30, 1993, the Portfolio paid no brokerage commissions on portfolio transactions. For the period from October 1, 1992, to February 1, 1993 (when the Fund transferred its assets to the Portfolio), the Fund paid no brokerage commissions on portfolio transactions.

TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended August 31, 1995, the noninterested Trustees of the Trust and the Portfolio received the following compensation in their capacities as Trustees from the Fund and the Portfolio, and, for the year ended September 30, 1995, earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex\1/:

                                 AGGREGATE      AGGREGATE     TOTAL COMPENSATION
                                COMPENSATION   COMPENSATION     FROM TRUST AND
  NAME                            FROM FUND   FROM PORTFOLIO     FUND COMPLEX
  ----                          ------------  --------------  -----------------
Donald R. Dwight ..........        $666         $1,563\2/          $135,000\4/
Samuel L. Hayes, III ......         643          1,608\3/           150,000\5/
Norton H. Reamer ..........         628          1,631              135,000
John L. Thorndike .........         637          1,718              140,000
Jack L. Treynor ...........         686          1,647              140,000
----------
\1/ The Eaton Vance fund complex consists of 211 registered investment companies or series thereof.
\2/ Includes $393 of deferred compensation.
\3/ Includes $517 of deferred compensation.
\4/ Includes $35,000 of deferred compensation.
\5/ Includes $33,750 of deferred compensation.


                        ADDITIONAL OFFICER INFORMATION
    In addition to the officers of the Portfolio listed under "Officers of the Trust and the Portfolio" in Part I of this Statement of Additional Information, David C. Reilly (38) is a Vice President of the Portfolio. Mr. Reilly has served as a Vice President of the Portfolio since January 1, 1996. Mr. Reilly has been a Vice President of BMR since 1992 and Eaton Vance since 1991 and an employee of Eaton Vance since 1991. Prior to joining Eaton Vance, he was a Vice President and a municipal bond analyst at Scudder, Stevens & Clark (1984-1991). Mr. Reilly is an officer of various investment companies managed by Eaton Vance or BMR.

                          PERFORMANCE INFORMATION
    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Fund covering the life of the Fund from December 24, 1991 through August 31, 1995 and for the one year period ended August 31, 1995.


                                                   VALUE OF A $1,000 INVESTMENT

                                                                                 TOTAL RETURN                  TOTAL RETURN
                                       VALUE BEFORE DE-  VALUE AFTER DE-      BEFORE DEDUCTING              AFTER DEDUCTING
                                       DUCTING THE CON-  DUCTING THE CON- THE CONTINGENT DEFERRED       THE CONTINGENT DEFERRED
                                       TINGENT DEFERRED  TINGENT DEFERRED        SALES CHARGE                 SALES CHARGE**
  INVESTMENT    INVESTMENT  AMOUNT OF    SALES CHARGE     SALES CHARGE**  --------------------------  --------------------------
    PERIOD         DATE    INVESTMENT     ON 8/31/95       ON 8/31/95      CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
------------    ---------- -----------  ---------------  ---------------  ------------  ------------  ------------  ------------

Life of
the Fund***      12/24/91*   $1,000        $1,259.12        $1,229.12        25.91%        6.44%         22.91%        5.75%
1 Year
Ended
8/31/95           8/31/94    $1,000        $1,072.20        $1,022.20         7.22%        7.22%          2.22%        2.22%

    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.

----------
  * Investment operations began on December 24, 1991.

 ** No contingent deferred sales charge is imposed on certain redemptions. See the Fund's current Prospectus.

*** If a portion of the Fund's expenses had not been subsidized, the Fund would have had lower returns.

    For the thirty-day period ended August 31, 1995, the yield of the Fund was 4.46%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 4.46% would be 7.10%, assuming a combined federal and State tax rate of 37.21%.

    The Fund's distribution rate (calculated on August 31, 1995 and based on the Fund's monthly distribution paid August 15, 1995) was 4.48%, and the Fund's effective distribution rate (calculated on the same date and based on the same monthly distribution) was 4.57%.


    See the Tax Equivalent Yield Table in this Part II for information concerning applicable tax rates and income brackets.


             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
    As at October 13, 1995, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of October 13, 1995, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL was the record owner of approximately 12.4% of the outstanding shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. To the knowledge of the Trust, no other person owned or record or beneficially 5% or more of the Fund's outstanding shares as of such date.

                              OTHER INFORMATION
    The Trust, which is a Massachusetts business trust established in 1985, was originally called Eaton Vance High Yield Municipals Trust. The Trust changed its name to Eaton Vance Municipals Trust on January 7, 1991. The Fund changed its name from Eaton Vance Oregon Tax Free Fund to EV Marathon Oregon Tax Free Fund on February 1, 1994 and to EV Marathon Oregon Municipals Fund on January 1, 1996.

                          TAX EQUIVALENT YIELD TABLE
    The table below gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7% under the regular federal income tax and Oregon State income tax laws and tax rates applicable for 1995.

                                                                A FEDERAL AND OREGON STATE
                                                                    TAX-EXEMPT YIELD OF:
                                      COMBINED      ------------------------------------------------------
  SINGLE RETURN        JOINT RETURN  FEDERAL AND      4%    4.5%     5%     5.5%    6%     6.5%     7%
------------------------------------- OR STATE      ------------------------------------------------------
            (TAXABLE INCOME)*        TAX BRACKET+        Is equivalent to a fully taxable yield of:
----------------------------------------------------------------------------------------------------------
   Up to $ 23,350     Up to $ 39,000    22.65%      5.17%   5.82%   6.46%    7.11%  7.76%  8.40%  9.05%
$ 23,351-  56,550  $ 39,001-  94,250    34.48       6.11    6.87    7.63     8.39   9.16   9.92  10.68
$ 56,551- 117,950  $ 94,251- 143,600    37.21       6.37    7.17    7.96     8.76   9.56  10.35  11.15
$117,951- 256,500  $143,601- 256,500    41.76       6.87    7.73    8.59     9.44  10.30  11.16  12.02
    Over $256,500      Over $256,500    45.04       7.28    8.19    9.10    10.01  10.92  11.83  12.74

* Net amount subject to federal and Oregon personal income tax after deductions and exemptions.

+ The first tax bracket is calculated using the highest Oregon tax rate within the bracket. Taxpayers with taxable income within this bracket may have a lower combined bracket and taxable equivalent yield than indicated above. The combined tax rates assume that Oregon taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. The applicable federal tax rates within the brackets set forth above are 15%, 28%, 31%, 36% and 39.6% over the same ranges of income. The assumed Oregon State income tax rate is 9%.

Note: The federal income tax portion of above-indicated combined income tax brackets does not take into account the effect of a reduction in the deductibility of itemized deductions (including Oregon State income taxes) for taxpayers with adjusted gross income in excess of $114,700. The tax brackets also do not show the effects of phaseout of personal exemptions for single filers with adjusted gross income in excess of $114,700 and joint filers with adjusted gross income in excess of $172,050. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above. The tax brackets and taxable equivalent yields do not take into account the limited deductibility of federal income tax withholding in arriving at state taxable income, which may decrease the taxable equivalent yield of the Fund to certain investors.

Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield. No assurance can be given that EV Marathon Oregon Municipals Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations, the interest from which is exempt from the regular federal income tax and Oregon personal income taxes, other income received by the Portfolio and allocated to the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions except for Oregon personal income taxes. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the federal alternative minimum tax. The illustrations assume that the federal alternative minimum tax is not appliable and do not take into account any tax credits that may be available.

The information set forth above is as of the date of this Statement of Additional Information. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above. Investors should consult their tax adviser for additional information.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II

    This Part II provides information about EV MARATHON SOUTH CAROLINA MUNICIPALS FUND. The investment objective of the Fund is to provide current income exempt from regular federal income tax and South Carolina State personal income taxes. The Fund currently seeks to achieve its investment objective by investing its assets in the South Carolina Municipals Portfolio (the "Portfolio").

                            RISKS OF CONCENTRATION
    The following information as to certain South Carolina considerations is given to investors in view of the Portfolio's policy of concentrating its investments in South Carolina issuers. Such information supplements the information in the Prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of South Carolina issuers. Neither the Trust nor the Portfolio has independently verified this information.

    The South Carolina Constitution requires the General Assembly to provide a balanced budget and requires that if there is a deficit, such deficit shall be provided for in the succeeding fiscal year. The State Constitution also provides that (i) the State Budget and Control Board may, if a deficit appears likely, effect such reductions in appropriations as may be necessary to prevent a deficit, (ii) annual increases in State appropriations may not exceed the average growth rate of the economy of the State, (iii) that the annual increase in the number of State employees may not exceed the average growth of the population of the State, and (iv) a General Reserve Fund be maintained in an amount equal to 3% of General Fund revenue for the latest fiscal year. The State also maintains a Capital Reserve Fund equal to 2% of the General Reserve Fund.

    Despite several spending reductions in fiscal 1992, the State recorded a budgetary basis operating deficit of $54 million due to lower than anticipated sales and corporate-income tax revenues. The State ended fiscal 1992 with only $7.6 million in its budgetary general fund. In June 1993, the presidential base-closing commission voted to close the Charleston Naval Base. South Carolina has estimated lost revenues of $100 million over the three-year period from July 1, 1993 to June 30, 1996 due to the closing. There can be no guarantee that the actual cost will not be more or less than the State's estimate. Budgetary General Fund revenues and expenditures for fiscal 1993 were $3.673 billion and $3.521 billion, respectively. There was a $151 million surplus of which $33.7 million was deposited into the General Reserve Fund ("Rainy Day Fund") bringing its total to $100 million. Fiscal 1994 had budgeted revenues and expenditures of $3.828 billion and $3.795 billion, respectively. No new taxes were implemented. Fiscal 1994 ended with a General Fund surplus of $248 million. The General Reserve Fund is now at its fully funded level of $110.2 million. Fiscal 1995 has budgeted $3.93 billion for expenditures with no new taxes expected.

                              FEES AND EXPENSES
INVESTMENT ADVISER
    As of August 31, 1995, the Portfolio had net assets of $61,411,668. For the fiscal year ended August 31, 1995, the Portfolio paid BMR advisory fees of $198,498 (equivalent to 0.33% of the Portfolio's average daily net assets for such year). For the period from the Portfolio's start of business, February 1, 1994, to the fiscal year ended August 31, 1994, the Portfolio paid BMR advisory fees of $106,785 (equivalent to 0.31% (annualized) of the Portfolio's average daily net assets for such period). The Portfolio's Investment Advisory Agreement with BMR is dated October 13, 1992 and remains in effect until February 28, 1996. The Agreement may be continued as described under "Investment Adviser and Administrator" in Part I of this Statement of Additional Information.

    Prior to February 1, 1994 (when the Fund transferred its assets to the Portfolio in exchange for an interest in the Portfolio), the Fund retained Eaton Vance as its investment adviser. For the period from October 1, 1993 to February 1, 1994 (when the Fund transferred its assets to the Portfolio) the Fund paid Eaton Vance advisory fees of $45,467. For the period from the start of business, October 2, 1992 to the fiscal year ended September 30, 1993, Eaton Vance would have earned, absent a fee reduction, advisory fees of $35,393 (equivalent to 0.19% (annualized) of the Fund's average daily net assets for such period). To enhance the net income of the Fund, Eaton Vance made a reduction of the full amount of its advisory fee and $32,659 of expenses related to the operation of the Fund were allocated to Eaton Vance.


DISTRIBUTION PLAN
    The Distribution Plan and Distribution Agreement remain in effect until April 28, 1996 and may be continued as described under "Distribution Plans" in
Part I of this Statement of Additional Information. Pursuant to Rule 12b-1, the Plan has been approved by the Fund's shareholders and by the Board of Trustees of the Trust, as required by Rule 12b-1. During the fiscal year ended August 31, 1995, the Principal Underwriter paid sales commissions of $264,379 to Authorized Firms on sales of Fund shares. During the same period, the Fund made sales commission payments under the Plan to the Principal Underwriter aggregating $442,983, which amount reduced Uncovered Distribution Charges. During such period, contingent deferred sales charges aggregating approximately $359,095 were imposed on early redeeming shareholders and paid to the Principal Underwriter to reduce Uncovered Distribution Charges. As at August 31, 1995, the outstanding Uncovered Distribution Charges of the Principal Underwriter calculated under the Plan amounted to approximately $2,527,000 (which amount was equivalent to 4.2% of the Fund's net assets on such date). During the fiscal year ended August 31, 1995, the Fund paid service fee payments under the Plan aggregating $70,336, of which $69,735 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter.


PRINCIPAL UNDERWRITER
    For the fiscal year ended August 31, 1995, the Fund paid the Principal Underwriter $712.50 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each such transaction).


CUSTODIAN
    For the fiscal year ended August 31, 1995, the Fund paid IBT $6,749 and the Portfolio paid IBT $16,809


BROKERAGE
    For the fiscal year ended August 31, 1995, the period from the start of business, February 1, 1994, to the fiscal year ended August 31, 1994, the Portfolio paid no brokerage commissions on portfolio transactions. For the period from the start of business, October 2, 1992 to the fiscal year ended September 30, 1993, and for the period from October 1, 1993 to January 31, 1994 (when the Fund transferred its assets into the Portfolio), the Fund paid no brokerage commissions on portfolio transactions.


TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended August 31, 1995, the noninterested Trustees of the Trust and the Portfolio received the following compensation in their capacities as Trustees from the Fund and the Portfolio, and, for the year ended September 30, 1995, earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex (1):

                                              AGGREGATE
                               AGGREGATE    COMPENSATION   TOTAL COMPENSATION
                             COMPENSATION        FROM        FROM TRUST AND
NAME                           FROM FUND      PORTFOLIO       FUND COMPLEX
----                         ------------   ------------   ------------------
Donald R. Dwight ..........      $333          $1,164(2)        $135,000(4)
Samuel L. Hayes, III ......       322           1,222(3)         150,000(5)
Norton H. Reamer ..........       314           1,254            135,000
John L. Thorndike .........       318           1,336            140,000
Jack L. Treynor ...........       343           1,235            140,000
----------
(1) The Eaton Vance fund complex consists of 211 registered investment companies or series thereof.
(2) Includes $294 of deferred compensation.
(3) Includes $393 of deferred compensation.
(4) Includes $35,000 of deferred compensation.
(5) Includes $33,750 of deferred compensation.

                           PERFORMANCE INFORMATION
    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Fund covering the life of the Fund from October 2, 1992 through August 31, 1995 and for the one year period ended August 31, 1995.
                         VALUE OF A $1,000 INVESTMENT

                                           VALUE BEFORE      VALUE AFTER          TOTAL RETURN BEFORE         TOTAL RETURN AFTER
                                          DEDUCTING THE     DEDUCTING THE             DEDUCTING                   DEDUCTING
                                            CONTINGENT        CONTINGENT      THE CONTINGENT DEFERRED     THE CONTINGENT DEFERRED
                                             DEFERRED       DEFERRED SALES          SALES CHARGE               SALES CHARGE<F2>
INVESTMEMT      INVESTMENT    AMOUNT OF    SALES CHARGE        CHARGE<F2>     -------------------------   ------------------------
   PERIOD          DATE      INVESTMENT     ON 8/31/95        ON 8/31/95      CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
-------------  -----------   ----------   -------------    ---------------    ----------    ----------    ----------    ----------
Life of
the Fund<F3>     10/2/92<F1>   $1,000        $1,157.21        $1,117.21         15.72%        5.13%         11.72%        3.87%
1 Year
Ended
8/31/95          8/31/94       $1,000        $1,056.38        $1,006.38          5.64%        5.64%          0.64%        0.64%

    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.

----------
<F1> Investment operations began on October 2, 1992.
<F2> No contingent deferred sales charge is imposed on certain redemptions. See the Fund's current Prospectus.
<F3> If a portion of the Portfolio's and/or the Fund's expenses had not been subsidized, the Fund would have had lower returns.

    For the thirty-day period ended August 31, 1995, the yield of the Fund was 4.63%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 4.63% would be 7.22%, assuming a combined federal and State tax rate of 35.83%.


    The Fund's distribution rate (calculated on August 31, 1995 and based on the Fund's monthly distribution paid August 15, 1995) was 4.67%, and the Fund's effective distribution rate (calculated on the same date and based on the same monthly distribution) was 4.77%.


    See the Tax Equivalent Yield Table in this Part II for information concerning applicable tax rates and income brackets.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
    As at October 15, 1995, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of October 15, 1995, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL was the record owner of approximately 18.26% of the outstanding shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.


                              OTHER INFORMATION
    The Trust, which is a Massachusetts business trust established in 1985, was originally called Eaton Vance High Yield Municipals Trust. The Trust changed its name to Eaton Vance Municipals Trust on January 7, 1991. The Fund changed its name from Eaton Vance South Carolina Tax Free Fund to EV Marathon South Carolina Tax Free Fund on February 1, 1994. The Fund changed its name from EV Marathon South Carolina Tax Free Fund to EV Marathon South Carolina Municipals Fund on January 1, 1996.

                          TAX EQUIVALENT YIELD TABLE

    The table below gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7% under the regular federal income tax and South Carolina State income tax laws and tax rates applicable for 1995.


                                                                       A FEDERAL AND SOUTH CAROLINA STATE
                                             COMBINED                          TAX EXEMPT YIELD OF:
   SINGLE RETURN        JOINT RETURN        FEDERAL AND       4%     4.5%      5%      5.5%      6%    6.5%     7%
-------------------  -------------------     SC STATE       ---------------------------------------------------------
           (TAXABLE INCOME)<F1>           TAX BRACKET<F2>           IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
----------------------------------------  ---------------   ---------------------------------------------------------
   Up to   $ 23,350     Up to   $ 39,000       20.95%       5.06%    5.69%    6.33%    6.96%    7.59%  8.22%    8.85%
$ 23,351 - $ 56,500  $ 39,001 - $ 94,250       33.04        5.97     6.72     7.47     8.21     8.96   9.71    10.45
$ 56,551 - $117,950  $ 94,251 - $143,600       35.83        6.23     7.01     7.79     8.57     9.35  10.13    10.91
$117,951 - $256,500  $143,601 - $256,500       40.48        6.72     7.56     8.40     9.24    10.08  10.92    11.76
    Over   $256,500      Over   $256,500       43.83        7.12     8.01     8.90     9.79    10.68  11.57    12.46

<F1> Net amount subject to federal and South Carolina personal income tax after deductions and exemptions.
<F2> The first tax bracket is calculated using the highest South Carolina tax rate within the bracket. Taxpayers with taxable income within this bracket may have a lower combined tax bracket and taxable equivalent yield than indicated above. The combined tax rates assume that South Carolina taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. The applicable federal tax rates within the brackets set forth above are 15%,
     28%, 31%, 36% and 39.6% over the same ranges of income.


Note: The federal income tax portion of above-indicated combined income tax brackets does not take into account the effect of a reduction in the deductibility of itemized deductions (including South Carolina State income tax) for taxpayers with Adjusted Gross Income in excess of $114,700. The tax brackets also do not show the effects of phaseout of personal exemptions for single filers with Adjusted Gross Income in excess of $114,700 and joint filers with Adjusted Gross Income in excess of $172,050. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above.

Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield. No assurance can be given that EV Marathon South Carolina Municipals Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations, the interest from which is exempt from the regular federal income tax and South Carolina personal income taxes, other income received by the Portfolio and allocated to the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions except for South Carolina personal income taxes. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the federal alternative minimum tax. The illustrations assume that the federal alternative minimum tax is not applicable and do not take into account any tax credit that may be available.

The information set forth above is as of the date of this Statement of Additional Information. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above. Investors should consult their tax adviser for additional information.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II

    This Part II provides information about EV MARATHON TENNESSEE MUNICIPALS FUND. The investment objective of the Fund is to provide current income exempt from regular federal income tax and Tennessee State personal income taxes. The Fund currently seeks to achieve its investment objective by investing its assets in the Tennessee Municipals Portfolio (the "Portfolio").

                            RISKS OF CONCENTRATION
    The following information as to certain Tennessee considerations is given to investors in view of the Portfolio's policy of concentrating its investments in Tennessee issuers. Such information supplements the information in the Prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of Tennessee issuers. Neither the Trust nor the Portfolio has independently verified this information.

    Tennessee's State Constitution requires that (1) the total expenditures of the State for any fiscal year shall not exceed the State's revenues and reserves, including the proceeds of debt obligations issued to finance capital expenditures and (2) in no year shall the rate of growth of appropriations from State tax revenues exceed the estimated rate of growth of the State's economy. In the past, the Governor and the General Assembly have had to restrict expenditures to comply with the State Constitution.


    The Tennessee economy generally tends to rise and fall in a roughly parallel manner with the U.S. economy. Like the U.S. economy, the Tennessee economy entered recession in the last half of 1990 which continued throughout 1991 and into 1992 as the Tennessee index of leading economic indicators trended downward throughout the period. The Tennessee economy gained strength during the latter part of 1992 and this renewed vitality steadily continued through 1993 and 1994. Current indicators are for the State to enjoy a year of moderate economic gains in 1995.

                              FEES AND EXPENSES

INVESTMENT ADVISER
    As of August 31, 1995, the Portfolio had net assets of $58,673,303. For the fiscal year ended August 31, 1995, the Portfolio paid BMR advisory fees of $177,788 (equivalent to 0.31% of the Portfolio's average daily net assets for such year). For the eleven months ended August 31, 1994, the Portfolio paid BMR advisory fees of $125,060 (equivalent to 0.28% (annualized) of the Portfolio's average daily net assets for such period). For the period from the Portfolio's start of business, February 1, 1993, to the fiscal year ended September 30, 1993, BMR would have earned, absent a fee reduction, advisory fees of $32,069 (equivalent to 0.19% (annualized) of the Portfolio's average daily net assets for such period). To enhance the net income of the Portfolio, BMR made a reduction of the full amount of its advisory fee and BMR was allocated a portion of expenses related to the operation of the Portfolio in the amount of $4,724. The Portfolio's Investment Advisory Agreement with BMR is dated October 13, 1992 and remains in effect until February 28, 1996. The Agreement may be continued as described under "Investment Adviser and Administrator" in Part I of this Statement of Additional Information.

    Prior to February 1, 1993 (when the Fund transferred its assets to the Portfolio in exchange for an interest in the Portfolio), the Fund retained Eaton Vance as its investment adviser. For the period from October 1, 1992 to February 1, 1993, Eaton Vance would have earned, absent a fee reduction, advisory fees of $3,593 (equivalent to 0.14% (annualized) of the Fund's average daily net assets for such period). To enhance the net income of the Fund, Eaton Vance made a reduction of the full amount of its advisory fee and Eaton Vance was allocated a portion of the expenses related to the operation of the Fund in the amount of $17,655.


DISTRIBUTION PLAN
    The Distribution Plan and Distribution Agreement remain in effect until April 28, 1996 and may be continued as described under "Distribution Plan" in
Part I of this Statement of Additional Information. Pursuant to Rule 12b-1, the Plan has been approved by the Fund's shareholders and by the Board of Trustees of the Trust, as required by Rule 12b-1. During the fiscal year ended August 31, 1995, the Principal Underwriter paid sales commissions of $225,544 to Authorized Firms on sales of Fund shares. During the same period, the Fund made sales commission payments under the Plan to the Principal Underwriter aggregating $414,636, which amount reduced Uncovered Distribution Charges. During such period, contingent deferred sales charges aggregating approximately $235,000 were imposed on early redeeming shareholders and paid to the Principal Underwriter to reduce Uncovered Distribution Charges. As at August 31, 1995, the outstanding Uncovered Distribution Charges of the Principal Underwriter calculated under the Plan amounted to approximately $2,357,000 (which amount was equivalent to 4.1% of the Fund's net assets on such date). During the fiscal year ended August 31, 1995, the Fund paid service fee payments under the Plan aggregating $63,089, of which $62,858 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter.


PRINCIPAL UNDERWRITER
    For the fiscal year ended August 31, 1995, the Fund paid the Principal Underwriter $547.50 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each such transaction).


CUSTODIAN
    For the fiscal year ended August 31, 1995, the Fund paid IBT $6,467 and the Portfolio paid IBT $13,033.

BROKERAGE
    For the fiscal year ended August 31, 1995, the eleven months ended August 31, 1994, and for the period from the start of business, February 1, 1993, to the fiscal year ended September 30, 1993, the Portfolio paid no brokerage commissions on portfolio transactions. For the period from October 1, 1992 to February 1, 1993 (when the Fund transferred its assets to the Portfolio), the Fund paid no brokerage commissions on portfolio transactions.

TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended August 31, 1995, the noninterested Trustees of the Trust and the Portfolio received the following compensation in their capacities as Trustees from the Fund and the Portfolio, and, for the year ended September 30, 1995, earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex (1):


                                 AGGREGATE      AGGREGATE     TOTAL COMPENSATION
                               COMPENSATION   COMPENSATION      FROM TRUST AND
NAME                             FROM FUND   FROM PORTFOLIO      FUND COMPLEX
----                           ------------  --------------   ------------------
Donald R. Dwight ............      $333          $1,164(2)         $135,000(4)
Samuel L. Hayes, III ........       322           1,222(3)          150,000(5)
Norton H. Reamer ............       314           1,254             135,000
John L. Thorndike ...........       318           1,336             140,000
Jack L. Treynor .............       343           1,235             140,000
----------
(1) The Eaton Vance fund complex consists of 211 registered investment companies or series thereof.
(2) Includes $231 of deferred compensation.
(3) Includes $424 of deferred compensation.
(4) Includes $35,000 of deferred compensation.
(5) Includes $33,750 of deferred compensation.


                        ADDITIONAL OFFICER INFORMATION
    In addition to the officers of the Portfolio listed under "Officers of the Trust and the Portfolio" in Part I of this Statement of Additional Information, Cynthia J. Clemson (32) is a Vice President of the Portfolio. Ms. Clemson has served as a Vice President of the Portfolio since June 19, 1995. Ms. Clemson has been a Vice President of BMR and Eaton Vance since 1993 and an employee of Eaton Vance since 1985. Ms. Clemson is an officer of various investment companies managed by Eaton Vance or BMR.

                           PERFORMANCE INFORMATION
        The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Fund covering the life of the Fund from August 25, 1992 through August 31, 1995 and for the one year period ended August 31, 1995.

                         VALUE OF A $1,000 INVESTMENT

                                           VALUE BEFORE      VALUE AFTER          TOTAL RETURN BEFORE         TOTAL RETURN AFTER
                                          DEDUCTING THE     DEDUCTING THE             DEDUCTING                   DEDUCTING
                                            CONTINGENT        CONTINGENT      THE CONTINGENT DEFERRED     THE CONTINGENT DEFERRED
                                             DEFERRED       DEFERRED SALES          SALES CHARGE               SALES CHARGE<F2>
  INVESTMEMT    INVESTMENT    AMOUNT OF    SALES CHARGE        CHARGE<F2>     -------------------------   ------------------------
   PERIOD          DATE      INVESTMENT     ON 8/31/95        ON 8/31/95      CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
-------------  -----------   ----------   -------------    ---------------    ----------    ----------    ----------    ----------
Life of
the Fund<F3>     8/25/92<F1>   $1,000        $1,193.63        $1,163.63         19.36%         6.04%        16.36%         5.15%
1 Year
Ended
8/31/95          8/31/94       $1,000        $1,061.20        $1,011.20          6.12%         6.12%         1.12%         1.12%


    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.

------

<F1> Investment operations began on August 25, 1992.
<F2> No contingent deferred sales charge is imposed on certain redemptions. See the Fund's current Prospectus.
<F3> If a portion of the Portfolio's and/or the Fund's expenses had not been subsidized, the Fund would have had lower returns.


    For the thirty-day period ended August 31, 1995, the yield of the Fund was 4.71%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 4.71% would be 7.26%, assuming a combined federal and State tax rate of 35.14%.

    The Fund's distribution rate (calculated on August 31, 1995 and based on the Fund's monthly distribution paid August 15, 1995) was 4.75%, and the Fund's effective distribution rate (calculated on the same date and based on the same monthly distribution) was 4.85%.


    See the Tax Equivalent Yield Table in this Part II for information concerning applicable tax rates and income brackets.


             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
    As at October 13, 1995, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of October 13, 1995, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL was the record owner of approximately 11.3% of the outstanding shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.

                              OTHER INFORMATION
    The Trust, which is a Massachusetts business trust established in 1985, was originally called Eaton Vance High Yield Municipals Trust. The Trust changed its name to Eaton Vance Municipals Trust on January 7, 1991. The Fund changed its name from Eaton Vance Tennessee Tax Free Fund to EV Marathon Tennessee Tax Free Fund on February 1, 1994 and to EV Marathon Tennessee Municipals Fund on January 1, 1996.

                          TAX EQUIVALENT YIELD TABLE

    The table below gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7% under the regular federal income tax and Tennessee State income tax laws and tax rates applicable for 1995.

                                                                             A FEDERAL AND TENNESSEE STATE
                                              COMBINED                            TAX EXEMPT YIELD OF:
   SINGLE RETURN        JOINT RETURN         FEDERAL AND        4%     4.5%       5%     5.5%      6%   6.5%       7%
-------------------  -------------------      TN STATE        ---------------------------------------------------------
           (TAXABLE INCOME)<F1>           TAX BRACKET<F2>             IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
----------------------------------------  ---------------     ---------------------------------------------------------
   Up to   $ 23,350     Up to   $ 39,000       20.10%         5.01%    5.63%    6.26%    6.88%    7.51%  8.14%    8.76%
$ 23,351 - $ 56,550  $ 39,001 - $ 94,250       32.32          5.91     6.65     7.39     8.13     8.87   9.60    10.34
$ 56,551 - $117,950  $ 94,251 - $143,600       35.14          6.17     6.94     7.71     8.48     9.25  10.02    10.79
$117,951 - $256,500  $143,601 - $256,500       39.84          6.65     7.48     8.31     9.14     9.97  10.80    11.64
    Over   $256,500      Over   $256,500       43.22          7.05     7.93     8.81     9.69    10.57  11.45    12.33

<F1> Net amount subject to federal and Tennessee personal income tax after deductions and exemptions.

<F2> The combined tax rates assume that Tennessee taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. The applicable federal tax rates within the brackets set forth above are 15%,
     28%, 31%, 36% and 39.6% over the same ranges of income. The assumed Tennessee State income tax rate is 6%.

Note: The federal income tax portion of above-indicated combined income tax brackets does not take into account the effect of a reduction in the deductibility of itemized deductions (including Tennessee State income taxes) for taxpayers with adjusted gross income in excess of $114,700. The tax brackets also do not show the effects of phaseout of personal exemptions for single filers with adjusted gross income in excess of $114,700 and joint filers with adjusted gross income in excess of $172,050. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above.

Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield. No assurance can be given that EV Marathon Tennessee Municipals Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations, the interest from which is exempt from the regular federal income tax and Tennessee personal income taxes, other income received by the Portfolio and allocated to the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions except for Tennessee personal income taxes. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the federal alternative minimum tax. The illustrations assume that the federal alternative minimum tax is not applicable and do not take into account any tax credits that may be available.

The information set forth above is as of the date of this Statement of Additional Information. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above. Investors should consult their tax adviser for additional information.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II

    This Part II provides information about EV MARATHON VIRGINIA MUNICIPALS FUND. The investment objective of the Fund is to provide current income exempt from regular federal income tax and Virginia State personal income taxes. The Fund currently seeks to achieve its investment objective by investing its assets in the Virginia Municipals Portfolio (the "Portfolio").


                            RISKS OF CONCENTRATION
    The following information as to certain Virginia considerations is given to investors in view of the Portfolio's policy of concentrating its investments in Virginia issuers. Such information supplements the information in the Prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of Virginia issuers. Neither the Trust nor the Portfolio has independently verified this information.


    The Commonwealth of Virginia has had a tradition of low debt, and a large proportion of its general obligation bonds has been supported by particular revenue-producing projects. However, a trend towards more use of non-general obligation debt, which is not subject to constitutional limits on borrowing, is now changing the Commonwealth's debt profile. In recent years, the Commonwealth has expanded its limited obligation borrowings through various financing vehicles such as the Virginia Public Building Authority and the Virginia College Building Authority, and has embarked upon a substantial transportation bonding program to which certain increases in retail sales and motor vehicle-related taxes enacted in 1986 are dedicated. The General Fund is the Commonwealth's major operating fund and accounts for about half of Commonwealth expenditures. It covers all functions except highways and Federal grant disbursements, for which there are special revenue funds.

    While the Commonwealth has had a long history of sound financial operations, variations of a cyclical nature have occurred during the past several years. During fiscal year 1992, financial operations were somewhat more favorable than expected. Revenues of $5.6 billion exceeded expenditures by approximately $150 million with $44 million in increased revenues and the balance in decreased expenditures ordered by the Governor in December of 1991. The closing balance at June 30, 1992 was $195.1 million, of which $142.3 million will be reappropriated, leaving $52.8 million as an unreserved, undesignated balance, the first such balance in four years. The fiscal 1993 ending balance for the General Fund was $331.8 million of which $59.7 is unreserved, undesignated. Revenues for the 1993 fiscal year were 8.9% higher than fiscal year 1992, a $103 million increase. At the close of the biennium ending June 30, 1994, the Fund balance amounted to $518.7 million of which $81 million was reserved, including $79.9 million for the Revenue Stabilization Fund. Preliminary results for fiscal 1995 indicate a general fund surplus of $65 million.

    Virginia's economy is generally affected by economic trends throughout the country and in the Mid-Atlantic region, and it is particularly influenced by Federal civilian and military installations and the growth of suburban communities around Washington, D.C. Also significant to the economy of Virginia are manufacturing (such as electronic equipment, shipbuilding and chemical products), minerals (chiefly coal), service sector occupations (including banking and insurance), agriculture and tourism. Unemployment rates are typically below the national average, but because of a large military and civilian government employment component, and the related civilian employment, a substantial decrease in defense or other governmental spending could have a material adverse effect on both the unemployment rate and the economy of the Commonwealth in general.

                              FEES AND EXPENSES


INVESTMENT ADVISER
    As of August 31, 1995, the Portfolio had net assets of $191,747,922. For the fiscal year ended August 31, 1995, the Portfolio paid BMR advisory fees of $834,074 (equivalent to 0.44% of the Portfolio's average daily net assets for such year). For the eleven months ended August 31, 1994, the Portfolio paid BMR advisory fees of $744,841 (equivalent to 0.43% (annualized) of the Portfolio's average daily net assets for such period). For the period from the Portfolio's start of business, February 1, 1993, to the fiscal year ended September 30, 1993, the Portfolio paid BMR advisory fees of $378,975 (equivalent to 0.41% (annualized) of the Portfolio's average daily net assets for such period). The Portfolio's Investment Advisory Agreement with BMR is dated October 13, 1992 and remains in effect until February 28, 1996. The Agreement may be continued as described under "Investment Adviser and Administrator" in Part I of this Statement of Additional Information.

    Prior to February 1, 1993 (when the Fund transferred its assets to the Portfolio in exchange for an interest in the Portfolio), the Fund retained Eaton Vance as its investment adviser. For the period from October 1, 1992 to February 1, 1993, the Fund paid Eaton Vance advisory fees of $107,723 (equivalent to 0.37% (annualized) of the Fund's average daily net assets for such period).

DISTRIBUTION PLAN
    The Distribution Plan and Distribution Agreement remain in effect until April 28, 1996 and may be continued as described under "Distribution Plan" in
Part I of this Statement of Additional Information. Pursuant to Rule 12b-1, the Plan has been approved by the Fund's shareholders and by the Board of Trustees of the Trust as required by Rule 12b-1. During the fiscal year ended August 31, 1995, the Principal Underwriter paid sales commissions of $543,565 to Authorized Firms on sales of Fund shares. During the same period, the Fund made sales commission payments under the Plan to the Principal Underwriter aggregating $1,415,731, which amount reduced Uncovered Distribution Charges. During such period, contingent deferred sales charges aggregating approximately $825,000 were imposed on early redeeming shareholders and paid to the Principal Underwriter to reduce Uncovered Distribution Charges. As at August 31, 1995, the outstanding Uncovered Distribution Charges of the Principal Underwriter calculated under the Plan amounted to approximately $7,026,000 (which amount was equivalent to 3.7% of the Fund's net assets on such date). For the fiscal year ended August 31, 1995, the Fund paid service fee payments under the Plan aggregating $260,460, of which $259,518 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter.


PRINCIPAL UNDERWRITER
    For the fiscal year ended August 31, 1995, the Fund paid the Principal Underwriter $2,202.50 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each such transaction).


CUSTODIAN
    For the fiscal year ended August 31, 1995, the Fund paid IBT $500 and the Portfolio paid IBT $1,500.


BROKERAGE
    For the fiscal year ended August 31, 1995, the eleven months ended August 31, 1994, and for the period from the start of business, February 1, 1993, to the fiscal year ended September 30, 1993, the Portfolio paid no brokerage commissions on portfolio transactions. For the period from October 1, 1992 to February 1, 1993 (when the Fund transferred its assets to the Portfolio) the Fund paid no brokerage commissions on portfolio transactions.


TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and of the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended August 31, 1995, the noninterested Trustees of the Trust and the Portfolio received the following compensation in their capacities as Trustees from the Fund and the Portfolio, and, for the year ended September 30, 1995, earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex (1):


                               AGGREGATE        AGGREGATE     TOTAL COMPENSATION
                              COMPENSATION     COMPENSATION     FROM TRUST AND
NAME                           FROM FUND      FROM PORTFOLIO     FUND COMPLEX
Donald R. Dwight ............     $666            $2,096(2)        $135,000(4)
Samuel L. Hayes, III ........      643            2,123(3)          150,000(5)
Norton H. Reamer ............      628            2,133             135,000
John L. Thorndike ...........      637            2,227             140,000
Jack L. Treynor                    686            2,196             140,000
----------
(1) The Eaton Vance fund complex consists of 211 registered investment companies or series thereof.
(2) Includes $525 of deferred compensation.
(3) Includes $682 of deferred compensation.
(4) Includes $35,000 of deferred compensation.
(5) Includes $33,750 of deferred compensation.


                        ADDITIONAL OFFICER INFORMATION
    In addition to the officers of the Portfolio listed under "Officers of the Trust and the Portfolio" in Part I of this Statement of Additional Information, David C. Reilly (38) has served as a Vice President of the Portfolio since June 19, 1995. Mr. Reilly has been a Vice President of BMR since 1992 and Eaton Vance since 1991, and is an officer of various investment companies managed by Eaton Vance or BMR. Prior to joining Eaton Vance, Mr. Reilly was a Vice President and a municipal bond analyst at Scudder, Stevens & Clark (1984-1991).

                           PERFORMANCE INFORMATION
    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Fund covering the life of the Fund from July 26, 1991 through August 31, 1995 and for the one-year period ended August 31, 1995.

                                                  VALUE OF A $1,000 INVESTMENT

                                           VALUE BEFORE      VALUE AFTER          TOTAL RETURN BEFORE         TOTAL RETURN AFTER
                                          DEDUCTING THE     DEDUCTING THE             DEDUCTING                   DEDUCTING
                                            CONTINGENT        CONTINGENT      THE CONTINGENT DEFERRED     THE CONTINGENT DEFERRED
                                             DEFERRED       DEFERRED SALES          SALES CHARGE               SALES CHARGE<F2>
  INVESTMEMT    INVESTMENT    AMOUNT OF    SALES CHARGE        CHARGE<F2>     -------------------------   ------------------------
   PERIOD          DATE      INVESTMENT     ON 8/31/95        ON 8/31/95      CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
-------------  -----------   ----------   -------------    ---------------    ----------    ----------    ----------    ----------
Life of
the Fund<F3>     7/26/91<F1>   $1,000        $1,291.10        $1,271.10         29.11%        6.43%         27.11%        6.03%
1 Year
Ended
8/31/95          8/31/94       $1,000        $1,066.20        $1,016.20          6.62%        6.62%          1.62%        1.62%

    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.

----------
<F1> Investment operations began on July 26, 1991.
<F2> No contingent deferred sales charge is imposed on certain redemptions. See the Fund's current Prospectus.
<F3> If a portion of the Fund's expenses had not been subsidized, the Fund would have had lower returns.


    For the thirty-day period ended August 31, 1995, the yield of the Fund was 4.63%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 4.63% would be 7.12%, assuming a combined federal and State tax rate of 34.97%.

    The Fund's distribution rate (calculated on August 31, 1995 and based on the Fund's monthly distribution paid August 15, 1995) was 4.74%, and the Fund's effective distribution rate (calculated on the same date and based on the same monthly distribution) was 4.84%.


    See the Tax Equivalent Yield Table in this Part II for information concerning applicable tax rates and income brackets.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES As at October 13, 1995, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of October 13, 1995, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL was the record owner of approximately 15.4% of the outstanding shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.


                              OTHER INFORMATION
    The Trust, which is a Massachusetts business trust established in 1985, was originally called Eaton Vance High Yield Municipals Trust. The Trust changed its name to Eaton Vance Municipals Trust on January 7, 1991. The Fund changed its name from Eaton Vance Virginia Tax Free Fund to EV Marathon Virginia Tax Free Fund on February 1, 1994 and to EV Marathon Virginia Municipals Fund on January 1, 1996.


                          TAX EQUIVALENT YIELD TABLE
    The table below gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7% under the regular federal income tax and Virginia State income tax laws and tax rates applicable for 1995.


                                                COMBINED
   SINGLE RETURN        JOINT RETURN          FEDERAL AND             A FEDERAL AND VIRGINIA STATE TAX EXEMPT YIELD OF:
-------------------  -------------------        VA STATE        -------------------------------------------------------------
           (TAXABLE INCOME)<F1>             TAX BRACKET<F2>        4%     4.5%       5%     5.5%       6%     6.5%      7%
----------------------------------------    ---------------     -------------------------------------------------------------
                                                                            IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
   Up to   $ 23,350     Up to   $ 39,000         19.89%           4.99%    5.62%    6.24%    6.87%    7.49%   8.11%    8.74%
$ 23,351 - $ 56,550  $ 39,001 - $ 94,250         32.14            5.89     6.63     7.37     8.10     8.84    9.58    10.32
$ 56,551 - $117,950  $ 94,251 - $143,600         34.97            6.15     6.92     7.69     8.46     9.23   10.00    10.76
$117,951 - $256,500  $143,601 - $256,500         39.68            6.63     7.46     8.29     9.12     9.95   10.78    11.60
    Over   $256,500      Over   $256,500         43.07            7.03     7.90     8.78     9.66    10.54   11.42    12.30

<F1> Net amount subject to federal and Virginia personal income tax after deductions and exemptions.


<F2> The combined federal and Virginia tax brackets are calculated using the highest Virginia tax rate within each bracket.
     Taxpayers with taxable income within such brackets may have lower combined tax brackets and taxable equivalent yields than indicated above. The combined tax rates assume that Virginia taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. The applicable federal tax rates within each of these combined brackets are 15%, 28%, 31% and 39.6%.


Note: The federal income tax portion of above-indicated combined income tax brackets does not take into account the effect of a reduction in the deductibility of itemized deductions (including Virginia State income taxes) for taxpayers with adjusted gross income in excess of $114,700. The tax brackets also do not show the effects of phaseout of personal exemptions for single filers with adjusted gross income in excess of $114,700 and joint filers with adjusted gross income in excess of $172,050. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above.


Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield. No assurance can be given that EV Marathon Virginia Municipals Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations, the interest from which is exempt from the regular federal income tax and Virginia personal income taxes, other income received by the Portfolio and allocated to the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions except for regular Virginia personal income taxes. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, and regular Virginia personal income tax, is treated as a tax preference item which could subject the recipient to the federal and Virginia alternative minimum taxes. The illustrations assume that the federal and Virginia alternative minimum taxes are not applicable and do not take into account any tax credits that may be available.

The information set forth above is as of the date of this Statement of Additional Information. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above. Investors should consult with their tax adviser for additional information.

[LOGO]
EATON VANCE
MUTUAL FUNDS

EV MARATHON MUNICIPAL FUNDS
-------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION

JANUARY 1, 1996

EV MARATHON ALABAMA MUNICIPALS FUND
EV MARATHON ARKANSAS MUNICIPALS FUND
EV MARATHON GEORGIA MUNICIPALS FUND
EV MARATHON KENTUCKY MUNICIPALS FUND
EV MARATHON LOUISIANA MUNICIPALS FUND
EV MARATHON MARYLAND MUNICIPALS FUND
EV MARATHON MISSOURI MUNICIPALS FUND
EV MARATHON NORTH CAROLINA MUNICIPALS FUND
EV MARATHON OREGON MUNICIPALS FUND
EV MARATHON SOUTH CAROLINA MUNICIPALS FUND
EV MARATHON TENNESSEE MUNICIPALS FUND
EV MARATHON VIRGINIA MUNICIPALS FUND

EV MARATHON
MUNICIPAL FUNDS
24 FEDERAL STREET
BOSTON, MA 02110

-------------------------------------------------------------------------------

PORTFOLIO INVESTMENT ADVISER
Boston Management and Research, 24 Federal Street, Boston, MA 02110

FUND ADMINISTRATOR
Eaton Vance Management, 24 Federal Street, Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc., 24 Federal Street, Boston, MA 02110
(800) 225-6265

CUSTODIAN
Investors Bank & Trust Company, 89 South Street, Boston, MA 02111

TRANSFER AGENT
First Data Investor Services Group, BOS725, P.O. Box 1559, Boston, MA 02104
(800) 262-1122

AUDITORS
Deloitte & Touche LLP, 125 Summer Street, Boston, MA 02110




                                                                    M-TFC12/1SAI

EATON VANCE MUNICIPALS TRUST

FOR THE FUNDS:

                   -  EV  Marathon  Alabama Tax Free Fund

                   -  EV  Marathon  Arkansas Tax Free Fund

                   -  EV  Marathon  Georgia Tax Free Fund

                   -  EV  Marathon  Kentucky Tax Free Fund

                   -  EV  Marathon  Louisiana Tax Free Fund

                   -  EV  Marathon  Maryland Tax Free Fund

                   -  EV  Marathon  Missouri Tax Free Fund

                   -  EV  Marathon  North Carolina Tax Free Fund

                   -  EV  Marathon  Oregon Tax Free Fund

                   -  EV  Marathon  South Carolina Tax Free Fund

                   -  EV  Marathon  Tennessee Tax Free Fund

                   -  EV  Marathon  Virginia Tax Free Fund


================================================================================


                               [EATON VANCE LOGO]


================================================================================


                           ANNUAL SHAREHOLDER REPORT

                                AUGUST 31, 1995

                                Table of Contents

ITEM                                                                       PAGE
President's letter to shareholders ......................................    3
Year-end results, listed by state .......................................    4
Management Reports:
        EV Marathon Alabama Tax Free Fund ...............................    5
        EV Marathon Arkansas Tax Free Fund ..............................    6
        EV Marathon Georgia Tax Free Fund ...............................    7
        EV Marathon Kentucky Tax Free Fund ..............................    8
        EV Marathon Louisiana Tax Free Fund .............................    9
        EV Marathon Maryland Tax Free Fund ..............................   10
        EV Marathon Missouri Tax Free Fund ..............................   11
        EV Marathon North Carolina Tax Free Fund ........................   12
        EV Marathon Oregon Tax Free Fund ................................   13
        EV Marathon South Carolina Tax Free Fund ........................   14
        EV Marathon Tennessee Tax Free Fund .............................   15
        EV Marathon Virginia Tax Free Fund ..............................   16
        Financial Results ...............................................   17

                                 To Shareholders

The global economy continues to demonstrate a pattern of slow growth with low inflation. The U.S. economy is no exception, as Gross Domestic Product should grow only modestly during 1995 at between 2% and 3%, with inflation of less than 3%. These characteristics bode well for all capital markets and particularly fixed income markets, including municipal bonds.

Indeed, municipal bonds performed well during the first half of 1995 by realizing strong capital appreciation as a result of this favorable investment environment. However, during this period the municipal market underperformed the taxable market because of concern about the potential passage of major tax reform (e.g., flat tax, value added tax or consumption tax) legislation.

Were major tax reform to become law, municipal bonds would probably be underperformers relative to taxable bonds because the current tax-advantaged status of municipal bonds likely would be eliminated.

However, we at Eaton Vance believe there is little chance of major tax reform legislation being enacted. Many factors have led us to this conclusion. For example, the inherent regressivity of the various flat tax proposals will provoke much opposition, as will proposals to eliminate such tax breaks as deductions for mortgage interest and state and local taxes. Also, such proposals could seriously depress entire sectors of the U.S. economy.

Accordingly, we view this recent underperformance by municipal bonds (because of fears of tax reform) as a potential buying opportunity. Municipal bonds could represent an attractive asset class at these current relative trading relationships, with the potential for future outperformance for those investors willing to adopt a patient, long-term investment horizon.

In addition, proposals are now circulating in both Congress and the White House to reduce the nation's budget deficit by severely cutting expenditures over the next decade. If enacted, such a concept would drastically reduce the federal government's borrowing needs and, as a result, would exert a meaningful downward influence on interest rates across the entire yield curve. All fixed-income instruments, including municipal bonds, would benefit.

We will continue to monitor changes in economic and political conditions and to pursue the goal of your Fund: to provide you with a competitive distribution of tax-free income from a portfolio of quality municipal bonds.+



[PHOTO OF THOMAS J. FETTER]



Sincerely,

/s/ Thomas J. Fetter
--------------------

Thomas J. Fetter
President
October 3, 1995

+ A portion of the Portfolios' income could be subject to Federal alternative minimum tax.

                 INFORMATION ABOUT YOUR MUTUAL FUND INVESTMENT


                                                      RESULTS FOR THE YEAR ENDED AUGUST 31, 1995
                             -----------------------------------------------------------------------------------------------------
                                      FINANCIAL DATA:                                                   TAX DATA:
                             ------------------------------------                   ----------------------------------------------
                             DIVIDENDS   FUND'S NAV     FUND'S                         IF YOUR        THE AFTER-TAX
                              PAID BY    PER SHARE   DISTRIBUTION                      COMBINED        EQUIVALENT       FEDERAL
                            FUND DURING     AT         RATE AT                      FEDERAL & STATE  YIELD YOU WOULD   INCOME TAX
                              PERIOD      8/31/95      8/31/95                        TAX RATE IS       NEED IS       INFORMATION*
                            -----------  ----------  ------------                   ---------------  ---------------  ------------
EV Marathon ALABAMA                                                  [GRAPHIC OF
Tax Free Fund                 $0.495       $10.44       4.65%         ALABAMA]          39.20%           7.62%            99.38

EV Marathon AKANSAS                                                  [GRAPHIC OF
Tax Free Fund                 $0.488       $10.25       4.68%         ARKANSAS]         40.48%           7.85%            99.43

EV Marathon GEORGIA                                                  [GRAPHIC OF
Tax Free Fund                 $0.469       $ 9.79       4.65%         GEORGIA]          39.84%           7.71%            99.59

EV Marathon KENTUCKY                                                 [GRAPHIC OF
Tax Free Fund                 $0.484       $ 9.99       4.65%         KENTUCKY]         39.40%           7.67%            99.61

EV Marathon LOUISIANA                                                [GRAPHIC OF
Tax Free Fund                 $0.514       $ 9.98       4.93%        LOUISIANA]         39.84%           8.18%            99.60

EV Marathon MARYLAND                                                 [GRAPHIC OF
Tax Free Fund                 $0.487       $10.23       4.76%         MARYLAND]         41.12%           8.05%            99.09

EV Marathon MISSOURI                                                 [GRAPHIC OF
Tax Free Fund                 $0.498       $10.51       4.58%         MISSOURI]         39.84%           7.58%            99.17

EV Marathon NORTH CAROLINA                                           [GRAPHIC OF
Tax Free Fund                 $0.490       $ 9.96       4.72%      NORTH CAROLINA]      40.96%           7.95%            98.73

EV Marathon OREGON                                                   [GRAPHIC OF
Tax Free Fund                 $0.479       $10.31       4.48%          OREGON]          41.76%           7.68%            99.61

EV Marathon SOUTH CAROLINA                                           [GRAPHIC OF
Tax Free Fund                 $0.477       $10.00       4.67%      SOUTH CAROLINA]      40.48%           7.82%            99.19

EV Marathon TENNESSEE                                                [GRAPHIC OF
Tax Free Fund                 $0.495       $10.11       4.75%        TENNESSEE]         39.84%           7.88%            99.51

EV Marathon VIRGINIA                                                 [GRAPHIC OF
Tax Free Fund                 $0.503       $10.26       4.69%         VIRGINIA]         39.68%           7.74%            99.08


*Percentages represent the amounts of the total dividends paid by the Funds from net investment income during the year ended August 31, 1995, that have been designated as exempt-interest dividends. Tax legislation eliminated the exception to market discount rules applicable to tax-exempt obligations. As a result, certain tax-exempt obligations acquired by the Portfolio subsequent to April 30, 1993, at market discounts may generate a small amount of ordinary taxable income.

--------------------------------------------------------------------------------
Included on the pages that follow are performance charts that compare your Fund's total return with that of a broad-based securities market index. The lines on the chart represent the total returns of $10,000 hypothetical investments in your Fund and the unmanaged Lehman Brothers Municipal Bond Index. The solid line on the chart represents the Fund's performance. The Fund's total return figure reflects fund expenses and portfolio transaction costs, and assumes the reinvestment of income dividends and capital gain distributions. The dotted line represents the performance of the Lehman Brothers Municipal Bond Index, a broad-based, widely recognized unmanaged index of municipal bonds. Whereas the Fund's portfolio is comprised principally of bonds solely from your individual state, the Index is composed of bonds from all 50 states and many jurisdictions. The Index's total return does not reflect any commissions or expenses that would be incurred if an investor individually purchased or sold the securities represented in the Index.
--------------------------------------------------------------------------------

EV MARATHON ALABAMA TAX FREE FUND

YOUR INVESTMENT AT WORK

City of Scottsboro
Water, Sewer and Gas Bonds

These bonds were used to allow the City of Scottsboro to extend and improve its natural gas distribution system and to improve its sanitary sewer system.

The improvements included collection and transmission mains that allow the sewer system to serve additional customers. Similarly, improvements to the natural gas distribution system give it the capacity to accommodate new customers. The bond issue also provided funds to purchase related equipment and to expand the office operated by the city's Waterworks, Sewer and Gas Board.

The bonds, totaling $6 million, were issued in 1994.

PORTFOLIO OVERVIEW
Based on market value as of August 31, 1995
[GRAPHIC OF ALABAMA]

Number of issues .............................................        73
Average quality ..............................................        AA
Investment grade .............................................      97.7
Effective maturity ...........................................      16.79 yrs.

Largest sectors:
   Insured water and sewer ...................................      17.2%*
   Industrial development/pollution
        control revenue ......................................      12.7
   Insured education .........................................       8.5*
   General obligations .......................................       6.5
   Insured hospitals .........................................       6.4*

* Private insurance does not remove the risk of loss of principal due to changes in market conditions that is associated with these investments.

--------------------------------------------------------------------------------

THE STATE OF THE STATE: Alabama

Alabama's state government has put a great deal of effort into diversifying the state's economy in recent years. Those efforts have met with some success, led by the development of the high technology sector, primarily in the Huntsville area. In terms of employment, manufacturing continues to be the largest sector, with the service sector experiencing some growth in urban areas.

Since adoption of the state's economic development plan in 1993, more than 50 companies have invested a total of more than $2.2 billion in Alabama. The largest project to date is the Mercedes Benz manufacturing facility that will build the company's sport utility vehicle. The assembly plant is located in Vance, in Tuscaloosa County, and is expected to open in 1997.

Employment levels, which traditionally were higher than the national average, have been approximately equal to the national average during the last three years.

The economic forecast for Alabama is for only moderate growth. The state's conservative economic policies have kept its budgets in balance.

--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EV MARATHON ALABAMA TAX FREE FUND (INCLUDING SALES CHARGE) AND THE LEHMAN BROTHERS MUNICIPAL BOND INDEX

From May 31, 1992, through August 31, 1995

AVERAGE ANNUAL          1           Life               Value of
 TOTAL RETURN          Year       of Fund*        Investment at 8/31
--------------         ----       --------        ------------------
With CDSC              2.4%         6.0%               $12,017
Without CDSC           7.4%         6.7%               $12,317

DATE               M. ALABAMA          LEHMAN BROS.
----               ----------          ------------
5/92+                10000                10000
6/92                 10225                10168
7/92                 10685                10473
8/92                 10438                10371
9/92                 10476                10438
10/92                10231                10336
11/92                10571                10521
12/92                10702                10628
1/93                 10806                10752
2/93                 11255                11141
3/93                 11094                11023
4/93                 11229                11134
5/93                 11294                11197
6/93                 11469                11384
7/93                 11466                11399
8/93                 11722                11636
9/93                 11847                11769
10/93                11875                11791
11/93                11733                11687
12/93                12032                11934
1/94                 12152                12070
2/94                 11807                11758
3/94                 11150                11279
4/94                 11223                11375
5/94                 11330                11473
6/94                 11212                11406
7/94                 11474                11612
8/94                 11470                11652
9/94                 11263                11481
10/94                10977                11278
11/94                10709                11073
12/94                11061                11317
1/95                 11476                11641
2/95                 11854                11979
3/95                 11954                12117
4/95                 11945                12131
5/95                 12301                12518
6/95                 12092                12409
7/95                 12176                12526
8/95                 12317                12685

Past performance is not indicative of future results. Investment returns and principal will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Source: Towers Data Systems, Bethesda, MD.

* Investment operations commenced 5/1/92. +Index information is available only at month-end, therefore, the line comparison begins at the next month-end following the commencement of the Fund's investment operations.

FROM THE PORTFOLIO MANAGER:

[PHOTO OF TIMOTHY T. BROWSE]

"The bond market has had a nice upward run during late 1994 and through the middle of 1995. As a result, we're shifting our emphasis from capital appreciation to more of a balanced approach because we believe the good total return will come from a mixture of coupon income and price appreciation.

"We believe that over the long term, the outlook for municipal bonds is positive. While concerns over dramatic tax reform have depressed the market, it is hard to imagine an approved reform package that will be as extreme as the plans now being discussed.

"As part of our efforts to provide a diverse selection of bonds in the Alabama Portfolio, we have diversified away from a large representation in the hospital sector."

                               - Timothy T. Browse

EV MARATHON ARKANSAS TAX FREE FUND

YOUR INVESTMENT AT WORK
Baxter County
Aeroquip Corp. Project     [Graphic]
This $7.2 million bond issue was used to finance the costs of building and equipping a rubber mixing facility, an expansion of the Aeroquip Corp.'s business in Arkansas.

The plant is located in the community of Mountain Home. Aeroquip Corp. manufactures and sells engineered component systems for industrial, aerospace and defense and automotive markets. It is a wholly-owned subsidiary of Trinova Corporation, which has backed payment of the bonds.

PORTFOLIO OVERVIEW
Based on market value as of August 31, 1995
[GRAPHIC OF ARKANSAS]

Number of issues ..................................................     66
Average quality ...................................................     A+
Investment grade ..................................................   94.6%
Effective maturity ................................................   16.96 yrs.

Largest sectors:
   Hospitals ......................................................   14.8%
   Industrial development/pollution control revenue ...............   13.2
   Housing ........................................................   11.7
   Electric utilities .............................................    9.2
   General obligations ............................................    8.2

--------------------------------------------------------------------------------

THE STATE OF THE STATE: Arkansas

The Arkansas economy is relatively diverse and is led by the manufacturing, service and trade sectors. Manufacturing is the largest of the three, employing 25% of the state's workforce. Unemployment, however, has remained above the national average.

The state's food processing industry has given a boost to the state's economic performance. Four of the nation's biggest poultry processors are located in Arkansas, including Tyson Foods, Inc., which has more than 18,000 employees in the state and is expanding a poultry processing center.

The state's main revenue sources -- sales and use, individual income, and corporate income taxes, all have been raised in recent years. Another factor in the state's fiscal stability has been its revenue stabilization law. This law, enacted in 1973, prohibits expenditures from exceeding revenues during any fiscal year. Arkansas also is considered to have a very low public debt burden.

In the near future, the construction industry, stimulated by population growth, is likely to provide additional job growth and strength to the state's economy.

--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EV MARATHON ARKANSAS TAX FREE FUND (INCLUDING SALES CHARGE) AND THE LEHMAN BROTHERS MUNICIPAL BOND INDEX

From October 31, 1992, through August 31, 1995

AVERAGE ANNUAL          1           Life               Value of
 TOTAL RETURN          Year       of Fund*        Investment at 8/31
--------------         ----       --------        ------------------
With CDSC              1.2%         4.9%               $11,779
Without CDSC           6.2%         6.1%               $12,179

DATE               M. ARKANSAS            LEHMAN BROS.
----               -----------            ------------
10/92+                10000                  10000
11/92                 10331                  10179
12/92                 10482                  10283
1/93                  10648                  10403
2/93                  11130                  10779
3/93                  11008                  10665
4/93                  11124                  10773
5/93                  11199                  10833
6/93                  11387                  11014
7/93                  11396                  11028
8/93                  11633                  11258
9/93                  11770                  11386
10/93                 11766                  11408
11/93                 11645                  11308
12/93                 11925                  11546
1/94                  12078                  11678
2/94                  11730                  11376
3/94                  11035                  10913
4/94                  11162                  11005
5/94                  11291                  11100
6/94                  11181                  11036
7/94                  11433                  11235
8/94                  11472                  11274
9/94                  11262                  11108
10/94                 10950                  10911
11/94                 10610                  10714
12/94                 10930                  10950
1/95                  11324                  11263
2/95                  11716                  11590
3/95                  11816                  11723
4/95                  11806                  11737
5/95                  12141                  12112
6/95                  11942                  12006
7/95                  12038                  12119
8/95                  12179                  12273

Past performance is not indicative of future results. Investment returns and principal will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Source: Towers Data Systems, Bethesda, MD.

*Investment operations commenced 10/2/92. +Index information is available only at month-end, therefore, the line comparison begins at the next month-end following the commencement of the Fund's investment operations.


FROM THE PORTFOLIO MANAGER:

[PHOTO OF TIMOTHY T. BROWSE]

"The supply of Arkansas bonds is limited. We take advantage of the ebbs and flows of supply and demand by buying larger blocks of bonds in the new issue market, when they are relatively attractive and more readily available and, over time, reselling them in smaller pieces as the supply dries up.

"We remain optimistic about the future of the municipal bond market. While worries about the possibility of dramatic tax reform have depressed the market, it is difficult to conceive of an approved tax reform package that will be as extreme as the plans now being discussed. The lessening of these fears, coupled with the ever-decreasing supply of bonds, should produce a positive picture for municipals bonds in the future."

                               - Timothy T. Browse

EV MARATHON GEORGIA TAX FREE FUND

YOUR INVESTMENT AT WORK
Savannah Resource Recovery
Development Authority              [Graphic]

These bonds were issued in 1992 to refund a 1984 bond issue that financed a steam-generating waste-to-energy plant in Savannah.

The facility is set up to convert solid waste to steam for commercial sale.

Since it began operation, the plant has produced amounts of steam exceeding the required minimum for commercial sale.

PORTFOLIO OVERVIEW
Based on market value as of August 31, 1995
[GRAPHIC OF GEORGIA]

Number of issues ...........................................            76
Average quality ............................................            Aa
Investment grade ...........................................          96.4%
Effective maturity .........................................          14.92 yrs.

Largest sectors:
   Utilities ...............................................          15.5%
   General obligations .....................................          15.0
   Housing .................................................          13.9
   Insured hospitals .......................................          13.2*
   Hospitals ...............................................          10.5

* Private insurance does not remove the risk of loss of principal due to changes in market conditions that is associated with these investments.

--------------------------------------------------------------------------------

THE STATE OF THE STATE: Georgia

Georgia recovered quickly from the recession of the early 1990s and is demonstrating strong economic growth as the decade continues.

As a regional center, Atlanta has led the state's growth. According to the Selig Center for Economic Growth at the University of Georgia, Atlanta accounts for half the state's employment base, but creates seven out of ten of the state's new jobs. The Atlanta area is also benefiting from the current construction boom in preparation for the 1996 Summer Olympic Games, as well as economic activity generated by the Games themselves.

State population is growing at about twice the national average. Employment trends also have been positive and the state's unemployment rate stands significantly below the national rate. The Selig Center estimates that employment will rise 3.5% in 1995 and 3.2% in 1996. Many of the jobs will be in the service, wholesale and retail sectors. No sector is expected to lose jobs.

The Georgia state budget for the 1995 fiscal year is balanced. Although state debt has grown in recent years, the state's debt position is considered good.

--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EV MARATHON GEORGIA TAX FREE FUND (INCLUDING SALES CHARGE) AND THE LEHMAN BROTHERS MUNICIPAL BOND INDEX

From December 31, 1991, through August 31, 1995

AVERAGE ANNUAL          1           Life               Value of
 TOTAL RETURN          Year       of Fund*        Investment at 8/31
--------------         ----       --------        ------------------
With CDSC             -0.1%         4.4%               $11,699
Without CDSC           4.9%         5.1%               $11,993

DATE               M. GEORGIA          LEHMAN BROS.
----               ----------          ------------
12/91+               10000                10000
1/92                  9880                10023
2/92                  9908                10026
3/92                  9886                10030
4/92                  9968                10119
5/92                 10154                10238
6/92                 10374                10410
7/92                 10799                10722
8/92                 10587                10617
9/92                 10585                10687
10/92                10281                10582
11/92                10622                10771
12/92                10751                10881
1/93                 10859                11008
2/93                 11366                11406
3/93                 11155                11286
4/93                 11306                11399
5/93                 11361                11463
6/93                 11553                11655
7/93                 11505                11670
8/93                 11780                11913
9/93                 11919                12049
10/93                11913                12072
11/93                11786                11965
12/93                12054                12218
1/94                 12187                12358
2/94                 11837                12038
3/94                 11198                11547
4/94                 11259                11645
5/94                 11309                11746
6/94                 11194                11678
7/94                 11417                11889
8/94                 11433                11930
9/94                 11237                11755
10/94                10937                11546
11/94                10608                11337
12/94                10901                11587
1/95                 11269                11918
2/95                 11612                12264
3/95                 11726                12405
4/95                 11703                12420
5/95                 11998                12816
6/95                 11802                12704
7/95                 11838                12825
8/95                 11993                12987

Past performance is not indicative of future results. Investment returns and principal will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Source: Towers Data Systems, Bethesda, MD.

*Investment operations commenced 12/23/91. +Index information is available only at month-end, therefore, the line comparison begins at the next month-end following the commencement of the Fund's investment operations.

FROM THE PORTFOLIO MANAGER:

[PHOTO OF DAVID D. REILLY]

"The Olympics will help the economic base of the Atlanta area, which should, in turn, support the credit quality of local borrowers.

"We continue to watch the hospital sector as the health care industry continues to consolidate. Our goal is to avoid bonds issued by hospitals that are left out of the consolidation and affiliation process.

"We continue to believe that over the long term, the outlook for municipal bonds is favorable. Tax reform of the type that would impair or eliminate the franchise of municipal bonds is unlikely."

                                - David C.Reilly

EV MARATHON KENTUCKY TAX FREE FUND

YOUR INVESTMENT AT WORK
Fulton County
H.I.S. Kentucky, Inc.

The proceeds of these industrial development bonds were used to allow H.I.S. Kentucky, Inc., to build a plant in Fulton County. The facility was designed to stone-wash blue jeans and other clothing manufactured by the company.

H.I.S. Kentucky, Inc. is the holding company for Henry I. Siegel Company, a designer and manufacturer of moderately priced blue jeans and similar products under the Chic and H.I.S. labels. The company is a major seller of women's jeans in Europe.

A total of $9.5 million of the bonds were issued in 1995.

PORTFOLIO OVERVIEW
Based on market value as of August 31, 1995
[GRAPHIC OF KENTUCKY]

Number of issues ..................................................     89
Average quality ...................................................    AA-
Investment grade ..................................................   98.8%
Effective maturity ................................................   15.91 yrs.

Largest sectors:
   Lease revenue bonds ............................................   21.4%
   Insured hospital ...............................................   14.8*
   Industrial development/pollution control revenue ...............   11.4
   Insured water and sewer ........................................    9.5*
   Electric utilities .............................................    6.8

* Private insurance does not remove the risk of loss of principal due to changes in market conditions that is associated with these investments.

--------------------------------------------------------------------------------

THE STATE OF THE STATE: Kentucky

Kentucky has aggressively pursued economic growth during the 1990s. As a result, the commonwealth has become more attractive as a location for businesses because of legislation passed in 1990 that expanded the commonwealth's General Fund to finance education reform. This tends to give employers confidence that they will have access to a well-trained workforce in the future.

Kentucky has seen a fairly rapid rate of growth in its service sector in recent years, with both the service and trade sectors contributing larger shares to its economy than manufacturing or coal mining.

Among the major recent projects are the Delta Airlines Inc. expansion of its facilities at the Cincinnati Airport. Delta has spent $300 million to establish a hub at the airport.

Another area of strength has been the automotive industry. Toyota Motor Corp. added 1,500 jobs through an expansion of its manufacturing facility near Georgetown. Ford Motor Co. has committed to a $650 million expansion of its truck plant in Louisville.

It is expected that growth in the state's economy will slow somewhat during the remainder of the decade. Still, that growth should continue at a rate higher than the national average.

--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EV MARATHON KENTUCKY TAX FREE FUND (INCLUDING SALES CHARGE) AND THE LEHMAN BROTHERS MUNICIPAL BOND INDEX

From December 31, 1991, through August 31, 1995

AVERAGE ANNUAL          1           Life               Value of
 TOTAL RETURN          Year       of Fund*        Investment at 8/31
--------------         ----       --------        ------------------
With CDSC              1.6%         4.9%               $11,929
Without CDSC           6.6%         5.6%               $12,229

DATE               M. KENTUCKY           LEHMAN BROS.
----               -----------           ------------
12/91+                10000                 10000
1/92                   9840                 10023
2/92                   9919                 10026
3/92                   9863                 10030
4/92                   9976                 10119
5/92                  10160                 10238
6/92                  10359                 10410
7/92                  10761                 10722
8/92                  10527                 10617
9/92                  10545                 10687
10/92                 10261                 10582
11/92                 10611                 10771
12/92                 10726                 10881
1/93                  10843                 11008
2/93                  11328                 11406
3/93                  11150                 11286
4/93                  11300                 11399
5/93                  11377                 11463
6/93                  11589                 11655
7/93                  11563                 11670
8/93                  11782                 11913
9/93                  11921                 12049
10/93                 11938                 12072
11/93                 11802                 11965
12/93                 12080                 12218
1/94                  12203                 12358
2/94                  11832                 12038
3/94                  11172                 11547
4/94                  11246                 11645
5/94                  11343                 11746
6/94                  11207                 11678
7/94                  11454                 11889
8/94                  11471                 11930
9/94                  11231                 11755
10/94                 10921                 11546
11/94                 10641                 11337
12/94                 10958                 11587
1/95                  11387                 11918
2/95                  11755                 12264
3/95                  11858                 12405
4/95                  11849                 12420
5/95                  12218                 12816
6/95                  11999                 12704
7/95                  12073                 12825
8/95                  12229                 12987

Past performance is not indicative of future results. Investment returns and principal will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Source: Towers Data Systems, Bethesda, MD.

* Investment operations commenced 12/23/91. +Index information is available only at month-end, therefore, the line comparison begins at the next month-end following the commencement of the Fund's investment operations.

FROM THE PORTFOLIO MANAGER:

[PHOTO OF TIMOTHY T. BROWSE]

"In managing the Portfolio, we are shifting our emphasis more toward adding yield throughout all sectors because we believe the total return will come from a balance of coupon income and price appreciation.

"Although quality spreads are tight for higher-grade bonds, we feel there are opportunities in the nonrated and private placement sectors. These are extremely research-intensive investments and are a way that we look to add value to the Portfolio."

"This value-added research plus what we feel is an undervalued municipal bond market because of tax reform concerns give us confidence in the Portfolio's prospects going forward."

                               - Timothy T. Browse

EV MARATHON LOUISIANA TAX FREE FUND

YOUR INVESTMENT AT WORK

Bastrop City Industrial
Development Board
International Paper Co.

The proceeds from these bonds were used to finance solid waste disposal facilities, including a landfill cell, for International Paper's Louisiana mill, located inBastrop.

These are tax-exempt bonds backed by a corporate guarantor, International Paper. Because they carry the company's guarantee, the bonds are rated A3/A-.

One aspect of this purchase that we particularly liked is that these bonds add geographic diversity to a single-state Portfolio because International Paper runs facilities throughout the country.

PORTFOLIO OVERVIEW
Based on market value as of August 31, 1995
[GRAPHIC OF LOUISIANA]

Number of issues ..................................................     47
Average quality ...................................................    AA+
Investment grade ..................................................   97.3%
Effective maturity ................................................   18.48 yrs.

Largest sectors:
   Housing ........................................................   26.5%
   Insured general obligations local ..............................   17.6*
   Insured colleges and universities ..............................   10.3*
   Health care ....................................................    8.1
   Industrial development/pollution control revenue ...............    6.4

* Private insurance does not remove the risk of loss of principal due to changes in market conditions that is associated with these investments.

--------------------------------------------------------------------------------

THE STATE OF THE STATE: Louisiana

Louisiana has suffered a recent spate of bad news; the good news is that none of it directly affects the Louisiana Portfolio. This summer, Standard & Poor's downgraded the state's general obligation rating from A to A-. Given both the state's checkered past with the rating agencies and the fact that Louisiana has been on a negative Creditwatch for almost 6 months, the downgrade was essentially a non-event in the credit market.

The rating agency cited concerns with the state's structural budgetary balance for the 1996 fiscal year and beyond, pivoting on the potential for significant cuts in Federal Medicaid funds to the state. Bonds in the Portfolio are largely insulated from the state's budget problems.

On top of the aforementioned difficulties, the Wall Street Journal recently published an article questioning the gaming industry's ability to be an economic savior for so many states. At the time this was written, Louisiana's gaming industry revenues were running below expectations in 1995. Again, bonds in the Louisiana Portfolio are not directly dependent on gaming revenues. While credit concerns swirl around the state, we remain confident of the credit quality of our Louisiana tax-exempt holdings.

--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EV MARATHON LOUISIANA TAX FREE FUND (INCLUDING SALES CHARGE) AND THE LEHMAN BROTHERS MUNICIPAL BOND INDEX

From October 31, 1992, through August 31, 1995

AVERAGE ANNUAL          1           Life               Value of
 TOTAL RETURN          Year       of Fund*        Investment at 8/31
--------------         ----       --------        ------------------
With CDSC              0.1%         4.5%               $11,685
Without CDSC           5.1%         5.7%               $12,085

DATE              M. LOUISIANA        LEHMAN BROS.
----              ------------        ------------
10/92+               10000               10000
11/92                10439               10179
12/92                10601               10283
1/93                 10778               10403
2/93                 11303               10779
3/93                 11160               10665
4/93                 11307               10773
5/93                 11382               10833
6/93                 11613               11014
7/93                 11578               11028
8/93                 11881               11258
9/93                 12051               11386
10/93                12047               11408
11/93                11905               11308
12/93                12219               11546
1/94                 12364               11678
2/94                 11912               11376
3/94                 11165               10913
4/94                 11264               11005
5/94                 11409               11100
6/94                 11267               11036
7/94                 11514               11235
8/94                 11501               11274
9/94                 11268               11108
10/94                10954               10911
11/94                10647               10714
12/94                10963               10950
1/95                 11378               11263
2/95                 11767               11590
3/95                 11848               11723
4/95                 11817               11737
5/95                 12065               12112
6/95                 11864               12006
7/95                 11952               12119
8/95                 12085               12273

Past performance is not indicative of future results. Investment returns and principal will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Source: Towers Data Systems, Bethesda, MD.

* Investment operations commenced 10/2/92. +Index information is available only at month-end, therefore, the line comparison begins at the next month-end following the commencement of the Fund's investment operations.

FROM THE PORTFOLIO MANAGER:

[PHOTO OF NICOLE ANDERES]

"The secondary bond market has provided opportunities to diversify the Portfolio's structure and to add yield through higher coupon housing bonds.

"New issuance in Louisiana continues to be sporadic, and proposals to reform the country's tax system, especially flat tax proposals, are having a dampening effect on the municipal market.

"We remain convinced that any tax changes that are enacted will not be as radical as the plans that are being talked about now. Despite this uncertainty, 1995 has given us an opportunity to recoup losses suffered in 1994."

                                - Nicole Anderes

EV MARATHON MARYLAND TAX FREE FUND

YOUR INVESTMENT AT WORK
Health & Higher Educational
Facilities Authority
Suburban Hospital

This $63 million bond issue was used to refund in advance the bonds the hospital issued in 1988 and 1992 to improve its facilities.

Suburban Hospital is a 380-bed acute care facility located in Bethesda, MD. Among the services it offers are orthopedics, cardiology, oncology and neurosurgery.

The hospital also runs a 23-bed comprehensive care unit, which provides skilled nursing services, and a 26-bed Addiction Treatment Center. Among its outpatient services is the largest ambulatory surgical service in Montgomery County.

PORTFOLIO OVERVIEW
Based on market value as of August 31, 1995
[GRAPHIC OF MARYLAND]

Number of issues ..................................................     74
Average quality ...................................................    AA-
Investment grade ..................................................   97.6%
Effective maturity ................................................   18.41 yrs.

Largest sectors:
   Hospital revenue ...............................................   20.7%
   Insured hospital ...............................................   17.9*
   Industrial development/pollution control revenue ...............   10.2
   Electric utilities .............................................    7.7
   Housing ........................................................    7.2

* Private insurance does not remove the risk of loss of principal due to changes in market conditions that is associated with these investments.

--------------------------------------------------------------------------------
THE STATE OF THE STATE: Maryland

In terms of finances, Maryland remains one of the strongest states in the nation. State officials are proud of its "AAA" rating and have demonstrated their inclination to do whatever it takes to protect that rating during difficult times.

During the 1994 fiscal year, the state's general fund revenues exceeded estimates, a positive factor when compared to the period from 1990-1992, when there was a revenue shortfall.

Maryland is one of the nation's most affluent states, based on median household income. The population is concentrated in the metropolitan Washington, D.C. area and in and around Baltimore.

The state's largest employment sector is services, at more than 30%, followed by trade and government. Manufacturing employment has declined steadily during the last few years. Despite an increase in unemployment during the recession of the early 1990s, Maryland's unemployment has remained below national levels. Its rate in 1994 was 5.4%, compared to the national rate of 6.1%.

It is estimated that the state's population will continue to grow slightly and that its economy will grow at a slow, but steady, rate.

--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EV MARATHON MARYLAND TAX FREE FUND (INCLUDING SALES CHARGE) AND THE LEHMAN BROTHERS MUNICIPAL BOND INDEX

From February 29, 1992, through August 31, 1995

AVERAGE ANNUAL          1           Life               Value of
 TOTAL RETURN          Year       of Fund*        Investment at 8/31
--------------         ----       --------        ------------------
With CDSC              1.7%         5.3%               $12,052
Without CDSC           6.7%         6.1%               $12,352

DATE               M. MARYLAND         LEHMAN BROS.
----               -----------         ------------
2/92+                 10000               10000
3/92                   9999               10004
4/92                  10098               10093
5/92                  10238               10212
6/92                  10432               10383
7/92                  10871               10694
8/92                  10648               10590
9/92                  10675               10659
10/92                 10320               10554
11/92                 10665               10744
12/92                 10830               10853
1/93                  11040               10980
2/93                  11487               11377
3/93                  11405               11256
4/93                  11521               11370
5/93                  11597               11434
6/93                  11721               11625
7/93                  11674               11640
8/93                  11946               11882
9/93                  12128               12018
10/93                 12134               12041
11/93                 11966               11934
12/93                 12258               12186
1/94                  12402               12326
2/94                  12003               12006
3/94                  11252               11517
4/94                  11281               11615
5/94                  11401               11716
6/94                  11279               11648
7/94                  11535               11858
8/94                  11576               11899
9/94                  11328               11724
10/94                 11011               11516
11/94                 10678               11308
12/94                 11049               11557
1/95                  11449               11887
2/95                  11894               12233
3/95                  12007               12373
4/95                  11974               12388
5/95                  12361               12783
6/95                  12087               12671
7/95                  12184               12791
8/95                  12352               12954

Past performance is not indicative of future results. Investment returns and principal will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Source: Towers Data Systems, Bethesda, MD.

* Investment operations commenced 2/3/92. +Index information is available only at month-end, therefore, the line comparison begins at the next month-end following the commencement of the Fund's investment operations.

FROM THE PORTFOLIO MANAGER:

"The Maryland Portfolio shows a heavy representation of hospital bonds. The state's strong hospital infrastructure makes us more comfortable with holding a large portion of the Portfolio in this sector. Over time, our goal of Portfolio diversification may cause us to trim these hospital holdings.

" We continue to be optimistic about the municipal bond market. The market has been depressed by worries about possible dramatic tax reform, but it's hard to imagine an approved tax reform package as extreme as the plans now being discussed. The lessening of these fears, coupled with the ever-decreasing supply of bonds, should produce a positive future for municipal bonds."

                               - Timothy T. Browse

EV MARATHON MISSOURI TAX FREE FUND

YOUR INVESTMENT AT WORK
Environmental and Energy
Resource Authority
Water Pollution Control Bonds

[Graphic]

The Revolving Fund, controlled by the state Department of Natural Resources and Clean Water Commission, was established in 1987 to finance construction of wastewater treatment facilities.

The proceeds of these bonds, issued in 1994, are used to finance the improvement and extension of sewerage systems in a variety of communities around the state.

The participating communities comprise a diverse group, with no one city dominating. After the offering, Duckett Creek Sewer District was expected to have nearly 20% of the bonds outstanding. Each city's bonds have been approved by voters.

PORTFOLIO OVERVIEW
Based on market value as of August 31, 1995
[GRAPHIC OF MISSOURI]

Number of issues ............................................           80
Average quality .............................................           Aa
Investment grade ............................................         98.4%
Effective maturity ..........................................         15.23 yrs.

Largest sectors:
   Insured hospitals ........................................         18.4%*
   Insured utilities ........................................         11.4*
   Hospitals ................................................         10.5
   Insured general obligations ..............................          9.3*
   Water & sewer ............................................          9.1*

* Private insurance does not remove the risk of loss of principal due to changes in market conditions that is associated with these investments.

--------------------------------------------------------------------------------

THE STATE OF THE STATE: Missouri

Missouri has a strong and diverse economy, with a greater-than-average dependence on manufacturing jobs. The largest sectors are transportation equipment, machinery and chemicals.

The largest creator of jobs and income in the state is currently the service sector, which is responsible for one quarter of all jobs. Manufacturing accounts for slightly less than one-fifth.

The state has continued to grow during the past 12 months, buoyed by growth in the area of transportation equipment.

One segment of Missouri's economy that has grown significantly is tourism, led by the city of Branson's development as a destination resort for music and entertainment. While adding one attraction after another, this rural city has quickly developed into one of the nation's major tourist attractions.

Missouri is expected to demonstrate continued growth in the near future. However, it is somewhat vulnerable to any defense cutbacks, as McDonnell Douglas Corp. is the state's largest employer.

--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EV MARATHON MISSOURI TAX FREE FUND (INCLUDING SALES CHARGE) AND THE LEHMAN BROTHERS MUNICIPAL BOND INDEX

From May 31, 1992, through August 31, 1995

AVERAGE ANNUAL          1           Life               Value of
 TOTAL RETURN          Year       of Fund*        Investment at 8/31
--------------         ----       --------        ------------------
With CDSC              3.8%         6.3%               $12,151
Without CDSC           7.8%         7.1%               $12,451

DATE               M. MISSOURI         LEHMAN BROS.
----               -----------         ------------
5/92+                 10000               10000
6/92                  10245               10168
7/92                  10635               10473
8/92                  10480               10371
9/92                  10528               10438
10/92                 10192               10336
11/92                 10593               10521
12/92                 10722               10628
1/93                  10857               10752
2/93                  11379               11141
3/93                  11259               11023
4/93                  11395               11134
5/93                  11481               11197
6/93                  11679               11384
7/93                  11645               11399
8/93                  11913               11636
9/93                  12071               11769
10/93                 12057               11791
11/93                 11894               11687
12/93                 12175               11934
1/94                  12317               12070
2/94                  11938               11758
3/94                  11236               11279
4/94                  11276               11375
5/94                  11395               11473
6/94                  11310               11406
7/94                  11540               11612
8/94                  11548               11652
9/94                  11307               11481
10/94                 10997               11278
11/94                 10683               11073
12/94                 11037               11317
1/95                  11477               11641
2/95                  11892               11979
3/95                  11981               12117
4/95                  11996               12131
5/95                  12425               12518
6/95                  12226               12409
7/95                  12275               12526
8/95                  12451               12685

Past performance is not indicative of future results. Investment returns and principal will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Source: Towers Data Systems, Bethesda, MD.

*Investment operations commenced 5/1/92. +Index information is available only at month-end, therefore, the line comparison begins at the next month-end following the commencement of the Fund's investment operations.

FROM THE PORTFOLIO MANAGER:

[PHOTO OF CYNTHIA J. CLEMSON]

"We continue to be selective when looking at hospital bonds because of the uncertainty of the health care market throughout the U.S. This is one area in which the contributions of our Research Department are especially important. However, we do feel that hospital bonds can add value and diversification to the overall Portfolio.

"The Missouri bond market continued to be characterized by low issuance. This factor, combined with narrow quality spreads between AA-rated and insured bonds, caused us to focus on slightly upgrading the Portfolio quality. We also balanced a large weighting in high-quality bonds with positions in higher yielding issues to boost the Fund's income."

                               -Cynthia J. Clemson

EV MARATHON NORTH CAROLINA TAX FREE FUND

YOUR INVESTMENT AT WORK
University of North Carolina               [Graphic]
University Hospital, Chapel Hill

These bonds were issued to pay for providing new facilities at the University of North Carolina Hospital at Chapel Hill.

UNC Hospital provides comprehensive health care services including general acute care, specialized care, outpatient services, psychiatric and rehabilitative services. In addition, the hospital supports the university's teaching and research needs.

The bond issue, totaling nearly $60 million, was issued in 1992.

PORTFOLIO OVERVIEW
Based on market value as of August 31, 1995
[GRAPHIC OF NORTH CAROLINA]

Number of issues ...........................................            90
Average quality ............................................            Aa
Investment grade ...........................................          98.6%
Effective maturity .........................................          15.33 yrs.

Largest sectors:
   Hospitals ...............................................          18.8%
   Utilities ...............................................          12.3
   Insured hospital ........................................          10.6*
   Housing .................................................           9.1
   General obligations .....................................           8.7

* Private insurance does not remove the risk of loss of principal due to changes in market conditions that is associated with these investments.

--------------------------------------------------------------------------------

THE STATE OF THE STATE: North Carolina

Having recovered well from the recession of the early 1990s, North Carolina has continued to see significant growth throughout the decade. The state's economy continues to be led by the manufacturing sector -- principally machinery, textiles and furniture. However, high technology and financial services continue to grow, rapidly with Charlotte and Raleigh developing as regional banking centers.

In its attempts to attract new business, the state is assisted by its low wages, the low cost of housing and what is viewed as an attractive quality of life. North Carolina is not expected to maintain its rapid growth rate, but should continue to grow at a rate higher than the national average.

North Carolina's conservative style of fiscal management and its low debt levels provide long-term, fundamental credit support.

--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EV MARATHON NORTH CAROLINA TAX FREE FUND (INCLUDING SALES CHARGE) AND THE LEHMAN BROTHERS MUNICIPAL BOND INDEX

From October 31, 1991, through August 31, 1995

AVERAGE ANNUAL          1           Life               Value of
 TOTAL RETURN          Year       of Fund*        Investment at 8/31
--------------         ----       --------        ------------------
With CDSC              0.0%         4.9%               $11,970
Without CDSC           5.0%         5.5%               $12,268

DATE               M. N. CAROLINA            LEHMAN BROS.
----               --------------            ------------
10/91+                 10000                    10000
11/91                   9920                    10028
12/91                  10226                    10243
1/92                   10208                    10266
2/92                   10217                    10270
3/92                   10214                    10273
4/92                   10307                    10365
5/92                   10474                    10487
6/92                   10695                    10663
7/92                   11111                    10983
8/92                   10845                    10876
9/92                   10843                    10947
10/92                  10525                    10839
11/92                  10899                    11033
12/92                  11052                    11146
1/93                   11171                    11276
2/93                   11606                    11683
3/93                   11426                    11560
4/93                   11567                    11676
5/93                   11634                    11742
6/93                   11827                    11938
7/93                   11790                    11954
8/93                   12089                    12203
9/93                   12219                    12342
10/93                  12192                    12366
11/93                  12043                    12256
12/93                  12320                    12515
1/94                   12468                    12658
2/94                   12107                    12330
3/94                   11445                    11828
4/94                   11497                    11929
5/94                   11573                    12032
6/94                   11449                    11962
7/94                   11651                    12178
8/94                   11681                    12220
9/94                   11488                    12040
10/94                  11188                    11827
11/94                  10849                    11613
12/94                  11180                    11868
1/95                   11577                    12208
2/95                   11947                    12563
3/95                   12064                    12707
4/95                   12042                    12722
5/95                   12341                    13128
6/95                   12122                    13013
7/95                   12160                    13136
8/95                   12268                    13303

Past performance is not indicative of future results. Investment returns and principal will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Source: Towers Data Systems, Bethesda, MD.

* Investment operations commenced 10/23/91. +Index information is available only at month-end, therefore, the line comparison begins at the next month-end following the commencement of the Fund's investment operations.

FROM THE PORTFOLIO MANAGER:

[PHOTO OF DAVID C. REILLY]

"We have kept a close watch on North Carolina utility bonds during the year. We switched out of Catawba bonds, which are issued by the power authority serving the western half of the state, and into bonds issued by the North Carolina Eastern Municipal Power Authority. This strategy has resulted in additional yield and total return performance for the Portfolio.

"We expect North Carolina bonds to hold their value, largely because new debt issuance in the state is quite low. In fact, debt issued in the state from January through June, 1995 is 60% lower than that of the equivalent period in 1994."

                                - David C. Reilly

EV MARATHON OREGON TAX FREE FUND

YOUR INVESTMENT AT WORK
Oregon Housing, Educational
& Cultural Facilities Authority
Reed College

The greatest portion of the proceeds of these bonds, allowed Reed College to renovate student housing facilities. The funds also were used to acquire land, improve the college library, construct campus parking facilities and add a pedestrian bridge over a lake located on college property. The bonds were issued in 1991.

Reed College, founded in 1909, is a private school located near downtown Portland. Its student body numbers about 1,100.

PORTFOLIO OVERVIEW
Based on market value as of August 31, 1995
[GRAPHIC OF OREGON]

Number of issues .............................................          80
Average quality ..............................................          Aa
Investment grade .............................................        97.3%
Effective maturity ...........................................        15.35 yrs.

Largest sectors:
   General obligations .......................................        17.7%
   Utilities .................................................        14.3
   Insured general obligations ...............................        11.6*
   Housing ...................................................         8.8
   Special tax revenue .......................................         6.8

* Private insurance does not remove the risk of loss of principal due to changes in market conditions that is associated with these investments.

--------------------------------------------------------------------------------

THE STATE OF THE STATE: Oregon

Oregon continues to benefit from strong economic growth. The state's levels of payroll employment have continued to increase through May.

While most employment gains have been in the service and trade sectors, the construction sector also has been busy. Continued population growth and relatively low office vacancy rates have caused significant residential and commercial building activity.

In the second half of 1995, the economy is expected to be further helped by Hyundai's plans to build a $1.3 billion computer chip plant near Eugene. When completed, the facility is expected to employ about 900 workers.

Oregon has aggressively pursued high technology manufacturers. However, the Yamhill County Commissioners recently rejected a proposal to grant property tax relief for a new silicon wafer plant. It was the first rejection of such a proposal under the state's Strategic Investment Program and demonstrates the state's commitment to achieving balanced growth. The state's income, population and employment growth all are expected to exceed the national average through the remainder of the decade, though future job growth will be limited by tight labor markets.

--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EV MARATHON OREGON TAX FREE FUND (INCLUDING SALES CHARGE) AND THE LEHMAN BROTHERS MUNICIPAL BOND INDEX

From December 31, 1991, through August 31, 1995

AVERAGE ANNUAL           1          Life               Value of
 TOTAL RETURN          Year       of Fund*        Investment at 8/31
--------------         ----       --------        ------------------
With CDSC              2.2%         5.8%               $12,291
Without CDSC           7.2%         6.4%               $12,591

DATE               M. OREGON           LEHMAN BROS.
----               ---------           ------------
12/91+               10000                10000
1/92                  9990                10023
2/92                 10054                10026
3/92                 10028                10030
4/92                 10148                10119
5/92                 10331                10238
6/92                 10506                10410
7/92                 10866                10722
8/92                 10682                10617
9/92                 10710                10687
10/92                10404                10582
11/92                10772                10771
12/92                10943                10881
1/93                 11102                11008
2/93                 11551                11406
3/93                 11469                11286
4/93                 11586                11399
5/93                 11662                11463
6/93                 11874                11655
7/93                 11903                11670
8/93                 12165                11913
9/93                 12259                12049
10/93                12254                12072
11/93                12128                11965
12/93                12405                12218
1/94                 12562                12358
2/94                 12192                12038
3/94                 11488                11547
4/94                 11539                11645
5/94                 11625                11746
6/94                 11502                11678
7/94                 11714                11889
8/94                 11743                11930
9/94                 11481                11755
10/94                11171                11546
11/94                10857                11337
12/94                11232                11587
1/95                 11660                11918
2/95                 12098                12264
3/95                 12176                12405
4/95                 12166                12420
5/95                 12558                12816
6/95                 12351                12704
7/95                 12412                12825
8/95                 12591                12987

Past performance is not indicative of future results. Investment returns and principal will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Source: Towers Data Systems, Bethesda, MD.

* Investment operations commenced 12/24/91. +Index information is available only at month-end, therefore, the line comparison begins at the next month-end following the commencement of the Fund's investment operations.

FROM THE PORTFOLIO MANAGER:

[PHOTO OF CYNTHIA J. CLEMSON]

"The Oregon bond market is characterized by low issuance, with issuance down over 50% year-to-date, compared to 22% nationally. This larger-than-average decline in issuance is a result of greater-than-average issuance prior to the 1994 tax initiative ballots.

"We are continually looking for bonds that will allow us to increase the overall call protection of the Portfolio. In part because of the lack of new issues, this is a slow process."

                              - Cynthia J. Clemson

EV MARATHON SOUTH CAROLINA TAX FREE FUND

YOUR INVESTMENT AT WORK
Chester County                        [Graphic]
Springs Industries, Inc.

These industrial development bonds were issued in 1992 to refund bonds issued in 1968. The 1968 bonds allowed the company to build a new textile manufacturing facility in Chester County. It was completed in 1969.

Springs Industries, Inc. is a major manufacturer and marketer of home furnishings, finished fabrics and industrial products. The company's headquarters are in Fort Mill, S.C.

The company operates 45 manufacturing facilities in 10 states, Belgium and England. Among its home furnishings are products sold under the Springmaid and Wamsutta brands.

PORTFOLIO OVERVIEW
Based on market value as of August 31, 1995
[GRAPHIC OF SOUTH CAROLINA]

Number of issues .................................................      65
Average quality ..................................................      Aa
Investment grade .................................................    97.1%
Effective maturity ...............................................    15.9 yrs.

Largest sectors:
   Industrial development ........................................    18.0%
   Utilities .....................................................    13.5
   Insured utilities .............................................    12.5*
   Housing .......................................................     9.5
   Insured lease/certificate of participation ....................     7.3*

* Private insurance does not remove the risk of loss of principal due to changes in market conditions that is associated with these investments.

--------------------------------------------------------------------------------

THE STATE OF THE STATE: So. Carolina

South Carolina's strong growth continued during the past year, leading to a more diverse economy that relies less on agriculture and textiles and more on the service sector and on higher-skilled manufacturing jobs.

Business views the state as a favorable location because of its tax structure and low cost of living. A major contributor to the state's economic growth has been the Bavarian Motor Works manufacturing plant in Spartanburg County, which is now operational and is expected to be running at full capacity in 1996. It is estimated that this facility will add 4,000 direct and indirect jobs to the state.

Future growth is likely to be focused in metropolitan areas -- Charlestown, Columbia and Greenville. In addition, tourism in South Carolina continues to grow.

The state still wrestles with alternatives for dealing with local property tax burdens. One plan would gradually relieve property taxes until all such taxes are eliminated. Another would allow voters to approve a one-cent sales tax increase to eliminate the property tax all at once.

South Carolina benefits from conservative fiscal management and relatively low debt. During the last year, the state has put into effect several changes to help balance its budget and make budgeting more predictable.

--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EV MARATHON SOUTH CAROLINA TAX FREE FUND (INCLUDING SALES CHARGE) AND THE LEHMAN BROTHERS MUNICIPAL BOND INDEX

From October 31, 1992, through August 31, 1995

AVERAGE ANNUAL           1          Life               Value of
 TOTAL RETURN          Year       of Fund*        Investment at 8/31
--------------         ----       --------        ------------------
With CDSC              0.6%         3.9%               $11,420
Without CDSC           5.6%         5.1%               $11,820

DATE               M. S. CAROLINA          LEHMAN BROS.
----               --------------          ------------
10/92+                 10000                  10000
11/92                  10286                  10179
12/92                  10434                  10283
1/93                   10577                  10403
2/93                   11065                  10779
3/93                   10941                  10665
4/93                   11064                  10773
5/93                   11115                  10833
6/93                   11268                  11014
7/93                   11264                  11028
8/93                   11540                  11258
9/93                   11696                  11386
10/93                  11680                  11408
11/93                  11536                  11308
12/93                  11834                  11546
1/94                   11941                  11678
2/94                   11571                  11376
3/94                   10912                  10913
4/94                   10983                  11005
5/94                   11055                  11100
6/94                   10957                  11036
7/94                   11162                  11235
8/94                   11189                  11274
9/94                   11003                  11108
10/94                  10714                  10911
11/94                  10409                  10714
12/94                  10692                  10950
1/95                   11059                  11263
2/95                   11402                  11590
3/95                   11535                  11723
4/95                   11501                  11737
5/95                   11810                  12112
6/95                   11634                  12006
7/95                   11670                  12119
8/95                   11820                  12273

Past performance is not indicative of future results. Investment returns and principal will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Source: Towers Data Systems, Bethesda, MD.

* Investment operations commenced 10/2/92. +Index information is available only at month-end, therefore, the line comparison begins at the next month-end following the commencement of the Fund's investment operations.

FROM THE PORTFOLIO MANAGER:

[PHOTO OF DAVID C. REILLY]

"We have remained cautious in acquiring utility bonds, a strategy that paid off when Piedmont Municipal Power Agency was downgraded from A- to BBB in late July. Because the Portfolio held only one Piedmont bond, we avoided most of the pain associated with this downgrade.

"New bond issuance in South Carolina has decreased dramatically in the last year, with the number of new issues from January through June 1995, almost 75% less than new issuance during the previous period. This is one reason why we are optimistic about the performance of South Carolina debt."

                                - David C. Reilly

EV MARATHON TENNESSEE TAX FREE FUND

YOUR INVESTMENT AT WORK
Maury County Industrial
Development Board
Saturn Corp.

[Graphic]

The bonds were issued in 1994 to refund bonds that were originally used to finance equipment at the Saturn facility in Spring Hill. The Saturn plant was part of a multi-billion-dollar project created by General Motors, with a goal of developing a state-of-the-art automobile manufacturing facility.

The proceeds of the original bonds were used to purchase and install air and water pollution control equipment and solid waste disposal facilities at the Saturn plant. The bonds are the obligations of the Saturn Corp. and also are backed by General Motors.

PORTFOLIO OVERVIEW
Based on market value as of August 31, 1995
[GRAPHIC OF TENNESEE]

Number of issues .............................................          59
Average quality ..............................................         Aa-
Investment grade .............................................        98.3%
Effective maturity ...........................................        16.87 yrs.

Largest sectors:
   Insured hospitals .........................................        21.9%*
   Housing ...................................................        16.2
   Industrial development revenue ............................        16.0
   Pooled loans ..............................................         6.7
   Insured water & sewer .....................................         4.8*

* Private insurance does not remove the risk of loss of principal due to changes in market conditions that is associated with these investments.

--------------------------------------------------------------------------------

THE STATE OF THE STATE: Tennessee

Tennessee's economy still relies on manufacturing, but is diversifying as the services sector grows in size and importance. Growth has been steady during the past several years.

The state's efforts to develop its economy continue to be rewarded. In 1992 and 1993, for example, economic development projects, including both new projects and the expansion of existing facilities, totaled more than $2 billion annually.

Within the manufacturing sector, apparel manufacturing is the largest segment, with automobile equipment only slightly smaller.

The state's TennCare comprehensive health care program, which relies on managed care to reduce costs, is expected to benefit the state's economic condition in the long run. However, initial TennCare expenses exceeded estimates and required some budget-balancing actions during the past year.

State fiscal operations benefit from a conservative management style and continued relatively low debt levels.

--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EV MARATHON TENNESEE TAX FREE FUND (INCLUDING SALES CHARGE) AND THE LEHMAN BROTHERS MUNICIPAL BOND INDEX

From August 31, 1992, through August 31, 1995

AVERAGE ANNUAL           1          Life               Value of
 TOTAL RETURN          Year       of Fund*        Investment at 8/31
--------------         ----       --------        ------------------
With CDSC              1.1%         5.2%               $11,489
Without CDSC           6.1%         6.0%               $11,889

DATE               M. TENESSEE           LEHMAN BROS.
----               -----------           ------------
8/92+                 10000                 10000
9/92                   9970                 10066
10/92                  9709                  9966
11/92                 10110                 10145
12/92                 10276                 10249
1/93                  10437                 10368
2/93                  10865                 10743
3/93                  10733                 10629
4/93                  10906                 10736
5/93                  11008                 10797
6/93                  11242                 10977
7/93                  11238                 10991
8/93                  11520                 11220
9/93                  11662                 11348
10/93                 11657                 11370
11/93                 11505                 11270
12/93                 11767                 11508
1/94                  11917                 11639
2/94                  11551                 11338
3/94                  10876                 10876
4/94                  10904                 10968
5/94                  11021                 11063
6/94                  10914                 10999
7/94                  11174                 11197
8/94                  11203                 11236
9/94                  10963                 11071
10/94                 10633                 10875
11/94                 10309                 10678
12/94                 10637                 10913
1/95                  11073                 11225
2/95                  11485                 11551
3/95                  11550                 11684
4/95                  11518                 11698
5/95                  11862                 12071
6/95                  11642                 11966
7/95                  11714                 12079
8/95                  11889                 12232

Past performance is not indicative of future results. Investment returns and principal will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Source: Towers Data Systems, Bethesda, MD.

* Investment operations commenced 8/25/92. +Index information is available only at month-end, therefore, the line comparison begins at the next month-end following the commencement of the Fund's investment operations.

FROM THE PORTFOLIO MANAGER:

[PHOTO OF CYNTHIA J. CLEMSON]

"We like to buy industrial development bonds whenever possible because they offer an attractive combination of yield and security. Over the past year, we have added to our positions in industrial development bonds used to finance facilities for both Saturn and DuPont.

"Quality spreads for medium-grade bonds are very tight. As a result, we have focused on adding both higher quality bonds and on purchasing higher yielding bonds of slightly lower quality."

                               - Cynthia J.Clemson

EV MARATHON VIRGINIA TAX FREE FUND

YOUR INVESTMENT AT WORK
Prince William County
Potomac Hospital

[Graphic]

The proceeds from this issue are being used to pay for construction and renovation of the Potomac Hospital, located in Prince William County.

Additionally, funds are being used to acquire a medical office building in Stafford County, refund outstanding bonds and refinance the hospital's 1991 lease of cardiac catheterization equipment.

A total of $22 million of these bonds were issued in 1995 by the Prince William County Industrial Development Authority.

PORTFOLIO OVERVIEW
Based on market value as of August 31, 1995
[GRAPHIC OF VIRGINIA]

Number of issues ...............................................        94
Average quality ................................................       Aa-
Investment grade ...............................................      95.8%
Effective maturity .............................................      16.24 yrs.

Largest sectors:
   Hospitals ...................................................      16.7%
   Lease/certificates of participation .........................      11.2
   Housing .....................................................      10.9
   Education ...................................................      10.1
   Insured hospital ............................................       7.6*

* Private insurance does not remove the risk of loss of principal due to changes in market conditions that is associated with these investments.

--------------------------------------------------------------------------------

THE STATE OF THE STATE: Virginia

The Virginia economy remains diversified and relatively strong. This vitality is demonstrated by the fact that economic growth was stronger in the first quarter of 1995 than in the last quarter of 1994.

Employment figures set new records, and employment gains were seen in all the state's eight metropolitan areas. Military and civilian defense employment in the state declined nearly 3% in 1994, though Virginia remained the second-ranking state in terms of military payrolls. It is expected that the commonwealth will continue to lose some military and military-related jobs, but it is expected to add more than enough jobs in other areas to offset the loss.

The service sector is Virginia's largest source of employment and is expected to be the fastest growing segment of the economy in the next few years. High technology industries have grown considerably in the northern part of the state in recent years. The manufacturing, tourism and technology segments are expected to lead the state's growth in the near future.

Virginia's economic picture is aided by its conservative fiscal management and low debt burden.

--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EV MARATHON VIRGINIA TAX FREE FUND (INCLUDING SALES CHARGE) AND THE LEHMAN BROTHERS MUNICIPAL BOND INDEX

From July 31, 1991, through August 31, 1995


AVERAGE ANNUAL           1          Life               Value of
 TOTAL RETURN          Year       of Fund*        Investment at 8/31
--------------         ----       --------        ------------------
With CDSC              1.6%         6.0%               $12,685
Without CDSC           6.6%         6.4%               $12,885

DATE               M. VIRGINIA           LEHMAN BROS.
----               -----------           ------------
7/91+                 10000                 10000
8/91                  10080                 10132
9/91                  10262                 10264
10/91                 10374                 10356
11/91                 10369                 10385
12/91                 10655                 10608
1/92                  10607                 10632
2/92                  10618                 10635
3/92                  10564                 10639
4/92                  10681                 10734
5/92                  10831                 10860
6/92                  11036                 11043
7/92                  11440                 11374
8/92                  11224                 11263
9/92                  11202                 11337
10/92                 10892                 11225
11/92                 11285                 11426
12/92                 11415                 11543
1/93                  11539                 11677
2/93                  11995                 12099
3/93                  11837                 11972
4/93                  11972                 12092
5/93                  12009                 12160
6/93                  12198                 12363
7/93                  12186                 12379
8/93                  12437                 12637
9/93                  12583                 12781
10/93                 12579                 12806
11/93                 12428                 12693
12/93                 12735                 12961
1/94                  12875                 13109
2/94                  12508                 12769
3/94                  11905                 12249
4/94                  11949                 12353
5/94                  11993                 12460
6/94                  11856                 12388
7/94                  12041                 12611
8/94                  12085                 12655
9/94                  11914                 12469
10/94                 11611                 12248
11/94                 11291                 12026
12/94                 11606                 12291
1/95                  12011                 12642
2/95                  12414                 13010
3/95                  12546                 13159
4/95                  12525                 13175
5/95                  12918                 13595
6/95                  12683                 13477
7/95                  12723                 13604
8/95                  12885                 13777

Past performance is not indicative of future results. Investment returns and principal will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Source: Towers Data Systems, Bethesda, MD.

* Investment operations commenced 7/26/91. +Index information is available only at month-end, therefore, the line comparison begins at the next month-end following the commencement of the Fund's investment operations.

FROM THE PORTFOLIO MANAGER:

[PHOTO OF DAVID C. REILLY]

"The health care industry continues to go through a consolidation, with hospitals forming alliances with health maintenance organizations or merging with other institutions.

"We feel that the hospitals that are left out of this consolidation may face a shaky future, and as a result we continue to watch the hospital sector closely.

"We believe that the long-term future of municipal, bonds is strong. On a simple supply-and-demand basis, their value should be enhanced by the fact that fewer new bonds are being issued now than previously."

                                - David C. Reilly

--------------------------------------------------------------------------------

                           EV Marathon Tax Free Funds
                              Financial Statements
                      STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                                August 31, 1995
--------------------------------------------------------------------------------

                                                           MARATHON       MARATHON        MARATHON        MARATHON
                                                           ALABAMA        ARKANSAS        GEORGIA         KENTUCKY
                                                             FUND           FUND            FUND            FUND
                                                         ------------    -----------    ------------    ------------
ASSETS:
  Investments --
     Identified cost                                     $105,315,734    $79,522,089   $117,028,843     $141,413,157
     Unrealized appreciation                                3,673,460      1,499,857      3,451,722        2,064,330
                                                         ------------    -----------   ------------     ------------
  Total investment in Portfolio, at value (Note 1A)      $108,989,194    $81,021,946   $120,480,565     $143,477,487
  Receivable for Fund shares sold                              75,091         20,531         76,722          127,268
  Deferred organization expenses (Note 1D)                      5,529          5,640          3,797            2,622
                                                         ------------    -----------   ------------     ------------
       Total assets                                      $109,069,814    $81,048,117   $120,561,084     $143,607,377
                                                         ------------    -----------   ------------     ------------
LIABILITIES:
  Dividends payable                                      $    221,646    $   165,900   $    245,375     $    292,541
  Payable for Fund shares redeemed                            167,697         31,181        128,610          157,050
  Payable to affiliates --
     Trustees' fees                                               549            275            549              549
     Custodian fee                                                941            864            500            1,048
  Accrued expenses                                             36,777         27,047         43,277           50,397
                                                         ------------    -----------   ------------     ------------
       Total liabilities                                 $    427,610    $   225,267   $    418,311     $    501,585
                                                         ------------    -----------   ------------     ------------
NET ASSETS                                               $108,642,204    $80,822,850   $120,142,773     $143,105,792
                                                         ============    ===========   ============     ============
SOURCES OF NET ASSETS:
  Paid-in capital                                        $109,276,324    $82,119,440   $125,429,464     $144,914,688
  Accumulated net realized loss on investment and
     financial futures transactions (computed on the
     basis of identified cost)                             (4,462,224)    (2,957,469)    (8,882,642)      (3,829,975)
  Accumulated undistributed (distributions in excess
     of) net investment income                                154,644        161,022        144,229          (43,251)
  Unrealized appreciation of investments and financial
     futures contracts from Portfolio (computed on the
     basis of identified cost)                              3,673,460      1,499,857      3,451,722        2,064,330
                                                         ------------    -----------   ------------     ------------
       Total                                             $108,642,204    $80,822,850   $120,142,773     $143,105,792
                                                         ============    ===========   ============     ============
SHARES OF BENEFICIAL INTEREST OUTSTANDING                  10,409,805      7,885,726     12,277,627       14,331,031
                                                         ============    ===========    ===========     ============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
  PER SHARE (NOTE 6) (net assets / shares of beneficial
  interest)                                                    $10.44         $10.25          $9.79            $9.99
                                                               ======         ======          =====            =====

                       See notes to financial statements

--------------------------------------------------------------------------------

                      STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                                August 31, 1995
--------------------------------------------------------------------------------

                                                        MARATHON        MARATHON       MARATHON         MARATHON
                                                        LOUISIANA       MARYLAND       MISSOURI      NORTH CAROLINA
                                                          FUND            FUND           FUND             FUND
                                                       -----------    ------------    -----------    --------------
ASSETS:
  Investments --
     Identified cost                                   $31,654,417    $112,152,042    $86,735,524     $181,851,233
     Unrealized appreciation                               233,937       1,937,136      3,297,972        7,221,492
                                                       -----------    ------------    -----------     ------------
  Total investment in Portfolio, at value (Note 1A)    $31,888,354    $114,089,178    $90,033,496     $189,072,725
  Receivable for Fund shares sold                           46,370         107,576         12,603          109,786
  Deferred organization expenses (Note 1D)                   5,221           3,455          5,002            6,365
                                                       -----------    ------------    -----------     ------------
       Total assets                                    $31,939,945    $114,200,209    $90,051,101     $189,188,876
                                                       -----------    ------------    -----------     ------------
LIABILITIES:
  Dividends payable                                    $    68,634    $    238,042    $   180,553     $    390,445
  Payable for Fund shares redeemed                          24,197          94,315         25,238          277,999
  Payable to affiliates --
     Trustees' fees                                            549             549            275              549
     Custodian fee                                             130             957            373              500
  Accrued expenses                                          10,597          40,396         33,946           69,451
                                                       -----------    ------------    -----------     ------------
       Total liabilities                               $   104,107    $    374,259    $   240,385     $    738,944
                                                       -----------    ------------    -----------     ------------
NET ASSETS                                             $31,835,838    $113,825,950    $89,810,716     $188,449,932
                                                       ===========    ============    ===========     ============
SOURCES OF NET ASSETS:
  Paid-in capital                                      $33,361,530    $115,700,944    $89,890,491     $194,255,650
  Accumulated net realized loss on investment and
     financial futures transactions (computed on the
     basis of identified cost)                          (1,801,689)     (4,148,936)    (3,377,651)     (13,063,780)
  Accumulated undistributed (distributions in excess
     of) net investment income                              42,060         336,806            (96)          36,570
  Unrealized appreciation of investments and
     financial futures contracts from Portfolio
     (computed on the basis of identified cost)            233,937       1,937,136      3,297,972        7,221,492
                                                       -----------    ------------    -----------     ------------
       Total                                           $31,835,838    $113,825,950    $89,810,716     $188,449,932
                                                       ===========    ============    ===========     ============
SHARES OF BENEFICIAL INTEREST OUTSTANDING                3,188,692      11,126,977      8,542,216       18,916,880
                                                       ===========    ============    ===========     ============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
  PER SHARE (NOTE 6) (net assets / shares of
  beneficial interest)                                       $9.98          $10.23         $10.51            $9.96
                                                             =====          ======         ======            =====

                       See notes to financial statements

--------------------------------------------------------------------------------

                      STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                                August 31, 1995
--------------------------------------------------------------------------------

                                                       MARATHON         MARATHON         MARATHON        MARATHON
                                                        OREGON       SOUTH CAROLINA     TENNESSEE        VIRGINIA
                                                         FUND             FUND             FUND            FUND
                                                     ------------    --------------    ------------    ------------
ASSETS:
  Investments --
     Identified cost                                 $142,723,426      $57,845,450     $57,095,210     $182,925,184
     Unrealized appreciation                            2,694,145        2,343,891         514,102        7,357,491
                                                     ------------      -----------     -----------     ------------
  Total investment in Portfolio, at value (Note 1A)  $145,417,571      $60,189,341     $57,609,312     $190,282,675
  Receivable for Fund shares sold                          42,093           32,230          38,286           85,917
  Deferred organization expenses (Note 1D)                  3,343            6,171           5,814            4,964
                                                     ------------      -----------     -----------     ------------
       Total assets                                  $145,463,007      $60,227,742     $57,653,412     $190,373,556
                                                     ------------      -----------     -----------     ------------
LIABILITIES:
  Dividends payable                                  $    285,626      $   122,894     $   119,680     $    390,126
  Payable for Fund shares redeemed                         68,859          128,149          30,781          379,531
  Payable to affiliates --
     Trustees' fees                                           549              275             275              549
     Custodian fee                                            554              747              80              500
  Accrued expenses                                         51,659           20,418          18,824           67,628
                                                     ------------      -----------     -----------     ------------
       Total liabilities                             $    407,247      $   272,483     $   169,640     $    838,334
                                                     ------------      -----------     -----------     ------------
NET ASSETS                                           $145,055,760      $59,955,259     $57,483,772     $189,535,222
                                                     ============      ===========     ===========     ============
SOURCES OF NET ASSETS:
  Paid-in capital                                    $146,572,702      $62,263,418     $58,887,500     $192,311,843
  Accumulated net realized loss on investment and
     financial futures transactions (computed on
     the basis of identified cost)                     (4,297,567)      (4,796,875)     (2,011,853)     (10,114,562)
  Accumulated undistributed (distributions in
     excess of) net investment income                      86,480          144,825          94,023          (19,550)
  Unrealized appreciation of investments and
     financial futures contracts from Portfolio
     (computed on the basis of identified cost)         2,694,145        2,343,891         514,102        7,357,491
                                                     ------------      -----------     -----------     ------------
       Total                                         $145,055,760      $59,955,259     $57,483,772     $189,535,222
                                                     ============      ===========     ===========     ============
SHARES OF BENEFICIAL INTEREST OUTSTANDING              14,075,191        5,996,252       5,685,300       18,471,568
                                                     ============      ===========     ===========     ============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
  PRICE PER SHARE (NOTE 6) (net assets / shares of
  beneficial interest)                                     $10.31           $10.00          $10.11           $10.26
                                                           ======           ======          ======           ======

                       See notes to financial statements

--------------------------------------------------------------------------------

                            STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
                           Year Ended August 31, 1995
--------------------------------------------------------------------------------

                                                               MARATHON       MARATHON       MARATHON       MARATHON
                                                                ALABAMA       ARKANSAS        GEORGIA       KENTUCKY
                                                                 FUND           FUND           FUND           FUND
                                                              -----------    -----------    -----------    -----------
INVESTMENT INCOME (NOTE 1B):
  Interest income allocated from Portfolio                    $ 6,577,272    $ 4,952,476    $ 7,715,705    $ 8,750,352
  Expenses allocated from Portfolio                              (493,634)      (369,497)      (569,574)      (685,011)
                                                              -----------    -----------    -----------    -----------
       Net investment income from Portfolio                   $ 6,083,638    $ 4,582,979    $ 7,146,131    $ 8,065,341
                                                              -----------    -----------    -----------    -----------
  Expenses --
     Compensation of Trustees not members of the
       Administrator's organization (Note 4)                  $     3,116    $     1,618    $    10,271    $     3,236
     Distribution costs (Note 5)                                  936,481        711,366      1,110,715      1,249,884
     Custodian fee (Note 4)                                         5,850          6,162            500         10,430
     Transfer and dividend disbursing agent fees                   87,575         58,396         89,109        101,348
     Printing and postage                                          35,434         27,199         38,451         42,450
     Legal and accounting services                                  6,700         12,123         14,517         13,355
     Registration costs                                             4,013          3,536          3,832          5,578
     Amortization of organization expenses (Note 1D)                3,446          3,610          3,285          2,427
     Miscellaneous                                                 10,943          9,464         10,687         13,645
                                                              -----------    -----------    -----------    -----------
       Total expenses                                         $ 1,093,558    $   833,474    $ 1,281,367    $ 1,442,353
                                                              -----------    -----------    -----------    -----------
            Net investment income                             $ 4,990,080    $ 3,749,505    $ 5,864,764    $ 6,622,988
                                                              -----------    -----------    -----------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss from Portfolio --
     Investment transactions (identified cost basis)          $(1,579,920)   $(1,441,509)   $(4,498,202)   $  (822,930)
     Financial futures contracts                               (1,361,194)    (1,056,915)    (2,644,018)    (1,810,204)
                                                              -----------    -----------    -----------    -----------
       Net realized loss on investments                       $(2,941,114)   $(2,498,424)   $(7,142,220)   $(2,633,134)
  Change in unrealized appreciation of investments              5,318,362      3,444,180      6,543,128      4,909,921
                                                              -----------    -----------    -----------    -----------
          Net realized and unrealized gain (loss)             $ 2,377,248    $   945,756    $  (599,092)   $ 2,276,787
                                                              -----------    -----------    -----------    -----------
            Net increase in net assets from operations        $ 7,367,328    $ 4,695,261    $ 5,265,672    $ 8,899,775
                                                              ===========    ===========    ===========    ===========

                       See notes to financial statements

--------------------------------------------------------------------------------

                            STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
                           Year Ended August 31, 1995
--------------------------------------------------------------------------------

                                                          MARATHON       MARATHON       MARATHON         MARATHON
                                                          LOUISIANA      MARYLAND       MISSOURI      NORTH CAROLINA
                                                            FUND           FUND           FUND             FUND
                                                         -----------    -----------    -----------    --------------
INVESTMENT INCOME (NOTE 1B):
  Interest income allocated from Portfolio               $ 1,881,319    $ 7,134,380    $ 5,563,593      $11,765,901
  Expenses allocated from Portfolio                          (65,213)      (528,960)      (428,103)        (897,625)
                                                         -----------    -----------    -----------      -----------
       Net investment income from Portfolio              $ 1,816,106    $ 6,605,420    $ 5,135,490      $10,868,276
                                                         -----------    -----------    -----------      -----------
  Expenses --
     Compensation of Trustees not members of the
       Administrator's organization (Note 4)             $       683    $     3,236    $     1,332      $     2,439
     Distribution costs (Note 5)                             260,552        999,400        798,438        1,690,627
     Custodian fee (Note 4)                                    1,016         10,410          9,929              500
     Transfer and dividend disbursing agent fees              25,477         83,594         63,397          128,712
     Printing and postage                                     17,212         38,976         29,093           55,176
     Legal and accounting services                            10,991         12,982         13,772           13,741
     Registration costs                                        2,328          1,767          5,677            4,780
     Amortization of organization expenses (Note 1D)           3,350          2,803          3,143            5,581
     Miscellaneous                                             4,499         12,447         11,769           20,200
                                                         -----------    -----------    -----------      -----------
       Total expenses                                    $   326,108    $ 1,165,615    $   936,550      $ 1,921,756
                                                         -----------    -----------    -----------      -----------
            Net investment income                        $ 1,489,998    $ 5,439,805    $ 4,198,940      $ 8,946,520
                                                         -----------    -----------    -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss from Portfolio --
     Investment transactions (identified cost basis)     $  (646,056)   $(1,820,743)   $(2,463,912)     $(3,933,351)
     Financial futures contracts                            (891,029)    (1,461,816)      (457,750)      (4,843,373)
                                                         -----------    -----------    -----------      -----------
       Net realized loss on investments                  $(1,537,085)   $(3,282,559)   $(2,921,662)     $(8,776,724)
  Change in unrealized appreciation of investments         1,571,413      4,899,352      5,323,708        8,767,620
                                                         -----------    -----------    -----------      -----------
          Net realized and unrealized gain (loss)        $    34,328    $ 1,616,793    $ 2,402,046      $    (9,104)
                                                         -----------    -----------    -----------      -----------
            Net increase in net assets from operations   $ 1,524,326    $ 7,056,598    $ 6,600,986      $ 8,937,416
                                                         ===========    ===========    ===========      ===========

                       See notes to financial statements

--------------------------------------------------------------------------------

                            STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
                           Year Ended August 31, 1995
--------------------------------------------------------------------------------

                                                          MARATHON         MARATHON        MARATHON        MARATHON
                                                           OREGON       SOUTH CAROLINA     TENNESSEE       VIRGINIA
                                                            FUND             FUND            FUND            FUND
                                                         -----------    --------------    -----------    ------------
INVESTMENT INCOME (NOTE 1B):
  Interest income allocated from Portfolio               $ 8,843,734      $ 3,698,894     $ 3,448,024     $11,902,247
  Expenses allocated from Portfolio                         (727,156)        (258,859)       (229,433)       (899,910)
                                                         -----------      -----------     -----------     -----------
       Net investment income from Portfolio              $ 8,116,578      $ 3,440,035     $ 3,218,591     $11,002,337
                                                         -----------      -----------     -----------     -----------
  Expenses --
     Compensation of Trustees not members of the
       Administrator's organization (Note 4)             $     3,236      $     1,962     $     1,711     $     3,236
     Distribution costs (Note 5)                           1,283,429          521,649         482,493       1,687,717
     Custodian fee (Note 4)                                   13,668            6,749           6,467             500
     Transfer and dividend disbursing agent fees             103,149           42,820          39,488         138,532
     Printing and postage                                     44,682           23,399          24,824          61,809
     Legal and accounting services                            13,953           15,425          12,481          13,742
     Registration costs                                        3,647            1,173           2,683           7,835
     Amortization of organization expenses (Note 1D)           2,946            3,354           3,551           5,548
     Miscellaneous                                            18,264            6,455           7,235          12,860
                                                         -----------      -----------     -----------     -----------
       Total expenses                                    $ 1,486,974      $   622,986     $   580,933     $ 1,931,779
                                                         -----------      -----------     -----------     -----------
            Net investment income                        $ 6,629,604      $ 2,817,049     $ 2,637,658     $ 9,070,558
                                                         -----------      -----------     -----------     -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss from Portfolio --
     Investment transactions (identified cost basis)     $(3,279,566)     $(2,816,017)    $(1,018,995)    $(3,853,961)
     Financial futures contracts                          (1,028,767)      (1,065,730)       (848,958)     (3,659,621)
                                                         -----------      -----------     -----------     -----------
       Net realized loss on investments                  $(4,308,333)     $(3,881,747)    $(1,867,953)    $(7,513,582)
  Change in unrealized appreciation of investments         7,327,565        4,197,563       2,570,170      10,162,470
                                                         -----------      -----------     -----------     -----------
          Net realized and unrealized gain               $ 3,019,232      $   315,816     $   702,217     $ 2,648,888
                                                         -----------      -----------     -----------    ------------
            Net increase in net assets from operations   $ 9,648,836      $ 3,132,865     $ 3,339,875     $11,719,446
                                                         ===========      ===========     ===========     ===========

                       See notes to financial statements

--------------------------------------------------------------------------------

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                           Year Ended August 31, 1995
--------------------------------------------------------------------------------

                                                           MARATHON        MARATHON        MARATHON        MARATHON
                                                           ALABAMA         ARKANSAS        GEORGIA         KENTUCKY
                                                             FUND            FUND            FUND            FUND
                                                         ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations --
     Net investment income                               $  4,990,080    $  3,749,505    $  5,864,764    $  6,622,988
     Net realized loss on investments                      (2,941,114)     (2,498,424)     (7,142,220)     (2,633,134)
     Change in unrealized appreciation of investments       5,318,362       3,444,180       6,543,128       4,909,921
                                                         ------------    ------------    ------------    ------------
       Net increase in net assets from operations        $  7,367,328    $  4,695,261    $  5,265,672    $  8,899,775
                                                         ------------    ------------    ------------    ------------
  Distributions to shareholders (Note 2) --
     From net investment income                          $ (4,990,080)   $ (3,749,505)   $ (5,864,764)   $ (6,622,988)
     In excess of net investment income                      (143,078)       (182,195)       (216,692)       (337,010)
                                                         ------------    ------------    ------------    ------------
       Total distributions to shareholders               $ (5,133,158)   $ (3,931,700)   $ (6,081,456)   $ (6,959,998)
                                                         ------------    ------------    ------------    ------------
  Transactions in shares of beneficial interest (Note
     3) --
     Proceeds from sales of shares                       $ 12,491,127    $  6,780,492    $ 10,649,881    $ 12,444,086
     Net asset value of shares issued to shareholders
       in payment of distributions declared                 2,652,717       1,884,209       3,052,159       3,708,544
     Cost of shares redeemed                              (14,288,423)    (11,041,868)    (27,224,917)    (16,980,873)
                                                         ------------    ------------    ------------    ------------
       Increase (decrease) in net assets from Fund
          share transactions                             $    855,421    $ (2,377,167)   $(13,522,877)   $   (828,243)
                                                         ------------    ------------    ------------    ------------
          Net increase (decrease) in net assets          $  3,089,591    $ (1,613,606)   $(14,338,661)   $  1,111,534
NET ASSETS:
  At beginning of year                                    105,552,613      82,436,456     134,481,434     141,994,258
                                                         ------------    ------------    ------------    ------------
  At end of year                                         $108,642,204    $ 80,822,850    $120,142,773    $143,105,792
                                                         ============    ============    ============    ============
ACCUMULATED UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF )
  NET INVESTMENT INCOME INCLUDED IN NET ASSETS AT
  END OF YEAR                                            $    154,644    $    161,022    $    144,229    $    (43,251)
                                                         ============    ============    ============    ============

                       See notes to financial statements

--------------------------------------------------------------------------------

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                           Year Ended August 31, 1995
--------------------------------------------------------------------------------

                                                      MARATHON        MARATHON        MARATHON         MARATHON
                                                      LOUISIANA       MARYLAND        MISSOURI      NORTH CAROLINA
                                                        FUND            FUND            FUND             FUND
                                                     -----------    ------------    ------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations --
     Net investment income                           $ 1,489,998    $  5,439,805    $  4,198,940     $  8,946,520
     Net realized loss on investments                 (1,537,085)     (3,282,559)     (2,921,662)      (8,776,724)
     Change in unrealized appreciation of
       investments                                     1,571,413       4,899,352       5,323,708        8,767,620
                                                     -----------    ------------    ------------     ------------
       Net increase in net assets from operations    $ 1,524,326    $  7,056,598    $  6,600,986     $  8,937,416
                                                     -----------    ------------    ------------     ------------
  Distributions to shareholders (Note 2) --
     From net investment income                      $(1,489,998)   $ (5,439,805)   $ (4,198,940)    $ (8,946,520)
     In excess of net investment income                  (73,180)        (98,476)       (166,866)        (410,010)
                                                     -----------    ------------    ------------     ------------
       Total distributions to shareholders           $(1,563,178)   $ (5,538,281)   $ (4,365,806)    $ (9,356,530)
                                                     -----------    ------------    ------------     ------------
  Transactions in shares of beneficial interest
     (Note 3) --
     Proceeds from sales of shares                   $ 5,214,512    $ 13,615,276    $  7,129,437     $ 16,332,648
     Net asset value of shares issued to
       shareholders in payment of distributions
       declared                                          783,732       2,952,321       2,213,888        4,685,433
     Cost of shares redeemed                          (3,143,269)    (20,980,838)    (12,994,601)     (24,816,348)
                                                     -----------    ------------    ------------     ------------
       Increase (decrease) in net assets from Fund
          share transactions                         $ 2,854,975    $ (4,413,241)   $ (3,651,276)    $ (3,798,267)
                                                     -----------    ------------    ------------     ------------
          Net increase (decrease) in net assets      $ 2,816,123    $ (2,894,924)   $ (1,416,096)    $ (4,217,381)
NET ASSETS:
  At beginning of year                                29,019,715     116,720,874      91,226,812      192,667,313
                                                     -----------    ------------    ------------     ------------
  At end of year                                     $31,835,838    $113,825,950    $ 89,810,716     $188,449,932
                                                     ===========    ============    ============     ============
ACCUMULATED UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS
  OF) NET INVESTMENT INCOME INCLUDED IN NET ASSETS
  AT END OF YEAR                                     $    42,060    $    336,806    $        (96)    $     36,570
                                                     ===========    ============    ============     ============

                       See notes to financial statements

--------------------------------------------------------------------------------

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                           Year Ended August 31, 1995
--------------------------------------------------------------------------------

                                                        MARATHON         MARATHON        MARATHON        MARATHON
                                                         OREGON       SOUTH CAROLINA     TENNESSEE       VIRGINIA
                                                          FUND             FUND            FUND            FUND
                                                      ------------    --------------    -----------    ------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations --
     Net investment income                            $  6,629,604     $  2,817,049     $ 2,637,658    $  9,070,558
     Net realized loss on investments                   (4,308,333)      (3,881,747)     (1,867,953)     (7,513,582)
     Change in unrealized appreciation of
       investments                                       7,327,565        4,197,563       2,570,170      10,162,470
                                                      ------------     ------------     -----------    ------------
       Net increase in net assets from operations     $  9,648,836     $  3,132,865     $ 3,339,875    $ 11,719,446
                                                      ------------     ------------     -----------    ------------
  Distributions to shareholders (Note 2) --
     From net investment income                       $ (6,629,604)    $ (2,817,049)    $(2,637,658)   $ (9,070,558)
     In excess of net investment income                   (308,106)         (64,469)       (138,918)       (405,313)
                                                      ------------     ------------     -----------    ------------
       Total distributions to shareholders            $ (6,937,710)    $ (2,881,518)    $(2,776,576)   $ (9,475,871)
                                                      ------------     ------------     -----------    ------------
  Transactions in shares of beneficial interest
     (Note 3) --
     Proceeds from sales of shares                    $ 11,143,966     $  8,594,993     $ 7,348,950    $ 22,209,690
     Net asset value of shares issued to
       shareholders in payment of distributions
       declared                                          3,945,866        1,307,677       1,419,234       4,998,528
     Cost of shares redeemed                           (23,872,614)     (10,077,180)     (7,227,038)    (33,336,822)
                                                      ------------     ------------     -----------    ------------
       Increase (decrease) in net assets from Fund
          share transactions                          $ (8,782,782)    $   (174,510)    $ 1,541,146    $ (6,128,604)
                                                      ------------     ------------     -----------    ------------
          Net increase (decrease) in net assets       $ (6,071,656)    $     76,837     $ 2,104,445    $ (3,885,029)
NET ASSETS:
  At beginning of year                                 151,127,416       59,878,422      55,379,327     193,420,251
                                                      ------------     ------------     -----------    ------------
  At end of year                                      $145,055,760     $ 59,955,259     $57,483,772    $189,535,222
                                                      ============     ============     ===========    ============
ACCUMULATED UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS
  OF) NET INVESTMENT INCOME INCLUDED IN NET ASSETS
  AT END OF YEAR                                      $     86,480     $    144,825     $    94,023    $    (19,550)
                                                      ============     ============     ===========    =============

                       See notes to financial statements

--------------------------------------------------------------------------------

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                          Year Ended August 31, 1994*
--------------------------------------------------------------------------------

                                                           MARATHON       MARATHON        MARATHON        MARATHON
                                                           ALABAMA        ARKANSAS        GEORGIA         KENTUCKY
                                                             FUND           FUND            FUND            FUND
                                                         ------------    -----------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations --
     Net investment income                               $  3,973,251    $ 3,031,357    $  5,319,982     $  5,457,716
     Net realized loss on investments                      (1,020,794)      (217,984)     (1,234,345)         (41,605)
     Change in unrealized depreciation of investments      (6,386,129)    (4,775,385)     (9,833,903)     (10,787,706)
                                                         ------------    -----------    ------------     ------------
       Net decrease in net assets from operations        $ (3,433,672)   $(1,962,012)   $ (5,748,266)    $ (5,371,595)
                                                         ------------    -----------    ------------     ------------
  Distributions to shareholders (Note 2) --
     From net investment income                          $ (3,973,251)   $(3,031,357)   $ (5,319,982)    $ (5,457,716)
     In excess of net investment income                      (759,137)      (470,045)       (846,315)        (991,899)
     In excess of net realized gain on investments            --             --             (545,591)        (544,782)
                                                         ------------    -----------    ------------     ------------
       Total distributions to shareholders               $ (4,732,388)   $(3,501,402)   $ (6,711,888)    $ (6,994,397)
                                                         ------------    -----------    ------------     ------------
  Transactions in shares of beneficial interest (Note
     3) --
     Proceeds from sales of shares                       $ 33,981,424    $29,557,948    $ 34,873,536     $ 37,758,866
     Net asset value of shares issued to shareholders
       in payment of distributions declared                 2,464,848      1,687,208       3,491,399        3,795,320
     Cost of shares redeemed                               (7,348,631)    (2,550,292)    (11,465,895)      (7,287,220)
                                                         ------------    -----------    ------------     ------------
       Increase in net assets from Fund share
          transactions                                   $ 29,097,641    $28,694,864    $ 26,899,040     $ 34,266,966
                                                         ------------    -----------    ------------     ------------
          Net increase in net assets                     $ 20,931,581    $23,231,450    $ 14,438,886     $ 21,900,974
NET ASSETS:
  At beginning of period                                   84,621,032     59,205,006     120,042,548      120,093,284
                                                         ------------    -----------    ------------     ------------
  At end of period                                       $105,552,613    $82,436,456    $134,481,434     $141,994,258
                                                         ============    ===========    ============     ============
ACCUMULATED DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
  INCOME INCLUDED IN NET ASSETS AT END OF PERIOD         $   (150,055)   $    (3,596)   $   (186,021)    $  (307,810)
                                                         ============    ===========    ============     ===========

* For the eleven months ended August 31, 1994 (Note 8).

                       See notes to financial statements

--------------------------------------------------------------------------------

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                          Year Ended August 31, 1994*
--------------------------------------------------------------------------------

                                                       MARATHON        MARATHON       MARATHON         MARATHON
                                                       LOUISIANA       MARYLAND       MISSOURI      NORTH CAROLINA
                                                         FUND            FUND           FUND             FUND
                                                      -----------    ------------    -----------    --------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations --
     Net investment income                            $ 1,046,088    $  4,445,120    $3,407,722      $  7,610,249
     Net realized gain (loss) on investments             (219,967)       (578,345)        8,518        (3,663,129)
     Change in unrealized depreciation of
       investments                                     (2,018,901)     (9,096,319)    (7,263,958)     (12,446,124)
                                                      -----------    ------------    -----------     ------------
       Net decrease in net assets from operations     $(1,192,780)   $ (5,229,544)   $(3,847,718)    $ (8,499,004)
                                                      -----------    ------------    -----------     ------------
  Distributions to shareholders (Note 2) --
     From net investment income                       $(1,046,088)   $ (4,445,120)   $(3,407,722)    $ (7,610,249)
     In excess of net investment income                  (174,001)       (722,020)      (677,675)      (1,353,355)
     In excess of net realized gain on investments       (209,543)        (73,722)      (198,267)        --
                                                      -----------    ------------    -----------     ------------
       Total distributions to shareholders            $(1,429,632)   $ (5,240,862)   $(4,283,664)    $ (8,963,604)
                                                      -----------    ------------    -----------     ------------
  Transactions in shares of beneficial interest
     (Note 3) --
     Proceeds from sales of shares                    $14,084,991    $ 36,068,289    $24,584,041     $ 41,332,507
     Net asset value of shares issued to
       shareholders in payment of distributions
       declared                                           796,301       2,887,858      2,256,403        4,448,467
     Cost of shares redeemed                           (1,174,251)     (6,991,117)    (4,135,345)      (9,479,160)
                                                      -----------    ------------    -----------     ------------
       Increase in net assets from Fund share
          transactions                                $13,707,041    $ 31,965,030    $22,705,099     $ 36,301,814
                                                      -----------    ------------    -----------     ------------
          Net increase in net assets                  $11,084,629    $ 21,494,624    $14,573,717     $ 18,839,206
NET ASSETS:
  At beginning of period                               17,935,086      95,226,250     76,653,095      173,828,107
                                                      -----------    ------------    -----------     ------------
  At end of period                                    $29,019,715    $116,720,874    $91,226,812     $192,667,313
                                                      ===========    ============    ===========     ============
ACCUMULATED DISTRIBUTIONS IN EXCESS OF NET
  INVESTMENT INCOME INCLUDED IN NET ASSETS AT END OF
  PERIOD                                              $    (7,925)   $    (45,524)   $  (212,519)    $   (359,695)
                                                      ===========    ============    ===========     ============

* For the eleven months ended August 31, 1994 (Note 8).

                       See notes to financial statements

--------------------------------------------------------------------------------

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                          Year Ended August 31, 1994*
--------------------------------------------------------------------------------

                                                       MARATHON         MARATHON         MARATHON        MARATHON
                                                        OREGON       SOUTH CAROLINA     TENNESSEE        VIRGINIA
                                                         FUND             FUND             FUND            FUND
                                                     ------------    --------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations --
     Net investment income                           $  5,601,370     $ 2,125,854      $ 1,964,404     $  7,818,657
     Net realized gain (loss) on investments               10,766        (870,255)         (99,969)      (2,341,234)
     Change in unrealized depreciation of
       investments                                    (11,817,058)     (3,747,871)      (3,794,864)     (13,242,737)
                                                     ------------     ------------     -----------     ------------
       Net decrease in net assets from operations    $ (6,204,922)    $(2,492,272)     $(1,930,429)    $ (7,765,314)
                                                     ------------     ------------     -----------     ------------
  Distributions to shareholders (Note 2) --
     From net investment income                      $ (5,601,370)    $(2,125,854)     $(1,964,404)    $ (7,818,657)
     In excess of net investment income                (1,053,614)       (419,749)        (329,218)      (1,350,463)
     From net realized gain on investment
       transactions                                    (1,178,190)        --              (378,309)         --
     In excess of net realized gain on investments        --              --              (147,724)         --
                                                     ------------     -----------      -----------     ------------
       Total distributions to shareholders           $ (7,833,174)    $(2,545,603)     $(2,819,655)    $ (9,169,120)
                                                     ------------     -----------      -----------     ------------
  Transactions in shares of beneficial interest
     (Note 3) --
     Proceeds from sales of shares                   $ 42,363,996     $26,431,421      $20,476,860     $ 43,159,145
     Net asset value of shares issued to
       shareholders in payment of distributions
       declared                                         4,677,522       1,259,771        1,565,343        4,865,937
     Cost of shares redeemed                          (10,105,394)     (5,944,394)      (1,560,949)     (13,096,612)
                                                     ------------     -----------      -----------     ------------
       Increase in net assets from Fund share
          transactions                               $ 36,936,124     $21,746,798      $20,481,254     $ 34,928,470
                                                     ------------     -----------      -----------     ------------
          Net increase in net assets                 $ 22,898,028     $16,708,923      $15,731,170     $ 17,994,036
NET ASSETS:
  At beginning of period                              128,229,388      43,169,499       39,648,157      175,426,215
                                                     ------------     -----------      -----------     ------------
  At end of period                                   $151,127,416     $59,878,422      $55,379,327     $193,420,251
                                                     ============     ===========      ===========     ============
ACCUMULATED UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS
  OF ) NET INVESTMENT INCOME INCLUDED IN NET ASSETS
  AT END OF PERIOD                                   $   (224,826)    $   (46,126)     $     2,096     $   (422,226)
                                                     ============     ===========      ===========     ============


* For the eleven months ended August 31, 1994 (Note 8).

                       See notes to financial statements

--------------------------------------------------------------------------------

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                         Year Ended September 30, 1993
--------------------------------------------------------------------------------

                                                            MARATHON       MARATHON        MARATHON        MARATHON
                                                             ALABAMA       ARKANSAS        GEORGIA         KENTUCKY
                                                              FUND           FUND*           FUND            FUND
                                                           -----------    -----------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations --
     Net investment income                                 $ 2,135,181    $ 1,099,682    $  3,403,589    $  3,421,228
     Net realized gain (loss) on investments                  (484,681)      (241,061)        140,825        (413,257)
     Change in unrealized appreciation of investments        4,569,419      2,831,062       6,277,782       7,096,313
                                                           -----------    -----------    ------------    ------------
       Net increase in net assets from operations          $ 6,219,919    $ 3,689,683    $  9,822,196    $ 10,104,284
                                                           -----------    -----------    ------------    ------------
  Distributions to shareholders (Note 2) --
     From net investment income                            $(2,136,150)   $(1,099,682)   $ (3,403,589)   $ (3,421,228)
     In excess of net investment income                       (525,308)      (269,054)       (957,136)       (923,973)
     From net realized gain on investments                     --             --              (97,686)        (39,000)
                                                           -----------    -----------    ------------    ------------
       Total distributions to shareholders                 $(2,661,458)   $(1,368,736)   $ (4,458,411)   $ (4,384,201)
                                                           -----------    -----------    ------------    ------------
  Transactions in shares of beneficial interest (Note 3)
     --
     Proceeds from sales of shares                         $60,007,886    $57,146,145    $ 75,238,539    $ 69,654,556
     Net asset value of shares issued to shareholders in
       payment of distributions declared                     1,379,193        642,945       2,353,661       2,272,127
     Cost of shares redeemed                                (1,429,589)      (905,031)     (5,069,670)     (4,388,610)
                                                           -----------    -----------    ------------    ------------
       Increase in net assets from Fund share
          transactions                                     $59,957,490    $56,884,059    $ 72,522,530    $ 67,538,073
                                                           -----------    -----------    ------------    ------------
          Net increase in net assets                       $63,515,951    $59,205,006    $ 77,886,315    $ 73,258,156
NET ASSETS:
  At beginning of period                                    21,105,081        --           42,156,233      46,835,128
                                                           -----------    -----------    ------------    ------------
  At end of period                                         $84,621,032    $59,205,006    $120,042,548    $120,093,284
                                                           ===========    ===========    ============    ============
ACCUMULATED DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
  INCOME INCLUDED IN NET ASSETS AT END OF PERIOD           $   (74,909)   $   (42,193)   $   (249,003)   $   (247,891)
                                                           ===========    ===========    ============    ============

* For the period from the start of business, October 2, 1992, to September 30, 1993.

                       See notes to financial statements

--------------------------------------------------------------------------------

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                         Year Ended September 30, 1993
--------------------------------------------------------------------------------

                                                         MARATHON       MARATHON       MARATHON         MARATHON
                                                         LOUISIANA      MARYLAND       MISSOURI      NORTH CAROLINA
                                                           FUND*          FUND           FUND             FUND
                                                        -----------    -----------    -----------    --------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations --
     Net investment income                              $   302,938    $ 2,530,051    $ 2,033,636     $  5,302,615
     Net realized gain (loss) on investments                162,259       (198,615)      (196,609)        (316,081)
     Change in unrealized appreciation of investments       681,425      5,792,466      4,850,867       10,119,454
                                                        -----------    -----------    -----------     ------------
       Net increase in net assets from operations       $ 1,146,622    $ 8,123,902    $ 6,687,894     $ 15,105,988
                                                        -----------    -----------    -----------     ------------
  Distributions to shareholders (Note 2) --
     From net investment income                         $  (302,938)   $(2,530,051)   $(2,033,636)    $ (5,302,615)
     In excess of net investment income                     (65,860)      (599,682)      (554,820)      (1,356,733)
     In excess of net realized gain on investments          --             --             (82,695)        (303,922)
                                                        -----------    -----------    -----------     ------------
       Total distributions to shareholders              $  (368,798)   $(3,129,733)   $(2,671,151)    $ (6,963,270)
                                                        -----------    -----------    -----------     ------------
  Transactions in shares of beneficial interest (Note
     3) --
     Proceeds from sales of shares                      $17,227,814    $61,739,775    $47,220,507     $ 96,169,085
     Net asset value of shares issued to shareholders
       in payment of distributions declared                 191,480      1,700,104      1,344,195        3,529,662
     Cost of shares redeemed                               (262,032)    (2,388,004)    (1,153,661)      (5,746,256)
                                                        -----------    -----------    -----------     ------------
       Increase in net assets from Fund share
          transactions                                  $17,157,262    $61,051,875    $47,411,041     $ 93,952,491
                                                        -----------    -----------    -----------     ------------
          Net increase in net assets                    $17,935,086    $66,046,044    $51,427,784     $102,095,209
NET ASSETS:
  At beginning of period                                    --          29,180,206     25,225,311       71,732,898
                                                        -----------    -----------    -----------     ------------
  At end of period                                      $17,935,086    $95,226,250    $76,653,095     $173,828,107
                                                        ===========    ===========    ===========     ============
ACCUMULATED DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
  INCOME INCLUDED IN NET ASSETS AT END OF PERIOD        $    (3,615)   $   (74,643)   $  (128,350)    $   (294,478)
                                                        ===========    ===========    ===========     ============

* For the period from the start of business, October 2, 1992, to September 30, 1993.

                       See notes to financial statements

--------------------------------------------------------------------------------

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                         Year Ended September 30, 1993
--------------------------------------------------------------------------------

                                                         MARATHON         MARATHON        MARATHON        MARATHON
                                                          OREGON       SOUTH CAROLINA     TENNESSEE       VIRGINIA
                                                           FUND            FUND*            FUND            FUND
                                                       ------------    --------------    -----------    ------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations --
     Net investment income                             $  3,492,356     $   779,209      $   820,041    $  5,422,016
     Net realized gain (loss) on investments              1,168,085         (44,873)         478,278         183,066
     Change in unrealized appreciation of investments     6,698,327       1,894,199        1,749,389       9,038,871
                                                       ------------     -----------      -----------    ------------
       Net increase in net assets from operations      $ 11,358,768     $ 2,628,535      $ 3,047,708    $ 14,643,953
                                                       ------------     -----------      -----------    ------------
  Distributions to shareholders (Note 2) --
     From net investment income                        $ (3,492,356)    $  (779,209)     $  (819,639)   $ (5,422,016)
     In excess of net investment income                    (891,306)       (162,316)        (172,849)     (1,458,494)
     From net realized gain on investment
       transactions                                         (31,525)        --               --             (183,066)
     In excess of net realized gain on investments          --              --               --              (87,866)
                                                       ------------     -----------      -----------    ------------
       Total distributions to shareholders             $ (4,415,187)    $  (941,525)     $  (992,488)   $ (7,151,442)
                                                       ------------     -----------      -----------    ------------
  Transactions in shares of beneficial interest (Note
     3) --
     Proceeds from sales of shares                     $ 82,847,326     $42,504,519      $34,140,154    $ 98,158,075
     Net asset value of shares issued to shareholders
       in payment of distributions declared               2,491,170         464,965          518,421       3,780,899
     Cost of shares redeemed                             (5,755,734)     (1,486,995)        (541,127)     (6,634,722)
                                                       ------------     -----------      -----------    ------------
       Increase in net assets from Fund share
          transactions                                 $ 79,582,762     $41,482,489      $34,117,448    $ 95,304,252
                                                       ------------     -----------      -----------    ------------
          Net increase in net assets                   $ 86,526,343     $43,169,499      $36,172,668    $102,796,763
NET ASSETS:
  At beginning of period                                 41,703,045        --              3,475,489      72,629,452
                                                       ------------     -----------      -----------    ------------
  At end of period                                     $128,229,388     $43,169,499      $39,648,157    $175,426,215
                                                       ============     ===========      ===========    ============
ACCUMULATED DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
  INCOME INCLUDED IN NET ASSETS AT END OF PERIOD       $   (153,431)    $  --            $   --         $   (370,953)
                                                       ============     ===========      ===========    ============

* For the period from the start of business, October 2, 1992, to September 30, 1993.

                       See notes to financial statements

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                   MARATHON ALABAMA FUND                         MARATHON ARKANSAS FUND
                                       ---------------------------------------------       -------------------------------------
                                                        YEAR ENDED                                     YEAR ENDED
                                       ---------------------------------------------       -------------------------------------
                                            AUGUST 31,              SEPTEMBER 30,              AUGUST 31,          SEPTEMBER 30,
                                       ---------------------     -------------------       -------------------     -------------
                                         1995       1994***       1993       1992**         1995       1994***        1993++
                                       --------     --------     -------     -------       -------     -------     -------------
NET ASSET VALUE, beginning of year     $ 10.210     $ 11.060     $10.340     $10.000       $10.140     $10.910        $10.000
                                       --------     --------     -------     -------       -------     -------        -------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income                $  0.479     $  0.425     $ 0.475     $ 0.208       $ 0.460     $ 0.431        $ 0.471
  Net realized and unrealized
    gain (loss) on investments            0.244       (0.769)      0.837       0.385+++      0.132      (0.703)         1.025
                                       --------     --------     -------     -------       -------     -------        -------
      Total income (loss) from
         operations                    $  0.723     $ (0.344)    $ 1.312     $ 0.593       $ 0.592     $(0.272)       $ 1.496
                                       --------     --------     -------     -------       -------     -------        -------
LESS DISTRIBUTIONS:
  From net investment income           $ (0.479)    $ (0.425)    $(0.475)    $(0.208)      $(0.460)    $(0.431)       $(0.471)
  In excess of net investment income     (0.014)      (0.081)     (0.117)     (0.045)       (0.022)     (0.067)        (0.115)
                                       --------     --------     -------     -------       -------     -------        -------
      Total distributions              $ (0.493)    $ (0.506)    $(0.592)    $(0.253)      $(0.482)    $(0.498)       $(0.586)
                                       --------     --------     -------     -------       -------     -------        -------
NET ASSET VALUE, end of year           $ 10.440     $ 10.210     $11.060     $10.340       $10.250     $10.140        $10.910
                                       ========     ========     =======     =======       =======     =======        =======
TOTAL RETURN (3)                          7.38%      (3.18)%      13.09%       5.71%         6.15%     (2.53)%         15.00%
RATIOS/SUPPLEMENTAL DATA*:
  Net assets, end of year (000
    omitted)                           $108,642     $105,553     $84,621     $21,105       $80,823     $82,436        $59,205
  Ratio of net expenses to average
    daily net assets (1)                  1.51%        1.43%+      1.37%       1.01%+        1.50%       1.17%+         0.88%+
  Ratio of net investment income to
    average daily net assets              4.74%        4.35%+      4.30%       4.49%+        4.67%       4.47%+         4.27%+
PORTFOLIO TURNOVER (2)                    --           --            15%         13%         --             5%            13%

* For the year ended September 30, 1993 and for the period from the start of business, May 1, 1992, to September 30, 1992 (for Marathon Alabama Fund) and for the eleven months ended August 31, 1994 and for the period from the start of business, October 2, 1992, to September 30, 1993 (for Marathon Arkansas
  Fund), the operating expenses of the Funds and the Portfolios may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, net investment income per share and the ratios would have been as follows:

NET INVESTMENT INCOME PER SHARE                                    $0.462      $0.185                    $0.409         $0.411
                                                                   ======      ======                    ======         ======
RATIOS(As a percentage of average daily
  net assets):
  Expenses (1)                                                      1.49%       1.50%+                    1.40%+         1.42%+
  Net investment income                                             4.18%       4.00%+                    4.24%+         3.73%+

  ** For the period from the start of business, May 1, 1992, to September 30,
     1992.
 *** For the eleven months ended August 31, 1994 (Note 8).
   + Annualized.
  ++ For the period from the start of business, October 2, 1992, to September
     30, 1993.
 +++ The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
 (1) Includes each Fund's share of its corresponding Portfolio's allocated expenses.
 (2) Portfolio Turnover represents the rate of portfolio activity for the period while the Funds were making investments directly in securities. The portfolio turnover rate for the period since the Funds transferred substantially all of their investable assets to their respective
     Portfolios is shown in the Portfolios' financial statements which are included elsewhere in this report.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is computed on a nonannualized basis.

                       See notes to financial statements

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                 MARATHON GEORGIA FUND                          MARATHON KENTUCKY FUND
                                      -------------------------------------------     -------------------------------------------
                                                      YEAR ENDED                                      YEAR ENDED
                                      -------------------------------------------     -------------------------------------------
                                           AUGUST 31,            SEPTEMBER 30,             AUGUST 31,            SEPTEMBER 30,
                                      --------------------    -------------------     --------------------    -------------------
                                        1995      1994***       1993      1992**        1995      1994***       1993      1992**
                                      --------    --------    --------    -------     --------    --------    --------    -------
NET ASSET VALUE, beginning of year    $  9.800    $ 10.750    $ 10.120    $10.000     $  9.850    $ 10.780    $ 10.090    $10.000
                                      --------    --------    --------    -------     --------    --------    --------    -------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income               $  0.450    $  0.413    $  0.459    $ 0.380     $  0.458    $  0.415    $  0.462    $ 0.363
  Net realized and unrealized
    gain (loss) on investments           0.007++    (0.841)      0.776      0.215        0.163      (0.811)      0.820      0.192
                                      --------    --------    --------    -------     --------    --------    --------    -------
      Total income (loss) from
         operations                   $  0.457    $ (0.428)   $  1.235    $ 0.595     $  0.621    $ (0.396)   $  1.282    $ 0.555
                                      --------    --------    --------    -------     --------    --------    --------    -------
LESS DISTRIBUTIONS:
  From net investment income          $ (0.450)   $ (0.413)   $ (0.459)   $(0.380)    $ (0.458)   $ (0.415)   $ (0.462)   $(0.363)
  In excess of net investment income    (0.017)     (0.065)     (0.129)    (0.095)      (0.023)     (0.075)     (0.125)    (0.102)
  From net realized gain on
    investment transactions              --          --         (0.017)     --           --          --         (0.005)     --
  In excess of net realized gain on
    investment transactions              --         (0.044)      --         --           --         (0.044)      --         --
                                      --------    --------    --------    -------     --------    --------    --------    -------
    Total distributions               $ (0.467)   $ (0.522)   $ (0.605)   $(0.475)    $ (0.481)   $ (0.534)   $ (0.592)   $(0.465)
                                      --------    --------    --------    -------     --------    --------    --------    -------
NET ASSET VALUE, end of year          $  9.790    $  9.800    $ 10.750    $10.120     $  9.990    $  9.850    $ 10.780    $10.090
                                      ========    ========    ========    =======     ========    ========    ========    =======
TOTAL RETURN (3)                         4.90%     (4.08)%      12.60%      5.85%        6.61%     (3.78)%      13.05%      5.45%
RATIOS/SUPPLEMENTAL DATA*:
  Net assets, end of year
    (000 omitted)                     $120,143    $134,481    $120,043    $42,156     $143,106    $141,994    $120,093    $46,835
  Ratio of net expenses to average
    daily net assets (1)                 1.49%       1.41%+      1.52%      1.13%+       1.52%       1.44%+      1.50%      1.44%+
  Ratio of net investment income to
    average daily net assets             4.72%       4.39%+      4.27%      4.72%+       4.74%       4.39%+      4.29%      4.56%+
PORTFOLIO TURNOVER (2)                   --          --            20%        33%        --          --            21%        64%

* For the period from the start of business, December 23, 1991, to September 30, 1992 (for Marathon Georgia Fund), and for the period from the start of business, December 23, 1991, to September 30, 1992 (for Marathon Kentucky
  Fund), the operating expenses of the Funds and the Portfolios may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, net investment income per share and the ratios would have been as follows:

NET INVESTMENT INCOME PER SHARE                                            $0.341                                          $0.357
                                                                           ======                                          ======
RATIOS (As a percentage of average
        daily net assets):
  Expenses(1)                                                               1.61%+                                          1.52%+
  Net investment income                                                     4.24%+                                          4.48%+

 ** For the period from the start of business, December 23, 1991, to September 30, 1992.
 *** For the eleven months ended August 31, 1994 (Note 8).
   + Annualized.
  ++ The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
 (1) Includes each Fund's share of its corresponding Portfolio's allocated expenses.
 (2) Portfolio Turnover represents the rate of portfolio activity for the period while the Funds were making investments directly in securities. The portfolio turnover rate for the period since the Funds transferred substantially all of their investable assets to their respective Portfolios is shown in the Portfolios' financial statements which are included elsewhere in this report.
 (3) Total investment return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is computed on a nonannualized basis.

                       See notes to financial statements

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                 MARATHON LOUISIANA FUND                       MARATHON MARYLAND FUND
                                           ------------------------------------     ---------------------------------------------
                                                        YEAR ENDED                                   YEAR ENDED
                                           ------------------------------------     ---------------------------------------------
                                                AUGUST 31,        SEPTEMBER 30,          AUGUST 31,              SEPTEMBER 30,
                                           --------------------   -------------     ---------------------     -------------------
                                            1995        1994***      1993**           1995       1994***       1993       1992++
                                           -------      -------   -------------     --------     --------     -------     -------
NET ASSET VALUE, beginning of year         $10.010      $11.130      $10.000        $ 10.070     $ 11.070     $10.290     $10.000
                                           -------      -------      -------        --------     --------     -------     -------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income                    $ 0.487      $ 0.447      $ 0.478        $  0.476     $  0.428     $ 0.466     $ 0.303
  Net realized and unrealized
    gain (loss) on investments              (0.006)+++   (0.937)       1.234           0.169       (0.922)      0.890       0.375+++
                                           -------      -------      -------        --------     --------     -------     -------
      Total income (loss) from
         operations                        $ 0.481      $(0.490)     $ 1.712        $  0.645     $ (0.494)    $ 1.356     $ 0.678
                                           -------      -------      -------        --------     --------     -------     -------
LESS DISTRIBUTIONS:
  From net investment income               $(0.487)     $(0.447)     $(0.478)       $ (0.476)    $ (0.428)    $(0.466)    $(0.303)
  In excess of net investment income        (0.024)      (0.074)      (0.104)         (0.009)      (0.070)     (0.110)     (0.085)
  In excess of net realized gain on
    investment transactions                  --          (0.109)      --               --          (0.008)      --          --
                                           -------      -------      -------        --------     --------     -------     -------
    Total distributions                    $(0.511)     $(0.630)     $(0.582)       $ (0.485)    $ (0.506)    $(0.576)    $(0.388)
                                           -------      -------      -------        --------     --------     -------     -------
NET ASSET VALUE, end of year               $ 9.980      $10.010      $11.130        $ 10.230     $ 10.070     $11.070     $10.290
                                           =======      =======      =======        ========     ========     =======     =======
TOTAL RETURN (3)                             5.08%      (4.56)%       17.26%           6.71%      (4.56)%      13.61%       6.65%
RATIOS/SUPPLEMENTAL DATA*:
  Net assets, end of year (000 omitted)    $31,836      $29,020      $17,935        $113,826     $116,721     $95,226     $29,180
  Ratio of net expenses to average
    daily net assets (1)                     1.31%        1.08%+       1.07%+          1.50%        1.43%+      1.43%       1.30%+
  Ratio of net investment income to
    average daily net assets                 4.97%        4.62%+       4.27%+          4.82%        4.44%+      4.28%       4.25%+
PORTFOLIO TURNOVER (2)                       --             14%          86%           --           --            12%          3%

* For the year ended August 31, 1995, the eleven months ended August 31, 1994 and for the period from the start of business, October 2, 1992 to September 30, 1993 (for Marathon Louisiana Fund), and for the year ended September 30, 1993 and for the period from the start of business, February 3, 1992 to September 30, 1992 (for Marathon Maryland Fund), the operating expenses of the Funds and the Portfolios may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, net investment income per share and the ratios would have been as follows:

NET INVESTMENT INCOME PER SHARE             $0.476       $0.412        $0.401                                  $0.461      $0.280
                                            ======       ======        ======                                  ======      ======
RATIOS (As a percentage of average
        daily net assets):
  Expenses(1)                                1.42%        1.44%+       1.76%+                                   1.48%       1.62%+
  Net investment income                      4.86%        4.26%+       3.58%+                                   4.23%       3.93%+

  ** For the period from the start of business, October 2, 1992, to September
     30, 1993.
 *** For the eleven months ended August 31, 1994 (Note 8).
   + Annualized.
  ++ For the period from the start of business, February 3, 1992, to September
     30, 1992.
 +++ The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at suchtime.
 (1) Includes each Fund's share of its corresponding Portfolio's allocated expenses.
 (2) Portfolio Turnover represents the rate of portfolio activity for the period while the Funds were making investments directly in securities. The portfolio turnover rate for the period since the Funds transferred substantially all of their investable assets to their respective Portfolios is shown in the Portfolios' financial statements which are included elsewhere in this report.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is computed on a nonannualized basis.

                       See notes to financial statements

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                               MARATHON MISSOURI FUND                       MARATHON NORTH CAROLINA FUND
                                      ----------------------------------------      ---------------------------------------------
                                                     YEAR ENDED                                      YEAR ENDED
                                      ----------------------------------------      ---------------------------------------------
                                          AUGUST 31,          SEPTEMBER 30,               AUGUST 31,             SEPTEMBER 30,
                                      ------------------    ------------------      ----------------------    -------------------
                                       1995      1994***     1993      1992**         1995        1994***       1993      1992++
                                      -------    -------    -------    -------      --------      --------    --------    -------
NET ASSET VALUE, beginning of year    $10.240    $11.250    $10.400    $10.000      $  9.970      $ 10.940    $ 10.300    $10.000
                                      -------    -------    -------    -------      --------      --------    --------    -------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income               $ 0.477    $ 0.423    $ 0.470    $ 0.200      $  0.466      $  0.423    $  0.468    $ 0.456
  Net realized and unrealized
    gain (loss) on investments          0.289     (0.904)     1.005      0.455         0.011+++     (0.895)      0.794      0.423+++
                                      -------    -------    -------    -------      --------      --------    --------    -------
      Total income (loss) from
         operations                   $ 0.766    $(0.481)   $ 1.475    $ 0.655      $  0.477      $ (0.472)   $  1.262    $ 0.879
                                      -------    -------    -------    -------      --------      --------    --------    -------
LESS DISTRIBUTIONS:
  From net investment income          $(0.477)   $(0.423)   $(0.470)   $(0.200)     $ (0.466)     $ (0.423)   $ (0.468)   $(0.456)
  In excess of net investment income   (0.019)    (0.084)    (0.128)    (0.055)       (0.021)       (0.075)     (0.120)    (0.123)
  In excess of net realized gain on
    investment transactions             --        (0.022)    (0.027)     --            --            --         (0.034)     --
                                      -------    -------    -------    -------      --------      --------    --------    -------
    Total distributions               $(0.496)   $(0.529)   $(0.625)   $(0.255)     $ (0.487)     $ (0.498)   $ (0.622)   $(0.579)
                                      -------    -------    -------    -------      --------      --------    --------    -------
NET ASSET VALUE, end of year          $10.510    $10.240    $11.250    $10.400      $  9.960      $  9.970    $ 10.940    $10.300
                                      =======    =======    =======    =======      ========      ========    ========    =======
TOTAL RETURN (3)                        7.82%    (4.33)%     14.66%      6.33%         5.03%       (4.40)%      12.69%      8.75%
RATIOS/SUPPLEMENTAL DATA*:
  Net assets, end of year (000
    omitted)                          $89,811    $91,227    $76,653    $25,225      $188,450      $192,667    $173,828    $71,733
  Ratio of net expenses to average
    daily net assets (1)                1.53%      1.49%+     1.52%      1.32%+        1.51%         1.42%+      1.52%      1.35%+
  Ratio of net investment income to
    average daily net assets            4.72%      4.30%+     4.23%      4.31%+        4.78%         4.43%+      4.34%      4.54%+
PORTFOLIO TURNOVER (2)                  --         --           14%        21%         --            --            16%        52%

* For the year ended September 30, 1993 and for the period from the start of business, May 1, 1992, to September 30, 1992 (for Marathon Missouri Fund), and for the period from the start of business, October 23, 1991, to September 30, 1992 (for Marathon North Carolina Fund), the operating expenses of the Funds and the Portfolios may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, net investment income per share and the ratios would have been as follows:

NET INVESTMENT INCOME PER SHARE                              $0.467     $0.192                                             $0.434
                                                             ======     ======                                             ======
RATIOS (As a percentage of average
        daily net assets):
  Expenses(1)                                                 1.55%      1.49%+                                             1.57%+
  Net investment income                                       4.20%      4.14%+                                             4.32%+

  ** For the period from the start of business, May 1, 1992, to September 30,
     1992.
 *** For the eleven months ended August 31, 1994 (Note 8).
   + Annualized.
  ++ For the period from the start of business, October 23, 1991, to September
     30, 1992.
 +++ The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
 (1) Includes each Fund's share of its corresponding Portfolio's allocated expenses.
 (2) Portfolio Turnover represents the rate of portfolio activity for the period while the Funds were making investments directly in securities. The portfolio turnover rate for the period since the Funds transferred substantially all of their investable assets to their respective Portfolios is shown in the Portfolios' financial statements which are included elsewhere in this report.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is computed on a nonannualized basis.

                       See notes to financial statements

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                        MARATHON OREGON FUND                     MARATHON SOUTH CAROLINA FUND
                                             -------------------------------------------      -----------------------------------
                                                             YEAR ENDED                                   YEAR ENDED
                                             -------------------------------------------      -----------------------------------
                                                  AUGUST 31,            SEPTEMBER 30,             AUGUST 31,        SEPTEMBER 30,
                                             --------------------    -------------------      ------------------    -------------
                                               1995      1994***       1993      1992**        1995      1994***       1993++
                                             --------    --------    --------    -------      -------    -------    -------------
NET ASSET VALUE, beginning of year           $ 10.090    $ 11.130    $ 10.270    $10.000      $ 9.940    $10.890       $10.000
                                             --------    --------    --------    -------      -------    -------       -------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income                      $  0.455    $  0.415    $  0.459    $ 0.351      $ 0.460    $ 0.408       $ 0.461
  Net realized and unrealized
    gain (loss) on investments                  0.241      (0.869)      0.983      0.368        0.071     (0.870)        0.986
                                             --------    --------    --------    -------      -------    -------       -------
      Total income (loss) from
         operations                          $  0.696    $ (0.454)   $  1.442    $ 0.719      $ 0.531    $(0.462)      $ 1.447
                                             --------    --------    --------    -------      -------    -------       -------
LESS DISTRIBUTIONS:
  From net investment income                 $ (0.455)   $ (0.415)   $ (0.459)   $(0.351)     $(0.460)   $(0.408)      $(0.461)
  In excess of net investment income           (0.021)     (0.078)     (0.117)    (0.098)      (0.011)    (0.080)       (0.096)
  From net realized gain on
    investment transactions                     --         (0.093)     (0.006)     --           --         --           --
                                             --------    --------    --------    -------      -------    -------       -------
    Total distributions                      $ (0.476)   $ (0.586)   $ (0.582)   $(0.449)     $(0.471)   $(0.488)      $(0.557)
                                             --------    --------    --------    -------      -------    -------       -------
NET ASSET VALUE, end of year                 $ 10.310    $ 10.090    $ 11.130    $10.270      $10.000    $ 9.940       $10.890
                                             ========    ========    ========    =======      =======    =======       =======
TOTAL RETURN (3)                                7.22%     (4.21)%      14.47%      7.10%        5.64%    (4.33)%        14.50%
RATIOS/SUPPLEMENTAL DATA*:
  Net assets, end of year (000 omitted)      $145,056    $151,127    $128,229    $41,703      $59,955    $59,878       $43,169
  Ratio of net expenses to average
    daily net assets (1)                        1.53%       1.43%+      1.55%      1.47%+       1.49%      1.36%+        1.07%+
  Ratio of net investment income to
    average daily net assets                    4.59%       4.28%+      4.22%      4.27%+       4.77%      4.27%+        4.22%+
PORTFOLIO TURNOVER (2)                          --          --            23%        44%        --            3%           13%

* For the period from the start of business, December 24, 1991, to September 30, 1992 (for Marathon Oregon Fund), and for the period from the start of business, October 2, 1992, to September 30, 1993 (for Marathon South Carolina
  Fund), the operating expenses of the Funds and the Portfolios may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, net investment income per share and the ratios would have been as follows:

NET INVESTMENT INCOME PER SHARE                                                   $0.338                                $0.421
                                                                                  ======                                ======
RATIOS (As a percentage of average
        daily net assets):
  Expenses(1)                                                                      1.63%+                                1.44%+
  Net investment income                                                            4.11%+                                3.85%+

  ** For the period from the start of business, December 24, 1991, to
     September 30, 1992.
 *** For the eleven months ended August 31, 1994 (Note 8).
   + Annualized.
  ++ For the period from the start of business, October 2, 1992, to September
     30, 1993.
 (1) Includes each Fund's share of its corresponding Portfolio's allocated expenses.
 (2) Portfolio Turnover represents the rate of portfolio activity for the period while the Funds were making investments directly in securities. The portfolio turnover rate for the period since the Funds transferred substantially all of their investable assets to their respective Portfolios is shown in the Portfolios' financial statements which are included elsewhere in this report.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is computed on a nonannualized basis.

                       See notes to financial statements

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                           MARATHON TENNESSEE FUND                           MARATHON VIRGINIA FUND
                                    -------------------------------------      --------------------------------------------------
                                                 YEAR ENDED                                        YEAR ENDED
                                    -------------------------------------      --------------------------------------------------
                                       AUGUST 31,         SEPTEMBER 30,            AUGUST 31,               SEPTEMBER 30,
                                    -----------------   -----------------      -------------------   ----------------------------
                                     1995     1994***    1993     1992**         1995     1994***      1993      1992     1991++
                                    -------   -------   -------   -------      --------   --------   --------   -------   -------
NET ASSET VALUE, beginning of year  $10.020   $11.070   $10.010   $10.000      $ 10.120   $ 11.060   $ 10.460   $10.200   $10.000
                                    -------   -------   -------   -------       -------   --------   --------   -------   -------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income             $ 0.468   $ 0.426   $ 0.466   $ 0.040      $  0.479   $  0.438   $  0.483   $ 0.526   $ 0.087
  Net realized and unrealized
    gain (loss) on investments        0.115    (0.848)    1.158     0.027+++      0.161     (0.864)     0.762     0.385     0.220+++
                                    -------   -------   -------   -------       -------   --------   --------   -------   -------
      Total income (loss) from
         operations                 $ 0.583   $(0.422)  $ 1.624   $ 0.067      $  0.640   $ (0.426)  $  1.245   $ 0.911   $ 0.307
                                    -------   -------   -------   -------       -------   --------   --------   -------   -------
LESS DISTRIBUTIONS:
  From net investment income        $(0.468)  $(0.426)  $(0.466)  $(0.040)     $ (0.479)  $ (0.438)  $ (0.483)  $(0.526)  $(0.087)
  In excess of net investment
    income                           (0.025)   (0.071)   (0.098)   (0.017)       (0.021)    (0.076)    (0.130)   (0.120)   (0.020)
  From net realized gain on
    investment transactions           --       (0.094)    --        --            --         --        (0.022)   (0.005)    --
  In excess of net realized gain on
    investment transactions           --       (0.037)    --        --            --         --        (0.010)    --        --
                                    -------   -------   -------   -------       -------   --------   --------   -------   -------
    Total distributions             $(0.493)  $(0.628)  $(0.564)  $(0.057)     $ (0.500)  $ (0.514)  $ (0.645)  $(0.651)  $(0.107)
                                    -------   -------   -------   -------       -------   --------   --------   -------   -------
NET ASSET VALUE, end of year        $10.110   $10.020   $11.070   $10.010      $ 10.260   $ 10.120   $ 11.060   $10.460   $10.200
                                    =======   =======   =======   =======       =======   ========   ========   =======   =======
TOTAL RETURN (3)                      6.12%   (3.93)%    16.97%     0.01%         6.62%    (3.95)%     12.33%     9.16%     2.82%
RATIOS/SUPPLEMENTAL DATA*:
  Net assets, end of year (000
    omitted)                        $57,484   $55,379   $39,648   $ 3,475      $189,535   $193,420   $175,426   $72,629   $11,081
  Ratio of net expenses to average
    daily net assets (1)              1.47%     1.37%+    1.30%     1.00%+        1.50%      1.44%+     1.52%     1.36%     1.27%+
  Ratio of net investment income to
    average daily net assets          4.77%     4.44%+    4.24%     2.91%+        4.81%      4.51%+     4.42%     4.86%     4.47%+
PORTFOLIO TURNOVER (2)                --        --          28%        0%         --         --           27%       85%       10%

* For the year ended September 30, 1993 and for the period from the start of business, August 25, 1992, to September 30, 1992 (for Marathon Tennessee
  Fund), and for the year ended September 30, 1992 and for the period from the start of business, July 26, 1991, to September 30, 1991 (for Marathon Virginia
  Fund), the operating expenses of the Funds and the Portfolios may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, net investment income per share and the ratios would have been as follows:

NET INVESTMENT INCOME PER SHARE                          $0.432    $0.025                                        $0.501    $0.079
                                                         ======    ======                                        ======    ======

RATIOS (As a percentage of average
        daily net assets):
  Expenses(1)                                             1.61%     2.10%+                                        1.59%     1.68%+

  Net investment income                                   3.93%     1.81%+                                        4.63%     4.06%+

  ** For the period from the start of business, August 25, 1992, to
     September 30, 1992.
 *** For the eleven months ended August 31, 1994 (Note 8).
   + Annualized.
  ++ For the period from the start of business, July 26, 1991, to September 30,
     1991.
 +++ The per share amount is not in accord with the net realized and unrealized gain for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
 (1) Includes each Fund's share of its corresponding Portfolio's allocated expenses.
 (2) Portfolio Turnover represents the rate of portfolio activity for the period while the Funds were making investments directly in securities.
     The portfolio turnover rate for the period since the Funds transferred substantially all of their investable assets to their respective Portfolios is shown in the Portfolios' financial statements which are included elsewhere in this report.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is computed on a nonannualized basis.

                       See notes to financial statements

--------------------------------------------------------------------------------
                         Notes to Financial Statements
--------------------------------------------------------------------------------
(1) SIGNIFICANT ACCOUNTING POLICIES

Eaton Vance Municipals Trust (the Trust) is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust presently consists of sixty-three Funds, twelve of the non-diversified funds are included in these financial statements. They include EV Marathon Alabama Tax Free Fund ("Marathon Alabama Fund"), EV Marathon Arkansas Tax Free Fund ("Marathon Arkansas Fund"), EV Marathon Georgia Tax Free Fund ("Marathon Georgia Fund"), EV Marathon Kentucky Tax Free Fund ("Marathon Kentucky Fund"), EV Marathon Louisiana Tax Free Fund ("Marathon Louisiana Fund"), EV Marathon Maryland Tax Free Fund ("Marathon Maryland Fund"), EV Marathon Missouri Tax Free Fund ("Marathon Missouri Fund"), EV Marathon North Carolina Tax Free Fund ("Marathon North Carolina Fund"), EV Marathon Oregon Tax Free Fund ("Marathon Oregon Fund"), EV Marathon South Carolina Tax Free Fund ("Marathon South Carolina Fund"), EV Marathon Tennessee Tax Free Fund ("Marathon Tennessee Fund"), and EV Marathon Virginia Tax Free Fund ("Marathon Virginia Fund"). Each Fund invests all of its investable assets in interests in a separate corresponding open-end management investment company (a Portfolio), a New York Trust, having the same investment objective as its corresponding Fund. The Marathon Alabama Fund invests its assets in the Alabama Tax Free Portfolio, the Marathon Arkansas Fund invests its assets in the Arkansas Tax Free Portfolio, the Marathon Georgia Fund invests its assets in the Georgia Tax Free Portfolio, the Marathon Kentucky Fund invests its assets in the Kentucky Tax Free Portfolio, the Marathon Louisiana Fund invests its assets in the Louisiana Tax Free Portfolio, the Marathon Maryland Fund invests its assets in the Maryland Tax Free Portfolio, the Marathon Missouri Fund invests its assets in the Missouri Tax Free Portfolio, the Marathon North Carolina Fund invests its assets in the North Carolina Portfolio, the Marathon Oregon Fund invests its assets in the Oregon Tax Free Portfolio, the Marathon South Carolina Fund invests its assets in the South Carolina Tax Free Portfolio, the Marathon Tennessee Fund invests its assets in the Tennessee Tax Free Portfolio, and the Marathon Virginia Fund invests its assets in the Virginia Tax Free Portfolio. The value of each Fund's investment in its corresponding Portfolio reflects the Fund's proportionate interest in the net assets of that Portfolio (92.0%, 99.4%, 98.0%, 98.8%, 92.9%, 99.2%, 96.6%, 96.9%, 99.3%, 98.0%, 98.2%, and 99.2%, at August 31,
1995 for the Marathon Alabama Fund, Marathon Arkansas Fund, Marathon Georgia Fund, Marathon Kentucky Fund, Marathon Louisiana Fund, Marathon Maryland Fund, Marathon Missouri Fund, Marathon North Carolina Fund, Marathon Oregon Fund, Marathon South Carolina Fund, Marathon Tennessee Fund, and Marathon Virginia Fund, respectively). The performance of each Fund is directly affected by the performance of its corresponding Portfolio. The financial statements of each Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with each Fund's financial statements. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. INVESTMENT VALUATION--Valuation of securities by the Portfolios is discussed in Note 1 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report.

B. INCOME--Each Fund's net investment income consists of the Fund's pro rata share of the net investment income of its corresponding Portfolio, less all actual and accrued expenses of each Fund determined in accordance with generally accepted accounting principles.

C. FEDERAL TAXES--Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At August 31, 1995, the Funds, for federal income tax purposes had capital loss carryovers which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

The amounts and expiration dates of the capital loss carryovers are as follows:

            FUND                   AMOUNT            EXPIRES
-----------------------------    ----------     ------------------
Marathon Alabama Fund            $1,877,237        August 31, 2003
                                    362,951        August 31, 2002
                                      1,050     September 30, 2000
Marathon Arkansas Fund              561,676        August 31, 2003
                                    241,061        August 31, 2002
Marathon Georgia Fund             1,196,186        August 31, 2003
                                    151,432        August 31, 2002
Marathon Kentucky Fund            1,058,247        August 31, 2003
Marathon Louisiana Fund             278,670        August 31, 2003
Marathon Maryland Fund            1,208,914        August 31, 2003
Marathon Missouri Fund              435,519        August 31, 2003
Marathon North Carolina Fund      4,995,953        August 31, 2003
                                    451,305        August 31, 2002
                                     63,556     September 30, 2001
Marathon Oregon Fund              4,339,899        August 31, 2003
Marathon South Carolina Fund      1,317,687        August 31, 2003
                                     74,010        August 31, 2002
Marathon Tennessee Fund             195,240        August 31, 2003
Marathon Virginia Fund            2,423,779        August 31, 2003

Additionally, at August 31, 1995, net capital losses of $2,346,219, $2,200,443, $7,532,174, $2,762,731, $1,537,797, $2,993,588, $2,917,460, $7,411,597,
$3,871,018, $3,414,356, $1,850,895 and $7,632,832, for the Marathon Alabama
Fund, Marathon Arkansas Fund, Marathon Georgia Fund, Marathon Kentucky Fund, Marathon Louisiana Fund, Marathon Maryland Fund, Marathon Missouri Fund, Marathon North Carolina Fund, Marathon Oregon Fund, Marathon South Carolina Fund, Marathon Tennessee Fund, and Marathon Virginia Fund, respectively, attributable to security transactions incurred after October 31, 1994, are treated as arising on the first day of the Funds' next taxable year. Dividends paid by each Fund from net interest on tax-exempt municipal bonds allocated from its corresponding Portfolio are not includable by shareholders as gross income for federal income tax purposes because each Fund and Portfolio intend to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Funds to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

D. DEFERRED ORGANIZATION EXPENSES--Costs incurred by each Fund in connection with its organization, including registration costs, are being amortized on the straight-line basis over five years beginning on the date each Fund commenced operations.

E. DISTRIBUTION COSTS--For book purposes, commissions paid on the sale of Fund shares and other distribution costs are charged to operations. As a result of a recent Internal Revenue Service ruling, the Funds changed their tax accounting for commissions paid from charging the expense to paid-in capital to charging the expense to operations. The change had no effect on either the Fund's current yield or total return (Notes 2 and 5).

F. RECLASSIFICATION--Certain prior year amounts have been reclassified to conform to the current year presentation.

G. OTHER--Investment transactions are accounted for on a trade date basis.

--------------------------------------------------------------------------------

(2) DISTRIBUTIONS TO SHAREHOLDERS

The net income of each Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of a Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares or, at the election of the shareholders, in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statements purposes

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

During the year ended August 31, 1995, the following reclassifications were made due to permanent differences between book and tax accounting for distribution costs and certain distributions related to capital gains:

                                        MARATHON             MARATHON            MARATHON             MARATHON
                                         ALABAMA             ARKANSAS             GEORGIA             KENTUCKY
      INCREASE/(DECREASE)                 FUND                 FUND                FUND                 FUND
--------------------------------        ---------         --------------         ---------         --------------
Accumulated net realized loss on
  investment and financial
  futures transactions                  $  --               $  --                $ (5,548)          $  --
Accumulated undistributed net
  investment income                      447,777               346,813            546,942               601,569
Paid-in capital                         (447,777)             (346,813)          (552,490)             (601,569)

                                        MARATHON             MARATHON            MARATHON             MARATHON
                                        LOUISIANA            MARYLAND            MISSOURI          NORTH CAROLINA
      INCREASE/(DECREASE)                 FUND                 FUND                FUND                 FUND
--------------------------------        ---------         --------------         ---------         --------------
Accumulated net realized loss on
  investment and financial
  futures transactions                  $ (2,647)           $   (4,301)          $ (1,303)           $  --
Accumulated undistributed net
  investment income                      123,165               480,806            379,289               806,275
Paid-in capital                         (125,812)             (485,107)          (380,592)             (806,275)

                                        MARATHON             MARATHON            MARATHON             MARATHON
                                         OREGON           SOUTH CAROLINA         TENNESSEE            VIRGINIA
      INCREASE/(DECREASE)                 FUND                 FUND                FUND                 FUND
--------------------------------        ---------         --------------         ---------         --------------
Accumulated net realized loss on
  investment and financial
  futures transactions                  $(10,570)          $  --                $ (3,824)           $  --
Accumulated undistributed net
  investment income                      619,412               255,420            230,845               807,989
Paid-in capital                         (629,982)             (255,420)          (234,669)             (807,989)

Net investment income, net realized gains and net assets were not affected by these reclassifications.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

(3) SHARES OF BENEFICIAL INTEREST

The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                               MARATHON ALABAMA                             MARATHON ARKANSAS
                                                     FUND                                          FUND
                                  ------------------------------------------    ------------------------------------------
                                                  YEAR ENDED                                    YEAR ENDED
                                  ------------------------------------------    ------------------------------------------
                                  AUGUST 31,    AUGUST 31,    SEPTEMBER 30,     AUGUST 31,    AUGUST 31,    SEPTEMBER 30,
                                     1995          1994*           1993            1995          1994*          1993**
                                  -----------   -----------   --------------    -----------   -----------   --------------
Sales                              1,241,529     3,167,514       5,603,885         685,186     2,786,569       5,450,147
Issued to shareholders electing
  to
  receive payments of
  distributions in
  Fund shares                        262,695       233,307         132,023         189,639       161,980          60,441
Redemptions                       (1,432,449)     (711,097)       (128,454)     (1,116,643)     (245,910)        (85,683)
                                  ----------     ---------       ---------      ----------     ---------      ----------
       Net increase (decrease)        71,775     2,689,724       5,607,454        (241,818)    2,702,639       5,424,905
                                  ==========     =========       =========      ==========     =========       =========

                                               MARATHON GEORGIA                             MARATHON KENTUCKY
                                                     FUND                                          FUND
                                  ------------------------------------------    ------------------------------------------
                                                  YEAR ENDED                                    YEAR ENDED
                                  ------------------------------------------    ------------------------------------------
                                  AUGUST 31,    AUGUST 31,    SEPTEMBER 30,     AUGUST 31,    AUGUST 31,    SEPTEMBER 30,
                                     1995          1994*           1993            1995          1994*           1993
                                  -----------   -----------   --------------    -----------   -----------   --------------
Sales                              1,118,366     3,355,248       7,259,216       1,296,010     3,625,642       6,698,642
Issued to shareholders electing
  to
  receive payments of
  distributions in
  Fund shares                        319,177       340,835         226,214         383,359       369,461         217,995
Redemptions                       (2,878,588)   (1,145,361)       (484,606)     (1,763,810)     (719,208)       (418,949)
                                  ----------    ----------       ---------      ----------     ---------       ---------
       Net increase (decrease)    (1,441,045)    2,550,722       7,000,824         (84,441)    3,275,895       6,497,688
                                  ==========     =========       =========      ==========     =========       =========

 * For the eleven months ended August 31, 1994 (Note 8).

** For the period from the start of business, October 2, 1992, to September 30, 1993.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                              MARATHON LOUISIANA                            MARATHON MARYLAND
                                                     FUND                                          FUND
                                  ------------------------------------------    ------------------------------------------
                                                  YEAR ENDED                                    YEAR ENDED
                                  ------------------------------------------    ------------------------------------------
                                  AUGUST 31,    AUGUST 31,    SEPTEMBER 30,     AUGUST 31,    AUGUST 31,    SEPTEMBER 30,
                                     1995          1994*          1993**           1995          1994*           1993
                                  -----------   -----------   --------------    -----------   -----------   --------------
Sales                                537,770     1,324,035       1,618,021       1,391,822     3,395,967       5,828,592
Issued to shareholders electing
  to receive payments of
  distributions in Fund shares        80,245        75,761          17,753         298,558       276,002         159,603
Redemptions                         (327,579)     (112,890)        (24,424)     (2,153,497)     (681,305)       (224,314)
                                    --------     ---------       ---------      ----------     ---------       ---------
       Net increase (decrease)       290,436     1,286,906       1,611,350        (463,117)    2,990,664       5,763,881
                                    ========     =========       =========      ==========     =========       =========

                                              MARATHON MISSOURI                          MARATHON NORTH CAROLINA
                                                     FUND                                          FUND
                                  ------------------------------------------    ------------------------------------------
                                                  YEAR ENDED                                    YEAR ENDED
                                  ------------------------------------------    ------------------------------------------
                                  AUGUST 31,    AUGUST 31,    SEPTEMBER 30,     AUGUST 31,    AUGUST 31,    SEPTEMBER 30,
                                     1995          1994*           1993            1995          1994*           1993
                                  -----------   -----------   --------------    -----------   -----------   --------------
Sales                                712,633     2,271,136       4,373,612       1,686,102     3,912,532       9,134,617
Issued to shareholders electing
  to receive payments of
  distributions in Fund shares       219,344       211,893         124,344         479,532       428,741         334,227
Redemptions                       (1,297,726)     (391,617)       (105,923)     (2,567,819)     (917,372)       (540,210)
                                  ----------     ---------       ---------      ----------     ---------       ---------
       Net increase (decrease)      (365,749)    2,091,412       4,392,033        (402,185)    3,423,901       8,928,634
                                  ==========     =========       =========      ==========     =========       =========

                                               MARATHON OREGON                           MARATHON SOUTH CAROLINA
                                                     FUND                                          FUND
                                  ------------------------------------------    ------------------------------------------
                                                  YEAR ENDED                                    YEAR ENDED
                                  ------------------------------------------    ------------------------------------------
                                  AUGUST 31,    AUGUST 31,    SEPTEMBER 30,     AUGUST 31,    AUGUST 31,    SEPTEMBER 30,
                                     1995          1994*           1993            1995          1994*          1993**
                                  -----------   -----------   --------------    -----------   -----------   --------------
Sales                              1,131,231     3,978,510       7,767,637         884,786     2,526,541       4,062,612
Issued to shareholders electing
  to receive payments of
  distributions in Fund shares       397,878       442,188         231,883         134,341       122,013          43,798
Redemptions                       (2,436,297)     (963,856)       (533,913)     (1,047,426)     (588,630)       (141,783)
                                  ----------     ---------       ---------      ----------     ---------       ---------
       Net increase (decrease)      (907,188)    3,456,842       7,465,607         (28,299)    2,059,924       3,964,627
                                  ==========     =========       =========      ==========     =========       =========

                                              MARATHON TENNESSEE                            MARATHON VIRGINIA
                                                     FUND                                          FUND
                                  ------------------------------------------    ------------------------------------------
                                                  YEAR ENDED                                    YEAR ENDED
                                  ------------------------------------------    ------------------------------------------
                                  AUGUST 31,    AUGUST 31,    SEPTEMBER 30,     AUGUST 31,    AUGUST 31,    SEPTEMBER 30,
                                     1995          1994*           1993            1995          1994*           1993
                                  -----------   -----------   --------------    -----------   -----------   --------------
Sales                                754,435     1,947,543       3,237,571       2,254,165     4,034,241       9,185,856
Issued to shareholders electing
  to receive payments of
  distributions in Fund shares       144,886       149,324          48,577         501,177       461,655         352,806
Redemptions                         (743,561)     (149,757)        (50,969)     (3,388,505)   (1,253,270)       (616,966)
                                    --------     ---------       ---------      ----------    ----------       ---------
       Net increase (decrease)       155,760     1,947,110       3,235,179        (633,163)    3,242,626       8,921,696
                                    ========     =========       =========      ==========     =========       =========

 * For the eleven months ended August 31, 1994 (Note 8).

** For the period from the start of business, October 2, 1992, to September 30, 1993.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

(4) TRANSACTIONS WITH AFFILIATES

Eaton Vance Management (EVM) serves as the administrator of each Fund, but receives no compensation. The portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See
Note 2 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Funds and the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to each Fund out of such investment adviser fee. Investors Bank & Trust Company (IBT), an affiliate of EVM, serves as custodian to the Funds and the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average cash balances the Funds or the Portfolios maintain with IBT. Certain of the officers and Trustees of the Funds and Portfolios are officers and directors/trustees of the above organizations (Note 5).

--------------------------------------------------------------------------------

(5) DISTRIBUTION PLAN

Each Fund has adopted a distribution plan (the Plans) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plans require the Funds to pay the principal underwriter, Eaton Vance Distributors, Inc. (EVD), amounts equal to 1/365 of 0.75% of each Fund's daily net assets, for providing ongoing distribution services and facilities to the respective Fund. A Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% of the aggregate amount received by the Fund for shares sold plus (ii) distribution fees calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (Note 6) and amounts theretofore paid to EVD. The amount payable to EVD with respect to each day is accrued on such day as a liability of each Fund and, accordingly, reduces the Fund's net assets. For the year ended August 31, 1995, Marathon Alabama Fund, Marathon Arkansas Fund, Marathon Georgia Fund, Marathon Kentucky Fund, Marathon Louisiana Fund, Marathon Maryland Fund, Marathon Missouri Fund, Marathon North Carolina Fund, Marathon Oregon Fund, Marathon South Carolina Fund, Marathon Tennessee Fund, and Marathon Virginia Fund, paid or accrued $788,932, $602,799, $931,910, $1,048,842, $224,688, $845,760, $667,042,
$1,405,043, $1,083,821, $442,983, $414,636 and $1,415,731, respectively, to or payable to EVD, representing 0.75% (annualized) of average daily net assets. At August 31, 1995, the amount of Uncovered Distribution Charges of EVD calculated under the Plans for Marathon Alabama Fund, Marathon Arkansas Fund, Marathon Georgia Fund, Marathon Kentucky Fund, Marathon Louisiana Fund, Marathon Maryland Fund, Marathon Missouri Fund, Marathon North Carolina Fund, Marathon Oregon Fund, Marathon South Carolina Fund, Marathon Tennessee Fund, and Marathon Virginia Fund were approximately $4,287,000, $3,364,000, $4,634,000, $5,401,000,
$1,388,000, $4,520,000, $3,461,000, $7,188,000, $5,529,000, $2,527,000,
$2,357,000 and $7,026,000, respectively.

In addition, the Plans authorize the Funds to make payments of service fees to the Principal Underwriter, Authorized Firms and other persons in amounts not exceeding 0.25% of each Fund's average daily net assets for any fiscal year. The Trustees' have initially implemented the Plans by authorizing the Funds to make quarterly service fee payments to the Principal Underwriter and Authorized Firms in amounts not expected to exceed 0.20% per annum of each Fund's average daily net assets based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. For the year ended August 31, 1995, Marathon Alabama Fund, Marathon Arkansas Fund, Marathon Georgia Fund, Marathon Kentucky Fund, Marathon Louisiana Fund, Marathon Maryland Fund, Marathon Missouri Fund, Marathon North Carolina Fund, Marathon Oregon Fund, Marathon South Carolina Fund, Marathon Tennessee Fund and Marathon Virginia Fund paid or accrued service fees to or payable to EVD in the amount of $147,549, $108,567, $178,805, $201,042, $35,864, $153,640, $131,396, $285,584, $199,608, $78,666, $67,857 and
$271,986, respectively. Service fee payments are made for personal services and/or maintenance of shareholder accounts. Service fees paid to EVD and authorized firms are separate and distinct from the sales commissions and distribution fees payable by each Fund to EVD, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD.

Certain officers and Trustees of the Fund are officers or directors of EVD.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

(6) CONTINGENT DEFERRED SALES CHARGE

A contingent deferred sales charge (CDSC) is imposed on any redemption of Fund shares made within six years of purchase. Generally the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase declining one percentage point each subsequent year. No CDSC is levied on shares which have been sold to EVD or its affiliates or to their respective employees or clients. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan. CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $328,000, $312,000, $827,000, $466,000,
$78,000, $511,000, $279,000, $575,000, $666,000, $359,000, $235,000 and
$104,000, respectively, of CDSC paid by shareholders of Marathon Alabama Fund, Marathon Arkansas Fund, Marathon Georgia Fund, Marathon Kentucky Fund, Marathon Louisiana Fund, Marathon Maryland Fund, Marathon Missouri Fund, Marathon North Carolina Fund, Marathon Oregon Fund, Marathon South Carolina Fund, Marathon Tennessee Fund and Marathon Virginia Fund, respectively, for the year ended August 31, 1995.

--------------------------------------------------------------------------------
(7) INVESTMENT TRANSACTIONS

Increases and decreases in each Fund's investment in its corresponding Portfolio for the year ended August 31, 1995 were as follows:

                                                   MARATHON          MARATHON           MARATHON          MARATHON
                                                    ALABAMA          ARKANSAS           GEORGIA           KENTUCKY
                                                     FUND              FUND               FUND              FUND
                                                  -----------       -----------       ------------       -----------
Increases                                         $13,574,937       $7,277,215        $11,478,624        $13,139,345
Decreases                                          18,599,105       14,087,076         32,307,290         22,151,078

                                                                                                          MARATHON
                                                   MARATHON          MARATHON           MARATHON            NORTH
                                                   LOUISIANA         MARYLAND           MISSOURI          CAROLINA
                                                     FUND              FUND               FUND              FUND
                                                  -----------       -----------       ------------       -----------
Increases                                         $ 5,691,144       $14,392,351       $ 7,450,617        $17,365,009
Decreases                                           4,488,942       25,216,950         16,264,082         31,826,299

                                                                     MARATHON
                                                   MARATHON            SOUTH            MARATHON          MARATHON
                                                    OREGON           CAROLINA          TENNESSEE          VIRGINIA
                                                     FUND              FUND               FUND              FUND
                                                  -----------       -----------       ------------       -----------
Increases                                         $11,799,848       $8,880,034        $ 7,637,686        $23,694,620
Decreases                                          28,803,778       12,416,179          9,340,844         40,291,072

--------------------------------------------------------------------------------
(8) CHANGE IN FISCAL YEAR

The Funds changed their fiscal year end from September 30, to August 31, effective August 31, 1994.
                                       44

--------------------------------------------------------------------------------
                          Independent Auditors' Report
--------------------------------------------------------------------------------
TO THE TRUSTEES AND SHAREHOLDERS OF
  EATON VANCE MUNICIPALS TRUST:

We have audited the accompanying statements of assets and liabilities of EV Marathon Alabama Tax Free Fund, EV Marathon Arkansas Tax Free Fund, EV Marathon Georgia Tax Free Fund, EV Marathon Kentucky Tax Free Fund, EV Marathon Louisiana Tax Free Fund, EV Marathon Maryland Tax Free Fund, EV Marathon Missouri Tax Free Fund, EV Marathon North Carolina Tax Free Fund, EV Marathon Oregon Tax Free Fund, EV Marathon South Carolina Tax Free Fund, EV Marathon Tennessee Tax Free Fund and EV Marathon Virginia Tax Free Fund (the Funds) (certain of the series of Eaton Vance Municipals Trust) as of August 31, 1995, and the related statements of operations for the year then ended, the statements of changes in net assets for the years ended August 31, 1995 and 1994 and the year ended September 30, 1993, and the financial highlights for each of the years in the five-year period ended August 31, 1995. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the aforementioned funds of Eaton Vance Municipals Trust at August 31, 1995, the results of their operations, the changes in their net assets and their financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

                                                                        DELOITTE
& TOUCHE LLP

BOSTON, MASSACHUSETTS
SEPTEMBER 29, 1995

--------------------------------------------------------------------------------
                           Alabama Tax Free Portfolio
                   Portfolio of Investments - August 31, 1995
--------------------------------------------------------------------------------
                         TAX-EXEMPT INVESTMENTS - 100%
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY             VALUE
----------------------------------------------------------------
                              ELECTRIC UTILITIES - 3.0%
NR        BBB        $  500   Guam Power Authority,
                              6.625%, 10/1/14            $    511,180
Baa1      A-            500   Puerto Rico Electric Power
                              Authority, 7.00%, 7/1/07        537,105
Baa1      A-            500   Puerto Rico Electric Power
                              Authority, 6.375%, 7/1/24       508,735
Baa1      A-            935   Puerto Rico Electric Power
                              Authority, 6.00%, 7/1/16        929,409
Baa1      A-          1,000   Puerto Rico Electric Power
                              Authority, 6.00%, 7/1/10      1,008,360
                                                         ------------
                                                         $  3,494,789
                                                         ------------
                              ESCROWED - 4.6%
NR        AA         $  500   Birmingham City, Alabama
                              Improvement Warrants,
                              6.60%, 7/1/17              $    560,295
NR        BBB         2,000   Gadsden City, Alabama
                              Medical Clinic Board
                              (Baptist Hospital), 7.80%,
                              11/1/21                       2,375,560
NR        BBB           350   Gadsden City, Alabama
                              Medical Clinic Board
                              (Baptist Hospital), 7.60%,
                              11/1/08                         412,006
Aaa       AAA           250   Tuscaloosa County, Alabama
                              Limited Obligation-Capital
                              Outlay Warrants (AMBAC),
                              6.50%, 2/1/15                   270,793
Aa        NR          1,600   University of Alabama-
                              Birmingham Medical &
                              Educational Foundation
                              Housing, 7.00%, 12/1/19       1,788,944
                                                         ------------
                                                         $  5,407,598
                                                         ------------
                              GENERAL OBLIGATIONS - 6.5%
A1        AA         $1,500   Birmingham, Alabama
                              U.T.G.O., 5.75%, 4/1/19    $  1,452,930
A1        AA          1,000   Birmingham, Alabama
                              U.T.G.O., 5.75%, 6/1/16         982,080
Baa1      A           2,000   Puerto Rico U.T.G.O.,
                              6.50%, 7/1/23                 2,059,260
Baa1      A           1,980   Puerto Rico Public
                              Buildings Authority,
                              5.75%, 7/1/15                 1,907,314
Baa1      A           1,000   Puerto Rico Public
                              Buildings Authority,
                              5.50%, 7/1/21                   919,960
NR        NR            250   Virgin Islands, Public
                              Finance Authority, 7.25%,
                              10/1/18                         262,505
                                                         ------------
                                                         $  7,584,049
                                                         ------------
                              HEALTH CARE - 4.2%
A1        A+         $2,000   DCH Healthcare, Alabama
                              5.75%, 6/1/23              $  1,888,860
NR        NR            325   Fairhope City, Alabama
                              Midtown Medical Clinic
                              Board (Beverly
                              Enterprises), 6.375%,
                              6/1/09                          301,542
Baa       BBB         2,000   Marshall County, Alabama
                              Health Care, 7.00%, 1/1/20    1,997,400

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY             VALUE
----------------------------------------------------------------
NR        NR            670   Mobile City, Alabama
                              Second Medical Clinic
                              Board (Beverly
                              Enterprises), 7.00%,
                              4/1/07                          651,883
                                                         ------------
                                                         $  4,839,685
                                                         ------------
                              HOSPITALS - 5.1%
Baa       NR         $1,000   Cullman, Alabama Medical
                              Clinic Board (Cullman
                              Regional Medical Center),
                              6.50%, 2/15/23             $    947,460
Baa1      NR          3,550   Jasper City, Alabama
                              Medical Clinic Board
                              (Walker Regional Medical
                              Center), 6.375%, 7/1/18
                              (2)                           3,530,582
A         A           1,000   Montgomery City, Alabama
                              Medical Clinic Board
                              (Jackson Hospital), 7.00%,
                              3/1/15                        1,044,270
Baa       BBB           430   Troy City, Alabama
                              Hospital Building
                              Authority, 7.375%, 5/1/12       450,192
                                                         ------------
                                                         $  5,972,504
                                                         ------------
                              HOUSING - 2.6%
Aaa       NR         $3,000   Alabama HFA Single Family
                              Mortgage (GNMA/FNMA),
                              6.60%, 4/1/19              $  3,036,180
                                                         ------------
                              INDUSTRIAL DEVELOPMENT
                              REVENUE/POLLUTION CONTROL
                              REVENUE - 12.7%
Baa1      BBB        $1,200   Courtland, Alabama
                              (Champion International
                              Corporation), 7.20%,
                              12/1/13                    $  1,298,760
Baa1      BBB         5,500   Courtland, Alabama
                              (Champion International
                              Corporation), 5.90%,
                              2/1/17                        5,311,790
Baa3      NR          1,000   Jackson, Alabama (Boise
                              Cascade), 7.875%, 8/1/00      1,037,310
Baa3      BBB-        2,000   Mobile, Alabama Industrial
                              Development Board (Solid
                              Waste), 6.95%, 1/1/20         2,045,340
Aa2       AA          3,000   Mobile County, Alabama
                              Pollution Control, 6.00%,
                              12/1/14                       3,048,690
Baa3      BB+         1,000   Puerto Rico Port Authority
                              (American Airlines),
                              (AMT), 6.30%, 6/1/23            992,100
A3        A-          1,000   Selma, Alabama, Industrial
                              Development Board (Solid
                              Waste), International
                              Paper Co., 6.00%, 12/1/17       997,450
                                                         ------------
                                                         $ 14,731,440
                                                         ------------
                              INSURED EDUCATION - 8.5%
Aaa       AAA        $1,000   Alabama A&M University
                              (MBIA), 6.375%, 11/1/09    $  1,059,150
Aaa       AAA         1,770   Alabama A&M University
                              (MBIA), 5.75%, 11/1/14        1,755,645

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY             VALUE
---------------------------------------------------------------------
                              INSURED EDUCATION - (CONTINUED)
Aaa       AAA         3,750   Alabama A&M University
                              (MBIA), 5.50%, 11/1/20        3,559,013
Aaa       AAA         4,000   University of Alabama
                              (MBIA), 5.00%, 6/1/16         3,554,680
                                                         ------------
                                                         $  9,928,488
                                                         ------------
                              INSURED ELECTRIC UTILITIES - 2.1%
Aaa       AAA        $  250   Puerto Rico Electric Power
                              Authority (STRIPES) (FSA),
                              Variable, 7/1/03 (1)       $    279,153
Aaa       AAA         2,000   Wilsonville, Alabama
                              Industrial Development
                              Board (MBIA), 6.75%,
                              2/1/15                        2,122,760
                                                         ------------
                                                         $  2,401,913
                                                         ------------
                              INSURED GENERAL OBLIGATION - 3.7%
Aaa       AAA        $  500   Fairfield City, Alabama
                              U.T.G.O. (AMBAC), 6.30%,
                              6/1/22                     $    518,975
Aaa       AAA         3,250   Madison City, Alabama
                              (MBIA), 6.00%, 2/1/24         3,269,760
Aaa       AAA           500   Troy City, Alabama (CAPG),
                              6.60%, 6/1/12                   526,725
                                                         ------------
                                                         $  4,315,460
                                                         ------------
                              INSURED HEALTH CARE - 1.8%
Aaa       AAA        $2,000   Huntsville, Alabama Health
                              Care Facilities (MBIA),
                              6.50%, 6/1/13              $  2,097,440
                                                         ------------
                              INSURED HOSPITAL - 6.4%
Aaa       AAA        $2,500   Birmingham, Alabama
                              Baptist Medical Center
                              (MBIA), 5.875%, 11/15/20   $  2,459,400
Aaa       AAA         2,500   Birmingham, Alabama
                              Baptist Medical Center
                              (MBIA), 6.00%, 11/15/24       2,482,700
Aaa       AAA         1,000   East Alabama Health Care
                              Facilities (MBIA), 5.25%,
                              9/1/23                          906,400
Aaa       AAA         1,000   Houston County, Southeast
                              Alabama Medical Center
                              (MBIA), 5.75%, 10/1/22          974,520
Aaa       AAA           750   University of Alabama
                              Revenue (MBIA), 5.00%,
                              10/1/14                         674,100
                                                         ------------
                                                         $  7,497,120
                                                         ------------
                              INSURED INDUSTRIAL
                              DEVELOPMENT REVENUE/
                              POLLUTION CONTROL REVENUE - 4.4%
Aaa       AAA        $3,000   Columbia, Alabama (AL
                              Power Company) (AMBAC),
                              6.50%, 9/1/23              $  3,107,940

Aaa       AAA         2,000   West Jefferson, Alabama
                              Industrial Development
                              (MBIA), 6.05%, 5/1/23         2,004,620
                                                         ------------
                                                         $  5,112,560
                                                         ------------
                              INSURED LEASE/CERTIFICATE
                              OF PARTICIPATION - 3.9%
Aaa       AAA        $4,700   Montgomery, Alabama
                              Downtown Redevelopment
                              Authority Mortgage (MBIA),
                              5.50%, 10/1/13             $  4,497,571
                                                         ------------
                              INSURED
                              MISCELLANEOUS - 0.4%
Aaa       AAA        $1,950   Jefferson County, Alabama
                              Birmingham-Jefferson Civic
                              Center (MBIA), 0%, 9/1/18  $    492,180
                                                         ------------
                              INSURED SOLID WASTE - 4.0%
Aaa       AAA        $4,000   Huntsville, Alabama Solid
                              Waste Disposal (FGIC)
                              (AMT), 7.00%, 10/1/14      $  4,271,480
Aaa       AAA           350   Huntsville, Alabama Solid
                              Waste Disposal (FGIC)
                              (AMT), 7.00%, 10/1/08           382,316
                                                         ------------
                                                         $  4,653,796
                                                         ------------
                              INSURED TRANSPORTATION - 4.3%
Aaa       AAA        $3,475   Birmingham, Alabama
                              Airport Authority (AMBAC),
                              5.25%, 7/1/20              $  3,186,471
Aaa       AAA         2,000   Birmingham, Alabama
                              Airport Authority (AMBAC)
                              (AMT), 5.375%, 7/1/23         1,821,660
                                                         ------------
                                                         $  5,008,131
                                                         ------------
                              INSURED WATER & SEWER - 17.2%
Aaa       AAA        $2,750   Alabama Water Pollution
                              Control Authority
                              (Jefferson County)
                              (AMBAC), 5.50%, 2/15/16    $  2,623,363
Aaa       AAA         2,500   Alabama Water Pollution
                              Control Authority (AMBAC),
                              5.00%, 8/15/15                2,254,400
Aaa       AAA         1,100   Gulf Shores, Alabama Water
                              and Sewer (AMBAC), 6.50%,
                              2/1/15                        1,156,001
Aaa       AAA         2,360   Limestone County, Alabama
                              Water Authority (FGIC),
                              5.25%, 12/1/20                2,159,707
Aaa       AAA           500   Northeast, Alabama Water,
                              Sewer and Fire Protection
                              (AMBAC), 5.70%, 5/1/23          487,065
Aaa       AAA         3,075   Prichard City, Alabama
                              Water and Sewer (AMBAC),
                              6.125%, 11/15/14              3,148,460
Aaa       AAA         6,000   Scottsboro, Alabama Water,
                              Sewer and Gas (AMBAC),
                              6.50%, 12/1/14                6,361,020

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY             VALUE
---------------------------------------------------------------------
                              INSURED WATER & SEWER - (CONTINUED)
Aaa       AAA           750   West Morgan-East Lawrence,
                              Alabama Water Authority
                              (FGIC), 6.00%, 5/1/22           754,200
Aaa       AAA         1,000   West Morgan-East Lawrence,
                              Alabama Water Authority
                              (FSA), 6.85%, 8/15/25         1,077,410
                                                         ------------
                                                         $ 20,021,626
                                                         ------------
                              MISCELLANEOUS - 0.1%
A         A          $  100   Tennessee Valley, Alabama
                              Exhibit Commission, 6.70%,
                              6/1/10                     $    107,061
                                                         ------------
                              SPECIAL TAX REVENUE - 2.4%
Baa1      A          $1,000   Puerto Rico Highway and
                              Transportation, 5.50%,
                              7/1/15                     $    950,160
Baa1      A           1,800   Puerto Rico Highway and
                              Transportation, 6.625%,
                              7/1/18                        1,878,480
                                                         ------------
                                                         $  2,828,640
                                                         ------------
                              TRANSPORTATION - 0.9%
NR        BBB        $1,000   Guam Airport Authority,
                              6.70%, 10/1/23             $  1,007,200
                                                         ------------
                              WATER AND SEWER - 1.2%
NR        NR         $1,500   Moulton City, Alabama
                              Water, 6.30%, 1/1/18       $  1,444,425
                                                         ------------
                              TOTAL TAX-EXEMPT
                              INVESTMENTS
                              (IDENTIFIED COST,
                              $112,610,415)              $116,479,856
                                                         ============

(1) The above designated securities have been issued as inverse floater bonds.
(2) Security has been segregated to cover margin requirements for open financial futures contracts.

The Portfolio invests primarily in debt securities issued by Alabama municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 1995, 56.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 0.5% to 27.3% of total investments.

                       See notes to financial statements

--------------------------------------------------------------------------------
                          Arkansas Tax Free Portfolio
                   Portfolio of Investments - August 31, 1995
--------------------------------------------------------------------------------
                         TAX-EXEMPT INVESTMENTS - 100%
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY              VALUE
---------------------------------------------------------------------
                              EDUCATION - 3.2%
A1        NR         $1,750   University of Arkansas
                              Board of Trustees, 7.20%,
                              12/1/10 (2)                 $ 1,923,338
A         NR            610   Arkansas State Student Loan
                              Authority, 7.25%, 6/1/09        666,193
                                                          -----------
                                                          $ 2,589,531
                                                          -----------
                              ELECTRIC UTILITIES - 9.2%
A         NR         $1,750   Conway, Arkansas Electric,
                              5.70%, 8/1/09               $ 1,764,368
NR        BBB         1,250   Guam Power Authority,
                              5.25%, 10/1/13                1,123,200
NR        BBB         1,250   Guam Power Authority,
                              5.25%, 10/1/23                1,072,300
Baa2      BBB         1,500   Independence, Arkansas PCR
                              (AR Power & Light), 6.25%,
                              1/1/21                        1,507,470
Baa2      BBB-          750   Jefferson, Arkansas PCR (AR
                              Power & Light), 6.125%,
                              10/1/07                         750,225
Baa2      BBB           550   Jefferson, Arkansas PCR (AR
                              Power & Light), 6.30%,
                              6/1/18                          564,174
Baa2      BBB           500   Pope, Arkansas PCR (AR
                              Power & Light), 6.30%,
                              12/1/16                         510,100
Baa1      A-            500   Puerto Rico Electric Power
                              Authority, 0%, 7/1/17           132,214
                                                          -----------
                                                          $ 7,424,051
                                                          -----------
                              ESCROWED - 3.4%
Aaa       AAA        $  500   Arkansas DFA Wastewater
                              System (MBIA), 7.00%,
                              6/1/14                      $   567,760
Aaa       NR            650   Arkansas State Waste
                              Disposal and Pollution
                              Abatement U.T.G.O., 6.25%,
                              7/1/22                          714,110
Aaa       AAA           500   Harrison, Arkansas Single
                              Family Mortgage (FGIC),
                              7.40%, 9/1/11                   574,114
Aaa       AAA           750   Puerto Rico Public
                              Buildings Authority 6.875%,
                              7/1/21                          861,848
                                                          -----------
                                                          $ 2,717,832
                                                          -----------
                              GENERAL OBLIGATIONS - 8.2%
Aa        AA         $  750   Arkansas State College
                              Savings, 0%, 6/1/13         $   273,465
Aa        AA          2,750   Arkansas State College
                              Savings, 0%, 6/1/14             938,658
Baa1      A           1,000   Puerto Rico Public
                              Improvement, 5.25%, 7/1/18      901,610
Baa1      A           2,000   Puerto Rico Commonwealth
                              Unlimited Tax 5.50%, 7/1/13   1,901,760
Baa1      A           2,000   Puerto Rico Public
                              Buildings Authority, 5.50%,
                              7/1/21                        1,839,920
NR        NR            750   Virgin Island, Public
                              Finance Authority, 7.25%,
                              10/1/18                         787,515
                                                          -----------
                                                          $ 6,642,928
                                                          -----------
                              HOSPITALS - 14.8%
Aa        AA         $3,000   Arkansas DFA (Sisters of
                              Mercy), 5.00%, 6/1/19       $ 2,664,180
Baa       NR            700   Baxter, Arkansas Hospital
                              Improvement, 7.25%, 9/1/07      744,611
Baa       NR            750   Baxter, Arkansas Hospital
                              Improvement, 7.50%, 9/1/21      800,970
NR        A+          1,125   Little Rock, Arkansas
                              (Baptist Medical Center),
                              6.80%, 11/1/05                1,256,108
NR        A+          2,250   Little Rock, Arkansas
                              (Baptist Medical Center),
                              5.50%, 9/1/15                 2,137,545
NR        A           1,000   Little Rock, Arkansas
                              (Baptist Medical
                              Center-Parkway Village),
                              7.00%, 10/1/17                1,064,340
NR        A-          2,250   Pulaski, Arkansas
                              (Children's Hospital),
                              6.20%, 3/1/22                 2,253,150
A1        AA          1,000   Sebastian, Arkansas (Sparks
                              Regional Medical Center),
                              5.60%, 4/1/06                 1,026,020
                                                          -----------
                                                          $11,946,924
                                                          -----------
                              HOUSING - 11.7%
NR        AAA        $2,400   Arkansas DFA Single Family
                              Mortgage (GNMA, AMT),
                              5.80%, 6/1/25               $ 2,230,272
NR        AAA           765   Arkansas DFA Single Family
                              Mortgage (GNMA, AMT),
                              7.85%, 12/1/21                  809,592
NR        AAA         1,000   Arkansas DFA Single Family
                              Mortgage (GNMA/FNMA, AMT),
                              6.35%, 7/1/22                   999,880
NR        AAA         1,000   Arkansas DFA Single Family
                              Mortgage (GNMA/FNMA),
                              6.60%, 7/1/17                 1,032,200
NR        AAA         1,500   Arkansas DFA Single Family
                              Mortgage (GNMA/FNMA, AMT),
                              6.80%, 1/1/22                 1,547,790
NR        AAA           740   Arkansas DFA Single Family
                              Mortgage (GNMA/FNMA),
                              6.70%, 7/1/27                   746,519
NR        AAA         1,000   Arkansas DFA Single Family
                              Mortgage (GNMA, AMT),
                              7.45%, 1/1/27                 1,077,470
A         NR          3,000   Arkansas DFA Compound
                              Accretion, 0%, 12/1/11          974,010
                                                          -----------
                                                          $ 9,417,733
                                                          -----------
                              INDUSTRIAL DEVELOPMENT
                              REVENUE/POLLUTION CONTROL
                              REVENUE - 13.2%
Baa2      BBB        $2,350   Baxter, Arkansas (Aeroquip
                              Corporation), 5.80%,
                              10/1/13                     $ 2,280,816
A1        AA-         2,500   Blythesville, Arkansas
                              (Nucor Corporation), (AMT),
                              6.90%, 12/1/21                2,653,825
A3        A-            755   Gurdon, Arkansas
                              (International Paper),
                              5.75%, 2/1/08                   755,627
A1        AA-         1,000   Jonesboro, Arkansas
                              (Anheuser-Busch), 6.50%,
                              11/15/12                      1,074,290

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY              VALUE
---------------------------------------------------------------------
                              INDUSTRIAL DEVELOPMENT REVENUE/
                              POLLUTION CONTROL REVENUE - (CONTINUED)
NR        A-            550   Pine Bluff, Arkansas
                              (International Paper),
                              (AMT), 5.55%, 10/1/17           517,347
A2        NR            750   Puerto Rico IME (American
                              Home Products), 5.10%,
                              12/1/18                         670,215
Baa3      BB+         2,740   Puerto Rico Ports Authority
                              (American Airlines) (AMT),
                              6.30%, 6/1/23                 2,718,353
                                                          -----------
                                                          $10,670,473
                                                          -----------
                              INSURED ELECTRIC UTILITIES - 7.5%
Aaa       AAA        $  500   Independence, Arkansas PCR
                              (AR Power & Light) (FSA),
                              6.25%, 1/1/21               $   519,265
Aaa       AAA           250   North Little Rock, Arkansas
                              Electric System (MBIA),
                              6.50%, 7/1/10                   271,900
Aaa       AAA         3,390   North Little Rock, Arkansas
                              Electric System (MBIA),
                              6.50%, 7/1/15                 3,722,016
Aaa       AAA           450   Puerto Rico Electric Power
                              Authority (STRIPES) (FSA),
                              Variable, 7/1/03 (1)            502,475
Aaa       AAA         1,000   West Memphis, Arkansas
                              Public Utilities (MBIA),
                              6.60%, 1/1/09                 1,073,250
                                                          -----------
                                                          $ 6,088,906
                                                          -----------
                              INSURED GENERAL OBLIGATIONS - 7.0%
Aaa       AAA        $1,610   Jonesboro, Arkansas School
                              District (AMBAC), 6.125%,
                              2/1/15                      $ 1,629,352
Aaa       AAA         3,000   Springdale, Arkansas School
                              District (AMBAC), 5.125%,
                              6/1/16                        2,760,630
Aaa       AAA           680   White Hall, Arkansas School
                              District (AMBAC), 4.75%,
                              4/1/12                          620,140
Aaa       AAA           710   White Hall, Arkansas School
                              District (AMBAC), 4.75%,
                              4/1/13                          645,248
                                                          -----------
                                                          $ 5,655,370
                                                          -----------
                              INSURED HEALTH CARE - 1.1%
Aaa       AAA        $  400   Saline, Arkansas Healthcare
                              (Evan Lutheran Good
                              Samaritan) (AMBAC), 5.80%,
                              5/1/11                      $   394,280
Aaa       AAA           500   Saline, Arkansas Healthcare
                              (Evan Lutheran Good
                              Samaritan) (AMBAC), 6.00%,
                              6/1/18                          513,665
                                                          -----------
                                                          $   907,945
                                                          -----------
                              INSURED TRANSPORTATION - 0.6%
Aaa       AAA        $  500   Little Rock, Arkansas
                              Airport (MBIA), 6.00%,
                              11/1/14                     $   508,370
                                                          -----------
                              INSURED WATER & SEWER - 7.2%
Aaa       AAA        $1,670   Arkansas DFA Wastewater
                              System (MBIA), 5.40%,
                              12/1/15                     $ 1,598,541
Aaa       AAA         1,680   Arkansas DFA Wastewater
                              System (MBIA), 5.00%,
                              12/1/08                       1,621,502
Aaa       AAA         2,000   Arkansas DFA Wastewater
                              System (MBIA), 5.00%,
                              6/1/15                        1,821,960
Aaa       AAA           300   Beaver, Arkansas Water
                              District (MBIA), 5.85%,
                              11/15/08                        312,741
Aaa       AAA           500   Jonesboro, Arkansas Water
                              and Light (AMBAC), 5.25%,
                              12/1/13                         477,915
                                                          -----------
                                                          $ 5,832,659
                                                          -----------
                              MISCELLANEOUS - 2.9%
A         NR         $2,000   Little Rock, Arkansas Hotel
                              and Restaurant Gross
                              Receipts Tax, 7.375%,
                              8/1/15                      $ 2,329,700
                                                          -----------
                              SPECIAL TAX REVENUE - 3.2%
Baa1      A          $3,000   Puerto Rico Highway and
                              Transportation, 5.00%,
                              7/1/22                      $ 2,591,430
                                                          -----------
                              WATER & SEWER REVENUE - 6.8%
NR        NR         $  800   Conway, Arkansas Water,
                              5.40%, 5/1/11               $   772,880
NR        NR          1,250   Cross, Arkansas Rural
                              Water, 5.75%, 4/1/18          1,254,574
A1        NR          2,000   Little Rock, Arkansas
                              Sewer, 5.50%, 8/1/14          1,933,740
NR        NR          1,500   South Sebastian, Arkansas
                              Water, 6.15%, 6/1/23          1,534,815
                                                          -----------
                                                          $ 5,496,009
                                                          -----------
                              TOTAL TAX-EXEMPT
                              INVESTMENTS
                              (IDENTIFIED COST,
                              $79,275,204)                $80,819,861
                                                          ===========

(1) The above designated securities have been issued as inverse floater bonds.
(2) Security has been segregated to cover margin requirements for open financial futures contracts.

The Portfolio invests primarily in debt securities issued by Arkansas municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 1995, 23.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 0.7% to 6.1% of total investments.

                       See notes to financial statements

--------------------------------------------------------------------------------
                           Georgia Tax Free Portfolio
                   Portfolio of Investments - August 31, 1995
--------------------------------------------------------------------------------
                         TAX-EXEMPT INVESTMENTS - 100%
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY             VALUE
---------------------------------------------------------------------
                              EDUCATION - 5.6%
Aa1       AA-        $3,000   Dekalb County Georgia,
                              Emory University, 6.00%,
                              10/1/14                    $  3,058,170
Aa        AA-         3,425   Private Colleges and
                              Universities Authority,
                              Agnes Scott College,
                              5.625%, 6/1/23                3,324,100
Aa1       AA-           310   Private Colleges and
                              Universities Authority,
                              Emory University, 6.40%,
                              10/1/23                         321,628
                                                         ------------
                                                         $  6,703,898
                                                         ------------
                              ESCROWED - 0.2%
Aaa       AAA        $  250   Cherokee County, Georgia,
                              Water and Sewer, (MBIA),
                              6.90%, 8/1/18              $    279,650
                                                         ------------
                              GENERAL
                              OBLIGATIONS - 15.0%
Aa        AA-        $  300   Alpharetta, Georgia,
                              6.50%, 5/1/10              $    331,482
Aa        AA          3,350   Atlanta, Georgia, 6.10%,
                              12/1/19                       3,398,575
Aa        AA          2,000   Atlanta, Georgia, 6.125%,
                              12/1/23                       2,024,880
Aa        AA          3,000   Atlanta, 6.25%, 10/1/12       3,111,120
Aa        AA          1,650   Atlanta, 6.25%, 10/1/16       1,699,351
A1        NR            150   Cherokee County School
                              District, 6.375%, 6/1/7         160,494
Aa        AA          1,000   Downtown Savannah
                              Authority Georgia Revenue,
                              5.00%, 1/1/11                   931,930
Aa        AA-           250   Clayton County, Georgia,
                              Solid Waste, 6.50%, 2/1/12      264,043
Aa        AA          1,000   Fulton County School
                              District, 5.60%, 1/1/13         983,590
Aaa       AA+           500   Georgia, 6.30%, 3/1/08          553,930
Aa1       AA+         1,480   Gwinnett County, Georgia,
                              Water and Sewerage, 6.50%,
                              8/1/06                        1,491,618
A         A             450   Paulding County School
                              District, 6.625%, 2/1/08        495,477
Baa1      A           1,000   Puerto Rico, 5.75%, 7/1/15      963,290
NR        NR          1,400   Virgin Island, 7.25%,
                              10/1/18                       1,470,028
                                                         ------------
                                                         $ 17,879,808
                                                         ------------
                              HOSPITALS - 10.5%
Baa1      NR         $4,250   Fulco Hospital, Georgia
                              Baptist, 6.375%, 9/1/22    $  3,973,495
A         NR          5,040   Savannah, Georgia, St.
                              Joseph's Hospital, 6.20%,
                              7/1/23                        4,877,460
NR        BBB         1,285   Toombs County, Dr. John M.
                              Meadows Memorial Hospital,
                              7.00%, 12/1/17                1,262,088
NR        BBB+        2,750   Tri City Hospital, 6.375%,
                              7/1/16                        2,449,947
                                                         ------------
                                                         $ 12,562,990
                                                         ------------
                              HOUSING - 13.9%
NR        AAA        $4,000   Fulton County, HFA, (AMT),
                              6.64%, 3/1/28              $  4,031,960
Aa        NR          1,450   Georgia HFA, (AMT),
                              6.875%, 12/1/20               1,495,342
Aa        AA+           395   Georgia Resource
                              Authority, SFMR, (FHA),
                              7.50%, 6/1/17                   419,569
Aa        AA          2,500   Georgia HFA, (FHA Insured
                              or VA Guaranteed), (AMT),
                              6.70%, 12/1/25                2,558,500
Aa        AA+         1,500   Georgia HFA, (AMT), 7.05%,
                              12/1/20                       1,567,290
Aa        AA+         2,380   Georgia HFA, (AMT),
                              7.125%, 12/1/26               2,491,169
Aa        AA+         4,000   Georgia HFA, (AMT), 6.55%,
                              12/1/27                       4,006,320
                                                         ------------
                                                         $ 16,570,150
                                                         ------------
                              INDUSTRIAL DEVELOPMENT
                              AUTHORITY - 5.6%
A1        AA-        $1,000   Cartersville, Georgia,
                              Anheuser-Busch, (AMT),
                              7.375%, 5/1/09             $  1,157,340
A2        NR          1,000   Puerto Rico IME, American
                              Home, 5.10%, 12/1/18            893,620
A1        A-            750   Savannah Union Camp
                              Corporation, 6.80%, 2/1/12      806,258
NR        NR          1,250   Savannah Economic
                              Development, (AMT), 9.00%,
                              1/1/15                        1,332,375
NR        AA-           500   Savannah, Hershey Foods,
                              6.60%, 6/1/12                   532,700
NR        AA-         2,000   Vienna, Cargill Project,
                              6.00%, 9/1/14                 2,002,940
                                                         ------------
                                                         $  6,725,233
                                                         ------------
                              INSURED GENERAL
                              OBLIGATIONS - 4.0%
Aaa       AAA        $2,990   Houston County School
                              District, (MBIA), 5.375%,
                              3/1/11                     $  2,858,291
Aaa       AAA         1,350   Jackson County School
                              District, (MBIA), 6.00%,
                              7/1/14                        1,369,170
Aaa       AAA           500   Puerto Rico, Public
                              Improvement Bonds of 1992,
                              (AMBAC), Variable, 7/1/15
                              (1)                             505,850
                                                         ------------
                                                         $  4,733,311
                                                         ------------
                              INSURED HOSPITAL - 13.2%
Aaa       AAA        $  675   Chatham County, Memorial
                              Medical Center, (MBIA),
                              7.00%, 1/1/21              $    723,424
Aaa       AAA           305   Chatham County, Memorial
                              Medical Center, (MBIA),
                              6.85%, 1/1/21                   325,972
Aaa       AAA         1,300   Cobb County, Kennestone
                              Hospital, (MBIA), 5.00%,
                              4/1/24                        1,137,682

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY             VALUE
--------------------------------------------------------------------
                              INSURED HOSPITAL - (CONTINUED)
Aaa       AAA         3,225   Gainsville and Hall
                              County, NE Healthcare,
                              (MBIA), 6.00%, 10/1/25        3,235,804
Aaa       AAA         3,000   Gwinnett County, Gwinnett
                              Hospital, (AMBAC), 5.00%,
                              9/1/13                        2,709,300
Aaa       AAA         2,500   Macon-Bibb County Hospital
                              Authority, The Medical
                              Center of Central Georgia,
                              (FGIC), 5.00%, 8/1/14         2,269,375
Aaa       AAA         2,000   Medical Center Hospital
                              Authority, Columbus
                              Regional Healthcare
                              System, (MBIA), 6.40%,
                              8/1/06                        2,165,640
Aaa       AAA         1,500   Medical Center Hospital
                              Authority, Columbus
                              Regional Healthcare
                              System, (MBIA), Variable,
                              8/1/10 (1)                    1,664,775
Aaa       AAA         1,375   Walker, Dade and Catoosa
                              Counties Hospital, (FGIC),
                              7.00%, 10/1/10                1,518,688
                                                         ------------
                                                         $ 15,750,660
                                                         ------------
                              INSURED HOUSING - 0.9%
Aaa       AAA        $1,000   East Point Building
                              Authority, (FGIC), 6.00%,
                              2/1/10                     $  1,024,810
                                                         ------------
                              INSURED SPECIAL TAX - 1.8%
Aaa       AAA        $1,000   Metropolitan Atlanta Rapid
                              Transit Authority,
                              (AMBAC), 6.25%, 7/1/11     $  1,062,100
Aaa       AAA         1,000   Metropolitan Atlanta Rapid
                              Transit Authority,
                              (AMBAC), 6.25%, 7/1/20        1,065,560
                                                         ------------
                                                         $  2,127,660
                                                         ------------
                              INSURED TRANSPORTATION - 0.8%
Aaa       AAA        $1,000   Atlanta Airport Facility
                              Revenue, (AMBAC), (AMT),
                              6.00%, 1/1/21              $    994,740
                                                         ------------
                              INSURED UTILITIES - 3.3%
Aaa       AAA        $1,480   Cordele Public Utility
                              Authority, (MBIA), 6.50%,
                              11/1/19                    $  1,554,133
Aaa       AAA           750   Municipal Electric
                              Authority of Georgia,
                              (MBIA), 0%, 1/1/07              409,410
Aaa       AAA         1,000   Municipal Electric
                              Authority of Georgia,
                              (FGIC), 5.50%, 1/1/12           973,670
Aaa       AAA           900   Puerto Rico Electric Power
                              Authority, (FSA),
                              Variable, 7/1/03 (1)          1,004,949
                                                         ------------
                                                         $  3,942,162
                                                         ------------
                              INSURED WATER & SEWER - 3.8%
Aaa       AAA        $2,700   Atlanta, Water and Sewer,
                              (FGIC), 5.00%, 1/1/15      $  2,424,708
Aaa       AAA         1,975   Cherokee County, Water and
                              Sewerage, (MBIA), 6.875%,
                              8/1/13                        2,121,012
                                                         ------------
                                                         $  4,545,720
                                                         ------------
                              LEASE/CERTIFICATES OF
                              PARTICIPATION - 1.0%
Aa        AA         $  310   Fulton County, Lease
                              Revenue, 0%, 1/1/09        $    146,828
Aa        AA          2,300   Fulton County, Lease
                              Revenue, 0%, 1/1/10           1,022,787
                                                         ------------
                                                         $  1,169,615
                                                         ------------
                              LIFE CARE - 1.2%
NR        NR         $1,500   Dekalb Private Hospital,
                              Assisted Living, Atlanta
                              Inc, 8.50%, 3/1/25         $  1,463,625
                                                         ------------
                              SOLID WASTE - 0.9%
A1        A+         $1,000   Savannah Energy Systems
                              Company Project, 6.30%,
                              12/1/06                    $  1,049,330
                                                         ------------
                              SPECIAL TAX REVENUE - 0.4%
Baa1      A          $  500   Puerto Rico Commonwealth
                              Highway, 5.50%, 7/1/17     $    468,025
                                                         ------------
                              TRANSPORTATION - 1.3%
Ba3       BB         $1,500   Atlanta Special Purpose
                              Facilities, Delta
                              Airlines, (AMT), 7.90%,
                              12/1/18                    $  1,592,475
                                                         ------------
                              UTILITIES - 15.5%
A1        A          $2,000   Burke County, PCR, Georgia
                              Power, 6.375%, 8/1/24      $  2,023,820
A         A           1,000   Georgia Muni Electric
                              Power Authority, 0%,
                              1/1/12                          368,600
A         A           3,000   Georgia Muni Electric
                              Power Authority, 5.50%,
                              1/1/20                        2,744,730
A         A           3,000   Georgia Muni Electric
                              Power Authority, 5.70%,
                              1/1/23                        2,795,940
A         A           2,000   Georgia Muni Electric
                              Power Authority, 8.25%,
                              1/1/11                        2,455,640
A1        A+          1,000   Monroe County, PCR, Gulf
                              Power, 6.30%, 9/1/24          1,013,890
A3        A+          4,000   Monroe County, PCR,
                              Ogelthorpe Power, 6.55%,
                              1/1/06                        4,383,200
A3        A+          2,000   Monroe County, PCR,
                              Ogelthorpe Power, 6.70%,
                              1/1/09                        2,198,480
Baa1      A-            665   Puerto Rico Electrical
                              Power Authority, 0%,
                              7/1/17                          175,846
Baa1      A-            250   Puerto Rico Electrical
                              Power Authority, 7.00%,
                              7/1/07                          268,552
                                                         ------------
                                                         $ 18,428,698
                                                         ------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY                VALUE
------------------------------------------------------------------------
                              WATER & SEWER REVENUE - 1.1%
A         NR         $  150   Augusta, Water and Sewer
                              Authority, 6.50%, 5/1/11      $    157,886
A         A+          1,000   Columbus, Water and Sewer
                              Authority, 5.70%, 5/1/20           965,280
A         NR            200   Richmond County, Water and
                              Sewer Authority, 6.50%,
                              10/1/21                            207,606
                                                            ------------
                                                            $  1,330,772
                                                            ------------
                              TOTAL TAX-EXEMPT
                              INVESTMENTS
                              (IDENTIFIED COST,
                              $115,913,957)                 $119,343,332
                                                            ============

(1) The above designated securities have been issued as inverse floater bonds.

The Portfolio invests primarily in debt securities issued by Georgia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 1995, 27.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 0.8% to 15.0% of total investments.

                       See notes to financial statements

--------------------------------------------------------------------------------
                          Kentucky Tax Free Portfolio
                   Portfolio of Investments - August 31, 1995
--------------------------------------------------------------------------------
                         TAX-EXEMPT INVESTMENTS - 100%
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY             VALUE
---------------------------------------------------------------------
                              EDUCATION - 5.5%
Aa1       NR         $2,460   Berea, Kentucky
                              Educational Development,
                              5.45%, 3/1/14              $  2,363,101
A1        AA-           500   University of Kentucky
                              Consolidated Educational
                              Buildings, 6.40%, 5/1/09        528,865
A1        AA-           785   University of Kentucky
                              Consolidated Educational
                              Buildings, 6.40%, 5/1/11        825,059
A1        AA-         1,295   University of Louisville
                              Consolidated Educational
                              Buildings, 5.875%, 5/1/11     1,322,350
A1        AA-         1,000   University of Louisville
                              Consolidated Educational
                              Buildings, 5.40%, 5/1/08        999,920
A1        AA-         2,000   University of Louisville
                              Consolidated Educational
                              Buildings, 5.40%, 5/1/11      1,958,500
                                                         ------------
                                                         $  7,997,795
                                                         ------------
                              ELECTRIC UTILITIES - 6.8%
Aa2       AA-        $2,000   Carroll, Kentucky PCR (KY
                              Utilities Company), 6.25%,
                              2/1/18                     $  2,069,820
NR        BBB           400   Guam Power Authority,
                              5.25%, 10/1/23                  343,135
Aa2       AA          1,000   Jefferson, Kentucky PCR
                              (Louisville G&E Company),
                              5.625%, 8/15/19                 967,410
Aa2       AA-         1,000   Muhlenburg, Kentucky PCR
                              (KY Utilities Company),
                              6.25%, 2/1/18                 1,031,540
NR        A           2,315   Nicholasville, Kentucky
                              Utilities 5.10%, 10/1/12      2,089,635
Baa1      A-          3,500   Puerto Rico Electric Power
                              Authority, 0%, 7/1/17           925,505
Baa1      A-          2,250   Puerto Rico Electric Power
                              Authority, 6.375%, 7/1/2      2,289,308
                                                         ------------
                                                         $  9,716,353
                                                         ------------
                              ESCROWED - 1.3%
NR        NR         $  190   KY DFA St. Claire Medical
                              Center, 7.125%, 9/1/21     $    216,674
Aaa       NR            510   Lexington-Fayette,
                              Kentucky Government Public
                              Facilities, 6.40%, 4/1/12       569,084
Aaa       A           1,000   University of Puerto Rico,
                              6.50%, 6/1/13                 1,062,770
                                                         ------------
                                                         $  1,848,528
                                                         ------------
                              GENERAL OBLIGATIONS - 2.9%
NR        A+         $1,030   KY League of Cities
                              Funding Trust Floating
                              Indebtedness Certificates
                              of Participation, 6.15%,
                              8/1/13                     $  1,041,959
NR        A           1,415   KY League of Cities
                              Funding Trust Floating
                              Indebtedness Certificates
                              of Participation, 5.90%,
                              8/1/16                        1,376,837
Baa1      A           1,255   Puerto Rico Public
                              Building Authority, 5.50%,
                              7/1/21                        1,154,550
NR        NR            500   Virgin Islands, 7.25%,
                              10/1/18                         525,010
                                                         ------------
                                                         $  4,098,356
                                                         ------------
                              HOSPITALS - 0.8%
Baa1      BBB        $  975   Russell, Kentucky
                              Franciscan Sisters of the
                              Poor Health System, 8.10%,
                              7/1/15                     $  1,102,052
                                                         ------------
                              HOUSING - 1.7%
NR        AAA        $1,500   Boone, Kentucky
                              Multi-Family (Walnut Creek
                              Apartments) (FHA), 7.00%,
                              1/1/27                     $  1,544,520
Aa1       AAA           840   KY Housing (FHA) (AMT),
                              7.45%, 1/1/23                   869,492
                                                         ------------
                                                         $  2,414,012
                                                         ------------
                              INDUSTRIAL DEVELOPMENT
                              REVENUE/POLLUTION CONTROL
                              REVENUE - 11.4%
Baa1      BBB        $3,355   Ashland, Kentucky Solid
                              Waste (Ashland Oil) (AMT),
                              7.20%, 10/1/20             $  3,515,470
Baa1      NR          2,425   Ashland, Kentucky Solid
                              Waste (Ashland Oil) (AMT),
                              7.125%, 2/1/22                2,537,569
NR        NR          1,000   Elsmere, Kentucky
                              (Courtaulds Package
                              Corporation), 6.75%,
                              4/1/10                        1,020,860
NR        NR          3,075   Fulton, Kentucky
                              (H.I.S.-Chic Jeans),
                              (AMT), 7.50%, 2/1/10          3,125,123
Aa3       AA          1,000   Jefferson, Kentucky (E.I.
                              du Pont de Nemours),
                              6.30%,
                              7/1/12                        1,067,180
Baa2      BBB         1,075   Johnson, Kentucky (KMart
                              Corporation), 6.45%,
                              7/1/08                        1,073,011
NR        BBB           985   Owensboro, Kentucky (KMart
                              Corporation), 6.80%,
                              12/1/07                       1,005,232
NR        BBB           915   Powderly, Kentucky (KMart
                              Corporation), 6.90%,
                              3/1/07                          939,293
A2        NR          1,190   Puerto Rico IM&E (American
                              Home), 5.10%, 12/1/18         1,063,407
Baa3      BB+           500   Puerto Rico Port Authority
                              (American Airlines),
                              (AMT), 6.30%, 6/1/23            496,050
Ba2       NR            500   Winchester, Kentucky
                              (Kroger Corporation),
                              6.90%, 7/1/99                   524,640
                                                         ------------
                                                         $ 16,367,835
                                                         ------------
                              INSURED EDUCATION - 0.5%
Aaa       AAA        $  700   Northern KY University
                              Educational Buildings
                              (AMBAC), 6.25%, 5/1/12     $    733,817
                                                         ------------
                              INSURED ELECTRIC UTILITIES - 4.1%
Aaa       AAA        $6,280   Boone, Kentucky
                              Collateralized PCR (MBIA),
                              5.50%, 1/1/24              $  5,862,254
                                                         ------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY                      VALUE
------------------------------------------------------------------------------
                              INSURED GENERAL OBLIGATION - 0.6%
Aaa       AAA        $1,000   Jefferson, Kentucky School
                              District U.T.G.O. (MBIA),
                              4.875%, 1/1/13                      $    892,640
                                                                  ------------
                              INSURED HOSPITALS - 14.8%
Aaa       AAA        $2,500   Daviess, Kentucky Hospital
                              (ODCH Inc.) (MBIA), 6.25%,
                              8/1/22                              $  2,554,525
Aaa       AAA         2,000   Hopkins, Kentucky Hospital
                              (Trover Clinic Foundation)
                              (MBIA), 6.625%, 11/15/11               2,122,200
Aaa       AAA         2,500   Jefferson, Kentucky Jewish
                              Hospital (AMBAC), 6.50%,
                              5/1/15                                 2,610,575
Aaa       AAA         1,750   Jefferson, Kentucky Jewish
                              Hospital (AMBAC), 6.55%,
                              5/1/22                                 1,833,283
Aaa       AAA         4,000   KY DFA St. Luke's Hospital
                              (MBIA), 7.00%, 10/1/21                 4,322,440
Aaa       AAA         9,000   KY EDA Baptist Healthcare
                              (MBIA), 5.00%, 8/15/24                 7,814,880
                                                                  ------------
                                                                  $ 21,257,903
                                                                  ------------
                              INSURED LEASE/COP - 1.7%
Aaa       AAA        $2,000   Danville, Kentucky
                              Multi-City Lease (MBIA),
                              5.875%, 9/1/10                      $  2,044,640
Aaa       AAA           400   Lexington-Fayette,Kentucky
                              Government Public
                              Facilities (FSA), 4.50%,
                              2/1/10                                   350,380
                                                                  ------------
                                                                  $  2,395,020
                                                                  ------------
                              INSURED TRANSPORTATION - 4.5%
Aaa       AAA        $1,000   Kenton, Kentucky Airport
                              (Cincinnati/Northern KY)
                              (FSA) (AMT), 6.30%, 3/1/15          $  1,019,710
Aaa       AAA         1,000   KY EDA Turnpike
                              (Revitalization Project)
                              (FGIC), 0%, 1/1/10                       440,380
Aaa       AAA         1,000   KY EDA Turnpike
                              (Revitalization Project)
                              (AMBAC), 5.50%, 7/1/11                   981,280
Aaa       AAA         1,170   Louisville & Jefferson,
                              Kentucky KY Regl. Airport
                              (MBIA), 5.30%, 7/1/23                  1,077,500
Aaa       AAA         3,250   Louisville & Jefferson,
                              Kentucky KY Regl. Airport
                              (MBIA) (AMT), 5.50%,
                              7/1/23                                 2,998,222
                                                                  ------------
                                                                  $  6,517,092
                                                                  ------------
                              INSURED WATER AND SEWER - 9.5%
Aaa       AAA        $1,000   Hardin, Kentucky Water
                              System (MBIA), 5.90%,
                              1/1/25                              $  1,001,620
Aaa       AAA           800   Kenton, Kentucky Water
                              District (FGIC), 6.375%,
                              2/1/17                                   839,576
Aaa       AAA         2,000   Kenton, Kentucky Water
                              District (FGIC), 6.00%,
                              2/1/17                                 2,027,020
Aaa       AAA           500   Lexington-Fayette,
                              Kentucky Government Sewer
                              (MBIA), 6.375%, 7/1/12                   527,360
Aaa       AAA         1,000   Louisville & Jefferson,
                              Kentucky Sewer District
                              (MBIA), 5.25%, 5/15/14                   938,730
Aaa       AAA         2,840   Louisville & Jefferson,
                              Kentucky Sewer District
                              (MBIA), 5.40%, 5/15/19                 2,680,477
Aaa       AAA         2,000   Louisville & Jefferson,
                              Kentucky Sewer District
                              (MBIA), 5.50%, 5/15/21                 1,909,900
Aaa       AAA           500   Louisville & Jefferson,
                              Kentucky Sewer District
                              (MBIA), 5.50%, 5/15/23                   474,130
Aaa       AAA         1,000   Louisville & Jefferson,
                              Kentucky Sewer District
                              (AMBAC), 6.75%, 5/15/19                1,079,010
Aaa       AAA         2,000   Louisville & Jefferson,
                              Kentucky Sewer District
                              (AMBAC), 6.75%, 5/15/25                2,149,480
                                                                  ------------
                                                                  $ 13,627,303
                                                                  ------------
                              LEASE REVENUE BONDS - 21.4%
A         A          $1,300   Boone, Kentucky School
                              District Finance, 6.75%,
                              9/1/11                              $  1,390,077
A         NR          2,250   Boone, Kentucky School
                              District Finance, 6.125%,
                              12/1/17 (1)                            2,293,718
A         NR          3,000   Boone, Kentucky School
                              District Finance, 5.70%,
                              5/1/18                                 2,921,610
A         NR          1,670   Campbell, Kentucky School
                              District Finance, 5.10%,
                              2/1/12                                 1,533,995
A         NR            700   Campbell, Kentucky School
                              District Finance, 4.80%,
                              2/1/11                                   617,568
A         NR          1,790   Campbell, Kentucky School
                              District Finance, 4.875%,
                              2/1/14                                 1,544,054
A         NR            820   Covington, Kentucky
                              Independent School
                              District Finance, 5.20%,
                              6/1/13                                   759,017
A1        A+            905   Jefferson, Kentucky School
                              District Finance, 4.875%,
                              1/1/11                                   823,269
A1        A+          1,250   Jefferson, Kentucky School
                              District Finance, 4.875%,
                              1/1/12                                 1,126,513
A1        A           4,990   Jefferson, Kentucky
                              Capital Projects
                              Corporation, 0%, 8/15/15               1,517,259
A         NR            260   Johnson, Kentucky School
                              District Finance, 5.00%,
                              6/1/11                                   239,203
A         NR            300   Johnson, Kentucky School
                              District Finance, 5.00%,
                              6/1/13                                   271,137
A         A+          2,860   KY State Property and
                              Buildings, 5.00%, 9/1/13               2,582,866
A         A+          2,500   KY State Property and
                              Buildings, 6.00%, 9/1/14               2,513,950

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY                VALUE
------------------------------------------------------------------------
                              LEASE REVENUE BONDS -
                               (CONTINUED)
A         A-          1,000   Louisville, Kentucky
                              Public Properties
                              Corporation, 6.80%,
                              12/1/22                          1,057,500
Aa        NR          2,000   Mount Sterling, Kentucky
                              League of Cities Trust,
                              6.15%, 3/1/13                    1,964,300
Aa        NR          4,500   Mount Sterling, Kentucky
                              League of Cities Trust,
                              6.20%, 3/1/18                    4,382,955
A         NR          2,000   Owensboro, Kentucky
                              Airport, 5.875%, 6/1/15          1,913,200
A         NR            615   Pulaski, Kentucky School
                              District Finance, 5.75%,
                              2/1/10                             615,978
A         NR            595   Pulaski, Kentucky School
                              District Finance, 5.80%,
                              2/1/11                             593,161
                                                            ------------
                                                            $ 30,661,330
                                                            ------------
                              SOLID WASTE - 2.2%
Baa2      BBB-       $3,000   Henderson, Kentucky
                              (MacMillan Blodel Project)
                              (AMT), 7.00%, 3/1/25          $  3,083,370
                                                            ------------
                              SPECIAL TAX REVENUE - 4.4%
Baa1      A          $  415   Puerto Rico Highway &
                              Transportation Authority,
                              5.25%, 7/1/21                 $    366,939
Baa1      A           5,655   Puerto Rico Highway &
                              Transportation Authority,
                              6.625%, 7/1/18                   5,901,558
                                                            ------------
                                                            $  6,268,497
                                                            ------------
                              TRANSPORTATION - 4.3%
NR        BBB        $2,000   Guam Airport Authority,
                              6.70%, 10/1/23                $  2,014,400
Ba1       BB          1,000   Kenton, Kentucky Airport
                              (Delta Airlines) (AMT),
                              6.75%, 2/1/02                    1,044,720
Ba1       BB            250   Kenton, Kentucky Airport
                              (Delta Airlines) (AMT),
                              7.50%, 2/1/12                      263,820
Ba1       BB            500   Kenton, Kentucky Airport
                              (Delta Airlines) (AMT),
                              7.50%, 2/1/20                      527,640
Ba1       BB          2,400   Kenton, Kentucky Airport
                              (Delta Airlines) (AMT),
                              6.125%, 2/1/22                   2,258,183
                                                            ------------
                                                            $  6,108,763
                                                            ------------
                              WATER AND SEWER REVENUE - 1.6%
NR        A          $1,500   Campbell, Kentucky Water
                              District, 6.60%, 12/1/11      $  1,572,360
A         NR            650   Hardin, Kentucky Water
                              District, 6.50%, 9/1/12            679,965
                                                            ------------
                                                            $  2,252,325
                                                            ------------
                              TOTAL TAX-EXEMPT
                              INVESTMENTS
                              (IDENTIFIED COST,
                              $141,197,528)                 $143,205,245
                                                            ============

(1) Security has been segregated to cover margin requirements for open financial futures contracts.

The Portfolio invests primarily in debt securities issued by Kentucky municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 1995, 35.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 1.0% to 26.0% of total investments.

                       See notes to financial statements

--------------------------------------------------------------------------------
                          Louisiana Tax Free Portfolio
                   Portfolio of Investments - August 31, 1995
--------------------------------------------------------------------------------
                         TAX EXEMPT INVESTMENTS - 100%
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY              VALUE
---------------------------------------------------------------------
                              EDUCATION - 3.2%
Aa        NR         $  150   Louisiana PFA, Student Loan
                              Revenue Bonds, (AMT),
                              6.75%, 9/1/06               $   162,170
Aa        NR            100   Louisiana PFA, Student Loan
                              Revenue Bonds, (AMT),
                              7.00%, 9/1/06                   104,676
NR        BBB-          400   Puerto Rico ITEM&EC,
                              (Polytechnic University of
                              Puerto Rico), 5.70%, 8/1/13     370,384
NR        BBB-          500   Puerto Rico ITEM&EC,
                              (Polytechnic University of
                              Puerto Rico), 5.50%, 8/1/24     438,075
                                                          -----------
                                                          $ 1,075,305
                                                          -----------
                              GENERAL OBLIGATION - 2.8%
NR        BBB        $  250   Government of Guam, 5.375%,
                              11/15/13                    $   222,418
Baa1      A             750   Puerto Rico PBA, Public
                              Education and Health
                              Facilities, 5.75%, 7/1/15       722,468
                                                          -----------
                                                          $   944,886
                                                          -----------
                              HEALTH CARE - 8.1%
NR        AAA        $2,000   Louisiana HFA, Mortgage
                              Revenue Bonds, (GNMA
                              Collateralized) St. Joseph
                              Manor Retirement Center,
                              7.80%, 12/1/35              $ 2,215,260
NR        AAA           500   Louisiana HFA, (GNMA
                              Collateralized), St.
                              Dominic Assisted
                              Care - Facility, 6.85%,
                              9/1/25                          510,345
                                                          -----------
                                                          $ 2,725,605
                                                          -----------
                              HOUSING - 26.5%
Aaa       NR         $  935   East Baton Rouge Mortgage
                              Finance Authority SF,
                              7.00%, 4/1/32               $   966,528
Aaa       NR            155   East Baton Rouge Mortgage
                              Finance Authority SF,
                              7.10%, 10/1/24                  158,243
NR        AAA         2,000   Parish of Jefferson, Home
                              Mortgage Authority (TEAMS),
                              7.35%, 12/1/16                2,208,760
NR        AAA           620   Louisiana HFA, MFMB,
                              (FHA),6.95%, 7/1/16             631,916
Aaa       NR          1,240   Louisiana HFA, SFMB, 8.00%,
                              3/1/25                        1,349,318
Aaa       NR          1,635   Louisiana HFA, SFMB, 6.55%,
                              12/1/26                       1,621,887
NR        AAA           500   Louisiana HFA, (Multifamily
                              Housing - Tall Timbers
                              Apartment), (FHA) (AMT),
                              5.90%, 12/1/18                  475,705
NR        AAA           150   Louisiana HFA, (Multifamily
                              Housing - Westview
                              Apartment II), (FHA),
                              7.95%,
                              1/1/32                          159,129
NR        AAA         1,000   Louisiana PFA, (FNMA
                              Collaterallized,
                              Multifamily
                              Housing - Edgewood
                              Apartments), 5.70%, 6/1/05    1,003,990
A         NR            350   Shreveport, Louisiana HFA,
                              (Multifamily Mortgage
                              Bonds - U.S. Goodman
                              Plaza - Section 8
                              Assisted), 6.10%, 8/1/19        336,791
                                                          -----------
                                                          $ 8,912,267
                                                          -----------
                              HOSPITALS - 3.3%
Aa        AA         $1,000   Louisiana Public Health
                              Facilities Bonds, (Sisters
                              of Mercy Health System),
                              5.00%, 6/1/19 (2)           $   868,510
NR        A-            250   St. Tammany Parish Hospital
                              Service District No. 1,
                              Hospital Revenue Bonds,
                              6.50%, 7/1/22                   250,135
                                                          -----------
                                                          $ 1,118,645
                                                          -----------
                              INDUSTRIAL DEVELOPMENT/
                              POLLUTION CONTROL - 6.4%
A3        A-         $1,750   Bastrop IDB, Louisiana,
                              (International Paper),
                              6.60%, 3/1/19               $ 1,824,428
Aa3       NR            150   Parish of DeSoto, Pollution
                              Control (Southwestern
                              Electric Power), Company
                              Project, 7.60%, 1/1/19          171,657
Baa1      A-            150   South Louisiana Port
                              Commission Terminal, (GATX
                              Terminals Corporation),
                              7.00%, 3/1/23                   155,570
                                                          -----------
                                                          $ 2,151,655
                                                          -----------
                              INSURED COLLEGE &
                              UNIVERSITY - 10.3%
Aaa       AAA        $2,500   Louisiana State University
                              and Agricultural and
                              Mechanical College (FGIC),
                              5.75%, 7/1/14               $ 2,457,475
Aaa       AAA         1,100   University of Puerto Rico
                              (MBIA), 5.25%, 6/1/25         1,008,821
                                                          -----------
                                                          $ 3,466,296
                                                          -----------

                              INSURED GENERAL
                              OBLIGATIONS LOCAL - 17.6%
Aaa       AAA        $  500   Caddo Parish, Louisiana
                              (MBIA), 5.25%, 2/1/07       $   500,705
Aaa       AAA         1,000   Caddo Parish, Louisiana
                              (MBIA), 5.25%, 2/1/08           992,750
Aaa       AAA           500   City of Lafayette, Public
                              Improvement Sales Tax
                              Refunding Bonds (FGIC),
                              5.00%, 3/1/15                   446,690
Aaa       AAA           500   City of Lafayette, Public
                              Improvement Sales Tax
                              Refunding Bonds (FGIC),
                              5.00%, 3/1/16                   445,265

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY              VALUE
---------------------------------------------------------------------
                              INSURED GENERAL OBLIGATIONS
                              LOCAL - (CONTINUED)
Aaa       AAA         1,000   City of Lafayette, Public
                              Improvement Sales Tax
                              Refunding Bonds (FGIC),
                              5.00%, 5/1/15                   892,820
Aaa       AAA         1,000   Louisiana PFA, Parish of
                              Jefferson, Drainage
                              Improvement Refunding Bonds
                              (FGIC), 5.00%, 8/1/10           919,900
Aaa       AAA           500   Parish of East Baton Rouge,
                              Public Improvement Sales
                              Tax Bonds (FGIC), 5.90%,
                              2/1/17                          494,575
Aaa       AAA           990   Parish of East Baton Rouge,
                              Public Improvement Sales
                              Tax Bonds (FGIC), 4.80%,
                              2/1/14                          864,646
Aaa       AAA           400   Parish of East Baton Rouge,
                              Public Improvement Sales
                              Tax Bonds (FGIC), 4.90%,
                              2/1/16                          349,020
                                                          -----------
                                                          $ 5,906,371
                                                          -----------
                              INSURED GENERAL OBLIGATIONS
                              SCHOOL DISTRICT - 1.4%
Aaa       AAA        $  500   St. Tammany Parishwide
                              School District No.12,
                              Louisiana Unlimited Tax
                              School Bonds (FGIC), 5.00%,
                              3/1/12                      $   454,435
                                                          -----------
                              INSURED GENERAL OBLIGATIONS
                              STATE - 1.6%
Aaa       AAA        $  300   State of Louisiana, (MBIA),
                              5.625%, 8/1/11              $   299,511
Aaa       AAA           250   Commonwealth of Puerto
                              Rico, Public Improvement
                              Bonds Residual Interest
                              Bonds (AMBAC), Variable,
                              7/1/15 (1)                      252,925
                                                          -----------
                                                          $   552,436
                                                          -----------
                              INSURED HOSPITAL - 3.0%
Aaa       AAA        $1,000   Parish of Jefferson,
                              Hospital District No.1
                              (FGIC), 5.25%, 1/1/19       $   908,730
Aaa       AAA           100   Louisiana PFA Hospital
                              Revenue Bonds, (Our Lady of
                              the Lake Regional Medical
                              Center), Residual Interest
                              Bonds (MBIA), Variable,
                              12/1/14 (1)                     104,247
                                                          -----------
                                                          $ 1,012,977
                                                          -----------
                              INSURED MUNICIPAL ELECTRIC - 5.6%
Aaa       AAA        $2,000   Lafayette Public Power
                              Authority, Electric Revenue
                              Bonds (AMBAC), 5.25%,
                              11/1/12                     $ 1,875,100
                                                          -----------
                              INSURED UTILITIES - 0.5%
Aaa       AAA        $  150   City of Alexandria,
                              Utilities Bonds (FGIC),
                              6.00%, 5/1/06               $   159,144
                                                          -----------
                              INSURED WATER & SEWER - 1.5%
Aaa       AAA        $  500   Terrebone Parish,
                              Louisiana, Water Works
                              Revenue Bonds (FGIC),
                              5.75%, 11/1/08              $   512,715
                                                          -----------
                              LIFE CARE - 2.3%
NR        NR         $  500   Louisiana HFA, Assisted
                              Living Facility (HCC
                              Assisted Living Group I,
                              Inc.), 9.00%, 3/1/25        $   484,475
NR        NR            300   St. Tammany PFA (Christwood
                              Project), 9.00%, 11/15/25       287,667
                                                          -----------
                                                          $   772,142
                                                          -----------
                              SPECIAL TAX - 3.9%
Baa1      A          $1,500   Puerto Rico Highway and
                              Transportation Authority,
                              Highway Revenue Refunding
                              Bonds, Series X, 5.00%,
                              7/1/22                      $ 1,295,715
                                                          -----------
                              TRANSPORTATION - 1.6%
A         A-         $  500   Mississippi River Bridge
                              Authority, Bridge Revenue
                              Bonds, State of Louisiana,
                              Series 1992, 6.75%, 11/1/12
                              (2)                         $   525,703
                                                          -----------
                              UTILITIES - 0.4%
Baa3      BBB-       $  150   Parish of Pointe Coupe, PCB
                              (Gulf States Utilities
                              Co.), 6.70%, 3/1/13         $   149,387
                                                          -----------
                              TOTAL TAX-EXEMPT
                              INVESTMENTS
                              (IDENTIFIED COST,
                              $33,349,873)                $33,610,784
                                                          ===========

(1) The above designated securities have been issued as inverse floater bonds.
(2) Security has been segregated to cover margin requirements for open financial futures contracts.

The Portfolio invests primarily in debt securities issued by Louisiana municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 1995, 54.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 3.8% to 26.5% of total investments.

                       See notes to financial statements.

--------------------------------------------------------------------------------
                          Maryland Tax Free Portfolio
                   Portfolio of Investments - August 31, 1995
--------------------------------------------------------------------------------
                         TAX-EXEMPT INVESTMENTS - 100%
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY             VALUE
---------------------------------------------------------------------
                              EDUCATION - 0.9%
Aa        AA+        $1,000   University of Maryland
                              Auxiliary Facilities &
                              Tuition, 6.30%, 2/1/10     $  1,052,390
                                                         ------------
                              ELECTRIC UTILITIES - 7.7%
A2        A          $2,000   Calvert, Maryland PCR
                              (Baltimore Gas & Electric
                              Company), 5.55%, 7/15/14   $  1,925,200
NR        BBB         2,500   Guam Power Authority,
                              5.25%, 10/1/13                2,246,400
NR        BBB           500   Guam Power Authority,
                              5.25%, 10/1/23                  428,920
NR        BBB           750   Guam Power Authority,
                              6.625%, 10/1/14                 766,770
A1        A             500   Montgomery, Maryland PCR
                              (Potomac Electric Power
                              Company), 5.375%, 2/15/24       451,930
A1        A           2,225   Prince Georges, Maryland
                              PCR (Potomac Electric),
                              6.375%, 1/15/23               2,326,015
Baa1      A-            585   Puerto Rico Electric Power
                              Authority, 6.25%, 7/1/17        590,850
                                                         ------------
                                                         $  8,736,085
                                                         ------------
                              ESCROWED - 5.3%
Aaa       NR         $1,125   Baltimore, Maryland Single
                              Family Mortgage (Inner
                              Harbor), 8.00%, 12/1/10    $  1,359,543
Aaa       AAA           500   Maryland Health & Higher
                              Educational (University of
                              Maryland) (FGIC), 6.50%,
                              7/1/21                          552,000
NR        AAA         1,000   Commonwealth of Puerto
                              Rico Public Improvement,
                              6.80%, 7/1/21                 1,144,770
Aaa       AAA         1,500   Puerto Rico Public
                              Buildings Authority,
                              6.875%, 7/1/21                1,723,695
NR        AAA         1,000   University of Maryland
                              System Auxiliary Facility
                              and Tuition, 6.50%, 4/1/11    1,104,610
NR        AAA           175   University of Maryland
                              System Auxiliary Facility
                              and Tuition, 6.50%, 4/1/2       197,971
                                                         ------------
                                                         $  6,082,589
                                                         ------------
                              GENERAL OBLIGATIONS - 6.4%
Aa        AA+        $1,000   Anne Arundel, Maryland,
                              5.30%, 4/15/16             $    934,560
Aa        AA-         1,500   Hartford, Maryland, 4.90%,
                              12/1/10                       1,399,020
A         AA-           230   Prince Georges, Maryland,
                              5.00%, 1/15/11                  214,767
Baa1      A           1,000   Commonwealth of Puerto
                              Rico Public Improvement,
                              6.50%, 7/1/23                 1,029,630
Baa1      A             100   Puerto Rico Aqueduct and
                              Sewer Authority, 7.875%,
                              7/1/17                          111,057
Baa1      A           1,150   Puerto Rico Aqueduct and
                              Sewer Authority, 7.00%,
                              7/1/19                        1,222,220
NR        NR            750   Virgin Islands Public
                              Finance Authority, 7.25%
                              10/1/18                         787,515
Aa1       AA            500   Washington, Maryland
                              Suburban Sanitary
                              District, 6.20%, 6/1/11         523,260
Aaa1      AA            600   Washington, Maryland
                              Suburban Sanitary
                              District, 5.00%, 6/1/10         577,542
Aa        NR            500   Worcester, Maryland
                              Sanitary District, 6.55%,
                              8/15/17                         539,210
                                                         ------------
                                                         $  7,338,781
                                                         ------------
                              HOSPITALS - 20.7%
NR        NR         $  490   Berlin, Maryland (Atlantic
                              General Hospital), 8.375%,
                              6/1/22                     $    516,382
A         A           2,000   MD Health & Higher
                              Educational (Good
                              Samaritan Hospital),
                              5.75%, 7/1/19                 1,881,420
A         A           1,500   MD Health & Higher
                              Educational (Memorial
                              Hospital of Cumberland),
                              6.50%, 7/1/17                 1,547,520
A1        A           4,050   MD Health & Higher
                              Educational (Suburban
                              Hospital), 5.125%, 7/1/21     3,563,271
Baa1      NR          1,000   MD Health & Higher
                              Educational (Union
                              Hospital of Cecil), 6.70%,
                              7/1/22                          951,050
A         A           1,200   MD Health & Higher
                              Educational (Peninsula
                              Regional Medical Center),
                              5.00%, 7/1/23                 1,011,503
Baa1      BBB         1,250   MD Health & Higher
                              Educational (Howard County
                              General Hospital), 5.50%,
                              7/1/25                        1,039,300
Aa        AA-         2,000   MD State IDA (Holy Cross
                              Health System), 5.50%,
                              12/1/15                       1,894,700
Baa       NR          1,355   Prince Georges, Maryland
                              (Greater SouthEast
                              Healthcare System),
                              6.375%, 1/1/13                1,257,779
Baa       NR          4,500   Prince Georges, Maryland
                              (Greater SouthEast
                              Healthcare System),
                              6.375%, 1/1/23                4,058,415
A         NR          7,000   Prince Georges, Maryland
                              (Dimensions Health),
                              5.30%, 7/1/24                 5,887,630
                                                         ------------
                                                         $ 23,608,970
                                                         ------------
                              HOUSING - 7.2%
Aa        NR         $3,000   Maryland CDA Single Family
                              (AMT), 6.75%, 4/1/26       $  3,049,620
Aa        NR            250   Maryland CDA Single
                              Family. 6.85%, 4/1/11           260,758

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY             VALUE
---------------------------------------------------------------------
                              HOUSING - (CONTINUED)
Aa        NR            985   Maryland CDA Single Family
                              (AMT), 6.80%, 4/1/22          1,001,538
Aa        NR            750   Maryland CDA Single Family
                              (AMT), 6.80%, 4/1/24            762,592
Aa        NR          1,810   Maryland CDA Multi Family
                              (FHA), 6.70%, 5/15/27         1,844,336
Aa        NR          1,000   Maryland CDA Multi Family
                              (FHA) (AMT), 6.70%,
                              5/15/36                       1,011,180
NR        AAA           300   Prince Georges, Maryland
                              (Antoinette Gardens
                              Apartments) (FHA), 7.00%,
                              3/1/28                          313,239
                                                         ------------
                                                         $  8,243,263
                                                         ------------
                              INDUSTRIAL DEVELOPMENT
                              REVENUE/POLLUTION CONTROL
                              REVENUE - 10.2%
A1        A          $1,350   Allegany County, Maryland
                              (Westvaco Corporation
                              Project), 6.20%, 1/1/08    $  1,426,167
NR        NR          1,350   Baltimore, Maryland
                              (Bethlehem Steel
                              Corporation Project),
                              7.50%, 6/1/15                 1,387,827
A3        BBB+        1,000   Baltimore, Maryland
                              (General Motors), 5.35%,
                              4/1/08                          971,460
Aa2       AA-         2,000   Baltimore, Maryland
                              (Consolidated Coal Sales
                              Company-E.I. Dupont),
                              6.50%, 12/1/10                2,145,900
Aa3       AA          2,000   Baltimore, Maryland
                              (Consolidated Coal Sales
                              Company-E.I. Dupont),
                              6.50%, 12/1/11                2,141,040
NR        AA-         1,425   Frederick, Maryland EDA
                              (Cargill, Inc. Project),
                              6.30%, 11/1/09 (2)            1,518,067
A2        NR            600   Puerto Rico IM&E (American
                              Home), 5.10%, 12/1/18           536,171
Baa3      BB+         1,500   Puerto Rico Port Authority
                              (American Airlines) (AMT),
                              6.30%, 6/1/23                 1,488,150
                                                         ------------
                                                         $ 11,614,782
                                                         ------------
                              INSURED EDUCATION - 1.1%
Aaa       AAA        $1,200   Morgan State University,
                              Maryland Academic and
                              Facilities (MBIA), 6.10%,
                              7/1/20                     $  1,259,928
                                                         ------------
                              INSURED ELECTRIC UTILITIES - 0.2%
Aaa       AAA        $  250   Puerto Rico Electric Power
                              Authority (STRIPES) (FSA),
                              Variable, 7/1/03 (1)       $    279,153
                                                         ------------
                              INSURED HOSPITALS - 17.9%
Aaa       AAA        $1,365   MD Health & Higher
                              Educational (Washington
                              Community Hospital)
                              (AMBAC), 6.375%, 7/1/22    $  1,419,394
Aaa       AAA         5,000   MD Health & Higher
                              Educational (Anne Arundel
                              Hospital) (AMBAC), 5.00%,
                              7/1/23                        4,388,150
Aaa       AAA         4,350   MD Health & Higher
                              Educational (Francis Scott
                              Key Hospital) (FGIC),
                              5.00%, 7/1/23                 3,759,357
Aaa       AAA         3,000   MD Health & Higher
                              Educational (University
                              Medical Center) (FGIC),
                              5.00%, 7/1/20                 2,632,500
Aaa       AAA         6,250   MD Health & Higher
                              Educational (Greater
                              Baltimore Medical Center)
                              (FGIC), 5.00%, 7/1/19         5,534,688
Aaa       AAA           500   MD Health & Higher
                              Educational (General
                              Hospital) (MBIA), 6.20%,
                              7/1/24                          512,220
Aaa       AAA         2,150   Puerto Rico IM&E Hospital
                              (MBIA), 6.25%, 7/1/24         2,213,060
                                                         ------------
                                                         $ 20,459,369
                                                         ------------
                              INSURED HOUSING - 0.7%
Aaa       AAA        $  235   MD CDA Housing and
                              Community Development
                              (AMBAC), 6.625%, 6/1/12    $    240,675
Aaa       AAA           500   Prince Georges, Maryland
                              (Keystone Apartments)
                              (FHA) (MBIA), 6.80%,
                              7/1/25                          511,395
                                                         ------------
                                                         $    752,070
                                                         ------------
                              INSURED INDUSTRIAL
                              DEVELOPMENT REVENUE/
                              POLLUTION CONTROL REVENUE - 0.8%
Aaa       AAA        $1,000   Prince Georges, Maryland
                              Solid Waste (FSA), 5.25%,
                              6/15/13                    $    931,010
                                                         ------------
                              INSURED TRANSPORTATION - 6.1%
Aaa       AAA        $2,000   Baltimore, Maryland
                              International Airport
                              (AMT) (FGIC), 6.25%,
                              7/1/14                     $  2,066,500
Aaa       AAA         5,250   Washington, D.C. Metro
                              Area Transportation
                              (FGIC), 5.25%, 7/1/14         4,881,660
                                                         ------------
                                                         $  6,948,160
                                                         ------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY             VALUE
---------------------------------------------------------------------
                              INSURED WATER & SEWER - 3.7%
Aaa       AAA        $2,000   Baltimore, Maryland
                              Wastewater (MBIA), 5.65%,
                              7/1/20                     $  1,942,420
Aaa       AAA         2,550   Baltimore, Maryland
                              Wastewater (FGIC), 5.00%,
                              7/1/22                        2,261,315
                                                         ------------
                                                         $  4,203,735
                                                         ------------
                              MISCELLANEOUS - 0.8%
A         NR         $1,000   Baltimore, Maryland
                              Revenue Authority, 5.375%,
                              7/1/18                     $    921,600
                                                         ------------
                              SOLID WASTE - 5.3%
A         NR         $6,000   North East Maryland Solid
                              Waste Disposal (AMT),
                              6.30%, 7/1/16              $  6,016,680
                                                         ------------
                              SPECIAL TAX REVENUE - 3.0%
Baa1      A          $1,000   Puerto Rico Highway and
                              Transportation Authority,
                              5.25%, 7/1/20              $    900,160
Baa1      A           1,225   Puerto Rico Highway and
                              Transportation Authority,
                              5.50%, 7/1/17                 1,146,661
Baa1      A           1,500   Puerto Rico Highway and
                              Transportation Authority,
                              5.25%, 7/1/21                 1,347,675
                                                         ------------
                                                         $  3,394,496
                                                         ------------
                              TRANSPORTATION - 0.6%
NR        BBB        $  700   Guam Airport Authority
                              (AMT), 6.70%, 10/1/23      $    705,040
                                                         ------------
                              WATER AND SEWER - 1.4%
Aa        AA         $1,000   Maryland Water Quality
                              Financing Administration
                              Revolving Loan Fund, 0%,
                              9/1/07                     $    534,740
Aa        AA          1,000   Maryland Water Quality
                              Financing Administration
                              Revolving Loan Fund,
                              6.55%, 9/1/14                 1,068,880
                                                         ------------
                                                         $  1,603,620
                                                         ------------
                              TOTAL TAX-EXEMPT
                              INVESTMENTS
                              (IDENTIFIED COST,
                              $112,178,823)              $114,151,721
                                                         ============

(1) The above designated securities have been issued as inverse floater bonds.
(2) Security has been segregated to cover margin requirements for open financial futures contracts.

The Portfolio invests primarily in debt securities issued by Maryland municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 1995, 30.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 1.1% to 19.0% of total investments.

                       See notes to financial statements

--------------------------------------------------------------------------------
                          Missouri Tax Free Portfolio
                   Portfolio of Investments - August 31, 1995
--------------------------------------------------------------------------------
                         TAX-EXEMPT INVESTMENTS - 100%
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY              VALUE
---------------------------------------------------------------------
                              EDUCATION - 2.7%
A         NR         $2,750   Missouri Higher Education
                              Loan Authority, Student
                              Loan, (AMT), 5.45%, 2/15/09 $ 2,514,380
                                                          -----------
                              ESCROWED - 2.8%
Aaa       AAA        $  240   Missouri Health & Education
                              Authority, St. Louis
                              Children's, (MBIA), 6.25%,
                              5/15/12                     $   266,258
Aaa       AAA           410   Missouri Health & Education
                              Authority, St. Louis
                              Children's, (MBIA), 6.25%,
                              5/15/12                         453,341
Aaa       AAA           350   State of Missouri, Regional
                              Convention & Sports Complex
                              Authority, 6.80%, 8/15/11       399,480
Aaa       AAA           425   Missouri Health & Education
                              Authority, Christian
                              Health, 6.875%, (FGIC),
                              2/15/21                         480,998
Aaa       AAA           250   St. Louis County, Regional
                              Convention & Sports Complex
                              Authority, 7.00%, 8/15/11       288,630
Aaa       AAA           600   St. Louis County,
                              Pattonville School
                              District, 6.25%, (FGIC),
                              2/1/10                          656,070
                                                          -----------
                                                          $ 2,544,777
                                                          -----------
                              GENERAL OBLIGATION - 4.3%
A1        NR         $  750   City of St. Peters, 5.85%,
                              1/1/13                      $   759,773
Baa1      A             700   Puerto Rico, 5.00%, 7/1/21      600,460
Baa1      A           1,250   Puerto Rico, 5.75%, 7/1/15    1,204,112
Baa1      A           1,000   Puerto Rico, 5.50%, 7/1/21      919,960
NR        NR            450   Virgin Island Public
                              Finance Authority, 7.25%,
                              10/1/18                         472,509
                                                          -----------
                                                          $ 3,956,814
                                                          -----------
                              HEALTHCARE - 0.4%
Baa1      NR         $  300   Cass County, Fox Springs
                              Living Center, 7.375%,
                              10/1/22                     $   317,127
                                                          -----------
                              HOSPITALS - 10.5%
A         NR         $1,000   Boone County Hospital,
                              5.50%, 8/1/09               $   951,420
Baa1      NR          2,000   Missouri Health & Education
                              Authority, Jefferson
                              Memorial Hospital, 6.00%,
                              8/15/23                       1,831,100
Aa        AA          1,000   Missouri Health & Education
                              Authority, Barnes Jewish
                              Christian Hospital, 5.10%,
                              5/15/09                         944,310
Aa        AA          2,000   Missouri Health & Education
                              Authority, Barnes Jewish
                              Christian Hospital, 5.25%,
                              5/15/14                       1,886,160
Aa        AA          2,000   Missouri Health & Education
                              Authority, Barnes Jewish
                              Christian Hospital, 5.25%,
                              5/15/21                       1,851,300
Aa        AA          1,000   Missouri Health & Education
                              Authority, Sisters of Mercy
                              Hospital, 6.25%, 6/1/15       1,034,550
NR        BBB+          550   Moberly Industrial
                              Development Authority,
                              Moberly Regional Medical
                              Center, 8.75%, 3/1/16           603,471
NR        AAA           500   Phelps County, Phelps
                              Regional Medical Center,
                              (CLEE), 6.00%, 5/15/13          503,000
                                                          -----------
                                                          $ 9,605,311
                                                          -----------
                              HOUSING - 0.6%
NR        AAA        $  535   Missouri Housing
                              Development Authority SFMR,
                              (AMT), (GNMA), 6.75%,
                              6/1/24                      $   550,916
                                                          -----------
                              INDUSTRIAL DEVELOPMENT
                              REVENUE - 2.8%
NR        BBB        $1,390   Jefferson County Industrial
                              Development Authority,
                              Kmart Corporation, 6.40%,
                              8/1/08                      $ 1,381,452
A3        NR          1,200   Missouri Environmental
                              Improvement & Energy
                              Resources Authority,
                              American Cynamid Company,
                              5.80%, 9/1/09                 1,212,600
                                                          -----------
                                                          $ 2,594,052
                                                          -----------
                              INSURED - TRANSPORTATION - 1.7%
Aaa       AAA        $1,000   City of St. Louis, St.
                              Louis-Lambert International
                              Airport, (AMT), (FGIC),
                              6.125%, 7/1/12              $ 1,024,170
Aaa       AAA           500   City of St. Louis, St.
                              Louis-Lambert International
                              Airport, (AMT), (FGIC),
                              6.125%, 7/1/15                  510,350
                                                          -----------
                                                          $ 1,534,520
                                                          -----------
                              INSURED - EDUCATION - 2.1%
Aaa       AAA        $1,000   Missouri Western State
                              College Housing System,
                              (MBIA), 5.25%, 10/1/11      $   947,960
Aaa       AAA         1,000   Southeast Missouri State
                              University Housing System,
                              (MBIA), 5.70%, 4/1/14         1,003,600
                                                          -----------
                                                          $ 1,951,560
                                                          -----------
                              INSURED - GENERAL
                              OBLIGATION - 9.3%
Aaa       AAA        $1,000   Kansas City School
                              District, (FGIC), 5.00%,
                              2/1/14                      $   908,070
Aaa       AAA         2,250   Kansas City School
                              District, (FGIC), 5.00%,
                              2/1/14                        2,043,158
Aaa       AAA         1,450   St. Louis County, Mehlville
                              School District, (MBIA),
                              6.00%, 2/15/13                1,484,554
Aaa       AAA         1,000   St. Louis County, Parkway
                              School District, (MBIA),
                              5.00%, 2/1/12                   931,020

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY              VALUE
---------------------------------------------------------------------
                              INSURED - GENERAL OBLIGATION
                              (CONTINUED)
Aaa       AAA         1,500   City of St. Louis School
                              District, (FGIC), 5.75%,
                              4/1/12                        1,508,340
Aaa       AAA           620   City of St. Louis School
                              District, (FGIC), 6.00%,
                              4/1/12                          634,333
Aaa       AAA           500   Puerto Rico, (AMBAC),
                              Variable, 7/1/15 (1)            505,850
Aaa       AAA           500   Puerto Rico, (FSA),
                              Variable, 7/1/22 (1)            513,080
                                                          -----------
                                                          $ 8,528,405
                                                          -----------
                              INSURED - HOSPITAL - 18.4%
Aaa       AAA        $1,000   Jackson County, Carondelet
                              Health System, St. Mary's
                              Hospital, (MBIA), 5.75%,
                              7/1/24                      $   981,950
Aaa       AAA           800   Jackson County, St.
                              Joseph's Health System,
                              (MBIA), 6.50%, 7/1/19           836,464
Aaa       AAA         1,000   Jackson County, St.
                              Joseph's Health System,
                              (MBIA), 6.50%, 7/1/12         1,052,620
Aaa       AAA         1,500   Missouri Health & Education
                              Authority, Health Midwest,
                              (MBIA), 6.25%, 2/15/22        1,533,435
Aaa       AAA           500   Missouri Health & Education
                              Authority, Sisters of St.
                              Mary, (MBIA), 6.25%, 6/1/07     535,710
Aaa       AAA         1,600   Missouri Health & Education
                              Authority, Sisters of St.
                              Mary, (MBIA), 6.25%, 6/1/16   1,642,000
Aaa       AAA         1,500   Missouri Health & Education
                              Authority, Heartland Health
                              System, (AMBAC), 6.35%,
                              11/15/17                      1,554,735
Aaa       AAA         2,900   Missouri Health & Education
                              Authority, Lester Cox
                              Medical Center, (MBIA),
                              5.35%, 6/1/10                 2,813,493
Aaa       AAA         1,865   Missouri Health & Education
                              Authority, St. Luke's
                              Health System, (MBIA),
                              5.10%, 11/15/13               1,719,287
Aaa       AAA         2,000   Missouri Health & Education
                              Authority, St. Luke's
                              Health System, (MBIA),
                              5.125%, 11/15/19              1,801,460
Aaa       AAA           575   Missouri Health & Education
                              Authority, St. Louis
                              Children's Hospital,
                              (MBIA), 0%, 5/15/08             287,023
Aaa       AAA         9,500   Missouri Health & Education
                              Authority, Lester Cox
                              Medical Center, (MBIA), 0%,
                              9/1/20                        2,101,400
                                                          -----------
                                                          $16,859,577
                                                          -----------
                              INSURED - HOUSING - 1.8%
Aaa       AAA        $1,500   City of Springfield, SCA
                              Realty Multifamily Mortgage
                              Receipts, (FSA), 7.15%,
                              1/1/30                      $ 1,607,220
                                                          -----------
                              INSURED - LEASE/CERTIFICATE
                              OF PARTICIPATION - 4.4%
Aaa       AAA        $1,250   Kansas City Municipal
                              Assistance Corporation,
                              Bartle Hall Convention,
                              (AMBAC), 6.625%, 4/15/15    $ 1,336,050
Aaa       AAA           500   Kansas City Municipal
                              Assistance Corporation,
                              Bartle Hall Convention,
                              (AMBAC), 6.00%, 4/15/20         507,075
Aaa       AAA           600   Kansas City School
                              District, Building
                              Corporation, (FGIC), 6.50%,
                              2/1/08                          641,280
Aaa       AAA           500   St. Charles County, Public
                              Facilities Authority,
                              (FGIC), 6.375%, 3/15/07         536,420
Aaa       AAA         1,000   St. Louis County Municipal
                              Finance Corporation, Civil
                              Courts Building, (FGIC),
                              5.75%, 8/1/13                 1,002,340
                                                          -----------
                                                          $ 4,023,165
                                                          -----------
                              INSURED - UTILITIES - 11.4%
Aaa       AAA        $5,000   Missouri Environmental
                              Improvement & Energy
                              Resources Authority, Union
                              Electric Project, (AMT),
                              (AMBAC), 5.45%, 10/1/28     $ 4,540,000
Aaa       AAA           700   Puerto Rico Electric Power
                              Authority, (FSA), Variable,
                              7/1/03 (1)                      781,627
Aaa       AAA         5,000   City of Sikeston, Electric
                              System, (MBIA), 6.25%,
                              6/1/22                        5,138,150
                                                          -----------
                                                          $10,459,777
                                                          -----------
                              INSURED - WATER & SEWER - 1.7%
Aaa       AAA        $1,500   City of St. Louis, Water
                              Revenue Improvement Bonds,
                              (FGIC), 6.00%, 7/1/14       $ 1,539,480
                                                          -----------
                              LEASE/CERTIFICATE OF
                              PARTICIPATION - 5.1%
A1        A+         $2,000   State of Missouri, Regional
                              Convention & Sports Complex
                              Authority, 5.50%, 8/15/21   $ 1,844,580
A         BBB+        2,000   St. Louis County, Regional
                              Convention & Sports Complex
                              Authority, 5.50%, 8/15/13     1,861,880
Aa        AA          1,000   Southeast Missouri
                              Correctional Facility,
                              5.75%, 8/15/16                  995,090
                                                          -----------
                                                          $ 4,701,550
                                                          -----------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY              VALUE
---------------------------------------------------------------------
                              LIFECARE - 1.1%
NR        NR         $  950   Kansas City Industrial
                              Development Authority,
                              Kingswood United Methodist
                              Manor, 9.00%, 11/15/13      $ 1,018,457
                                                          -----------
                              NURSING HOMES - 1.7%
NR        NR         $  500   Missouri Health & Education
                              Authority, Bethesda Health
                              Group, 6.625%, 8/15/05      $   498,710
NR        NR          1,000   Missouri Health & Education
                              Authority, Bethesda Health
                              Group, 7.50%, 8/15/12         1,011,820
                                                          -----------
                                                          $ 1,510,530
                                                          -----------
                              SPECIAL TAX REVENUE - 3.6%
Baa1      A          $1,000   Puerto Rico Highway and
                              Transportation Authority,
                              6.625%, 7/1/12              $ 1,050,590
Baa1      A           1,400   Puerto Rico Highway and
                              Transportation Authority,
                              5.50%, 7/1/19                 1,306,704
Baa1      A           1,000   Puerto Rico Highway and
                              Transportation Authority,
                              5.50%, 7/1/17                   936,050
                                                          -----------
                                                          $ 3,293,344
                                                          -----------
                              TRANSPORTATION - 0.2%
NR        BBB        $  200   Guam Airport Authority,
                              6.375%, 10/1/10             $   202,580
                                                          -----------
                              UTILITIES - 4.3%
A1        AA         $  500   City of Columbia, Water &
                              Electric, 6.125%, 10/1/12   $   513,080
NR        BBB         1,010   Guam Power Authority,
                              6.30%, 10/1/22                  998,304
Baa1      A-          1,000   Puerto Rico Electric Power
                              Authority, 5.00%, 7/1/12        905,730
Baa1      A-          1,500   Puerto Rico Electric Power
                              Authority, 6.375%, 7/1/24     1,526,205
                                                          -----------
                                                          $ 3,943,319
                                                          -----------
                              WATER & SEWER - 9.1%
A1        AA-        $  760   City of Columbia, Sewerage
                              System, 6.25%, 10/1/15      $   784,472
Aa        NR            800   Missouri Environmental
                              Improvement & Energy
                              Resources Authority, Water
                              Pollution Control, 6.875%,
                              6/1/14                          872,288
Aa        NR            475   Missouri Environmental
                              Improvement & Energy
                              Resources Authority, Water
                              Pollution Control, 6.45%,
                              7/1/08                          513,385
Aa        NR            500   Missouri Environmental
                              Improvement & Energy
                              Resources Authority, Water
                              Pollution Control, 6.55%,
                              7/1/14                          532,300
Aa        NR          1,000   Missouri Environmental
                              Improvement & Energy
                              Resources Authority, Water
                              Pollution Control, 6.05%,
                              7/1/15                        1,033,590
Aa        NR          1,250   Missouri Environmental
                              Improvement & Energy
                              Resources Authority, Water
                              Pollution Control, 7.20%,
                              7/1/16                        1,419,863
Aa        NR          1,000   Missouri Environmental
                              Improvement & Energy
                              Resources Authority, Cape
                              Giradeau Project, 0%,
                              1/1/14                          329,020
Aa        A+          3,000   City of Springfield,
                              Waterworks, 5.375%, 5/1/14    2,888,640
                                                          -----------
                                                          $ 8,373,558
                                                          -----------
                              TOTAL TAX-EXEMPT
                              INVESTMENTS
                              (IDENTIFIED COST,
                              $88,354,959)                $91,630,419
                                                          ===========

(1) The above designated securities have been issued as inverse floater bonds.

The Portfolio invests primarily in debt securities issued by Missouri municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 1995, 53.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 0.6% to 27.9% of total investments.

                       See notes to financial statements

--------------------------------------------------------------------------------
                       North Carolina Tax Free Portfolio
                   Portfolio of Investments - August 31, 1995
--------------------------------------------------------------------------------
                         TAX-EXEMPT INVESTMENTS - 100%
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY             VALUE
---------------------------------------------------------------------
                              EDUCATION - 1.1%
Aa1       AA         $1,000   Educational Facilities
                              Finance Agency, Duke
                              University, 6.75%,
                              10/01/21                   $  1,061,130
NR        AAA         1,000   Educational Facilities
                              Finance Agency, Elon
                              College, 6.375%, 1/1/07       1,063,860
                                                         ------------
                                                         $  2,124,990
                                                         ------------
                              ESCROWED - 1.4%
Aaa       A-         $  155   North Carolina Municipal
                              Power, Catawba Electric,
                              5.00%, 1/1/20              $    141,755
NR        AAA           150   Puerto Rico GO, 7.30%,
                              7/1/20                          171,831
Aaa       AAA         1,500   Puerto Rico Public
                              Building Authority,
                              6.875%, 7/1/12                1,723,695
Baa1      AAA           635   Puerto Rico Electric Power
                              Authority, 7.125%, 7/1/14       707,987
                                                         ------------
                                                         $  2,745,268
                                                         ------------
                              GENERAL OBLIGATIONS - 8.7%
A         A-         $  175   Eden, Water and Sewer
                              Bonds, (AMT), 6.75%,
                              6/1/08                     $    188,249
NR        BBB         1,700   Guam, 5.40%, 11/15/18         1,484,729
Aaa       AAA         4,000   North Carolina Capital
                              Improvement, 4.70%, 2/1/06    3,897,040
Aaa       AAA         3,000   North Carolina Capital
                              Improvement, 4.70%, 2/1/10    2,768,850
Aaa       AAA         4,000   North Carolina Capital
                              Improvement, 4.75%, 2/1/12    3,606,200
Baa1      A           1,000   Puerto Rico, 6.50%, 7/1/23    1,029,630
Baa1      A           1,000   Puerto Rico, 5.75%, 7/1/15      963,290
NR        NR          2,550   Virgin Island, 7.25%,
                              10/1/18                       2,677,551
                                                         ------------
                                                         $ 16,615,539
                                                         ------------
                              HEALTH CARE - 3.4%
Aa        AA         $1,700   North Carolina Medical
                              Care Commission, Carolina
                              Medicorp, 6.00%, 5/1/21    $  1,669,281
Aa        AA          5,060   North Carolina Medical
                              Care Commission, Carolina
                              Medicorp, 5.50%, 5/1/15       4,742,080
                                                         ------------
                                                         $  6,411,361
                                                         ------------
                              HOSPITALS - 18.8%
Aa        AA         $2,090   Charlotte-Mecklenberg
                              Hospital, 0%, 1/1/06       $  1,193,745
Aa        AA          2,345   Charlotte-Mecklenberg
                              Hospital, 6.25%, 1/1/20       2,385,780
NR        A           5,500   North Carolina Medical
                              Care Commission, Mercy
                              Hospital, 6.50%, 8/1/08       5,725,665
Aa        AA-         3,000   North Carolina Medical
                              Care Commission, North
                              Carolina Baptist Hospital,
                              6.00%, 6/1/22                 2,944,830
Aa        AA          4,000   North Carolina Medical
                              Care Commission,
                              Presbyterian Health
                              Services, 5.50%, 10/1/14      3,778,720
Aa        AA          3,700   North Carolina Medical
                              Care Commission,
                              Presbyterian Health
                              Services, 6.00%, 10/1/24      3,610,386
A1        A+          5,000   North Carolina Medical
                              Care Commission, Rex
                              Hospital, 6.125%, 6/1/10      5,030,350
NR        BBB+        2,500   North Carolina Medical
                              Care Commission, Roanake-
                              Chowan Hospital, 7.75%,
                              10/1/19                       2,638,475
NR        AA          3,700   North Carolina Medical
                              Care Commission, Scotland
                              Memorial Hospital, 5.375%,
                              10/1/11                       3,463,459
Aa        AA-         2,450   Pitt County Memorial
                              Hospital, 6.90%, 12/1/21      2,602,807
A1        AA-         2,380   University of North
                              Carolina at Chapel Hill,
                              6.00%, 2/15/24                2,390,828
                                                         ------------
                                                         $ 35,765,045
                                                         ------------
                              HOUSING - 9.1%
NR        AAA        $1,900   Charlotte Housing, Double
                              Oaks, (FHA), (FNMA),
                              7.35%, 5/15/26             $  2,032,639
Aa        AA          2,250   North Carolina HFA, MFMR,
                              6.60%, 9/1/26                 2,286,855
Aa        AA          4,395   North Carolina HFA, MFMR,
                              6.85%, 7/1/13                 4,619,848
Aa        A+            870   North Carolina HFA, SFMR,
                              6.95%, 3/1/17                   910,220
Aa        A+            890   North Carolina HFA, SFMR,
                              (AMT), 7.05%, 9/1/20            925,066
Aa        A+          4,000   North Carolina HFA, SFMR,
                              (AMT), 6.70%, 9/1/26          4,093,680
Aa        A+          2,250   North Carolina HFA, MFMR,
                              (AMT), 6.70%, 1/1/26          2,321,348
Aaa       AAA           200   Puerto Rico HFC, SFMR,
                              6.85%, 10/15/23                 207,526
                                                         ------------
                                                         $ 17,397,182
                                                         ------------
                              INDUSTRIAL DEVELOPMENT - 5.5%
Baa1      BBB        $2,750   Haywood County, Champion
                              International Corporation,
                              (AMT), 5.50%, 10/1/18      $  2,518,395
Baa2      BBB         2,500   New Hanover County,
                              Occidental Petroleum
                              Corporation, 6.70%, 7/1/19    2,609,550
NR        AA            850   Robeson County, Campbell
                              Soup Company, 6.40%,
                              12/1/06                         917,847

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY             VALUE
---------------------------------------------------------------------
                              INDUSTRIAL DEVELOPMENT -
                              (CONTINUED)
A2        A           4,250   Martin County, Weyerhauser
                              Company, (AMT), 6.80%,
                              5/1/24                        4,399,303
                                                         ------------
                                                         $ 10,445,095
                                                         ------------
                              INSURED GOVERNMENT
                              OBLIGATIONS - 2.4%
Aaa       AAA        $1,000   Puerto Rico, (AMBAC),
                              Variable, 7/1/15 (1)       $  1,011,700
Aaa       AAA         3,500   Puerto Rico, (FSA),
                              Variable, 7/1/22 (1)          3,591,560
                                                         ------------
                                                         $  4,603,260
                                                         ------------
                              INSURED HOSPITAL - 10.6%
Aaa       AAA        $2,000   Catawba County, Catawba
                              Memorial Hospital,
                              (AMBAC), 6.20%, 10/1/12    $  2,065,660
Aaa       AAA           500   Cumberland County
                              Hospital, (MBIA), 0%,
                              10/1/09                         226,440
Aaa       AAA         4,225   New Hanover Regional
                              Medical Center, (AMBAC),
                              4.75%, 10/1/23                3,567,378
Aaa       AAA         1,750   North Carolina Medical
                              Care Commission, Moore
                              Regional Hospital, (FGIC),
                              5.20%, 10/1/13                1,616,720
Aaa       AAA         3,750   North Carolina Medical
                              Care Commission, Moore
                              Regional Hospital, (FGIC),
                              5.00%, 10/1/18                3,288,863
Aaa       AAA         2,000   North Carolina Medical
                              Care Commission, Wesley
                              Long Community Hospital,
                              (AMBAC), 5.25%, 10/1/13       1,858,720
Aaa       AAA         2,500   North Carolina Medical
                              Care Commission, Wesley
                              Long Community Hospital,
                              (AMBAC), 5.25%, 10/1/17       2,260,825
Aaa       AAA           935   North Carolina Medical
                              Care Commission, Memorial
                              Mission Hospital, (FSA),
                              0%, 10/1/06                     518,944
Aaa       AAA         5,000   North Carolina Medical
                              Care Commission, St.
                              Joseph's Medical Center,
                              (AMBAC), 5.10%, 10/1/14       4,524,250
Aaa       AAA           250   Wake County, North
                              Carolina Hospital System,
                              (MBIA), 5.125%, 10/1/26         219,655
                                                         ------------
                                                         $ 20,147,455
                                                         ------------
                              INSURED LEASE/CERTIFICATE
                              OF PARTICIPATION - 8.4%
Aaa       AAA        $  900   Burke County, COP,
                              Detention
                              Facility/Landfill
                              Equipment, (MBIA), 6.30%,
                              4/1/08                     $    960,561
Aaa       AAA         4,500   Charlotte, COP, Convention
                              Facility, (AMBAC), 5.25%,
                              12/1/13                       4,242,600
Aaa       AAA         1,750   Duplin County, COP,
                              (FGIC), 5.25%, 8/1/14         1,623,195
Aaa       AAA         1,575   Franklin, COP, (FGIC),
                              6.625%, 6/1/14                1,673,690
Aaa       AAA         5,000   Iredell County, COP,
                              Iredell-Statesville
                              Schools, (FGIC), 6.125%,
                              6/1/07                        5,288,550
Aaa       AAA         1,000   Mooresville School
                              District, (AMBAC), COP,
                              6.35%, 10/1/14                1,034,750
Aaa       AAA         1,000   Rutherford County, COP,
                              (FGIC), 6.25%, 6/1/23         1,022,640
Aaa       AAA           200   Scotland County, COP,
                              (CGIC), 6.75%, 3/1/11           213,198
                                                         ------------
                                                         $ 16,059,184
                                                         ------------
                              INSURED TRANSPORTATION - 1.8%
Aaa       AAA        $3,750   Piedmont Triad Airport
                              Authority, (MBIA), 5.125%,
                              7/1/12                     $  3,464,888
                                                         ------------
                              INSURED UTILITIES - 3.1%
Aaa       AAA        $3,000   North Carolina Municipal
                              Power Authority, Catawba
                              Electric, (AMBAC), 5.75%,
                              1/1/15                     $  2,917,920
Aaa       AAA         1,500   North Carolina Eastern
                              Municipal Power Authority,
                              (FSA), Variable, 1/1/19
                              (1)                           1,411,365
Aaa       AAA         1,400   Puerto Rico Electric Power
                              Authority, Stripes, (FSA),
                              Variable, 7/1/02 (1)          1,546,062
                                                         ------------
                                                         $  5,875,347
                                                         ------------
                              INSURED WATER & SEWER - 2.0%
Aaa       AAA        $  750   Fayetteville Public Works
                              Commission, (FGIC), 4.75%,
                              3/1/14                     $    650,655
Aaa       AAA         3,500   Fayetteville Public Works
                              Commission, (FGIC),
                              5.125%, 3/1/10                3,257,555
                                                         ------------
                                                         $  3,908,210
                                                         ------------
                              LEASE/CERTIFICATE OF
                              PARTICIPATION - 6.7%
A1        A-         $2,065   Buncombe County, COP,
                              6.625%, 12/1/10            $  2,205,026
Aa1       AA          4,150   Charlotte County, COP,
                              Charolette Mecklendberg
                              Law, 5.375%, 6/1/13           4,022,803
NR        AA            825   Durham County, COP, 6.10%,
                              7/15/07                         872,900
Aa        AA            985   Durham County, COP, 6.75%,
                              12/1/11                       1,062,648

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY             VALUE
---------------------------------------------------------------------
                              LEASE/CERTIFICATE OF
                              PARTICIPATION - (CONTINUED)
A1        AA          2,400   Greensboro, COP,
                              Greensboro Coliseum Arena,
                              6.75%, 12/1/09                2,581,272
A         NR          1,950   Rowan County, COP, 6.25%,
                              12/1/07                       2,095,002
                                                         ------------
                                                         $ 12,839,651
                                                         ------------
                              SPECIAL TAX REVENUE - 2.8%
Baa1      BBB+       $  200   Puerto Rico Finance
                              Authority, 7.90%, 7/1/07   $    220,820
Baa1      A           4,000   Puerto Rico Highway and
                              Transportation Authority,
                              5.25%, 7/1/20                 3,600,640
Baa1      A           1,490   Puerto Rico Highway and
                              Transportation Authority,
                              5.50%, 7/1/15                 1,415,738
                                                         ------------
                                                         $  5,237,198
                                                         ------------
                              TRANSPORTATION - 0.9%
Baa3      BB+        $1,500   Raleigh-Durham Airport
                              Authority, American
                              Airlines Inc., 9.40%,
                              11/1/00                    $  1,713,810
                                                         ------------
                              UTILITIES - 12.3%
A2        A          $1,015   Chatham County Industrial
                              Facilities and Pollution,
                              Carolina Power & Light,
                              6.30%, 6/1/14              $  1,074,804
NR        BBB         1,750   Guam Power Authority,
                              5.25%, 10/1/23                1,501,220
A         A-          2,875   North Carolina Municipal
                              Power, Catawba Electric,
                              5.00%, 1/1/15                 2,426,414
A         A-          2,500   North Carolina Municipal
                              Power, Catawba Electric,
                              5.75%, 1/1/15                 2,328,850
A         A-            550   North Carolina Municipal
                              Power, Catawba Electric,
                              7.00%, 1/1/16                   566,803
A         BBB+        5,000   North Carolina Municipal
                              Power, Eastern Power,
                              6.125%, 1/1/09                4,965,750
A         BBB+        1,500   North Carolina Municipal
                              Power, Eastern Power,
                              6.40%, 1/1/21                 1,481,310
A         BBB+        3,200   North Carolina Municipal
                              Power, Eastern Power,
                              6.00%, 1/1/26                 3,008,960
A         BBB+        1,750   North Carolina Municipal
                              Power, Eastern Power,
                              7.00%, 1/1/13                 1,858,727
Baa1      A-          2,000   Puerto Rico Electric Power
                              Authority, 0%, 7/1/17           528,860
Baa1      A-          1,000   Puerto Rico Electric Power
                              Authority, 7.00%, 7/1/21      1,105,180
Baa1      A-          2,000   Puerto Rico Electric Power
                              Authority, 6.00%, 7/1/16      1,988,040
Baa1      A-            365   Puerto Rico Electric Power
                              Authority, 7.125%, 7/1/14       398,427
NR        NR            250   Virgin Islands Water and
                              Power Authority, 7.40%,
                              7/1/11                          261,877
                                                         ------------
                                                         $ 23,495,222
                                                         ------------
                              WATER & SEWER - 1.0%
Aa        AA         $2,000   Orange County, Water &
                              Sewer, 5.20%, 7/1/16       $  1,815,440
                                                         ------------
                              TOTAL TAX-EXEMPT
                              INVESTMENTS
                              (IDENTIFIED COST,
                              $183,328,988)              $190,664,145
                                                         ============

(1) The above designated securities have been issued as inverse floater bonds.

The Portfolio invests primarily in debt securities issued by North Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 1995, 28.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 0.1% to 12.3% of total investments.

                       See notes to financial statements

--------------------------------------------------------------------------------
                           Oregon Tax Free Portfolio
                   Portfolio of Investments - August 31, 1995
--------------------------------------------------------------------------------
                         TAX-EXEMPT INVESTMENTS - 100%
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY             VALUE
---------------------------------------------------------------------
                              EDUCATION - 1.6%
NR        A+         $1,250   State of Oregon Health,
                              Housing, Educational and
                              Cultural Facilities
                              Authority, Reed College
                              Project, 6.75%, 7/1/21     $  1,320,450
A         NR          1,000   City of Salem, Educational
                              Facilities, Willamette
                              University Project, 6.10%,
                              4/1/14                        1,010,800
                                                         ------------
                                                         $  2,331,250
                                                         ------------
                              ESCROWED - 1.7%
A1        AAA        $2,000   City of Medford, Rogue
                              Valley Memorial Hospital
                              (ETM), 6.25%, 12/1/07      $  2,182,460
NR        AAA           200   Puerto Rico Highway &
                              Transportation Authority,
                              Pre-Refunded, 6.625%,
                              7/1/18                          226,918
                                                         ------------
                                                         $  2,409,378
                                                         ------------
                              GENERAL
                              OBLIGATIONS - 17.7%
A         A+         $2,000   Clackamas County,
                              Clackamas Community
                              College District, 5.25%,
                              12/1/09                    $  1,964,440
Aa        AA+         1,000   Tri County Metropolitan
                              Transportation District,
                              Light Rail Extention,
                              6.00%, 7/1/12                 1,021,140
Aa        NR          1,000   Clackamas & Multnomah
                              Counties, Lake Oswego
                              School District, 5.70%,
                              6/15/10                       1,012,290
Aa        NR          2,000   Lane County, City of
                              Eugene, School District,
                              5.375%, 7/1/13                1,932,000
Aa        AA-         1,500   Washington and Multnomah
                              Counties, City of
                              Beaverton, School
                              District, 5.00%, 9/1/12       1,405,290
Aa        AA-         1,000   State of Oregon, Oregon
                              Veterans' Welfare Bonds,
                              9.00%, 4/1/04                 1,291,370
Aa        AA-         1,000   State of Oregon, Board of
                              Higher Education, 6.00%,
                              10/15/18                      1,013,760
Aa        AA-         6,110   State of Oregon, Elderly
                              and Disabled Housing,
                              (AMT), 5.65%, 8/1/26          5,885,213
Aa        AA-         1,250   State of Oregon, Elderly
                              and Disabled Housing,
                              6.375%, 8/1/24                1,294,063
Aa        AA-         1,000   State of Oregon, Elderly
                              and Disabled Housing,
                              (AMT), 5.625%, 8/1/18           976,670
Aa        AA-         3,505   State of Oregon,
                              Governmental Purpose,
                              5.625%, 6/1/13 (2)            3,491,015
Aa        AA-         2,000   State of Oregon, Board of
                              Higher Education, 5.00%,
                              8/1/23                        1,764,940
Baa1      A           2,000   Puerto Rico, 5.75%, 7/1/15    1,926,580
Baa1      A           1,000   Puerto Rico, 5.50%, 7/1/21      919,960
                                                         ------------
                                                         $ 25,898,731
                                                         ------------
                              HOSPITALS - 1.4%
NR        A          $1,000   Benton County, Good
                              Samaritan Hospital
                              Corvallis, 6.25%, 10/1/09  $  1,006,810
Aa3       AA          1,000   Clackamas County, Kaiser
                              Permanente, 6.25%, 4/1/21     1,006,520
                                                         ------------
                                                         $  2,013,330
                                                         ------------
                              HOUSING - 8.8%
Aa        NR         $2,500   State of Oregon Housing
                              and Community Services
                              Department, MFMR, 6.875%,
                              7/1/28                     $  2,623,425
Aa        NR          1,055   State of Oregon Housing
                              and Community Services
                              Department, SFMR, (AMT),
                              6.80%, 7/1/27                 1,097,105
Aa        NR          1,500   State of Oregon Housing
                              and Community Services
                              Department, SFMR, 5.375%,
                              7/1/17                        1,388,325
Aa        NR          3,500   State of Oregon, Housing
                              and Community Services
                              Department, SFMR, 5.45%,
                              7/1/24                        3,205,965
Aa        NR          2,500   State of Oregon, Housing
                              and Community Services
                              Department, SFMR, (AMT),
                              6.45%, 7/1/26                 2,579,025
Aa        NR          2,000   State of Oregon, Housing
                              and Community Services
                              Department, SFMR, (AMT),
                              6.40%, 7/1/26                 2,029,580
                                                         ------------
                                                         $ 12,923,425
                                                         ------------
                              INDUSTRIAL DEVELOPMENT
                              REVENUE - 4.7%
NR        BBB-       $5,000   Port of Astoria, PCR,
                              James River Project,
                              6.55%, 2/1/15 (2)          $  5,030,900
NR        NR            750   Port of Portland, Ash
                              Grove Cement Co., 7.25%,
                              10/1/09                         821,640
Baa1      A           1,000   Port of Portland, North
                              Portland Crown Zellerbach
                              Corporation, 6.125%,
                              5/15/08                       1,000,200
                                                         ------------
                                                         $  6,852,740
                                                         ------------

                              COGENERATION - 1.4%
NR        NR         $2,000   Western Generation Agency,
                              Wauna Cogeneration
                              Project, (AMT), 7.40%,
                              1/1/16                     $  2,084,360
                                                         ------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY             VALUE
---------------------------------------------------------------------
                              INSURED TRANSPORTATION - 4.6%
Aaa       AAA        $1,000   Port of Portland, Portland
                              International Airport,
                              (AMT), (AMBAC), 6.25%,
                              7/1/18                     $  1,050,930
Aaa       AAA         2,750   Port of Portland, Portland
                              International Airport,
                              (AMT), (FGIC), 6.00%,
                              7/1/23                        2,829,118
Aaa       AAA         1,250   Port of Portland, Portland
                              International Airport,
                              (AMT), (FGIC), 5.75%,
                              7/1/25                        1,213,475
Aaa       AAA         1,500   Oregon Department of
                              Transportation, Westside
                              Light Rail, (MBIA), 6.25%,
                              6/1/09                        1,585,155
                                                         ------------
                                                         $  6,678,678
                                                         ------------
                              INSURED EDUCATION - 1.7%
Aaa       AAA        $1,000   State of Oregon Health,
                              Housing, Educational and
                              Cultural Facilities
                              Authority, Lewis and Clark
                              College, (MBIA), 6.00%,
                              10/1/13                    $  1,025,980
Aaa       AAA         1,500   State of Oregon Health,
                              Housing, Educational and
                              Cultural Facilities
                              Authority, Lewis and Clark
                              College, (MBIA), 6.125%,
                              10/1/24                       1,535,640
                                                         ------------
                                                         $  2,561,620
                                                         ------------
                              INSURED GENERAL
                              OBLIGATIONS - 11.6%
Aaa       AAA        $1,850   Deschutes and Jefferson
                              Counties, Redmond School
                              District, (MBIA), 5.60%,
                              6/1/09                     $  1,865,984
Aaa       AAA         2,500   Deschutes County, City of
                              Sisters School District,
                              (MBIA), 5.40%, 12/1/10        2,459,000
Aaa       AAA         2,750   Jefferson County, Madras
                              School District, (FSA),
                              5.50%, 6/15/13                2,712,930
Aaa       AAA         1,000   Multnomah County, Parkrose
                              School District, (FGIC),
                              5.70%, 12/1/09                1,027,770
Aaa       AAA         1,000   Multnomah County, Parkrose
                              School District, (FGIC),
                              5.50%, 12/1/10                1,005,770
Aaa       AAA         2,500   Marion and Polk Counties,
                              Salem-Keizer School
                              District, (FSA), 5.40%,
                              6/1/12                        2,409,100
Aaa       AAA         3,500   Yamhill, Clackamas &
                              Washington Counties,
                              Newberg School Dist.,
                              (FSA), 5.50%, 6/1/10          3,471,755
Aaa       AAA         2,000   Puerto Rico, (AMBAC),
                              Variable, 7/1/15 (1)          2,023,400
                                                         ------------
                                                         $ 16,975,709
                                                         ------------
                              INSURED HOSPITALS - 2.2%
Aaa       AAA        $2,000   City of Portland, Hospital
                              Facilities Authority,
                              Legacy Health System,
                              (AMBAC), 6.70%, 5/1/21     $  2,146,520
Aaa       AAA         1,000   Western Lane Hospital
                              District Authority,
                              Sisters of St. Joseph of
                              Peace, (MBIA), 5.75%,
                              8/1/19                        1,003,150
                                                         ------------
                                                         $  3,149,670
                                                         ------------
                              INSURED - CERTIFICATES OF
                              PARTICIPATIONS - 2.0%
Aaa       AAA        $1,250   State of Oregon,
                              Department of General
                              Services, Real Property
                              Financing Program,
                              (AMBAC), 6.25%, 9/1/15     $  1,295,138
Aaa       AAA         1,500   State of Oregon,
                              Department of General
                              Services, Real Property
                              Financing Program, (MBIA),
                              6.25%, 11/1/19 (2)            1,559,595
                                                         ------------
                                                         $  2,854,733
                                                         ------------
                              INSURED UTILITIES - 1.7%
Aaa       AAA        $1,000   Lane County, Emerald
                              People's Utility District,
                              Electric System, (AMBAC),
                              5.75%, 11/1/16             $  1,000,610
Aaa       AAA         1,000   City of Eugene, Electric
                              Utility Revenue, (MBIA),
                              5.80%, 8/1/22                 1,011,210
Aaa       AAA           500   Puerto Rico Electric Power
                              Authority, (FSA),
                              Variable, 7/1/03 (1)            558,305
                                                         ------------
                                                         $  2,570,125
                                                         ------------

                              INSURED WATER
                              & SEWER - 4.5%
Aaa       AAA        $1,000   City of Beaverton,
                              Washington County, Water
                              Revenue, (FSA), 6.125%,
                              6/1/14                     $  1,027,200
Aaa       AAA         1,500   City of Portland, Sewer
                              System, (FGIC), 6.00%,
                              10/1/12                       1,542,135
Aaa       AAA         1,000   South Fork Water Board,
                              First Lien Water Revenue,
                              (FSA), 6.00%, 2/1/19          1,024,020
Aaa       AAA         1,375   Washington County, Unified
                              Sewerage Agency, Senior
                              Lien, (AMBAC), 6.125%,
                              10/1/12                       1,427,690
Aaa       AAA         1,500   Washington County, Unified
                              Sewerage Agency, (AMBAC),
                              6.125%, 10/1/12               1,557,480
                                                         ------------
                                                         $  6,578,525
                                                         ------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY             VALUE
---------------------------------------------------------------------
                              CERTIFICATES OF
                              PARTICIPATION - 1.7%
Aa        A          $1,500   Multnomah County, Juvenile
                              Justice Complex, 6.00%,
                              8/1/12                     $  1,535,865
Aa        NR          1,000   Multnomah County, Health
                              System Facilities, 5.50%,
                              7/1/13                          979,900
                                                         ------------
                                                         $  2,515,765
                                                         ------------
                              MISCELLANEOUS - 3.9%
A         A          $3,000   Metropolitan Service
                              District, Metro
                              Headquarters Building
                              Project, 5.25%, 8/1/22     $  2,682,930
A         NR          1,600   State of Oregon, Oregon
                              Bond Bank, Special Public
                              Works Fund, 5.375%, 1/1/14    1,523,744
A1        NR          1,500   State of Oregon Health,
                              Housing, Educational and
                              Cultural Facilities
                              Authority, Oregon Coast
                              Aquarium, 5.25%, 10/1/13      1,427,640
                                                         ------------
                                                         $  5,634,314
                                                         ------------
                              SPECIAL TAX REVENUE - 6.8%
A         NR         $1,000   City of Portland, Urban
                              Renewal and Redevelopment
                              Bonds, Downtown Waterfront
                              Project, 6.40%, 6/1/08     $  1,066,770
Baa1      A           1,500   Puerto Rico Highway and
                              Transportation Authority,
                              6.375%, 7/1/08                1,586,550
Baa1      A           1,720   Puerto Rico Highway and
                              Transportation Authority,
                              5.25%, 7/1/20                 1,548,275
Baa1      A            2000   Puerto Rico Highway and
                              Transportation Authority,
                              5.50%, 7/1/17                 1,872,100
Baa1      A             800   Puerto Rico Highway and
                              Transportation Authority,
                              6.625%, 7/1/18                  834,880
A1        AA          3,000   Tri-County Metropolitan
                              Transportation District,
                              Limited Tax Pledge, 5.70%,
                              8/1/13                        2,993,130
                                                         ------------
                                                         $  9,901,705
                                                         ------------
                              TRANSPORTATION - 3.4%
Ba1       BB         $1,500   Port of Portland, Special
                              Obligation Revenue Bonds,
                              Delta Air Lines, Inc.
                              Project, (AMT), 6.20%,
                              9/1/22                     $  1,435,725
NR        BBB         2,000   Guam Airport Authority,
                              6.50%, 10/1/23                2,007,180
NR        BBB         1,500   Guam Airport Authority,
                              (AMT), 6.70%, 10/1/23         1,510,800
                                                         ------------
                                                         $  4,953,705
                                                         ------------
                              UTILITIES - 14.3%
A1        AA         $1,500   City of Eugene, Electric
                              Utility System, 6.00%,
                              8/1/11                     $  1,533,000
A1        AA          4,055   City of Eugene, Electric
                              Utility System, 5.75%,
                              8/1/16                        4,025,480
Aa        AA          4,000   City of Eugene, Trojan
                              Nuclear Power Project,
                              5.90%, 9/1/09 (2)             3,999,920
Aa        AA          4,000   Northern Wasco County,
                              People's Utility District,
                              McNary Dam Fishway
                              Hydroelectric Project,
                              Bonneville Power
                              Administration, 5.20%,
                              12/1/24                       3,571,040
Baa1      A-          8,000   Puerto Rico Electric Power
                              Authority, 5.00%, 7/1/12      7,245,840
A         A+            500   Puerto Rico Telephone
                              Authority, Variable,
                              1/1/20 (1)                      510,830
                                                         ------------
                                                         $ 20,886,110
                                                         ------------
                              WATER & SEWER - 4.3%
NR        A+         $2,000   Clackamus County, Water
                              Revenue, 6.375%, 10/1/14   $  2,097,880
A         A+          1,500   City of Gresham, Water
                              Revenue, 5.20%, 11/1/10       1,470,615
A         A+          1,000   City of Gresham, Water
                              Revenue, 5.30%, 11/1/15         965,110
Aa        A+          1,800   City of Portland, Water
                              Systems, 5.25%, 8/1/13        1,711,673
                                                         ------------
                                                         $  6,245,278
                                                         ------------
                              TOTAL TAX-EXEMPT
                              INVESTMENTS
                              (IDENTIFIED COST,
                              $143,369,782)              $146,019,151
                                                         ============

(1) The above designated securities have been issued as inverse floater bonds.
(2) Security has been segregated to cover margin requirements for open financial futures contracts.

The Portfolio invests primarily in debt securities issued by Oregon municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 1995, 35.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 5.2% to 8.2% of total investments.

                       See notes to financial statements

--------------------------------------------------------------------------------
                       South Carolina Tax Free Portfolio
                   Portfolio of Investments - August 31, 1995
--------------------------------------------------------------------------------
                         TAX-EXEMPT INVESTMENTS - 100%
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY              VALUE
---------------------------------------------------------------------
                              EDUCATION - 3.8%
NR        BBB-       $1,000   Puerto Rico ITEME,
                              Polytechnic University of
                              Puerto Rico, 5.50%, 8/1/24  $   876,150
NR        A           1,500   SC Education Authority,
                              Student Loan, (AMT), 6.30%,
                              9/1/08                        1,516,575
                                                          -----------
                                                          $ 2,392,725
                                                          -----------
                              ESCROWED - 1.5%
Aaa       AA         $  500   Columbia, South Carolina
                              Waterworks and Sewer
                              System, 7.10%, 2/1/12       $   570,865
Aaa       AAA           350   South Carolina Public
                              Service Authority, Santee
                              Cooper, 6.625%, 7/1/31          397,292
                                                          -----------
                                                          $   968,157
                                                          -----------
                              GENERAL OBLIGATIONS - 5.7%
NR        BBB        $1,025   Guam, 5.40%, 11/15/18       $   895,204
Baa1      A           1,000   Puerto Rico Public
                              Building, 5.75%, 7/1/16         956,670
Baa1      A           1,000   Puerto Rico, 6.50%, 7/1/23    1,029,630
A         A             500   Spartanburg Sanitary Sewer
                              District, 5.40%, 3/1/10         481,520
NR        NR            200   Virgin Islands, 7.25%,
                              10/1/18                         210,004
                                                          -----------
                                                          $ 3,573,028
                                                          -----------
                              HOSPITALS - 6.0%
NR        AA-        $  725   Greenville Hospital System
                              Board of Trustees, 7.00%,
                              5/1/17                      $   759,365
Baa1      NR          1,500   Horry County, Conway
                              Hospital, 6.75%, 7/1/12       1,527,705
NR        AAA         1,500   SC Jobs Economic
                              Development, Oconee
                              Memorial Hospital, 6.15%,
                              3/1/25                        1,499,970
                                                          -----------
                                                          $ 3,787,040
                                                          -----------
                              HOUSING - 9.5%
NR        AA         $  995   South Carolina HFA, MFMR,
                              Westbury Place, 6.05%,
                              7/1/27                      $   951,698
NR        BBB+        1,000   South Carolina HDA, MFMR,
                              Hunting Ridge, (AMT),
                              6.75%, 6/1/25                   983,480
Aa        AA          1,500   South Carolina HFA, SFMR,
                              6.375%, 7/1/16                1,501,560
Aa        NR          1,500   South Carolina HFA, SFMR,
                              6.45%, 7/1/17                 1,510,260
Aa        NR          1,000   South Carolina HFA, SFMR,
                              (AMT), 6.75%, 7/1/26          1,010,570
                                                          -----------
                                                          $ 5,957,568
                                                          -----------
                              INDUSTRIAL DEVELOPMENT - 18.0%
Baa2      BBB        $1,000   Aiken County, Beliot
                              Corporation, 6.00%, 12/1/11 $   991,700
NR        BBB+        1,500   Chester County, 7.35%,
                              2/1/14                        1,609,395
A1        AA-         1,500   Darlington County, Nucor
                              Corporation, (AMT), 5.75%,
                              8/1/23 (3)                    1,405,185
A2        A+            500   Darlington County, Sonoco
                              Products, (AMT), 6.125%,
                              6/1/25                          498,920
Aa3       AA            500   Florence County, Pollution
                              Control, E.I. du Pont de
                              Nemours & Co., 6.35%,
                              7/1/22                          520,050
A1        A-          2,665   Richland County, Pollution
                              Control, Union Camp
                              Corporation, (AMT), 6.75%,
                              11/1/22                       2,812,854
NR        NR          1,500   Spartanburg County, Solid
                              Waste, Bavarian Motor Works
                              Corporation, (AMT), 7.55%,
                              11/1/24                       1,618,440
A2        A+          2,000   York County, Hoechst
                              Celanese Corporation,
                              (AMT), 5.70%, 1/1/24          1,869,640
                                                          -----------
                                                          $11,326,184
                                                          -----------
                              INSURED EDUCATION - 0.4%
Aaa       AAA        $  250   College of Charleston,
                              Housing and Auxiliary
                              Facilities, (MBIA), 6.00%,
                              10/1/07                     $   257,818
                                                          -----------
                              INSURED GENERAL OBLIGATION - 1.7%
Aaa       AAA        $1,000   Berkeley County School
                              District, (AMBAC), 6.30%,
                              2/1/16                      $ 1,039,360
                                                          -----------
                              INSURED HOSPITAL - 5.9%
Aaa       AAA        $1,000   Florence County, McLeod
                              Medical Center, (FGIC),
                              5.25%, 11/1/09              $   947,310
Aaa       AAA         1,500   Greenwood County, Self
                              Memorial Hospital, (FGIC),
                              5.875%, 10/1/17               1,493,490
Aaa       AAA           300   Lexington County Health
                              Services District, Inc.,
                              (FSA), 6.75%, 10/1/18           317,547
Aaa       AAA         1,000   South Carolina
                              Jobs-Economic Development,
                              South Carolina Baptist
                              Hospital, (AMBAC), 5.45%,
                              8/1/15                          934,330
                                                          -----------
                                                          $ 3,692,677
                                                          -----------
                              INSURED LEASE/CERTIFICATE
                              OF PARTICIPATION - 7.3%
Aaa       AAA        $  500   Charleston County, COP,
                              (MBIA), 6.10%, 6/1/11       $   513,820
Aaa       AAA         1,000   Charleston County, COP,
                              (MBIA), 7.00%, 6/1/19         1,079,830
Aaa       AAA         1,060   Chesterfield County School
                              District, COP, (MBIA),
                              6.00%, 7/1/15                 1,058,664
Aaa       AAA         1,000   Florence County, COP, Law
                              Center, (AMBAC), 6.00%,
                              3/1/14                        1,003,570
Aaa       AAA           900   North Charleston, COP,
                              Coliseum Capital
                              Improvements, (FGIC),
                              6.00%, 1/1/11                   915,318
                                                          -----------
                                                          $ 4,571,202
                                                          -----------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY              VALUE
---------------------------------------------------------------------
                              INSURED SOLID WASTE - 0.8%
Aaa       AAA        $  500   Charleston County, (FGIC),
                              6.00%, 1/1/14               $   508,995
                                                          -----------
                              INSURED TRANSPORTATION - 1.5%
Aaa       AAA        $1,105   Charleston County Airport,
                              (MBIA), 4.75%, 7/1/15       $   952,919
                                                          -----------
                              INSURED UTILITIES - 12.5%
Aaa       AAA        $  300   Piedmont Municipal Power
                              Agency, (MBIA), 6.25%,
                              1/1/09                      $   322,785
Aaa       AAA         1,000   Piedmont Municipal Power
                              Agency, (MBIA), 6.30%,
                              1/1/14                        1,039,880
Aaa       AAA           400   Puerto Rico Electric Power
                              Authority, (STRIPES),
                              (FSA), Variable, 7/1/02 (1)     441,732
Aaa       AAA           150   Rock Hill, Downtown
                              Redevelopment, (AMBAC),
                              5.375%, 1/1/24                  141,399
Aaa       AAA         1,000   South Carolina Public
                              Service Authority, Santee
                              Cooper, (AMBAC), 5.00%,
                              1/1/14                          907,230
Aaa       AAA         1,000   South Carolina Public
                              Service Authority, Santee
                              Cooper, (MBIA), 5.125%,
                              1/1/32                          867,170
Aaa       AAA         1,500   South Carolina Public
                              Service Authority, (MBIA),
                              5.75%, 1/1/10 (2)             1,478,295
Aaa       AAA         1,500   South Carolina Public
                              Service Authority, (MBIA),
                              5.75%, 1/1/22 (2)             1,422,090
Aaa       AAA         1,250   South Carolina Public
                              Service Authority, (AMBAC),
                              6.375%, 7/1/21                1,279,025
                                                          -----------
                                                          $ 7,899,606
                                                          -----------
                              INSURED WATER & SEWER - 5.2%
Aaa       AAA        $1,000   Berkeley County, South
                              Carolina Water and Sewer
                              System, (MBIA), 5.55%,
                              6/1/15                      $   954,920
Aaa       AAA         2,000   Cayce, South Carolina Water
                              and Sewer System, (AMBAC),
                              5.25%, 7/1/15 (3)             1,840,320
Aaa       AAA           500   Mount Pleasant, Waterworks
                              and Sewer System, (AMBAC),
                              6.00%, 12/1/20                  505,950
                                                          -----------
                                                          $ 3,301,190
                                                          -----------
                              LEASE/CERTIFICATE OF
                              PARTICIPATION - 4.1%
Baa       NR         $  750   Lexington School District,
                              COP, 6.90%, 7/1/08          $   784,223
Baa1      BBB+        1,750   Myrtle Beach Convention
                              Center, COP, 6.875%, 7/1/17   1,802,762
                                                          -----------
                                                          $ 2,586,985
                                                          -----------
                              MISCELLANEOUS - 0.5%
NR        A+         $  300   South Carolina Resource
                              Authority, 7.00%, 4/1/13    $   311,634
                                                          -----------
                              SPECIAL TAX - 1.1%
Baa1      A          $  750   Puerto Rico Highway and
                              Transportation Authority,
                              5.50%, 7/1/19               $   700,020
                                                          -----------
                              UTILITIES - 13.5%
A2        A-         $1,650   Berkeley County, South
                              Carolina Electric & Gas
                              Company, 6.50%, 10/1/14     $ 1,746,195
A2        A           1,500   Darlington County, Carolina
                              Power & Light Company,
                              6.60%, 11/1/10                1,596,915
NR        BBB           500   Guam Power Authority,
                              5.25%, 10/1/23                  428,920
Aa2       AA-         1,000   Oconee County, PCR, Duke
                              Power, 5.80%, 4/1/14            990,970
A         BBB           500   Piedmont Municipal Power
                              Agency, 5.75%, 1/1/24           458,910
Baa1      A-          1,400   Puerto Rico Electric Power
                              Authority, 6.250%, 7/1/17     1,414,000
Baa1      A-            500   Puerto Rico Electric Power
                              Authority, 6.375%, 7/1/24       508,735
A1        A+            500   South Carolina Public
                              Service Authority, Santee
                              Cooper, 6.00%, 7/1/31           488,435
A1        A+          1,000   South Carolina Public
                              Service Authority, 5.125%,
                              1/1/32                          849,170
                                                          -----------
                                                          $ 8,482,250
                                                          -----------
                              WATER & SEWER REVENUE - 1.0%
Aa        AA         $  500   Columbia, Waterworks and
                              Sewer System, 5.375%,
                              2/1/12                      $   483,830
A1        AA-           150   Spartanburg, Water System,
                              6.25%, 6/1/12                   155,079
                                                          -----------
                                                          $   638,909
                                                          -----------
                              TOTAL TAX-EXEMPT
                              INVESTMENTS
                              (IDENTIFIED COST,
                              $60,604,156)                $62,948,267
                                                          ===========

(1) The above designated securities have been issued as inverse floater bonds.
(2) When-issued security.
(3) Security has been segregated to cover when-issued securities.

The Portfolio invests primarily in debt securities issued by South Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 1995, 35.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 1.2% to 15.8% of total investments.

                       See notes to financial statements

--------------------------------------------------------------------------------
                          Tennessee Tax Free Portfolio
                   Portfolio of Investments - August 31, 1995
--------------------------------------------------------------------------------
                         TAX-EXEMPT INVESTMENTS - 100%
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY              VALUE
---------------------------------------------------------------------
                              EDUCATION - 4.3%
Aa        AA         $1,600   Nashville and Davidson
                              County, The Vanderbilt
                              University, 5.20%, 7/1/18   $ 1,462,256
Baa       NR          1,000   Nashville and Davidson
                              County, The Belmont
                              University, 6.40%, 12/1/19      998,650
                                                          -----------
                                                          $ 2,460,906
                                                          -----------
                              GENERAL OBLIGATION - 4.1%
Aa        AA+        $1,000   Shelby County, 5.625%,
                              4/1/14                      $   973,560
Aa        AA+         1,000   Shelby County, 5.125%,
                              3/1/16                          907,440
Aa        NR            500   Williamson County, Rural
                              School Bonds, 5.80%, 3/1/12     504,710
                                                          -----------
                                                          $ 2,385,710
                                                          -----------
                              HOSPITAL - 4.0%
Baa1      NR         $  500   City of Clarksville,
                              Clarksville Memorial
                              Hospital, 6.25%, 7/1/08     $   497,765
Baa1      NR            500   City of Clarksville,
                              Clarksville Memorial
                              Hospital, 6.375%, 7/1/08        487,915
Baa1      BBB+          250   County of Knox, East
                              Tennessee Children's
                              Hospital, 6.50%, 10/1/12        249,728
NR        A-          1,000   Sumner County, Sumner
                              Regional Health Systems,
                              7.50%, 11/1/14                1,084,970
                                                          -----------
                                                          $ 2,320,378
                                                          -----------
                              HOUSING - 16.2%
NR        AAA        $  500   Knoxville Community
                              Development Corporation,
                              MFMR, Morningside Gardens,
                              (GNMA) 6.10%, 7/20/20       $   486,860
NR        A             750   Knoxville Community
                              Development Corporation,
                              MFMR, Clinton Towers,
                              6.65%, 10/15/10                 760,140
NR        A           1,645   Nashville and Davidson
                              County, MFMR, The Park at
                              Hermitage, 5.90%, 2/1/19      1,494,054
NR        A             800   Murfreesboro Housing
                              Authority, MFMR, Westbrooks
                              Towers Project, 5.875%,
                              7/15/10                         755,120
Aa        A+            500   TN HDA, Homeownership
                              Program, 6.80%, 7/1/17          510,560
A1        A+          2,000   TN HDA, Mortgage Finance
                              Program, 5.85%, 7/1/13        1,973,680
A1        A+          2,000   TN HDA, Mortgage Finance
                              Program, 5.95%, 7/1/28        1,938,180
Aa        AA          1,500   TN HDA, Homeownership
                              Program, (AMT), 5.75%,
                              7/1/24                        1,394,550
                                                          -----------
                                                          $ 9,313,144
                                                          -----------
                              INDUSTRIAL DEVELOPMENT
                              REVENUE - 16.0%
Aa2       AA         $1,000   City of Chattanooga, E.I.
                              du Pont de Nemours and
                              Company Project, 6.35%,
                              7/1/22                      $ 1,040,100
Aa2       AA          1,000   Humphreys County, E.I. du
                              Pont de Nemours and Company
                              Project, 6.70%, 5/1/24        1,056,030
Aa2       AA          2,000   Loudon County,
                              Kimberly-Clark Corporation
                              Project, (AMT), 6.20%,
                              2/1/23 (2)                    2,006,900
Baa1      BBB         1,750   Maury County, Saturn
                              Corporation Project, 6.50%,
                              9/1/24                        1,796,970
Baa1      BBB           250   McMinn County, Calhoun
                              Newsprint Company, Bowater
                              Incorporated Obligor,
                              (AMT), 7.40%, 12/1/22           264,340
Baa3      BBB         1,500   Memphis-Shelby County
                              Airport Authority, Federal
                              Express Corporation, 6.75%,
                              9/1/12                        1,562,475
Baa3      BBB         1,000   Memphis-Shelby County
                              Airport Authority, Federal
                              Express Corporation, (AMT),
                              6.20%, 7/1/14                 1,005,000
NR        BBB+          500   Nashville and Davidson
                              County, Osco Treatment
                              Systems, (AMT), 6.00%,
                              5/1/03                          499,040
                                                          -----------
                                                          $ 9,230,855
                                                          -----------
                              INSURED GENERAL OBLIGATION - 0.5%
Aaa       AAA        $  300   Puerto Rico, (AMBAC),
                              Variable, 7/1/15 (1)        $   303,510
                                                          -----------
                              INSURED HOUSING - 1.8%
Aaa       AAA        $1,000   Knox County, SCA Realty
                              Multifamily Mortgage
                              Receipts, (FSA), 7.125%,
                              1/1/30 (2)                  $ 1,069,290
                                                          -----------
                              INSURED HOSPITAL - 21.9%
Aaa       AAA        $  500   City of Bristol, Bristol
                              Memorial Hospital, (FGIC),
                              6.75%, 9/1/10               $   552,955
Aaa       AAA         2,000   City of Bristol, Bristol
                              Memorial Hospital, (FGIC),
                              5.125%, 9/1/13                1,839,980
Aaa       AAA         1,500   Chattanooga-Hamilton
                              County, Erlanger Medical
                              Center, (FSA), 5.625%,
                              10/1/18                       1,442,805
Aaa       AAA           250   City of Chattanooga,
                              Memorial Hospital Project,
                              (MBIA), 6.625%, 9/1/09          276,158
Aaa       AAA         1,000   City of Johnson, Johnson
                              City Medical Center,
                              (MBIA), 5.00%, 7/1/13           906,620
Aaa       AAA         1,500   City of Johnson, Johnson
                              City Medical Center,
                              (MBIA), 5.25%, 7/1/16         1,377,135
Aaa       AAA         1,000   Knox County, Mercy Health
                              System, (AMBAC), 6.00%,
                              9/1/19 (2)                    1,004,450
Aaa       AAA         2,000   Knox County, Fort Sanders
                              Alliance Obligated Group,
                              (MBIA), 5.25%, 1/1/23         1,802,000

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY              VALUE
---------------------------------------------------------------------
                              INSURED HOSPITAL - (CONTINUED)
Aaa       AAA         1,500   Shelby County, LeBonheur
                              Children's Medical Center,
                              Inc., (MBIA), 5.50%,
                              8/15/12                       1,436,204
Aaa       AAA         2,000   Sullivan County, Holston
                              Valley Health Care Inc.,
                              (MBIA), 5.75%, 2/15/13 (2)    1,980,380
                                                          -----------
                                                          $12,618,687
                                                          -----------
                              INSURED SPECIAL TAX - 1.9%
Aaa       AAA        $1,000   City of Johnson, School
                              Sales Tax Revenue, (AMBAC),
                              6.70%, 5/1/21               $ 1,070,690
                                                          -----------
                              INSURED TRANSPORTATION - 4.4%
Aaa       AAA        $1,500   Memphis-Shelby County
                              Airport Authority, (MBIA),
                              5.65%, 9/1/15               $ 1,468,350
Aaa       AAA         1,000   Memphis-Shelby County
                              Airport Authority, (MBIA),
                              (AMT), 6.50%, 2/15/09         1,080,230
                                                          -----------
                                                          $ 2,548,580
                                                          -----------
                              INSURED UTILITIES - 2.4%
Aaa       AAA        $1,000   Madison County Suburban
                              Utility District, (MBIA),
                              5.00%, 2/1/19               $   905,310
Aaa       AAA           400   Puerto Rico Electric Power
                              Authority, (FSA), Variable,
                              7/1/03 (1)                      446,644
                                                          -----------
                                                          $ 1,351,954
                                                          -----------
                              INSURED WATER & SEWER - 4.8%
Aaa       AAA        $  500   Roane and Morgan Counties,
                              Cumberland Utility
                              District, Waterworks
                              Revenue, (MBIA), 5.90%,
                              1/1/23                      $   499,950
Aaa       AAA         1,000   Nashville and Davidson
                              Counties, Water and Sewer
                              Revenue, (AMBAC), 5.75%,
                              1/1/15                          989,560
Aaa       AAA           350   Nashville and Davidson
                              Counties, Water and Sewer
                              Revenue, (AMBAC), Variable,
                              1/1/22 (1)                      358,740
Aaa       AAA         1,000   Nashville and Davidson
                              Counties, Water and Sewer
                              Revenue, (FGIC), 5.20%,
                              1/1/13                          935,930
                                                          -----------
                                                          $ 2,784,180
                                                          -----------
                              CERTIFICATE OF
                              PARTICIPATION - 0.9%
A         NR         $  500   Wilson County Educational
                              Facilities Corporation,
                              6.125%, 6/30/10             $   508,050
                                                          -----------
                              POOLED LOANS - 6.7%
A         AA-        $  700   Tennessee Local Development
                              Authority, State Loan
                              Program, 5.00%, 3/1/15      $   637,406
A         AA-         2,000   Tennessee Local Development
                              Authority, State Loan
                              Program, 5.75%, 3/1/11        2,004,320
NR        A-          1,200   Tennessee Local Development
                              Authority, Community
                              Provider Pooled Loan
                              Program, 6.55%, 10/1/23       1,227,420
                                                          -----------
                                                          $ 3,869,146
                                                          -----------
                              NURSING HOMES - 1.8%
NR        A+         $1,000   Tennessee State Veterans'
                              Homes Board, Humboldt
                              Project, 6.65%, 2/1/14      $ 1,025,410
                                                          -----------
                              TRANSPORTATION - 1.7%
NR        BBB        $1,000   Guam Airport Authority,
                              6.70%, 10/1/23              $ 1,007,200
                                                          -----------
                              UTILITIES - 4.4%
NR        NR         $1,000   Scott and Morgan Counties,
                              Citizens Gas Utility
                              District, 6.00%, 1/1/13     $   959,390
Aa        AA          1,000   Nashville and Davidson
                              Counties, Electric System
                              Revenue, 6.00%, 5/15/17       1,013,400
Baa1      A-            500   Puerto Rico Electric Power
                              Authority, 5.00%, 7/1/12        452,865
Baa1      A-            100   Puerto Rico Electric Power
                              Authority, 7.00%, 7/1/21        110,518
                                                          -----------
                                                          $ 2,536,173
                                                          -----------
                              WATER & SEWER - 2.2%
NR        BBB+       $  250   Hamilton County, Eastside
                              Utility District, 6.50%,
                              11/1/05                     $   263,208
NR        BBB+          250   Hamilton County, Eastside
                              Utility District, 6.75%,
                              11/1/11                         260,455
A1        A             750   Davidson and Williamson
                              Counties, Harpeth Valley
                              Utility District, 5.50,
                              9/1/11                          722,212
                                                          -----------
                                                          $ 1,245,875
                                                          -----------
                              TOTAL TAX-EXEMPT
                              INVESTMENTS
                              (IDENTIFIED COST,
                              $57,120,750)                $57,649,738
                                                          ===========

(1) The above designated securities have been issued as inverse floater bonds.
(2) Security has been segregated to cover margin requirements for open financial futures contracts.

The Portfolio invests primarily in debt securities issued by Tennessee municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 1995, 37.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 0.8% to 20.3% of total investments.

                       See notes to financial statements

--------------------------------------------------------------------------------
                          Virginia Tax Free Portfolio
                   Portfolio of Investments - August 31, 1995
--------------------------------------------------------------------------------
                         TAX-EXEMPT INVESTMENTS - 100%
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY             VALUE
---------------------------------------------------------------------
                              EDUCATION - 10.1%
NR        A          $2,000   Lynchburgh, IDA, Randolph-
                              Macon Woman's College,
                              5.875%, 9/1/23             $  1,945,140
Baa1      NR          2,220   Rockingham County, IDA,
                              Bridgewater College,
                              5.95%, 10/1/13                2,120,633
NR        A-          1,570   Virginia College Building
                              Authority, Hampden-Sydney
                              College, 6.60%, 9/1/16        1,631,073
NR        A+            400   Virginia College Building
                              Authority, Hampton
                              University, 6.50%, 4/1/08       421,988
NR        A+          1,000   Virginia College Building
                              Authority, Hampton
                              University, 5.75%, 4/1/14       962,440
NR        BBB-        1,150   Virginia College Building
                              Authority, Marymount
                              University, 7.00%, 7/1/12     1,203,694
NR        BBB-        2,200   Virginia College Building
                              Authority, Marymount
                              University, 7.00%, 7/1/22     2,287,626
Aa        AA          1,500   Virginia College Building
                              Authority, Washington and
                              Lee University, 5.80%,
                              1/1/24                        1,491,585
A         NR          1,350   Virginia Education Loan
                              Authority, (AMT), 6.15%,
                              9/1/09                        1,336,271
Aaa       NR          5,650   Virginia Education Loan
                              Authority, (AMT), 5.55%,
                              9/1/10                        5,422,417
                                                         ------------
                                                         $ 18,822,867
                                                         ------------
                              ESCROWED - 1.9%
Aaa       NR         $1,000   Arlington, IDA, Arlington
                              Hospital, 7.125%, 9/1/21   $  1,154,580
A         NR            500   Augusta, IDA, Augusta
                              Hospital, 7.00%, 9/1/21         572,615
NR        A+          1,700   Virginia Beach, Virginia
                              Water and Sewer System,
                              6.625%, 2/01/17               1,914,353
                                                         ------------
                                                         $  3,641,548
                                                         ------------
                              GENERAL OBLIGATIONS - 5.6%
Aaa       AAA        $1,000   Fairfax County, 5.625%,
                              6/1/14                     $    985,670
Baa1      A             350   Puerto Rico, 0.00%, 7/1/04      218,953
A1        AA            500   Richmond, 6.25%, 1/5/18         509,085
A1        AA          2,000   Richmond, 6.25%, 1/15/21      2,024,460
Aa        AA          1,000   Roanoke County, 5.00%,
                              6/01/21                         881,520
Aa        AA          1,500   Virginia Public School
                              Authority, 6.50%, 8/1/12      1,571,505
NR        NR          4,000   Virgin Island, 7.25%,
                              10/1/18                       4,200,080
                                                         ------------
                                                         $ 10,391,273
                                                         ------------
                              HEALTH CARE - 0.2%
NR        NR         $  365   Covington-Allegheny
                              County, IDA, Beverly
                              Enterprises, 9.375%,
                              9/1/01                     $    412,304
                                                         ------------
                              HOSPITALS - 16.7%
A         NR         $1,100   Albermarle County, IDA,
                              Martha Jefferson Hospital,
                              5.50%, 10/1/15             $  1,024,133
A         NR          3,800   Albermarle County, IDA,
                              Martha Jefferson Hospital,
                              5.50%, 10/1/20                3,463,586
A         NR            380   Chesapeake Hospital,
                              Chesapeake General
                              Hospital, 7.60%, 7/1/00         417,057
Aa        AA-         2,910   Fairfax, IDA, Inova Health
                              System Hospitals, 5.00%,
                              8/15/14                       2,580,122
Aa        AA-         2,000   Fairfax, IDA, Inova Health
                              System Hospitals, 5.00%,
                              8/15/15                       1,756,440
A         A           1,250   Martinsville, IDA,
                              Memorial Hospital of
                              Martinsville and Henry
                              County, 7.00%, 1/1/06         1,317,113
NR        A-          2,000   Medical College of Hampton
                              Roads, GO, 6.875%,
                              11/15/11                      2,117,000
Aa        AA          1,000   Norfolk, IDA, Sentara
                              Health System, 5.50%,
                              11/01/17                        941,400
Aa        AA          3,000   Norfolk, IDA, Sentara
                              Health System, 5.00%,
                              11/1/20                       2,612,760
Aa        AA          2,250   Norfolk, IDA, Sentara
                              Health System, 6.50%,
                              11/1/13                       2,377,823
Aa        AA-         3,500   Peninsula Ports Authority
                              of Virginia, Riverside
                              Health System, 6.625%,
                              7/1/10                        3,679,550
A         NR          1,200   Prince William County,
                              IDA, Prince William
                              Hospital, 5.25%, 4/1/19       1,030,548
A         NR          2,400   Prince William County,
                              IDA, Potomac Hospital,
                              6.85%, 10/1/25                2,545,728
Aa        AA          4,000   Virginia Beach Development
                              Authority, Sentara Bayside
                              Hospital, 6.60%, 11/1/09      4,205,200
A         NR          1,060   Washington County, IDA,
                              Johnston Memorial
                              Hospital, 7.00%, 7/1/22       1,121,989
                                                         ------------
                                                         $ 31,190,449
                                                         ------------
                              HOUSING - 10.9%
NR        AAA        $1,250   Fairfax County
                              Redevelopment and Housing
                              Authority, MFMR, (FHA),
                              7.00%, 5/1/26              $  1,309,138
NR        AAA           200   Harrisonburg Redevelopment
                              and Housing Authority,
                              MFMR, (GNMA), 7.375%,
                              11/20/28                        210,291
Aa1       AA+         5,000   Virginia HDA, MFMR, 6.75%,
                              7/1/21                        5,065,950

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY             VALUE
---------------------------------------------------------------------
                              HOUSING - (CONTINUED)
Aa        AA+         3,500   Virginia HDA, MFMR, 7.05%,
                              5/1/18                        3,663,170
Aa1       A+          2,350   Virginia HDA, SFMR, 7.10%,
                              1/1/17                        2,463,811
Aa1       NR          2,500   Virginia HDA, SFMR, 6.85%,
                              1/1/15                        2,589,325
Aa1       A+          3,000   Virginia HDA, SFMR, 7.10%,
                              1/1/22                        3,135,450
Aa        NR          1,900   Virginia HDA, SFMR,
                              Variable, 7/1/04 (1)          1,916,359
                                                         ------------
                                                         $ 20,353,494
                                                         ------------
                              INDUSTRIAL DEVELOPMENT
                              AUTHORITY - 7.5%
Aa        NR         $2,190   Chesapeake, IDA, Cargill
                              Inc., 5.875%, 3/1/13       $  2,200,643
A2        A+          1,000   Giles City, IDA, Hoechst
                              Celanese Corporation,
                              (AMT), 6.625%, 12/1/22        1,035,820
A1        A-          4,000   Isle of Wright County,
                              IDA, Union Camp
                              Corporation, (AMT), 6.55%,
                              4/1/24                        4,192,480
Baa3      BBB         5,520   West Point, IDA,
                              Chesapeake Corporation,
                              (AMT), 6.375%, 3/1/19         5,516,578
Baa3      BBB           980   West Point, IDA,
                              Chesapeake Corporation,
                              6.25%, 3/1/19                   981,480
                                                         ------------
                                                         $ 13,927,001
                                                         ------------
                              INSURED GENERAL
                              OBLIGATION - 0.9%
Aaa       AAA        $2,000   Loudon County, (MBIA),
                              5.25%, 1/1/30              $  1,785,320
                                                         ------------
                              INSURED HEALTH CARE - 1.0%
Aaa       AAA        $2,000   Hanover County, Bonsecour
                              Health System, (MBIA),
                              5.50%, 8/15/25             $  1,853,800
                                                         ------------
                              INSURED HOSPITALS - 7.6%
Aaa       AAA        $1,665   Arlington, IDA, The
                              Arlington Hospital,
                              (AMBAC), 5.00%, 9/1/21     $  1,421,960
Aaa       AAA         5,000   Augusta County, IDA,
                              Augusta Hospital
                              Corporation, (AMBAC),
                              5.125%, 9/1/21                4,543,500
Aaa       AAA         3,000   Chesapeake Hospital
                              Authority, Chesapeake
                              General Hospital, (MBIA),
                              5.25%, 7/1/18                 2,739,390
Aaa       AAA         1,000   Norfolk, IDA, Children's
                              Hospital of the King's
                              Daughters Obligated Group,
                              (AMBAC), 5.50%, 6/1/20          934,650
Aaa       AAA         1,000   Roanoke, IDA, Franklin
                              Memorial Hospital and St.
                              Albans Psychiatric
                              Hospital (MBIA), 5.25%,
                              7/1/25                          896,350
Aaa       AAA         2,250   Virginia Beach, IDA,
                              Virginia Beach Memorial
                              Hospital, (AMBAC), 5.125%,
                              2/15/18                       2,034,495
Aaa       AAA         1,700   Winchester, IDA,
                              Winchester Medical Center,
                              (AMBAC), Variable, 1/1/08
                              (1)                           1,667,836
                                                         ------------
                                                         $ 14,238,181
                                                         ------------
                              INSURED LEASE - 0.5%
Aaa       AAA        $1,000   Riverside Regional Jail
                              Authority, (MBIA), 6.00%,
                              7/1/25                     $    999,890
                                                         ------------
                              INSURED TRANSPORTATION - 5.4%
Aaa       AAA        $6,500   Metropolitan Washington
                              Airports Authority,
                              (MBIA), (AMT), 5.75%,
                              10/1/20                    $  6,233,500
Aaa       AAA         3,000   Northern Virginia
                              Transportation District
                              Commission, (CGIC), 5.25%,
                              7/1/10                        2,868,750
Aaa       AAA         1,000   Richmond Metropolitan
                              Authority Expressway,
                              (FGIC), 6.375%, 7/15/16       1,035,800
                                                         ------------
                                                         $ 10,138,050
                                                         ------------
                              INSURED WATER & SEWER - 2.8%
Aaa       AAA        $2,000   Loudon County Sanitation
                              Authority, (MBIA), 5.25%,
                              1/1/25                     $  1,809,240
Aaa       AAA         1,000   Norfolk Water, (AMBAC),
                              5.25%, 11/1/13                  937,610
Aaa       AAA         1,000   Roanoke County, Water and
                              Sewer, (FGIC), 5.00%,
                              7/1/21                          881,360
Aaa       AAA         1,750   Upper Occoquan Sewage
                              Authority, (FGIC), 5.00%,
                              7/1/15                        1,578,570
                                                         ------------
                                                         $  5,206,780
                                                         ------------
                              LEASE/CERTIFICATES OF
                              PARTICIPATION - 11.2%
Aa        AA         $4,250   Fairfax County Economic
                              Development Authority,
                              Lease, Government Center
                              Properties, 5.50%, 5/15/18 $  4,033,378
Aa        AA          1,750   Fairfax County Economic
                              Development Authority,
                              Lease, Government Center
                              Properties 5.25%, 11/15/18    1,605,030
Aa        AA          3,200   Fairfax County Economic
                              Development Authority,
                              Lease, Government Center
                              Properties 5.50%, 5/15/14     3,073,407
NR        A-          2,500   Hampton, Museum Revenue,
                              5.25%, 1/1/09                 2,389,025
A         NR          3,000   Harrisonburg Redevelopment
                              and Housing Authority,
                              Lease, Rockingham County
                              and Harrisonburg, 6.50%,
                              9/1/14                        3,089,640

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY             VALUE
---------------------------------------------------------------------
                              LEASE/CERTIFICATES OF
                              PARTICIPATION - (CONTINUED)
Aa        AA          2,000   Henrico County, IDA,
                              Lease, 7.00%, 8/1/13          2,251,580
Aa        AA          2,250   Henrico County, IDA,
                              Lease, 7.125%, 8/1/21         2,545,043
NR        NR          1,250   King George County, Lease,
                              7.00%, 12/15/12               1,299,025
NR        A             600   Prince William County,
                              IDA, Virginia Commuter
                              Parking Facilities Lease,
                              7.25%, 3/1/11                   677,484
                                                         ------------
                                                         $ 20,963,612
                                                         ------------
                              LIFE CARE - 1.1%
NR        NR         $2,000   Loudon County, IDA,
                              Falcons Landing, 8.75%,
                              11/01/24                   $  2,032,500
                                                         ------------
                              SOLID WASTE - 1.2%
A1        A+         $  915   Fairfax County Economic
                              Development Authority,
                              Ogden Martin Systems of
                              Fairfax Incorporated,
                              (AMT), 7.75%, 2/1/11       $  1,002,694
Baa1      A-          1,250   Southeastern Public
                              Service Authority, Solid
                              Waste Systems, 6.00%,
                              7/1/13                        1,208,750
                                                         ------------
                                                         $  2,211,444
                                                         ------------
                              SPECIAL TAX REVENUE - 6.9%
Baa1      A          $1,375   Puerto Rico Highway &
                              Transportation Authority,
                              5.50%, 7/1/19              $  1,283,370
Baa1      A           2,200   Puerto Rico Highway &
                              Transportation Authority,
                              5.25%, 7/1/20                 1,980,352
Baa1      A           1,000   Puerto Rico Highway &
                              Transportation Authority,
                              5.00%, 7/1/22                   863,810
Baa1      A           1,000   Puerto Rico Highway &
                              Transportation Authority,
                              5.50%, 7/1/15                   950,160
Aa        AA          1,000   Virginia State
                              Transportation Board
                              Revenue, Route 28,
                              Variable, 4/1/18 (1)          1,092,590
Aa        AA          2,800   Virginia State
                              Transportation Board
                              Revenue, US Route 28,
                              5.25%, 5/15/19                2,565,724
Aa        AA          4,000   Virginia State
                              Transportation Board
                              Revenue, Route 28, 6.50%,
                              4/1/18                        4,156,640
                                                         ------------
                                                         $ 12,892,646
                                                         ------------
                              UTILITIES - 2.9%
Baa1      A-         $3,000   Puerto Rico Electric
                              Authority Power, 0.00%,
                              7/1/17                     $    793,290
Baa1      A-          1,000   Puerto Rico Electric
                              Authority Power, 6.00%,
                              7/1/14                          994,320
NR        NR          1,000   Virgin Islands Water and
                              Power Authority, 7.40%,
                              7/1/11                        1,047,510
A2        A           2,700   Louisa, IDA, Virginia
                              Electric and Power
                              Company, 5.45%, 1/1/24        2,488,320
                                                         ------------
                                                         $  5,323,440
                                                         ------------
                              WATER & SEWER REVENUE - 5.6%
Aa        AA-        $2,250   Fairfax County Virginia
                              Water Authority, 5.75%,
                              4/1/29                     $  2,194,380
Aa        AA-         1,000   Fairfax County Virginia
                              Water Authority, Variable,
                              4/1/29 (1)                      934,120
Aa        AA-         4,095   Fairfax County Virginia
                              Water Authority, 5.00%,
                              4/1/16                        3,650,037
NR        AA          2,000   Virginia Resource
                              Authority, Hopewell Waste
                              Water, (AMT), 6.00%,
                              10/1/25                       1,950,960
NR        AA          1,880   Virginia Resource
                              Authority, Campbell
                              Utilities, 5.125%, 10/1/19    1,663,085
                                                         ------------
                                                         $ 10,392,582
                                                         ------------
                              TOTAL TAX-EXEMPT
                              INVESTMENTS
                              (IDENTIFIED COST,
                              $179,383,019)              $186,777,181
                                                         ============

(1) The above designated securities have been issued as inverse floater bonds.

The Portfolio invests primarily in debt securities issued by Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 1995, 18.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 0.7% to 8.7% of total investments.

                       See notes to financial statements

--------------------------------------------------------------------------------
                              Tax Free Portfolios
                              Financial Statements
                      STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                                August 31, 1995
--------------------------------------------------------------------------------

                                                           ALABAMA        ARKANSAS         GEORGIA         KENTUCKY
                                                          PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                         ------------    -----------     ------------    ------------
ASSETS:
  Investments --
     Identified cost                                     $112,610,415    $79,275,204     $115,913,957    $141,197,528
     Unrealized appreciation                                3,869,441      1,544,657        3,429,375       2,007,717
                                                         ------------    -----------     ------------    ------------
          Total investments, at value (Note 1A)          $116,479,856    $80,819,861     $119,343,332    $143,205,245
  Cash                                                            479            631        1,575,423         291,390
  Receivable for investments sold                           1,953,475        --               --              --
  Interest receivable                                       1,842,994      1,202,749        2,030,938       2,222,506
  Deferred organization expenses (Note 1D)                      3,759          5,177            5,511           3,157
                                                         ------------    -----------     ------------    ------------
          Total assets                                   $120,280,563    $82,028,418     $122,955,204    $145,722,298
                                                         ------------    -----------     ------------    ------------
LIABILITIES:
  Demand note payable (Note 5)                           $    103,000    $   444,000     $     --         $   --
  Payable for investments purchased                         1,625,182        --                --             370,873
  Payable for daily variation margin on open financial
     futures contracts (Note 1E)                               59,704         42,646           --              74,630
  Payable to affiliates --
     Trustees' fees                                             1,339          1,009            1,339           1,339
     Custodian fees                                             1,824          2,436            1,500           2,783
  Accrued expenses                                              3,461          3,325            3,698           4,047
                                                         ------------    -----------     ------------    ------------
          Total liabilities                              $  1,794,510    $   493,416     $      6,537    $    453,672
                                                         ------------    -----------     ------------    ------------
NET ASSETS applicable to investors' interest in
  Portfolio                                              $118,486,053    $81,535,002     $122,948,667    $145,268,626
                                                         ============    ===========     ============    ============
SOURCES OF NET ASSETS:
  Net proceeds from capital contributions and
     withdrawals                                         $114,679,646    $80,035,368     $119,519,292    $143,339,700
  Unrealized appreciation of investments and financial
     futures contracts (computed on the basis of
     identified cost)                                       3,806,407      1,499,634        3,429,375       1,928,926
                                                         ------------    -----------     ------------    ------------
          Total                                          $118,486,053    $81,535,002     $122,948,667    $145,268,626
                                                         ============    ===========     ============    ============

                       See notes to financial statements

--------------------------------------------------------------------------------

                      STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                                August 31, 1995
--------------------------------------------------------------------------------

                                                      LOUISIANA        MARYLAND        MISSOURI       NORTH CAROLINA
                                                      PORTFOLIO       PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                     -----------     ------------     -----------     --------------
ASSETS:
  Investments --
     Identified cost                                 $33,349,873     $112,178,823     $88,354,959      $183,382,988
     Unrealized appreciation                             260,911        1,972,898       3,275,460         7,281,157
                                                     -----------     ------------     -----------      ------------
          Total investments, at value (Note 1A)      $33,610,784     $114,151,721     $91,630,419      $190,664,145
  Cash                                                    47,590              732             358         1,453,646
  Receivable for investments sold                        --               --              866,873          --
  Interest receivable                                    659,890        1,517,519       1,190,249         3,059,961
  Deferred organization expenses (Note 1D)                 4,697            3,865           3,364             8,323
                                                     -----------     ------------     -----------      ------------
          Total assets                               $34,322,961     $115,673,837     $93,691,263      $195,186,075
                                                     -----------     ------------     -----------      ------------
LIABILITIES:
  Demand note payable (Note 5)                       $   --          $    603,000     $   524,000      $   --
  Payable for daily variation margin on open
     financial futures contracts (Note 1E)                11,875           59,704         --               --
  Payable to affiliates --
     Trustees' fees                                          275            1,339           1,009             1,779
     Custodian fees                                          500            1,974           1,978             1,500
  Accrued expenses                                         1,632            3,644           2,173             4,072
                                                     -----------     ------------     -----------      ------------
          Total liabilities                          $    14,282     $    669,661     $   529,160      $      7,351
                                                     -----------     ------------     -----------      ------------
NET ASSETS applicable to investors' interest in
  Portfolio                                          $34,308,679     $115,004,176     $93,162,103      $195,178,724
                                                     ===========     ============     ===========      ============
SOURCES OF NET ASSETS:
  Net proceeds from capital contributions and
     withdrawals                                     $34,063,019     $113,094,311     $89,886,643      $187,897,567
  Unrealized appreciation of investments and
     financial futures contracts (computed
     on the basis of identified cost)                    245,660        1,909,865       3,275,460         7,281,157
                                                     -----------     ------------     -----------      ------------
          Total                                      $34,308,679     $115,004,176     $93,162,103      $195,178,724
                                                     ===========     ============     ===========      ============

                       See notes to financial statements

-------------------------------------------------------------------------------

                      STATEMENTS OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------
                                August 31, 1995
-------------------------------------------------------------------------------

                                                       OREGON        SOUTH CAROLINA      TENNESSEE        VIRGINIA
                                                     PORTFOLIO         PORTFOLIO         PORTFOLIO       PORTFOLIO
                                                    ------------     --------------     -----------     ------------
ASSETS:
  Investments --
     Identified cost                                $143,369,782      $ 60,604,156      $57,120,750     $179,383,019
     Unrealized appreciation                           2,649,369         2,344,111          528,988        7,394,162
                                                    ------------     -------------      -----------     ------------
          Total investments, at value (Note 1A)     $146,019,151      $ 62,948,267      $57,649,738     $186,777,181
  Cash                                                   414,837           922,554              611              644
  Receivable for investments sold                        --                250,069          349,174        3,747,425
  Interest receivable                                  2,002,597           901,959          930,255        3,441,666
  Deferred organization expenses (Note 1D)                 5,037             4,978            5,807            6,791
                                                    ------------     -------------      -----------     ------------
          Total assets                              $148,441,622      $ 65,027,827      $58,935,585     $193,973,707
                                                    ------------     -------------      -----------     ------------
LIABILITIES:
  Due to Bank                                       $    --           $   --            $   230,000     $    --
  Demand note payable (Note 5)                           --               --                --               795,000
  Payable for investments purchased                    2,012,175           737,459          --             1,423,116
  Payable for when issued securities (Note 1F)           --              2,872,768          --               --
  Payable for daily variation margin on open
     financial futures contracts (Note 1E)                32,063          --                 28,500          --
  Payable to affiliates --
     Trustees' fees                                        1,339             1,009            1,009            1,779
     Custodian fees                                        3,011             1,770            1,000            1,500
  Accrued expenses                                         2,113             3,153            1,773            4,390
                                                    ------------      ------------      -----------     ------------
          Total liabilities                         $  2,050,701      $  3,616,159      $   262,282     $  2,225,785
                                                    ------------      ------------      -----------     ------------
NET ASSETS applicable to investors' interest in
  Portfolio                                         $146,390,921      $ 61,411,668      $58,673,303     $191,747,922
                                                    ============      ============      ===========     ============
SOURCES OF NET ASSETS:
  Net proceeds from capital contributions and
     withdrawals                                    $143,780,409      $ 59,067,557      $58,178,854     $184,353,760
  Unrealized appreciation of investments and
     financial futures contracts (computed on the
     basis of identified cost)                         2,610,512         2,344,111          494,449        7,394,162
                                                    ------------      ------------      -----------     ------------
          Total                                     $146,390,921      $ 61,411,668      $58,673,303     $191,747,922
                                                    ============      ============      ===========     ============



                       See notes to financial statements

--------------------------------------------------------------------------------

                            STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
                           Year Ended August 31, 1995
--------------------------------------------------------------------------------

                                                               ALABAMA       ARKANSAS         GEORGIA       KENTUCKY
                                                              PORTFOLIO      PORTFOLIO       PORTFOLIO      PORTFOLIO
                                                             -----------    -----------     -----------    -----------
INVESTMENT INCOME:
  Interest income (Note 1B)                                  $ 7,218,221    $ 4,986,371     $ 7,872,386    $ 8,874,638
                                                             -----------    -----------     -----------    -----------
  Expenses --
     Investment adviser fee (Note 2)                         $   466,320    $   296,231     $   521,159    $   595,483
     Compensation of Trustees not members of the
       Investment Adviser's organization (Note 2)                  9,218          6,366           8,154          8,932
     Custodian fee (Note 2)                                       16,491         23,999           1,500         35,132
     Legal and accounting services                                21,471         19,471          21,476         21,478
     Amortization of organization expenses (Note 1D)               1,569          1,504           2,194          1,332
     Miscellaneous                                                26,725         24,449          26,661         32,366
                                                             -----------    -----------     -----------    -----------
       Total expenses                                        $   541,794    $   372,020     $   581,144    $   694,723
                                                             -----------    -----------     -----------    -----------
            Net investment income                            $ 6,676,427    $ 4,614,351     $ 7,291,242    $ 8,179,915
                                                             -----------    -----------     -----------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss --
     Investment transactions (identified cost basis)         $(1,890,084)   $(1,454,374)    $(4,616,970)   $  (885,272)
     Financial futures contracts                              (1,483,364)    (1,063,446)     (2,695,409)    (1,829,860)
                                                             -----------    -----------     -----------    -----------
          Net realized loss on investments                   $(3,373,448)   $(2,517,820)    $(7,312,379)   $(2,715,132)
                                                             -----------    -----------     -----------    -----------
  Change in unrealized appreciation (depreciation) --
     Investments                                             $ 5,912,494    $ 3,484,695     $ 6,554,692    $ 4,974,832
     Financial futures contracts                                 (28,264)       (20,556)        124,961        (32,432)
                                                             -----------    -----------     -----------    -----------
          Net unrealized appreciation                        $ 5,884,230    $ 3,464,139     $ 6,679,653    $ 4,942,400
                                                             -----------    -----------     -----------    -----------
            Net realized and unrealized gain (loss) on
               investments                                   $ 2,510,782    $   946,319     $  (632,726)   $ 2,227,268
                                                             -----------    -----------     -----------    -----------
               Net increase in net assets from operations    $ 9,187,209    $ 5,560,670     $ 6,658,516    $10,407,183
                                                             ===========    ===========     ===========    ===========

                       See notes to financial statements

--------------------------------------------------------------------------------

                            STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
                           Year Ended August 31, 1995
--------------------------------------------------------------------------------

                                                        LOUISIANA       MARYLAND        MISSOURI       NORTH CAROLINA
                                                        PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO
                                                       -----------     -----------     -----------     --------------
INVESTMENT INCOME:
  Interest income (Note 1B)                            $ 2,046,922     $ 7,192,618     $ 5,770,761      $12,179,577
                                                       -----------     -----------     -----------      -----------
  Expenses --
     Investment adviser fee (Note 2)                   $    73,471     $   459,907     $   353,176      $   851,448
     Compensation of Trustees not members of the
       Investment Adviser's organization (Note 2)            1,618           8,154           5,709           10,743
     Custodian fee (Note 2)                                    975          16,357          35,917            1,500
     Interest expense (Note 5)                               6,263          --              13,828           --
     Legal and accounting services                          15,814          21,471          19,565           26,148
     Bond pricing                                            6,060          --              --               --
     Amortization of organization expenses (Note 1D)         1,355           1,518           1,405            3,365
     Miscellaneous                                           1,842          25,883          14,442           35,974
                                                       -----------     -----------     -----------      -----------
       Total expenses                                  $   107,398     $   533,290     $   444,042      $   929,178

 Deduct reduction of investment adviser fee
     (Note 2)                                               36,188          --              --               --
                                                       -----------     -----------     -----------      -----------
          Net expenses                                 $    71,210     $   533,290     $   444,042      $   929,178
                                                       -----------     -----------     -----------      -----------
            Net investment income                      $ 1,975,712     $ 6,659,328     $ 5,326,719      $11,250,399
                                                       -----------     -----------     -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss --
     Investment transactions (identified cost basis)   $  (705,098)    $(1,843,753)    $(2,564,654)     $(4,108,823)
     Financial futures contracts                          (964,523)     (1,471,264)       (474,286)      (4,996,239)
                                                       -----------     -----------     -----------      -----------
          Net realized loss on investments             $(1,669,621)    $(3,315,017)    $(3,038,940)     $(9,105,062)
                                                       -----------     -----------     -----------      -----------
  Change in unrealized appreciation (depreciation) --
     Investments                                       $ 1,644,370     $ 4,940,542     $ 5,450,131      $ 8,883,601
     Financial futures contracts                            19,876         (26,976)         21,133          176,415
                                                       -----------     -----------     -----------      -----------
          Net unrealized appreciation                  $ 1,664,246     $ 4,913,566     $ 5,471,264      $ 9,060,016
                                                       -----------     -----------     -----------      -----------
            Net realized and unrealized gain (loss)
               on investments                          $    (5,375)    $ 1,598,549     $ 2,432,324      $   (45,046)
                                                       -----------     -----------     -----------      -----------
               Net increase in net assets from
                 operations                            $ 1,970,337     $ 8,257,877     $ 7,759,043      $11,205,353
                                                       ===========     ===========     ===========      ===========

                       See notes to financial statements

--------------------------------------------------------------------------------

                            STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
                           Year Ended August 31, 1995
--------------------------------------------------------------------------------

                                                        OREGON        SOUTH CAROLINA      TENNESSEE       VIRGINIA
                                                       PORTFOLIO        PORTFOLIO         PORTFOLIO       PORTFOLIO
                                                      -----------     --------------     -----------     -----------
INVESTMENT INCOME:
  Interest income (Note 1B)                           $ 8,920,231     $ 3,791,815        $ 3,518,306     $11,988,135
                                                      -----------     -----------        -----------     -----------
  Expenses --
     Investment adviser fee (Note 2)                  $   609,837     $   198,498        $   177,788     $   834,074
     Compensation of Trustees not members of the
       Investment Adviser's organization (Note 2)           8,155           6,212              7,096          10,743
     Custodian fee (Note 2)                                56,584          16,809             13,033           1,500
     Legal and accounting services                         21,580          19,464             19,554          26,931
     Amortization of organization expenses
       (Note 1D)                                            2,091           1,442              2,358           2,763
     Miscellaneous                                         35,210          23,093             14,329          30,392
                                                      -----------     -----------        -----------     -----------
       Total expenses                                 $   733,457     $   265,518        $   234,158     $   906,403
                                                      -----------     -----------        -----------     -----------
            Net investment income                     $ 8,186,774     $ 3,526,297        $ 3,284,148     $11,081,732
                                                      -----------     -----------        -----------     -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss --
     Investment transactions (identified cost
       basis)                                         $(3,335,521)    $(2,946,871)       $(1,045,028)    $(3,901,492)
     Financial futures contracts                       (1,035,171)     (1,080,892)          (866,769)     (3,709,160)
                                                      -----------     -----------        -----------     -----------
          Net realized loss on investments            $(4,370,692)    $(4,027,763)       $(1,911,797)    $(7,610,652)
                                                      -----------     -----------        -----------     -----------
  Change in unrealized appreciation (depreciation) --
     Investments                                      $ 7,376,821     $ 4,213,366        $ 2,650,662     $10,104,183
     Financial futures contracts                           (4,860)         53,292            (23,513)        175,497
                                                      -----------     -----------        -----------     -----------
          Net unrealized appreciation                 $ 7,371,961     $ 4,266,658        $ 2,627,149     $10,279,680
                                                      -----------     -----------        -----------     -----------
            Net realized and unrealized gain on
               investments                            $ 3,001,269     $   238,895        $   715,352     $ 2,669,028
                                                      -----------     -----------        -----------     -----------
               Net increase in net assets from
                 operations                           $11,188,043     $ 3,765,192        $ 3,999,500     $13,750,760
                                                      ===========     ===========        ===========    ============

                       See notes to financial statements

--------------------------------------------------------------------------------

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                           Year Ended August 31, 1995
--------------------------------------------------------------------------------

                                                           ALABAMA         ARKANSAS         GEORGIA         KENTUCKY
                                                          PORTFOLIO       PORTFOLIO        PORTFOLIO       PORTFOLIO
                                                         ------------    ------------     ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations --
     Net investment income                               $  6,676,427    $  4,614,351     $  7,291,242    $  8,179,915
     Net realized loss on investment transactions          (3,373,448)     (2,517,820)      (7,312,379)     (2,715,132)
     Change in unrealized appreciation of investments       5,884,230       3,464,139        6,679,653       4,942,400
                                                         ------------    ------------     ------------    ------------
       Net increase in net assets from operations        $  9,187,209    $  5,560,670     $  6,658,516    $ 10,407,183
                                                         ------------    ------------     ------------    ------------
  Capital transactions --
     Contributions                                       $ 15,271,028    $  7,773,910     $ 12,224,959    $ 13,579,954
     Withdrawals                                          (23,135,575)    (14,716,313)     (33,658,605)    (23,928,447)
                                                         ------------    ------------     ------------    ------------
       Decrease in net assets resulting from
          capital transactions                           $ (7,864,547)     (6,942,403)    $(21,433,646)   $(10,348,493)
                                                         ------------    ------------     ------------    ------------
            Net increase (decrease) in net assets        $  1,322,662    $ (1,381,733)    $(14,775,130)   $     58,690
NET ASSETS:
  At beginning of year                                    117,163,391      82,916,735      137,723,797     145,209,936
                                                         ------------    ------------     ------------    ------------
  At end of year                                         $118,486,053    $ 81,535,002     $122,948,667    $145,268,626
                                                         ============    ============     ============    ============

--------------------------------------------------------------------------------

                                                      LOUISIANA        MARYLAND        MISSOURI       NORTH CAROLINA
                                                      PORTFOLIO       PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                     -----------     ------------     -----------     --------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations --
     Net investment income                           $ 1,975,712     $  6,659,328     $ 5,326,719      $ 11,250,399
     Net realized loss on investment transactions     (1,669,621)      (3,315,017)     (3,038,940)       (9,105,062)
     Change in unrealized appreciation of
       investments                                     1,664,246        4,913,566       5,471,264         9,060,016
                                                     -----------     ------------     -----------      ------------
       Net increase in net assets from operations    $ 1,970,337     $  8,257,877     $ 7,759,043      $ 11,205,353
                                                     -----------     ------------     -----------      ------------
  Capital transactions --
     Contributions                                   $ 6,817,148     $ 14,770,279     $ 8,450,749      $ 18,834,488
     Withdrawals                                      (5,902,141)     (25,879,697)    (18,215,122)      (34,633,470)
                                                     -----------     ------------     -----------      ------------
       Increase (decrease) in net assets resulting
          from capital transactions                  $   915,007     $(11,109,418)    $(9,764,373)     $(15,798,982)
                                                     -----------     ------------     -----------      ------------
            Net increase (decrease) in net assets    $ 2,885,344     $ (2,851,541)    $(2,005,330)     $ (4,593,629)
NET ASSETS:
  At beginning of year                                31,423,335      117,855,717      95,167,433       199,772,353
                                                     -----------     ------------     -----------      ------------
  At end of year                                     $34,308,679     $115,004,176     $93,162,103      $195,178,724
                                                     ===========     ============     ===========      =============

                       See notes to financial statements

--------------------------------------------------------------------------------

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                           Year Ended August 31, 1995
--------------------------------------------------------------------------------

                                                          OREGON       SOUTH CAROLINA     TENNESSEE       VIRGINIA
                                                        PORTFOLIO        PORTFOLIO        PORTFOLIO      PORTFOLIO
                                                       ------------    --------------    -----------    ------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations --
     Net investment income                             $  8,186,774     $  3,526,297     $ 3,284,148    $ 11,081,732
     Net realized loss on investment transactions        (4,370,692)      (4,027,763)     (1,911,797)     (7,610,652)
     Change in unrealized appreciation of
       investments                                        7,371,961        4,266,658       2,627,149      10,279,680
                                                       ------------    -------------     -----------    ------------
       Net increase in net assets from operations      $ 11,188,043     $  3,765,192     $ 3,999,500    $ 13,750,760
                                                       ------------     ------------     -----------    ------------
  Capital transactions --
     Contributions                                     $ 12,298,876     $  9,608,721     $ 7,946,656    $ 24,173,920
     Withdrawals                                        (30,215,219)     (14,226,934)     (9,768,536)    (40,695,946)
                                                       ------------     ------------     -----------    ------------
       Decrease in net assets resulting from capital
          transactions                                 $(17,916,343)    $ (4,618,213)    $(1,821,880)   $(16,522,026)
                                                       ------------     ------------     -----------    ------------
            Net increase (decrease) in net assets      $ (6,728,300)    $   (853,021)    $ 2,177,620    $ (2,771,266)
NET ASSETS:
  At beginning of year                                  153,119,221       62,264,689      56,495,683     194,519,188
                                                       ------------     ------------     -----------    ------------
  At end of year                                       $146,390,921     $ 61,411,668     $58,673,303    $191,747,922
                                                       ============     ============     ===========    ============

                       See notes to financial statements

--------------------------------------------------------------------------------

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                           Year Ended August 31, 1994
--------------------------------------------------------------------------------

                                                           ALABAMA        ARKANSAS         GEORGIA         KENTUCKY
                                                          PORTFOLIO*     PORTFOLIO**      PORTFOLIO*      PORTFOLIO*
                                                         ------------    -----------     ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations --
     Net investment income                               $  5,213,587     $ 2,555,613     $  6,604,249    $  6,772,813
     Net realized loss on investment transactions          (1,159,958)       (349,879)      (1,311,944)        (59,807)
     Change in unrealized depreciation of investments      (6,819,050)     (5,522,249)      (9,992,777)    (10,955,591)
                                                         ------------     -----------     ------------    ------------
       Net decrease in net assets from operations        $ (2,765,421)    $(3,316,515)    $ (4,700,472)   $ (4,242,585)
                                                         ------------     -----------     ------------    ------------
  Capital transactions --
     Contributions                                       $ 48,883,547     $90,005,753     $ 42,445,028    $ 44,883,326
     Withdrawals                                          (12,582,537)     (3,872,523)     (19,332,141)    (13,367,045)
                                                         ------------     -----------     ------------    ------------
       Increase in net assets resulting from capital
          transactions                                   $ 36,301,010     $86,133,230     $ 23,112,887    $ 31,516,281
                                                         ------------     -----------     ------------    ------------
            Net increase in net assets                   $ 33,535,589     $82,816,715     $ 18,412,415    $ 27,273,696
NET ASSETS:
  At beginning of period                                   83,627,802         100,020      119,311,382     117,936,240
                                                         ------------     -----------     ------------    ------------
  At end of period                                       $117,163,391     $82,916,735     $137,723,797    $145,209,936
                                                         ============    ============     ============    ============

*  For the eleven months ended August 31, 1994 (Note 7).
** For the seven months ended August 31, 1994.

                       See notes to financial statements

--------------------------------------------------------------------------------

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                           Year Ended August 31, 1994
--------------------------------------------------------------------------------

                                                      LOUISIANA        MARYLAND        MISSOURI       NORTH CAROLINA
                                                     PORTFOLIO**      PORTFOLIO*      PORTFOLIO*        PORTFOLIO*
                                                     -----------     ------------     -----------     --------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations --
     Net investment income                           $   976,696     $  5,460,165     $ 4,337,756      $  9,444,440
     Net realized loss on investment transactions       (259,364)        (590,974)        (14,916)       (3,785,407)
     Change in unrealized depreciation of
       investments                                    (2,361,484)      (9,137,805)     (7,434,028)      (12,662,593)
                                                     -----------     ------------     -----------      ------------
       Net decrease in net assets from operations    $(1,644,152)    $ (4,268,614)    $(3,111,188)     $ (7,003,560)
                                                     -----------     ------------     -----------      -------------
  Capital transactions --
     Contributions                                   $34,683,852     $ 38,617,526     $30,851,018      $ 52,654,042
     Withdrawals                                      (1,716,385)     (10,706,479)     (7,845,180)      (18,412,361)
                                                     -----------     ------------     -----------     --------------
       Increase in net assets resulting from
          capital transactions                       $32,967,467     $ 27,911,047     $23,005,838      $ 34,241,681
                                                     -----------     ------------     -----------     -------------
            Net increase in net assets               $31,323,315     $ 23,642,433     $19,894,650      $ 27,238,121
NET ASSETS:
  At beginning of period                                 100,020       94,213,284      75,272,783       172,534,232
                                                     -----------     ------------     -----------     -------------
  At end of period                                   $31,423,335     $117,855,717     $95,167,433      $199,772,353
                                                     ===========     ============     ===========      ============

--------------------------------------------------------------------------------

                                                          OREGON       SOUTH CAROLINA     TENNESSEE       VIRGINIA
                                                        PORTFOLIO*      PORTFOLIO**      PORTFOLIO*      PORTFOLIO*
                                                       ------------    --------------    -----------    ------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations --
     Net investment income                             $  6,932,765    $ 1,863,481      $ 2,453,518    $  9,556,570
     Net realized gain (loss) on investment
       transactions                                           4,146       (984,439)        (105,080)     (2,385,959)
     Change in unrealized depreciation of
       investments                                      (11,945,088)    (4,190,757)      (3,871,496)    (13,323,277)
                                                       ------------    -----------      -----------    ------------
       Net decrease in net assets from operations      $ (5,008,177)   $(3,311,715)     $(1,523,058)   $ (6,152,666)
                                                       ------------    -----------      -----------    ------------
  Capital transactions --
     Contributions                                     $ 47,210,240    $72,540,601      $22,707,167    $ 47,023,229
     Withdrawals                                        (16,579,534)    (7,064,217)      (3,954,097)    (20,611,874)
                                                       ------------    -----------      -----------    ------------
       Increase in net assets resulting from capital
          transactions                                 $ 30,630,706    $65,476,384      $18,753,070    $ 26,411,355
                                                       ------------    -----------      -----------    ------------
            Net increase in net assets                 $ 25,622,529    $62,164,669      $17,230,012    $ 20,258,689
NET ASSETS:
  At beginning of period                                127,496,692        100,020       39,265,671     174,260,499
                                                       ------------    -----------      -----------    ------------
  At end of period                                     $153,119,221    $62,264,689      $56,495,683    $194,519,188
                                                       ============    ===========      ===========    ============

*  For the eleven months ended August 31, 1994 (Note 7).
** For the seven months ended August 31, 1994.

                       See notes to financial statements

--------------------------------------------------------------------------------

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                         Year Ended September 30, 1993*
--------------------------------------------------------------------------------

                                                          ALABAMA         GEORGIA          KENTUCKY        MARYLAND
                                                         PORTFOLIO       PORTFOLIO        PORTFOLIO       PORTFOLIO
                                                        ------------    ------------     ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations --
     Net investment income                              $  2,179,903    $  3,313,669     $  3,277,040    $  2,481,633
     Net realized gain (loss) on investment
       transactions                                         (464,133)         73,591         (535,372)       (224,803)
     Change in unrealized appreciation of investments      3,994,097       5,637,256        6,325,963       5,066,445
                                                        ------------    ------------     ------------    ------------
       Net increase in net assets from operations       $  5,709,867    $  9,024,516     $  9,067,631    $  7,323,275
                                                        ------------    ------------     ------------    ------------
  Capital transactions --
     Contributions                                      $ 81,040,375    $116,822,592     $115,630,800    $ 94,448,256
     Withdrawals                                          (3,222,460)     (6,635,746)      (6,862,211)     (7,658,267)
                                                        ------------    ------------     ------------    ------------
       Increase in net assets resulting from capital
          transactions                                  $ 77,817,915    $110,186,846     $108,768,589    $ 86,789,989
                                                        ------------    ------------     ------------    ------------
            Net increase in net assets                  $ 83,527,782    $119,211,362     $117,836,220    $ 94,113,264
NET ASSETS:
  At beginning of period                                     100,020         100,020          100,020         100,020
                                                        ------------    ------------     ------------    ------------
  At end of period                                      $ 83,627,802    $119,311,382     $117,936,240    $ 94,213,284
                                                        ============    ============     ============    ============

--------------------------------------------------------------------------------

                                        MISSOURI       NORTH CAROLINA       OREGON         TENNESSEE        VIRGINIA
                                        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO       PORTFOLIO
                                       -----------     --------------    ------------     ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations --
     Net investment income             $ 1,996,871      $  4,992,912     $  3,445,924     $    926,224    $  5,091,661
     Net realized gain (loss) on
       investment transactions            (201,650)         (495,879)       1,139,513          454,397        (192,625)
     Change in unrealized
       appreciation of investments       4,258,226         8,668,236        5,331,993        1,499,177       7,938,495
                                       -----------      ------------     ------------     ------------    ------------
       Net increase in net assets
          from operations              $ 6,053,447      $ 13,165,269     $  9,917,430     $  2,879,798    $ 12,837,531
                                       -----------      -------------    ------------     ------------    ------------
  Capital transactions --
     Contributions                     $71,730,941      $177,359,369     $142,413,151     $ 41,826,943    $170,140,465
     Withdrawals                        (2,611,625)      (18,090,426)     (24,933,909)      (5,541,090)     (8,817,517)
                                       -----------      -------------    ------------     ------------    ------------
       Increase in net assets
          resulting from capital
          transactions                 $69,119,316      $159,268,943     $117,479,242     $ 36,285,853    $161,322,948
                                       -----------      ------------     ------------     ------------    ------------
            Net increase in net
               assets                  $75,172,763      $172,434,212     $127,396,672     $ 39,165,651    $174,160,479
NET ASSETS:
  At beginning of period                   100,020           100,020          100,020          100,020         100,020
                                       -----------      ------------     ------------     ------------    ------------
  At end of period                     $75,272,783      $172,534,232     $127,496,692     $ 39,265,671    $174,260,499
                                       ===========      ============     ============     ============    ============

* For the period from the start of business, February 1, 1993, to September 30, 1993.

                       See notes to financial statements

--------------------------------------------------------------------------------

                               SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                         ALABAMA PORTFOLIO                ARKANSAS PORTFOLIO
                                                -----------------------------------     -----------------------
                                                            YEAR ENDED                        YEAR ENDED
                                                -----------------------------------     -----------------------
                                                AUGUST 31,   AUGUST 31,   SEPT. 30,     AUGUST 31,   AUGUST 31,
                                                   1995        1994*       1993**          1995       1994***
                                                ----------   ----------   ---------     ----------   ----------
RATIOS (As a percentage of average
  daily net assets)++:
  Net expenses                                      0.47%        0.44%+      0.25%+         0.46%        0.24%+
  Net investment income                             5.77%        5.37%+      5.52%+         5.69%        5.60%+
Portfolio Turnover                                    51%          26%         10%            23%          16%
NET ASSETS, end of period (000 omitted)          $118,486     $117,163     $83,628       $ 81,535     $ 82,917

++The operating expenses of the Portfolios may reflect a reduction of the investment adviser fee and an allocation of expenses to the Investment Adviser. Had such actions not been taken, the ratios would have been as follows:

RATIOS (As a percentage of average daily net assets):
  Expenses                                                                  0.35%+                       0.43%+
  Net investment income                                                     5.42%+                       5.41%+

--------------------------------------------------------------------------------------------------------------

                                             GEORGIA PORTFOLIO                       KENTUCKY PORTFOLIO
                                    -----------------------------------     ------------------------------------
                                                YEAR ENDED                               YEAR ENDED
                                    -----------------------------------     ------------------------------------
                                    AUGUST 31,   AUGUST 31,   SEPT. 30,     AUGUST 31,   AUGUST 31,   SEPT. 30,
                                       1995        1994*       1993**          1995        1994*        1993**
                                    ----------   ----------   ---------     ----------   ----------   ----------
RATIOS (As a percentage of average
  daily net assets):
  Net expenses                          0.46%        0.44%+      0.40%+         0.49%        0.46%+       0.40%+
  Net investment income                 5.73%        5.37%+      5.37%+         5.75%        5.39%+       5.40%+
Portfolio Turnover                        48%          45%         35%            30%          21%          11%
NET ASSETS, end of period (000
  omitted)                           $122,949     $137,724    $119,311       $145,269     $145,210     $117,936

  + Annualized.
  * For the eleven months ended August 31, 1994 (Note 7).
 ** For the period from the start of business, February 1, 1993, to September
    30, 1993.
*** For the seven months ended August 31, 1994.

                       See notes to financial statements

--------------------------------------------------------------------------------

                               SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                    LOUISIANA PORTFOLIO             MARYLAND PORTFOLIO
                                                  -----------------------   -----------------------------------
                                                        YEAR ENDED                      YEAR ENDED
                                                  -----------------------   -----------------------------------
                                                  AUGUST 31,   AUGUST 31,   AUGUST 31,   AUGUST 31,   SEPT. 30,
                                                     1995       1994***        1995        1994*       1993**
                                                  ----------   ----------   ----------   ----------   ---------
RATIOS (As a percentage of average
  daily net assets)++:
  Net expenses                                        0.22%        0.14%+       0.47%        0.44%+      0.36%+
  Net investment income                               6.06%        5.86%+       5.79%        5.44%+      5.41%+
Portfolio Turnover                                      46%          21%          30%          41%         34%
NET ASSETS, end of period (000 omitted)             $34,309      $31,423     $115,004     $117,856     $94,213

++ The operating expenses of the Portfolios may reflect a reduction of the investment adviser fee and an allocation of expenses to the Investment Adviser. Had such actions not been taken, the ratios would have been as follows:

RATIOS (As a percentage of average net assets):
  Expenses                                            0.33%       0.33%+                                 0.38%+
  Net investment income                               5.95%       5.67%+                                 5.39%+

--------------------------------------------------------------------------------------------------------------

                                              MISSOURI PORTFOLIO                 NORTH CAROLINA PORTFOLIO
                                      -----------------------------------   -----------------------------------
                                                  YEAR ENDED                            YEAR ENDED
                                      -----------------------------------   -----------------------------------
                                      AUGUST 31,   AUGUST 31,   SEPT. 30,   AUGUST 31,   AUGUST 31,   SEPT. 30,
                                         1995        1994*       1993**        1995        1994*       1993**
                                      ----------   ----------   ---------   ----------   ----------   ---------
RATIOS (As a percentage of average
  daily net assets):
  Net expenses                            0.48%        0.45%+      0.40%+       0.48%        0.46%+      0.43%+
  Net investment income                   5.76%        5.36%+      5.36%+       5.78%        5.40%+      5.43%+
Portfolio Turnover                          24%          28%          6%          33%          37%         21%
NET ASSETS, end of period (000
  omitted)                              $93,162      $95,167     $75,273     $195,179     $199,772    $172,534

  + Annualized.
  * For the eleven months ended August 31, 1994 (Note 7).
 ** For the period from the start of business, February 1, 1993, to September
    30, 1993.
*** For the seven months ended August 31, 1994.

                       See notes to financial statements

--------------------------------------------------------------------------------

                               SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                                            SOUTH CAROLINA
                                                           OREGON PORTFOLIO                    PORTFOLIO
                                                  -----------------------------------   -----------------------
                                                              YEAR ENDED                      YEAR ENDED
                                                  -----------------------------------   -----------------------
                                                  AUGUST 31,   AUGUST 31,   SEPT. 30,   AUGUST 31,   AUGUST 31,
                                                     1995        1994*       1993**        1995       1994***
                                                  ----------   ----------   ---------   ----------   ----------
RATIOS (As a percentage of average
  daily net assets):
  Net expenses                                        0.50%        0.46%+      0.43%+       0.44%        0.37%+
  Net investment income                               5.60%        5.26%+      5.30%+       5.81%        5.47%+
Portfolio Turnover                                      22%          15%         32%          75%          23%
NET ASSETS, end of period (000 omitted)            $146,391     $153,119    $127,497      $61,412      $62,265

--------------------------------------------------------------------------------------------------------------

                                              TENNESSEE PORTFOLIO                   VIRGINIA PORTFOLIO
                                      -----------------------------------   -----------------------------------
                                                  YEAR ENDED                            YEAR ENDED
                                      -----------------------------------   -----------------------------------
                                      AUGUST 31,   AUGUST 31,   SEPT. 30,   AUGUST 31,   AUGUST 31,   SEPT. 30,
                                         1995        1994*       1993**        1995        1994*       1993**
                                      ----------   ----------   ---------   ----------   ----------   ---------
RATIOS (As a percentage of average
  daily net assets)++:
  Net expenses                            0.41%        0.36%+      0.08%+       0.48%        0.46%+      0.43%+
  Net investment income                   5.81%        5.49%+      5.60%+       5.81%        5.49%+      5.49%+
Portfolio Turnover                          20%          10%         69%          38%          48%         29%
NET ASSETS, end of period (000
  omitted)                              $58,673      $56,496     $39,266     $191,748     $194,519    $174,260

++The operating expenses of the Portfolios may reflect a reduction of the investment adviser fee and an allocation of expenses to the Investment Adviser. Had such actions not been taken, the ratios would have been as follows:

RATIOS (As a percentage of average daily net assets):
  Expenses                                                       0.31%+
  Net investment income                                          5.37%+

  + Annualized.
  * For the eleven months ended August 31, 1994 (Note 7).
 ** For the period from the start of business, February 1, 1993, to September
    30, 1993.
*** For the seven months ended August 31, 1994.

                       See notes to financial statements

--------------------------------------------------------------------------------
                         Notes to Financial Statements
--------------------------------------------------------------------------------

(1) SIGNIFICANT ACCOUNTING POLICIES

Alabama Tax Free Portfolio (Alabama Portfolio), Arkansas Tax Free Portfolio (Arkansas Portfolio), Georgia Tax Free Portfolio (Georgia Portfolio), Kentucky Tax Free Portfolio (Kentucky Portfolio), Louisiana Tax Free Portfolio (Louisiana Portfolio), Maryland Tax Free Portfolio (Maryland Portfolio), Missouri Tax Free Portfolio (Missouri Portfolio), North Carolina Tax Free Portfolio (North Carolina Portfolio), Oregon Tax Free Portfolio (Oregon Portfolio), South Carolina Tax Free Portfolio (South Carolina Portfolio), Tennessee Tax Free Portfolio (Tennessee Portfolio) and Virginia Tax Free Portfolio (Virginia Portfolio), collectively the Portfolios, are registered under the Investment Company Act of 1940 as non-diversified open-end management investment companies which were organized as trusts under the laws of the State of New York on May 1, 1992. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies of the Portfolios. The policies are in conformity with generally accepted accounting principles.

A. INVESTMENT VALUATIONS--Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B. INCOME--Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes.

C. INCOME TAXES--The Portfolios are treated as partnerships for Federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deductions or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

D. DEFERRED ORGANIZATION EXPENSES--Costs incurred by a Portfolio in connection with its organization are being amortized on the straight-line basis over five years beginning on the date each Portfolio commenced operations.

E. FINANCIAL FUTURES CONTRACTS--Upon the entering of a financial futures contract, a Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contract and may realize a loss.

F. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Portfolios may engage in when-issued or delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin accruing interest on settlement date.

G. OTHER--Investment transactions are accounted for on a trade date basis.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

(2) INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio.

The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities).

For the year ended August 31, 1995, each Portfolio paid advisory fees as follows:

                                     PORTFOLIO                AMOUNT     EFFECTIVE RATE*
                         ---------------------------------   --------    ---------------
                         Alabama                            $466,320          0.40%
                         Arkansas                            296,231          0.37%
                         Georgia                             521,159          0.41%
                         Kentucky                            595,483          0.42%
                         Louisiana                            73,471          0.23%
                         Maryland                            459,907          0.40%
                         Missouri                            353,176          0.38%
                         North Carolina                      851,448          0.44%
                         Oregon                              609,837          0.42%
                         South Carolina                      198,498          0.33%
                         Tennessee                           177,788          0.31%
                         Virginia                            834,074          0.44%

* Advisory fees paid as a percentage of average daily net assets.

To enhance the net income of the Louisiana Portfolio, BMR made a partial reduction in its fee in the amount of $36,188 for the year ended August 31, 1995.

Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee. Investors Bank & Trust Company (IBT), an affiliate of EVM and BMR, serves as custodian of the Portfolios. Pursuant to the custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. Certain of the officers and Trustees of the Portfolios are officers and directors/trustees of the above organizations. Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended August 31, 1995, no significant amounts have been deferred.
--------------------------------------------------------------------------------
(3) INVESTMENTS

Purchases and sales of investments, other than U.S. Government securities and short-term obligations, for the year ended August 31, 1995 were as follows:

                   ALABAMA PORTFOLIO        ARKANSAS PORTFOLIO        GEORGIA PORTFOLIO        KENTUCKY PORTFOLIO
                  -------------------    ------------------------    -------------------    ------------------------
Purchases             $57,406,180               $18,763,229              $59,548,573               $42,276,757
Sales                  61,142,289                21,156,422               74,913,164                47,472,754

                  LOUISIANA PORTFOLIO       MARYLAND PORTFOLIO       MISSOURI PORTFOLIO     NORTH CAROLINA PORTFOLIO
                  -------------------    ------------------------    -------------------    ------------------------
Purchases             $15,588,103               $33,410,454              $22,283,879               $63,087,915
Sales                  15,182,545                38,920,632               26,604,957                70,378,217

                   OREGON PORTFOLIO      SOUTH CAROLINA PORTFOLIO    TENNESSEE PORTFOLIO       VIRGINIA PORTFOLIO
                  -------------------    ------------------------    -------------------    ------------------------
Purchases             $31,234,927               $45,794,201              $12,215,128               $66,007,726
Sales                  39,597,788                45,177,886               10,940,645                73,486,977

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

(4) FEDERAL INCOME TAX BASIS OF INVESTMENTS

The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at August 31, 1995, as computed on a federal income tax basis, are as follows:

                                      ALABAMA               ARKANSAS              GEORGIA               KENTUCKY
                                     PORTFOLIO             PORTFOLIO             PORTFOLIO             PORTFOLIO
                                    ------------          ------------          ------------         -------------
Aggregate Cost                      $112,610,415          $79,275,204           $115,913,957          $141,197,528
                                    ------------          ------------          ------------          ------------
Gross unrealized
  appreciation                      $  4,365,636          $ 2,221,739           $  3,989,210          $  4,126,437
Gross unrealized
  depreciation                           496,195              677,082                559,835             2,118,720
                                    ------------          ------------          ------------          ------------
     Net unrealized
       appreciation                 $  3,869,441          $ 1,544,657           $  3,429,375          $  2,007,717
                                    ============          ============          ============          ============

                                     LOUISIANA              MARYLAND              MISSOURI         NORTH CAROLINA
                                     PORTFOLIO             PORTFOLIO             PORTFOLIO            PORTFOLIO
                                    ------------         --------------         ------------       --------------
Aggregate Cost                      $33,349,873           $112,178,823          $88,354,959          $183,382,988
                                    -----------           ------------          -----------          ------------
Gross unrealized
  appreciation                      $   705,823           $  3,928,104          $ 3,711,528          $  8,278,474
Gross unrealized
  depreciation                          444,912              1,955,206              436,068               997,317
                                    -----------           ------------          -----------          ------------
     Net unrealized
       appreciation                 $   260,911           $  1,972,898          $ 3,275,460          $  7,281,157
                                    ===========           ============          ===========          ============

                                      OREGON             SOUTH CAROLINA          TENNESSEE             VIRGINIA
                                    PORTFOLIO              PORTFOLIO             PORTFOLIO            PORTFOLIO
                                   ------------          --------------         ------------         ------------
Aggregate Cost                     $143,369,782            $60,604,156          $57,120,750          $179,383,019
                                   ------------            -----------          -----------          ------------
Gross unrealized
  appreciation                     $  4,380,388            $ 2,552,611          $ 1,185,756          $  8,251,752
Gross unrealized
  depreciation                        1,731,019                208,500              656,768               857,590
                                   ------------            -----------          -----------          ------------
     Net unrealized
       appreciation                $  2,649,369            $ 2,344,111          $   528,988          $  7,394,162
                                   ============            ===========          ===========          ============

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

(5) LINE OF CREDIT

The Portfolios participate with other portfolios and funds managed by BMR and EVM in a $120 million unsecured line of credit agreement with a bank. The line of credit consists of a $20 million committed facility and a $100 million discretionary facility. Each Portfolio may temporarily borrow up to 5% of its total assets to satisfy redemption requests or settle transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the bank's adjusted certificate of deposit rate, a variable adjusted certificate of deposit rate, or a federal funds effective rate. In addition, a fee computed at an annual rate of 1/4 of 1% on the $20 million committed facility and on the daily unused portion of the $100 million discretionary facility is allocated among the participating funds and portfolios at the end of each quarter. At August 31, 1995, the Alabama Portfolio, Arkansas Portfolio, Maryland Portfolio, Missouri Portfolio and Virginia Portfolio had balances outstanding pursuant to this line of credit of $103,000, $444,000, $603,000, $524,000 and $795,000, respectively. For the Louisiana Portfolio the average daily loan balance for the year ended August 31, 1995 was $526,873 and the average daily interest rate was 7.17%. The maximum borrowings during the year ended August 31, 1995 was $1,803,000. The Portfolios, exclusive of the Louisiana Portfolio, did not have any significant borrowings or allocated fees during the year ended August 31, 1995.

--------------------------------------------------------------------------------
(6) FINANCIAL INSTRUMENTS

The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at August 31, 1995 is as follows:

                    FUTURES CONTRACTS                                               NET UNREALIZED
   PORTFOLIO         EXPIRATION DATE             CONTRACTS             POSITION      DEPRECIATION
----------------    -----------------     ------------------------     --------     --------------
Alabama                12/95              112 U.S. Treasury Bonds        Short         $ 63,034
Arkansas               12/95              120 U.S. Treasury Bonds        Short           45,023
Kentucky               12/95              140 U.S. Treasury Bonds        Short           78,791
Louisiana              12/95               20 U.S. Treasury Bonds        Short           15,251
Maryland               12/95              112 U.S. Treasury Bonds        Short           63,033
Oregon                 12/95               54 U.S. Treasury Bonds        Short           38,857
Tennessee              12/95               48 U.S. Treasury Bonds        Short           34,539

At August 31, 1995 each Portfolio had sufficient cash and/or securities to cover margin requirements on open futures contracts.

The Georgia Portfolio, Missouri Portfolio, North Carolina Portfolio, South Carolina Portfolio and Virginia Portfolio had no obligations outstanding at August 31, 1995.
--------------------------------------------------------------------------------
(7) CHANGE IN FISCAL YEAR

The Portfolios changed their fiscal year end from September 30, to August 31, effective August 31, 1994.

--------------------------------------------------------------------------------
                          Independent Auditors' Report
--------------------------------------------------------------------------------
TO THE TRUSTEES AND INVESTORS OF:
  ALABAMA TAX FREE PORTFOLIO
  ARKANSAS TAX FREE PORTFOLIO
  GEORGIA TAX FREE PORTFOLIO
  KENTUCKY TAX FREE PORTFOLIO
  LOUISIANA TAX FREE PORTFOLIO
  MARYLAND TAX FREE PORTFOLIO
  MISSOURI TAX FREE PORTFOLIO
  NORTH CAROLINA TAX FREE PORTFOLIO
  OREGON TAX FREE PORTFOLIO
  SOUTH CAROLINA TAX FREE PORTFOLIO
  TENNESSEE TAX FREE PORTFOLIO
  VIRGINIA TAX FREE PORTFOLIO

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Alabama Tax Free Portfolio, Arkansas Tax Free Portfolio, Georgia Tax Free Portfolio, Kentucky Tax Free Portfolio, Louisiana Tax Free Portfolio, Maryland Tax Free Portfolio, Missouri Tax Free Portfolio, North Carolina Tax Free Portfolio, Oregon Tax Free Portfolio, South Carolina Tax Free Portfolio, Tennessee Tax Free Portfolio and Virginia Tax Free Portfolio as of August 31, 1995, and the related statements of operations for the year then ended, the statements of changes in net assets and the supplementary data for the years ended August 31, 1995 and 1994 and the year ended September 30, 1993. These financial statements and supplementary data are the responsibility of the Trusts' management. Our responsibility is to express an opinion on the financial statements and supplementary data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at August 31, 1995, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of Alabama Tax Free Portfolio, Arkansas Tax Free Portfolio, Georgia Tax Free Portfolio, Kentucky Tax Free Portfolio, Louisiana Tax Free Portfolio, Maryland Tax Free Portfolio, Missouri Tax Free Portfolio, North Carolina Tax Free Portfolio, Oregon Tax Free Portfolio, South Carolina Tax Free Portfolio, Tennessee Tax Free Portfolio and Virginia Tax Free Portfolio at August 31, 1995, the results of their operations, the changes in their net assets and their supplementary data for the respective stated periods in conformity with generally accepted accounting principles.

                                               DELOITTE & TOUCHE LLP

BOSTON, MASSACHUSETTS
SEPTEMBER 29, 1995

--------------------------------------------------------------------------------
Investment Management
--------------------------------------------------------------------------------

FUNDS         OFFICERS                         INDEPENDENT TRUSTEES

              THOMAS J. FETTER                 DONALD R. DWIGHT
              President                        President, Dwight Partners, Inc.
                                               Chairman, Newspapers of New
              JAMES B. HAWKES                  England, Inc.
              Vice President, Trustee
                                               SAMUEL L. HAYES, III
              ROBERT B. MACINTOSH              Jacob H. Schiff Professor of
              Vice President                   Investment Banking,
                                               Harvard University Graduate
              JAMES L. O'CONNOR                School of Business
              Treasurer                        Administration

              THOMAS OTIS                      NORTON H. REAMER
              Secretary                        President and Director, United
                                               Asset Management Corporation

                                               JOHN L. THORNDIKE
                                               Director, Fiduciary Company
                                               Incorporated

                                               JACK L. TREYNOR
                                               Investment Adviser and
                                               Consultant

--------------------------------------------------------------------------------
PORTFOLIOS    OFFICERS                         INDEPENDENT TRUSTEES

              THOMAS J. FETTER                 DONALD R. DWIGHT
              President                        President, Dwight Partners, Inc.
                                               Chairman, Newspapers of New
              JAMES B. HAWKES                  England, Inc.
              Vice President, Trustee
                                               SAMUEL L. HAYES, III
              ROBERT B. MACINTOSH              Jacob H. Schiff Professor of
              Vice President of Alabama,       Investment Banking, Harvard
              Arkansas, Georgia, Kentucky,     University Graduate School of
              Louisiana, Maryland, Missouri,   Business Administration
              North Carolina, Oregon, South
              Carolina, Tennessee and          NORTON H. REAMER
              Virginia Tax Free Portfolios     President and Director, United
                                               Asset Management Corporation
              NICOLE ANDERES
              Vice President and Portfolio     JOHN L. THORNDIKE
              Manager of Louisiana Tax         Director, Fiduciary Company
              Free Portfolios                  Incorporated

              TIMOTHY T. BROWSE                JACK L. TREYNOR
              Vice President and Portfolio     Investment Adviser and
              Manager of Alabama, Arkansas,    Consultant
              Kentucky and Maryland
              Tax Free Portfolios

              CYNTHIA J. CLEMSON
              Vice President and Portfolio
              Manager of Missouri, Oregon
              and Tennessee Tax Free
              Portfolios

              DAVID C. REILLY
              Vice President and Portfolio
              Manager of Georgia, North
              Carolina, South Carolina and
              Virginia Tax Free Portfolios

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PORTFOLIO INVESTMENT ADVISER
Boston Management and Research
24 Federal Street
Boston, MA 02110

FUND ADMINISTRATOR
Eaton Vance Management
24 Federal Street
Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260

CUSTODIAN
Investors Bank & Trust Company
24 Federal Street
Boston, MA 02110

TRANSFER AGENT
The Shareholder Services Group, Inc.
BOS725
P.O. Box 1559
Boston, MA 02104

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

This report must be preceded or accompanied by a current prospectus which contains more complete information on the Funds, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.


                                 EATON VANCE
                              24 FEDERAL STREET
                               BOSTON, MA 02110

                                                                        M-12CSRC

The Eaton Vance Municipals Trust
For the Portfolios:
        Alabama Tax Free Fund
        Arkansas Tax Free Fund
        Georgia Tax Free Fund
        Kentucky Tax Free Fund
        Louisiana Tax Free Fund
        Maryland Tax Free Fund
        Missouri Tax Free Fund
        North Carolina Tax Free Fund
        Oregon Tax Free Fund
        South Carolina Tax Free Fund
        Tennessee Tax Free Fund
        Virginia Tax Free Fund

[LOGO]

Annual Shareholder Report
August 31, 1995



Portfolio Investment Adviser
Boston Management and Research
24 Federal Street
Boston, MA 02110

Fund Administrator
Eaton Vance Management
24 Federal Street
Boston, MA 02110
(617) 482-8260

Principal Underwriter
Eaton Vance distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260

Custodian
Investors Bank & Trust Company
24 Federal Street
Boston, MA 02110

Transfer Agent
The Shareholder Services Group, Inc.
BOS725
P.O. Box 1559
Boston, MA 02104

                                 EV TRADITIONAL
                            ALABAMA MUNICIPALS FUND

                                 EV TRADITIONAL
                            ARKANSAS MUNICIPALS FUND

                                 EV TRADITIONAL
                            GEORGIA MUNICIPALS FUND

                                 EV TRADITIONAL
                            KENTUCKY MUNICIPALS FUND

                                 EV TRADITIONAL
                           LOUISIANA MUNICIPALS FUND

                                 EV TRADITIONAL
                            MARYLAND MUNICIPALS FUND

                                 EV TRADITIONAL
                            MISSOURI MUNICIPALS FUND

                                 EV TRADITIONAL
                         NORTH CAROLINA MUNICIPALS FUND

                                 EV TRADITIONAL
                             OREGON MUNICIPALS FUND

                                 EV TRADITIONAL
                         SOUTH CAROLINA MUNICIPALS FUND

                                 EV TRADITIONAL
                           TENNESSEE MUNICIPALS FUND

                                 EV TRADITIONAL
                            VIRGINIA MUNICIPALS FUND


                                 SUPPLEMENT TO
                      STATEMENT OF ADDITIONAL INFORMATION
                                     DATED
                                JANUARY 1, 1996


    Each Fund is currently known as "EV Classic [State Name] Municipals Fund." The Funds will change their names to "EV Traditional [State Name] Municipals Fund" on February 1, 1996.

January 1, 1996


                                                                     T-TFC1/1AIS

                                                          STATEMENT OF
                                                          ADDITIONAL INFORMATION
                                                          January 1, 1996

                         EV TRADITIONAL MUNICIPAL FUNDS

EV TRADITIONAL ALABAMA MUNICIPALS FUND       EV TRADITIONAL MISSOURI MUNICIPALS FUND
EV TRADITIONAL ARKANSAS MUNICIPALS FUND      EV TRADITIONAL NORTH CAROLINA MUNICIPALS FUND
EV TRADITIONAL GEORGIA MUNICIPALS FUND       EV TRADITIONAL OREGON MUNICIPALS FUND
EV TRADITIONAL KENTUCKY MUNICIPALS FUND      EV TRADITIONAL SOUTH CAROLINA MUNICIPALS FUND
EV TRADITIONAL LOUISIANA MUNICIPALS FUND     EV TRADITIONAL TENNESSEE MUNICIPALS FUND
EV TRADITIONAL MARYLAND MUNICIPALS FUND      EV TRADITIONAL VIRGINIA MUNICIPALS FUND

                 24 Federal Street, Boston, Massachusetts 02110
                                (800) 225-6265

    This Statement of Additional Information consists of two parts. Part I provides general information about the Funds listed above (each a "Fund") and certain other series of Eaton Vance Municipals Trust (the "Trust"). As described in the Prospectus, each Fund invests its assets in a separate registered investment company (a "Portfolio") with the same investment objective and policies as the Fund. Each Part II provides information solely about a Fund and its corresponding Portfolio. Where appropriate Part I includes cross-references to the relevant sections of Part II.

                              TABLE OF CONTENTS
                                                                           Page
                                    PART I
Additional Information about Investment Policies .................            1
Investment Restrictions ..........................................            8
Trustees and Officers ............................................            9
Investment Adviser and Administrator .............................           11
Custodian ........................................................           13
Service for Accumulation .........................................           14
Service for Withdrawal ...........................................           14
Determination of Net Asset Value .................................           15
Investment Performance ...........................................           15
Taxes ............................................................           16
Principal Underwriter ............................................           18
Service Plan .....................................................           19
Portfolio Security Transactions ..................................           20
Other Information ................................................           22
Independent Certified Public Accountants .........................           23
Financial Statements .............................................           23
Appendix .........................................................           24
                                   PART II
EV Traditional Alabama Municipals Fund ...........................          a-1
EV Traditional Arkansas Municipals Fund ..........................          b-1
EV Traditional Georgia Municipals Fund ...........................          c-1
EV Traditional Kentucky Municipals Fund ..........................          d-1
EV Traditional Louisiana Municipals Fund .........................          e-1
EV Traditional Maryland Municipals Fund ..........................          f-1
EV Traditional Missouri Municipals Fund ..........................          g-1
EV Traditional North Carolina Municipals Fund ....................          h-1
EV Traditional Oregon Municipals Fund ............................          i-1
EV Traditional South Carolina Municipals Fund ....................          j-1
EV Traditional Tennessee Municipals Fund .........................          k-1
EV Traditional Virginia Municipals Fund ..........................          l-1

    Although each Fund offers only its shares of beneficial interest, it is possible that a Fund might become liable for a misstatement or omission in this Statement of Additional Information regarding another Fund because the Funds use this combined Statement of Additional Information. The Trustees of the Trust have considered this factor in approving the use of a combined Statement of Additional Information. This Statement of Additional Information is sometimes referred to as the "SAI".


    THIS COMBINED STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY THE FUNDS' PROSPECTUS DATED JANUARY 1, 1996 AS SUPPLEMENTED FROM TIME TO TIME. THIS COMBINED STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS, A COPY OF WHICH MAY BE OBTAINED WITHOUT CHARGE BY CONTACTING EATON VANCE DISTRIBUTORS, INC. (THE "PRINCIPAL UNDERWRITER") (SEE BACK COVER FOR ADDRESS AND PHONE NUMBER).

                     STATEMENT OF ADDITIONAL INFORMATION

                                    PART I

    The following provides information about the Fund, certain other series of the Trust and the Portfolio. Capitalized terms used in this SAI and not otherwise defined have the meanings given them in the Fund's Prospectus. The Fund is subject to the same investment policies as those of the Portfolio. The Fund currently seeks to achieve its objective by investing in the Portfolio.


               ADDITIONAL INFORMATION ABOUT INVESTMENT POLICIES
MUNICIPAL OBLIGATIONS
    Municipal obligations are issued to obtain funds for various public and private purposes. Such obligations include bonds as well as tax-exempt commercial paper, project notes and municipal notes such as tax, revenue and bond anticipation notes of short maturity, generally less than three years. In general, there are three categories of municipal obligations the interest on which is also exempt from federal income taxes and is not a tax preferred item for purposes of the federal alternative minimum tax: (i) certain "public purpose" obligations (whenever issued), which include obligations issued directly by state and local governments or their agencies to fulfill essential governmental functions; (ii) certain obligations issued before August 8, 1986 for the benefit of non-governmental persons or entities; and (iii) certain "private activity bonds" issued after August 7, 1986, which include "qualified
Section 501(c)(3) bonds" or refundings of certain obligations included in the second category. In assessing the federal income tax treatment of interest on any municipal obligation, the Portfolio will generally rely on an opinion of the issuer's counsel (when available) and will not undertake any independent verification of the basis for the opinion. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds.

    Interest on certain "private activity bonds" issued after August 7, 1986 is exempt from regular federal income tax but such interest (including a distribution by the Fund derived from such interest) is treated as a tax preference item which could subject the recipient to or increase the recipient's liability for the federal alternative minimum tax. For corporate shareholders, the Fund's distributions derived from interest on all municipal obligations (whenever issued) is included in "adusted current earnings" for purposes of the federal alternative minimum tax as applied to corporations (to the extent not already included in alternative minimum taxable income as income attributable to private activity bonds).

    Market discount on long-term tax-exempt municipal obligations (i.e., obligations with a term of more than one year) purchased in the secondary market after April 30, 1993 is taxable as ordinary income. A long-term debt obligation is generally treated as acquired at a market discount if the secondary market purchase price is less than (i) the stated principal amount payable at maturity, in the case of an obligation that does have original issue discount or (ii) in the case of an obligation that does have original issue discount, the sum of the issue price and any original issue discount that accrued before the obligation was purchased, subject to a de minimus amount.

    Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of general obligation bonds is the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate and amount.

    The principal security for a revenue bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Revenue bonds have been issued to fund a wide variety of capital projects including: electric, gas, water, sewer and solid waste disposal systems; highways, bridges and tunnels; port, airport and parking facilities; transportation systems; housing facilities, colleges and universities and hospitals. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security including partially or fully insured, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. In addition to a debt service reserve fund, some authorities provide further security in the form of a state's ability (without legal obligation) to make up deficiencies in the debt service reserve fund. Lease rental revenue bonds issued by a state or local authority for capital projects are normally secured by annual lease rental payments from the state or locality to the authority sufficient to cover debt service on the authority's obligations. Such payments are usually subject to annual appropriations by the state or locality.

    Industrial development and pollution control bonds, although nominally issued by municipal authorities, are in most cases revenue bonds and are generally not secured by the taxing power of the municipality, but are usually secured by the revenues derived by the authority from payments of the industrial user or users.

    The Portfolio may on occasion acquire revenue bonds which carry warrants or similar rights covering equity securities. Such warrants or rights may be held indefinitely, but if exercised, the Portfolio anticipates that it would, under normal circumstances, dispose of any equity securities so acquired within a reasonable period of time.

    While most municipal bonds pay a fixed rate of interest semi-annually in cash, there are exceptions. Some bonds pay no periodic cash interest, but rather make a single payment at maturity representing both principal and interest. Bonds may be issued or subsequently offered with interest coupons materially greater or less than those then prevailing, with price adjustments reflecting such deviation.


    The obligations of any person or entity to pay the principal of and interest on a municipal obligation are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions the power or ability of any person or entity to pay when due principal of and interest on a municipal obligation may be materially affected. There have been recent instances of defaults and bankruptcies involving municipal obligations which were not foreseen by the financial and investment communities. The Portfolio will take whatever action it considers appropriate in the event of anticipated financial difficulties, default or bankruptcy of either the issuer of any municipal obligation or of the underlying source of funds for debt service. Such action may include retaining the services of various persons or firms (including affiliates of the Investment Adviser) to evaluate or protect any real estate, facilities or other assets securing any such obligation or acquired by the Portfolio as a result of any such event, and the Portfolio may also manage (or engage other persons to manage) or otherwise deal with any real estate, facilities or other assets so acquired. The Portfolio anticipates that real estate consulting and management services may be required with respect to properties securing various municipal obligations in its portfolio or subsequently acquired by the Portfolio. The Portfolio will incur additional expenditures in taking protective action with respect to portfolio obligations in default and assets securing such obligations.

    The yields on municipal obligations will be dependent on a variety of factors, including purposes of issue and source of funds for repayment, general money market conditions, general conditions of the municipal bond market, size of a particular offering, maturity of the obligation and rating of the issue. The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of the municipal obligations which they undertake to rate. It should be emphasized, however, that ratings are based on judgment and are not absolute standards of quality. Consequently, municipal obligations with the same maturity, coupon and rating may have different yields while obligations of the same maturity and coupon with different ratings may have the same yield. In addition, the market price of such obligations will normally fluctuate with changes in interest rates, and therefore the net asset value of the Portfolio will be affected by such changes.

RISKS OF CONCENTRATION
Municipal Obligations of a Particular State. For a discussion of the risks associated with the Portfolio's policy of concentrating its investments in particular State issuers of municipal obligations, see "Risks of Concentration" in the Fund's Part II of this SAI.

Obligations of Particular Types of Issuers. The Portfolio may invest 25% or more of its total assets in municipal obligations of the same type. There could be economic, business or political developments which might affect all municipal obligations of the same type. In particular, investments in industrial revenue bonds might involve without limitation the following risks.


    Hospital bond ratings are often based on feasibility studies which contain projections of expenses, revenues and occupancy levels. Among the influences affecting a hospital's gross receipts and net income available to service its debt are demand for hospital services, the ability of the hospital to provide the services required, management capabilities, economic developments in the service area, efforts by insurers and government agencies to limit rates and expenses, confidence in the hospital, service area economic developments, competition, availability and expense of malpractice insurance, Medicaid and Medicare funding and possible Federal legislation limiting the rates of increase of hospital charges.

    Electric utilities face problems in financing large construction programs in an inflationary period, cost increases and delay occasioned by safety and environmental considerations (particularly with respect to nuclear facilities), difficulty in obtaining fuel at reasonable prices, and in achieving timely and adequate rate relief from regulatory commissions, effects of energy conservation and limitations on the capacity of the capital market to absorb utility debt.

    Pollution control and other industrial development bonds are issued by state or local agencies to finance various projects, including those of domestic steel producers, and may be backed solely by agreements with such companies. Domestic steel companies are expected to suffer the consequences of such adverse trends as high labor costs, high foreign imports encouraged by foreign productivity increases and a strong U.S. dollar, and other cost pressures such as those imposed by anti-pollution legislation. Domestic steel capacity is being reduced currently by large-scale plant closings and this period of rationalization may not end until further legislative protection is provided through tariff price supports or mandatory import quotas, such as those recently enacted for certain specialty steel products.

    Life care facilities are an alternative form of long-term housing for the elderly which offer residents the independence of a condominium life style and, if needed, the comprehensive care of nursing home services. Bonds to finance these facilities have been issued by various state industrial development authorities. Since the bonds are normally secured only by the revenues of each facility and not by state or local government tax payments, they are subject to a wide variety of risks. Primarily, the projects must maintain adequate occupancy levels to be able to provide revenues sufficient to meet debt service payments. Moreover, since a portion of housing, medical care and other services may be financed by an initial deposit, it is important that the facility maintain adequate financial reserves to secure estimated actuarial liabilities. The ability of management to accurately forecast inflationary cost pressures is an important factor in this process. The facilities may also be affected adversely by regulatory cost restrictions applied to health care delivery in general, particularly state regulations or changes in Medicare and Medicaid payments or qualifications, or restrictions imposed by medical insurance companies. They may also face competition from alternative health care or conventional housing facilities in the private or public sector.

Obligations of Puerto Rico, U.S. Virgin Islands and Guam. Subject to the Fund's investment policies as set forth in the Prospectus, the Portfolio may invest in the obligations of Puerto Rico, the U.S. Virgin Islands and Guam. Accordingly, the Portfolio may be adversely affected by local political and economic conditions and developments within Puerto Rico affecting the issuers of such obligations.

    Puerto Rico has a diversified economy dominated by the manufacturing and service sectors. Manufacturing is the largest sector in terms of gross domestic product and is more diversified than during earlier phases of Puerto Rico's industrial development. The three largest sectors of the economy (as a percentage of employment) are services (47%), government (22%) and manufacturing (16.4%). These three sectors represent 39%, 11% and 39%, respectively, of the gross domestic product. The service sector is the fastest growing, while the government and manufacturing sectors have been stagnant for the past five years. This decline was broad based among all manufacturing industries. The North American Free Trade Agreement ("NAFTA"), which became effective January 1, 1994, could lead to the loss of Puerto Rico's lower salaried or labor intensive jobs to Mexico. The February, 1995 unemployment rate was 12.5%, down from 16% for 1994.

    The Commonwealth of Puerto Rico exercises virtually the same control over its internal affairs as do the fifty states; however, it differs from the states in its relationship with the Federal government. Most Federal taxes, except those such as social security taxes that are imposed by mutual consent, are not levied in Puerto Rico. However, in conjunction with the 1993 U.S. budget plan,
Section 936 of the Internal Revenue Code was amended and provided for two alternative limitations to the Section 936 credit. The first option will limit the credit against such income to 40% of the credit allowable under current law, with a five year phase-in period starting at 60% of the allowable credit. The second option is a wage and depreciation based credit. The reduction of the tax benefits to those U.S. companies with operations in Puerto Rico may lead to slower growth in the future. There can be no assurance that these modifications will not lead to a weakened economy, a lower rating on Puerto Rico's debt or lower prices for Puerto Rican bonds that may be held by the Portfolio.

    Puerto Rico's financial reporting was first conformed to generally accepted accounting principles in fiscal 1990. Nonrecurring revenues have been used frequently to balance recent years' budgets. In November, 1993 Puerto Ricans voted on whether they wished to retain their Commonwealth status, become a state or establish an independent nation. The measure was defeated, with 48.5% voting to remain a Commonwealth, 46% voting for statehood and 4% voting for independence. Retaining Commonwealth status will leave intact the current relationship with the Federal government. There can be no assurance that the statehood issue will not be brought to a vote in the future. A successful statehood vote in Puerto Rico would then require the U.S. Congress to ratify the election.


    The United States Virgin Islands (USVI) are located approximately 1,100 miles east-southeast of Miami and are made up of St. Croix, St. Thomas and St. John. Population, after reaching a peak of 110,800 in 1985, declined to 101,809 in 1990. The economy is heavily reliant on the tourism industry, with roughly 43% of non-agricultural employment in tourist-related trade and services. As of April, 1993, unemployment stood at 2.7%. The tourism industry is economically sensitive and would likely be adversely affected by a recession in either the United States or Europe. In September, 1995, St. Thomas was hit by a hurricane and sustained extensive damage. The longer term impact on the tourism industry is not yet known. There can be no assurance that the market for USVI bonds will not be affected. Hurricanes have and will continue to have an adverse affect on the tourism industry.


    An important component of the USVI revenue base is the Federal excise tax on rum exports. Tax revenues rebated by the Federal government to the USVI provide the primary security of many outstanding USVI bonds. Since more than 90% of the rum distilled in the USVI is distilled at one plant, any interruption in its operations (as occurred after Hurricane Hugo in 1989) would adversely affect these revenues. Consequently, there can be no assurance that rum exports to the United States and the rebate of tax revenues to the USVI will continue at their present levels. The preferential tariff treatment the USVI rum industry currently enjoys could be reduced under NAFTA. Increased competition from Mexican rum producers could reduce USVI rum imported to the U.S., decreasing excise tax revenues generated. The USVI experienced budget deficits in fiscal years 1989 and 1990: in 1989 due to wage settlements with the unionized government employees, and in 1990 as a result of Hurricane Hugo. The USVI recorded a small surplus in fiscal year 1991. At the end of fiscal 1992, the last year for which results are available, the USVI had an unreserved General Fund deficit of approximately $8.31 million, or approximately 2.1% of expenditures. In order to close a forecasted fiscal 1994 revenue gap of $45.6 million, the Department of Finance has proposed several tax increases and fund transfers. There is currently no rated, unenhanced Virgin Islands debt outstanding.

    Guam, an unincorporated U.S. territory, is located 1,500 miles southeast of Tokyo. Population, 133,000 in 1990, up 26% from the 1980 census level. The U.S. military is a key component of Guam's economy. The Federal government directly comprises more than 10% of the employment base, with a substantial component of the service sector to support these personnel. Guam is expected to benefit from the closure of the Subic Bay Naval Base and the Clark Air Force Base in the Philippines. The Naval Air Station, one of several U.S. military facilities on the island, has been slated for closure by the Defense Base Closure and Realignment Committee; however, the administration plans to use these facilities to expand the Island's commercial airport. Guam is also heavily reliant on tourists, particularly the Japanese. Unemployment was 3.2% in 1991. For 1994, the financial position of Guam has weakened further as it incurred an unaudited General Fund operating deficit. The administration has taken steps to improve its financial position; however, there are no guarantees that an improvement will be realized. Guam's general obligation debt is rated Baa by Moody's.

MUNICIPAL LEASES
    The Portfolio may invest in municipal leases and participations therein, which arrangements frequently involve special risks. Municipal leases are obligations in the form of a lease or installment purchase arrangement which is issued by state or local governments to acquire equipment and facilities. Interest income from such obligations is generally exempt from local and state taxes in the state of issuance. "Participations" in such leases are undivided interests in a portion of the total obligation. Participations entitle their holders to receive a pro rata share of all payments under the lease. A trustee is usually responsible for administering the terms of the participation and enforcing the participants' rights in the underlying lease. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased equipment without meeting the constitutional and statutory requirements for the issuance of debt). State debt-issuance limitations are deemed to be inapplicable to these arrangements because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. Such arrangements are, therefore, subject to the risk that the governmental issuer will not appropriate funds for lease payments.

    Certain municipal lease obligations owned by the Portfolio may be deemed illiquid for the purpose of the Portfolio's 15% limitation on investments in illiquid securities, unless determined by the Investment Adviser, pursuant to guidelines adopted by the Trustees of the Portfolio, to be liquid securities for the purpose of such limitation. In determining the liquidity of municipal lease obligations, the Investment Adviser will consider a variety of factors including: (1) the willingness of dealers to bid for the security; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades and quotes for the obligation; and (4) the nature of the marketplace trades. In addition, the Investment Adviser will consider factors unique to particular lease obligations affecting the marketability thereof. These include the general creditworthiness of the municipality, the importance of the property covered by the lease to the municipality, and the likelihood that the marketability of the obligation will be maintained throughout the time the obligation is held by the Portfolio. In the event the Portfolio acquires an unrated municipal lease obligation, the Investment Adviser will be responsible for determining the credit quality of such obligation on an on-going basis, including an assessment of the likelihood that the lease may or may not be cancelled.

ZERO COUPON BONDS
    Zero coupon bonds are debt obligations which do not require the periodic payment of interest and are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity at a rate of interest reflecting the market rate of the security at the time of issuance. Zero coupon bonds benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash.

INSURANCE
    Insured municipal obligations held by the Portfolio (if any) will be insured as to their scheduled payment of principal and interest under either (i) an insurance policy obtained by the issuer or underwriter of the obligation at the time of its original issuance or (ii) an insurance policy obtained by the Portfolio or a third party subsequent to the obligation's original issuance (which may not be reflected in the obligation's market value. In either event, such insurance may provide that in the event of non-payment of interest or principal when due with respect to an insured obligation, the insurer is not required to make such payment until a specified time has lapsed (which may be 30 days or more after notice).

CREDIT QUALITY
    The Portfolio is dependent on the Investment Adviser's judgment, analysis and experience in evaluating the quality of municipal obligations. In evaluating the credit quality of a particular issue, whether rated or unrated, the Investment Adviser will normally take into consideration, among other things, the financial resources of the issuer (or, as appropriate, of the underlying source of funds for debt service), its sensitivity to economic conditions and trends, any operating history of and the community support for the facility financed by the issue, the ability of the issuer's management and regulatory matters. The Investment Adviser will attempt to reduce the risks of investing in the lowest investment grade, below investment grade and comparable unrated obligations through active portfolio management, credit analysis and attention to current developments and trends in the economy and the financial markets.

    See "Portfolio of Investments" in the "Financial Statements" incorporated by reference into this Statement of Additional Information with respect to any defaulted obligations held by the Portfolio.


SHORT-TERM TRADING
    The Portfolio may sell securities in anticipation of a market decline (a rise in interest rates) or purchase and later sell securities in anticipation of a market rise (a decline in interest rates). In addition, a security may be sold and another purchased at approximately the same time to take advantage of what the Portfolio believes to be a temporary disparity in the normal yield relationship between the two securities. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for or supply of various types of municipal obligations or changes in the investment objectives of investors. Such trading may be expected to increase the portfolio turnover rate, which may increase capital gains and the expenses incurred in connection with such trading. The Portfolio anticipates that its annual portfolio turnover rate will generally not exceed 100% (excluding turnover of securities having a maturity of one year or less). A 100% annual turnover rate would occur, for example, if all the securities held by the Portfolio were replaced once in a period of one year. A high turnover rate (100% or more) necessarily involves greater expenses to the Portfolio. The Portfolio engages in portfolio trading (including short-term trading) if it believes that a transaction including all costs will help in achieving its investment objective.


WHEN ISSUED SECURITIES
    New issues of municipal obligations are sometimes offered on a "when-issued" basis, that is, delivery and payment for the securities normally taking place within a specified number of days after the date of the Portfolio's commitment and are subject to certain conditions such as the issuance of satisfactory legal opinions. The Portfolio may also purchase securities on a when-issued basis pursuant to refunding contracts in connection with the refinancing of an issuer's outstanding indebtedness. Refunding contracts generally require the issuer to sell and the Portfolio to buy such securities on a settlement date that could be several months or several years in the future.

    The Portfolio will make commitments to purchase when-issued securities only with the intention of actually acquiring the securities, but may sell such securities before the settlement date if it is deemed advisable as a matter of investment strategy. The payment obligation and the interest rate that will be received on the securities are fixed at the time the Portfolio enters into the purchase commitment. The Portfolio's custodian will segregate cash or high grade liquid debt securities in a separate account of the Portfolio in an amount at least equal to the when-issued commitments. If the value of the securities placed in the separate account declines, additional cash or high grade liquid debt securities will be placed in the account on a daily basis so that the value of the account will at least equal the amount of the Portfolio's when-issued commitments. When the Portfolio commits to purchase a security on a when-issued basis it records the transaction and reflects the value of the security in determining its net asset value. Securities purchased on a when-issued basis and the securities held by the Portfolio are subject to changes in value based upon the perception of the creditworthiness of the issuer and changes in the level of interest rates (i.e. appreciation when interest rates decline and depreciation when interest rates rise). Therefore, to the extent that the Portfolio remains substantially fully invested at the same time that it has purchased securities on a when- issued basis, there will be greater fluctuations in the Portfolio's net asset value than if it solely set aside cash to pay for when-issued securities.


VARIABLE RATE OBLIGATIONS
    The Portfolio may purchase variable rate obligations. Variable rate instruments provide for adjustments in the interest rate at specified intervals (weekly, monthly, semi-annually, etc.). The revised rates are usually set at the issuer's discretion, in which case the investor normally enjoys the right to "put" the security back to the issuer or his agent. Rate revisions may alternatively be determined by formula or in some other contractual fashion. Variable rate obligations normally provide that the holder can demand payment of the obligation on short notice at par with accrued interest and are frequently secured by letters of credit or other credit support arrangements provided by banks. To the extent that such letters of credit or other arrangements constitute an unconditional guarantee of the issuer's obligations, a bank may be treated as the issuer of a security for the purpose of complying with the diversification requirements set forth in Section 5(b) of the 1940 Act and Rule 5b-2 thereunder. The Portfolio would anticipate using these obligations as cash equivalents pending longer term investment of its funds.


REDEMPTION, DEMAND AND PUT FEATURES
    Most municipal bonds have a fixed final maturity date. However, it is commonplace for the issuer to reserve the right to call the bond earlier. Also, some bonds may have "put" or "demand" features that allow early redemption by the bondholder. Interest income generated by certain bonds having demand features may not qualify as tax-exempt interest. Longer term fixed-rate bonds may give the holder a right to request redemption at certain times (often annually after the lapse of an intermediate term). These bonds are more defensive than conventional long term bonds (protecting to some degree against a rise in interest rates) while providing greater opportunity than comparable intermediate term bonds, because the Portfolio may retain the bond if interest rates decline. By acquiring these kinds of obligations the Portfolio obtains the contractual right to require the issuer of the security or some other person (other than a broker or dealer) to purchase the security at an agreed upon price, which right is contained in the obligation itself rather than in a separate agreement with the seller or some other person. Since this right is assignable with the security, which is readily marketable and valued in the customary manner, the Portfolio will not assign any separate value to such right.

LIQUIDITY AND PROTECTIVE PUT OPTIONS
    The Portfolio may also enter into a separate agreement with the seller of the security or some other person granting the Portfolio the right to put the security to the seller thereof or the other person at an agreed upon price. The Portfolio intends to limit this type of transaction to institutions (such as banks or securities dealers) which the Investment Adviser believes present minimal credit risks and would engage in this type of transaction to facilitate portfolio liquidity or (if the seller so agrees) to hedge against rising interest rates. There is no assurance that this kind of put option will be available to the Portfolio or that selling institutions will be willing to permit the Portfolio to exercise a put to hedge against rising interest rates. A separate put option may not be marketable or otherwise assignable, and sale of the security to a third party or lapse of time with the put unexercised may terminate the right to exercise the put. The Portfolio does not expect to assign any value to any separate put option which may be acquired to facilitate portfolio liquidity, inasmuch as the value (if any) of the put will be reflected in the value assigned to the associated security; any put acquired for hedging purposes would be valued in good faith under methods or procedures established by the Trustees of the Portfolio after consideration of all relevant factors, including its expiration date, the price volatility of the associated security, the difference between the market price of the associated security and the exercise price of the put, the creditworthiness of the issuer of the put and the market prices of comparable put options. Interest income generated by certain bonds having put features may not qualify as tax-exempt interest.


SECURITIES LENDING
    The Portfolio may seek to increase its income by lending portfolio securities to broker-dealers or other institutional borrowers. Under present regulatory policies of the Commission, such loans are required to be secured continuously by collateral in cash, cash equivalents or U.S. Government securities held by the Portfolio's custodian and maintained on a current basis at an amount at least equal to the market value of the securities loaned, which will be marked to market daily. Cash equivalents include short-term municipal obligations as well as taxable certificates of deposit, commercial paper and other short-term money market instruments. The Portfolio would have the right to call a loan and obtain the securities loaned at any time on up to five business days' notice. During the existence of a loan, the Portfolio will continue to receive the equivalent of the interest paid by the issuer on the securities loaned and will also receive a fee, or all or a portion of the interest on investment of the collateral, if any. However, the Portfolio may pay lending fees to such borrowers. The Portfolio would not have the right to vote any securities having voting rights during the existence of the loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. However, the loans will be made only to organizations deemed by the Portfolio's management to be of good standing and when, in the judgment of the Portfolio's management, the consideration which can be earned from securities loans of this type justifies the attendant risk. Distributions by the Fund of any income realized by the Portfolio from securities loans will be taxable. If the management of the Portfolio decides to make securities loans, it is intended that the value of the securities loaned would not exceed 30% of the Portfolio's total assets. The Portfolio has no present intention of engaging in securities lending.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS
    A change in the level of interest rates may affect the value of the securities held by the Portfolio (or of securities that the Portfolio expects to purchase). To hedge against changes in rates, the Portfolio may enter into (i) futures contracts for the purchase or sale of debt securities, (ii) futures contracts on securities indices and (iii) futures contracts on other financial instruments and indices. All futures contracts entered into by the Portfolio are traded on exchanges or boards of trade that are licensed and regulated by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant exchange. The Portfolio may purchase and write call and put options on futures contracts which are traded on a United States exchange or board of trade. The Portfolio will be required, in connection with transactions in futures contracts and the writing of options on futures, to make margin deposits, which will be held by the Portfolio's custodian for the benefit of the futures commission merchant through whom the Portfolio engages in such futures and options transactions.

    Some futures contracts and options thereon may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit transactions in an exchange-traded instrument, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Portfolio from closing out positions and limiting its losses.


    The Portfolio will engage in futures and related options transactions only for bona fide hedging purposes as defined in or permitted by CFTC regulations. The Portfolio will determine that the price fluctuations in the futures contracts and options on futures are substantially related to price fluctuations in securities held by the Portfolio or which it expects to purchase. The Portfolio's futures transactions will be entered into for traditional hedging purposes -- that is, futures contracts will be sold to protect against a decline in the price of securities that the Portfolio owns, or futures contracts will be purchased to protect the Portfolio against an increase in the price of securities it intends to purchase. As evidence of this hedging intent, the Portfolio expects that on 75% or more of the occasions on which it takes a long futures (or option) position (involving the purchase of futures contracts), the Portfolio will have purchased, or will be in the process of purchasing, equivalent amounts of related securities in the cash market at the time when the futures (or option) position is closed out. However, in particular cases, when it is economically advantageous for the Portfolio to do so, a long futures position may be terminated (or an option may expire) without the corresponding purchase of securities. The Portfolio will engage in transactions in futures and related options contracts only to the extent such transactions are consistent with the requirements of the Internal Revenue Code for maintaining qualification of the Fund as a regulated investment company for Federal income tax purposes (see "Taxes").


    Transactions using futures contracts and options (other than options that the Portfolio has purchased) expose the Portfolio to an obligation to another party. The Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities or other options or futures contracts or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. The Portfolio will comply with Commission guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash, U.S. Government securities or other liquid, high-grade debt securities in a segregated account with its custodian in the prescribed amount.

    Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding futures contract or option is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Portfolio's assets to cover or segregated accounts could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

                           INVESTMENT RESTRICTIONS
    The following investment restrictions of the Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, which as used in this SAI means the lesser of (a) 67% of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the shares are present or represented at the meeting or (b) more than 50% of the shares of the Fund. Accordingly, the Fund may not:


    (1) Borrow money or issue senior securities except as permitted by the Investment Company Act of 1940;

    (2) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). The deposit or payment by the Fund of initial or maintenance margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin;

    (3) Underwrite or participate in the marketing of securities of others, except insofar as it may technically be deemed to be an underwriter in selling a portfolio security under circumstances which may require the registration of the same under the Securities Act of 1933;

    (4) Purchase or sell real estate, (including limited partnership interests in real estate, but excluding readily marketable interests in real estate investment trusts or readily marketable securities of companies which invest or deal in real estate or securities which are secured by real estate);

    (5) Purchase or sell physical commodities or contracts for the purchase or sale of physical commodities; or

    (6) Make loans to any person except by (a) the acquisition of debt instruments and making portfolio investments, (b) entering into repurchase agreements and (c) lending portfolio securities.

    Notwithstanding the investment policies and restrictions of the Fund; the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.


    The Portfolio has adopted substantially the same fundamental investment restrictions as the foregoing investment restrictions adopted by the Fund; such restrictions cannot be changed without the approval of a "majority of the outstanding voting securities" of the Portfolio, which as used in this SAI means the lesser of (a) 67% of the outstanding voting securities of the Portfolio present or represented by proxy at a meeting if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented at the meeting or (b) more than 50% of the outstanding voting securities of the Portfolio. The term "voting securities" as used in this paragraph has the same meaning as in the 1940 Act. Whenever the Trust is requested to vote on a change in the fundamental investment restrictions of the Portfolio (or the Portfolio's 80% investment policy with respect to State obligations described in the Fund's current Prospectus), the Trust will hold a meeting of Fund shareholders and will cast its vote as instructed by the shareholders.

    The Fund and the Portfolio have adopted the following investment policies which may be changed by the Trust with respect to the Fund without approval by the Fund's shareholders or by the Portfolio with respect to the Portfolio without approval by the Fund or its other investors. As a matter of nonfundamental policy, the Fund and the Portfolio will not: (a) engage in options, futures or forward transactions if more than 5% of its net assets, as measured by the aggregate of the premiums paid by the Fund or the Portfolio, would be so invested; (b) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short and unless not more than 25% of the Fund's net assets (taken at current value) is held as collateral for such sales at any one time. (The Fund will make such sales only for the purpose of deferring realization of gain or loss for federal income tax purposes; (c) invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees of the Trust or the Portfolio, or its delegate, determines to be liquid; (d) purchase or retain in its portfolio any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Trust or the Portfolio or is a member, officer, director or trustee of any investment adviser of the Trust or the Portfolio, if after the purchase of the securities of such issuer by the Fund or the Portfolio one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities or both (all taken at market value) of such issuer and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities or both (all taken at market value); or (e) purchase oil, gas or other mineral leases or purchase partnership interests in oil, gas or other mineral exploration or development programs.


    For purposes of the Portfolio's investment restrictions, the determination of the "issuer" of a municipal obligation which is not a general obligation bond will be made by the Portfolio's Investment Adviser on the basis of the characteristics of the obligation and other relevant factors, the most significant of which is the source of funds committed to meeting interest and principal payments of such obligations.

    In order to permit the sale of shares of the Fund in certain states, the Fund may make commitments more restrictive than the policies described above. Should the Fund determine that any such commitment is no longer in the best interest of the Fund and its shareholders, it will revoke the commitment by terminating sales of its shares in the state(s) involved.


                            TRUSTEES AND OFFICERS
    The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Unless otherwise noted, the business address of each Trustee and officer is 24 Federal Street, Boston, Massachusetts 02110, which is also the address of the Portfolio's investment adviser, Boston Management and Research ("BMR"), a wholly-owned subsidiary of Eaton Vance Management ("Eaton Vance"); of Eaton Vance's parent, Eaton Vance Corp. ("EVC"); and of BMR's and Eaton Vance's trustee, Eaton Vance, Inc. ("EV"). Eaton Vance and EV are both wholly-owned subsidiaries of EVC. Those Trustees who are "interested persons" of the Trust, the Portfolio, BMR, Eaton Vance, EVC or EV, as defined in the 1940 Act, by virtue of their affiliation with any one or more of the Trust, the Portfolio, BMR, Eaton Vance, EVC or EV, are indicated by an asterisk(*).


                   TRUSTEES OF THE TRUST AND THE PORTFOLIO
DONALD R. DWIGHT (64), Trustee
President of Dwight Partners, Inc. (a corporate relations and communications company) founded in 1988; Chairman of the Board of Newspapers of New England, Inc., since 1983. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: Clover Mill Lane, Lyme, New Hampshire 03768

JAMES B. HAWKES (54), Vice President and Trustee*
Executive Vice President of BMR, Eaton Vance, EVC and EV, and a Director of EVC and EV. Director, Trustee and officer of various investment companies managed by Eaton Vance or BMR.

SAMUEL L. HAYES, III (60), Trustee
Jacob H. Schiff Professor of Investment Banking, Harvard University Graduate
  School of Business Administration. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: Harvard University Graduate School of Business Administration,
  Soldiers Field Road, Boston, Massachusetts 02134


NORTON H. REAMER (60), Trustee
President and Director, United Asset Management Corporation, a holding company owning institutional investment management firms. Chairman, President and Director, UAM Funds (mutual funds). Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: One International Place, Boston, Massachusetts 02110


JOHN L. THORNDIKE (69), Trustee
Director, Fiduciary Company Incorporated, Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: 175 Federal Street, Boston, Massachusetts 02110

JACK L. TREYNOR (65), Trustee
Investment Adviser and Consultant. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: 504 Via Almar, Palos Verdes Estates, California 90274

                   OFFICERS OF THE TRUST AND THE PORTFOLIO
THOMAS J. FETTER (52), President
Vice President of BMR, Eaton Vance and EV. Mr. Fetter was elected a Vice
  President of the Trust on December 17, 1990 and President of the Trust and the Portfolio on December 13, 1993. Officer of various investment companies managed by Eaton Vance or BMR.

ROBERT B. MACINTOSH (38), Vice President
Vice President of BMR since August 11, 1992, and of Eaton Vance and EV, and an employee of Eaton Vance since March 8, 1991. Fidelity Investments -- Portfolio Manager (1986-1991). Officer of various investment companies managed by Eaton Vance or BMR. Mr. MacIntosh was elected Vice President of the Trust on March 22, 1993.

JAMES L. O'CONNOR (50), Treasurer
Vice President of BMR, Eaton Vance and EV. Officer of various investment companies managed by Eaton Vance or BMR.

THOMAS OTIS (64), Secretary
Vice President and Secretary of BMR, Eaton Vance, EVC and EV. Officer of various investment companies managed by Eaton Vance or BMR.

JANET E. SANDERS (60), Assistant Secretary
Vice President of BMR, Eaton Vance and EV. Officer of various investment companies managed by Eaton Vance or BMR.

A. JOHN MURPHY (32), Assistant Secretary
Assistant Vice President of BMR, Eaton Vance and EV since March 1, 1994;
  employee of Eaton Vance since March 1993. Officer of various investment companies managed by Eaton Vance or BMR. State Regulations Supervisor, The Boston Company (1991-1993) and Registration Specialist, Fidelity Management & Research Co. (1986-1991). Mr. Murphy was elected Assistant Secretary of the Trust and the Portfolio on March 27, 1995.


ERIC G. WOODBURY (38), Assistant Secretary
Vice President of Eaton Vance since February 1993; formerly, associate at
  Dechert, Price & Rhoads and Gaston & Snow. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Woodubury was elected Assistant Secretary on June 19, 1995.

    For any additional officers of the Portfolio, see "Additional Officer Information" in the Fund's Part II.


    Messrs. Thorndike (Chairman), Hayes and Reamer are members of the Special Committee of the Board of Trustees of the Trust and of the Portfolio. The Special Committee's functions include a continuous review of the Fund's contractual relationship with the Administrator on behalf of the Fund and the Portfolio's contractual relationship with the Investment Adviser, making recommendations to the Trustees regarding the compensation of those Trustees who are not members of the Eaton Vance organization, and making recommendations to the Trustees regarding candidates to fill vacancies, as and when they occur, in the ranks of those Trustees who are not "interested persons" of the Trust, the Portfolio, or the Eaton Vance organization.

    Messrs. Treynor (Chairman) and Dwight are members of the Audit Committee of the Board of Trustees of the Trust and of the Portfolio. The Audit Committee's functions include making recommendations to the Trustees regarding the selection of the independent certified public accountants, and reviewing with such accountants and the Treasurer of the Trust and of the Portfolio matters relative to accounting and auditing practices and procedures, accounting records, internal accounting controls, and the functions performed by the custodian and transfer agent of the Fund and of the Portfolio.

    Trustees of the Portfolio who are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the "Plan"). Under the Plan, an eligible Trustee may elect to have his deferred fees invested by the Portfolio in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Plan will be determined based upon the performance of such investments. Deferral of Trustees' fees in accordance with the Plan will have a negligible effect on the Portfolio's assets, liabilities, and net income per share, and will not obligate the Portfolio to retain the services of any Trustee or obligate the Portfolio to pay any particular level of compensation to the Trustee.

    The fees and expenses of those Trustees of the Trust and the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. For the compensation earned by the noninterested Trustees of the Trust and the Portfolio, see "Fees and Expenses" in the Fund's Part II of this Statement of Additional Information.


                     INVESTMENT ADVISER AND ADMINISTRATOR
    The Portfolio engages BMR as investment adviser pursuant to an Investment Advisory Agreement. BMR or Eaton Vance acts as investment adviser to investment companies and various individual and institutional clients with combined assets under management of approximately $16 billion.


    Eaton Vance, its affiliates and its predecessor companies have been managing assets of individuals and institutions since 1924 and managing investment companies since 1931. They maintain a large staff of experienced fixed-income and equity investment professionals to service the needs of their clients. The fixed-income division focuses on all kinds of taxable investment- grade and high-yield securities, tax-exempt investment-grade and high-yield securities, and U.S. Government securities. The equity division covers stocks ranging from blue chip to emerging growth companies.

    Eaton Vance offers single-state tax-free portfolios in more states than any other sponsor of mutual funds. There are 30 long-term state portfolios, 5 national portfolios and 12 limited maturity portfolios. A staff of 32 is responsible for the day-to-day management of over 3,500 issues in 46 mutual fund portfolios. Assets managed by the municipal investment group are currently over $9.1 billion. The following persons manage one or more of the Eaton Vance tax-free portfolios. For the identity of the Portfolio's portfolio manager, see the Prospectus.

    Nicole Anderes is a Vice President of Eaton Vance and BMR. Ms. Anderes graduated from Brown University with a B.A. in Women's Studies/Economics. She has been an active member of MAGNY/National Federation of Municipal Analysts, the Public Securities Association and the Municipal Forum, and served as the General Secretary of MAGNY from 1992 to 1993.

    Timothy T. Browse is a Vice President of Eaton Vance and BMR. Mr. Browse graduated from St. Lawrence University in 1981 and received his M.B.A. degree from Boston University in 1990.

    Cynthia J. Clemson is a Vice President of Eaton Vance and BMR. Ms. Clemson graduated from Mount Holyoke College with a B.A. in 1985 and received her M.B.A., cum laude, from Boston University in 1990. She is a member of the Boston Municipal Analysts Forum, the Boston Securities Analyst Society and the Financial Analysts Federation.

    Thomas J. Fetter is a Vice President of Eaton Vance and BMR, and Director of Municipal Investments. Mr. Fetter graduated with a degree in Business Administration from Kent State University. He is a Chartered Financial Analyst and member of the Boston Security Analysts Society. He is also a member of the Boston Municipal Analysts Forum.


    Robert B. MacIntosh is a Vice President of Eaton Vance and the portfolio manager of single-state, tax-exempt funds in five states: Hawaii, Louisiana, Massachusetts, New Jersey and North Carolina. He also serves as economic spokesman for the Eaton Vance organization.

    Thomas M. Metzold is a Vice President of Eaton Vance and BMR. He is a Chartered Financial Analyst and a member of the Boston Security Analysts Society, the Association for Investment Management & Research, the Boston Municipal Analysts Forum, and the National Federation of Municipal Analysts.


    David C. Reilly is a Vice President of Eaton Vance and BMR. Mr. Reilly, a Chartered Financial Analyst, received a B.S. from Skidmore College. He is a member and former President of the Boston Municipal Analysts Forum. He also holds memberships in the Boston Securities Analysts Society and the Financial Analysts Federation.

    BMR manages the investments and affairs of the Portfolio subject to the supervision of the Portfolio's Board of Trustees. BMR furnishes to the Portfolio investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by the Portfolio and what portion, if any, of the Portfolio's assets will be held uninvested. The Investment Advisory Agreement requires BMR to pay the salaries and fees of all officers and Trustees of the Portfolio who are members of the BMR organization and all personnel of BMR performing services relating to research and investment activities. The Portfolio is responsible for all expenses not expressly stated to be payable by BMR under the Investment Advisory Agreement, including, without implied limitation, (i) expenses of maintaining the Portfolio and continuing its existence, (ii) registration of the Portfolio under the 1940 Act, (iii) commissions, fees and other expenses connected with the acquisition, holding and disposition of securities and other investments, (iv) auditing, accounting and legal expenses, (v) taxes and interest, (vi) governmental fees, (vii) expenses of issue, sale and redemption of interests in the Portfolio, (viii) expenses of registering and qualifying the Portfolio and interests in the Portfolio under Federal and state securities laws and of preparing and printing registration statements or other offering statements or memoranda for such purposes and for distributing the same to investors, and fees and expenses of registering and maintaining registrations of the Portfolio and of the Portfolio's placement agent as broker-dealer or agent under state securities laws, (ix) expenses of reports and notices to investors and of meetings of investors and proxy solicitations therefor, (x) expenses of reports to governmental officers and commissions, (xi) insurance expenses, (xii) association membership dues, (xiii) fees, expenses and disbursements of custodians and subcustodians for all services to the Portfolio (including without limitation safekeeping of funds, securities and other investments, keeping of books, accounts and records, and determination of net asset values, book capital account balances and tax capital account balances), (xiv) fees, expenses and disbursements of transfer agents, dividend disbursing agents, investor servicing agents and registrars for all services to the Portfolio, (xv) expenses for servicing the accounts of investors, (xvi) any direct charges to investors approved by the Trustees of the Portfolio, (xvii) compensation and expenses of Trustees of the Portfolio who are not members of BMR's organization, and (xviii) such non-recurring items as may arise, including expenses incurred in connection with litigation, proceedings and claims and the obligation of the Portfolio to indemnify its Trustees, officers and investors with respect thereto.


    For a description of the compensation that the Portfolio pays BMR under the Investment Advisory Agreement, see the Fund's current Prospectus. For additional information about the Investment Advisory Agreement, including the net assets of the Portfolio and the investment advisory fees that the Portfolio paid BMR under the Investment Advisory Agreement, see "Fees and Expenses" in the Fund's Part II.


    A commitment may be made to a state securities authority that Eaton Vance will take certain actions, if necessary, so that the Fund's expenses will not exceed expense limitation requirements of such state. The commitment may be amended or rescinded by Eaton Vance in response to changes in the requirements of the state or for other reasons.

    The Investment Advisory Agreement with BMR may be continued indefinitely so long as such continuance is approved at least annually (i) by the vote of a majority of the Trustees of the Portfolio who are not interested persons of the Portfolio or of BMR cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Portfolio or by vote of a majority of the outstanding voting securities of the Portfolio. The Agreement may be terminated at any time without penalty on sixty
(60) days' written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of the Portfolio, and the Agreement will terminate automatically in the event of its assignment. The Agreement provides that BMR may render services to others and engage in other business activities and may permit other fund clients and other corporations and organizations to use the words "Eaton Vance" or "Boston Management and Research" in their names. The Agreement also provides that BMR shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under that Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.


    As indicated in the Prospectus, Eaton Vance serves as Administrator of the Fund, but currently receives no compensation for providing administrative services to the Fund. Under its agreement with the Fund, Eaton Vance has been engaged to administer the Fund's affairs, subject to the supervision of the Trustees of the Trust, and shall furnish for the use of the Fund office space and all necessary office facilities, equipment and personnel for administering the affairs of the Fund. For additional information about the Administrator, see "Fees and Expenses" in the Fund's Part II.


    The Fund pays all of its own expenses including, without limitation, (i) expenses of maintaining the Fund and continuing its existence, (ii) its pro rata share of registration of the Trust under the 1940 Act, (iii) commissions, fees and other expenses connected with the purchase or sale of securities and other investments, (iv) auditing, accounting and legal expenses, (v) taxes and interest, (vi) governmental fees, (vii) expenses of issue, sale, repurchase and redemption of shares, (viii) expenses of registering and qualifying the Fund and its shares under federal and state securities laws and of preparing and printing prospectuses for such purposes and for distributing the same to shareholders and investors, and fees and expenses of registering and maintaining registrations of the Fund and of the Fund's principal underwriter, if any, as broker-dealer or agent under state securities laws, (ix) expenses of reports and notices to shareholders and of meetings of shareholders and proxy solicitations therefor,
(x) expenses of reports to governmental officers and commissions, (xi) insurance expenses, (xii) association membership dues, (xiii) fees, expenses and disbursements of custodians and subcustodians for all services to the Fund (including without limitation safekeeping of funds, securities and other investments, keeping of books and accounts and determination of net asset values), (xiv) fees, expenses and disbursements of transfer agents, dividend disbursing agents, shareholder servicing agents and registrars for all services to the Fund, (xv) expenses for servicing shareholder accounts, (xvi) any direct charges to shareholders approved by the Trustees of the Trust, (xvii) compensation and expenses of Trustees of the Trust who are not members of the Eaton Vance organization, and (xviii) such non-recurring items as may arise, including expenses incurred in connection with litigation, proceedings and claims and the obligation of the Trust to indemnify its Trustees and officers with respect thereto.

    BMR is a wholly-owned subsidiary of Eaton Vance. Eaton Vance and EV are both wholly-owned subsidiaries of EVC. BMR and Eaton Vance are both Massachusetts business trusts, and EV is the trustee of BMR and Eaton Vance. The Directors of EV are Landon T. Clay, H. Day Brigham, Jr., M. Dozier Gardner, James B. Hawkes and Benjamin A. Rowland, Jr. The Directors of EVC consist of the same persons and John G. L. Cabot and Ralph Z. Sorenson. Mr. Clay is chairman and Mr. Gardner is president and chief executive officer of EVC, BMR, Eaton Vance and EV. All of the issued and outstanding shares of Eaton Vance and EV are owned by EVC. All of the issued and outstanding shares of BMR are owned by Eaton Vance. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, which expires on December 31, 1996, the Voting Trustees of which are Messrs. Clay, Brigham, Gardner, Hawkes and Rowland. The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of BMR and Eaton Vance who are also officers and Directors of EVC and EV. As of October 31, 1995, Messrs. Clay, Gardner and Hawkes each owned 24% of such voting trust receipts, and Messrs. Rowland and Brigham owned 15% and 13%, respectively, of such voting trust receipts. Messrs. Hawkes and Otis are officers or Trustees of the Trust and the Portfolio and are members of the EVC, BMR, Eaton Vance and EV organizations. Messrs. Browse, Fetter, MacIntosh, Metzold, Murphy, O'Connor, Reilly and Woodbury and Ms. Anderes, Ms. Clemson and Ms. Sanders are officers of the Trust and/or the Portfolio and are also members of the BMR, Eaton Vance and EV organizations. BMR will receive the fees paid under the Investment Advisory Agreement.


    EVC owns all of the stock of Energex Energy Corporation, which engages in oil and gas operations. In addition, Eaton Vance owns all of the stock of Northeast Properties, Inc., which is engaged in real estate investment, consulting and management. EVC owns all of the stock of Fulcrum Management, Inc. and MinVen Inc., which are engaged in the development of precious metal properties. EVC also owns 24% of the Class A shares of Lloyd George Management (B.V.I.) Limited, a registered investment adviser. EVC, BMR, Eaton Vance and EV may also enter into other businesses.


    EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including the custodian of the Fund and the Portfolio, Investors Bank & Trust Company. It is Eaton Vance's opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between the Fund or the Portfolio and such banks.


                                  CUSTODIAN
    Investors Bank & Trust Company ("IBT"), 24 Federal Street, Boston, Massachusetts, acts as custodian for the Fund and the Portfolio. IBT has the custody of all cash and securities representing the Fund's interest in the Portfolio, has custody of all the Portfolio's assets, maintains the general ledger of the Portfolio and the Fund, and computes the daily net asset value of interests in the Portfolio and the net asset value of shares of the Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the Portfolio's investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Fund and the Portfolio. IBT charges fees which are competitive within the industry. A portion of the fee relates to custody, bookkeeping and valuation services and is based upon a percentage of Fund and Portfolio net assets and a portion of the fee relates to activity charges, primarily the number of portfolio transactions. These fees are then reduced by a credit for cash balances of the particular investment company at the custodian equal to 75% of the 91-day, U.S. Treasury Bill auction rate applied to the particular investment company's average daily collected balances for the week. Landon T. Clay, a Director of EVC and an officer, Trustee or Director of other entities in the Eaton Vance organization, owns approximately 13% of the voting stock of Investors Financial Services Corp., the holding company parent of IBT. Management believes that such ownership does not create an affiliated person relationship between the Fund or the Portfolio and IBT under the Investment Company Act of 1940. For the custody fees that the Portfolio and the Fund paid to IBT, see "Fees and Expenses" in the Fund's Part II of this Statement of Additional Information.

                          SERVICES FOR ACCUMULATION
    The following services (which will become available on February 1, 1996) are voluntary, involve no extra charge, other than the sales charge included in the offering price, and may be changed or discontinued without penalty at any time.

    INTENDED QUANTITY INVESTMENT -- STATEMENT OF INTENTION. If it is anticipated that $50,000 or more of Fund shares and shares of the other continuously offered open-end funds listed under "The Eaton Vance Exchange Privilege" in the current Prospectus of the Fund will be purchased within a 13-month period, a Statement of Intention should be signed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares held under Right of Accumulation (see below) as of the date of the Statement will be included toward the completion of the Statement. The Statement authorizes the Transfer Agent to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. Execution of a Statement does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement, and should the amount actually purchased during the 13-month period be more or less than that indicated on the Statement, price adjustments will be made. For sales charges and other information on quantity purchases, see "How to Buy Fund Shares" in the Fund's current Prospectus. Any investor considering signing a Statement of Intention should read it carefully.

    RIGHT OF ACCUMULATION -- CUMULATIVE QUANTITY DISCOUNT. The applicable sales charge level for the purchase of Fund shares is calculated by taking the dollar amount of the current purchase and adding it to the value (calculated at the maximum current offering price) of the shares the shareholder owns in his account(s) in the Fund and in the other continuously offered open-end funds listed under "The Eaton Vance Exchange Privilege" in the current Prospectus of the Fund for which Eaton Vance acts as investment adviser or administrator at the time of purchase. The sales charge on the shares being purchased will then be at the rate applicable to the aggregate. For example, if the shareholder owned shares valued at $30,000 in EV Traditional California Municipals Fund, and purchased an additional $20,000 of Fund shares, the sales charge for the $20,000 purchase would be at the rate of 2.75% of the offering price (2.83% of the net amount invested) which is the rate applicable to single transactions of $50,000. For sales charges on quantity purchases, see "How to Buy Fund Shares" in the Fund's current Prospectus. Shares purchased (i) by an individual, his or her spouse and their children under the age of twenty-one, and (ii) by a trustee, guardian or other fiduciary of a single trust estate or a single fiduciary account, will be combined for the purpose of determining whether a purchase will qualify for the Right of Accumulation and if qualifying, the applicable sales charge level.

    For any such discount to be made available, at the time of purchase a purchaser or his or her financial service firm ("Authorized Firm") must provide Eaton Vance Distributors, Inc. (the "Principal Underwriter") (in the case of a purchase made through an Authorized Firm) or the Transfer Agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The Right of Accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.


                            SERVICE FOR WITHDRAWAL
    By a standard agreement, the Trust's Transfer Agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder (see "Eaton Vance Shareholder Services -- Withdrawal Plan" in the Fund's current Prospectus) based upon the value of the shares held. The checks will be drawn from share redemptions and hence, are a return of principal. Income dividends and capital gains distributions in connection with withdrawal accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices.


    To use this service, at least $5,000 in cash or shares at the public offering price (i.e., net asset value plus, after February 1, 1996, the applicable sales charge) will have to be deposited with the Transfer Agent. The maintenance of a withdrawal plan concurrently with purchases of additional Fund shares would be disadvantageous because of the sales charge included in such purchases made after February 1, 1996. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the Transfer Agent or the Principal Underwriter will be able to terminate the withdrawal plan at any time without penalty.


                       DETERMINATION OF NET ASSET VALUE
    The net asset value of the shares of the Fund is determined by IBT (as agent and custodian for the Fund) in the manner described under "Valuing Fund Shares" in the Fund's current prospectus. The net asset value of the Portfolio is also computed by IBT (as agent and custodian for the Portfolio) by subtracting the liabilities of the Portfolio from the value of its total assets. Inasmuch as the market for municipal obligations is a dealer market with no central trading location or continuous quotation system, it is not feasible to obtain last transaction prices for most municipal obligations held by the Portfolio, and such obligations, including those purchased on a when- issued basis, will normally be valued on the basis of valuations furnished by a pricing service. The pricing services uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, various relationships between securities, and yield to maturity in determining value. Taxable obligations for which price quotations are readily available normally will be valued at the mean between the latest available bid and asked prices. Open futures positions on debt securities are valued at the most recent settlement prices, unless such price does not reflect the fair value of the contract, in which case the positions will be valued by or at the direction of the Trustees of the Portfolio. Other assets are valued at fair value using methods determined in good faith by the Trustees of the Portfolio. The Fund and the Portfolio will be closed for business and will not price their respective shares or interests on the following business holidays: New Year's Day, Presidents' Day, Good Friday (a New York Stock Exchange holiday), Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

    Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each day the New York Stock Exchange (the "Exchange") is open for trading ("Portfolio Business Day") as of the close of regular trading on the Exchange (the "Portfolio Valuation Time"). The value of each investor's interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, determined on the prior Portfolio Business Day, which represented that investor's share of the aggregate interests in the Portfolio on such prior day. Any additions or withdrawals for the current Portfolio Business Day will then be recorded. Each investor's percentage of the aggregate interest in the Portfolio will then be recomputed as a percentage equal to a fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio on the current Portfolio Business Day and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investment in the Portfolio on the current Portfolio Business Day by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio for the current Portfolio Business Day.


                            INVESTMENT PERFORMANCE
    Average annual total return is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and dividends and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes the maximum sales charge (which is effective February 1, 1996) is deducted from the initial $1,000 purchase order and that all distributions are reinvested at net asset value on the reinvestment dates during the period. For information concerning the total return of the Fund, see "Performance Information" in the Fund's Part II.

    Yield is computed pursuant to a standardized formula by dividing the net investment income per share earned during a recent thirty-day period by the maximum offering price (which includes the maximum sales charge in effect on February 1, 1996) per share on the last day of the period and annualizing the resulting figure. Net investment income per share is calculated from the yields to maturity of all debt obligations held by the Portfolio based on prescribed methods, reduced by accrued Fund expenses for the period with the resulting number being divided by the average daily number of Fund shares outstanding and entitled to receive dividends during the period. Yield calculations will assume a maximum sales charge equal to 3.75% of the public offering price. A taxable-equivalent yield is computed by dividing the tax-exempt yield by 1 minus a stated rate. For the yield and taxable-equivalent yield of the Fund, see "Performance Information" in the Fund's Part II.

    The Fund may also publish the distribution rate and/or the effective distribution rate. The Fund's distribution rate is computed by dividing the most recent monthly distribution per share annualized, by the current maximum offering price per share. The Fund's effective distribution rate is computed by dividing the distribution rate by the ratio (the days in a year divided by the accrual days of the monthly period) used to annualize the most recent monthly distribution and reinvesting the resulting amount for a full year on the basis of such ratio. The effective distribution rate will be higher than the distribution rate because of the compounding effect of the assumed reinvestment. Investor's should note that the Fund's yield is calculated using a standardized formula, the income component of which is computed from the yields to maturity of all debt obligations held by the Portfolio based on prescribed methods (with all purchases and sales of securities during such period included in the income calculation on a settlement date basis), whereas the distribution rate is based on the Fund's last monthly distribution which tends to be relatively stable and may be more or less than the amount of net investment income and short-term capital gain actually earned by the Fund during the month. See "Distributions and Taxes" in the Fund's current Prospectus. For the Fund's distribution rate and effective distribution rate, see "Performance Information" in the Fund's
Part II.

    The Fund's total return may be compared to relevant indices, such as the Consumer Price Index, the Bond Buyer 25 Revenue Bond Index and the Lehman Brothers Municipal Bond Index, which may be used in advertisements and in information furnished to present or prospective shareholders. The Fund's performance may differ from that of other investors in the Portfolio, including other investment companies.

    The Fund may provide investors with information on municipal bond investing, which may include comparative performance information, evaluations of Fund performance, charts and/or illustrations prepared by independent sources (such as Lipper Analytical Services, CDA/Wiesenberger and Morningstar, Inc.). The Fund may also refer in investor publications to Tax Freedom Day, as computed by the Tax Foundation, Washington, DC 20005, to help illustrate the value of tax free investing, as well as other tax-related information.

    Information, charts and illustrations relating to inflation and the effects of inflation on the dollar may be included in advertisements and other material furnished to present and prospective shareholders. For example, after 10 years, the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465 and $12,100, if the annual rates of inflation during such period were 4%, 5%, 6% and 7%, respectively. (To calculate the purchasing power, the value at the end of each year is reduced by the above inflation rates for 10 consecutive years.)

    Information about portfolio allocation and holdings of the Portfolio at a particular date (including ratings assigned by independent ratings services such as Moody's, S&P and Fitch) may be included in advertisements and other material furnished to present and prospective shareholders. Such information may be stated as a percentage of the Portfolio's bond holdings on such date.

    Comparative information about the yield or distribution rate of the Fund and about average rates of return on certificates of deposit, bank money market deposit accounts, money market mutual funds and other short-term investments may also be included in advertisements, supplemental sales literature or communications of the Fund. Such information may also compare the tax equivalent yield (or value) of the Fund to the after-tax yield (or value) of such other investment vehicles. A bank certificate of deposit, unlike the Fund's shares, pays a fixed rate of interest and entitles the depositor to receive the face amount of the certificate of deposit at maturity. A bank money market deposit account is a form of savings account which pays a variable rate of interest. Unlike the Fund's shares, bank certificates of deposit and bank money market deposit accounts are insured by the Federal Deposit Insurance Corporation. A money market mutual fund is designed to maintain a constant value of $1.00 per share and, thus, a money market fund's shares are subject to less price fluctuation than the Fund's shares.


    The average rates of return of money market mutual funds, certificates of deposit and bank money market deposit accounts referred to in advertisements, supplemental sales literature or communications of the Fund will be based on rates published by the Federal Reserve Bank, Donoghues Money Fund Averages, RateGram or The Wall Street Journal.


    Information used in advertisements and in materials furnished to present and prospective shareholders may include statements or illustrations relating to the appropriateness of types of securities and/or mutual funds which may be employed to meet specific financial goals, such as (1) funding retirement, (2) paying for children's education, and (3) financially supporting aging parents. These three financial goals may be referred to in such advertisements or materials as the "Triple Squeeze."

                                    TAXES
    See "Distributions and Taxes" in the Fund's current Prospectus.

    Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund has elected to be treated, and intends to qualify each year, as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute its net investment income (including tax-exempt income) and net realized capital gains in accordance with the timing requirements imposed by the Code, so as to avoid any federal income or excise tax on the Fund. The Fund so qualified for its fiscal year ended August 31, 1995 (see the Notes to the Financial Statements incorporated by reference in this SAI). Because the Fund invests its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for the Fund to satisfy them. The Portfolio will allocate at least annually among its investors, including the Fund, the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. For purposes of applying the requirements of the Code regarding qualification as a RIC, the Fund will be deemed (i) to own its proportionate share of each of the assets of the Portfolio and (ii) to be entitled to the gross income of the Portfolio attributable to such share.

    In order to avoid federal excise tax, the Code requires that the Fund distribute (or be deemed to have distributed) by December 31 of each calendar year at least 98% of its ordinary income (not including tax-exempt income) for such year, at least 98% of the excess of its realized capital gains over its realized capital losses, generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards, and 100% of any income from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. Under current law, provided that the Fund qualifies as a RIC for federal income tax purposes and the Portfolio is treated as a partnership for Massachusetts and federal tax purposes, neither the Fund nor the Portfolio is liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.


    The Portfolio's investment in zero coupon and certain other securities will cause it to realize income prior to the receipt of cash payments with respect to these securities. Such income will be allocated daily to interests in the Portfolio and, in order to enable the Fund to distribute its proportionate share of this income and avoid a tax payable by the Fund, the Portfolio may be required to liquidate portfolio securities that it might otherwise have continued to hold in order to generate cash that the Fund may withdraw from the Portfolio for subsequent distribution to Fund shareholders.

    Investments in lower-rated or unrated securities may present special tax issues for the Portfolio and hence for the Fund to the extent actual or anticipated defaults may be more likely with respect to such securities. Tax rules are not entirely clear about issues such as when the Portfolio may cease to accrue interest, original issue discount, or market discount; when and to what extent deductions may be taken for bad debts or worthless securities; how payments received on obligations in default should be allocated between principal and income; and whether exchanges of debt obligations in a workout context are taxable.


    Distributions by the Fund of net tax-exempt interest income that are properly designated as "exempt-interest dividends" may be treated by shareholders as interest excludable from gross income under Section 103(a) of the Code. In order for the Fund to be entitled to pay the tax-exempt interest income allocated to it by the Portfolio as exempt-interest dividends to its shareholders, the Fund must and intends to satisfy certain requirements, including the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of obligations the interest on which is exempt from regular federal income tax. For purposes of applying this 50% requirement, the Fund will be deemed to own its proportionate share of each of the assets of the Portfolio, and the Portfolio currently intends to invest its assets in a manner such that the Fund can meet this 50% requirement. Interest on certain municipal obligations is treated as a tax preference item for purposes of the federal alternative minimum tax. Shareholders of the Fund are required to report tax-exempt interest on their federal income tax returns.

    From time to time proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on certain types of municipal obligations, and it can be expected that similar proposals may be introduced in the future. Under federal tax legislation enacted in 1986, the federal income tax exemption for interest on certain municipal obligations was eliminated or restricted. As a result of such legislation, the availability of municipal obligations for investment by the Portfolio and the value of the securities held by the Portfolio may be affected.


    In the course of managing its investments, the Portfolio may realize some short-term and long-term capital gains (and/or losses) as a result of market transactions, including sales of portfolio securities and rights to when- issued securities and options and futures transactions. The Portfolio may also realize taxable income from certain short-term taxable obligations, securities loans, a portion of original issue discount with respect to certain stripped municipal obligations or their stripped coupons, and certain realized accrued market discount. Any distributions by the Fund of its share of such capital gains (after reduction by any capital loss carryforwards) would be taxable to shareholders of the Fund. However, it is expected that such amounts, if any, would normally be insubstantial in relation to the tax exempt interest earned by the Portfolio and allocated to the Fund. Certain distributions of the Fund declared in October, November or December and paid the following January will be taxed to shareholders as if received on December 31 of the year in which they are declared.

    The Portfolio's transactions in options and futures contracts will be subject to special tax rules that may affect the amount, timing and character of Fund distributions to shareholders. For example, certain positions held by the Portfolio on the last business day of each taxable year will be marked to market (i.e., treated as if closed out on such day), and any resulting gain or loss will generally be treated as 60% long-term and 40% short-term capital gain or loss. Certain positions held by the Portfolio that substantially diminish the Portfolio's risk of loss with respect to other positions in its portfolio may constitute "straddles," which are subject to tax rules that may cause deferral of Portfolio losses, adjustments in the holding period of Portfolio securities and conversion of short-term into long-term capital losses. The Portfolio may have to limit its activities in options and futures contracts in order to enable the Fund to maintain its qualification as a RIC.

    Any loss realized upon the sale or exchange of shares of the Fund with a tax holding period of 6 months or less will be treated as a long-term capital loss to the extent of any distribution of net long-term capital gains with respect to such shares. Any loss realized on the sale or exchange of shares which have been held for tax purposes for 6 months or less (or such shorter period as may be prescribed by Treasury regulations) will be disallowed to the extent the shareholder has received tax-exempt interest with respect to such shares. In addition, a loss realized on a redemption of Fund shares will be disallowed to the extent the shareholder acquired other Fund shares within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date.

    Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number and certain required certifications, as well as shareholders with respect to whom the Fund has received notification from the Internal Revenue Service or a broker, may be subject to "backup" withholding of Federal income tax from the Fund's dividends and distributions and the proceeds of redemptions (including repurchases and exchanges), at a rate of 31%. An individual's taxpayer identification number is generally his or her social security number.

    Non-resident alien individuals and certain foreign corporations and other foreign entities generally will be subject to a U.S. withholding tax at a rate of 30% on the Fund's distributions from its ordinary income and the excess of its net short-term capital gain over its net long-term capital loss, unless the tax is reduced or eliminated by an applicable tax treaty. Distributions from the excess of the Fund's net long-term capital gain over its net short-term capital loss received by such shareholders and any gain from the sale or other disposition of shares of the Fund generally will not be subject to U.S. Federal income taxation, provided that non-resident alien status has been certified by the shareholder. Different U.S. tax consequences may result if the shareholder is engaged in a trade or business in the United States, is present in the United States for a sufficient period of time during a taxable year to be treated as a U.S. resident, or fails to provide any required certifications regarding status as a non-resident alien investor. Foreign shareholders should consult their tax advisers regarding the U.S. and foreign tax consequences of an investment in the Fund.

    The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the state, local or foreign tax consequences of investing in the Fund.


                            PRINCIPAL UNDERWRITER
    Under the Distribution Agreement the Principal Underwriter acts as principal in selling shares of the Fund. The expenses of printing copies of prospectuses used to offer shares to Authorized Firms or investors and other selling literature and of advertising are borne by the Principal Underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its shares under federal and state securities laws are borne by the Fund. In addition, until February 1, 1996 the Fund will make payments to the Principal Underwriter pursuant to its Distribution Plan. The Distribution Agreement as in effect on February 1, 1996 is renewable annually by the Trust's Board of Trustees (including a majority of its Trustees who are not interested persons of the Principal Underwriter or Trust), may be terminated on six months' notice by either party and is automatically terminated upon assignment. The Principal Underwriter distributes Fund shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold.

    The Fund has authorized the Principal Underwriter to act as its agent in repurchasing shares at the rate of $2.50 for each repurchase transaction handled by the Principal Underwriter. The Principal Underwriter estimates that the expenses incurred by it in acting as repurchase agent for the Fund will exceed the amounts paid therefor by the Fund. For the amount paid by the Fund to the Principal Underwriter for acting as repurchase agent, see "Fees and Expenses" in the Fund's Part II.

    Commencing February 1, 1996, the public offering price of Fund shares will be the net asset value next computed after receipt of the order, plus, where applicable, a variable percentage (sales charge) depending upon the amount of purchase as indicated by the sales charge table set forth in the Fund's current Prospectus (see "How to Buy Fund Shares"). Such table is applicable to purchases of the Fund alone or in combination with purchases of the other funds offered by the Principal Underwriter, made at a single time by (i) an individual, or an individual, his spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account. The table is also applicable to (1) purchases of Fund shares, alone or in combination with purchases of any of the other funds offered by the Principal Underwriter, through one dealer aggregating $50,000 or more made by any of the persons enumerated above within a thirteen-month period starting with the first purchase pursuant to a written Statement of Intention, in the form provided by the Principal Underwriter, which includes provisions for a price adjustment depending upon the amount actually purchased within such period (a purchase not made pursuant to such Statement may be included thereunder if the Statement is filed within 90 days of such purchase); or (2) purchases of the Fund pursuant to the Right of Accumulation and declared as such at the time of purchase. The Principal Underwriter may allow, upon notice to all Authorized Firms with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. See "How to Buy Fund Shares" in the Fund's current Prospectus for the discount allowed to Authorized Firms on the sale of Fund shares. During periods when the discount includes the full sales charge, such Authorized Firms may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

    Subject to the applicable provisions of the 1940 Act and after February 1, 1996, the Fund may issue shares at net asset value in the event that an investment company (whether a regulated or private investment company or a personal holding company) is merged or consolidated with or acquired by the Fund. Normally no sales charges will be paid in connection with an exchange of Fund shares for the assets of such investment company. Shares may be sold at net asset value to any officer, director, trustee, general partner or employee of the Fund, the Portfolio or any investment company for which Eaton Vance or BMR acts as investment adviser, any investment advisory, agency, custodial or trust account managed or administered by Eaton Vance or by any parent, subsidiary or other affiliate of Eaton Vance, or any officer, director or employee of any parent, subsidiary or other affiliate of Eaton Vance. The terms "officer," "director," "trustee," "general partner" or "employee" as used in this paragraph include any such person's spouse and minor children, and also retired officers, directors, trustees, general partners and employees and their spouses and minor children. Shares of the Fund may also be sold at net asset value to registered representatives and employees of Authorized Firms and to the spouses and children under the age of 21 and beneficial accounts of such persons. The Trust reserves the right to suspend or limit the offering of shares of the Fund to the public at any time.

                                 SERVICE PLAN
    The Trust on behalf of the Fund has adopted a Service Plan (the "Plan") designed to meet the requirements of Rule 12b-1 (the "Rule") under the 1940 Act and the service fee requirements of the revised sales charge rule of the National Association of Securities Dealers, Inc. (Management believes service fee payments are not distribution expenses governed by the Rule, but has chosen to have the Plan approved as if the Rule were applicable.) The following supplements the discussion of the Plan contained in the Fund's Prospectus. The Plan is effective February 1, 1996.

    The Plan remains in effect through April 28, 1996, and from year to year thereafter, provided such continuance is approved by a vote of both a majority of (i) those Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to it (the "Rule 12b-1 Trustees") and (ii) all of the Trustees then in office, cast in person at a meeting (or meetings) called for the purpose of voting on this Plan. The Plan may be terminated any time by vote of the Rule 12b-1 Trustees or by a vote of a majority of the outstanding voting securities of the Fund. Pursuant to such Rule, the Plan has been approved by the Fund's initial sole shareholder (Eaton Vance) and by the Board of Trustees of the Trust, including the Rule 12b-1 Trustees.

    Under the Plan, the President or a Vice President of the Trust shall provide to the Trustees for their review, and the Trustees shall review at least quarterly, a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the payments described herein without approval of the shareholders of the Fund, and all material amendments of the Plan must also be approved by the Trustees of the Trust as prescribed by the Rule. So long as the Plan is in effect, the selection and nomination of Trustees who are not interested persons of the Trust shall be committed to the discretion of the Trustees who are not such interested persons. The Trustees have determined that in their judgment there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders.

    Prior to February 1, 1966, the Fund will make payments pursuant to a Distribution Plan. This Plan authorizes payments of sales commissions and distribution fees to the Principal Underwriter and service fees to the Principal Underwriter and Authorized Firms which may be equivalent, on an aggregate basis during any fiscal year of the Fund, to .95% of the Fund's average daily net assets for such year. (For shares sold prior to January 30, 1995, Plan payments are as follows: the Principal Underwriter pays monthly sales commissions and service fee payments to Authorized Firms equivalent to approximately .75% and
 .20%, respectively, annualized of the assets maintained in the Fund by their customers beginning at the time of sale. No payments were made at the time of sale and there is no contingent deferred sales charge.) For the sales commission and service fee payments made by the Fund and the outstanding Uncovered Distribution Charges of the Principal Underwriter, see "Fees and Expenses -- Distribution Plan" in the Fund's Part II of this SAI. The Fund believes that the combined rate of all these payments may be higher than the rate of payments made under distribution plans adopted by other investment companies pursuant to Rule 12b-1. Although the Principal Underwriter will use its own funds (which may be borrowed from banks) to pay sales commissions at the time of sale, it is anticipated that the Eaton Vance organization will profit by reason of the operation of such Plan through an increase in the Fund's assets (thereby increasing the advisory fee payable to BMR by the Portfolio) resulting from the sale of Fund shares and through the amounts paid to the Principal Underwriter, including contingent deferred sales charges, pursuant to such Plan. The Eaton Vance organization may be considered to have realized a profit under such Plan if at any point in time the aggregate amounts therefore received by the Principal Underwriter pursuant to such Plan and from contingent deferred sales charges have exceeded the total expenses theretofore incurred by such organization in distributing shares of the Fund. Total expenses for this purpose will include an allocable portion of the overhead costs of such organization and its branch offices, which costs will include without limitation leasing expense, depreciation of building and equipment, utilities, communication and postage expense, compensation and benefits of personnel, travel and promotional expense, stationery and supplies, literature and sales aids, interest expense, data processing fees, consulting and temporary help costs, insurance, taxes other than income taxes, legal and auditing expense and other miscellaneous overhead items. Overhead is calculated and allocated for such purpose by the Eaton Vance organization in a manner deemed equitable to the Fund.

    The Distribution Plan provides for the accrual of Uncovered Distribution Charges. In calculating daily the amount of Uncovered Distribution Charges, distribution charges will include the aggregate amount of sales commissions and distribution fees theretofore paid plus the aggregate amount of sales commissions and distribution fees which the Principal Underwriter is entitled to be paid under such Plan since its inception. Payments theretofore paid and payable under the Distribution Plan by the Fund to the Principal Underwriter and contingent deferred sales charges therefore paid or payable to the Principal Underwriter will be subtracted from such distribution charges; if the result of such subtraction is positive, a distribution fee (computed at 1% over the prime rate then reported in The Wall Street Journal) will be computed on such amount and added thereto, with the resulting sum constituting the amount of outstanding Uncovered Distribution Charges with respect to such day. The amount of outstanding Uncovered Distribution Charges of the Principal Underwriter calculated on any day does not constitute a liability recorded on the financial statements of the Fund. The amount of Uncovered Distribution Charges of the Principal Underwriter at any particular time depends upon various changing factors.

    The Distribution Plan provides that the Fund will receive all contingent deferred sales charges paid in connection with redemptions occurring prior to February 1, 1996 and will make no payments to the Principal Underwriter in respect of any day on which there are no outstanding Uncovered Distribution Charges of the Principal Underwriter. Contingent deferred sales charges and accrued amounts will be paid by the Fund to the Principal Underwriter whenever there exist Uncovered Distribution Charges under the Distribution Plan.

                       PORTFOLIO SECURITY TRANSACTIONS
    Decisions concerning the execution of portfolio security transactions, including the selection of the market and the executing firm, are made by BMR. BMR is also responsible for the execution of transactions for all other accounts managed by it.


    BMR places the portfolio security transactions of the Portfolio and of all other accounts managed by it for execution with many firms. BMR uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous to the Portfolio and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, BMR will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the executing firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the reasonableness of the spread or commission, if any. Municipal obligations, including State obligations, purchased and sold by the Portfolio are generally traded in the over-the-counter market on a net basis (i.e., without commission) through broker-dealers and banks acting for their own account rather than as brokers, or otherwise involve transactions directly with the issuer of such obligations. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market for such obligations, and the difference between the bid and asked price is customarily referred to as the spread. The Portfolio may also purchase municipal obligations from underwriters, the cost of which may include undisclosed fees and concessions to the underwriters. While it is anticipated that the Portfolio will not pay significant brokerage commissions in connection with such portfolio security transactions, on occasion it may be necessary or appropriate to purchase or sell a security through a broker on an agency basis, in which case the Portfolio will incur a brokerage commission. Although spreads or commissions on portfolio security transactions will, in the judgment of BMR, be reasonable in relation to the value of the services provided, spreads or commissions exceeding those which another firm might charge may be paid to firms who were selected to execute transactions on behalf of the Portfolio and BMR's other clients for providing brokerage and research services to BMR.

    As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction on behalf of the Portfolio may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if BMR determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided. This determination may be made on the basis of either that particular transaction or on the basis of overall responsibilities which BMR and its affiliates have for accounts over which they exercise investment discretion. In making any such determination, BMR will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the commission should be related to such services. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the "Research Services" referred to in the next paragraph.

    It is a common practice of the investment advisory industry and of the advisers of investment companies, institutions and other investors to receive research, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities ("Research Services") from broker-dealer firms which execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, BMR receives Research Services from many broker-dealer firms with which BMR places the Portfolio transactions and from third parties with which these broker-dealers have arrangements. These Research Services include such matters as general economic and market reviews, industry and company reviews, evaluations of securities and portfolio strategies and transactions and recommendations as to the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by BMR in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to BMR in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The advisory fee paid by the Portfolio is not reduced because BMR receives such Research Services. BMR evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and attempts to allocate sufficient commissions to such firms to ensure the continued receipt of Research Services which BMR believes are useful or of value to it in rendering investment advisory services to its clients.

    Subject to the requirement that BMR shall use its best efforts to seek and execute portfolio security transactions at advantageous prices and at reasonably competitive spreads or commission rates, BMR is authorized to consider as a factor in the selection of any firm with whom portfolio orders may be placed the fact that such firm has sold or is selling shares of the Fund or of other investment companies sponsored by BMR or Eaton Vance. This policy is not inconsistent with a rule of the National Association of Securities Dealers, Inc., which rule provides that no firm which is a member of the Association shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.

    Municipal obligations considered as investments for the Portfolio may also be appropriate for other investment accounts managed by BMR or its affiliates. BMR will attempt to allocate equitably portfolio security transactions among the Portfolio and the portfolios of its other investment accounts purchasing municipal obligations whenever decisions are made to purchase or sell securities by the Portfolio and one or more of such other accounts simultaneously. In making such allocations, the main factors to be considered are the respective investment objectives of the Portfolio and such other accounts, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment by the Portfolio and such accounts, the size of investment commitments generally held by the Portfolio and such accounts and the opinions of the persons responsible for recommending investments to the Portfolio and such accounts. While this procedure could have a detrimental effect on the price or amount of the securities available to the Portfolio from time to time, it is the opinion of the Trustees of the Trust and the Portfolio that the benefits available from the BMR organization outweigh any disadvantage that may arise from exposure to simultaneous transactions. For the brokerage commissions paid by the Portfolio on portfolio transactions, see "Fees and Expenses" in the Fund's Part II.


                              OTHER INFORMATION
    Eaton Vance, pursuant to its agreement with the Trust, controls the use of the words "Eaton Vance" and "EV" in the Fund's name and may use the words "Eaton Vance" and "EV" in other connections and for other purposes.

    The Trust is organized as a Massachusetts business trust. As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust's by-laws, the Trustees shall continue to hold office and may appoint successor Trustees.


    The Trust's By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him from that office either by a written declaration filed with the Trust's custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.

    The Trust's Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable Federal or state laws or regulations. The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or
(2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

    The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law; but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. In addition, the By-Laws of the Trust provide that no natural person shall serve as a Trustee of the Trust after the holders of record of not less than two-thirds of the outstanding shares have declared that he be removed from office either by declaration in writing filed with the custodian of the assets of the Trust or by votes cast in person or by proxy at a meeting called for the purpose.

    In accordance with the Declaration of Trust of the Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio's Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.

    The Declaration of Trust of the Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding interest have removed him from that office either by a written declaration filed with the Portfolio's custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such a meeting.

    The right to redeem shares of the Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the Commission, or during any emergency as determined by the Commission which makes it impracticable for the Portfolio to dispose of its securities or value its assets, or during any other period permitted by order of the Commission for the protection of investors.

                   INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
    Deloitte & Touche LLP, 125 Summer Street, Boston, Massachusetts, are the independent certified public accountants of the Fund and the Portfolio, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the Securities and Exchange Commission.


                             FINANCIAL STATEMENTS
    The financial statements of the Fund and the Portfolio, which are included in the Fund's Annual Report to Shareholders, are incorporated by reference into this Statement of Additional Information and have been so incorporated in reliance on the report of Deloitte & Touche, LLP, independent certified public accountants, as experts in accounting and auditing. A copy of the Funds' most recent Annual Report accompanies this SAI.

                                   APPENDIX

                       DESCRIPTION OF SECURITIES RATINGS+

                         MOODY'S INVESTORS SERVICE, INC.
MUNICIPAL BONDS
Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than the Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

    1. An application for rating was not received or accepted.

    2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.
----------------
+ The ratings indicated herein are believed to be the most recent ratings available at the date of this Statement of Additional Information for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which would be given to these securities on the date of the Portfolio's fiscal year end.

    3. There is a lack of essential data pertaining to the issue or issuer.

    4. The issue was privately placed, in which case the rating is not published in Moody's publications.


Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

NOTE: Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

MUNICIPAL SHORT-TERM OBLIGATIONS

RATINGS: Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or (MIG). Such rating recognizes the differences between short term credit risk and long term risk. Factors effecting the liquidity of the borrower and short term cyclical elements are critical in short term ratings, while other factors of major importance in bond risk, long term secular trends for example, may be less important over the short run.

A short term rating may also be assigned on an issue having a demand feature, variable rate demand obligation (VRDO). Such ratings will be designated as VMIG1, SG or if the demand feature is not rated, NR. A short term rating on issues with demand features are differentiated by the use of the VMIG1 symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met.

COMMERCIAL PAPER
Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of 365 days.

Issuers (or supporting institutions) rated PRIME-1 (P-1) have a superior ability for repayment of senior short-term debt obligations. Prime-1 or P-1 repayment ability will often be evidenced by many of the following characteristics:

    --  Leading market positions in well established industries.

    --  High rates of return on funds employed.

    -- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

    -- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

    -- Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2
Issuers (or supporting institutions) rated PRIME-2 (P-2) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3
Issuers (or supporting institutions) rated PRIME-3 (P-3) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.
Adequate alternate liquidity is maintained.

                       STANDARD & POOR'S RATINGS GROUP
INVESTMENT GRADE
AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE
Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC: Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC: The rating CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.

C: The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

C1: The Rating C1 is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

PLUS (+) OR MINUS (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

p: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

L: The letter "L" indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is insured by the Federal Deposit Insurance Corp. and interest is adequately collateralized. In the case of certificates of deposit, the letter "L" indicates that the deposit, combined with other deposits being held in the same right and capacity, will be honored for principal and accrued pre-default interest up to the federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

NR: NR indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

MUNICIPAL NOTES
S&P note ratings reflect the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

    -- Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

    -- Sources of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

Note rating symbols are as follows:

    SP-1: Strong capacity to pay principal and interest. Those issues determined to possess very strong characteristics will be given a plus(+) designation.

    SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

    SP-3: Speculative capacity to pay principal and interest.

COMMERCIAL PAPER
S&P's commercial paper ratings are a current assessments of the likelihood of timely payment of debts considered short-term in the relevant market.

    A: Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

    A-1: This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

    A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

    A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

    B: Issues rated "B" are regarded as having only speculative capacity for timely payment.

    C: This rating is assigned to short term debt obligations with doubtful capacity for payment.

    D: Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period had not expired, unless S&P believes that such payments will be made during such grace period.

                        FITCH INVESTORS SERVICE, INC.
INVESTMENT GRADE BOND RATINGS
AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F- 1+".

A: Bonds considered to be investment grade and of high credit quality. The obligors ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

HIGH YIELD BOND RATINGS
BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified that could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

PLUS (+) OR MINUS (-): The ratings from AA to C may be modified by the addition of a plus or minus sign to indicate the relative position of a credit within the rating category.

NR: Indicates that Fitch does not rate the specific issue.

CONDITIONAL: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

INVESTMENT GRADE SHORT-TERM RATINGS
Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Stong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F- 1+".

F-2: Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" categories.

F-3: Fair Credit Quality. Issues carrying this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse change could cause these securities to be rated below investment grade.

                               * * * * * * * *

NOTES: Bonds which are unrated expose the investor to risks with respect to capacity to pay interest or repay principal which are similar to the risks of lower-rated speculative bonds. The Portfolio is dependent on the Investment Adviser's judgment, analysis and experience in the evaluation of such bonds.

       Investors should note that the assignment of a rating to a bond by a rating service may not reflect the effect of recent developments on the issuer's ability to make interest and principal payments.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II

    This Part II provides information about EV TRADITIONAL ALABAMA MUNICIPALS FUND. The investment objective of the Fund is to provide current income exempt from regular federal income tax and Alabama State personal income taxes. The Fund currently seeks to achieve its investment objective by investing its assets in the Alabama Municipals Portfolio (the "Portfolio").

                            RISKS OF CONCENTRATION
    The following information as to certain Alabama considerations is given to investors in view of the Portfolio's policy of concentrating its investments in Alabama issuers. Such information supplements the information in the Prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of Alabama issuers. Neither the Trust nor the Portfolio has independently verified this information.

    Alabama's business cycle is closely related to the national economy, due to its manufacturing based economy. The State's economy has changed little in the past few years. Growth in machinery, aerospace and electronic manufacturing have become increasingly important to the State. The present movement toward diversification of the State's manufacturing base and a similar trend toward enlargement and diversification of the service industries are expected to lead to increased stability. With its strong natural gas and oil deposits, Alabama is well positioned in energy markets. An important factor affecting the economy is the State owned Port of Mobile which primarily handles coal exports and serves as a major Gulf Coast port. The Port of Mobile is one of the nation's busiest ports in tons of cargo handled.

    Although manufacturing remains the largest employment sector, the State economy has become less dependent on manufacturing. Strong growth in the service and wholesale/retail trade sectors combined with a weakening manufacturing sector has enabled the economy to become more diverse. However, its reliance on the manufacturing sector remains significantly greater than the national average. In the past several years, the loss of manufacturing jobs has been primarily as a result of weakness in the durable good sector. Overall, non-agricultural employment has steadily grown during the past five years.

                              FEES AND EXPENSES
INVESTMENT ADVISER
    As of August 31, 1995, the Portfolio had net assets of $118,486,053. For the fiscal year ended August 31, 1995, the Portfolio paid BMR advisory fees of $466,320 (equivalent to 0.40% of the Portfolio's average daily net assets for such year). For the eleven months ended August 31, 1994, the Portfolio paid BMR advisory fees of $373,047 (equivalent to 0.38% (annualized) of the Portfolio's average daily net assets for such period). For the period from the Portfolio's start of business, February 1, 1993, to the fiscal year ended September 30, 1993, the Portfolio paid BMR advisory fees of $123,740 (equivalent to 0.31% (annualized) of the Portfolio's average daily net assets for such period). The Portfolio's Investment Advisory Agreement with BMR is dated October 13, 1992 and remains in effect until February 28, 1996. The Agreement may be continued as described under "Investment Adviser and Administrator" in Part I of this Statement of Additional Information.

ADMINISTRATOR
    As stated under "Investment Adviser and Administrator" in Part I of this Statement of Additional Information, the Administrator currently receives no compensation for providing administrative services to the Fund. For the fiscal year ended August 31, 1995 and for the period from the start of business, December 7, 1993, to the fiscal year ended August 31, 1994, $11,742 and $13,973, respectively, of the Fund's operating expenses were allocated to the Administrator.


DISTRIBUTION PLAN
    Until February 1, 1996, the Fund will make payments under a Distribution Plan, which has been approved by the Fund's initial sole shareholder (Eaton Vance) and by the Board of Trustees of the Trust, as required by Rule 12b-1. During the fiscal year ended August 31, 1995, the Principal Underwriter paid to Authorized Firms sales commissions of $76,033 on sales of Fund shares. During the same period, the Fund paid sales commission payments under the Plan to the Principal Underwriter aggregating $77,307. Such payments reduced Uncovered Distribution Charges. During such period, contingent deferred sales charges aggregating approximately $85 were imposed on early redeeming shareholders and paid to the Principal Underwriter to reduce Uncovered Distribution Charges. As at August 31, 1995, the outstanding Uncovered Distribution Charges of the Principal Underwriter calculated under the Plan amounted to approximately $870,170 (which amount was equivalent to 9.2% of the Fund's net assets on such date). During the fiscal year ended August 31, 1995, the Fund paid service fee payments under the Plan aggregating $20,392, of which $20,390 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter. Commencing February 1, 1996, the Fund will make service fee payments pursuant to the Service Plan described in Part I. See "Service Plan".


PRINCIPAL UNDERWRITER
    For the fiscal year ended August 31, 1995, the Fund paid the Principal Underwriter $217.50 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each such transaction).


CUSTODIAN
    For the fiscal year ended August 31, 1995, the Fund paid IBT $3,416 and the Portfolio paid IBT $16,491.


BROKERAGE
    For the fiscal year ended August 31, 1995, and for the period from the start of business, February 1, 1993, to the fiscal year ended September 30, 1993, the Portfolio paid no brokerage commissions on portfolio transactions.


TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended August 31, 1995, the noninterested Trustees of the Trust and the Portfolio received the following compensation in their capacities as Trustees from the Fund and the Portfolio, and, for the year ended September 30, 1995, earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex\1/:






                                 AGGREGATE      AGGREGATE     TOTAL COMPENSATION
                                COMPENSATION   COMPENSATION     FROM TRUST AND
  NAME                            FROM FUND   FROM PORTFOLIO     FUND COMPLEX
  ----                          ------------  --------------  -----------------
Donald R. Dwight ..........         $33          $1,563\2/        $135,000\4/
Samuel L. Hayes, III ......          32           1,608\3/         150,000\5/
Norton H. Reamer ..........          31           1,631            135,000
John L. Thorndike .........          32           1,718            140,000
Jack L. Treynor ...........          34           1,647            140,000
----------
\1/ The Eaton Vance fund complex consists of 211 registered investment companies or series thereof.
\2/ Includes $393 of deferred compensation.
\3/ Includes $517 of deferred compensation.
\4/ Includes $35,000 of deferred compensation.
\5/ Includes $33,750 of deferred compensation.


                        ADDITIONAL OFFICER INFORMATION
    In addition to the officers of the Portfolio listed under "Officers of the Trust and the Portfolio" in Part I of this Statement of Additional Information, Timothy T. Browse (36) is a Vice President of the Portfolio. Mr. Browse has served as a Vice President of the Portfolio since June 19, 1995. Mr. Browse has been a Vice President of BMR and Eaton Vance since 1993 and an employee of Eaton Vance since 1992. Mr. Browse is an officer of various investment companies managed by Eaton Vance or BMR. Prior to joining Eaton Vance, Mr. Browse was a Municipal Bond Trader -- Fidelity Management & Research Company (1987-1992).

                           PERFORMANCE INFORMATION
    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Fund from May 1, 1992 through August 31, 1995 and for the one year period ended August 31, 1995. The total return for the period prior to the Fund's commencement of operations on December 7, 1993 reflects the Portfolio's total return (or that of its predecessor) adjusted to reflect any applicable Fund sales charge. Such performance has not been adjusted to reflect the Fund's service fees and certain other expenses. The performance reflects the sales charge and fee structure for the Fund effective February 1, 1996.


                         VALUE OF A $1,000 INVESTMENT

                                                                                    TOTAL RETURN                TOTAL RETURN
                                              VALUE OF         VALUE OF        EXCLUDING SALES CHARGE      INCLUDING SALES CHARGE
       INVESTMENT           INVESTMENT         INITIAL        INVESTMENT      ------------------------    ------------------------
         PERIOD                DATE          INVESTMENT*      ON 8/31/95      CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
       ----------           ----------       -----------      ----------      ----------    ----------    ----------    ----------
Life of the Fund              5/1/92           $962.51         $1,191.35        23.78%        6.61%         19.13%        5.39%
1 Year Ended
8/31/95                      8/31/94           $962.81         $1,029.25         6.90%        6.90%          2.89%        2.89%


    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.


----------
 *Initial investment less the maximum sales charge of 3.75%. This sales charge is effective February 1, 1996. Prior thereto, Fund shares redeemed within one year of their purchase are subject to a contingent deferred sales charge of 1%.

** If a portion of the Portfolio's and/or the Fund's expenses had not been subsidized, the Fund would have had lower returns.

    For the thirty-day period ended August 31, 1995, the yield of the Fund was 4.19%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 4.19% would be 6.39%, assuming a combined federal and State tax rate of 34.45%. If a portion of the Fund's expenses had not been allocated to the Administrator, the Fund would have had a lower yield.

    The Fund's distribution rate (calculated on August 31, 1995 and based on the Fund's monthly distribution paid August 22, 1995) was 4.27%, and the Fund's effective distribution rate (calculated on the same date and based on the same monthly distribution) was 4.35%. If a portion of the Fund's expenses had not been allocated to the Administrator, the Fund would have had a lower distribution rate and effective distribution rate.

    See the Tax Equivalent Yield Table in this Part II for information concerning applicable tax rates and income brackets.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
    As at October 15, 1995, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of October 15, 1995, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL was the record owner of approximately 85.2% of the outstanding shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.

                              OTHER INFORMATION
    The Trust, which is a Massachusetts business trust established in 1985, was originally called Eaton Vance High Yield Municipals Trust. The Trust changed its name to Eaton Vance Municipals Trust on January 7, 1991. The Fund changed its name from EV Classic Alabama Tax Free Fund to EV Classic Alabama Municipals Fund on January 1, 1996 and to EV Traditional Alabama Municipals Fund on February 1, 1996.

                          TAX EQUIVALENT YIELD TABLE
    The table below gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7% under the regular federal income tax and Alabama State income tax laws and tax rates applicable for 1995.


                                                               A FEDERAL AND ALABAMA STATE
                                                                   TAX-EXEMPT YIELD OF:
                                       COMBINED     ------------------------------------------------------
  SINGLE RETURN        JOINT RETURN   FEDERAL AND     4%    4.5%     5%     5.5%    6%     6.5%     7%
-----------------  -----------------   AL STATE     ------------------------------------------------------
            (TAXABLE INCOME)*         TAX BRACKET+       IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
------------------------------------  ------------  ------------------------------------------------------
   Up to $ 23,350     Up to $ 39,000     19.25%      4.95%  5.57%   6.19%   6.81%   7.43%   8.05%   8.67%
$ 23,351-$ 56,550  $ 39,001-$ 94,250     31.60%      5.85   6.58    7.31    8.04    8.77    9.50   10.23
$ 56,551-$117,950  $ 94,251-$143,600     34.45%      6.10   6.86    7.63    8.39    9.15    9.92   10.68
$117,951-$256,500  $143,601-$256,500     39.20%      6.58   7.40    8.22    9.05    9.87   10.69   11.51
    Over $256,500      Over $256,500     42.62%      6.97   7.84    8.71    9.59   10.46   11.33   12.20


* Net amount subject to federal and Alabama personal income tax after deductions and exemptions.

+ The first tax bracket is calculated using the highest Alabama tax rate within the bracket. Taxpayers with taxable income within this bracket may have a lower combined bracket and taxable equivalent yield than indicated above. The combined tax rates assume that Alabama taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. The applicable federal tax rates within the brackets set forth above are 15%, 28%, 31%, 36% and 39.6% over the same ranges of income. The assumed Alabama State income tax rate is 5%.

Note: The federal income tax portion of above-indicated combined income tax brackets does not take into account the effect of a reduction in the deductibility of itemized deductions (including Alabama State income taxes) for taxpayers with Adjusted Gross Income in excess of $114,700. The tax brackets also do not show the effects of phase out of personal exemptions for single filers with Adjusted Gross Income in excess of $114,700 and joint filers with Adjusted Gross Income in excess of $172,050. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above.

Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield. No assurance can be given that EV Traditional Alabama Municipals Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations, the interest from which is exempt from the regular federal income tax and Alabama personal income taxes, other income received by the Portfolio and allocated to the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions except for Alabama personal income taxes. It should also be noted that the interest earned on certain "private activity" bonds issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the federal alternative minimum tax. The illustrations assume that the federal alternative minimum tax is not applicable and do not take into account any tax credits that may be available.

The information set forth above is as of the date of this Statement of Additional Information. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above. Investors should consult with their tax advisers for additional information.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II


    This Part II provides information about EV TRADITIONAL ARKANSAS MUNICIPALS FUND. The investment objective of the Fund is to provide current income exempt from regular federal income tax and Arkansas State personal income taxes. The Fund currently seeks to achieve its investment objective by investing its assets in the Arkansas Municipals Portfolio (the "Portfolio").


                            RISKS OF CONCENTRATION
    The following information as to certain Arkansas considerations is given to investors in view of the Portfolio's policy of concentrating its investments in Arkansas issuers. Such information supplements the information in the Prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of Arkansas issuers. Neither the Trust nor the Portfolio has independently verified this information.

    The Constitution of the State does not limit the amount of general obligation bonds which may be issued by the State; however, no such bonds may be issued unless approved by the voters of the State at a general election or a special election held for that purpose. There is no constitutional limitation on the aggregate principal amount of revenue bonds that may be issued by the State and its agencies. All revenue bonds and notes are secured only by specific revenue streams and neither the general revenues of the State nor its full faith and credit are pledged to repayment.

    Pursuant to the Revenue Stabilization Law, the General Assembly must enact legislation to provide for an allotment process of funding appropriations in order to comply with State law prohibiting deficit spending whereby spending is limited to actual revenues received by the State. The Governor may restrict spending to a level below the level of appropriations. Pursuant to the Stabilization Act, the General Assembly establishes five levels of priority for general revenue spending, levels "A," "B," "B-1," "C" and "C-1". Successive levels of appropriations are funded only in the event sufficient revenues have been generated to fully fund any prior level. Accordingly, appropriations made to programs and agencies are only maximum authorizations to spend. Actual expenditures are limited to the lesser of (i) moneys flowing into a program or agency's fund maintained by the Treasurer or (ii) the maximum appropriation by the General Assembly. Since State revenues are not collected throughout the year in a pattern consistent with program and agency expenditures, a budget revolving fund, which receives interest earnings from State fund investments, has been established and is utilized to assure proper cash flow during any period. One-half of all moneys deposited into the budget revolving fund ultimately are utilized to supplement the State's capital construction program and the balance is distributed to programs and agencies funded from general revenues.

    The State operates under a biennial budgeting system with July 1, 1995 beginning the current biennium. The State ended fiscal 1994 in balance as required by the Revenue Stabilization Act. Net available general revenue growth for fiscal 1994 was 9%.


                              FEES AND EXPENSES
INVESTMENT ADVISER
    As of August 31, 1995, the Portfolio had net assets of $81,535,002. For the fiscal year ended August 31, 1995, the Portfolio paid BMR advisory fees of $296,231 (equivalent to 0.37% of the Portfolio's average daily net assets for such year). For the period from the Portfolio's start of business, February 1, 1994, to the fiscal year ended August 31, 1994, absent a fee reduction, the Portfolio would have paid BMR advisory fees of $172,691 (equivalent to 0.38% (annualized) of the Portfolio's average daily net assets for such period). To enhance the net income of the Portfolio, BMR made a reduction of its advisory fee in the amount of $88,417. The Portfolio's Investment Advisory Agreement with BMR is dated February 1, 1994 and remains in effect until February 28, 1996. The Agreement may be continued as described under "Investment Adviser and Administrator" in Part I of this Statement of Additional Information.


ADMINISTRATOR
    As stated under "Investment Adviser and Administrator" in Part I of this Statement of Additional Information, the Administrator currently receives no compensation for providing administrative services to the Fund. For the fiscal year ended August 31, 1995 and for the period from the start of business, February 9, 1994, to the fiscal year ended August 31, 1994, $15,164 and $13,217, respectively, of the Fund's operating expenses were allocated to the Administrator.


DISTRIBUTION PLAN
    Until February 1, 1996, the Fund will make payments under a Distribution Plan, which has been approved by the Fund's initial sole shareholder (Eaton Vance) and by the Board of Trustees of the Trust, as required by Rule 12b-1. During the fiscal year ended August 31, 1995, the Principal Underwriter paid to Authorized Firms sales commissions of $3,904 on sales of Fund shares. During the same period, the Fund paid sales commission payments under the Plan to the Principal Underwriter aggregating $4,353. Such payments reduced Uncovered Distribution Charges. During such period, contingent deferred sales charges aggregating approximately $7 were imposed on early redeeming shareholders and paid to the Principal Underwriter to reduce Uncovered Distribution Charges. As at August 31, 1995, the outstanding Uncovered Distribution Charges of the Principal Underwriter calculated under the Plan amounted to approximately $52,400 (which amount was equivalent to 9.7% of the Fund's net assets on such date). During the fiscal year ended August 31, 1995, the Fund paid service fee payments under the Plan aggregating $1,151, of which $1,041 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter. Commencing February 1, 1996, the Fund will make service fee payments pursuant to the Service Plan described in Part I. See "Service Plan".


PRINCIPAL UNDERWRITER
    For the fiscal year ended August 31, 1995, the Fund paid the Principal Underwriter $12.50 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each such transaction).


CUSTODIAN
    For the fiscal year ended August 31, 1995, the Fund paid IBT $2,881 and the Portfolio paid IBT $23,999.


BROKERAGE
    For the fiscal year ended August 31, 1995, and for the period from the start of business, February 1, 1994, to the fiscal year ended August 31, 1994, the Portfolio paid no brokerage commissions on portfolio transactions.


TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended August 31, 1995, the noninterested Trustees of the Trust and the Portfolio received the following compensation in their capacities as Trustees from the Fund and the Portfolio, and, for the year ended September 30, 1995, earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex\1/:


                                 AGGREGATE      AGGREGATE     TOTAL COMPENSATION
                                COMPENSATION   COMPENSATION     FROM TRUST AND
  NAME                            FROM FUND   FROM PORTFOLIO     FUND COMPLEX
  ----                          ------------  --------------  -----------------
Donald R. Dwight ..........         $0           $1,164\2/        $135,000\4/
Samuel L. Hayes, III ......          0            1,222\3/         150,000\5/
Norton H. Reamer ..........          0            1,254            135,000
John L. Thorndike .........          0            1,336            140,000
Jack L. Treynor ...........          0            1,235            140,000
----------
\1/ The Eaton Vance fund complex consists of 211 registered investment companies or series thereof.
\2/ Includes $436 of deferred compensation.
\3/ Includes $559 of deferred compensation.
\4/ Includes $35,000 of deferred compensation.
\5/ Includes $33,750 of deferred compensation.


                        ADDITIONAL OFFICER INFORMATION
    In addition to the officers of the Portfolio listed under "Officers of the Trust and the Portfolio" in Part I of this Statement of Additional Information, Timothy T. Browse (36) is a Vice President of the Portfolio. Mr. Browse has served as a Vice President of the Portfolio since June 19, 1995. Mr. Browse has been a Vice President of BMR and Eaton Vance since 1993 and an employee of Eaton Vance since 1992. Mr. Browse is an officer of various investment companies managed by Eaton Vance or BMR. Prior to Joining Eaton Vance, Mr. Browse was a Municipal Bond Trader -- Fidelity Management & Research Company (1987-1992).

                           PERFORMANCE INFORMATION
    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Fund from October 2, 1992 through August 31, 1995 and for the one year period ended August 31, 1995. The total return for the period prior to the Fund's commencement of operations on February 9, 1994 reflects the Portfolio's total return (or that of its predecessor) adjusted to reflect any applicable Fund sales charge. The total return for such prior period has not been adjusted to reflect the Fund's service fees and certain other expenses. The performance reflects the sales charge and fee structure for the Fund effective February 1, 1996.

                         VALUE OF A $1,000 INVESTMENT

                                                                                  TOTAL RETURN                 TOTAL RETURN
                                                             VALUE OF        EXCLUDING SALES CHARGE       INCLUDING SALES CHARGE
        INVESTMENT           INVESTMENT      AMOUNT OF      INVESTMENT    ----------------------------  ---------------------------
          PERIOD                DATE        INVESTMENT*     ON 8/31/95     CUMULATIVE     ANNUALIZED     CUMULATIVE     ANNUALIZED
--------------------------  -------------  --------------  -------------  -------------  -------------  -------------  ------------
Life of the Fund**             10/2/92        $962.50        $1,157.69       20.28%          6.55%         15.77%         5.16%
1 Year Ended
8/31/95**                      8/31/94        $962.63        $1,015.74        5.52%          5.52%          1.56%         1.56%


    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.

----------
 * Initial investment less the maximum sales charge of 3.75%. This sales charge is effective February 1, 1996. Prior thereto, Fund shares redeemed within one year of their purchase are subject to a contingent deferred sales charge of 1%.
** If a portion of the Portfolio's and/or the Fund's expenses had not been subsidized, the Fund would have had lower returns.

    For the thirty-day period ended August 31, 1995, the yield of the Fund was 4.19%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 4.19% would be 6.53%, assuming a combined federal and State tax rate of 35.83%. If a portion of the Fund's expenses had not been allocated to the Administrator, the Fund would have had a lower yield.

    The Fund's distribution rate (calculated on August 31, 1995 and based on the Fund's monthly distribution paid August 22, 1995) was 4.32%, and the Fund's effective distribution rate (calculated on the same date and based on the same monthly distribution) was 4.40%. If a portion of the Fund's expenses had not been allocated to the Administrator, the Fund would have had a lower distribution rate and effective distribution rate.

    See the Tax Equivalent Yield Table in this Part II for information concerning applicable tax rates and income brackets.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
    As at October 13, 1995, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of October 13, 1995, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL was the record owner of approximately 19.4% of the outstanding shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. In addition, as of such date, the following shareholders owned beneficially and of record the percentages of outstanding shares of the Fund indicated after their names: Painewebber for the Benefit of Johnnie Lile Sullinger TTEE The Johnnie Lile Sullinger Trust, dtd 8/7/92, Little Rock, AR (18.9%); Delmer L. O'Bar & Willene E. O'Bar & Jimmy L. O'Bar & Deborah L. Crane Jt Ten, Scranton, AR (18.1%); Painewebber for the Benefit of Doris Kinard Byrd Rev Trust, Doris Kinard Byrd TTEE dtd 1/20/94, No. Little Rock, AR (10.2%); Edward D. Jones and Co. F/A/O Robert E. Bonham & Vivian J. Bonham TTEES, Maryland Heights, MO (5.1%) and Paul A. Paladino, Russellville, AR (5.1%). To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.

                              OTHER INFORMATION
    The Trust, which is a Massachusetts business trust established in 1985, was originally called Eaton Vance High Yield Municipals Trust. The Trust changed its name to Eaton Vance Municipals Trust on January 7,1991. The Fund changed its name from EV Classic Arkansas Tax Free Fund to EV Classic Arkansas Municipals Fund on January 1, 1996 and to EV Traditional Arkansas Municipals Fund on February 1, 1996.

                          TAX EQUIVALENT YIELD TABLE
    The table below gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7% under the regular federal income tax and Arkansas State income tax laws and tax rates applicable for 1995.


                                                               A FEDERAL AND ARKANSAS STATE
                                                                   TAX-EXEMPT YIELD OF:
                                       COMBINED     ------------------------------------------------------
  SINGLE RETURN        JOINT RETURN   FEDERAL AND     4%    4.5%     5%     5.5%    6%     6.5%     7%
-----------------  -----------------   AR STATE     ------------------------------------------------------
            (TAXABLE INCOME*)         TAX BRACKET+       IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
------------------------------------  ------------  ------------------------------------------------------
   Up to $ 23,350     Up to $ 39,000     20.95%      5.06%   5.69%   6.33%   6.96%   7.59%   8.22%   8.86%
$ 23,351-$ 56,550  $ 39,001-$ 94,250     33.04       5.97    6.72    7.47    8.21    8.96    9.71   10.45
$ 56,551-$117,950  $ 94,251-$143,600     35.83       6.23    7.01    7.79    8.57    9.35   10.13   10.91
$117,951-$256,500  $143,601-$256,500     40.48       6.72    7.56    8.40    9.24   10.08   10.92   11.76
    Over $256,500      Over $256,500     43.83       7.12    8.01    8.90    9.79   10.68   11.57   12.46

* Net amount subject to federal and Arkansas personal income tax after deductions and exemptions.


+ The first tax bracket is calculated using the highest Arkansas tax rate within the bracket. Taxpayers with taxable income within this bracket may have a lower combined bracket and taxable equivalent yield than indicated above. The combined tax rates assume that Arkansas taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. The applicable federal tax rates within the brackets set forth above are 15%, 28%, 31%, 36% and 39.6% over the same ranges of income. The assumed Arkansas State income tax rate is 7%.

Note: The federal income tax portion of above-indicated combined income tax brackets does not take into account the effect of a reduction in the deductibility of itemized deductions (including Arkansas State income taxes) for taxpayers with adjusted gross income in excess of $114,700. The tax brackets also do not show the effects of phaseout of personal exemptions for single filers with adjusted gross income in excess of $114,700 and joint filers with adjusted gross income in excess of $172,050. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above.

Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield. No assurance can be given that EV Traditional Arkansas Municipals Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations, the interest from which is exempt from the regular federal income tax and Arkansas personal income taxes, other income received by the Portfolio and allocated to the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions except for Arkansas personal income taxes. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the federal alternative minimum tax. The illustrations assume that the federal alternative minimum tax is not applicable and do not take into account any tax credits that may be available.

The information set forth above is as of the date of this Statement of Additional Information. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above. Investors should consult their tax adviser for additional information.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II

    This Part II provides information about EV TRADITIONAL GEORGIA MUNICIPALS FUND. The investment objective of the Fund is to provide current income exempt from regular federal income tax and Georgia State personal income taxes. The Fund currently seeks to achieve its investment objective by investing its assets in the Georgia Municipals Portfolio (the "Portfolio").

                            RISKS OF CONCENTRATION
    The following information as to certain Georgia considerations is given to investors in view of the Portfolio's policy of concentrating its investments in Georgia issuers. Such information supplements the information in the Prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of Georgia issuers. Neither the Trust nor the Portfolio has independently verified this information.

    The Georgia Constitution provides that the State may incur public debt of two types for public purposes: (1) general obligation debt and (2) guaranteed revenue debt. General obligation debt may be incurred to acquire, construct, develop, extend, enlarge or improve land, waters, property, highways, buildings, structures, equipment or facilities of the State, its agencies, departments, institutions and certain State authorities, to provide educational facilities for county and independent school systems, to provide public library facilities for county and independent school systems, counties, municipalities, and boards of trustees of public libraries or boards of trustees of public library systems, to make loans to counties, municipal corporations, political subdivisions, local authorities and other local government entities for water or sewerage facilities or systems, and to make loans to local government entities for regional or multijurisdictional solid waste recycling or solid waste facilities or systems. No general obligation debt may be incurred, however, when the highest aggregate annual debt service requirements for the then current year or any subsequent year for outstanding general obligation debt and guaranteed revenue debt, including any proposed debt, and the highest aggregate annual payments for the then current year or any subsequent fiscal year of the State under certain State contracts, exceed ten percent of the total revenue receipts, less refunds, of the State Treasury in the fiscal year immediately preceding the year in which the debt is to be incurred. In addition, no general obligation debt may be incurred with a term in excess of twenty-five years.

    Guaranteed revenue debt may be incurred by guaranteeing the payment of certain revenue obligations issued by an instrumentality of the State. No guaranteed revenue debt may be incurred to finance water or sewage treatment facilities or systems when the highest aggregate annual debt service requirements for the then current year or any subsequent fiscal year of the State for outstanding or proposed guaranteed revenue debt for water or sewerage facilities or systems exceed one percent of the total revenue receipts, less refunds, of the State Treasury in the fiscal year immediately preceding the year in which any debt is to be incurred. In addition, the aggregate amounts of guaranteed revenue debt incurred to make loans for educational purposes may not exceed $18 million, and the aggregate guaranteed revenue debt incurred to purchase, or to lend or deposit against the security of, loans for educational purposes that may be outstanding may not exceed $72 million.

    As of July 31, 1995, the State's outstanding general obligation debt was $4,279,170,000. The State had outstanding at July 31, 1995, $185,135,000 of guaranteed revenue debt.

    In addition to the State's general obligation debt and guaranteed revenue debt, the State had outstanding at June 30, 1995, $1,030,000 in revenue bonds and notes issued by various State agencies, authorities and institutions of higher education.

    In the 1995 Legislative Session, the General Assembly authorized the issuance of $530,500,000 in aggregate principal amount of general obligation bonds for fiscal year 1996, the proceeds of which are to be used for various planned capital projects of the State, its departments and agencies.

    The Georgia Constitution also permits the State to incur public debt to supply a temporary deficit in the State Treasury in any fiscal year created by a delay in collecting the taxes of that year. Such debt must not exceed, in the aggregate, 5% of the total revenue receipts, less refunds, of the State Treasury in the fiscal year immediately preceding the year in which such debt is incurred. The debt incurred must be repaid on or before the last day of the fiscal year in which it is to be incurred out of the taxes levied for that fiscal year. No such debt may be incurred in any fiscal year if there is then outstanding unpaid debt from any previous fiscal year which was incurred to supply a temporary deficit in the State Treasury. No such debt has been incurred under this provision since its inception.

    Virtually all of the issues of long-term debt obligations issued by or on behalf of the State of Georgia and counties, municipalities and other political subdivisions and public authorities thereof are required by law to be validated and confirmed in a judicial proceeding prior to issuance. The legal effect of a validation in Georgia is to tender incontestable the validity of the pertinent bond issue and the security therefor.

    Tax collections of the State for fiscal year 1994 were 7.8% over tax collections for fiscal year 1993. Corporate and individual income tax receipts and general sales tax receipts of the State for fiscal year 1994 comprised an estimated 49.0% and 40.2%, respectively, of the total State tax revenues. Revenues from sales and income taxes increased 9.2% and 6.7%, respectively, during fiscal year 1994, and 8.3% and 9.1%, respectively, during fiscal year 1995.

    On December 6, 1994, the United States Supreme Court reversed the Georgia Supreme Court's decision in Reich v. Collins which had determined that the plaintiff federal retiree was not entitled to a refund of taxes paid on federal retirement pension benefits for tax years before 1989. The plaintiff had sought refunds under the United States Supreme Court's decision in Davis
v. Michigan Department of Treasury. On February 1, 1995, the Governor signed H.B. 90 into law, which provides for the payment of refunds to federal retirees who timely filed claims for any of the tax years 1985 through 1988, inclusive. The total amount payable is estimated at approximately $110 million, to be paid in four roughly equal annual installments beginning on or before October 15, 1995. Based on this legislation, Reich has been dismissed.

    Three suits have been filed against the State of Georgia seeking refunds of liquor taxes in light of Bacchus Imports, Ltd. v. Dias, 468 U.S. 263 (1984) under Georgia's pre-Bacchus statute. In James B. Beam Distilling Co. v. State, 501 U.S. 529 (1991), the Supreme Court indicated that Bacchus was retroactive, but only within the bounds of State statutes of limitations and procedural bars, and left State courts to determine any remedy in light of reliance interests, equitable considerations, and other defenses. Georgia's statute of limitations has run on all pre-Bacchus claims for refund except five pending claims seeking $31.7 million in tax plus interest. On remand, the Fulton County Superior Court ruled that procedural bars and other defenses bar any recovery by taxpayers on Beam's claims for refund. The Georgia Supreme Court affirmed, and Beam's petition to the United States Supreme Court for a writ of certiorari was denied. Thus, the Beam case is now concluded. The State has filed a motion for summary judgment, based upon Beam, in the remaining two suits for refund, i.e., Joseph E. Seagram & Sons, Inc. v. State and Heublein, Inc. v. State, in DeKalb County Superior Court.

    Three suits (two for refund and one for declaratory and injunctive relief) have been filed with the State of Georgia by foreign producers of alcoholic beverages. The first suit seeks $96 million in refunds of alcohol import taxes imposed under Georgia's post-Bacchus statute. These claims constitute 99% of all such taxes paid during the three years preceding these claims. In addition, the claimants have filed a second suit for refund of an additional $23 million for apparently later time periods. These two cases encompass all known or anticipated claims for refund of such type within the apparent statute of limitations. The two refund cases are still pending in the trial court. The declaration/injunctive relief case was dismissed by the District Court and was affirmed by the Eleventh Circuit Court of Appeals. The claimants have filed a petition for rehearing which is pending.

    A suit has also been filed based on a local school board's claim that the State finance the major portion of the costs of its desegregation program. The Savannah Board originally requested restitution in the amount of $30 million, but the Federal District Court set forth a formula which would require a State payment in the amount of approximately $8,900,000. The plaintiffs, dissatisfied with the apportionment of desegregation costs between State and county, and an adverse ruling on the State funding formula for transportation costs, have appealed to the Eleventh Circuit Court of Appeals. The State has filed a responsive cross-appeal on the ground that there is no basis for any liability. Subsequently, the parties agreed to a settlement, which has been submitted to the Court for approval. The proposed settlement calls for the State to pay the amount awarded to the plaintiffs and to offer an option regarding future funding methodology for pupil transportation. Because interest was accruing in the settlement, in March 1995, the State paid to the plaintiffs $8,925,000 in partial satisfaction of the settlement agreement.

    A similar complaint has been filed by DeKalb County and seeking approximately $67,500,000 in restitution. The federal District Court ruled that the State's funding formula for pupil transportation (which the District Court in the Savannah case upheld) was contrary to State law. This ruling would require a State payment of a State law funding entitlement in the amount of approximately $34,000,000 computed through June 30, 1994. Motions to reconsider and amend the Court's judgment were filed by both parties. The State's motion was granted, in part, which reduced the required State payment to approximately $28,000,000. Notices of appeal to the Eleventh Circuit Court of Appeals have been filed. There are approximately five other school districts which might file similar claims.

    Another suit has been filed in federal district and State superior courts challenging the constitutionality of Georgia's transfer fee (often referred to as "impact fee") by asserting that the fee violates the commerce clause, due process, equal protection and privilege and immunities provisions of the constitution. The plaintiff seeks to prohibit the State from further collections and to require the State to return to her and those similarly situated all fees previously collected. A similar lawsuit previously filed in another State superior court has been voluntarily dismissed and will likely be joined with this action. From May of 1992 to June 1995, the State has collected $24,168,203. All amounts collected after June 7, 1995 are being paid into an escrow account. The State continues to collect approximately $500,000 to $600,000 per month.

    On September 1, 1994, a civil action was filed in the Fulton County Superior Court on behalf of all certain employees of the State of Georgia who were subjected to a freeze in pay between 1992 and 1995. The State believes that it has good and adequate defenses to the claims made, but, should the plaintiffs prevail in every aspect of their claims, the liability of the State in this matter could be as much as $295,000,000, based on best estimates currently available.

                              FEES AND EXPENSES
INVESTMENT ADVISER
    As of August 31, 1995, the Portfolio had net assets of $122,948,667. For the fiscal year ended August 31, 1995, the Portfolio paid BMR advisory fees of $521,159 (equivalent to 0.41% of the Portfolio's average daily net assets for such year). For the eleven months ended August 31, 1994, the Portfolio paid BMR advisory fees of $496,637 (equivalent to 0.40% (annualized) of the Portfolio's average daily net assets for such period). For the period from the Portfolio's start of business, February 1, 1993, to the fiscal year ended September 30, 1993, the Portfolio paid BMR advisory fees of $228,627 (equivalent to 0.37% (annualized) of the Portfolio's average daily net assets for such period). The Portfolio's Investment Advisory Agreement with BMR is dated October 13, 1992 and remains in effect until February 28, 1996. The Agreement may be continued as described under "Investment Adviser and Administrator" in Part I of this Statement of Additional Information.

ADMINISTRATOR
    As stated under "Investment Adviser and Administrator" in Part I of this Statement of Additional Information, the Administrator currently receives no compensation for providing administrative services to the Fund. For the fiscal year ended August 31, 1995 and for the period from the start of business, December 7, 1993, to the fiscal year ended August 31, 1994, $16,832, $11,268, respectively, of the Fund's operating expenses were allocated to the Administrator.


DISTRIBUTION PLAN
    Until February 1, 1996, the Fund will make payments under a Distribution Plan, which has been approved by the Fund's initial sole shareholder (Eaton Vance) and by the Board of Trustees of the Trust, as required by Rule 12b-1. During the fiscal year ended August 31, 1995, the Principal Underwriter paid to Authorized Firms sales commissions of $18,865 on sales of Fund shares. During the same period, the Fund paid sales commission payments under the Plan to the Principal Underwriter aggregating $19,022. Such payments reduced Uncovered Distribution Charges. During such period, contingent deferred sales charges aggregating approximately $46 were imposed on early redeeming shareholders and paid to the Principal Underwriter to reduce Uncovered Distribution Charges. As at August 31, 1995, the outstanding Uncovered Distribution Charges of the Principal Underwriter calculated under the Plan amounted to approximately $398,720 (which amount was equivalent to 16.0% of the Fund's net assets on such date). During the fiscal year ended August 31, 1995, the Fund paid service fee payments under the Plan aggregating $5,148, of which $4,994 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter. Commencing February 1, 1996, the Fund will make service fee payments pursuant to the Service Plan described in Part
I. See "Service Plan".


PRINCIPAL UNDERWRITER
    For the fiscal year ended August 31, 1995, the Fund paid the Principal Underwriter $145.00 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each such transaction).


CUSTODIAN
    For the fiscal year ended August 31, 1995, the Fund paid IBT $1,507 and the Portfolio paid IBT $1,500.


BROKERAGE
    For the fiscal year ended August 31, 1995, the eleven months ended August 31, 1994, and for the period from the start of business, February 1, 1993, to the fiscal year ended September 30, 1993, the Portfolio paid no brokerage commissions on portfolio transactions.


TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended August 31, 1995, the noninterested Trustees of the Trust and the Portfolio received the following compensation in their capacities as Trustees from the Fund and the Portfolio, and, for the year ended September 30, 1995, earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex\1/:

                                 AGGREGATE      AGGREGATE     TOTAL COMPENSATION
                                COMPENSATION   COMPENSATION     FROM TRUST AND
  NAME                            FROM FUND   FROM PORTFOLIO     FUND COMPLEX
  ----                          ------------  --------------  -----------------
Donald R. Dwight ..........         $0           $1,563\2/        $135,000\4/
Samuel L. Hayes, III ......          0            1,608\3/         150,000\5/
Norton H. Reamer ..........          0            1,631            135,000
John L. Thorndike .........          0            1,718            140,000
Jack L. Treynor ...........          0            1,647            140,000
----------
\1/ The Eaton Vance fund complex consists of 211 registered investment companies or series thereof.
\2/ Includes $393 of deferred compensation.
\3/ Includes $517 of deferred compensation.
\4/ Includes $35,000 of deferred compensation.
\5/ Includes $33,750 of deferred compensation.


                        ADDITIONAL OFFICER INFORMATION
    In addition to the officers of the Portfolio listed under "Officers of the Trust and the Portfolio" in Part I of this Statement of Additional Information, Cynthia J. Clemson (32) is a Vice President of the Portfolio. Ms. Clemson has served as a Vice President of the Portfolio since January 1, 1996. Ms. Clemson has been a Vice President of BMR and Eaton Vance since 1993 and an employee of Eaton Vance since 1985. Ms. Clemson is an officer of various investment companies managed by Eaton Vance or BMR.

                           PERFORMANCE INFORMATION
    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Fund from December 23, 1991 through August 31, 1995. The total return for the period prior to the Fund's commencement of operations on December 7, 1993 reflects the Portfolio's total return (or that of its predecessor) adjusted to reflect any applicable Fund sales charge. Such performance has not been adjusted to reflect the Fund's service fees and certain other expenses. The performance reflects the sales charge and fee structure for the Fund effective February 1, 1996.

                         VALUE OF A $1,000 INVESTMENT

                                                                                 TOTAL RETURN                  TOTAL RETURN
                                       VALUE OF           VALUE OF          EXCLUDING SALES CHARGE        INCLUDING SALES CHARGE
   INVESTMENT        INVESTMENT         INITIAL          INVESTMENT      ----------------------------  ----------------------------
     PERIOD             DATE          INVESTMENT*        ON 08/31/95      CUMULATIVE     ANNUALIZED     CUMULATIVE     ANNUALIZED
-----------------  --------------  -----------------  -----------------  -------------  -------------  -------------  -------------
Life of Fund          12/23/91          $962.54           $1,145.47         19.01%          4.83%         14.54%          3.75%
1 Year Ended 8/31/95   8/31/94          $962.42           $1,006.70          4.60%          4.60%          0.68%          0.68%

    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.
----------
* Initial investment less the maximum sales charge of 3.75%. This sales charge is effective February 1, 1996. Prior thereto, Fund shares redeemed within one year of their purchase are subject to a contingent deferred sales charge of 1%.
** If a portion of the Fund's expenses had not been subsidized, the Fund would have had lower returns.

    For the thirty-day period ended August 31, 1995, the yield of the Fund was 4.59%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 4.59% would be 7.08%, assuming a combined federal and State tax rate of 35.14%. If a portion of the Fund's expenses had not been allocated to the Administrator, the Fund would have had a lower yield.

    The Fund's distribution rate (calculated on August 31, 1995 and based on the Fund's monthly distribution paid August 22, 1995) was 4.40%, and the Fund's effective distribution rate (calculated on the same date and based on the same monthly distribution) was 4.49%. If a portion of the Fund's expenses had not been allocated to the Administrator, the Fund would have had a lower distribution rate and effective distribution rate.

    See the Tax Equivalent Yield Table in this Part II for information concerning applicable tax rates and income brackets.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
    As at October 15, 1995, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of October 15, 1995, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL was the record owner of approximately 61.57% of the outstanding shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.

                              OTHER INFORMATION
    The Trust, which is a Massachusetts business trust established in 1985, was originally called Eaton Vance High Yield Municipals Trust. The Trust changed its name to Eaton Vance Municipals Trust on January 7, 1991. The Fund changed its name from EV Classic Georgia Tax Free Fund to EV Classic Georgia Municipals Fund on January 1, 1996 and to EV Traditional Georgia Municipals Fund on February 1, 1996.

                          TAX EQUIVALENT YIELD TABLE

    The table below gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7% under the regular federal income tax and Georgia State income tax laws and tax rates applicable for 1995.

                                                                                     A FEDERAL AND GEORGIA STATE
                                                      COMBINED                           TAX EXEMPT YIELD OF:
      SINGLE RETURN              JOINT RETURN        FEDERAL AND        4%     4.5%       5%     5.5%       6%     6.5%       7%
--------------------------  ----------------------    GA STATE     ----------------------------------------------------------------
                (TAXABLE INCOME)<F1>                TAX BRACKET<F2>           IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
--------------------------------------------------  -------------  ----------------------------------------------------------------
          Up to   $ 23,350        Up to   $ 39,000      20.10%        5.01%     5.63%    6.26%    6.88%    7.51%    8.14%    8.76%
       $ 23,351 - $ 56,550     $ 39,001 - $ 94,250      32.32         5.91      6.65     7.39     8.13     8.87     9.60    10.34
       $ 56,551 - $117,950     $ 94,251 - $143,600      35.14         6.17      6.94     7.71     8.48     9.25    10.02    10.79
       $117,951 - $256,500     $143,601 - $256,500      39.84         6.65      7.48     8.31     9.14     9.97    10.80    11.64
           Over   $256,500         Over   $256,500      43.22         7.05      7.93     8.81     9.69    10.57    11.45    12.33

<F1> Net amount subject to federal and Georgia personal income tax after deductions and exemptions.

<F2> The first tax bracket is calculated using the highest Georgia tax rate within the bracket. Taxpayers with taxable income within this bracket may have a lower combined bracket and taxable equivalent yield than indicated above. The combined tax rates assume that Georgia taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. The applicable federal tax rates within the brackets set forth above are 15%, 28%, 31%, 36% and 39.6%
     over the same ranges of income.

Note: The federal income tax portion of above-indicated combined income tax brackets does not take into account the effect of a reduction in the deductibility of itemized deductions (including Georgia State income taxes) for taxpayers with Adjusted Gross Income in excess of $114,700. The tax brackets also do not show the effects of phaseout of personal exemptions for single filers with Adjusted Gross Income in excess of $114,700 and joint filers with Adjusted Gross Income in excess of $172,050. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above.

Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield. No assurance can be given that EV Traditional Georgia Municipals Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations, the interest from which is exempt from the regular federal income tax and Georgia personal income taxes, other income received by the Portfolio and allocated to the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions except for Georgia personal income taxes. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the federal alternative minimum tax. The illustrations assume that the federal alternative minimum tax is not applicable and do not take into account any tax credits that may be available.

The information set forth above is as of the date of this Statement of Additional Information. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above. Investors should consult their tax adviser for additional information.

                    STATEMENT OF ADDITIONAL INFORMATION

                                   PART II

    This Part II provides information about EV TRADITIONAL KENTUCKY MUNICIPALS FUND. The investment objective of the Fund is to provide current income exempt from regular federal income tax and Kentucky state personal income taxes in the form of an investment exempt from the Kentucky intangibles tax. The Fund currently seeks to achieve its investment objective by investing its assets in the Kentucky Municipals Portfolio (the "Portfolio").

                            RISKS OF CONCENTRATION
    The following information as to certain Kentucky considerations is given to investors in view of the Portfolio's policy of concentrating its investments in Kentucky issuers. Such information supplements the information in the Prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of Kentucky issuers. Neither the Trust nor the Portfolio has independently verified this information.

    Because the Kentucky Constitution requires the vote of a majority of the state's electorate to approve the issuance of state general obligation indebtedness and requires the vote of two-thirds of a municipality's electorate to approve the issuance of general obligation indebtedness by any city, county, or other municipality within the state, most Kentucky state and local government indebtedness is issued not as general obligation indebtedness but as either debt payable only from revenues produced by the particular project or as indebtedness subject to biennial, in the case of the state, or annual, in the case of a local government, legislative appropriation for the payment of debt service. Such appropriation-backed indebtedness is customarily issued in the form of lease revenue bonds by a public authority or public holding company which uses the proceeds of the bonds to finance the particular public project and leases the project to the state or local government pursuant to a lease renewable each fiscal biennium (in the case of the state) or each fiscal year (in the case of a local government). Failure of the lessee government to renew the lease would terminate the lessee's obligation to make further rental payments and would leave the bondholders with recourse only against the property which was subject to the lease and any other security pledged for the payment of the bonds. An amendment to the state constitution approved by the electorate at the November 1994 general election authorizes the Kentucky General Assembly to enact legislation permitting local governments to issue general obligation indebtedness without voter approval but subject to prescribed limitations on the maximum amount of indebtedness that may be incurred based on the assessed value of the taxable property within the municipality and such additional limitations and conditions as may be prescribed by statute.

    The Kentucky General Assembly has not yet enacted any such enabling legislation and, therefore, appropriation-backed indebtedness continues to be the prevailing form of financing for local governments in Kentucky.

    The Commonwealth of Kentucky recently retired the last of its outstanding general obligation debt. In September 1994 S&P upgraded the rating of the State's appropriation-back debt from A to A+. Moody's and Fitch rate the State's appropriation-back debt as A and A+, respectively.

    Kentucky is an "average" state in terms of size and in terms of its proportion of the national economy. Kentucky has 1.5% of total U.S. population, 1.2% of total U.S. personal income, and 1.3% of total U.S. nonagricultural employment. However, during the latter part of the 1980's and throughout the 1990's, Kentucky's economy has outperformed the national average. During 1994 the unemployment rate in Kentucky averaged 5.4% as compared to the national average of 6.1%; nonagricultural employment in Kentucky grew 3.3% as compared to a national growth rate of 2.6%; and personal income in Kentucky grew 6.0% compared to a national growth rate of 5.3%.

    The Commonwealth of Kentucky's financial condition has steadily improved during the last three years. State General Fund revenue grew by 10.9% in fiscal year 1995 to a total of $5.15 billion. To avoid the need for state budget cuts in the event revenues do not meet expectations, a Budget Reserve Trust Fund was established with a $90 million deposit in fiscal year 1994. An additional $10 million was deposited into the Budget Reserve Trust Fund on in fiscal year 1995, bringing the balance to the targeted level of $100 million.

                              FEES AND EXPENSES
INVESTMENT ADVISER
    As of August 31, 1995, the Portfolio had net assets of $145,268,626. For the fiscal year ended August 31, 1995, the Portfolio paid BMR advisory fees of $595,483 (equivalent to 0.42% of the Portfolio's average daily net assets for such year). For the eleven months ended August 31, 1994, the Portfolio paid BMR advisory fees of $510,287 (equivalent to 0.41% (annualized) of the Portfolio's average daily net assets for such period). For the period from the Portfolio's start of business, February 1, 1993, to the fiscal year ended September 30, 1993, the Portfolio paid BMR advisory fees of $224,010 (equivalent to 0.37% (annualized) of the Portfolio's average daily net assets for such period). The Portfolio's Investment Advisory Agreement with BMR is dated October 13, 1992 and remains in effect until February 28, 1996. The Agreement may be continued as described under "Investment Adviser and Administrator" in Part I of this Statement of Additional Information.


ADMINISTRATOR
    As stated under "Investment Adviser and Administrator" in Part I of this Statement of Additional Information, the Administrator currently receives no compensation for providing administrative services to the Fund. For the fiscal year ended August 31, 1995 and for the period from the start of business, December 7, 1993, to the fiscal year ended August 31, 1994, $27,092, $9,744, respectively, of the Fund's operating expenses were allocated to the Administrator.

DISTRIBUTION PLAN
    Until February 1, 1996, the Fund will make payments under a Distribution Plan, which has been approved by the Fund's initial sole shareholder (Eaton Vance) and by the Board of Trustees of the Trust, as required by Rule 12b-1. During the fiscal year ended August 31, 1995, the Principal Underwriter paid to Authorized Firms sales commissions of $14,848 on sales of Fund shares. During the same period, the Fund paid sales commission payments under the Plan to the Principal Underwriter aggregating $15,262. Such payments reduced Uncovered Distribution Charges. During such period, contingent deferred sales charges aggregating approximately $840 were imposed on early redeeming shareholders and paid to the Principal Underwriter to reduce Uncovered Distribution Charges. As at August 31, 1995, the outstanding Uncovered Distribution Charges of the Principal Underwriter calculated under the Plan amounted to approximately $300,783 (which amount was equivalent to 16.5% of the Fund's net assets on such date). During the fiscal year ended August 31, 1995, the Fund paid service fee payments under the Plan aggregating $4,061, of which $3,929 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter. Commencing February 1, 1996, the Fund will make service fee payments pursuant to the Service Plan described in Part
I. See "Service Plan."


PRINCIPAL UNDERWRITER
    For the fiscal year ended August 31, 1995, the Fund paid the Principal Underwriter $157.50 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each such transaction).


CUSTODIAN
    For the fiscal year ended August 31, 1995, the Fund paid IBT $4,262 and the Portfolio paid IBT $35,132.


BROKERAGE
    For the fiscal year ended August 31, 1995, the eleven months ended August 31, 1994, and for the period from the start of business, February 1, 1993, to the fiscal year ended September 30, 1993, the Portfolio paid no brokerage commissions on portfolio transactions.


TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested
Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended August 31, 1995, the noninterested Trustees of the Trust and the Portfolio received the following compensation in their capacities as Trustees from the Fund and the Portfolio, and, for the year ended September 30, 1995, earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex\1/:

                               AGGREGATE     AGGREGATE      TOTAL COMPENSATION
                             COMPENSATION   COMPENSATION      FROM TRUST AND
NAME                           FROM FUND   FROM PORTFOLIO      FUND COMPLEX
----                         ------------  --------------   ------------------
Donald R. Dwight ..........       $0           $1,563\2/        $135,000\4/
Samuel L. Hayes, III ......        0            1,608\3/         150,000\5/
Norton H. Reamer ..........        0            1,631            135,000
John L. Thorndike .........        0            1,718            140,000
Jack L. Treynor ...........        0            1,647            140,000
----------
\1/ The Eaton Vance fund complex consists of 211 registered investment companies or series thereof.
\2/ Includes $393 of deferred compensation.
\3/ Includes $517 of deferred compensation.
\4/ Includes $35,000 of deferred compensation.
\5/ Includes $33,750 of deferred compensation.

                        ADDITIONAL OFFICER INFORMATION
    In addition to the officers of the Portfolio listed under "Officers of the Trust and the Portfolio" in Part I of this Statement of addtional Information, David C. Reilly (38) is a Vice President of the Portfolio. Mr. Reilly has served as a Vice President of the Portfolio since January 1, 1996. Mr. Reilly has been a Vice President of BMR since 1992 and Eaton Vance since 1991 and an employee of Eaton Vance since 1991. Prior to joining Eaton Vance, he was a Vice President and a municipal bond analyst at Sudder, Stevens & Clark (1984-
1991). Mr. Reilly is an officer of various investment companies managed by Eaton Vance or BMR.

                           PERFORMANCE INFORMATION
    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Fund from December 23, 1991 through August 31, 1995. The total return for the period prior to the Fund's commencement of operations on December 7, 1993 reflects the Portfolio's total return (or that of its predecessor) adjusted to reflect any applicable Fund sales charge. Such performance has not been adjusted to reflect the Fund's service fees and certain other expenses. The performance reflects the sales charge and fee structure for the Fund effective February 1, 1996.

                         VALUE OF A $1,000 INVESTMENT

                                                                                    TOTAL RETURN                TOTAL RETURN
                                              VALUE OF         VALUE OF        EXCLUDING SALES CHARGE      INCLUDING SALES CHARGE
                            INVESTMENT         INITIAL        INVESTMENT     --------------------------  --------------------------
    INVESTMENT PERIOD          DATE          INVESTMENT*      ON 8/31/95      CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
-------------------------  ------------    ---------------  ---------------  ------------  ------------  ------------  ------------
Life of the Fund             12/23/91          $962.48         $1,168.20        21.37%        5.39%         16.82%        4.30%
1 Year Ended 8/31/95          8/31/94          $962.38         $1,022.95         6.29%        6.29%          2.31%        2.31%

    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.

----------
 * Initial investment less the maximum sales charge of 3.75%. This sales charge is effective February 1, 1996. Prior thereto, Fund shares redeemed within one year of their purchase are subject to a contingent deferred sales charge of 1%.
** If a portion of the Fund's expenses had not been subsidized, the Fund would have had lower returns.

    For the thirty-day period ended August 31, 1995, the yield of the Fund was 4.28%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 4.28% would be 6.60%, assuming a combined federal and State tax rate of 35.14%. If a portion of the Fund's expenses had not been allocated to the Administrator, the Fund would have had a lower yield.

    The Fund's distribution rate (calculated on August 31, 1995 and based on the Fund's monthly distribution paid August 22, 1995) was 4.44%, and the Fund's effective distribution rate (calculated on the same date and based on the same monthly distribution) was 4.53%. If a portion of the Fund's expenses had not been allocated to the Administrator, the Fund would have had a lower distribution rate and effective distribution rate.

    See the Tax Equivalent Yield Table in this Part II for information concerning applicable tax rates and income brackes.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
    As at October 15, 1995, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of October 15, 1995, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL was the record owner of approximately 54.5% of the outstanding shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. In addition as of October 15, 1995, Samuel R. Rechter and Bonnie J. Rechter, JTWROS, Louisville, KY, owned beneficially and of record 5.18% of the outstanding shares of the Fund. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.

                              OTHER INFORMATION
    The Trust, which is a Massachusetts business trust established in 1985, was originally called Eaton Vance High Yield Municipals Trust. The Trust changed its name to Eaton Vance Municipals Trust on January 7, 1991. The Fund changed its name from EV Classic Kentucky Tax Free Fund to EV Classic Kentucky Municipals Fund on January 1, 1996 and to EV Traditional Kentucky Municipals Fund on February 1, 1996.

                          TAX EQUIVALENT YIELD TABLE
    The tables below give the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7% under the regular federal income tax and Kentucky State income tax laws, and intangibles tax laws and tax rates applicable for 1995.


                                                                                     A FEDERAL AND KENTUCKY STATE
                                                      COMBINED                           TAX EXEMPT YIELD OF:
      SINGLE RETURN              JOINT RETURN        FEDERAL AND        4%      4.5%      5%      5.5%      6%      6.5%      7%
--------------------------  ----------------------    KY STATE     ----------------------------------------------------------------
                (TAXABLE INCOME<F1>)                TAX BRACKET<F2>           IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
--------------------------------------------------  -------------  ----------------------------------------------------------------
            Up to $ 23,350          Up to $ 39,000     20.10%         5.01%     5.63%    6.26%    6.88%    7.51%    8.14%    8.76%
       $ 23,351 - $ 56,550     $ 39,001 - $ 94,250     32.32          5.91      6.65     7.39     8.13     8.87     9.60    10.34
       $ 56,551 - $117,950     $ 94,251 - $143,600     35.14          6.17      6.94     7.71     8.48     9.25    10.02    10.79
       $117,951 - $256,500     $143,601 - $256,500     39.84          6.65      7.48     8.31     9.14     9.97    10.80    11.64
           Over   $256,500         Over   $256,500     43.22          7.05      7.93     8.81     9.69    10.57    11.45    12.33

      SINGLE RETURN              JOINT RETURN                           4%      4.5%      5%      5.5%      6%      6.5%      7%
--------------------------  ----------------------           ----------------------------------------------------------------------
                (TAXABLE INCOME<F1>)                         TAXABLE EQUIVALENT YIELD REFLECTING EXEMPTION FROM INTANGIBLES TAX<F3>:
--------------------------------------------------           ----------------------------------------------------------------------
            Up to $ 23,350          Up to $ 39,000                    5.36%     5.99%    6.61%    7.23%    7.86%    8.48%    9.11%
       $ 23,351 - $ 56,550     $ 39,001 - $ 94,250                    6.33      7.07     7.80     8.54     9.28    10.01    10.75
       $ 56,551 - $117,950     $ 94,251 - $143,600                    6.61      7.37     8.14     8.91     9.68    10.45    11.22
       $117,951 - $256,500     $143,601 - $256,500                    7.12      7.95     8.78     9.61    10.44    11.27    12.10
           Over   $256,500         Over   $256,500                    7.55      8.42     9.30    10.18    11.06    11.94    12.82


<F1> Net amount subject to federal and Kentucky personal income tax after deductions and exemptions.

<F2> The first tax bracket is calculated using the highest Kentucky tax rate within the bracket. Taxpayers with taxable income within this bracket may have a lower combined bracket and taxable equivalent yield than indicated above. The combined tax rates assume that Kentucky taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. The applicable federal tax rates within the brackets set forth above are 15%, 28%, 31%, 36% and 39.6%
     over the same ranges of income. The Kentucky State income tax is 6%, and the intangibles tax as a percentage of income is 5.0%.

Note: The federal income tax portion of above-indicated combined income tax brackets does not take into account the effect of a reduction in the deductibility of itemized deductions (including Kentucky state income taxes) for taxpayers with Adjusted
     Gross Income in excess of $114,700. The tax brackets also do not show the effects of phaseout of personal exemptions for single filers with Adjusted Gross Income in excess of $114,700 and joint filers with Adjusted Gross Income in excess of
     $172,050. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated
     above.

<F3> The Kentucky intangibles tax on stocks, bonds, notes and other evidences of debt is 25 cents on every $100 of the value thereof. An example of the effect of the Kentucky intangibles tax on the combined tax brackets of taxpayers is as follows: A
     $10,000 investment subject to the tax would require payment of $25 annually in intangibles taxes. If the investment yielded
     5.5% annually or $550, the intangibles tax as a percentage of income would be $25/$550 or 4.55%. If a taxpayer owning such an investment were in the 6% state income tax bracket, he or she would be paying combined state taxes as a percentage of income of 6% plus 4.55% or 10.55%. Assuming the deductibility of these taxes as itemized deductions and that such taxpayer were in the 36% federal income tax bracket, the taxpayer would then be in a 42.75% [36% + (1 - .36) X 10.55%] combined tax bracket with respect to such investment. This is higher than the 39.84% combined tax bracket without taking into account the intangibles tax.

Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield. No assurance can be given that EV Traditional Kentucky Municipals Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations, the interest from which is exempt from the regular federal income tax and Kentucky personal income taxes, other income received by the Portfolio and allocated to the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions except for Kentucky personal income taxes. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the federal alternative minimum tax. The illustrations assume that the federal alternative minimum tax is not applicable and do not take into account any tax credits that may be available.

The information set forth above is as of the date of this Statement of Additional Information. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above. Investors should consult their tax adviser for additional information.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II

    This Part II provides information about EV TRADITIONAL LOUISIANA MUNICIPALS FUND. The investment objective of the Fund is to provide current income exempt from regular federal income tax and Louisiana State individual and corporate income taxes. The Fund currently seeks to achieve its investment objective by investing its assets in the Louisiana Municipals Portfolio (the "Portfolio").

                            RISKS OF CONCENTRATION
    The following information as to certain Louisiana considerations is given to investors in view of the Portfolio's policy of concentrating its investments in Louisiana issuers. Such information supplements the information in the Prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of Louisiana issuers. Neither the Trust nor the Portfolio has independently verified this information.

    In 1991, the Louisiana Legislature enacted the Louisiana Riverboat Economic Development and Gaming Control Act ("Act 753") to assist the growth of tourism by the development of a riverboat industry in the State authorized to operate regulated gaming activities. Act 753 designates certain rivers and waterways in the State upon which riverboat gaming may be conducted and provides for the creation of a gaming commission known as the Riverboat Gaming Commission (the "Riverboat Commission"), and for the creation of the Riverboat Gaming Enforcement Division (the "Enforcement Division"). The Enforcement Division is responsible for investigation of license and permit applications. The Riverboat Commission has the responsibility of licensing, regulating and inspecting riverboat gaming facilities and enforcing Act 753 and regulations promulgated thereunder. Act 753 allows the issuance of up to fifteen licenses to conduct gaming activities on riverboats of new construction (built after January 1, 1992); provided that, no more than six licenses may be granted for the operation of riverboat gaming in any one parish. As of January 1, 1995 there were 10 riverboats in operation in Louisiana, including two riverboats in Orleans Parish, two riverboats in other parts of the New Orleans metropolitan area, two in Baton Rouge, one in Lake Charles, and three in Shreveport/Bossier City. Act 753 imposes annual license fees for gaming employee, manufacture, supplies and other permits. In addition, there is a license fee equal to 3.5% of net gaming proceeds and a franchise fee equal to 15% of net gaming proceeds. Of the 3.5% fee, up to 0.5% can be used to meet the expenses of the Riverboat Gaming Commission; the remainder of the 3.5% shall be used by the Enforcement Division to meet its regular, administrative, investigative and enforcement expenses. The 15% franchise fees are to be deposited to the credit of the State General Fund. The official forecast for riverboat gaming revenues is $30 million for fiscal year 1994-95 and $200 million for fiscal year 1995-96.


    For fiscal 1996, the State failed to receive a Section 1115 waiver from the U.S. Department of Health and Human Services resulting in a significant reduction of federal funding for its health care programs. As a result, the State faces a large operating gap for its fiscal 1996 budget. At this time, it is uncertain as to how the State plans to close the fiscal gap and how it will affect the creditworthiness of State obligations and related debt.


    In 1991, the Louisiana Legislature enacted the Video Draw Poker Devices Control Law (the "Act 1062") for the purpose of regulating and licensing the use and operation of video draw poker devices through the video gaming division (the "Video Division") of the gaming enforcement section of the office of the State police. Act 1062 imposes annual license fees and a franchise payment equal to 22.5% of the net device revenue derived from the operation of each device. The forecast of Video Draw Poker gaming revenue is $38 million for fiscal year 1994-1995 and $150 million for fiscal year 1995-1996.

    In 1992, Act 384 of the Louisiana Legislature created the Louisiana Economic Development and Gaming Corporation (the "LEDGC") for the purpose of contracting with a casino operator to provide for or furnish an official gaming establishment and to conduct casino gaming operations at the official gaming establishment (the "Permanent Casino"). Act 384 directs that the Permanent Casino be located on the site of the Rivergate Convention Center in New Orleans. The LEDGC has entered into a contract ("Contract") with Harrah's Jazz Company ("Company"), a general partnership owned equally by Harrah's New Orleans Investment Company, New Orleans/Louisiana Development Corporation and Grand Palais Casino Inc. Pursuant to the Contract, the Company is currently operating a Temporary Casino until the expected opening of the Permanent Casino in April of 1996. Pursuant to the Contract, the Company is required to pay an amount equal to 25% of its gross gaming revenue to the LEDGC during operation of the Temporary Casino. To date, the Temporary Casino has failed to match revenue projections. Upon the opening of the Permanent Casino, the Company will be required to make a payment to the LEDGC in an amount equal to the greater of $100 million and an amount that is 18.5% of the gross gaming revenues of the Company. Each quarter, the LEDGC must transfer to the State Treasury for deposit in the Casino Gaming Proceeds Fund net revenues which are surplus to its needs. Such revenues will be first credited to the Bond Security and Redemption Fund before being credited to the Casino Gaming Proceeds Fund. Monies in the Casino Gaming Proceeds Fund may be allocated or expended only pursuant to legislative appropriation.

    On January 23, 1995, the Legislative Auditor, as the result of his financial and compliance audit of the State's general purpose financial statements as of and for the fiscal year 1993-94, issued a qualified audit opinion on those statements.

                              FEES AND EXPENSES
INVESTMENT ADVISER
    As of August 31, 1995, the Portfolio had net assets of $34,308,679. For the fiscal year ended August 31, 1995, absent a fee reduction, the Portfolio would have paid BMR advisory fees of $73,471 (equivalent to 0.23% of the Portfolio's average daily net assets for such year). To enhance the net income of the Portfolio, BMR made a reduction of its advisory fee in the amount of $36,188. For the period from the Portfolio's start of business, February 1, 1994, to the fiscal year ended August 31, 1994, absent a fee reduction, the Portfolio would have paid BMR advisory fees of $34,790 (equivalent to 0.21% (annualized) of the Portfolio's average daily net assets for such period). To enhance the net income of the Portfolio, BMR made a reduction of its advisory fee in the amount of $31,760. The Portfolio's Investment Advisory Agreement with BMR is dated February 1, 1994 and remains in effect until February 28, 1996. The Agreement may be continued as described under "Investment Adviser and Administrator" in Part I of this Statement of Additional Information.

ADMINISTRATOR
    As stated under "Investment Adviser and Administrator" in Part I of this Statement of Additional Information, the Administrator currently receives no compensation for providing administrative services to the Fund. For the fiscal year ended August 31, 1995, and for the period from the start of business, February 14, 1994, to the fiscal year ended August 31, 1994, $10,912 and $12,236, respectively, of the Fund's operating expenses were allocated to the Administrator.

DISTRIBUTION PLAN
    Until February 1, 1996, the Fund will make payments under a Distribution Plan, which has been approved by the Fund's initial sole shareholder (Eaton Vance) and by the Board of Trustees of the Trust, as required by Rule 12b-1. During the fiscal year ended August 31, 1995, the Principal Underwriter paid to Authorized Firms sales commissions of $19,393 on sales of Fund shares. During the same period, the Fund paid sales commission payments under the Plan to the Principal Underwriter aggregating $19,870. Such payments reduced Uncovered Distribution Charges. During such period, contingent deferred sales charges aggregating aproximately $284 were imposed on early redeeming shareholders and paid to the Principal Underwriter to reduce Uncovered Distribution Charges. As at August 31, 1995, the outstanding Uncovered Distribution Charges of the Principal Underwriter calculated under the Plan amounted to approximately $252,000 (which amount was equivalent to 10.6% of the Fund's net assets on such date). During the fiscal year ended August 31, 1995, the Fund paid service fee payments under the Plan aggregating $5,262, of which $5,171 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter. Commencing February 1, 1996, the Fund will make service fee payments pursuant to the Service Plan described in Part
I. See "Service Plan".


PRINCIPAL UNDERWRITER
    For the fiscal year ended August 31, 1995, the Fund paid the Principal Underwriter $82.50 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each such transaction).


CUSTODIAN
    For the fiscal year ended August 31, 1995, the Fund paid IBT $1,675 and the Portfolio paid IBT $975.


BROKERAGE
    For the fiscal year ended August 31, 1995 and for the period from the start of business, February 1, 1994, to the fiscal year ended August 31, 1994, the Portfolio paid no brokerage commissions on portfolio transactions.


TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and of the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended August 31, 1995, the noninterested Trustees of the Trust and the Portfolio received the following compensation in their capacities as Trustees from the Fund and the Portfolio, and, for the year ended September 30, 1995, earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex\1/:

                            AGGREGATE       AGGREGATE       TOTAL COMPENSATION
                           COMPENSATION    COMPENSATION       FROM TRUST AND
  NAME                      FROM FUND     FROM PORTFOLIO       FUND COMPLEX
  ----                     ------------   --------------    ------------------
  Donald R. Dwight .......    $0              $333\2/           $135,000\4/
  Samuel L. Hayes, III ...     0               322\3/            150,000\5/
  Norton H. Reamer .......     0               314               135,000
  John L. Thorndike ......     0               318               140,000
  Jack L. Treynor ........     0               343               140,000
----------
\1/ The Eaton Vance fund complex consists of 211 registered investment companies or series thereof.
\2/ Includes $83 of deferred compensation.
\3/ Includes $103 of deferred compensation.
\4/ Includes $35,000 of deferred compensation.
\5/ Includes $33,750 of deferred compensation.

                           PERFORMANCE INFORMATION
    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Fund from October 2, 1992 through August 31, 1995 and for the one-year period ended August 31, 1995. The total return for the period prior to the Fund's commencement of operations on February 14, 1994 reflects the Portfolio's total return (or that of its predecessor) adjusted to reflect any applicable Fund sales charge. The total return for such prior period has not been adjusted to reflect the Fund's service fees and certain other expenses. The performance reflects the sales charge and fee structure for the Fund effective February 1, 1996.

                         VALUE OF A $1,000 INVESTMENT

                                                                                 TOTAL RETURN                  TOTAL RETURN
                                                             VALUE OF       EXCLUDING SALES CHARGE        INCLUDING SALES CHARGE
        INVESTMENT           INVESTMENT      AMOUNT OF      INVESTMENT   ----------------------------  ----------------------------
          PERIOD                DATE        INVESTMENT*     ON 8/31/95    CUMULATIVE     ANNUALIZED     CUMULATIVE     ANNUALIZED
          ------               ------         -------         ------     -------------  -------------  -------------  -------------
Life of the Fund**            10/02/92        $962.54       $1,167.56       21.30%          6.86%         16.75%          5.46%
1 Year Ended 8/31/95**         8/31/94        $962.40       $1,009.35        4.88%          4.88%          0.95%          0.95%

    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.
------------
 *Initial investment less the maximum sales charge of 3.75%. This sales charge is effective February 1, 1996. Prior thereto, Fund shares redeemed within one year of their purchase are subject to a contingent deferred sales charge of 1%.
**If a portion of the Portfolio's and/or the Fund's expenses had not been subsidized, the Fund would have had lower returns.

    For the thirty-day period ended August 31, 1995, the yield of the Fund was 4.56%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 4.56% would be 7.03%, assuming a combined federal and State tax rate of 35.14%. If a portion of the Portfolio's and the Fund's expenses had not been allocated to the Investment Adviser and the Administrator, respectively, the Fund would have had a lower yield.

    The Fund's distribution rate (calculated on August 31, 1995 and based on the Fund's monthly distribution paid August 22, 1995) was 4.69%, and the Fund's effective distribution rate (calculated on the same date and based on the same monthly distribution) was 4.79%. If a portion of the Portfolio's and the Fund's expenses had not been allocated to the Investment Adviser and the Administrator, respectively, the Fund would have had a lower distribution rate and effective distribution rate.

    See the Tax Equivalent Yield Table in this Part II for information concerning applicable tax rates and income brackets.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
    As at October 13, 1995, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of October 13, 1995, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL was the record owner of approximately 44.2% of the outstanding shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. In addition, as of the same date, the following shareholders owned of record the percentages of outstanding shares indicated after their names: Rozelle Hahn MD, Benton, LA 71006-4230 (7.3%); PaineWebber for the benefit of Brigette and Charles Belair tennants in common, Belle Chasse, LA 70037-2630 (5.7%); and PaineWebber for the benefit of William E. Wynne, New Orleans, LA 70124-2643 (5.2%). To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.

                              OTHER INFORMATION
    The Trust, which is a Massachusetts business trust established in 1985, was originally called Eaton Vance High Yield Municipals Trust. The Trust changed its name to Eaton Vance Municipals Trust on January 7, 1991. The Fund changed its name from EV Classic Louisiana Tax Free Fund to EV Classic Louisiana Municipals Fund on January 1, 1996 and to EV Traditional Louisiana Municipals Fund on February 1, 1996.

                          TAX EQUIVALENT YIELD TABLE
    The table below gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7% under the regular federal income tax and Louisiana State income tax laws and tax rates applicable for 1995.


                                                                                     A FEDERAL AND LOUISIANA STATE
                                                       COMBINED                           TAX EXEMPT YIELD OF:
      SINGLE RETURN              JOINT RETURN         FEDERAL AND       4%     4.5%       5%     5.5%       6%     6.5%       7%
--------------------------  ----------------------     LA STATE     ---------------------------------------------------------------
                (TAXABLE INCOME)<F1>                 TAX BRACKET<F2>         IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
--------------------------------------------------  --------------  ---------------------------------------------------------------
            Up to $ 23,350          Up to $ 39,000      18.40%         4.90%    5.51%    6.13%    6.74%    7.35%    7.97%    8.58%
       $ 23,351 - $ 56,550     $ 39,001 - $ 94,250      32.32          5.91%    6.65%    7.39%    8.13%    8.87%    9.60%   10.34%
       $ 56,551 - $117,950     $ 94,251 - $143,600      35.14          6.17%    6.94%    7.71%    8.48%    9.25%   10.02%   10.79%
       $117,951 - $256,500     $143,601 - $256,500      39.84          6.65%    7.48%    8.31%    9.14%    9.97%   10.80%   11.64%
           Over - $256,500         Over - $256,500      43.22          7.05%    7.93%    8.81%    9.69%   10.57%   11.45%   12.33%

<F1> Net amount subject to federal and Louisiana personal income tax after deductions and exemptions.


<F2> Tax brackets are calculated using the highest Louisiana tax rate within the brackets. Taxpayers with taxable income within these brackets may have a lower combined bracket and taxable equivalent yield than indicated above. The combined tax rates assume that Louisiana taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. The applicable federal tax rates within each of these combined brackets are 15%, 28%, 31% and 39.6%


Note: The federal income tax portion of above-indicated combined income tax brackets does not take into account the effect of a reduction in the deductibility of itemized deductions (including Louisiana State income taxes) for taxpayers with adjusted gross income in excess of $114,700. The tax brackets also do not show the effects of phaseout of personal exemptions for single filers with adjusted gross income in excess of $114,700 and joint filers with adjusted gross income in excess of $172,050. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above.


Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield. No assurance can be given that EV Traditional Louisiana Municipals Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations, the interest from which is exempt from the regular federal income tax and Louisiana personal income taxes, other income received by the Portfolio and allocated to the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions except for Louisiana personal income taxes. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the federal alternative minimum tax. The illustrations assume that the federal alternative minimum tax is not applicable and do not take into account any tax credits that may be available.

The information set forth above is as of the date of this Statement of Additional Information. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above. Investors should consult with their tax adviser for additional information.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II

    This Part II provides information about EV TRADITIONAL MARYLAND MUNICIPALS FUND. The investment objective of the Fund is to provide current income exempt from regular federal income tax and Maryland State and local income taxes. The Fund currently seeks to achieve its investment objective by investing its assets in the Maryland Municipals Portfolio (the "Portfolio").

                            RISKS OF CONCENTRATION

    The following information as to certain Maryland considerations is given to investors in view of the Portfolio's policy of concentrating its investments in Maryland issuers. Such information supplements the information in the Prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of Maryland issuers. Neither the Trust nor the Portfolio has independently verified this information.

    Generally Maryland has been among the most heavily indebted of the states, although its position is more moderate with the inclusion of local debt, reflecting in part the State assumption several years ago of a substantial portion of local school construction costs. The State became concerned over its debt levels and, following recommendations of a debt affordability committee, has practiced restraint in borrowing. Resources have also expanded and debt ratios have fallen. Capital borrowing plans are reasonable and designed not to increase debt levels. Recently, major infrastructure projects undertaken, including a light rail line, a stadium, and airport and convention center improvements, have been financed primarily by revenue-backed or other non-general obligation financings.

    The public indebtedness of Maryland and its instrumentalities is divided into three basic types. The State, as well as the various counties and municipalities of the State, issues general obligation bonds payable from ad valorem taxes for capital improvements. The Department of Transportation of Maryland issues limited, special obligation bonds for transportation purposes payable primarily from specific, fixed-rate excise taxes and other revenues related mainly to highway use. Certain authorities, as well as several local governments, issue obligations payable solely from identified taxes or revenue streams, including loan obligations from nonprofits, companies or other private entities, and for which the State or local government has no liability and has given no moral obligation assurance. The State, its agencies and departments and the various localities also enter into municipal leases or installment purchase obligations. Such a lease is not a general obligation of the municipality for which the municipality's taxing power is pledged but is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease. Such municipal leases generally contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease payments in future years unless money is appropriated for such purpose on a yearly basis.

    During fiscal year 1991 through 1993, the State experienced budgetary problems caused by a national recession. To address revenue shortfalls and expanded expenditure requirements the State increased tax and other revenues, curtailed various programs and transferred funds from various reserve accounts. The State ended its fiscal year 1994 with a General Fund surplus on a budgetary basis of approximately $60.0 million, and ended its fiscal year 1995 with a General Fund surplus on a budgetary basis of approximately $26.5 million (excluding $106 million to be applied to the fiscal year 1996 budget) and $286.1 million in the Revenue Stabilization Account of the State Reserve Fund. When the fiscal year 1996 budget was enacted, it was anticipated that the year-end General Fund surplus on a budgetary basis would be approximately $7.8 million and that there would be $370.9 million in the State's Revenue Stabilization Account. The State currently projects the year-end General Fund surplus on a budgetary basis to be approximately $34.3 million and the balance in the Revenue Stabilization Account to be approximately $51.8 million. Fiscal year 1995 revenues for the General Fund were $7.09 billion; fiscal 1996 revenues for the General Fund are anticipated to be $7.43 billion.


                              FEES AND EXPENSES
INVESTMENT ADVISER
    As of August 31, 1995, the Portfolio had net assets of $115,004,176. For the fiscal year ended August 31, 1995, the Portfolio paid BMR advisory fees of $459,907 (equivalent to 0.40% of the Portfolio's average daily net assets for such year). For the eleven months ended August 31, 1994, the Portfolio paid BMR advisory fees of $390,773 (equivalent to 0.39% (annualized) of the Portfolio's average daily net assets for such period). For the period from the Portfolio's start of business, February 1, 1993, to the fiscal year ended September 30, 1993, absent a fee reduction, the Portfolio would have paid BMR, advisory fees of $153,778 (equivalent to 0.34% (annualized) of the Portfolio's average daily net assets for such period). To enhance the net income of the Portfolio, BMR made a reduction of its advisory fee in the amount of $11,256. The Portfolio's Investment Advisory Agreement with BMR is dated October 13, 1992 and remains in effect until February 28, 1996. The Agreement may be continued as described under "Investment Adviser and Administrator" in Part I of this Statement of Additional Information.


ADMINISTRATOR
    As stated under "Investment Adviser and Administrator" in Part I of the Statement of Additional Information, the Administrator currently receives no compensation for providing administrative services to the Fund. For the fiscal year ended August 31, 1995 and for the period from the start of business, December 10, 1993, to the fiscal year ended August 31, 1994, $19,261 and $18,532, respectively, of the Fund's operating expenses were allocated to the Administrator.


DISTRIBUTION PLAN
    Until February 1, 1996, the Fund will make payments under a Distribution Plan, which has been approved by the Fund's initial sole shareholder (Eaton Vance) and by the Board of Trustees of the Trust, as required by Rule 12b-1. During the fiscal year ended August 31, 1995, the Principal Underwriter paid to Authorized Firms sales commissions of $6,688 on sales of Fund shares. During the same period, the Fund paid sales commission payments under the Plan to the Principal Underwriter aggregating $7,199. Such payments reduced Uncovered Distribution Charges. During such period, contingent deferred sales charges aggregating approximately $33 were imposed on early redeeming shareholders and paid to the Principal Underwriter to reduce Uncovered Distribution Charges. As at August 31, 1995, the outstanding Uncovered Distribution Charges of the Principal Underwriter calculated under the Plan amounted to approximately $93,000 (which amount was equivalent to 9.9% of the Fund's net assets on such date). During the fiscal year ended August 31, 1995, the Fund paid service fee payments under the Plan aggregating $1,934, of which $1,756 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter. Commencing February 1, 1996, the Fund will make service fee payments pursuant to the Service Plan described in Part I. See "Service Plan".


PRINCIPAL UNDERWRITER
    For the fiscal year ended August 31, 1995, the Fund paid the Principal Underwriter $27.50 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each such transaction).


CUSTODIAN
    For the fiscal year ended August 31, 1995, the Fund paid IBT $4,183 and the Portfolio paid IBT $16,357.


BROKERAGE
    For the fiscal year ended August 31, 1995, the eleven months ended August 31, 1994, and for the period from the start of business, February 1, 1993, to the fiscal year ended September 30, 1993, the Portfolio paid no brokerage commissions on portfolio transactions.


TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested
Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended August 31, 1995, the noninterested Trustees of the Trust and the Portfolio received the following compensation in their capacities as Trustees from the Fund and the Portfolio, and, for the year ended September 30, 1995, earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex\1/:


                                 AGGREGATE      AGGREGATE     TOTAL COMPENSATION
                                COMPENSATION   COMPENSATION     FROM TRUST AND
  NAME                            FROM FUND   FROM PORTFOLIO     FUND COMPLEX
  ----                          ------------  --------------  -----------------
Donald R. Dwight ......             $0           $1,563\2/         $135,000\4/
Samuel L. Hayes, III ..              0            1,608\3/          150,000\5/
Noton H. Reamer .......              0            1,630             135,000
John L. Thorndike .....              0            1,718             140,000
Jack L. Treynor .......              0            1,647             140,000
----------
\1/ The Eaton Vance fund complex consists of 211 registered investment companies or series thereof.
\2/ Includes $393 of deferred compensation.
\3/ Includes $517 of deferred compensation.
\4/ Includes $35,000 of deferred compensation.
\5/ Includes $33,750 of deferred compensation.

                        ADDITIONAL OFFICER INFORMATION


    In addition to the officers of the Portfolio listed under "Officers of the Trust and the Portfolio" in Part I of this Statement of Additional Information, Timothy T. Browse (36) is a Vice President of the Portfolio. Mr. Browse has served as a Vice President of the Portfolio since June 19, 1995. Mr. Browse has been a Vice President of BMR and Eaton Vance since 1993 and an employee of Eaton Vance since 1992. Mr. Browse is an officer of various investment companies managed by Eaton Vance or BMR. Prior to joining Eaton Vance, Mr. Browse was a Municipal Bond Trader -- Fidelity Management & Research Company (1987-1992).


                           PERFORMANCE INFORMATION


    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Fund from February 3, 1992 through August 31, 1995 and for the one year period ended August 31, 1995. The total return for the period prior to the Fund's commencement of operations on December 10, 1993 reflects the Portfolio's total return (or that of its predecessor) adjusted to reflect any applicable Fund sales charge. The total return for such prior period has not been adjusted to reflect the Fund's service fees and certain other expenses. The performance reflects the sales charge and fee structure for the Fund effective February 1, 1996.

                         VALUE OF A $1,000 INVESTMENT

                                                                                  TOTAL RETURN                 TOTAL RETURN
                                                             VALUE OF        EXCLUDING SALES CHARGE       INCLUDING SALES CHARGE
        INVESTMENT           INVESTMENT      AMOUNT OF      INVESTMENT    ----------------------------  ---------------------------
          PERIOD                DATE        INVESTMENT<F1>  ON 8/31/95     CUMULATIVE     ANNUALIZED     CUMULATIVE     ANNUALIZED
--------------------------  -------------  --------------  -------------  -------------  -------------  -------------  ------------
Life of the Fund<F2>           2/3/92         $962.54        $1,194.22       24.07%          6.22%         19.42%          5.09%
1 Year Ended 8/31/95<F2>       8/31/94        $962.38        $1,028.87        6.91%          6.91%          2.90%          2.90%

    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.
------------

<F1> Initial investment less the maximum sales charge of 3.75%. This sales charge is effective February 1, 1996. Prior thereto,
     Fund shares redeemed within one year of their purchase are subject to a contingent deferred sales charge of 1%.
<F2> If a portion of the Portfolio's and/or the Fund's expenses had not been subsidized, the Fund would have had lower returns.

    For the thirty-day period ended August 31, 1995, the yield of the Fund was 4.32%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 4.32% would be 6.81%, assuming a combined federal and State tax rate of 36.52%. If a portion of the Fund's expenses had not been allocated to the Administrator, the Fund would have had a lower yield.

    The Fund's distribution rate (calculated on August 31, 1995 and based on the Fund's monthly distribution paid August 22, 1995) was 4.36%, and the Fund's effective distribution rate (calculated on the same date and based on the same monthly distribution) was 4.45%. If a portion of the Fund's expenses had not been allocated to the Administrator, the Fund would have had a lower distribution rate and effective distribution rate.

    See the Tax Equivalent Yield Table in this Part II for information concerning applicable tax rates and income brackets.

                                    TAXES


    The Fund will not be subject to Maryland corporate income tax, provided that, if there exists sufficient nexus between the State of Maryland and the Fund to enable Maryland to tax the Fund, then the Fund will not be subject to the corporate income tax for a taxable year if the Fund distributes to shareholders all of its net investment income for such year.

    The Fund will not be subject to Maryland financial institution franchise taxes.

    Obligations held by the Fund will not be subject to Maryland personal property tax.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

    As of October 13, 1995, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of October 13, 1995, the following shareholders owned beneficially and of record, the percentages of shares of the Fund indicated after their names: Calvert R. Bregel, Glen Arm, MD (19.1%); Cecile B. Taubman, Baltimore, MD (10.4%); and Paine Webber for the Benefit of William J. Shaw, Potomac, MD (7.8%). To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.

                              OTHER INFORMATION


    The Trust, which is a Massachusetts business trust established in 1985, was originally called Eaton Vance High Yield Municipals Trust. The Trust changed its name to Eaton Vance Municipals Trust on January 7, 1991. The Fund changed its name from EV Classic Maryland Tax Free Fund to EV Classic Maryland Municipals Fund on January 1, 1996 and to EV Traditional Maryland Municipals Fund on February 1, 1996.

                          TAX EQUIVALENT YIELD TABLE

    The table below gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7% under the regular federal income tax and Maryland State income tax laws and tax rates applicable for 1995.


                                                  COMBINED                    A FEDERAL AND MARYLAND STATE AND LOCAL
                                                FEDERAL AND                            TAX EXEMPT YIELD OF:
     SINGLE RETURN           JOINT RETURN         MD STATE        4%       4.5%       5%       5.5%       6%       6.5%       7%
-----------------------  --------------------    AND LOCAL     --------------------------------------------------------------------
              (TAXABLE INCOME<F1>)             TAX BRACKET<F2>              IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
---------------------------------------------  --------------  --------------------------------------------------------------------
         Up to $ 23,350        Up to $ 39,000      21.80%       5.12%     5.75%     6.39%      7.03%     7.67%     8.31%     8.95%
    $ 23,351 - $ 56,550   $ 39,001 - $ 94,250      33.76        6.04      6.79      7.55       8.30      9.06      9.81     10.57
    $ 56,551 - $117,950   $ 94,251 - $143,600      36.52        6.30      7.09      7.88       8.66      9.45     10.24     11.03
    $117,951 - $256,500   $143,601 - $256,500      41.12        6.79      7.64      8.49       9.34     10.19     11.04     11.89
          Over $256,500         Over $256,500      44.43        7.20      8.10      9.00       9.90     10.80     11.70     12.60

<F1> Net amount subject to federal and Maryland State and local personal income taxes after deductions and exemptions.


<F2> Tax brackets are calculated using the highest Maryland State and local tax rate within the brackets. Taxpayers with taxable income within these brackets may have a lower combined bracket and taxable equivalent yield than indicated above. The illustration assumes the taxpayer is subject to a local income tax which is 60% of the State rate. The combined tax rates assume that Maryland taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. The applicable federal tax rates within the brackets set forth above are 15%, 28%, 31%, 36% and 39.6% over the same ranges of income.

Note: The federal income tax portion of above-indicated combined income tax brackets does not take into account the effect of a reduction in the deductibility of itemized deductions (including Maryland State and local income taxes) for taxpayers with adjusted gross income in excess of $114,700. The tax brackets also do not show the effects of phaseout of personal exemptions for single filers with adjusted gross income in excess of $114,700 and joint filers with adjusted gross income in excess of $172,050. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above.

Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield. No assurance can be given that EV Traditional Maryland Municipals Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations, the interest from which is exempt from the regular federal income tax and Maryland State personal income taxes, other income received by the Portfolio and allocated to the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions except for Maryland State personal income taxes. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the federal alternative minimum tax. The illustrations assume that the federal alternative minimum tax is not applicable and do not take into account any tax credits that may be available.

The information set forth above is as of the date of this Statement of Additional Information. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above. Investors should consult their tax adviser for additional information.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II


    This Part II provides information about EV TRADITIONAL MISSOURI MUNICIPALS FUND. The investment objective of the Fund is to provide current income exempt from regular federal income tax and Missouri State personal income taxes. The Fund currently seeks to achieve its investment objective by investing its assets in the Missouri Municipals Portfolio (the "Portfolio").


                            RISKS OF CONCENTRATION
    The following information as to certain Missouri considerations is given to investors in view of the Portfolio's policy of concentrating its investments in Missouri issuers. Such information supplements the information in the Prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of Missouri issuers. Neither the Trust nor the Portfolio has independently verified this information.

    While Missouri has a diverse economy with a distribution of earnings and employment among manufacturing, trade and service sectors closely approximating the average national distribution, the national economic recession of the early 1980's had a disproportionately adverse impact on the economy of Missouri. However, since the 1980 to 1983 recession periods, Missouri unemployment levels generally approximated or slightly exceeded the national average. The St. Louis and Kansas City metropolitan areas are important contributors to the Missouri economy. Economic reversals in either of these two areas would have a major impact on the overall economic condition of the State of Missouri. Additionally, the State of Missouri has a significant agricultural sector which is experiencing farm-related problems comparable to those which are occurring in other states. To the extent that these problems were to intensify, there could possibly be an adverse impact on the overall economic condition of the State.

    Defense related business plays an important role in Missouri's economy. In addition to the large number of civilians employed at the various military installations and training bases in the State, aircraft and related businesses in Missouri are the recipients of substantial annual dollar volumes of defense contract awards. McDonnell Douglas Corporation, the State's largest employer, received the second largest dollar amount of defense contracts in the United States in 1994. There can be no assurances there will not be further changes in the levels of military appropriations, and, to the extent that further changes in military appropriations are enacted by the United States Congress, Missouri could be disproportionately affected.

    Desegregation lawsuits in St. Louis and Kansas City continue to require significant levels of state funding and are sources of uncertainty: litigation continues on many issues, court orders are unpredictable, and school district spending patterns have proven difficult to predict. A recent Supreme Court decision favorable to the State may decrease the level of State funding required in the future, but the impact of this decision is uncertain. The State paid $282 million for desegregation costs in fiscal 1994 and the budget for fiscal 1995 provided $315 million. This expense accounts for close to 17% of total state General Revenue Fund spending.

    Article X, Sections 16-24 of the Constitution of Missouri (the "Hancock Amendment") imposes limitations on the amount of State taxes which may be imposed by the General Assembly of Missouri (the "General Assembly") as well as on the amount of local taxes, licenses and fees (including taxes, licenses and fees used to meet debt service commitments on debt obligations) which may be imposed by local governmental units (such as cities, counties, school districts, fire protection districts and other similar bodies) in the State of Missouri in any fiscal year.

    The limit on taxes is tied to total State revenues determined in accordance with the formula set forth in the amendment, which adjusts the limit based on increases in the average personal income of Missouri for certain designated periods. The details of the amendment are complex and clarification from subsequent legislation and further judicial decisions may be necessary. Generally, if the total State revenues exceed the State revenue limit imposed by Section 18 of Article X by more than 1%, the State is required to refund the excess. The State revenue limitation imposed by the Hancock Amendment does not apply to taxes imposed for the payment of principal and interest on bonds, approved by the voters and authorized by the Missouri Constitution. The revenue limit can also be exceeded by a constitutional amendment authorizing new or increased taxes or revenues adopted by the voters of the State of Missouri. The Hancock Amendment also limits new taxes, licenses and fees and increases in taxes, licenses and fees by local governmental units in Missouri. It prohibits counties and other political subdivisions (essentially all local governmental units) from levying new taxes, licenses and fees or increasing the current levy of an existing tax, license or fee "without the approval of the required majority of the qualified voters of that county or other political subdivision voting thereon."

    When a local governmental unit's tax base with respect to certain fees or taxes is broadened, the Hancock Amendment requires the tax levy or fees to be reduced "to yield the same estimated gross revenue as on the prior base." It also effectively limits any percentage increase in property tax revenues to the percentage increase in the general price level (plus the value of new construction and improvements), even if the assessed valuation of property in the local governmental unit, excluding the value of new construction and improvements, increases at a rate exceeding the increase in the general price level.


                              FEES AND EXPENSES
INVESTMENT ADVISER
    As of August 31, 1995, the Portfolio had net assets of $93,162,103. For the fiscal year ended August 31, 1995, the Portfolio paid BMR advisory fees of $353,176 (equivalent to 0.38% of the Portfolio's average daily net assets for such year). For the eleven months ended August 31, 1994, the Portfolio paid BMR advisory fees of $296,556 (equivalent to 0.37% (annualized) of the Portfolio's average daily net assets for such period). For the period from the Portfolio's start of business, February 1, 1993, to the fiscal year ended September 30, 1993, the Portfolio paid BMR advisory fees of $112,605 (equivalent to 0.30% (annualized) of the Portfolio's average daily net assets for such period). The Portfolio's Investment Advisory Agreement with BMR is dated October 13, 1992 and remains in effect until February 28, 1996. The Agreement may be continued as described under "Investment Adviser and Administrator" in Part I of this Statement of Additional Information.


ADMINISTRATOR
    As stated under "Investment Adviser and Administrator" in Part I of this Statement of Additional Information, the Administrator currently receives no compensation for providing administrative services to the Fund. For the fiscal year ended August 31, 1995 and for the period from the start of business, December 7, 1993, to the fiscal year ended August 31, 1994, $20,693 and $11,502, respectively, of the Fund's operating expenses were allocated to the Administrator.


DISTRIBUTION PLAN
    Until February 1, 1996, the Fund will make payments under a Distribution Plan, which has been approved by the Fund's initial sole shareholder (Eaton Vance) and by the Board of Trustees of the Trust, as required by Rule 12b-1. During the fiscal year ended August 31, 1995, the Principal Underwriter paid to Authorized Firms sales commissions of $23,964 on sales of Fund shares. During the same period, the Fund paid sales commission payments under the Plan to the Principal Underwriter aggregating $24,737. Such payments reduced Uncovered Distribution Charges. During such period, contingent deferred sales charges aggregating approximately $105 were imposed on early redeeming shareholders and paid to the Principal Underwriter to reduce Uncovered Distribution Charges. As at August 31, 1995, the outstanding Uncovered Distribution Charges of the Principal Underwriter calculated under the Plan amounted to approximately $341,300 (which amount was equivalent to 10.8% of the Fund's net assets on such date). During the fiscal year ended August 31, 1995, the Fund paid service fee payments under the Plan aggregating $6,791, of which $6,347 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter. Commencing February 1, 1996, the Fund will make service fee payments pursuant to the Service Plan described in Part I. See "Service Plan".


PRINCIPAL UNDERWRITER
    For the fiscal year ended August 31, 1995, the Fund paid the Principal Underwriter $122.50 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each such transaction).


CUSTODIAN
    For the fiscal year ended August 31, 1995, the Fund paid IBT $3,937 and the Portfolio paid IBT $35,917.


BROKERAGE
    For the fiscal year ended August 31, 1995, the eleven months ended August 31, 1994, and for the period from the start of business, February 1, 1993, to the fiscal year ended September 30, 1993, the Portfolio paid no brokerage commissions on portfolio transactions.


TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested
Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended August 31, 1995, the noninterested Trustees of the Trust and the Portfolio received the following compensation in their capacities as Trustees from the Fund and the Portfolio, and, for the year ended September 30, 1995, earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex\1/:


                                 AGGREGATE      AGGREGATE     TOTAL COMPENSATION
                                COMPENSATION   COMPENSATION     FROM TRUST AND
  NAME                            FROM FUND   FROM PORTFOLIO     FUND COMPLEX
  ----                          ------------  --------------  -----------------
Donald R. Dwight ..........         $0           $1,164\2/        $135,000\4/
Samuel L. Hayes, III ......          0            1,222\3/         150,000\5/
Norton H. Reamer ..........          0            1,254            135,000
John L. Thorndike .........          0            1,336            140,000
Jack L. Treynor ...........          0            1,235            140,000
----------
\1/ The Eaton Vance fund complex consists of 211 registered investment companies or series thereof.
\2/ Includes $294 of deferred compensation.
\3/ Includes $393 of deferred compensation.
\4/ Includes $35,000 of deferred compensation.
\5/ Includes $33,750 of deferred compensation.


                        ADDITIONAL OFFICER INFORMATION
    In addition to the officers of the Portfolio listed under "Officers of the Trust and the Portfolio" in Part I of this Statement of Additional Information, Cynthia J. Clemson (32) is a Vice President of the Portfolio. Ms. Clemson has served as a Vice President of the Portfolio since June 19, 1995. Ms. Clemson has been a Vice President of BMR and Eaton Vance since 1993 and an employee of Eaton Vance since 1985. Ms. Clemson is an officer of various investment companies managed by Eaton Vance or BMR.

                           PERFORMANCE INFORMATION
    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Fund from May 1, 1992 through August 31, 1995 and for the one year period ended August 31, 1995. The total return for the period prior to the Fund's commencement of operations on December 7, 1993 reflects the Portfolio's total return (or that of its predecessor) adjusted to reflect any applicable Fund sales charge. The total return for such prior period has not been adjusted to reflect the Fund's service fees and certain other expenses. The performance reflects the sales charge and fee structure for the Fund effective February 1, 1996.

                         VALUE OF A $1,000 INVESTMENT

                                                                                  TOTAL RETURN                 TOTAL RETURN
                                                             VALUE OF        EXCLUDING SALES CHARGE       INCLUDING SALES CHARGE
        INVESTMENT           INVESTMENT      AMOUNT OF      INVESTMENT    ----------------------------  ---------------------------
          PERIOD                DATE        INVESTMENT<F1>  ON 8/31/95     CUMULATIVE     ANNUALIZED     CUMULATIVE     ANNUALIZED
--------------------------  -------------  --------------  -------------  -------------  -------------  -------------  ------------
Life of the Fund<F2>           5/1/92         $962.47        $1,209.96       25.71%          7.10%         21.00%         5.88%
1 Year Ended 8/31/95<F2>       8/31/94        $962.69        $1,030.84        7.08%          7.08%          3.06%         3.06%

    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.
----------

<F1> Initial investment less the maximum sales charge of 3.75%. This sales charge is effective February 1, 1996. Prior thereto,
     Fund shares redeemed within one year of their purchase are subject to a contingent deferred sales charge of 1%.
<F2> If a portion of the Portfolio's and/or the Fund's expenses had not been subsidized, the Fund would have had lower returns.

    For the thirty-day period ended August 31, 1995, the yield of the Fund was 4.10%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 4.10% would be 6.06%, assuming a combined federal and State tax rate of 35.14%. If a portion of the Fund's expenses had not been allocated to the Administrator, the Fund would have had a lower yield.

    The Fund's distribution rate (calculated on August 31, 1995 and based on the Fund's monthly distribution paid August 22, 1995) was 4.29%, and the Fund's effective distribution rate (calculated on the same date and based on the same monthly distribution) was 4.38%. If a portion of the Fund's expenses had not been allocated to the Administrator, the Fund would have had a lower distribution rate and effective distribution rate.

    See the Tax Equivalent Yield Table in this Part II for information concerning applicable tax rates and income brackets.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
    As at October 13, 1995, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of October 13, 1995, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL was the record owner of approximately 16.9% of the outstanding shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. In addition, as of such date, the following shareholders owned beneficially and of record the percentages of the outstanding shares of the Fund indicated after their names: Ted Drewes, Inc., Towne Country, MO (10.3%) and Dolores T. Stegman TTEE, u/a dtd 6/20/91, FBO Dolores Stegman Rev Tr, Raytown, MO (6.3%). To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.

                              OTHER INFORMATION
    The Trust, which is a Massachusetts business trust established in 1985, was originally called Eaton Vance High Yield Municipals Trust. The Trust changed its name to Eaton Vance Municipals Trust on January 7, 1991. The Fund changed its name from EV Classic Missouri Tax Free Fund to EV Classic Missouri Municipals Fund on January 1, 1996 and to EV Traditional Missouri Municipals Fund on February 1, 1996.

                          TAX EQUIVALENT YIELD TABLE
    The table below gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7% under the regular federal income tax and Missouri State income tax laws and tax rates applicable for 1995.

                                                                                    A FEDERAL AND MISSOURI STATE
                                                      COMBINED                          TAX EXEMPT YIELD OF:
      SINGLE RETURN              JOINT RETURN       FEDERAL AND         4%     4.5%       5%     5.5%       6%     6.5%       7%
--------------------------  ----------------------    MO STATE     ----------------------------------------------------------------
                (TAXABLE INCOME)<F1>                TAX BRACKET<F2>        IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
--------------------------------------------------  -------------  ----------------------------------------------------------------
          Up to   $ 23,350        Up to   $ 39,000      20.10%        5.01%     5.63%    6.26%    6.88%    7.51%    8.14%    8.76%
       $ 23,351 - $ 56,550     $ 39,001 - $ 94,250      32.32         5.91      6.65     7.39     8.13     8.87     9.60    10.34
       $ 56,551 - $117,950     $ 94,251 - $143,600      35.14         6.17      6.94     7.71     8.48     9.25    10.02    10.79
       $117,951 - $256,500     $143,601 - $256,500      39.84         6.65      7.48     8.31     9.14     9.97    10.80    11.64
           Over   $256,500         Over   $256,500      43.22         7.05      7.93     8.81     9.69    10.57    11.45    12.33

<F1> Net amount subject to federal and Missouri personal income tax after deductions and exemptions.


<F2> The first tax bracket is calculated using the highest Missouri tax rate within the bracket. Taxpayers with taxable income within this bracket may have a lower combined bracket and taxable equivalent yield than indicated above. The combined tax rates assume that Missouri taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. The applicable federal tax rates within the brackets set forth above are 15%, 28%, 31%, 36% and 39.6%
     over the same ranges of income. The assumed Missouri State income tax rate is 6%.


Note: The federal income tax portion of above-indicated combined income tax brackets does not take into account the effect of a reduction in the deductibility of itemized deductions (including Missouri State income taxes) for taxpayers with adjusted gross income in excess of $114,700. The tax brackets also do not show the effects of phaseout of personal exemptions for single filers with adjusted gross income in excess of $114,700 and joint filers with adjusted gross income in excess of $172,050. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above.


Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield. No assurance can be given that EV Traditional Missouri Municipals Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations, the interest from which is exempt from the regular federal income tax and Missouri personal income taxes, other income received by the Portfolio and allocated to the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions except for Missouri personal income taxes. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the federal alternative minimum tax. The illustrations assume that the federal alternative minimum tax is not applicable and do not take into account any tax credits that may be available.

The information set forth above is as of the date of this Statement of Additional Information. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above. Investors should consult their tax adviser for additional information.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II


    This Part II provides information about EV TRADITIONAL NORTH CAROLINA MUNICIPALS FUND. The investment objective of the Fund is to provide current income exempt from regular federal income tax and North Carolina State personal income taxes. The Fund currently seeks to achieve its investment objective by investing its assets in the North Carolina Municipals Portfolio (the "Portfolio").

                            RISKS OF CONCENTRATION
    The following information as to certain North Carolina considerations is given to investors in view of the Portfolio's policy of concentrating its investments in North Carolina issuers. Such information supplements the information in the Prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of North Carolina issuers. Neither the Trust nor the Portfolio has independently verified this information.


    The economic profile of the State consists of a combination of industry, agriculture and tourism. The State's seasonally adjusted unemployment rate in June 1995 was 4.4% of the labor force, as compared with an unemployment rate of 5.6% nationwide. The labor force has undergone significant change during recent years. The State has moved from an agricultural to a service and "goods producing" economy. Those persons displaced by farm mechanization and farm consolidations have, in large measure, sought and found employment in other pursuits.

    During fiscal 1991 and 1992, the State was forced to employ various non-recurring items and budget reductions in order to balance the State's budget. Among other things, the State deferred Basic Education Program improvements. In addition, the State also implemented approximately $640 million in tax increases, including raising the State sales tax from 3% to 4%. This 4% tax is the State's portion of the total 6% sales tax with the rest dedicated to local governments. A 4% corporate income tax surcharge was also implemented and is scheduled to terminate on January 1, 1995. The State's fiscal position has improved considerably since 1992, with the general fund balance increasing from a deficit position to a surplus equal to 11% of 1994 expenditures.

    The State is a defendent in pending court actions involving the taxing of benefits paid to federal retirees and related matters. Although specific claims for damages have not been precisely calculated, the amount could exceed $400 million over a period of years. The State is also a defendent in several other litigations which, in the opinion of the Department of the Treasurer, could have a material adverse affect on the State's ability to meet its obligations. In the Leandro action, the plaintiffs claim that the State has failed to provide adequate or substantially equal educational opportunities to children. In the Francisco action, the plaintiffs claim that the State has failed to fund programs to educate non-English speaking students. In a series of cases involving State retirement benefits, disabled retirees are challenging on various grounds changes in the formula for paying retirement benefits. Damages could exceed $100 million. In the Fulton case, the imposition of the State's intangible personal property tax on shares of stock has been challenged.


                              FEES AND EXPENSES
INVESTMENT ADVISER
    As of August 31, 1995, the Portfolio had net assets of $195,178,724. For the fiscal year ended August 31, 1995, the Portfolio paid BMR advisory fees of $851,448 (equivalent to 0.44% of the Portfolio's average daily net assets for such year). For the eleven months ended August 31, 1994, the Portfolio paid BMR advisory fees of $744,143 (equivalent to 0.42% (annualized) of the Portfolio's average daily net assets for such period). For the period from the Portfolio's start of business, February 1, 1993, to the fiscal year ended September 30, 1993, the Portfolio paid BMR advisory fees of $373,030 (equivalent to 0.40% (annualized) of the Portfolio's average daily net assets for such period). The Portfolio's Investment Advisory Agreement with BMR is dated October 13, 1992 and remains in effect until February 28, 1996. The Agreement may be continued as described under "Investment Adviser and Administrator" in Part I of this Statement of Additional Information.

ADMINISTRATOR
    As stated under "Investment Adviser and Administrator" in Part I of this Statement of Additional Information, the Administrator currently receives no compensation for providing administrative services to the Fund. For the fiscal year ended August 31, 1995, and for the period from the start of business, December 7, 1993, to the fiscal year ended August 31, 1994, $17,410 and $14,638, respectively, of the Fund's operating expenses were allocated to the Administrator.

DISTRIBUTION PLAN
    Until February 1, 1996, the Fund will make payments under a Distribution Plan, which has been approved by the Fund's initial sole shareholder (Eaton Vance) and by the Board of Trustees of the Trust, as required by Rule 12b-1. During the fiscal year ended August 31, 1995, the Principal Underwriter paid to Authorized Firms sales commissions of $40,252 on sales of Fund shares. During the same period, the Fund paid sales commission payments under the Plan to the Principal Underwriter aggregating $49,635. Such payments reduced Uncovered Distribution Charges. During such period, contingent deferred sales charges aggregating approximately $45 were imposed on early redeeming shareholders and paid to the Principal Underwriter to reduce Uncovered Distribution Charges. As at August 31, 1995, the outstanding Uncovered Distribution Charges of the Principal Underwriter calculated under the Plan amounted to approximately $653,000 (which amount was equivalent to 10.7% of the Fund's net assets on such date). During the fiscal year ended August 31, 1995, the Fund paid service fee payments under the Plan aggregating $13,397, of which $10,668 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter. Commencing February 1, 1996, the Fund will make service fee payments pursuant to the Service Plan described in Part
I. See "Service Plan".


PRINCIPAL UNDERWRITER
    For the fiscal year ended August 31, 1995, the Fund paid the Principal Underwriter $157.50 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each such transaction).


CUSTODIAN
    For the fiscal year ended August 31, 1995, the Fund paid IBT $500 and the Portfolio paid IBT $1,500.


BROKERAGE
    For the fiscal year ended August 31, 1995, for the eleven months ended August 31, 1994, and for the period from the start of business, February 1, 1993, to the fiscal year ended September 30, 1993, the Portfolio paid no brokerage commissions on portfolio transactions.


TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested
Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and of the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended August 31, 1995, the noninterested Trustees of the Trust and the Portfolio received the following compensation in their capacities as Trustees from the Fund and the Portfolio, and, for the year ended September 30, 1995, earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex\1/:

                            AGGREGATE       AGGREGATE      TOTAL COMPENSATION
                           COMPENSATION    COMPENSATION      FROM TRUST AND
  NAME                      FROM FUND     FROM PORTFOLIO      FUND COMPLEX
  ----                     ------------   --------------   ------------------
  Donald R. Dwight ......      $33            $2,096\2/         $135,000\4/
  Samuel L. Hayes, III ..       32             2,123\3/          150,000\5/
  Norton H. Reamer ......       31             2,133             135,000
  John L. Thorndike .....       32             2,227             140,000
  Jack L. Treynor               34             2,196             140,000
----------
\1/ The Eaton Vance fund complex consists of 211 registered investment companies or series thereof.
\2/ Includes $525 of deferred compensation.
\3/ Includes $682 of deferred compensation.
\4/ Includes $35,000 of deferred compensation.
\5/ Includes $33,750 of deferred compensation.


                           PERFORMANCE INFORMATION
    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Fund from October 23, 1991 through August 31, 1995 and for the one-year period ended August 31, 1995. The total return for the period prior to the Fund's commencement of operations on December 7, 1993 reflects the Portfolio's total return (or that of its predecessor) adjusted to reflect any applicable Fund sales charge. The total return for such prior period has not been adjusted to reflect the Fund's service fees and certain other expenses. The performance reflects the sales charge and fee structure for the Fund effective February 1, 1996.

                         VALUE OF A $1,000 INVESTMENT

                                                                     TOTAL RETURN              TOTAL RETURN
                                                       VALUE OF    EXCLUDING SALES CHARGE    INCLUDING SALES CHARGE
        INVESTMENT        INVESTMENT   AMOUNT OF      INVESTMENT -----------------------------------------------------
          PERIOD             DATE     INVESTMENT<F1>  ON 8/31/95   CUMULATIVE   ANNUALIZED   CUMULATIVE   ANNUALIZED
          ------            ------      -------         ------   ------------- ------------ ------------ -------------
Life of the Fund<F2>       10/23/91     $962.54        $1,189.30     23.56%        5.64%       18.93%        4.60%
1 Year Ended 8/31/95<F2>    8/31/94     $962.65        $1,010.96      5.02%        5.02%        1.08%        1.08%

    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.
------------

<F1> Initial investment less the maximum sales charge of 3.75%. This sales charge is effective February 1, 1996. Prior thereto,
     Fund shares redeemed within one year of their purchase are subject to a contingent deferred sales charge of 1%.
<F2> If a portion of the Fund's expenses had not been subsidized, the Fund would have had lower returns.

    For the thirty-day period ended August 31, 1995, the yield of the Fund was 4.41%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 4.41% would be 6.93%, assuming a combined federal and State tax rate of 36.35%. If a portion of the Fund's expenses had not been allocated to the Administrator, the Fund would have had a lower yield.

    The Fund's distribution rate (calculated on August 31, 1995 and based on the Fund's monthly distribution paid August 22, 1995) was 4.46%, and the Fund's effective distribution rate (calculated on the same date and based on the same monthly distribution) was 4.55%. If a portion of the Fund's expenses had not been allocated to the Administrator, the Fund would have had a lower distribution rate and effective distribution rate.

    See the Tax Equivalent Yield Table in this Part II for information concerning applicable tax rates and income brackets.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
    As at October 13, 1995, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of October 13, 1995, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL was the record owner of approximately 10.01% of the outstanding shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. In addition, as of the same date, the following shareholder owned of record the percentage of outstanding shares indicated after its name: Healthsource North Carolina Inc., Morrisville, NC 27560-8508 (31.2%). To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.

                              OTHER INFORMATION
    The Trust, which is a Massachusetts business trust established in 1985, was originally called Eaton Vance High Yield Municipals Trust. The Trust changed its name to Eaton Vance Municipals Trust on January 7, 1991. The Fund changed its name from EV Classic North Carolina Tax Free Fund to EV Classic North Carolina Municipals Fund on January 1, 1996 and to EV Traditional North Carolina Municipals Fund on February 1, 1996.

                          TAX EQUIVALENT YIELD TABLE
    The table below gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7% under the regular federal income tax and the North Carolina State income tax rates applicable for 1995.


                                                                                     A FEDERAL AND NORTH CAROLINA STATE
                                                      COMBINED                              TAX EXEMPT YIELD OF:
      SINGLE RETURN              JOINT RETURN        FEDERAL AND        4%     4.5%       5%     5.5%       6%     6.5%       7%
--------------------------  ----------------------    NC STATE     ----------------------------------------------------------------
                (TAXABLE INCOME)<F1>                TAX BRACKET<F2>           IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
--------------------------------------------------  -------------  ----------------------------------------------------------------
            Up to $ 23,350          Up to $ 39,000     20.95%         5.06%    5.69%    6.33%     6.96%    7.59%    8.22%    8.86%
       $ 23,351 - $ 56,550     $ 39,001 - $ 94,250     33.04          5.97     6.72     7.47      8.21     8.96     9.71    10.45
       $ 56,551 - $117,950     $ 94,251 - $143,600     36.35          6.28     7.07     7.86      8.64     9.43    10.21    11.00
       $117,951 - $256,500     $143,601 - $256,500     40.96          6.78     7.62     8.47      9.32    10.16    11.01    11.86
             Over $256,500           Over $256,500     44.28          7.18     8.08     8.97      9.87    10.77    11.67    12.56

<F1> Net amount subject to the federal and North Carolina personal income tax after deductions and exemptions.


<F2> Tax brackets are calculated using the highest North Carolina tax rate within each bracket. Accordingly, taxpayers with taxable income within this bracket may have a lower combined bracket and taxable equivalent yield than indicated above. The combined tax rates assume that North Carolina taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. The applicable federal tax rates within each of these combined brackets are 15%, 28%, 31%
     and 39.6%.

Note: The federal income tax portion of above-indicated combined income tax brackets does not take into account the effect of a reduction in the deductibility of itemized deductions (including North Carolina State income taxes) for taxpayers with adjusted gross income in excess of $114,700. The tax brackets also do not show the effects of phaseout of personal exemptions for single filers with adjusted gross income in excess of $114,700 and joint filers with adjusted gross income in excess of $172,050. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above.

Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield. No assurance can be given that EV Traditional North Carolina Municipals Fund will achieve any specific tax exempt yield. While it is expected that the Fund will invest principally in obligations, the interest from which is exempt from the regular federal income tax and North Carolina personal income taxes, other income received by the Portfolio and allocated to the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions except for North Carolina personal income taxes. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the federal alternative minimum tax. The illustrations assume that the federal alternative minimum tax is not applicable and do not take into account any tax credits that may be available.

The information set forth above is as of the date of this Statement of Additional Information. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above. Investors should consult with their tax adviser for additional information.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II


    This Part II provides information about EV TRADITIONAL OREGON MUNICIPALS FUND. The investment objective of the Fund is to provide current income exempt from regular federal income tax and Oregon State personal income taxes. The Fund currently seeks to achieve its investment objective by investing its assets in the Oregon Municipals Portfolio (the "Portfolio").


                            RISKS OF CONCENTRATION

    The following information as to certain Oregon considerations is given to investors in view of the Portfolio's policy of concentrating its investments in Oregon issuers. Such information supplements the information in the Prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of Oregon issuers. Neither the Trust nor the Portfolio has independently verified this information.


    As of September 1, 1995, $3.99 billion in general obligation bonds issued by the State of Oregon and its agencies and instrumentalities were outstanding, including $83.9 million in general obligation bonds supported by the budget for the State's general fund and $3.91 billion of self-supporting general obligation bonds. The State's self-supporting general obligation bonds include $3.12 billion of State veteran's bonds, which, in the event of poor economic conditions resulting in an increased number of mortgage defaults, could cease to be self-supporting. All of the existing and outstanding general obligation bonds of the State have been issued under specific State constitutional provisions that authorize the issuance of such bonds and provide authority for ad valorem taxation to pay the principal of and interest on such bonds. With the exception of the veteran's bonds, for which no more than two mills on each dollar valuation may be levied to pay principal and interest, the authority of the State to tax property for the payment of its general obligation bonds is unlimited. Since at least 1950, the State has not imposed ad valorem tax for the payment of any of its obligations because other revenues, including those generated by the self-supporting bonds, have been sufficient.

    In addition to general obligation bonds, various state statutes authorize the issuance of State revenue bonds and certificates of participation. These limited obligations of the State or its agencies or instrumentalities may be payable from a specific project or source, including lease rentals. The State is not authorized to impose ad valorem taxes on property for the payment of principal and interest on these bonds, so they are more sensitive to changes in the economy. There can be no assurance that future economic problems will not adversely affect the market value of Oregon obligations held by the Portfolio or the ability of the respective obligors (both private and governmental) to make required payments on such obligations.

    Oregon does not have a sales tax. As a result, State tax revenues are particularly sensitive to economic recessions. The principal source of State tax revenues are personal income and corporate income taxes. For the 1993-95 biennium, approximately 96.7% of the State's revenues are projected to come from combined income taxes, insurance taxes, gift and inheritance taxes, and cigarette and tobacco taxes.

    Over the past several years, a number of species of Oregon wildlife have been added to the Endangered Species list, including the northern spotted owl and certain populations of salmon. The spotted owl listing has already had a substantial economic impact on the State's economy, primarily through a reduction in timber harvests from federal lands. The salmon listings also have had a substantial economic impact, primarily through increased electricity rates and related impacts on rate-sensitive industries such as the aluminum industry. Efforts to protect the spotted owl and salmon and steelhead populations may eventually affect a wide variety of agricultural, industrial, recreational and land use activities, with corresponding impacts on long-term economic growth. The magnitude and extent of any futuure environmental action is difficult to predict.

    Ballot Measure 5. Article XI, section 11b of the Oregon Constitution, adopted by Oregon's voters in November 1990 ("Ballot Measure 5"), imposes an aggregate limit on the rate of property taxes, including ad valorem taxes, that may be levied against any real or personal property. The limit is subject to certain exceptions and is being phased in over a five-year period. Beginning with the tax year that starts on July 1, 1996, the final year of the phase-in period, not more than $15 per $1,000 of real market value can be levied against any piece of property. Of this amount, $5 may be used for public education, and the remaining $10 may be used for general governmental purposes.

    The limitations of Ballot Measure 5 do not apply to taxes imposed to pay the principal of and interest on bonded indebtedness authorized by a specific provision of the State Constitution or which has received voter approval. Therefore, since the State has traditionally issued only general obligation indebtedness that is authorized by specific provisions of the State Constitution and units of local government have generally adopted policies of seeking specific approval for all general obligation indebtedness, the ability of the State and units of local government to levy taxes to service their general obligation indebtedness has generally avoided the limit. In addition, because the State currently receives its revenues from sources other than property taxes, Ballot Measure 5 has not directly affected State revenues.

    Ballot Measure 5 does affect the financial condition of the State, however, since it (i) requires the State to replace losses to school funds caused by its restriction on the levy of ad valorem taxes for education through fiscal year 1995-96, and (ii) restricts the ability of Oregon local governments to raise revenues through the imposition of property tax increases. The State's Legislative Revenue Office estimates that the State will make payments in excess of its obligations to replace school revenues during the 1993-95 biennium and the 1995-96 fiscal year. The State's obligation to replace school revenues terminates after fiscal year 1995-96.

    The effect that Ballot Measure 5 will ultimately have on local government revenues is difficult to predict. Since passage of Ballot Measure 5, property values have been adjusted to more closely approximate real market values. If the trend of increased property values in Oregon continues, the real market value base of property against which the limited tax rate may be imposed maybe more than enough to support the needs of Oregon governments.

    The tax limitations of Ballot Measure 5 do not apply to user fees, licenses, excise or income taxes and incurred charges for local improvements. Therefore, since 1990 local governments have begun to rely more heavily on such fees and taxes to finance certain services and improvements.

    Ballot Measure 11. In November 1994, voters approved three measures affecting the State's penal system. The most significant in terms of financial impact for the State is Ballot Measure 11, which established mandatory minimum prison sentences for certain felons. It is anticipated that this initiative will require construction of a substantial number of additional prison beds. Currently, the State expects to fund construction from sources other than the State general fund.

    Several litigation matters are pending involving the State. These matters include (i) an action filed by several out-of-state insurers challenging Oregon's gross premium tax on out-of-state insurers and seeking refunds of taxes previously paid, which could result in the State being liable for approximately $50 million in refunds and (ii) several cases in which federal retirees have challenged the validity of a State Public Employees Retirement System benefit increase to offset the taxation of such benefits or have sought refunds of State taxes paid on federal retirement benefits. In addition, the Oregon Supreme Court has ruled against the State in an action brought to require the State to return $81 million that was transferred in 1983 from the State's Industrial Accident Fund ("SAIF") to the State's general fund. The amount required to be returned to SAIF, including interest, has been estimated to be approximately $280 million.

                              FEES AND EXPENSES

INVESTMENT ADVISER
    As of August 31, 1995, the Portfolio had net assets of $146,390,921. For the fiscal year ended August 31, 1995, the Portfolio paid BMR advisory fees of $609,837 (equivalent to 0.42% of the Portfolio's average daily net assets for such year). For the eleven months ended August 31, 1994, the Portfolio paid BMR advisory fees of $534,681 (equivalent to 0.41% (annualized) of the Portfolio's average daily net assets for such period). For the period from the Portfolio's start of business, February 1, 1993, to the fiscal year ended September 30, 1993, the Portfolio paid BMR advisory fees of $243,569 (equivalent to 0.37% (annualized) of the Portfolio's average daily net assets for such period). The Portfolio's Investment Advisory Agreement with BMR is dated October 13, 1992 and remains in effect until February 28, 1996. The Agreement may be continued as described under "Investment Adviser and Administrator" in Part I of this Statement of Additional Information.

ADMINISTRATOR
    As stated under "Investment Adviser and Administrator" in Part I of this Statement of Additional Information, the Administrator currently receives no compensation for providing administrative services to the Fund. For the fiscal year ended August 31, 1995 and for the period from the start of business, December 28, 1993, to the fiscal year ended August 31, 1994, $20,572 and $17,241, respectively, of the Fund's operating expenses were allocated to the Administrator.


DISTRIBUTION PLAN
    Until February 1, 1996, the Fund will make payments under a Distribution Plan, which has been approved by the Fund's initial sole shareholder (Eaton Vance) and by the Board of Trustees of the Trust, as required by Rule 12b-1. During the fiscal year ended August 31, 1995, the Principal Underwriter paid to Authorized Firms sales commissions of $9,224 on sales of Fund shares. During the same period, the Fund paid sales commission payments under the Plan to the Principal Underwriter aggregating $9,677. Such payments reduced Uncovered Distribution Charges. During such period, no contingent deferred sales charges were paid to the Principal Underwriter. As at August 31, 1995, the outstanding Uncovered Distribution Charges of the Principal Underwriter calculated under the Plan amounted to approximately $224,200 (which amount was equivalent to 22.4% of the Fund's net assets on such date). During the fiscal year ended August 31, 1995, the Fund paid service fee payments under the Plan aggregating $2,562, of which $2,383 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter. Commencing February 1, 1996, the Fund will make service fee payments pursuant to the Service Plan described in Part I. See "Service Plan".


PRINCIPAL UNDERWRITER
    For the fiscal year ended August 31, 1995, the Fund paid the Principal Underwriter $152.50 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each such transaction).


CUSTODIAN
    For the fiscal year ended August 31, 1995, the Fund paid IBT $3,946 and the Portfolio paid IBT $56,584.


BROKERAGE
    For the fiscal year ended August 31, 1995, the eleven months ended August 31, 1994, and for the period from the start of business, February 1, 1993, to the fiscal year ended September 30, 1993, the Portfolio paid no brokerage commissions on portfolio transactions.


TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested
Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended August 31, 1995, the noninterested Trustees of the Trust and the Portfolio received the following compensation in their capacities as Trustees from the Fund and the Portfolio, and, for the year ended September 30, 1995, earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex\1/:

                                 AGGREGATE      AGGREGATE     TOTAL COMPENSATION
                                COMPENSATION   COMPENSATION     FROM TRUST AND
  NAME                            FROM FUND   FROM PORTFOLIO     FUND COMPLEX
  ----                          ------------  --------------  -----------------
Donald R. Dwight ..........         $0           $1,563\2/        $135,000\4/
Samuel L. Hayes, III ......          0            1,608\3/         150,000\5/
Norton H. Reamer ..........          0            1,631            135,000
John L. Thorndike .........          0            1,718            140,000
Jack L. Treynor ...........          0            1,647            140,000
----------
\1/ The Eaton Vance fund complex consists of 211 registered investment companies or series thereof.
\2/ Includes $393 of deferred compensation.
\3/ Includes $517 of deferred compensation.
\4/ Includes $35,000 of deferred compensation.
\5/ Includes $33,750 of deferred compensation.

                        ADDITIONAL OFFICER INFORMATION


    In addition to the officers of the Portfolio listed under "Officers of the Trust and the Portfolio" in Part I of this Statement of Additional Information, David C. Reilly (38) is a Vice President of the Portfolio. Mr. Reilly has served as a Vice President of the Portfolio since January 1, 1996. Mr. Reilly has been a Vice President of BMR since 1992 and Eaton Vance since 1991 and an employee of Eaton Vance since 1991. Prior to joining Eaton Vance, he was a Vice President and a municipal bond analyst at Scudder, Stevens & Clark (1984-1991). Mr. Reilly is an officer of various investment companies managed by Eaton Vance or BMR.

                           PERFORMANCE INFORMATION

    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Fund from December 24, 1991 through August 31, 1995 and for the one year period ended August 31, 1995. The total return for the period prior to the Fund's commencement of operations on December 28, 1993 reflects the Portfolio's total return (or that of its predecessor) adjusted to reflect any applicable Fund sales charge. The total return for such prior period has not been adjusted to reflect the Fund's service fees and certain other expenses. The performance reflects the sales charge and fee structure for the Fund effective February 1, 1996.

                         VALUE OF A $1,000 INVESTMENT

                                                                                 TOTAL RETURN                 TOTAL RETURN
                                                             VALUE OF        EXCLUDING SALES CHARGE       INCLUDING SALES CHARGE
        INVESTMENT           INVESTMENT      AMOUNT OF      INVESTMENT    ----------------------------  ---------------------------
          PERIOD                DATE        INVESTMENT<F1>  ON 8/31/95     CUMULATIVE     ANNUALIZED     CUMULATIVE     ANNUALIZED
--------------------------  -------------  --------------  -------------  -------------  -------------  -------------  ------------
Life of the Fund<F2>          12/24/91        $962.49        $1,219.63       26.72%          6.63%         21.96%         5.53%
1 Year Ended 8/31/95<F2>       8/31/94        $962.50        $1,030.91        7.11%          7.11%          3.09%         3.09%

    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.
----------

<F1> Initial investment less the maximum sales charge of 3.75%. This sales charge is effective February 1, 1996. Prior thereto,
     Fund shares redeemed within one year of their purchase are subject to a contingent deferred sales charge of 1%.
<F2> If a portion of the Portfolio's and/or the Fund's expenses had not been subsidized, the Fund would have had lower returns.

    For the thirty-day period ended August 31, 1995, the yield of the Fund was 4.10%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 4.10% would be 6.53%, assuming a combined federal and State tax rate of 37.21%. If a portion of the Fund's expenses had not been allocated to the Administrator, the Fund would have had a lower yield.

    The Fund's distribution rate (calculated on August 31, 1995 and based on the Fund's monthly distribution paid August 22, 1995) was 4.23%, and the Fund's effective distribution rate (calculated on the same date and based on the same monthly distribution) was 4.31%. If a portion of the Fund's expenses had not been allocated to the Administrator, the Fund would have had a lower distribution rate and effective distribution rate.

    See the Tax Equivalent Yield Table in this Part II for information concerning applicable tax rates and income brackets.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

    As at October 13, 1995, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of October 13, 1995, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL and Donaldson Lufkin Jenrette, New York, NY, were the record owners of approximately 24.3% and 5.5% of the outstanding shares, which were held on behalf of their customers who are the beneficial owners of such shares, and as to which they have voting power under certain limited circumstances. In addition, as of such date, John H. Dunlevy, Bend, Oregon, owned beneficially and of record 6.0% of the outstanding shares of the Fund. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.

                              OTHER INFORMATION

    The Trust, which is a Massachusetts business trust established in 1985, was originally called Eaton Vance High Yield Municipals Trust. The Trust changed its name to Eaton Vance Municipals Trust on January 7, 1991. The Fund changed its name from EV Classic Oregon Tax Free Fund to EV Classic Oregon Municipals Fund on January 1, 1996 and to EV Traditional Oregon Municipals Fund on February 1, 1996.

                          TAX EQUIVALENT YIELD TABLE

    The table below gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7% under the regular federal income tax and Oregon State income tax laws and tax rates applicable for 1995.


                                                                                     A FEDERAL AND OREGON STATE
                                                      COMBINED                          TAX EXEMPT YIELD OF:
      SINGLE RETURN              JOINT RETURN       FEDERAL AND         4%     4.5%       5%     5.5%       6%     6.5%       7%
--------------------------  ----------------------    OR STATE     ----------------------------------------------------------------
                (TAXABLE INCOME)<F1>                TAX BRACKET<F2>           IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
--------------------------------------------------  -------------  ----------------------------------------------------------------
            Up to $ 23,350          Up to $ 39,000     22.65%        5.17%     5.82%    6.46%    7.11%    7.76%    8.40%    9.05%
       $ 23,351 - $ 56,550     $ 39,001 - $ 94,250     34.48         6.11      6.87     7.63     8.39     9.16     9.92    10.68
       $ 56,551 - $117,950     $ 94,251 - $143,600     37.21         6.37      7.17     7.96     8.76     9.56    10.35    11.15
       $117,951 - $256,500     $143,601 - $256,500     41.76         6.87      7.73     8.59     9.44    10.30    11.16    12.02
             Over $256,500           Over $256,500     45.04         7.28      8.19     9.10    10.01    10.92    11.83    12.74

<F1> Net amount subject to federal and Oregon personal income tax after deductions and exemptions.


<F2> The first tax bracket is calculated using the highest Oregon tax rate within the bracket. Taxpayers with taxable income within this bracket may have a lower combined bracket and taxable equivalent yield than indicated above. The combined tax rates assume that Oregon taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. The applicable federal tax rates within the brackets set forth above are 15%, 28%, 31%, 36% and 39.6%
     over the same ranges of income. The assumed Oregon State income tax rate is 9%.

Note: The federal income tax portion of above-indicated combined income tax brackets does not take into account the effect of a reduction in the deductibility of itemized deductions (including Oregon State income taxes) for taxpayers with adjusted gross income in excess of $114,700. The tax brackets also do not show the effects of phaseout of personal exemptions for single filers with adjusted gross income in excess of $114,700 and joint filers with adjusted gross income in excess of $172,050. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above. The tax brackets and taxable equivalent yields do not take into account the limited deductibility of federal income tax withholding in arriving at state taxable income, which may decrease the taxable equivalent yield of the Fund to certain investors.

Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield. No assurance can be given that EV Traditional Oregon Municipals Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations, the interest from which is exempt from the regular federal income tax and Oregon personal income taxes, other income received by the Portfolio and allocated to the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions except for Oregon personal income taxes. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the federal alternative minimum tax. The illustrations assume that the federal alternative minimum tax is not appliable and do not take into account any tax credits that may be available.

The information set forth above is as of the date of this Statement of Additional Information. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above. Investors should consult their tax adviser for additional information.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II

    This Part II provides information about EV TRADITIONAL SOUTH CAROLINA MUNICIPALS FUND. The investment objective of the Fund is to provide current income exempt from regular federal income tax and South Carolina State personal income taxes. The Fund currently seeks to achieve its investment objective by investing its assets in the South Carolina Municipals Portfolio (the "Portfolio").

                            RISKS OF CONCENTRATION
    The following information as to certain South Carolina considerations is given to investors in view of the Portfolio's policy of concentrating its investments in South Carolina issuers. Such information supplements the information in the Prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of South Carolina issuers. Neither the Trust nor the Portfolio has independently verified this information.

    The South Carolina Constitution requires the General Assembly to provide a balanced budget and requires that if there is a deficit, such deficit shall be provided for in the succeeding fiscal year. The State Constitution also provides that (i) the State Budget and Control Board may, if a deficit appears likely, effect such reductions in appropriations as may be necessary to prevent a deficit, (ii) annual increases in State appropriations may not exceed the average growth rate of the economy of the State, (iii) that the annual increase in the number of State employees may not exceed the average growth of the population of the State, and (iv) a General Reserve Fund be maintained in an amount equal to 3% of General Fund revenue for the latest fiscal year. The State also maintains a Capital Reserve Fund equal to 2% of the General Reserve Fund.

    Despite several spending reductions in fiscal 1992, the State recorded a budgetary basis operating deficit of $54 million due to lower than anticipated sales and corporate-income tax revenues. The State ended fiscal 1992 with only $7.6 million in its budgetary general fund. In June 1993, the presidential base-closing commission voted to close the Charleston Naval Base. South Carolina has estimated lost revenues of $100 million over the three-year period from July 1, 1993 to June 30, 1996 due to the closing. There can be no guarantee that the actual cost will not be more or less than the State's estimate. Budgetary General Fund revenues and expenditures for fiscal 1993 were $3.673 billion and $3.521 billion, respectively. There was a $151 million surplus of which $33.7 million was deposited into the General Reserve Fund ("Rainy Day Fund") bringing its total to $100 million. Fiscal 1994 had budgeted revenues and expenditures of $3.828 billion and $3.795 billion, respectively. No new taxes were implemented. Fiscal 1994 ended with a General Fund surplus of $248 million. The General Reserve Fund is now at its fully funded level of $110.2 million. Fiscal 1995 has budgeted $3.93 billion for expenditures with no new taxes expected.

                              FEES AND EXPENSES
INVESTMENT ADVISER
    As of August 31, 1995, the Portfolio had net assets of $61,411,668. For the fiscal year ended August 31, 1995, the Portfolio paid BMR advisory fees of $198,498 (equivalent to 0.33% of the Portfolio's average daily net assets for such year). For the period from the start of business, February 1, 1994 to August 31, 1994, the Portfolio paid BMR advisory fees of $106,785 (equivalent to 0.31% (annualized) of the Portfolio's average daily net assets for such period). The Portfolio's Investment Advisory Agreement with BMR is dated February 1, 1994 and remains in effect until February 28, 1996. The Agreement may be continued as described under "Investment Adviser and Administrator" in
Part I of this Statement of Additional Information.

ADMINISTRATOR
    As stated under "Investment Adviser and Administrator" in Part I of this Statement of Additional Information, the Administrator currently receives no compensation for providing administrative services to the Fund. For the fiscal year ended August 31, 1995 and for the period from the start of business, February 14, 1994, to the fiscal year ended August 31, 1994, $14,531 and $9,477, respectively, of the Fund's operating expenses were allocated to the Administrator.


DISTRIBUTION PLAN
    Until February 1, 1996, the Fund will make payments under a Distribution Plan, which has been approved by the Fund's initial sole shareholder (Eaton Vance) and by the Board of Trustees of the Trust, as required by Rule 12b-1. During the fiscal year ended August 31, 1995, the Principal Underwriter paid to Authorized Firms sales commissions of $11,146 on sales of Fund shares. During the same period, the Fund paid sales commission payments under the Plan to the Principal Underwriter aggregating $11,396. Such payments reduced Uncovered Distribution Charges. During such period, contingent deferred sales charges aggregating approximately $100 were imposed on early redeeming shareholders and paid to the Principal Underwriter to reduce Uncovered Distribution Charges. As at August 31, 1995, the outstanding Uncovered Distribution Charges of the Principal Underwriter calculated under the Plan amounted to approximately $160,000 (which amount was equivalent to 12.8% of the Fund's net assets on such date). During the fiscal year ended August 31, 1995, the Fund paid service fee payments under the Plan aggregating $3,019, of which $2,933 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter. Commencing February 1, 1996, the Fund will make service fee payments pursuant to the Service Plan described in Part
I. See "Service Plan."


PRINCIPAL UNDERWRITER
    For the fiscal year ended August 31, 1995, the Fund paid the Principal Underwriter $15.00 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each such transaction).


CUSTODIAN
    For the fiscal year ended August 31, 1995, the Fund paid IBT $3,203 and the Portfolio paid IBT $16,809.


BROKERAGE
    For the fiscal year ended August 31, 1995, and the period from the start of business, February 1, 1994, to the fiscal year ended August 31, 1994, the Portfolio paid no brokerage commissions on portfolio transactions.


TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested
Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended August 31, 1995, the noninterested Trustees of the Trust and the Portfolio received the following compensation in their capacities as Trustees from the Fund and the Portfolio, and, for the year ended September 30, 1995, earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex\1/:

                                 AGGREGATE      AGGREGATE     TOTAL COMPENSATION
                                COMPENSATION   COMPENSATION     FROM TRUST AND
  NAME                            FROM FUND   FROM PORTFOLIO     FUND COMPLEX
  ----                          ------------  --------------  -----------------
Donald R. Dwight ..........         $0           $1,164\2/        $135,000\4/
Samuel L. Hayes, III ......          0            1,222\3/         150,000\5/
Norton H. Reamer ..........          0            1,254            135,000
John L. Thorndike .........          0            1,336            140,000
Jack L. Treynor ...........          0            1,235            140,000
----------
\1/ The Eaton Vance fund complex consists of 211 registered investment companies or series thereof.
\2/ Includes $294 of deferred compensation.
\3/ Includes $393 of deferred compensation.
\4/ Includes $35,000 of deferred compensation.
\5/ Includes $33,750 of deferred compensation.

                           PERFORMANCE INFORMATION
    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Fund from October 2, 1992 through August 31, 1995. The total return for the period prior to the Fund's commencement of operations on February 14, 1994 reflects the Portfolio's total return (or that of its predecessor) adjusted to reflect any applicable Fund sales charge. Such performance has not been adjusted to reflect the Fund's service fees and certain other expenses. The performance reflects the sales charge and fee structure for the Fund effective February 1, 1996.

                          VALUE OF $1,000 INVESTMENT

                                                                     TOTAL RETURN              TOTAL RETURN
                                        VALUE OF    VALUE OF    EXCLUDING SALES CHARGE    INCLUDING SALES CHARGE
        INVESTMENT        INVESTMENT    INITIAL    INVESTMENT -----------------------------------------------------
          PERIOD             DATE     INVESTMENT*  ON 8/31/95   CUMULATIVE   ANNUALIZED   CUMULATIVE   ANNUALIZED
          ------            ------      -------      ------   ------------- ------------ ------------ -------------
Life of the Fund           10/02/92     $962.51     $1,126.79     17.07%       5.56%        12.68%       4.18%
1 Year Ended 8/31/95        8/31/94     $962.01     $1,013.75      5.38%       5.38%         1.43%       1.43%

    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.
----------

*    Initial investment less the maximum sales charge of 3.75%. This sales charge is effective February 1, 1996. Prior thereto,
     Fund shares redeemed within one year of their purchase are subject to a contingent deferred sales charge of 1%.
**   If a portion of the Fund's expenses had not been subsidized, the Fund would have had lower returns.

    For the thirty-day period ended August 31, 1995, the yield of the Fund was 4.37%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 4.37% would be 6.81%, assuming a combined federal and State tax rate of 35.83%. If a portion of the Fund's expenses had not been allocated to the Administrator, the Fund would have had a lower yield.

    The Fund's distribution rate (calculated on August 31, 1995 and based on the Fund's monthly distribution paid August 22, 1995) was 4.29%, and the Fund's effective distribution rate (calculated on the same date and based on the same monthly distribution) was 4.38%. If a portion of the Fund's expenses had not been allocated to the Administrator, the Fund would have had a lower distribution rate and effective distribution rate.

    See the Tax Equivalent Yield Table in this Part II for information concerning applicable tax rates and income brackets.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
    As at October 15, 1995, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of October 15, 1995, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL was the record owner of approximately 11.73% of the outstanding shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. As of the same date, the following shareholders owned beneficially and of record, the percentages of outstanding shares of the Fund indicated after their names: Anthony P. Cuozzo & Joseph A. Cuozzo, JTWROS, Surfside Beach, South Carolina (39.28%); Barbara B. McDaniel, Awendaw, South Carolina (9.13%) and PaineWebber FBO Douglas P. Magann and Sarah R. Magann JTWROS, Georgetown, South Carolina (8.19%). To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.

                              OTHER INFORMATION
    The Trust, which is a Massachusetts business trust established in 1985, was originally called Eaton Vance High Yield Municipals Trust. The Trust changed its name to Eaton Vance Municipals Trust on January 7, 1991. The Fund changed its name from EV Classic South Carolina Tax Free Fund to EV Classic South Carolina Municipals Fund on January 1, 1996 and to EV Traditional South Carolina Municipals Fund on February 1, 1996.

                          TAX EQUIVALENT YIELD TABLE
                     TAX EXEMPT VERSUS TAXABLE SECURITIES
    The table below gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7% under the regular federal income tax and South Carolina State income tax laws and tax rates applicable for 1995.

                                                                                  A FEDERAL AND SOUTH CAROLINA STATE
                                                      COMBINED                           TAX EXEMPT YIELD OF:
      SINGLE RETURN              JOINT RETURN        FEDERAL AND        4%     4.5%       5%     5.5%       6%     6.5%       7%
--------------------------  ----------------------    SC STATE     ----------------------------------------------------------------
                (TAXABLE INCOME)<F1>                TAX BRACKET<F2>           IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
--------------------------------------------------  -------------  ----------------------------------------------------------------
            Up to $ 23,350          Up to $ 39,000     20.95%         5.06%     5.69%    6.33%    6.96%    7.59%    8.22%    8.86%
       $ 23,351 - $ 56,500     $ 39,001 - $ 94,250     33.04          5.97      6.72     7.47     8.21     8.96     9.71    10.45
       $ 56,551 - $117,950     $ 94,251 - $143,600     35.83          6.23      7.01     7.79     8.57     9.35    10.13    10.91
       $117,951 - $256,500     $143,601 - $256,500     40.48          6.72      7.56     8.40     9.24    10.08    10.92    11.76
           Over - $256,500         Over - $256,500     43.83          7.12      8.01     8.90     9.79    10.68    11.57    12.46

<F1> Net amount subject to federal and South Carolina personal income tax after deductions and exemptions.

<F2> The first tax bracket is calculated using the highest South Carolina tax rate within the bracket. Taxpayers with taxable income within this bracket may have a lower combined bracket and taxable equivalent yield than indicated above. The combined tax rates assume that South Carolina taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. The applicable federal tax rates within the brackets set forth above are 15%, 28%, 31%, 36% and
     39.6% over the same ranges of income.

Note: The federal income tax portion of above-indicated combined income tax brackets does not take into account the effect of a reduction in the deductibility of itemized deductions (including South Carolina State income tax) for taxpayers with Adjusted Gross Income in excess of $114,700. The tax brackets also do not show the effects of phaseout of personal exemptions for single filers with Adjusted Gross Income in excess of $114,700 and joint filers with Adjusted Gross Income in excess of $172,050. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above.

Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield. No assurance can be given that EV Traditional South Carolina Municipals Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations, the interest from which is exempt from the regular federal income tax and South Carolina personal income taxes, other income received by the Portfolio and allocated to the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions except for South Carolina personal income taxes. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the federal alternative minimum tax. The illustrations assume that the federal alternative minimum tax is not applicable and do not take into account any tax credit that may be available.

The information set forth above is as of the date of this Statement of Information. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above. Investors should consult their tax adviser for additional information.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II


    This Part II provides information about EV TRADITIONAL TENNESSEE MUNICIPALS FUND. The investment objective of the Fund is to provide current income exempt from regular federal income tax and Tennessee State personal income taxes. The Fund currently seeks to achieve its investment objective by investing its assets in the Tennessee Municipals Portfolio (the "Portfolio").


                            RISKS OF CONCENTRATION
    The following information as to certain Tennessee considerations is given to investors in view of the Portfolio's policy of concentrating its investments in Tennessee issuers. Such information supplements the information in the Prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of Tennessee issuers. Neither the Trust nor the Portfolio has independently verified this information.

    Tennessee's State Constitution requires that (1) the total expenditures of the State for any fiscal year shall not exceed the State's revenues and reserves, including the proceeds of debt obligations issued to finance capital expenditures and (2) in no year shall the rate of growth of appropriations from State tax revenues exceed the estimated rate of growth of the State's economy. In the past, the Governor and the General Assembly have had to restrict expenditures to comply with the State Constitution.


    The Tennessee economy generally tends to rise and fall in a roughly parallel manner with the U.S. economy. Like the U.S. economy, the Tennessee economy entered recession in the last half of 1990 which continued throughout 1991 and into 1992 as the Tennessee index of leading economic indicators trended downward throughout the period. The Tennessee economy gained strength during the latter part of 1992 and this renewed vitality steadily continued through 1993 and 1994. Current indicators are for the State to enjoy a year of moderate economic gains in 1995.

                              FEES AND EXPENSES
INVESTMENT ADVISER
    As of August 31, 1995, the Portfolio had net assets of $58,673,303. For the fiscal year ended August 31, 1995, the Portfolio paid BMR advisory fees of $177,788 (equivalent to 0.31% of the Portfolio's average daily net assets for such year). For the eleven months ended August 31, 1994, the Portfolio paid BMR advisory fees of $125,060 (equivalent to 0.28% (annualized) of the Portfolio's average daily net assets for such period). For the period from the Portfolio's start of business, February 1, 1993, to the fiscal year ended September 30, 1993, BMR would have earned, absent a fee reduction, advisory fees of $32,069 (equivalent to 0.19% (annualized) of the Portfolio's average daily net assets for such period). To enhance the net income of the Portfolio, BMR made a reduction of the full amount of its advisory fee and BMR was allocated a portion of expenses related to the operation of the Portfolio in the amount of $4,724. The Portfolio's Investment Advisory Agreement with BMR is dated October 13, 1992 and remains in effect until February 28, 1996. The Agreement may be continued as described under "Investment Adviser and Administrator" in Part I of this Statement of Additional Information.


ADMINISTRATOR
    As stated under "Investment Adviser and Administrator" in Part I of this Statement of Additional Information, the Administrator currently receives no compensation for providing administrative services to the Fund. For the fiscal year ended August 31, 1995 and for the period from the start of business, December 9, 1993, to the fiscal year ended August 31, 1994, $16,872 and $13,987, respectively, of the Fund's operating expenses were allocated to the Administrator.


DISTRIBUTION PLAN
    Until February 1, 1996, the Fund will make payments under a Distribution Plan, which has been approved by the Fund's initial sole shareholder (Eaton Vance) and by the Board of Trustees of the Trust, as required by Rule 12b-1. During the fiscal year ended August 31, 1995, the Principal Underwriter paid to Authorized Firms sales commissions of $8,450 on sales of Fund shares. During the same period, the Fund paid sales commission payments under the Plan to the Principal Underwriter aggregating $8,628. Such payments reduced Uncovered Distribution Charges. During such period, no contingent deferred sales charges were paid to the Principal Underwriter. As at August 31, 1995, the outstanding Uncovered Distribution Charges of the Principal Underwriter calculated under the Plan amounted to approximately $116,000 (which amount was equivalent to 10.7% of the Fund's net assets on such date). During the fiscal year ended August 31, 1995, the Fund paid service fee payments under the Plan aggregating $2,319, of which $2,202 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter. Commencing February 1, 1996, the Fund will make service fee payments pursuant to the Service Plan described in Part I. See "Service Plan."


PRINCIPAL UNDERWRITER
    For the fiscal year ended August 31, 1995, the Fund paid the Principal Underwriter $20 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each such transaction).


CUSTODIAN
    For the fiscal year ended August 31, 1995, the Fund paid IBT $3,903 and the Portfolio paid IBT $13,033.


BROKERAGE
    For the fiscal year ended August 31, 1995, the eleven months ended August 31, 1994, and for the period from the start of business, February 1, 1993, to the fiscal year ended September 30, 1993, the Portfolio paid no brokerage commissions on portfolio transactions.


TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested
Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended August 31, 1995, the noninterested Trustees of the Trust and the Portfolio received the following compensation in their capacities as Trustees from the Fund and the Portfolio, and, for the year ended September 30, 1995, earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex\1/:

                                 AGGREGATE      AGGREGATE     TOTAL COMPENSATION
                                COMPENSATION   COMPENSATION     FROM TRUST AND
  NAME                            FROM FUND   FROM PORTFOLIO     FUND COMPLEX
  ----                          ------------  --------------  -----------------
Donald R. Dwight .....              $0           $1,164\2/        $135,500\4/
Samuel L. Hayes, III .               0            1,222\3/         150,000\5/
Norton H. Reamer .....               0            1,254            135,000
John L. Thorndike ....               0            1,336            140,000
Jack L. Treynor ......               0            1,235            140,000
----------
\1/ The Eaton Vance fund complex consists of 211 registered investment companies or series thereof.
\2/ Includes $294 of deferred compensation.
\3/ Includes $393 of deferred compensation.
\4/ Includes $35,000 of deferred compensation.
\5/ Includes $33,750 of deferred compensation.


                        ADDITIONAL OFFICER INFORMATION
    In addition to the officers of the Portfolio listed under "Officers of the Trust and the Portfolio" in Part I of this Statement of Additional Information, Cynthia J. Clemson (32) is a Vice President of the Portfolio. Ms. Clemson has served as a Vice President of the Portfolio since June 19, 1995. Ms. Clemson has been a Vice President of BMR and Eaton Vance since 1993 and an employee of Eaton Vance since 1985. Ms. Clemson is an officer of various investment companies managed by Eaton Vance or BMR.

                           PERFORMANCE INFORMATION
    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Fund from August 25, 1992 through August 31, 1995 and for the one year period ended August 31, 1995. The total return for the period prior to the Fund's commencement of operations on December 9, 1993 reflects the Portfolio's total return (or that of its predecessor) adjusted to reflect any applicable Fund sales charge. The total return for such prior period has not been adjusted to reflect the Fund's service fees and certain other expenses. The performance reflects the sales charge and fee structure for the Fund effective February 1, 1996.

                         VALUE OF A $1,000 INVESTMENT

                                                                                  TOTAL RETURN                 TOTAL RETURN
                                                             VALUE OF        EXCLUDING SALES CHARGE       INCLUDING SALES CHARGE
        INVESTMENT           INVESTMENT      AMOUNT OF      INVESTMENT    ----------------------------  ---------------------------
          PERIOD                DATE        INVESTMENT<F1>  ON 8/31/95     CUMULATIVE     ANNUALIZED     CUMULATIVE     ANNUALIZED
--------------------------  -------------  --------------  -------------  -------------  -------------  -------------  ------------
Life of the Fund<F2>           8/25/92        $962.34        $1,151.40       19.62%          6.12%         15.14%         4.78%
1 Year Ended 8/31/95<F2>       8/31/94        $962.42        $1,023.28        6.32%          6.32%          2.34%         2.34%

    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.
----------

<F1> Initial investment less the maximum sales charge of 3.75%. This sales charge is effective February 1, 1996. Prior thereto,
     Fund shares redeemed within one year of their purchase are subject to a contingent deferred sales charge of 1%.
<F2> If a portion of the Portfolio's and/or the Fund's expenses had not been subsidized, the Fund would have had lower returns.

    For the thirty-day period ended August 31, 1995, the yield of the Fund was 4.35%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 4.35% would be 6.71%, assuming a combined federal and State tax rate of 35.14%. If a portion of the Fund's expenses had not been allocated to the Administrator, the Fund would have had a lower yield.

    The Fund's distribution rate (calculated on August 31, 1995 and based on the Fund's monthly distribution paid August 22, 1995) was 4.49%, and the Fund's effective distribution rate (calculated on the same date and based on the same monthly distribution) was 4.58%. If a portion of the Fund's expenses had not been allocated to the Administrator, the Fund would have had a lower distribution rate and effective distribution rate.

    See the Tax Equivalent Yield Table in this Part II for information concerning applicable tax rates and income brackets.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
    As at October 13, 1995, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of October 13, 1995, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL was the record owner of approximately 63.2% of the outstanding shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. In addition, as of such date, the following shareholders owned beneficially and of record the percentages of the outstanding shares of the Fund indicated after their names: Buford Deford & Jane Deford, Nashville, TN (7.0%) and Patrick B. Apfeld & Kristine H. Apfeld Jt Ten, Signal Mountain, TN (5.4%). To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares on such date.

                              OTHER INFORMATION
    The Trust, which is a Massachusetts business trust established in 1985, was originally called Eaton Vance High Yield Municipals Trust. The Trust changed its name to Eaton Vance Municipals Trust on January 7, 1991. The Fund changed its name from EV Classic Tennessee Tax Free Fund to EV Classic Tennessee Municipals Fund on January 1, 1996 and to EV Traditional Tennessee Municipals Fund on February 1, 1996.

                          TAX EQUIVALENT YIELD TABLE
    The table below gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7% under the regular federal income tax and Tennessee State income tax laws and tax rates applicable for 1995.

                                                                                    A FEDERAL AND TENNESSEE STATE
                                                      COMBINED                           TAX EXEMPT YIELD OF:
      SINGLE RETURN              JOINT RETURN        FEDERAL AND        4%     4.5%       5%     5.5%       6%     6.5%       7%
--------------------------  ----------------------    TN STATE     ----------------------------------------------------------------
                (TAXABLE INCOME)<F1>                TAX BRACKET<F2>           IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:
--------------------------------------------------  -------------  ----------------------------------------------------------------
          Up to   $ 23,350        Up to   $ 39,000      20.10%        5.01%     5.63%    6.26%    6.88%    7.51%    8.14%    8.76%
       $ 23,351 - $ 56,550     $ 39,001 - $ 94,250      32.32         5.91      6.65     7.39     8.13     8.87     9.60    10.34
       $ 56,551 - $117,950     $ 94,251 - $143,600      35.14         6.17      6.94     7.71     8.48     9.25    10.02    10.79
       $117,951 - $256,500     $143,601 - $256,500      39.84         6.65      7.48     8.31     9.14     9.97    10.80    11.64
           Over   $256,500         Over   $256,500      43.22         7.05      7.93     8.81     9.69    10.57    11.45    12.33

<F1> Net amount subject to federal and Tennessee personal income tax after deductions and exemptions.

<F2> The combined tax rates assume that Tennessee taxes are itemized deductions for federal income tax purposes. Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. The applicable federal tax rates within the brackets set forth above ar 15%, 28%, 31%, 36%
     and 39.6% over the same ranges of income. The assumed Tennessee State income tax rate is 6%.

Note: The federal income tax portion of above-indicated combined income tax brackets does not take into account the effect of a reduction in the deductibility of itemized deductions (including Tennessee State income taxes) for taxpayers with adjusted gross income in excess of $114,700. The tax brackets also do not show the effects of phaseout of personal exemptions for single filers with adjusted gross income in excess of $114,700 and joint filers with adjusted gross income in excess of $172,050. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above.

Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield. No assurance can be given that EV Traditional Tennessee Municipals Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations, the interest from which is exempt from the regular federal income tax and Tennessee personal income taxes, other income received by the Portfolio and allocated to the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions except for Tennessee personal income taxes. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, is treated as a tax preference item which could subject the recipient to the federal alternative minimum tax. The illustrations assume that the federal alternative minimum tax is not applicable and do not take into account any tax credits that may be available.

The information set forth above is as of the date of this Statement of Additional Information. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above. Investors should consult their tax adviser for additional information.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II


    This Part II provides information about EV TRADITIONAL VIRGINIA MUNICIPALS FUND. The investment objective of the Fund is to provide current income exempt from regular federal income tax and Virginia State personal income taxes. The Fund currently seeks to achieve its investment objective by investing its assets in the Virginia Municipals Portfolio (the "Portfolio").

                            RISKS OF CONCENTRATION
    The following information as to certain Virginia considerations is given to investors in view of the Portfolio's policy of concentrating its investments in Virginia issuers. Such information supplements the information in the Prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of Virginia issuers. Neither the Trust nor the Portfolio has independently verified this information.


    The Commonwealth of Virginia has had a tradition of low debt, and a large proportion of its general obligation bonds has been supported by particular revenue-producing projects. However, a trend towards more use of non-general obligation debt, which is not subject to constitutional limits on borrowing, is now changing the Commonwealth's debt profile. In recent years, the Commonwealth has expanded its limited obligation borrowings through various financing vehicles such as the Virginia Public Building Authority and the Virginia College Building Authority, and has embarked upon a substantial transportation bonding program to which certain increases in retail sales and motor vehicle-related taxes enacted in 1986 are dedicated. The general fund is the Commonwealth's major operating fund and accounts for about half of Commonwealth expenditures. It covers all functions except highways and Federal grant disbursements, for which there are special revenue funds.

    While the Commonwealth has had a long history of sound financial operations, variations of a cyclical nature have occurred during the past several years. During fiscal year 1992, financial operations were somewhat more favorable than expected. Revenues of $5.6 billion exceeded expenditures by approximately $150 million with $44 million in increased revenues and the balance in decreased expenditures ordered by the Governor in December of 1991. The closing balance at June 30, 1992 was $195.1 million, of which $142.3 million will be reappropriated, leaving $52.8 million as an unreserved, undesignated balance, the first such balance in four years. The fiscal 1993 ending balance for the General Fund was $331.8 million of which $59.7 is unreserved, undesignated. Revenues for the 1993 fiscal year were 8.9% higher than fiscal year 1992, a $103 million increase. At the close of the biennium ending June 30, 1994, the Fund balance amounted to $518.7 million of which $81 million was reserved, including $79.9 million for the Revenue Stabilization Fund. Preliminary results for fiscal 1995 indicate a general fund surplus of $65 million.

    Virginia's economy is generally affected by economic trends throughout the country and in the Mid-Atlantic region, and it is particularly influenced by Federal civilian and military installations and the growth of suburban communities around Washington, D.C. Also significant to the economy of Virginia are manufacturing (such as electronic equipment, shipbuilding and chemical products), minerals (chiefly coal), service sector occupations (including banking and insurance), agriculture and tourism. Unemployment rates are typically below the national average, but because of a large military and civilian government employment component, and the related civilian employment, a substantial decrease in defense or other governmental spending could have a material adverse effect on both the unemployment rate and the economy of the Commonwealth in general.


                              FEES AND EXPENSES
INVESTMENT ADVISER
    As of August 31, 1995, the Portfolio had net assets of $191,747,922. For the fiscal year ended August 31, 1995, the Portfolio paid BMR advisory fees of $834,074 (equivalent to 0.44% of the Portfolio's average daily net assets for such year). For the eleven months ended August 31, 1994, the Portfolio paid BMR advisory fees of $744,841 (equivalent to 0.43% (annualized) of the Portfolio's average daily net assets for such period). For the period from the Portfolio's start of business, February 1, 1993, to the fiscal year ended September 30, 1993, the Portfolio paid BMR advisory fees of $378,975 (equivalent to 0.41% (annualized) of the Portfolio's average daily net assets for such period). The Portfolio's Investment Advisory Agreement with BMR is dated October 13, 1992 and remains in effect until February 28, 1996. The Agreement may be continued as described under "Investment Adviser and Administrator" in Part I of this Statement of Additional Information.

ADMINISTRATOR
    As stated under "Investment Adviser and Administrator" in Part I of this Statement of Additional Information, the Administrator currently receives no compensation for providing administrative services to the Fund. For the fiscal year ended August 31, 1995, and for the period from the start of business, December 17, 1993, to the fiscal year ended August 31, 1994, $19,518 and $13,546, respectively, of the Fund's operating expenses were allocated to the Administrator.

DISTRIBUTION PLAN
     Until February 1, 1996, the Fund will make payments under a Distribution Plan, which has been approved by the Fund's initial sole shareholder (Eaton Vance) and by the Board of Trustees of the Trust, as required by Rule 12b-1. During the fiscal year ended August 31, 1995, the Principal Underwriter paid to Authorized Firms sales commissions of $8,156 on sales of Fund shares. During the same period, the Fund paid sales commission payments under the Plan to the Principal Underwriter aggregating $10,351. Such payments reduced Uncovered Distribution Charges. During such period, there were no contingent deferred sales charges imposed on early redeeming shareholders. As at August 31, 1995, the outstanding Uncovered Distribution Charges of the Principal Underwriter calculated under the Plan amounted to approximately $163,000 (which amount was equivalent to 10.9% of the Fund's net assets on such date). During the fiscal year ended August 31, 1995, the Fund paid service fee payments under the Plan aggregating $2,765, of which $2,550 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter. Commencing February 1, 1996, the Fund will make service fee payments pursuant to the Service Plan described in Part I. See "Service Plan."


PRINCIPAL UNDERWRITER
    For the fiscal year ended August 31, 1995, the Fund paid the Principal Underwriter $52.50 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each such transaction).


CUSTODIAN
    For the fiscal year ended August 31, 1995, the Fund paid IBT $2,535 and the Portfolio paid IBT $1,500.


BROKERAGE
    For the fiscal year ended August 31, 1995, for the eleven months ended August 31, 1994, and for the period from the start of business, February 1, 1993, to the fiscal year ended September 30, 1993, the Portfolio paid no brokerage commissions on portfolio transactions.


TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested
Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and of the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended August 31, 1995, the noninterested Trustees of the Trust and the Portfolio received the following compensation in their capacities as Trustees from the Fund and the Portfolio, and, for the year ended September 30, 1995, earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex\1/:


                                 AGGREGATE      AGGREGATE     TOTAL COMPENSATION
                                COMPENSATION   COMPENSATION     FROM TRUST AND
  NAME                            FROM FUND   FROM PORTFOLIO     FUND COMPLEX
  ----                          ------------  --------------  -----------------
  Donald R. Dwight ......           $0           $2,096\2/        $135,000\4/
  Samuel L. Hayes, III ..            0            2,123\3/         150,000\5/
  Norton H. Reamer ......            0            2,133            135,000
  John L. Thorndike .....            0            2,227            140,000
  Jack L. Treynor .......            0            2,196            140,000
----------
\1/ The Eaton Vance fund complex consists of 211 registered investment companies or series thereof.
\2/ Includes $525 of deferred compensation.
\3/ Includes $682 of deferred compensation.
\4/ Includes $35,000 of deferred compensation.
\5/ Includes $33,750 of deferred compensation.


                        ADDITIONAL OFFICER INFORMATION
    In addition to the officers of the Portfolio listed under "Officers of the Trust and the Portfolio" in Part I of this Statement of Additional Information, David C. Reilly (38) has served as a Vice President of the Portfolio since June 19, 1995. Mr. Reilly has been a Vice President of BMR since 1992 and Eaton Vance since 1991, and is an officer of various investment companies managed by Eaton Vance or BMR. Prior to joining Eaton Vance, Mr. Reilly was a Vice President and a municipal bond analyst at Scudder, Stevens & Clark (1984-1991).

                           PERFORMANCE INFORMATION
    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Fund from July 26, 1991 through August 31, 1995 and for the one-year period ended August 31, 1995. The total return for the period prior to the Fund's commencement of operations on December 17, 1993 reflects the Portfolio's total return (or that of its predecessor) adjusted to reflect any applicable Fund sales charge. The total return for such prior period has not been adjusted to reflect the Fund's service fees and certain other expenses. The performance reflects the sales charge and fee structure for the Fund effective February 1, 1996.

                         VALUE OF A $1,000 INVESTMENT

                                                                                 TOTAL RETURN                  TOTAL RETURN
                                                            VALUE OF        EXCLUDING SALES CHARGE        INCLUDING SALES CHARGE
       INVESTMENT           INVESTMENT      AMOUNT OF      INVESTMENT    ----------------------------   ---------------------------
         PERIOD                DATE        INVESTMENT<F1>  ON 8/31/95     CUMULATIVE      ANNUALIZED     CUMULATIVE     ANNUALIZED
         ------               ------         -------         ------      -------------   ------------   ------------   ------------
Life of the Fund<F2>         7/26/91         $962.54       $1,241.37        28.97%          6.40%          24.13%         5.41%
1 Year Ended 8/31/95<F2>     8/31/94         $962.38       $1,025.04         6.51%          6.51%           2.52%         2.52%

    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.
----------

<F1> Initial investment less the maximum sales charge of 3.75%. The sales charge is effective February 1, 1996. Prior thereto,
     Fund shares redeemed within one year of their purchase are subject to a contingent deferred sales charge of 1%.
<F2> If a portion of the Fund's expenses had not been subsidized, the Fund would have had lower returns.

    For the thirty-day period ended August 31, 1995, the yield of the Fund was 4.32%. The yield required of a taxable security that would produce an after-tax yield equivalent to that earned by the Fund of 4.32% would be 6.64%, assuming a combined federal and State tax rate of 34.97%. If a portion of the Fund's expenses had not been allocated to the Administrator, the Fund would have had a lower yield.

    The Fund's distribution rate (calculated on August 31, 1995 and based on the Fund's monthly distribution paid August 22, 1995) was 4.52%, and the Fund's effective distribution rate (calculated on the same date and based on the same monthly distribution) was 4.62%. If a portion of the Fund's expenses had not been allocated to the Administrator, the Fund would have had a lower distribution rate and effective distribution rate.

    See the Tax Equivalent Yield Table in this Part II for information concerning applicable tax rates and income brackets.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
    As at October 13, 1995, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of October 13, 1995, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL and PaineWebber Incorporated for the benefit of Olive M. Wolters, Hanover, Virginia were the record owners of approximately 39.81% and 6.71%, respectively, of the outstanding shares, which were held on behalf of their customers who are the beneficial owners of such shares, and as to which they had voting power under certain limited circumstances. In addition, as of the same date, the following shareholders owned of record the percentages of outstanding shares indicated after their names: Kevin Miley Fogarty, Falls Church, VA 22043 (12.53%) and PaineWebber for the benefit of Cynthia M. Gumbinner, Trustee, Cynthia M. Gumbinner Trust U/A dtd 12/10/92, Annandale, VA 23069-3821(5.66%). To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.

                              OTHER INFORMATION
    The Trust, which is a Massachusetts business trust established in 1985, was originally called Eaton Vance High Yield Municipals Trust. The Trust changed its name to Eaton Vance Municipals Trust on January 7, 1991. The Fund changed its name from EV Classic Virginia Tax Free Fund to EV Classic Virginia Municipals Fund on January 1, 1996 and to EV Traditional Virginia Municipals Fund on February 1, 1996.

                          TAX EQUIVALENT YIELD TABLE
    The table below gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax exempt bonds yielding from 4% to 7% under the regular federal income tax and Virginia State income tax laws and tax rates applicable for 1995.


                                                      COMBINED                      A FEDERAL AND VIRGINIA STATE
      SINGLE RETURN              JOINT RETURN        FEDERAL AND                         TAX EXEMPT YIELD OF:
--------------------------  ----------------------    VA STATE     ----------------------------------------------------------------
                (TAXABLE INCOME)<F1>                TAX BRACKET<F2>     4%     4.5%       5%     5.5%       6%     6.5%       7%
--------------------------------------------------  ------------- ----------------------------------------------------------------
                                                                         IS EQUIVALENT TO A FULLY TAXABLE YIELD OF:

          Up to   $ 23,350        Up to   $ 39,000      19.89%        4.99%     5.62%    6.24%    6.87%    7.49%    8.11%    8.74%
       $ 23,351 - $ 56,550     $ 39,001 - $ 94,250      32.14         5.89      6.63     7.37     8.10     8.84     9.58    10.32
       $ 56,551 - $117,950     $ 94,251 - $143,600      34.97         6.15      6.92     7.69     8.46     9.23    10.00    10.76
       $117,951 - $256,500     $143,601 - $256,500      39.68         6.63      7.46     8.29     9.12     9.95    10.78    11.60
           Over   $256,500         Over   $256,500      43.07         7.03      7.90     8.78     9.66    10.54    11.42    12.30

<F1> Net amount subject to federal and Virginia personal income tax after deductions and exemptions.


<F2> The combined federal and Virginia tax brackets are calculated using the highest Virginia tax rate within each bracket.
     Taxpayers with taxable income within such brackets may have lower combined tax brackets and taxable equivalent yields than indicated above. The combined tax rates assume that Virginia taxes are itemized deductions for federal income tax purposes.
     Investors who do not itemize deductions on their federal income tax return will have a higher combined bracket and higher taxable equivalent yield than those indicated above. The applicable federal tax rates within each of these combined brackets are 15%, 28%, 31% and 39.6%.

Note: The federal income tax portion of above-indicated combined income tax brackets does not take into account the effect of a reduction in the deductibility of itemized deductions (including Virginia State income taxes) for taxpayers with adjusted gross income in excess of $117,400. The tax brackets also do not show the effects of phaseout of personal exemptions for single filers with adjusted gross income in excess of $117,400 and joint filers with adjusted gross income in excess of $172,050. The effective tax brackets and equivalent taxable yields of such taxpayers will be higher than those indicated above.

Yields shown are for illustration purposes only and are not meant to represent the Fund's actual yield. No assurance can be given that EV Traditional Virginia Municipals Fund will achieve any specific tax exempt yield. While it is expected that the Portfolio will invest principally in obligations, the interest from which is exempt from the regular federal income tax and Virginia personal income taxes, other income received by the Portfolio and allocated to the Fund may be taxable. The table does not take into account state or local taxes, if any, payable on Fund distributions except for regular Virginia personal income taxes. It should also be noted that the interest earned on certain "private activity bonds" issued after August 7, 1986, while exempt from the regular federal income tax, and regular Virginia personal income tax, is treated as a tax preference item which could subject the recipient to the federal and Virginia alternative minimum taxes. The illustrations assume that the federal and Virginia alternative minimum taxes are not applicable and do not take into account any tax credits that may be available.

The information set forth above is as of the date of this Statement of Additional Information. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax equivalent yields set forth above. Investors should consult with their tax adviser for additional information.

[LOGO]
EATON VANCE
MUTUAL FUNDS


EV TRADITIONAL
MUNICIPAL
FUNDS


STATEMENT OF ADDITIONAL
INFORMATION
JANUARY 1, 1996


EV TRADITIONAL ALABAMA MUNICIPALS FUND
EV TRADITIONAL ARKANSAS MUNICIPALS FUND
EV TRADITIONAL GEORGIA MUNICIPALS FUND
EV TRADITIONAL KENTUCKY MUNICIPALS FUND
EV TRADITIONAL LOUISIANA MUNICIPALS FUND
EV TRADITIONAL MARYLAND MUNICIPALS FUND
EV TRADITIONAL MISSOURI  MUNICIPALSFUND
EV TRADITIONAL NORTH CAROLINA MUNICIPALS FUND
EV TRADITIONAL OREGON MUNICIPALS FUND
EV TRADITIONAL SOUTH CAROLINA MUNICIPALS FUND
EV TRADITIONAL TENNESSEE MUNICIPALS FUND
EV TRADITIONAL VIRGINIA MUNICIPALS FUND







EV TRADITIONAL
MUNICIPAL FUNDS
24 FEDERAL STREET
BOSTON, MA 02110

-------------------------------------------------------------------------------
PORTFOLIO INVESTMENT ADVISER
Boston Management and Research, 24 Federal Street, Boston, MA 02110

FUND ADMINISTRATOR
Eaton Vance Management, 24 Federal Street, Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc., 24 Federal Street, Boston, MA 02110
(800) 225-6265

CUSTODIAN
Investors Bank & Trust Company, 89 South Street, Boston, MA 02111

TRANSFER AGENT
First Data Investor Services Group, BOS725, P.O. Box 1559, Boston, MA 02104
(800) 262-1122

AUDITORS
Deloitte & Touche LLP, 125 Summer Street, Boston, MA 02110


T-TFC1/1SAI

EATON VANCE MUNICIPALS TRUST

FOR THE FUNDS:


                    - EV Classic Alabama Tax Free Fund

                    - EV Classic Arkansas Tax Free Fund

                    - EV Classic Georgia Tax Free Fund

                    - EV Classic Kentucky Tax Free Fund

                    - EV Classic Louisiana Tax Free Fund

                    - EV Classic Maryland Tax Free Fund

                    - EV Classic Missouri Tax Free Fund

                    - EV Classic North Carolina Tax Free Fund

                    - EV Classic Oregon Tax Free Fund

                    - EV Classic South Carolina Tax Free Fund

                    - EV Classic Tennessee Tax Free Fund

                    - EV Classic Virginia Tax Free Fund


===============================================================================


                               [EATON VANCE LOGO]


===============================================================================


                           ANNUAL SHAREHOLDER REPORT

                                AUGUST 31, 1995

                                Table of Contents

ITEM                                                                          PAGE
President's letter to shareholders .....................................       3
Year-end results, listed by state ......................................       4
Management Reports:
        EV Classic Alabama Tax Free Fund ...............................       5
        EV Classic Arkansas Tax Free Fund ..............................       6
        EV Classic Georgia Tax Free Fund ...............................       7
        EV Classic Kentucky Tax Free Fund ..............................       8
        EV Classic Louisiana Tax Free Fund .............................       9
        EV Classic Maryland Tax Free Fund ..............................      10
        EV Classic Missouri Tax Free Fund ..............................      11
        EV Classic North Carolina Tax Free Fund ........................      12
        EV Classic Oregon Tax Free Fund ................................      13
        EV Classic South Carolina Tax Free Fund ........................      14
        EV Classic Tennessee Tax Free Fund .............................      15
        EV Classic Virginia Tax Free Fund ..............................      16
        Financial Results ..............................................      17

                                 To Shareholders

The global economy continues to demonstrate a pattern of slow growth with low inflation. The U.S. economy is no exception, as Gross Domestic Product should grow only modestly during 1995 at between 2% and 3%, with inflation of less than 3%. These characteristics bode well for all capital markets and particularly fixed income markets, including municipal bonds.

Indeed, municipal bonds performed well during the first half of 1995 by realizing strong capital appreciation as a result of this favorable investment environment. However, during this period the municipal market underperformed the taxable market because of concern about the potential passage of major tax reform (e.g., flat tax, value added tax or consumption tax) legislation.

Were major tax reform to become law, municipal bonds would probably be underperformers relative to taxable bonds because the current tax-advantaged status of municipal bonds likely would be eliminated.

[Chart entitled "Despite tax policy uncertainties, tax-exempt bonds yield more than 88% of Treasury yields"

This is a bar chart. The first of two bars shows the yield for 30-year AA-rated General Obligation (GO) bonds as 5.95%.

Below that bar is a second bar, showing the yield of 30-year Treasury bonds as 6.70%.

Extending to the right of the upper bar--the one describing general obligation yield--is an additional bar labeled 9.30% - Taxable equivalent yield of investment for couple in 36% tax bracket.

An asterisk after "30-year AA General Obligation (GO) bonds" refers to the following footnote: "GO yield is a compilation of a representative variety of general obligation bonds and is not necessarily represented by the Fund's yield. Statistics as of August 31, 1995. Past performance is no guarantee of future results.

Source:  Bloomberg, L.P.

Other footnotes:
Principal and interest payments of Treasury securities are guaranteed by the U.S. government.

However, we at Eaton Vance believe there is little chance of major tax reform legislation being enacted. Many factors have led us to this conclusion. For example, the inherent regressivity of the various flat tax proposals will provoke much opposition, as will proposals to eliminate such tax breaks as deductions for mortgage interest and state and local taxes. Also, such proposals could seriously depress entire sectors of the U.S. economy.

Accordingly, we view this recent underperformance by municipal bonds (because of fears of tax reform) as a potential buying opportunity. Municipal bonds could represent an attractive asset class at these current relative trading relationships, with the potential for future outperformance for those investors willing to adopt a patient, long-term investment horizon.

In addition, proposals are now circulating in both Congress and the White House to reduce the nation's budget deficit by severely cutting expenditures over the next decade. If enacted, such a concept would drastically reduce the federal government's borrowing needs and, as a result, would exert a meaningful downward influence on interest rates across the entire yield curve. All fixed-income instruments, including municipal bonds, would benefit.

We will continue to monitor changes in economic and political conditions and to pursue the goal of your Fund: to provide you with a competitive distribution of tax-free income from a portfolio of quality municipal bonds.+

[Photo of Thomas J. Fetter, President]

Sincerely,

/s/ Thomas J. Fetter

Thomas J. Fetter
President
October 3, 1995

+ A portion of the Portfolios' income could be subject to Federal alternative minimum tax.

                 INFORMATION ABOUT YOUR MUTUAL FUND INVESTMENT

                                                        RESULTS FOR THE YEAR ENDED AUGUST 31, 1995
                           -------------------------------------------------------------------------------------------------------
                                      FINANCIAL DATA:                                                   TAX DATA:
                           -------------------------------------                    ----------------------------------------------
                             Dividends     Fund's      Fund's                                         The after-tax
                                paid      NAV per   distribution                   If your combined    equivalent       Federal
                              by Fund     share at    rate at                      Federal & state   yield you would   income tax
                           during period  8/31/95     8/31/95                       tax rate is ...    need is ...    information*
                           -------------  --------  ------------                   ----------------  ---------------  ------------
EV Classic ALABAMA                                                  [Graphic of
Tax Free Fund                 $0.437       $9.51       4.43%         Alabama]           39.20%            7.26%          99.39%

EV Classic ARKANSAS                                                 [Graphic of
Tax Free Fund                 $0.440       $9.59       4.48%         Arkansas]          40.48%            7.52%          99.44

EV Classic GEORGIA                                                  [Graphic of
Tax Free Fund                 $0.433       $9.19       4.57%         Georgia]           39.84%            7.58%          99.59

EV Classic KENTUCKY                                                 [Graphic of
Tax Free Fund                 $0.443       $9.32       4.61%         Kentucky]          39.47%            7.61%          99.63

EV Classic LOUISIANA                                                [Graphic of
Tax Free Fund                 $0.469       $9.44       4.87%        Louisiana]          39.84%            8.09%          99.62

EV Classic MARYLAND                                                 [Graphic of
Tax Free Fund                 $0.439       $9.38       4.53%         Maryland]          41.12%            7.67%          99.12

EV Classic MISSOURI                                                 [Graphic of
Tax Free Fund                 $0.439       $9.48       4.46%        Missouri]           39.84%            7.39%          99.20

EV Classic NORTH CAROLINA                                           [Graphic of
Tax Free Fund                 $0.444       $9.28       4.63%      North Carolina]       40.96%            7.81%          98.76

EV Classic OREGON                                                   [Graphic of
Tax Free Fund                 $0.429       $9.44       4.40%          Oregon]           41.76%            7.54%          99.65

EV Classic SOUTH CAROLINA                                           [Graphic of
Tax Free Fund                 $0.431       $9.42       4.46%      South Carolina]       40.48%            7.49%          99.99

EV Classic TENNESSEE                                                [Graphic of
Tax Free Fund                 $0.446       $9.33       4.66%        Tennessee]          39.84%            7.74%          99.52

EV Classic VIRGINIA                                                 [Graphic of
Tax Free Fund                 $0.454       $9.33       4.69%         Virginia]          39.68%            7.75%          99.07

* Percentages represent the amounts of the total dividends paid by the Funds from net investment income during the year ended August 31, 1995, that have been designated as exempt-interest dividends. Tax legislation eliminated the exception to market discount rules applicable to tax-exempt obligations. As a result, certain tax-exempt obligations acquired by the Portfolio subsequent to April 30, 1993, at market discounts may generate a small amount of ordinary taxable income.

Included on the pages that follow are performance charts that compare your Fund's total return with that of a broad-based securities market index. The lines on the chart represent the total returns of $10,000 hypothetical investments in your Fund and the unmanaged Lehman Brothers Municipal Bond Index. The solid line on the chart represents the Fund's performance. The Fund's total return figure reflects fund expenses and portfolio transaction costs, and assumes the reinvestment of income dividends and capital gain distributions. The dotted line represents the performance of the Lehman Brothers Municipal Bond Index, a broad-based, widely recognized unmanaged index of municipal bonds. Whereas the Fund's portfolio is comprised principally of bonds solely from your individual state, the Index is composed of bonds from all 50 states and many jurisdictions. The Index's total return does not reflect any commissions or expenses that would be incurred if an investor individually purchased or sold the securities represented in the Index.

                        EV Classic Alabama Tax Free Fund

YOUR INVESTMENT AT WORK

City of Scottsboro
Water, Sewer and Gas Bonds

These bonds were used to allow the City of Scottsboro to extend and improve its natural gas distribution system and to improve its sanitary sewer system. The improvements included collection and transmission mains that allow the sewer system to serve additional customers. Similarly, improvements to the natural gas distribution system give it the capacity to accommodate new customers. The bond issue also provided funds to purchase related equipment and to expand the office operated by the city's Waterworks, Sewer and Gas Board. The bonds, totaling $6 million, were issued in 1994.

PORTFOLIO OVERVIEW
Based on market value as of August 31, 1995
[Graphic of Alabama]

Number of issues...............................     73
Average quality................................     AA
Investment grade...............................   97.7
Effective maturity.............................  16.79 yrs.
Largest sectors:
   Insured water and sewer.....................   17.2%*
   Industrial development/pollution
   control revenue ............................   12.7
   Insured  education..........................    8.5*
   General obligations.........................    6.5
   Insured hospitals...........................    6.4*

* Private insurance does not remove the risk of loss of principal due to changes in market conditions that is associated with these investments.

THE STATE OF THE STATE: Alabama

Alabama's state government has put a great deal of effort into diversifying the state's economy in recent years. Those efforts have met with some success, led by the development of the high technology sector, primarily in the Huntsville area. In terms of employment, manufacturing continues to be the largest sector, with the service sector experiencing some growth in and around the state's cities.

Since adoption of the state's economic development plan in 1993, more than 50 companies have invested more than $2.2 billion in Alabama. The largest project to date is the Mercedes Benz manufacturing facility that will build the company's sport utility vehicle. The assembly plant is located in Vance, in Tuscaloosa County, and is expected to open in 1997.

Employment levels, which traditionally were higher than the national average, have been approximately equal to the national average during the last three years.

The economic forecast for Alabama is for only moderate growth. The state's conservative economic policies have kept its budgets in balance.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EV CLASSIC ALABAMA TAX FREE FUND (INCLUDING SALES CHARGE) AND THE LEHMAN BROTHERS MUNICIPAL BOND INDEX

From December 31, 1993, through August 31, 1995

AVERAGE ANNUAL                          1                               Life
 TOTAL RETURN                         Year                            of Fund*
--------------                        ----                            --------
With CDSC                             5.9%                              3.2%
Without CDSC                          6.9%                              3.2%


DATE                             C. ALABAMA                        LEHMAN BROS.
----                             ----------                        ------------
12/93+                              10000                             10000
1/94                                10097                             10114
2/94                                 9825                              9852
3/94                                 9318                              9451
4/94                                 9400                              9531
5/94                                 9493                              9614
6/94                                 9401                              9558
7/94                                 9616                              9730
8/94                                 9617                              9764
9/94                                 9432                              9621
10/94                                9196                              9450
11/94                                8956                              9279
12/94                                9254                              9483
1/95                                 9598                              9754
2/95                                 9909                             10038
3/95                                 9996                             10153
4/95                                 9983                             10165
5/95                                10284                             10490
6/95                                10108                             10398
7/95                                10180                             10496
8/95                                10281                             10630

Past performance is not indicative of future results. Investment returns and principal will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Source: Towers Data Systems, Bethesda, MD.
* Investment operations commenced 12/7/93. +Index information is available only at month-end, therefore, the line comparison begins at the next month-end following the commencement of the Fund's investment operations.

FROM THE PORTFOLIO MANAGER:

[Photo of Timothy T. Browse]

"The bond market has had a nice upward run during late 1994 and through the middle of 1995. As a result, we're shifting our emphasis from capital appreciation to more of a balanced approach because we believe the good total return will come from a mixture of coupon income and price appreciation.

"We believe that over the long term, the outlook for municipal bonds is positive. While concerns over dramatic tax reform have depressed the market, it is hard to imagine an approved reform package that will be as extreme as the plans now being discussed.

" As part of our efforts to provide a diverse selection of bonds in the Alabama Portfolio, we have diversified away from a large representation in the hospital sector."

                                            -Timothy T. Browse

                        EV Classic Arkansas Tax Free Fund

YOUR INVESTMENT AT WORK
Baxter County
Aeroquip Corp. Project

This $7.2 million bond issue was used to finance the costs of building and equipping a rubber mixing facility, an expansion of the Aeroquip Corp.'s business in Arkansas.

The plant is located in the community of Mountain Home.Aeroquip Corp. manufactures and sells engineered component systems for industrial, aerospace and defense and automotive markets. It is a wholly-owned subsidiary of Trinova Corporation, which has backed payment of the bonds.

PORTFOLIO OVERVIEW
Based on market value as of August 31, 1995
[Graphic of Arkansas]

Number of issues...............................      66
Average quality................................      A+
Investment grade...............................    94.6%
Effective maturity.............................    16.96 yrs.
Largest sectors:
   Hospitals...................................     14.8%
   Industrial development/pollution
   control revenue ............................     13.2
   Housing.....................................     11.7
   Electric utilities..........................      9.2
   General obligations........................       8.2

THE STATE OF THE STATE: Arkansas

The Arkansas economy is relatively diverse and is led by the manufacturing, service and trade sectors. Manufacturing is the largest of the three, employing 25% of the state's workforce. Unemployment, however, has remained above the national average.

The state's food processing industry has given a boost to the state's economic performance. Four of the nation's biggest poultry processors are located in Arkansas, including Tyson Foods, Inc., which has more than 18,000 employees in the state and is expanding a poultry processing center.

The state's main revenue sources -- sales and use, individual income, and corporate income taxes, all have been raised in recent years. Another factor in the state's fiscal stability has been its revenue stabilization law. This law, enacted in 1973, prohibits expenditures from exceeding revenues during any fiscal year. Arkansas also is considered to have a very low public debt burden.

In the near future, the construction industry, stimulated by population growth, is likely to provide additional job growth and strength to the state's economy.


COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EV CLASSIC ARKANSAS TAX FREE FUND (INCLUDING SALES CHARGE) AND THE LEHMAN BROTHERS MUNICIPAL BOND INDEX

From February 28, 1994, through August 31, 1995

AVERAGE ANNUAL                          1                             Life
 TOTAL RETURN                         Year                          of Fund*
--------------                        ----                          --------
With CDSC                             4.5%                            3.1%
Without CDSC                          5.5%                            3.1%


DATE                             C. ARKANSAS                     LEHMAN BROS.
----                             -----------                     ------------
2/94+                               10000                           10000
3/94                                 9452                            9593
4/94                                 9543                            9674
5/94                                 9644                            9758
6/94                                 9500                            9701
7/94                                 9723                            9876
8/94                                 9795                            9910
9/94                                 9620                            9765
10/94                                9311                            9592
11/94                                9029                            9418
12/94                                9295                            9625
1/95                                 9617                            9900
2/95                                 9949                           10188
3/95                                10026                           10305
4/95                                10013                           10318
5/95                                10293                           10647
6/95                                10129                           10554
7/95                                10201                           10654
8/95                                10335                           10789

Past performance is not indicative of future results. Investment returns and principal will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Source: Towers Data Systems, Bethesda, MD.
* Investment operations commenced 2/9/94. +Index information is available only at month-end, therefore, the line comparison begins at the next month-end following the commencement of the Fund's investment operations.

FROM THE PORTFOLIO MANAGER:

[Photo of Timothy T. Browse]

"The supply of Arkansas bonds is limited. We take advantage of the ebbs and flows of supply and demand by buying larger blocks of bonds in the new issue market, when they are relatively attractive and more readily available and, over time, reselling them in smaller pieces as the supply dries up.

"We remain optimistic about the future of the municipal bond market. While worries about the possibility of dramatic tax reform have depressed the market, it is difficult to conceive of an approved tax reform package that will be as extreme as the plans now being discussed. The lessening of these fears, coupled with the ever-decreasing supply of bonds, should produce a positive picture for municipals bonds in the future."

                                            -Timothy T. Browse

                        EV Classic Georgia Tax Free Fund

YOUR INVESTMENT AT WORK
Savannah Resource Recovery
Development Authority

These bonds were issued in 1992 to refund a 1984 bond issue that financed a steam-generating waste-to-energy plant in Savannah.

The facility is set up to convert solid waste to steam for commercial sale.

Since it began operation, the plant has produced amounts of steam exceeding the required minimum for commercial sale.

PORTFOLIO OVERVIEW
Based on market value as of August 31, 1995
[Graphic of Georgia]

Number of issues...............................      76
Average quality................................      Aa
Investment grade...............................    96.4%
Effective maturity.............................   14.92 yrs.
Largest sectors:
   Utilities...................................    15.5%
   General obligations.........................    15.0
   Housing.....................................    13.9
   Insured hospitals...........................    13.2*
   Hospitals...................................    10.5

* Private insurance does not remove the risk of loss of principal due to changes in market conditions that is associated with these investments.

THE STATE OF THE STATE: Georgia

Georgia recovered quickly from the recession of the early 1990s and is demonstrating strong economic growth as the decade continues.

As a regional center, Atlanta has led the state's growth. According to the Selig Center for Economic Growth at the University of Georgia, Atlanta accounts for half the state's employment base, but creates seven out of ten of the state's new jobs. The Atlanta area is also benefiting from the current construction boom in preparation for the 1996 Summer Olympic Games, as well as economic activity generated by the Games themselves.

State population is growing at about twice the national average. Employment trends also have been positive and the state's unemployment rate stands significantly below the national rate. The Selig Center estimates that employment will rise 3.5% in 1995 and 3.2% in 1996. Many of the jobs will be in the service, wholesale and retail sectors. No sector is expected to lose jobs.

The Georgia state budget for the 1995 fiscal year is balanced. Although state debt has grown in recent years, the state's debt position is considered good.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EV CLASSIC GEORGIA TAX FREE FUND (INCLUDING SALES CHARGE) AND THE LEHMAN BROTHERS MUNICIPAL BOND INDEX

From December 31, 1993, through August 31, 1995

AVERAGE ANNUAL                          1                             Life
 TOTAL RETURN                         Year                          of Fund*
--------------                        ----                          --------
With CDSC                             3.6%                            -0.1%
Without CDSC                          4.6%                            -0.1%

DATE                             C. GEORGIA                       LEHMAN BROS.
----                             ----------                       ------------
12/93+                              10000                            10000
1/94                                10136                            10114
2/94                                 9873                             9852
3/94                                 9354                             9451
4/94                                 9414                             9531
5/94                                 9455                             9614
6/94                                 9341                             9558
7/94                                 9514                             9730
8/94                                 9534                             9764
9/94                                 9369                             9621
10/94                                9120                             9450
11/94                                8836                             9279
12/94                                9093                             9483
1/95                                 9385                             9754
2/95                                 9664                            10038
3/95                                 9752                            10153
4/95                                 9728                            10165
5/95                                 9976                            10490
6/95                                 9810                            10398
7/95                                 9850                            10496
8/95                                 9973                            10630

Past performance is not indicative of future results. Investment returns and principal will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Source: Towers Data Systems, Bethesda, MD.
* Investment operations commenced 12/7/93. +Index information is available only at month-end, therefore, the line comparison begins at the next month-end following the commencement of the Fund's investment operations.

FROM THE PORTFOLIO MANAGER:

[Photo of David C. Reilly]

"The Olympics will help the economic base of the Atlanta area, which should, in turn, support the credit quality of local borrowers.

"We continue to watch the hospital sector as the health care industry continues to consolidate. Our goal is to avoid bonds issued by hospitals that are left out of the consolidation and affiliation process.

"We continue to believe that over the long term, the outlook for municipal bonds is favorable. Tax reform of the type that would impair or eliminate the franchise of municipal bonds is unlikely."

                                           - David C. Reilly

                        EV Classic Kentucky Tax Free Fund

YOUR INVESTMENT AT WORK
Fulton County
H.I.S. Kentucky, Inc.

The proceeds of these industrial development bonds were used to allow H.I.S. Kentucky, Inc., to build a plant in Fulton County. The facility was designed to stone-wash blue jeans and other clothing manufactured by the company.

H.I.S. Kentucky, Inc. is the holding company for Henry I.Siegel Company, a designer and manufacturer of moderately priced blue jeans and similar products under the Chic and H.I.S. labels. The company is a major seller of women's jeans in Europe.

A total of $9.5 million of the bonds were issued in 1995.

PORTFOLIO OVERVIEW
Based on market value as of August 31, 1995
[Graphic of Kentucky]

Number of issues...............................     89
Average quality................................    AA-
Investment grade...............................   98.8%
Effective maturity.............................  15.91 yrs.
Largest sectors:
   Lease revenue bonds.........................   21.4%
   Insured hospital............................   14.8*
   Industrial development/pollution
   control revenue ............................   11.4
   Insured water and sewer.....................    9.5*
   Electric utilities..........................    6.8

* Private insurance does not remove the risk of loss of principal due to changes in market conditions that is associated with these investments.

THE STATE OF THE STATE: Kentucky

Kentucky has aggressively pursued economic growth during the 1990s. As a result, the commonwealth has become more attractive as a location for businesses because of legislation passed in 1990 that expanded the commonwealth's General Fund to finance education reform. This tends to give employers confidence that they will have access to a well-trained workforce in the future.

Kentucky has seen a fairly rapid rate of growth in its service sector in recent years, with both the service and trade sectors contributing larger shares to its economy than manufacturing or coal mining.

Among the major recent projects are the Delta Airlines Inc. expansion of its facilities at the Cincinnati Airport. Delta has spent $300 million to establish a hub at the airport.

Another area of strength has been the automotive industry. Toyota Motor Corp. added 1,500 jobs through an expansion of its manufacturing facility near Georgetown. Ford Motor Co. has committed to a $650 million expansion of its truck plant in Louisville.

It is expected that growth in the state's economy will slow somewhat during the remainder of the decade. Still, that growth should continue at a rate higher than the national average.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EV CLASSIC KENTUCKY TAX FREE FUND (INCLUDING SALES CHARGE) AND THE LEHMAN BROTHERS MUNICIPAL BOND INDEX

From December 31, 1993, through August 31, 1995

AVERAGE ANNUAL                          1                             Life
 TOTAL RETURN                         Year                          of Fund*
--------------                        ----                          --------
With CDSC                             5.3%                            0.8%
Without CDSC                          6.3%                            0.8%


DATE                             C. KENTUCKY                     LEHMAN BROS.
----                             -----------                     ------------
12/93+                              10000                           10000
1/94                                10097                           10114
2/94                                 9824                            9852
3/94                                 9285                            9451
4/94                                 9366                            9531
5/94                                 9428                            9614
6/94                                 9315                            9558
7/94                                 9520                            9730
8/94                                 9531                            9764
9/94                                 9335                            9621
10/94                                9066                            9450
11/94                                8814                            9279
12/94                                9083                            9483
1/95                                 9439                            9754
2/95                                 9741                           10038
3/95                                 9829                           10153
4/95                                 9828                           10165
5/95                                10120                           10490
6/95                                 9944                           10398
7/95                                10006                           10496
8/95                                10131                           10630

Past performance is not indicative of future results. Investment returns and principal will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Source: Towers Data Systems, Bethesda, MD.
* Investment operations commenced 12/7/93. +Index information is available only at month-end, therefore, the line comparison begins at the next month-end following the commencement of the Fund's investment operations.


FROM THE PORTFOLIO MANAGER

[Photo of Timothy T. Browse]

"In managing the Portfolio, we are shifting our emphasis more toward adding yield throughout all sectors because we believe the total return will come from a balance of coupon income and price appreciation.

"Although quality spreads are tight for higher-grade bonds, we feel there are opportunities in the nonrated and private placement sectors. These are extremely research-intensive investments and are a way that we look to add value to the Portfolio.

"This value-added research plus what we feel is an undervalued municipal bond market because of tax reform concerns give us confidence in the Portfolio's prospects going forward. "

                               - Timothy T. Browse

                       EV Classic Louisiana Tax Free Fund

YOUR INVESTMENT AT WORK
Bastrop City Industrial
Development Board
International Paper Co.

The proceeds from these bonds were used to finance solid waste disposal facilities, including a landfill cell, for International Paper's Louisiana mill, located in Bastrop.

These are tax-exempt bonds backed by a corporate guarantor, International Paper. Because they carry the company's guarantee, the bonds are rated A3/A-.

One aspect of this purchase that we particularly liked is that these bonds add geographic diversity to a single-state Portfolio because International Paper runs facilities throughout the country.

PORTFOLIO OVERVIEW
Based on market value as of August 31, 1995
[Graphic of Louisiana]

Number of issues...............................     47
Average quality................................    AA+
Investment grade...............................   97.3%
Effective maturity.............................  18.48 yrs.
Largest sectors:
   Housing.....................................   26.5%
   Insured general obligations local...........   17.6*
   Insured colleges and universities...........   10.3*
   Health care.................................    8.1
   Industrial development/pollution
   control revenue ............................    6.4

* Private insurance does not remove the risk of loss of principal due to changes in market conditions that is associated with these investments.

THE STATE OF THE STATE: Louisiana

Louisiana has suffered a recent spate of bad news; the good news is that none of it directly affects the Louisiana Portfolio. This summer, Standard & Poor's downgraded the state's general obligation rating from A to A-. Given both the state's checkered past with the rating agencies and the fact that Louisiana has been on a negative Creditwatch for almost 6 months, the downgrade was essentially a non-event in the credit market.

The rating agency cited concerns with the state's structural budgetary balance for the 1996 fiscal year and beyond, pivoting on the potential for significant cuts in Federal Medicaid funds to the state. Bonds in the Portfolio are largely insulated from the state's budget problems.

On top of the aforementioned difficulties, the Wall Street Journal recently published an article questioning the gaming industry's ability to be an economic savior for so many states. At the time this was written, Louisiana's gaming industry revenues were running below expectations in 1995. Again, bonds in the Louisiana Portfolio are not directly dependent on gaming revenues. While credit concerns swirl around the state, we remain confident of the credit quality of our Louisiana tax-exempt holdings.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EV CLASSIC LOUISIANA TAX FREE FUND (INCLUDING SALES CHARGE) AND THE LEHMAN BROTHERS MUNICIPAL BOND INDEX

From February 28, 1994, through August 31, 1995

AVERAGE ANNUAL                          1                             Life
 TOTAL RETURN                         Year                          of Fund*
--------------                        ----                          --------
With CDSC                             3.9%                            1.3%
Without CDSC                          4.9%                            1.3%


DATE                            C. LOUISIANA                     LEHMAN BROS.
----                            ------------                     ------------
2/94+                               10000                           10000
3/94                                 9475                            9593
4/94                                 9578                            9674
5/94                                 9692                            9758
6/94                                 9569                            9701
7/94                                 9775                            9876
8/94                                 9767                            9910
9/94                                 9562                            9765
10/94                                9296                            9592
11/94                                9046                            9418
12/94                                9327                            9625
1/95                                 9674                            9900
2/95                                10010                           10188
3/95                                10068                           10305
4/95                                10027                           10318
5/95                                10246                           10647
6/95                                10062                           10554
7/95                                10138                           10654
8/95                                10243                           10789

Past performance is not indicative of future results. Investment returns and principal will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Source: Towers Data Systems, Bethesda, MD.
* Investment operations commenced 2/14/94. +Index information is available only at month-end, therefore, the line comparison begins at the next month-end following the commencement of the Fund's investment operations.

FROM THE PORTFOLIO MANAGER:

[Photo of Nicole Anderes]

"The secondary bond market has provided opportunities to diversify the Portfolio's structure and to add yield through higher coupon housing bonds.

"New issuance in Louisiana continues to be sporadic, and proposals to reform the country's tax system, especially flat tax proposals, are having a dampening effect on the municipal market.

"We remain convinced that any tax changes that are enacted will not be as radical as the plans that are being talked about now. Despite this uncertainty, 1995 has given us an opportunity to recoup losses suffered in 1994."

                                - Nicole Anderes

                        EV Classic Maryland Tax Free Fund

YOUR INVESTMENT AT WORK
Health & Higher Educational
Facilities Authority
Suburban Hospital

This $63 million bond issue was used to refund in advance the bonds the hospital issued in 1988 and 1992 to improve its facilities.

Suburban Hospital is a 380-bed acute care facility located in Bethesda, MD. Among the services it offers are orthopedics, cardiology, oncology and neurosurgery.

The hospital also runs a 23-bed comprehensive care unit, which provides skilled nursing services, and a 26-bed Addiction Treatment Center. Among its outpatient services is the largest ambulatory surgical service in Montgomery County.

PORTFOLIO OVERVIEW
Based on market value as of August 31, 1995
[Graphic of Maryland]

Number of issues...............................     74
Average quality................................    AA-
Investment grade...............................   97.6%
Effective maturity.............................  18.41 yrs.
Largest sectors:
   Hospital revenue............................   20.7%
   Insured hospital............................   17.9*
   Industrial development/pollution
   control revenue ............................   10.2
   Electric utilities..........................    7.7
   Housing.....................................    7.2

* Private insurance does not remove the risk of loss of principal due to changes in market conditions that is associated with these investments.

THE STATE OF THE STATE: Maryland

In terms of finances, Maryland remains one of the strongest states in the nation.State officials are proud of its "AAA" rating and have demonstrated their inclination to do whatever it takes to protect that rating during difficult times.

During the 1994 fiscal year, the state's general fund revenues exceeded estimates, a positive factor when compared to the period from 1990-1992, when there was a revenue shortfall.

Maryland is one of the nation's most affluent states, based on median household income. The population is concentrated in the metropolitan Washington, D.C. area and in and around Baltimore.

The state's largest employment sector is services, at more than 30%, followed by trade and government. Manufacturing employment has declined steadily during the last few years. Despite an increase in unemployment during the recession of the early 1990s, Maryland's unemployment has remained below national levels. Its rate in 1994 was 5.4%, compared to the national rate of 6.1%.

It is estimated that the state's population will continue to grow slightly and that its economy will grow at a slow, but steady, rate.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EV CLASSIC MARYLAND TAX FREE FUND (INCLUDING SALES CHARGE) AND THE LEHMAN BROTHERS MUNICIPAL BOND INDEX

From December 31, 1993, through August 31, 1995

AVERAGE ANNUAL                          1                             Life
 TOTAL RETURN                         Year                          of Fund*
--------------                        ----                          --------
With CDSC                             5.9%                            1.1%
Without CDSC                          6.9%                            1.1%


DATE                             C. MARYLAND                     LEHMAN BROS.
----                             -----------                     ------------
12/93+                              10000                           10000
1/94                                10117                           10114
2/94                                 9825                            9852
3/94                                 9238                            9451
4/94                                 9239                            9531
5/94                                 9361                            9614
6/94                                 9248                            9558
7/94                                 9462                            9730
8/94                                 9494                            9764
9/94                                 9289                            9621
10/94                                9052                            9450
11/94                                8791                            9279
12/94                                9120                            9483
1/95                                 9433                            9754
2/95                                 9786                           10038
3/95                                 9874                           10153
4/95                                 9850                           10165
5/95                                10152                           10490
6/95                                 9933                           10398
7/95                                10016                           10496
8/95                                10150                           10630

Past performance is not indicative of future results. Investment returns and principal will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Source: Towers Data Systems, Bethesda, MD.
* Investment operations commenced 12/10/93. +Index information is available only at month-end, therefore, the line comparison begins at the next month-end following the commencement of the Fund's investment operations.

FROM THE PORTFOLIO MANAGER:

[Photo of Timothy T. Browse]

"The Maryland Portfolio shows a heavy representation of hospital bonds. The state's strong hospital infrastructure makes us more comfortable with holding a large portion of the Portfolio in this sector. Over time, our goal of Portfolio diversification may cause us to trim these hospital holdings.

"We continue to be optimistic about the municipal bond market. The market has been depressed by worries about possible dramatic tax reform, but it's hard to imagine an approved tax reform package as extreme as the plans now being discussed. The lessening of these fears, coupled with the ever-decreasing supply of bonds, should produce a positive future for municipal bonds."

                               - Timothy T. Browse

                        EV Classic Missouri Tax Free Fund

YOUR INVESTMENT AT WORK
Environmental and Energy
Resource Authority
Water Pollution Control Bonds

The Revolving Fund, controlled by the state Department of Natural Resources and Clean Water Commission, was established in 1987 to finance construction of wastewater treatment facilities.

The proceeds of these bonds, issued in 1994, are used to finance the improvement and extension of sewerage systems in a variety of communities around the state.

The participating communities comprise a diverse group, with no one city dominating. After the offering,Duckett Creek Sewer District was expected to have nearly 20% of the bonds outstanding. Each city's bonds have been approved by voters.

PORTFOLIO OVERVIEW
Based on market value as of August 31, 1995
[Graphic of Missouri]

Number of issues...............................      80
Average quality................................      Aa
Investment grade...............................    98.4%
Effective maturity.............................   15.23 yrs.
Largest sectors:
   Insured hospitals...........................    18.4%*
   Insured utilities...........................    11.4*
   Hospitals...................................    10.5
   Insured general obligations.................     9.3*
   Water & sewer...............................     9.1*

* Private insurance does not remove the risk of loss of principal due to changes in market conditions that is associated with these investments.

THE STATE OF THE STATE: Missouri

Missouri has a strong and diverse economy, with a greater-than-average dependence on manufacturing jobs. The largest sectors are transportation equipment, machinery and chemicals.

The largest creator of jobs and income in the state is currently the service sector, which is responsible for one quarter of all jobs. Manufacturing accounts for slightly less than one-fifth.

The state has continued to grow during the past 12 months, buoyed by growth in the area of transportation equipment.

One segment of Missouri's economy that has grown significantly is tourism, led by the city of Branson's development as a destination resort for music and entertainment. While adding one attraction after another, this rural city has quickly developed into one of the nation's major tourist attractions.

Missouri is expected to demonstrate continued growth in the near future. However, it is somewhat vulnerable to any defense cutbacks, as McDonnell Douglas Corp. is the state's largest employer.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EV CLASSIC MISSOURI TAX FREE FUND (INCLUDING SALES CHARGE) AND THE LEHMAN BROTHERS MUNICIPAL BOND INDEX

From December 31, 1993, through August 31, 1995


AVERAGE ANNUAL                          1                             Life
 TOTAL RETURN                         Year                          of Fund*
--------------                        ----                          --------
With CDSC                             6.1%                            1.8%
Without CDSC                          7.1%                            1.8%


DATE                             C. MISSOURI                     LEHMAN BROS.
----                             -----------                     ------------
12/93+                              10000                           10000
1/94                                10106                           10114
2/94                                 9855                            9852
3/94                                 9299                            9451
4/94                                 9340                            9531
5/94                                 9433                            9614
6/94                                 9350                            9558
7/94                                 9544                            9730
8/94                                 9566                            9764
9/94                                 9362                            9621
10/94                                9105                            9450
11/94                                8824                            9279
12/94                                9121                            9483
1/95                                 9475                            9754
2/95                                 9807                           10038
3/95                                 9884                           10153
4/95                                 9881                           10165
5/95                                10235                           10490
6/95                                10070                           10398
7/95                                10110                           10496
8/95                                10244                           10630


Past performance is not indicative of future results. Investment returns and principal will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Source: Towers Data Systems, Bethesda, MD.
* Investment operations commenced 12/7/93. +Index information is available only at month-end, therefore, the line comparison begins at the next month-end following the commencement of the Fund's investment operations.

FROM THE PORTFOLIO MANAGER:

[Photo of Cynthia J. Clemson]

"We continue to be selective when looking at hospital bonds because of the uncertainty of the health care market throughout the U.S.. This is one area in which the contributions of our Research Department are especially important. However, we do feel that hospital bonds can add value and diversification to the overall Portfolio.

"The Missouri bond market continued to be characterized by low issuance. This factor, combined with narrow quality spreads between AA-rated and insured bonds, caused us to focus on slightly upgrading the Portfolio quality. We also balanced a large weighting in high-quality bonds with positions in higher-yielding issues to boost the Fund's income."

                              - Cynthia J. Clemson

           EV Classic North Carolina Tax Free Fund

YOUR INVESTMENT AT WORK
University of North Carolina
University Hospital, Chapel Hill

These bonds were issued to pay for providing new facilities at the University of North Carolina Hospital at Chapel Hill.

UNC Hospital provides comprehensive health care services including general acute care, specialized care, outpatient services, psychiatric and rehabilitative services. In addition, the hospital supports the university's teaching and research needs.

The bond issue, totaling nearly $60 million, was issued in 1992.

PORTFOLIO OVERVIEW
Based on market value as of August 31, 1995
[Graphic of North Carolina]

Number of issues...............................   90
Average quality................................   Aa
Investment grade...............................   98.6%
Effective maturity.............................   15.33 yrs.
Largest sectors:
  Hospitals...................................    18.8%
  Utilities...................................    12.3
  Insured hospital............................    10.6*
  Housing.....................................     9.1
  General obligations.........................     8.7

* Private insurance does not remove the risk of loss of principal due to changes in market conditions that is associated with these investments.

THE STATE OF THE STATE: North Carolina

Having recovered well from the recession of the early 1990s, North Carolina has continued to see significant growth throughout the decade. The state's economy continues to be led by the manufacturing sector -- principally machinery, textiles and furniture. However, high technology and financial services continue to grow, rapidly with Charlotte and Raleigh developing as regional banking centers.

In its attempts to attract new business, the state is assisted by its low wages, the low cost of housing and what is viewed as an attractive quality of life. North Carolina is not expected to maintain its rapid growth rate, but should continue to grow at a rate higher than the national average.

North Carolina's conservative style of fiscal management and its low debt levels provide long-term, fundamental credit support.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EV CLASSIC NORTH CAROLINA TAX FREE FUND (INCLUDING SALES CHARGE) AND THE LEHMAN BROTHERS MUNICIPAL BOND INDEX

From December 31, 1993, through August 31, 1995

AVERAGE ANNUAL             1               Life
 TOTAL RETURN             Year             of Fund*
--------------            ----             --------
With CDSC                4.0%              0.6%
Without CDSC             5.0%              0.6%


DATE              C. N. CAROLINA          LEHMAN BROS.
----              --------------          ------------
12/93+               10000              10000
1/94                 10117              10114
2/94                  9886              9852
3/94                  9419              9451
4/94                  9450              9531
5/94                  9503              9614
6/94                  9400              9558
7/94                  9554              9730
8/94                  9586              9764
9/94                  9432              9621
10/94                 9175              9450
11/94                 8893              9279
12/94                 9171              9483
1/95                  9495              9754
2/95                  9796              10038
3/95                  9895              10153
4/95                  9872              10165
5/95                 10121              10490
6/95                  9934              10398
7/95                  9975              10496
8/95                 10067              10630


Past performance is not indicative of future results. Investment returns and principal will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Source: Towers Data Systems, Bethesda, MD.

* Investment operations commenced 12/7/93. +Index information is available only at month-end, therefore, the line comparison begins at the next month-end following the commencement of the Fund's investment operations.

FROM THE PORTFOLIO MANAGER:

[Photo of David C. Reilly]

"We have kept a close watch on North Carolina utility bonds during the year. We switched out of Catawba bonds, which are issued by the power authority serving the western half of the state, and into bonds issued by the North Carolina Eastern Municipal Power Authority. This strategy has resulted in additional yield and total return performance for the Portfolio.

"We expect North Carolina bonds to hold their value, largely because new debt issuance in the state is quite low. In fact, debt issued in the state from January through June, 1995 is 60% lower than that of the equivalent period in 1994."

                - David C. Reilly

                         EV Classic Oregon Tax Free Fund

YOUR INVESTMENT AT WORK
Oregon Housing, Educational
& Cultural Facilities Authority
Reed College

The greatest portion of the proceeds of these bonds allowed Reed College to renovate student housing facilities. The funds also were used to acquire land, improve the college library, construct campus parking facilities and add a pedestrian bridge over a lake located on college property. The bonds were issued in 1991.

Reed College, founded in 1909, is a private school located near downtown Portland. Its student body numbers about 1,100.

PORTFOLIO OVERVIEW
Based on market value as of August 31, 1995
[Graphic of Oregon]

Number of issues...............................     80
Average quality................................     Aa
Investment grade...............................   97.3%
Effective maturity.............................  15.35 yrs.
Largest sectors:
   General obligation..........................   17.7%
   Utilities...................................   14.3
   Insured general obligation..................   11.6*
   Housing.....................................    8.8
   Special tax revenue.........................    6.8

* Private insurance does not remove the risk of loss of principal due to changes in market conditions that is associated with these investments.

THE STATE OF THE STATE: Oregon

Oregon continues to benefit from strong economic growth. The state's levels of payroll employment have continued to increase through May.

While most employment gains have been in the service and trade sectors, the construction sector also has been busy. Continued population growth and relatively low office vacancy rates have caused significant residential and commercial building activity.

In the second half of 1995, the economy is expected to be further helped by Hyundai's plans to build a $1.3 billion computer chip plant near Eugene. When completed, the facility is expected to employ about 900 workers.

Oregon has aggressively pursued high technology manufacturers. However, the Yamhill County Commissioners recently rejected a proposal to grant property tax relief for a new silicon wafer plant. It was the first rejection of such a proposal under the state's Strategic Investment Program and demonstrates the state's commitment to achieving balanced growth. The state's income, population and employment growth all are expected to exceed the national average through the remainder of the decade, though future job growth will be limited by tight labor markets.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EV CLASSIC OREGON TAX FREE FUND (INCLUDING SALES CHARGE) AND THE LEHMAN BROTHERS MUNICIPAL BOND INDEX

From December 31, 1993, through August 31, 1995

AVERAGE ANNUAL                          1                             Life
 TOTAL RETURN                         Year                          of Fund*
--------------                        ----                          --------
With CDSC                             6.1%                            1.3%
Without CDSC                          7.1%                            1.3%


DATE                              C. OREGON                      LEHMAN BROS.
----                              ---------                      ------------
12/93+                              10000                           10000
1/94                                10097                           10114
2/94                                 9904                            9852
3/94                                 9335                            9451
4/94                                 9385                            9531
5/94                                 9446                            9614
6/94                                 9342                            9558
7/94                                 9525                            9730
8/94                                 9546                            9764
9/94                                 9339                            9621
10/94                                9080                            9450
11/94                                8818                            9279
12/94                                9126                            9483
1/95                                 9480                            9754
2/95                                 9833                           10038
3/95                                 9920                           10153
4/95                                 9906                           10165
5/95                                10207                           10490
6/95                                10041                           10398
7/95                                10091                           10496
8/95                                10224                           10630


Past performance is not indicative of future results. Investment returns and principal will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Source: Towers Data Systems, Bethesda, MD.
* Investment operations commenced 12/28/93. +Index information is available only at month-end, therefore, the line comparison begins at the next month-end following the commencement of the Fund's investment operations.

FROM THE PORTFOLIO MANAGER:

[Photo of Cynthia J. Clemson]

"The Oregon bond market is characterized by low issuance, with issuance down over 50% year-to-date, compared to 22% nationally. This larger-than-average decline in issuance is a result of greater-than-average issuance prior to the 1994 tax initiative ballots.

"We are continually looking for bonds that will allow us to increase the overall call protection of the Portfolio. In part because of the lack of new issues, this is a slow process."

                              - Cynthia J. Clemson

                     EV Classic South Carolina Tax Free Fund

YOUR INVESTMENT AT WORK
Chester County
Springs Industries, Inc.

These industrial development bonds were issued in 1992 to refund bonds issued in 1968. The 1968 bonds allowed the company to build a new textile manufacturing facility in Chester County. It was completed in 1969.

Springs Industries, Inc. is a major manufacturer and marketer of home furnishings, finished fabrics and industrial products.

The company's headquarters are in Fort Mill,S.C. The company operates 45 manufacturing facilities in 10 states, Belgium and England. Among its home furnishings are products sold under the Springmaid and Wamsutta brands.

PORTFOLIO OVERVIEW
Based on market value as of August 31, 1995
[Graphic of South Carolina]

Number of issues...............................    65
Average quality................................    Aa
Investment grade...............................  97.1%
Effective maturity.............................  15.9 yrs.
Largest sectors:
   Industrial development .....................  18.0%
   Utilities...................................  13.5
   Insured utilities...........................  12.5*
   Housing.....................................   9.5
   Insured lease/certificate of
   participation...............................   7.3*

* Private insurance does not remove the risk of loss of principal due to changes in market conditions that is associated with these investments.

THE STATE OF THE STATE: So. Carolina

South Carolina's strong growth continued during the past year, leading to a more diverse economy that relies less on agriculture and textiles and more on the service sector and on higher-skilled manufacturing jobs.

Business views the state as a favorable location because of its tax structure and low cost of living. A major contributor to the state's economic growth has been the Bavarian Motor Works manufacturing plant in Spartanburg County, which is now operational and is expected to be running at full capacity in 1996. It is estimated that this facility will add 4,000 direct and indirect jobs to the state.

Future growth is likely to be focused in metropolitan areas -- Charlestown, Columbia and Greenville. In addition, tourism in South Carolina continues to grow.

The state still wrestles with alternatives for dealing with local property tax burdens. One plan would gradually relieve property taxes until all such taxes are eliminated. Another would allow voters to approve a one-cent sales tax increase to eliminate the property tax all at once.

South Carolina benefits from conservative fiscal management and relatively low debt. During the last year, the state has put into effect several changes to help balance its budget and make budgeting more predictable.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EV CLASSIC SOUTH CAROLINA TAX FREE FUND (INCLUDING SALES CHARGE) AND THE LEHMAN BROTHERS MUNICIPAL BOND INDEX

From February 28, 1994, through August 31, 1995

AVERAGE ANNUAL                          1                             Life
 TOTAL RETURN                         Year                          of Fund*
--------------                        ----                          --------
With CDSC                             4.4%                            0.8%
Without CDSC                          5.4%                            0.8%


DATE                           C. S. CAROLINA                    LEHMAN BROS.
----                           --------------                    ------------
2/94+                               10000                           10000
3/94                                 9438                            9593
4/94                                 9498                            9674
5/94                                 9558                            9758
6/94                                 9454                            9701
7/94                                 9636                            9876
8/94                                 9657                            9910
9/94                                 9501                            9765
10/94                                9253                            9592
11/94                                8991                            9418
12/94                                9236                            9625
1/95                                 9548                            9900
2/95                                 9837                           10188
3/95                                 9934                           10305
4/95                                 9910                           10318
5/95                                10168                           10647
6/95                                10024                           10554
7/95                                10053                           10654
8/95                                10176                           10789


Past performance is not indicative of future results. Investment returns and principal will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Source: Towers Data Systems, Bethesda, MD.

* Investment operations commenced 2/14/94. +Index information is available only at month-end, therefore, the line comparison begins at the next month-end following the commencement of the Fund's investment operations.

FROM THE PORTFOLIO MANAGER:

[Photo of David C. Reilly]

"We have remained cautious in acquiring utility bonds, a strategy that paid off when Piedmont Municipal Power Agency was downgraded from A- to BBB in late July. Because the Portfolio held only one Piedmont bond, we avoided most of the pain associated with this downgrade.

"New bond issuance in South Carolina has decreased dramatically in the last year, with the number of new issues from January through June 1995, almost 75% less than new issuance during the previous period. This is one reason why we are optimistic about the performance of South Carolina debt."

                                - David C. Reilly

                       EV Classic Tennessee Tax Free Fund

YOUR INVESTMENT AT WORK
Maury County Industrial
Development Board
Saturn Corp.

The bonds were issued in 1994 to refund bonds that were originally used to finance equipment at the Saturn facility in Spring Hill. The Saturn plant was part of a multi-billion-dollar project created by General Motors, with a goal of developing a state-of-the-art automobile manufacturing facility.

The proceeds of the original bonds were used to purchase and install air and water pollution control equipment and solid waste disposal facilities at the Saturn plant. The bonds are the obligations of the Saturn Corp. and also are backed by General Motors.

PORTFOLIO OVERVIEW
Based on market value as of August 31, 1995
[Graphic of Tennessee]

Number of issues...............................     59
Average quality................................    Aa-
Investment grade...............................   98.3%
Effective maturity.............................  16.87 yrs.
Largest sectors:
   Insured hospitals...........................   21.9%*
   Housing.....................................   16.2
   Industrial development revenue..............   16.0
   Pooled loans................................    6.7
   Insured water & sewer.......................    4.8*

* Private insurance does not remove the risk of loss of principal due to changes in market conditions that is associated with these investments.

THE STATE OF THE STATE: Tennessee

Tennessee's economy still relies on manufacturing, but is diversifying as the services sector grows in size and importance. Growth has been steady during the past several years.

The state's efforts to develop its economy continue to be rewarded. In 1992 and 1993, for example, economic development projects, including both new projects and the expansion of existing facilities, totaled more than $2 billion annually.

Within the manufacturing sector, apparel manufacturing is the largest segment, with automobile equipment only slightly smaller.

The state's TennCare comprehensive health care program, which relies on managed care to reduce costs, is expected to benefit the state's economic condition in the long run. However, initial TennCare expenses exceeded estimates and required some budget-balancing actions during the past year.

State fiscal operations benefit from a conservative management style and continued relatively low debt levels.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EV CLASSIC TENNESSEE TAX FREE FUND (INCLUDING SALES CHARGE) AND THE LEHMAN BROTHERS MUNICIPAL BOND INDEX

From December 31, 1993, through August 31, 1995

AVERAGE ANNUAL                          1                             Life
 TOTAL RETURN                         Year                          of Fund*
--------------                        ----                          --------
With CDSC                             5.3%                            0.9%
Without CDSC                          6.3%                            0.9%


DATE                            C. TENNESSEE                     LEHMAN BROS.
----                            ------------                     ------------
12/93+                              10000                           10000
1/94                                10112                           10114
2/94                                 9840                            9852
3/94                                 9273                            9451
4/94                                 9274                            9531
5/94                                 9366                            9614
6/94                                 9273                            9558
7/94                                 9477                            9730
8/94                                 9499                            9764
9/94                                 9314                            9621
10/94                                9046                            9450
11/94                                8775                            9279
12/94                                9053                            9483
1/95                                 9419                            9754
2/95                                 9762                           10038
3/95                                 9819                           10153
4/95                                 9785                           10165
5/95                                10066                           10490
6/95                                 9891                           10398
7/95                                 9954                           10496
8/95                                10100                           10630


Past performance is not indicative of future results. Investment returns and principal will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Source: Towers Data Systems, Bethesda, MD.
* Investment operations commenced 12/9/93. +Index information is available only at month-end, therefore, the line comparison begins at the next month-end following the commencement of the Fund's investment operations.

FROM THE PORTFOLIO MANAGER:

[Photo of Cynthia J. Clemson]

"We like to buy industrial development bonds whenever possible because they offer an attractive combination of yield and security. Over the past year, we have added to our positions in industrial development bonds used to finance facilities for both Saturn and DuPont.

"Quality spreads for medium-grade bonds are very tight. As a result, we have focused on adding both higher quality bonds and on purchasing higher yielding bonds of slightly lower quality."

                               - Cynthia J. Clemson

                        EV Classic Virginia Tax Free Fund

YOUR INVESTMENT AT WORK
Prince William County
Potomac Hospital

The proceeds from this issue are being used to pay for construction and renovation of the Potomac Hospital, located in Prince William County.

Additionally, funds are being used to acquire a medical office building in Stafford County, refund outstanding bonds and refinance the hospital's 1991 lease of cardiac catheterization equipment.

A total of $22 million of these bonds were issued in 1995 by the Prince William County Industrial Development Authority.

PORTFOLIO OVERVIEW
Based on market value as of August 31, 1995
[Graphic of Virginia]

Number of issues...............................      94
Average quality................................      Aa-
Investment grade...............................     95.8%
Effective maturity.............................     16.24 yrs.
Largest sectors:
   Hospitals...................................     16.7%
   Lease/certificates of participation.........     11.2
   Housing ....................................     10.9
   Education...................................     10.1
   Insured hospital............................      7.6*

* Private insurance does not remove the risk of loss of principal due to changes in market conditions that is associated with these investments.

THE STATE OF THE STATE: Virginia

The Virginia economy remains diversified and relatively strong. This vitality is demonstrated by the fact that economic growth was stronger in the first quarter of 1995 than in the last quarter of 1994.

Employment figures set new records, and employment gains were seen in all the state's eight metropolitan areas. Military and civilian defense employment in the state declined nearly 3% in 1994, though Virginia remained the second-ranking state in terms of military payrolls. It is expected that the commonwealth will continue to lose some military and military-related jobs, but it is expected to add more than enough jobs in other areas to offset the loss.

The service sector is Virginia's largest source of employment and is expected to be the fastest growing segment of the economy in the next few years. High technology industries have grown considerably in the northern part of the state in recent years. The manufacturing, tourism and technology segments are expected to lead the state's growth in the near future.

Virginia's economic picture is aided by its conservative fiscal management and low debt burden.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EV CLASSIC VIRGINIA TAX FREE FUND (INCLUDING SALES CHARGE) AND THE LEHMAN BROTHERS MUNICIPAL BOND INDEX

From December 31, 1993, through August 31, 1995

AVERAGE ANNUAL                          1                             Life
 TOTAL RETURN                         Year                          of Fund*
--------------                        ----                          --------
With CDSC                             5.5%                            1.0%
Without CDSC                          6.5%                            1.0%


DATE                             C. VIRGINIA                     LEHMAN BROS.
----                             -----------                     ------------
12/93+                              10000                           10000
1/94                                10084                           10114
2/94                                 9833                            9852
3/94                                 9356                            9451
4/94                                 9429                            9531
5/94                                 9463                            9614
6/94                                 9340                            9558
7/94                                 9485                            9730
8/94                                 9540                            9764
9/94                                 9408                            9621
10/94                                9161                            9450
11/94                                8911                            9279
12/94                                9159                            9483
1/95                                 9474                            9754
2/95                                 9799                           10038
3/95                                 9899                           10153
4/95                                 9876                           10165
5/95                                10180                           10490
6/95                                 9994                           10398
7/95                                10025                           10496
8/95                                10161                           10630

Past performance is not indicative of future results. Investment returns and principal will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Source: Towers Data Systems, Bethesda, MD.

* Investment operations commenced 12/17/93. +Index information is available only at month-end, therefore, the line comparison begins at the next month-end following the commencement of the Fund's investment operations.

FROM THE PORTFOLIO MANAGER:

[Photo of David C. Reilly]

"The health care industry continues to go through a consolidation, with hospitals forming alliances with health maintenance organizations or merging with other institutions.

"We feel that the hospitals that are left out of this consolidation may face a shaky future, and as a result we continue to watch the hospital sector closely.

"We believe that the long-term future of municipal, bonds is strong. On a simple supply-and-demand basis, their value should be enhanced by the fact that fewer new bonds are being issued now than previously."

                                - David C. Reilly

                                    -------

                           EV Classic Tax Free Funds
                              Financial Statements
                      STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                                August 31, 1995
--------------------------------------------------------------------------------

                                                                  CLASSIC      CLASSIC      CLASSIC       CLASSIC
                                                                  ALABAMA      ARKANSAS     GEORGIA       KENTUCKY
                                                                    FUND         FUND         FUND          FUND
                                                                 ----------    --------    ----------    ----------
ASSETS:
  Investments --
     Identified cost                                             $9,363,913    $513,259    $2,490,451    $1,926,544
     Unrealized appreciation (depreciation)                         132,946        (203)      (22,349)     (135,405)
                                                                 ----------    --------    ----------    ----------
       Total investment in Portfolio, at value (Note 1A)         $9,496,859    $513,056    $2,468,102    $1,791,139
  Receivable for Fund shares sold                                    --          --             5,001        --
  Receivable from the Administrator (Note 4)                         11,742      15,164        16,832        27,092
  Deferred organization expenses (Note 1D)                            8,872       6,630         8,026         8,214
                                                                 ----------    --------    ----------    ----------
          Total assets                                           $9,517,473    $534,850    $2,497,961    $1,826,445
                                                                 ----------    --------    ----------    ----------
LIABILITIES:
  Dividends payable                                              $   10,398    $    590    $    2,802    $    2,074
  Payable for Fund shares redeemed                                   76,418      --             6,717        --
  Payable to affiliates --
     Trustees' fees                                                      27      --            --            --
     Custodian fee                                                      584         584           500           584
  Accrued expenses                                                    3,148         283           945           706
                                                                 ----------    --------    ----------    ----------
          Total liabilities                                      $   90,575    $  1,457    $   10,964    $    3,364
                                                                 ----------    --------    ----------    ----------
NET ASSETS                                                       $9,426,898    $533,393    $2,486,997    $1,823,081
                                                                 ==========    ========    ==========    ==========
SOURCES OF NET ASSETS:
  Paid-in capital                                                $9,839,889    $555,221    $2,751,810    $2,055,547
  Accumulated net realized loss on investment and financial
     futures transactions (computed on the basis of identified
     cost)                                                         (571,499)    (23,421)     (247,758)     (100,200)
  Accumulated undistributed net investment income                    25,562       1,796         5,294         3,139
  Unrealized appreciation (depreciation) of investments and
     financial futures contracts from Portfolio (computed on
     the basis of identified cost)                                  132,946        (203)      (22,349)     (135,405)
                                                                 ----------    --------    ----------    ----------
          Total                                                  $9,426,898    $533,393    $2,486,997    $1,823,081
                                                                 ==========    ========    ==========    ==========
SHARES OF BENEFICIAL INTEREST OUTSTANDING                           991,720      55,622       270,746       195,625
                                                                 ==========    ========    ==========    ==========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
  PRICE (NOTE 6) PER SHARE
  (net assets / shares of beneficial interest outstanding)            $9.51       $9.59         $9.19         $9.32
                                                                      =====       =====         =====         =====


                       See notes to financial statements

                                    -------

                      STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                                August 31, 1995
--------------------------------------------------------------------------------

                                                            CLASSIC       CLASSIC       CLASSIC         CLASSIC
                                                           LOUISIANA      MARYLAND      MISSOURI     NORTH CAROLINA
                                                              FUND          FUND          FUND            FUND
                                                           ----------    ----------    ----------    --------------
ASSETS:
  Investments --
     Identified cost                                       $2,408,599    $  942,269    $3,151,119      $6,046,335
     Unrealized appreciation (depreciation)                    11,726       (27,271)      (22,513)         59,664
                                                           ----------    ----------    ----------      ----------
       Total investment in Portfolio, at value (Note 1A)   $2,420,325    $  914,998    $3,128,606      $6,105,999
  Receivable for Fund shares sold                              --               150        17,984         --
  Receivable from the Administrator (Note 4)                   10,912        19,261        20,693          17,410
  Deferred organization expenses (Note 1D)                      7,653         6,639         6,195           5,860
                                                           ----------    ----------    ----------      ----------
          Total assets                                     $2,438,890    $  941,048    $3,173,478      $6,129,269
                                                           ----------    ----------    ----------      ----------
LIABILITIES:
  Dividends payable                                        $    2,925    $    1,049    $    3,472      $    6,999
  Payable for Fund shares redeemed                             50,314            50         4,740           5,030
  Payable to affiliates --
     Trustees' fees                                            --            --            --                  27
     Custodian fee                                                 84           584            84             500
  Accrued expenses                                              1,186           387         1,884           1,942
                                                           ----------    ----------    ----------      ----------
          Total liabilities                                $   54,509    $    2,070    $   10,180      $   14,498
                                                           ----------    ----------    ----------      ----------
NET ASSETS                                                 $2,384,381    $  938,978    $3,163,298      $6,114,771
                                                           ==========    ==========    ==========      ==========
SOURCES OF NET ASSETS:
  Paid-in capital                                          $2,513,389    $1,009,357    $3,320,530      $6,472,235
  Accumulated net realized loss on investment and
     financial futures transactions (computed on the
     basis of identified cost)                               (151,087)      (45,087)     (140,712)       (434,353)
  Accumulated undistributed net investment income              10,353         1,979         5,993          17,225
  Unrealized appreciation (depreciation) of investments
     and financial futures contracts from Portfolio
     (computed on the basis of identified cost)                11,726       (27,271)      (22,513)         59,664
                                                           ----------    ----------    ----------      ----------
          Total                                            $2,384,381    $  938,978    $3,163,298      $6,114,771
                                                           ==========    ==========    ==========      ==========
SHARES OF BENEFICIAL INTEREST OUTSTANDING                     252,473       100,121       333,512         659,253
                                                           ==========    ==========    ==========      ==========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
  PRICE (NOTE 6) PER SHARE
  (net assets / shares of beneficial interest
  outstanding)                                                  $9.44         $9.38         $9.48           $9.28
                                                                =====         =====         =====           =====


                       See notes to financial statements

                                    -------

                      STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                                August 31, 1995
--------------------------------------------------------------------------------

                                                         CLASSIC          CLASSIC          CLASSIC        CLASSIC
                                                          OREGON       SOUTH CAROLINA     TENNESSEE       VIRGINIA
                                                           FUND             FUND             FUND           FUND
                                                        ----------     --------------     ----------     ----------
ASSETS:
  Investments --
     Identified cost                                    $1,056,984       $1,222,108       $1,083,644     $1,428,577
     Unrealized appreciation (depreciation)                (83,634)             219          (19,653)        36,670
                                                        ----------       ----------       ----------     ----------
       Total investment in Portfolio, at value (Note
          1A)                                           $  973,350       $1,222,327       $1,063,991     $1,465,247
  Receivable for Fund shares sold                           --                8,000           --             --
  Receivable from the Administrator (Note 4)                20,572           14,531           16,782         19,518
  Deferred organization expenses (Note 1D)                   6,887            5,918            5,415          6,061
                                                        ----------       ----------       ----------     ----------
          Total assets                                  $1,000,809       $1,250,776       $1,086,188     $1,490,826
                                                        ----------       ----------       ----------     ----------
LIABILITIES:
  Dividends payable                                     $    1,084       $    1,392       $    1,247     $    1,723
  Payable for Fund shares redeemed                          --                2,952           --             --
  Payable to affiliate --
     Custodian fee                                              84              584               23            551
  Accrued expenses                                           1,156              460              656            592
                                                        ----------       ----------       ----------     ----------
          Total liabilities                             $    2,324       $    5,388       $    1,926     $    2,866
                                                        ----------       ----------       ----------     ----------
NET ASSETS                                              $  998,485       $1,245,388       $1,084,262     $1,487,960
                                                        ==========       ==========       ==========     ==========
SOURCES OF NET ASSETS:
  Paid-in capital                                       $1,148,985       $1,423,136       $1,151,003     $1,590,913
  Accumulated net realized loss on investment and
     financial futures transactions (computed on the
     basis of identified cost)                             (68,979)        (181,560)         (48,956)      (141,795)
  Accumulated undistributed net investment income            2,113            3,593            1,868          2,172
  Unrealized appreciation (depreciation) of
     investments and financial futures contracts from
     Portfolio (computed on the basis of identified
     cost)                                                 (83,634)             219          (19,653)        36,670
                                                        ----------       ----------       ----------     ----------
          Total                                         $  998,485       $1,245,388       $1,084,262     $1,487,960
                                                        ==========       ==========       ==========     ==========
SHARES OF BENEFICIAL INTEREST OUTSTANDING                  105,729          132,239          116,232        159,557
                                                        ==========       ==========       ==========     ==========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
  PRICE (NOTE 6) PER SHARE
  (net assets / shares of beneficial interest
  outstanding)                                               $9.44            $9.42            $9.33          $9.33
                                                             =====            =====            =====          =====


                       See notes to financial statements

                                    -------

                            STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
                           Year Ended August 31, 1995
--------------------------------------------------------------------------------

                                                                     CLASSIC     CLASSIC      CLASSIC     CLASSIC
                                                                     ALABAMA     ARKANSAS     GEORGIA     KENTUCKY
                                                                      FUND         FUND        FUND         FUND
                                                                    ---------    --------    ---------    --------
INVESTMENT INCOME (NOTE 1B):
  Interest income allocated from Portfolio                          $ 640,949    $ 33,895    $ 156,681    $124,286
  Expenses allocated from Portfolio                                   (48,160)     (2,523)     (11,570)     (9,712)
                                                                    ---------    --------    ---------    --------
       Net investment income from Portfolio                         $ 592,789    $ 31,372    $ 145,111    $114,574
                                                                    ---------    --------    ---------    --------
  Expenses --
     Compensation of Trustees not members of the Administrator's
       organization (Note 4)                                        $     176    $  --       $   --       $  --
     Distribution costs (Note 5)                                       97,288       5,391       23,981      18,873
     Custodian fee (Note 4)                                             3,416       2,881        1,507       4,262
     Transfer and dividend disbursing agent fees                        8,624         143        2,698       1,855
     Printing and postage                                              10,772       3,631        6,318      11,058
     Legal and accounting services                                      8,898       3,195        6,313       5,798
     Registration costs                                                 1,223       2,000           28         800
     Amortization of organization expenses (Note 1D)                    2,715       1,934        2,456       2,515
     Miscellaneous                                                      2,021       1,509        1,293       1,137
                                                                    ---------    --------    ---------    --------
       Total expenses                                               $ 135,133    $ 20,684    $  44,594    $ 46,298
  Deduct allocation of expenses to the Administrator (Note 4)          11,742      15,164       16,832      27,092
                                                                    ---------    --------    ---------    --------
          Net expenses                                              $ 123,391    $  5,520    $  27,762    $ 19,206
                                                                    ---------    --------    ---------    --------
            Net investment income                                   $ 469,398    $ 25,852    $ 117,349    $ 95,368
                                                                    ---------    --------    ---------    --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss from Portfolio --
     Investment transactions (identified cost basis)                $(310,164)   $(12,865)   $(118,768)   $(62,342)
     Financial futures contracts                                     (122,170)     (6,531)     (51,391)    (19,656)
                                                                    ---------    --------    ---------    --------
          Net realized loss on investments                          $(432,334)   $(19,396)   $(170,159)   $(81,998)
  Change in unrealized appreciation of investments                    565,868      19,959      136,523      32,478
                                                                    ---------    --------    ---------    --------
          Net realized and unrealized gain (loss)                   $ 133,534    $    563    $ (33,636)   $(49,520)
                                                                    ---------    --------    ---------    --------
            Net increase in net assets from operations              $ 602,932    $ 26,415    $  83,713    $ 45,848
                                                                    =========    ========    =========    ========

                       See notes to financial statements

                                    -------

                            STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
                           Year Ended August 31, 1995
--------------------------------------------------------------------------------

                                                           CLASSIC      CLASSIC       CLASSIC         CLASSIC
                                                          LOUISIANA     MARYLAND     MISSOURI      NORTH CAROLINA
                                                            FUND          FUND         FUND             FUND
                                                          ---------     --------     ---------     --------------
INVESTMENT INCOME (NOTE 1B):
  Interest income allocated from Portfolio                $ 165,603     $ 58,238     $ 207,168       $  413,676
  Expenses allocated from Portfolio                          (5,997)      (4,330)      (15,939)         (31,553)
                                                          ---------     --------     ---------       ----------
       Net investment income from Portfolio               $ 159,606     $ 53,908     $ 191,229       $  382,123
                                                          ---------     --------     ---------       ----------
  Expenses --
     Compensation of Trustees not members of the
       Administrator's organization (Note 4)              $  --         $  --        $  --           $      190
     Distribution costs (Note 5)                             24,971        8,909        31,617           62,690
     Custodian fee (Note 4)                                   1,675        4,183         3,937              500
     Transfer and dividend disbursing agent fees              2,062          677         2,362            4,680
     Printing and postage                                     4,706        5,520         8,789            9,194
     Legal and accounting services                            6,184        5,637         6,390            7,574
     Registration costs                                       --           1,149         2,077              444
     Amortization of organization expenses (Note 1D)          2,238        2,033         1,909            1,793
     Miscellaneous                                           --              900         1,210            1,330
                                                          ---------     --------     ---------       ----------
       Total expenses                                     $  41,836     $ 29,008     $  58,291       $   88,395
  Deduct allocation of expenses to the Administrator
     (Note 4)                                                10,912       19,261        20,693           17,410
                                                          ---------     --------     ---------       ----------
          Net expenses                                    $  30,924     $  9,747     $  37,598       $   70,985
                                                          ---------     --------     ---------       ----------
            Net investment income                         $ 128,682     $ 44,161     $ 153,631       $  311,138
                                                          ---------     --------     ---------       ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss from Portfolio --
     Investment transactions (identified cost basis)      $ (59,042)    $(23,010)    $(100,742)      $ (175,472)
     Financial futures contracts                            (74,428)      (9,448)      (16,537)        (152,866)
                                                          ---------     --------     ---------       ----------
          Net realized loss on investments                $(133,470)    $(32,458)    $(117,279)      $ (328,338)
  Change in unrealized appreciation of investments           93,765       14,214       147,556          292,395
                                                          ---------     --------     ---------       ----------
          Net realized and unrealized gain (loss)         $ (39,705)    $(18,244)    $  30,277       $  (35,943)
                                                          ---------     --------     ---------       ----------
            Net increase in net assets from operations    $  88,977     $ 25,917     $ 183,908       $  275,195
                                                          =========     ========     =========       ==========

                       See notes to financial statements

                                    -------

                            STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
                           Year Ended August 31, 1995
--------------------------------------------------------------------------------

                                                           CLASSIC         CLASSIC          CLASSIC      CLASSIC
                                                            OREGON      SOUTH CAROLINA     TENNESSEE     VIRGINIA
                                                             FUND            FUND            FUND          FUND
                                                           --------     --------------     ---------     --------
INVESTMENT INCOME (NOTE 1B):
  Interest income allocated from Portfolio                 $ 76,497       $   92,921       $ 70,282      $ 85,888
  Expenses allocated from Portfolio                          (6,301)          (6,659)        (4,725)       (6,493)
                                                           --------        ---------       --------      --------
       Net investment income from Portfolio                $ 70,196       $   86,262       $ 65,557      $ 79,395
                                                           --------        ---------       --------      --------
  Expenses --
     Distribution costs (Note 5)                           $ 11,891       $   14,231       $ 10,837      $ 13,139
     Custodian fee (Note 4)                                   3,946            3,203          3,903         2,535
     Transfer and dividend disbursing agent fees              1,067              856            874         1,114
     Printing and postage                                     5,868            4,231          4,586         7,642
     Legal and accounting services                            5,866            5,562          5,245         5,534
     Registration costs                                         726              544            541            95
     Amortization of organization expenses (Note 1D)          2,106            1,726          1,657         1,855
     Miscellaneous                                            1,653            1,550            929           747
                                                           --------        ---------       --------      --------
       Total expenses                                      $ 33,123       $   31,903       $ 28,572      $ 32,661
  Deduct allocation of expenses to the Administrator
     (Note 4)                                                20,572           14,531         16,782        19,518
                                                           --------        ---------       --------      --------
          Net expenses                                     $ 12,551       $   17,372       $ 11,790      $ 13,143
                                                           --------        ---------       --------      --------
            Net investment income                          $ 57,645       $   68,890       $ 53,767      $ 66,252
                                                           --------        ---------       --------      --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss from Portfolio --
     Investment transactions (identified cost basis)       $(55,954)      $ (130,854)      $(26,033)     $(47,531)
     Financial futures contracts                             (6,405)         (15,162)       (17,811)      (49,539)
                                                           --------        ---------       --------      --------
          Net realized loss on investments                 $(62,359)      $ (146,016)      $(43,844)     $(97,070)
  Change in unrealized appreciation of investments           44,395           69,094         56,979       117,210
                                                           --------        ---------       --------      --------
          Net realized and unrealized gain (loss)          $(17,964)      $  (76,922)      $ 13,135      $ 20,140
                                                           --------        ---------       --------      --------
            Net increase (decrease) in net assets from
               operations                                  $ 39,681       $   (8,032)      $ 66,902      $ 86,392
                                                           ========        =========       ========      ========

                       See notes to financial statements

                                    -------

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                           Year Ended August 31, 1995
--------------------------------------------------------------------------------

                                                                  CLASSIC       CLASSIC       CLASSIC        CLASSIC
                                                                  ALABAMA      ARKANSAS       GEORGIA       KENTUCKY
                                                                   FUND          FUND          FUND           FUND
                                                                -----------    ---------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS:
  From operations --
     Net investment income                                      $   469,398    $  25,852    $   117,349    $    95,368
     Net realized loss on investments                              (432,334)     (19,396)      (170,159)       (81,998)
     Change in unrealized appreciation of investments               565,868       19,959        136,523         32,478
                                                                -----------    ---------    -----------    -----------
       Net increase in net assets from operations               $   602,932    $  26,415    $    83,713    $    45,848
                                                                -----------    ---------    -----------    -----------
  Distributions to shareholders (Note 2) --
     From net investment income                                 $  (469,398)   $ (25,852)   $  (117,349)   $   (95,368)
     In excess of net investment income                             (19,415)        (908)        (5,530)        (4,011)
                                                                -----------    ---------    -----------    -----------
       Total distributions to shareholders                      $  (488,813)   $ (26,760)   $  (122,879)   $   (99,379)
                                                                -----------    ---------    -----------    -----------
  Transactions in shares of beneficial interest (Note 3) --
     Proceeds from sales of shares                              $ 1,410,677    $ 483,477    $   678,731    $   393,541
     Net asset value of shares issued to shareholders in
       payment of distributions declared                            227,751       13,686         83,789         71,981
     Cost of shares redeemed                                     (4,057,732)    (590,275)    (1,225,047)    (1,653,843)
                                                                -----------    ---------    -----------    -----------
       Decrease in net assets from Fund share transactions      $(2,419,304)   $ (93,112)   $  (462,527)   $(1,188,321)
                                                                -----------    ---------    -----------    -----------
          Net decrease in net assets                            $(2,305,185)   $ (93,457)   $  (501,693)   $(1,241,852)
NET ASSETS:
  At beginning of year                                           11,732,083      626,850      2,988,690      3,064,933
                                                                -----------    ---------    -----------    -----------
  At end of year                                                $ 9,426,898    $ 533,393    $ 2,486,997    $ 1,823,081
                                                                ===========    =========    ===========    ===========
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME
  INCLUDED IN NET ASSETS AT END OF YEAR                         $    25,562    $   1,796    $     5,294    $     3,139
                                                                ===========    =========    ===========    ===========

                       See notes to financial statements

                                    -------

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                           Year Ended August 31, 1995
--------------------------------------------------------------------------------

                                                            CLASSIC       CLASSIC        CLASSIC         CLASSIC
                                                           LOUISIANA      MARYLAND      MISSOURI      NORTH CAROLINA
                                                             FUND           FUND          FUND             FUND
                                                          -----------    ----------    -----------    --------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations --
     Net investment income                                $   128,682    $   44,161    $   153,631     $    311,138
     Net realized loss on investments                        (133,470)      (32,458)      (117,279)        (328,338)
     Change in unrealized appreciation of investments          93,765        14,214        147,556          292,395
                                                          -----------    ----------    -----------      -----------
       Net increase in net assets from operations         $    88,977    $   25,917    $   183,908     $    275,195
                                                          -----------    ----------    -----------      -----------
  Distributions to shareholders (Note 2) --
     From net investment income                           $  (128,682)   $  (44,161)   $  (153,631)    $   (311,138)
     In excess of net investment income                        (5,452)       (1,699)        (6,545)         (11,754)
                                                          -----------    ----------    -----------      -----------
       Total distributions to shareholders                $  (134,134)   $  (45,860)   $  (160,176)    $   (322,892)
                                                          -----------    ----------    -----------      -----------
  Transactions in shares of beneficial interest (Note 3)
     --
     Proceeds from sales of shares                        $   522,545    $  357,842    $   986,779     $  1,049,995
     Net asset value of shares issued to shareholders in
       payment of distributions declared                       91,373        26,884        138,957          172,455
     Cost of shares redeemed                               (1,325,169)     (614,046)    (1,845,598)      (2,470,737)
                                                          -----------    ----------    -----------      -----------
       Decrease in net assets from Fund share
          transactions                                    $  (711,251)   $ (229,320)   $  (719,862)    $ (1,248,287)
                                                          -----------    ----------    -----------      -----------
          Net decrease in net assets                      $  (756,408)   $ (249,263)   $  (696,130)    $ (1,295,984)
NET ASSETS:
  At beginning of year                                      3,140,789     1,188,241      3,859,428        7,410,755
                                                          -----------    ----------    -----------      -----------
  At end of year                                          $ 2,384,381    $  938,978    $ 3,163,298     $  6,114,771
                                                          ===========    ==========    ===========      ===========
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME
  INCLUDED IN NET ASSETS AT END OF YEAR                   $    10,353    $    1,979    $     5,993     $     17,225
                                                          ===========    ==========    ===========      ===========

                       See notes to financial statements

                                    -------

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                           Year Ended August 31, 1995
--------------------------------------------------------------------------------

                                                            CLASSIC         CLASSIC         CLASSIC       CLASSIC
                                                            OREGON       SOUTH CAROLINA    TENNESSEE      VIRGINIA
                                                             FUND             FUND            FUND          FUND
                                                          -----------    --------------    ----------    ----------
INCREASE (DECREASE) IN NET ASSETS:
  From operations --
     Net investment income                                $    57,645      $    68,890     $   53,767    $   66,252
     Net realized loss on investments                         (62,359)        (146,016)       (43,844)      (97,070)
     Change in unrealized appreciation of investments          44,395           69,094         56,979       117,210
                                                          -----------      -----------     ----------    ----------
       Net increase (decrease) in net assets from
          operations                                      $    39,681      $    (8,032)    $   66,902    $   86,392
                                                          -----------      -----------     ----------    ----------
  Distributions to shareholders (Note 2) --
     From net investment income                           $   (57,645)     $   (68,890)    $  (53,767)   $  (66,252)
     In excess of net investment income                        (2,990)          (2,876)        (2,616)       (2,716)
                                                          -----------      -----------     ----------    ----------
       Total distributions to shareholders                $   (60,635)     $   (71,766)    $  (56,383)   $  (68,968)
                                                          -----------      -----------     ----------    ----------
  Transactions in shares of beneficial interest (Note 3)
     --
     Proceeds from sales of shares                        $   447,667      $   715,884     $  254,527    $  436,659
     Net asset value of shares issued to shareholders in
       payment
       of distributions declared                               45,657           54,145         50,580        54,590
     Cost of shares redeemed                               (1,351,747)      (1,753,784)      (363,364)     (335,327)
                                                          -----------      -----------     ----------    ----------
       Increase (decrease) in net assets from Fund share
          transactions                                    $  (858,423)     $  (983,755)    $  (58,257)   $  155,922
                                                          -----------      -----------     ----------    ----------
          Net increase (decrease) in net assets           $  (879,377)     $(1,063,553)    $  (47,738)   $  173,346
NET ASSETS:
  At beginning of year                                      1,877,862        2,308,941      1,132,000     1,314,614
                                                          -----------      -----------     ----------    ----------
  At end of year                                          $   998,485      $ 1,245,388     $1,084,262    $1,487,960
                                                          ===========      ===========     ==========    ==========
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME
  INCLUDED IN NET ASSETS AT END OF YEAR                   $     2,113      $     3,593     $    1,868    $    2,172
                                                          ===========      ===========     ==========    ==========

                       See notes to financial statements

                                    -------

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                          Year Ended August 31, 1994*
--------------------------------------------------------------------------------

                                                                 CLASSIC       CLASSIC       CLASSIC        CLASSIC
                                                                 ALABAMA      ARKANSAS       GEORGIA       KENTUCKY
                                                                  FUND          FUND          FUND           FUND
                                                               -----------    ---------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS:
  From operations --
     Net investment income                                     $   266,620    $  13,517    $    81,742    $    70,617
     Net realized loss on investments                             (139,165)      (4,025)       (77,599)       (18,202)
     Change in unrealized depreciation of investments             (432,922)     (20,162)      (158,872)      (167,883)
                                                               -----------    ---------    -----------    -----------
       Net decrease in net assets from operations              $  (305,467)   $ (10,670)   $  (154,729)   $  (115,468)
                                                               -----------    ---------    -----------    -----------
  Distributions to shareholders (Note 2) --
     From net investment income                                $  (266,620)   $ (13,517)   $   (81,742)   $   (70,617)
     In excess of net investment income                            (47,508)      (2,484)       (15,187)       (14,752)
                                                               -----------    ---------    -----------    -----------
       Total distributions to shareholders                     $  (314,128)   $ (16,001)   $   (96,929)   $   (85,369)
                                                               -----------    ---------    -----------    -----------
  Transactions in shares of beneficial interest (Note 3) --
     Proceeds from sales of shares                             $13,246,256    $ 796,471    $ 5,865,211    $ 4,273,450
     Net asset value of shares issued to shareholders in
       payment of distributions declared                           120,817       12,009         70,504         66,458
     Cost of shares redeemed                                    (1,015,395)    (154,959)    (2,695,367)    (1,074,138)
                                                               -----------    ---------    -----------    -----------
       Increase in net assets from Fund share transactions     $12,351,678    $ 653,521    $ 3,240,348    $ 3,265,770
                                                               -----------    ---------    -----------    -----------
          Net increase in net assets                           $11,732,083    $ 626,850    $ 2,988,690    $ 3,064,933
NET ASSETS:
  At beginning of period                                                --           --             --             --
                                                               -----------    ---------    -----------    -----------
  At end of period                                             $11,732,083    $ 626,850    $ 2,988,690    $ 3,064,933
                                                               ===========    =========    ===========    ===========
ACCUMULATED UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET
  INVESTMENT INCOME INCLUDED IN NET ASSETS AT END OF PERIOD    $      (513)   $      62    $      (253)   $    (1,926)
                                                               ===========    =========    ===========    ===========

* For the Classic Alabama, Classic Arkansas, Classic Georgia and Classic Kentucky Funds, the Statements of Changes in Net Assets are for the period from the start of business, December 7, 1993, February 9, 1994, December 7, 1993, and December 7, 1993, respectively, to August 31, 1994.

                       See notes to financial statements

                                    -------

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                          Year Ended August 31, 1994*
--------------------------------------------------------------------------------

                                                             CLASSIC       CLASSIC       CLASSIC         CLASSIC
                                                            LOUISIANA      MARYLAND      MISSOURI     NORTH CAROLINA
                                                               FUND          FUND          FUND            FUND
                                                            ----------    ----------    ----------    --------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations --
     Net investment income                                  $   50,708    $   22,009    $   83,385     $    137,370
     Net realized loss on investments                          (12,701)      (12,629)      (23,433)        (106,015)
     Change in unrealized depreciation of investments          (82,039)      (41,485)     (170,069)        (232,731)
                                                            ----------    ----------    ----------     ------------
       Net decrease in net assets from operations           $  (44,032)   $  (32,105)   $ (110,117)    $   (201,376)
                                                            ----------    ----------    ----------     ------------
  Distributions to shareholders (Note 2) --
     From net investment income                             $  (50,708)   $  (22,009)   $  (83,385)    $   (137,370)
     In excess of net investment income                        (10,050)       (4,650)      (16,888)         (25,093)
                                                            ----------    ----------    ----------     ------------
       Total distributions to shareholders                  $  (60,758)   $  (26,659)   $ (100,273)    $   (162,463)
                                                            ----------    ----------    ----------     ------------
  Transactions in shares of beneficial interest (Note 3)
     --
     Proceeds from sales of shares                          $3,511,047    $1,266,968    $4,770,534     $  9,910,991
     Net asset value of shares issued to shareholders in
       payment of distributions declared                        38,029        15,143        83,202           77,171
     Cost of shares redeemed                                  (303,497)      (35,106)     (783,918)      (2,213,568)
                                                            ----------    ----------    ----------    -------------
       Increase in net assets from Fund share transactions  $3,245,579    $1,247,005    $4,069,818     $  7,774,594
                                                            ----------    ----------    ----------     ------------
          Net increase in net assets                        $3,140,789    $1,188,241    $3,859,428     $  7,410,755
NET ASSETS:
  At beginning of period                                            --            --            --               --
                                                            ----------    ----------    ----------    -------------
  At end of period                                          $3,140,789    $1,188,241    $3,859,428     $  7,410,755
                                                            ==========    ==========    ==========    =============
ACCUMULATED DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
  INCOME INCLUDED IN NET ASSETS AT END OF PERIOD            $     (978)   $     (598)   $   (1,948)    $       (976)
                                                            ==========    ==========    ==========     ============

* For the Classic Louisiana, Classic Maryland, Classic Missouri and Classic North Carolina Funds, the Statements of Changes in Net Assets are for the period from the start of business, February 14, 1994, December 10, 1993, December 7, 1993, and December 7, 1993, respectively, to August 31, 1994.

                       See notes to financial statements

                                    -------

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                          Year Ended August 31, 1994*
--------------------------------------------------------------------------------

                                                            CLASSIC         CLASSIC         CLASSIC       CLASSIC
                                                             OREGON      SOUTH CAROLINA    TENNESSEE      VIRGINIA
                                                              FUND            FUND            FUND          FUND
                                                           ----------    --------------    ----------    ----------
INCREASE (DECREASE) IN NET ASSETS:
  From operations --
     Net investment income                                 $   41,042      $   44,380      $   30,297    $   37,871
     Net realized loss on investments                          (6,620)        (35,544)         (5,112)      (44,725)
     Change in unrealized depreciation of investments        (128,029)        (68,875)        (76,632)      (80,540)
                                                           ----------      ----------      ----------    ----------
       Net decrease in net assets from operations          $  (93,607)     $  (60,039)     $  (51,447)   $  (87,394)
                                                           ----------      ----------      ----------    ----------
  Distributions to shareholders (Note 2) --
     From net investment income                            $  (41,042)     $  (44,380)     $  (30,297)   $  (37,871)
     In excess of net investment income                        (8,847)         (9,498)         (5,915)       (7,397)
                                                           ----------      ----------      ----------    ----------
       Total distributions to shareholders                 $  (49,889)     $  (53,878)     $  (36,212)   $  (45,268)
                                                           ----------      ----------      ----------    ----------
  Transactions in shares of beneficial interest (Note 3)
     --
     Proceeds from sales of shares                         $3,095,770      $2,384,821      $1,608,238    $2,184,393
     Net asset value of shares issued to shareholders in
       payment of distributions declared                       33,517          43,839          29,202        35,920
     Cost of shares redeemed                               (1,107,929)         (5,802)       (417,781)     (773,037)
                                                           ----------      ----------      ----------    ----------
       Increase in net assets from Fund share
          transactions                                     $2,021,358      $2,422,858      $1,219,659    $1,447,276
                                                           ----------      ----------      ----------    ----------
          Net increase in net assets                       $1,877,862      $2,308,941      $1,132,000    $1,314,614
NET ASSETS:
  At beginning of period                                           --              --             --             --
                                                           ----------      ----------      ----------    ----------
  At end of period                                         $1,877,862      $2,308,941      $1,132,000    $1,314,614
                                                           ==========      ==========      ==========    ==========
ACCUMULATED DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
  INCOME INCLUDED IN NET ASSETS AT END OF PERIOD           $   (1,114)     $   (1,341)     $    (458)    $     (843)
                                                           ==========      ==========      ==========    ==========

* For the Classic Oregon, Classic South Carolina, Classic Tennessee and Classic Virginia Funds, the Statements of Changes in Net Assets are for the period from the start of business, December 28, 1993, February 14, 1994, December 9, 1993, and December 17, 1993, respectively, to August 31, 1994.

                       See notes to financial statements

                                    -------

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                 CLASSIC             CLASSIC             CLASSIC             CLASSIC
                                              ALABAMA FUND        ARKANSAS FUND       GEORGIA FUND        KENTUCKY FUND
                                            -----------------   -----------------   -----------------   ------------------
                                               YEAR ENDED          YEAR ENDED          YEAR ENDED           YEAR ENDED
                                               AUGUST 31,          AUGUST 31,          AUGUST 31,           AUGUST 31,
                                            -----------------   -----------------   -----------------   ------------------
                                             1995      1994*     1995      1994*     1995      1994*     1995       1994*
                                            -------   -------   -------   -------   -------   -------   -------    -------
NET ASSET VALUE, beginning of year          $ 9.320   $10.000   $ 9.530   $10.000   $ 9.220   $10.000   $ 9.210    $10.000
                                            -------   -------   -------   -------   -------   -------   -------    -------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income                     $ 0.418   $ 0.296   $ 0.424   $ 0.214   $ 0.412   $ 0.294   $ 0.423    $ 0.285
  Net realized and unrealized gain (loss)
     on investments                           0.207    (0.628)    0.075    (0.430)   (0.011)   (0.726)    0.128++   (0.730)
                                            -------   -------   -------   -------   -------   -------   -------    -------
       Total income (loss) from operations  $ 0.625   $(0.332)  $ 0.499   $(0.216)  $ 0.401   $(0.432)  $ 0.551    $(0.445)
                                            -------   -------   -------   -------   -------   -------   -------    -------
LESS DISTRIBUTIONS:
  From net investment income                $(0.418)  $(0.296)  $(0.424)  $(0.214)  $(0.412)  $(0.294)  $(0.423)   $(0.285)
  In excess of net investment income         (0.017)   (0.052)   (0.015)   (0.040)   (0.019)   (0.054)   (0.018)    (0.060)
                                            -------   -------   -------   -------   -------   -------   -------    -------
       Total distributions                  $(0.435)  $(0.348)  $(0.439)  $(0.254)  $(0.431)  $(0.348)  $(0.441)   $(0.345)
                                            -------   -------   -------   -------   -------   -------   -------    -------
NET ASSET VALUE, end of year                $ 9.510   $ 9.320   $ 9.590   $ 9.530   $ 9.190   $ 9.220   $ 9.320    $ 9.210
                                            =======   =======   =======   =======   =======   =======   =======    =======
TOTAL RETURN (2)                              6.90%   (3.44)%     5.52%   (2.25)%     4.60%   (4.56)%     6.29%    (4.60)%
RATIOS/SUPPLEMENTAL DATA**:
  Net assets, end of year (000 omitted)     $ 9,427   $11,732   $   533   $   627   $ 2,487   $ 2,989   $ 1,823    $ 3,065
  Ratio of net expenses to average daily
     net assets (1)                           1.68%     1.49%+    1.42%     1.59%+    1.55%     1.64%+    1.46%      1.69%+
  Ratio of net investment income to average
     daily net assets                         4.59%     4.23%+    4.56%     3.97%+    4.62%     4.09%+    4.81%      4.12%+

 ** For the year ended August 31, 1995 and for the period from the start of business, December 7, 1993, February 9, 1994, December 7, 1993 and December 7, 1993, respectively, to August 31, 1994, the operating expenses of the Funds and the Portfolios may reflect a reduction of expenses by the Administrator or Investment Adviser. Had such actions not been taken, net investment income (loss) per share and the ratios would have been as follows:

NET INVESTMENT INCOME (LOSS) PER SHARE       $ 0.408   $ 0.280   $ 0.175   $(0.005)  $ 0.353   $ 0.253   $ 0.303   $ 0.253
                                             =======   =======   =======   =======   =======   =======   =======   =======
RATIOS (As a percentage of average daily net
        assets):
  Expenses (1)                                 1.80%     1.71%+    4.09%     5.66%+    2.21%     2.20%+    2.82%     2.26%+
  Net investment income (loss)                 4.47%     4.01%+    1.89%   (0.10)%+    3.96%     3.53%+    3.45%     3.56%+

 +  Computed on an annualized basis.
 ++ The per share amount is not in accord with the net realized gain for the period because of the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.
(1) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is computed on a nonannualized basis.
 * For the Classic Alabama, Classic Arkansas, Classic Georgia and Classic Kentucky Funds, the Financial Highlights are for the period from the start of business, December 7, 1993, February 9, 1994, December 7, 1993, and December 7, 1993, respectively, to August 31, 1994.


                       See notes to financial statements

                                    -------

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                 CLASSIC             CLASSIC              CLASSIC         CLASSIC NORTH
                                             LOUISIANA FUND       MARYLAND FUND        MISSOURI FUND      CAROLINA FUND
                                            -----------------   ------------------   -----------------   ------------------
                                               YEAR ENDED          YEAR ENDED           YEAR ENDED           YEAR ENDED
                                               AUGUST 31,          AUGUST 31,           AUGUST 31,           AUGUST 31,
                                            -----------------   ------------------   -----------------   ------------------
                                             1995      1994*     1995       1994*     1995      1994*     1995       1994*
                                            -------   -------   -------    -------   -------   -------   -------    -------
NET ASSET VALUE, beginning of year          $ 9.470   $10.000   $ 9.210    $10.000   $ 9.290   $10.000   $ 9.280    $10.000
                                            -------   -------   -------    -------   -------   -------   -------    -------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income                     $ 0.449   $ 0.223   $ 0.421    $ 0.277   $ 0.419   $ 0.289   $ 0.427    $ 0.295
  Net realized and unrealized gain (loss)
     on investments                          (0.011)   (0.486)    0.187++   (0.731)    0.208    (0.651)    0.016++   (0.666)
                                             ------    ------    ------     ------   -------   -------   -------    -------
       Total income (loss) from operations  $ 0.438   $(0.263)  $ 0.608    $(0.454)  $ 0.627   $(0.362)  $ 0.443    $(0.371)
                                             ------    ------    ------     ------   -------   -------   -------    -------
LESS DISTRIBUTIONS:
  From net investment income                $(0.449)  $(0.223)  $(0.421)   $(0.277)  $(0.419)  $(0.289)  $(0.427)   $(0.295)
  In excess of net investment income         (0.019)   (0.044)   (0.017)    (0.059)   (0.018)   (0.059)   (0.016)    (0.054)
                                             ------    ------    ------     ------   -------   -------   -------    -------
       Total distributions                  $(0.468)  $(0.267)  $(0.438)   $(0.336)  $(0.437)  $(0.348)  $(0.443)   $(0.349)
                                             ------    ------    ------     ------   -------   -------   -------    -------
NET ASSET VALUE, end of year                $ 9.440   $ 9.470   $ 9.380    $ 9.210   $ 9.480   $ 9.290   $ 9.280    $ 9.280
                                             ======    ======    ======     ======   =======   =======   =======    =======
TOTAL RETURN (2)                              4.88%   (2.72)%     6.91%    (4.68)%     7.08%   (3.76)%     5.02%    (3.85)%
RATIOS/SUPPLEMENTAL DATA**:
  Net assets, end of year (000 omitted)     $ 2,384   $ 3,141   $   939    $ 1,188   $ 3,163   $ 3,859   $ 6,115    $ 7,411
  Ratio of net expenses to average daily
     net assets (1)                           1.41%     1.57%+    1.50%      1.64%+    1.61%     1.61%+    1.55%      1.56%+
  Ratio of net investment income to average
     daily net assets                         4.90%     4.16%+    4.71%      4.07%+    4.62%     4.20%+    4.72%      4.19%+

** For the year ended August 31, 1995 and for the period from the start of business, February 14, 1994, December 10, 1993 and December 7, 1993, and December 7, 1993, respectively, to August 31, 1994, the operating expenses of the Funds and the Portfolios may reflect a reduction of expenses by the Administrator or Investment Adviser. Had such actions not been taken, net investment income per share and the ratios would have been as follows:

NET INVESTMENT INCOME PER SHARE              $ 0.401   $ 0.169   $ 0.238   $ 0.046   $ 0.363   $ 0.255   $ 0.403   $ 0.263
                                             =======   =======   =======   =======   =======   =======   =======   =======
RATIOS (As a percentage of average daily net
        assets):
  Expenses (1)                                 1.93%     2.77%+    3.56%     5.07%+    2.23%     2.19%+    1.82%     2.01%+
  Net investment income                        4.38%     2.96%+    2.65%     0.64%+    4.00%     3.62%+    4.45%     3.74%+

 +  Computed on an annualized basis.
 ++ The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(1) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is computed on a nonannualized basis.
 * For the Classic Louisiana, Classic Maryland, Classic Missouri and Classic North Carolina Funds, the Financial Highlights are for the period from the start of business, February 14, 1994, December 10, 1993, December 7, 1993, and December 7, 1993, respectively, to August 31, 1994.

                       See notes to financial statements

                                    -------

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                             CLASSIC OREGON       CLASSIC SOUTH      CLASSIC TENNESSEE   CLASSIC VIRGINIA
                                                  FUND            CAROLINA FUND            FUND                FUND
                                           ------------------   ------------------   -----------------   -----------------
                                           YEAR ENDED AUGUST    YEAR ENDED AUGUST    YEAR ENDED AUGUST   YEAR ENDED AUGUST
                                                  31,                  31,                  31,                 31,
                                           ------------------   ------------------   -----------------   -----------------
                                            1995       1994*     1995       1994*     1995      1994*     1995      1994*
                                           -------    -------   -------    -------   -------   -------   -------   -------
NET ASSET VALUE, beginning of year         $ 9.240    $10.000   $ 9.370    $10.000   $ 9.220   $10.000   $ 9.210   $10.000
                                           -------    -------   -------    -------   -------   -------   -------   -------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income                    $ 0.406    $ 0.263   $ 0.413    $ 0.205   $ 0.425   $ 0.285   $ 0.434   $ 0.296
  Net realized and unrealized gain (loss)
     on investments                          0.221++   (0.703)    0.067++   (0.587)    0.131    (0.724)    0.138    (0.732)
                                           -------    -------   -------    -------   -------   -------   -------   -------
       Total income (loss) from operations $ 0.627    $(0.440)  $ 0.480    $(0.382)  $ 0.556   $(0.439)  $ 0.572   $(0.436)
                                           -------    -------   -------    -------   -------   -------   -------   -------
LESS DISTRIBUTIONS:
  From net investment income               $(0.406)   $(0.263)  $(0.413)   $(0.205)  $(0.425)  $(0.285)  $(0.434)  $(0.296)
  In excess of net investment income        (0.021)    (0.057)   (0.017)    (0.043)   (0.021)   (0.056)   (0.018)   (0.058)
                                           -------    -------   -------    -------   -------   -------   -------   -------
       Total distributions                 $(0.427)   $(0.320)  $(0.430)   $(0.248)  $(0.446)  $(0.341)  $(0.452)  $(0.354)
                                           -------    -------   -------    -------   -------   -------   -------   -------
NET ASSET VALUE, end of year               $ 9.440    $ 9.240   $ 9.420    $ 9.370   $ 9.330   $ 9.220   $ 9.330   $ 9.210
                                           =======    =======   =======    =======   =======   =======   =======   =======
TOTAL RETURN (2)                             7.11%    (4.54)%     5.38%    (3.92)%     6.32%   (4.54)%     6.51%   (4.51)%
RATIOS/SUPPLEMENTAL DATA**:
  Net assets, end of year (000 omitted)    $   998    $ 1,878   $ 1,245    $ 2,309   $ 1,084   $ 1,132   $ 1,488   $ 1,315
  Ratio of net expenses to average daily
     net assets (1)                          1.51%      1.65%+    1.61%      1.76%+    1.45%     1.59%+    1.42%     1.54%+
  Ratio of net investment income to
     average daily net assets                4.61%      3.99%+    4.61%      4.06%+    4.71%     4.15%+    4.79%     4.31%+

** For the year ended August 31, 1995 and for the period from the start of business, December 28, 1993, February 14, 1994, December 9, 1993, and December 17, 1993, respectively, to August 31, 1994, the operating expenses of the Funds and the Portfolios may reflect a reduction of expenses by the Administrator or Investment Adviser. Had such actions not been taken, net investment income per share and the ratios would have been as follows:

NET INVESTMENT INCOME PER SHARE              $ 0.261   $ 0.153   $ 0.326   $ 0.161   $ 0.292   $ 0.158   $ 0.306   $ 0.190
                                             =======   =======   =======   =======   =======   =======   =======   =======
RATIOS (As a percentage of average daily net
        assets):
  Expenses (1)                                 3.16%     3.33%+    2.58%     2.62%+    2.92%     3.50%+    2.83%     3.08%+
  Net investment income                        2.96%     2.31%+    3.64%     3.19%+    3.24%     2.24%+    3.38%     2.77%+

+   Computed on an annualized basis.
++ The per share amount is not in accord with the net realized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(1) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is computed on a nonannualized basis.
* For the Classic Oregon, Classic South Carolina, Classic Tennessee and Classic Virginia Funds, the Financial Highlights are for the period from the start of business, December 28, 1993, February 14, 1994, December 9, 1993, and December 17, 1993, respectively, to August 31, 1994.

                       See notes to financial statements

                                    -------

                         Notes to Financial Statements
--------------------------------------------------------------------------------

(1) SIGNIFICANT ACCOUNTING POLICIES

Eaton Vance Municipals Trust (the Trust) is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company. The Trust presently consists of sixty-three Funds, twelve of the non-diversified funds are included in these financial statements. They include EV Classic Alabama Tax Free Fund ("Classic Alabama Fund"), EV Classic Arkansas Tax Free Fund ("Classic Arkansas Fund"), EV Classic Georgia Tax Free Fund ("Classic Georgia Fund"), EV Classic Kentucky Tax Free Fund ("Classic Kentucky Fund"), EV Classic Louisiana Tax Free Fund ("Classic Louisiana Fund"), EV Classic Maryland Tax Free Fund ("Classic Maryland Fund"), EV Classic Missouri Tax Free Fund ("Classic Missouri Fund"), EV Classic North Carolina Tax Free Fund ("Classic North Carolina Fund"), EV Classic Oregon Tax Free Fund ("Classic Oregon Fund"), EV Classic South Carolina Tax Free Fund ("Classic South Carolina Fund"), EV Classic Tennessee Tax Free Fund ("Classic Tennessee Fund"), and EV Classic Virginia Tax Free Fund ("Classic Virginia Fund"). Each Fund invests all of its investable assets in interests in a separate corresponding open-end management investment company (a "Portfolio"), a New York Trust, having the same investment objective as its corresponding Fund. The Classic Alabama Fund invests its assets in the Alabama Tax Free Portfolio, the Classic Arkansas Fund invests its assets in the Arkansas Tax Free Portfolio, the Classic Georgia Fund invests its assets in the Georgia Tax Free Portfolio, the Classic Kentucky Fund invests its assets in the Kentucky Tax Free Portfolio, the Classic Louisiana Fund invests its assets in the Louisiana Tax Free Portfolio, the Classic Maryland Fund invests its assets in the Maryland Tax Free Portfolio, the Classic Missouri Fund invests its assets in the Missouri Tax Free Portfolio, the Classic North Carolina Fund invests its assets in the North Carolina Tax Free Portfolio, the Classic Oregon Fund invests its assets in the Oregon Tax Free Portfolio, the Classic South Carolina Fund invests its assets in the South Carolina Tax Free Portfolio, the Classic Tennessee Fund invests its assets in the Tennessee Tax Free Portfolio, and the Classic Virginia Fund invests its assets in the Virginia Tax Free Portfolio. The value of each Fund's investment in its corresponding Portfolio reflects the Fund's proportionate interest in the net assets of that Portfolio (8.0%, 0.6%, 2.0%, 1.2%, 7.1%, 0.8%, 3.4%, 3.1%, 0.7%, 2.0%, 1.8% and 0.8% at August 31, 1995
for the Classic Alabama Fund, Classic Arkansas Fund, Classic Georgia Fund, Classic Kentucky Fund, Classic Louisiana Fund, Classic Maryland Fund, Classic Missouri Fund, Classic North Carolina Fund, Classic Oregon Fund, Classic South Carolina Fund, Classic Tennessee Fund and Classic Virginia Fund, respectively). The performance of each Fund is directly affected by the performance of its corresponding Portfolio. The financial statements of each Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with each Fund's financial statements. The policies are in conformity with generally accepted accounting principles.

A. INVESTMENT VALUATION--Valuation of securities by the Portfolios is discussed in Note 1 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report.

B. INCOME--Each Fund's net investment income consists of the Fund's pro rata share of the net investment income of its corresponding Portfolio, less all actual and accrued expenses of each Fund determined in accordance with generally accepted accounting principles.

C. FEDERAL TAXES--Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At August 31, 1995, the Funds, for federal income tax purposes, had capital loss carryovers, which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax.

                                    -------

--------------------------------------------------------------------------------

The amounts and expiration dates of the capital loss carryovers are as follows:

            FUND                  AMOUNT          EXPIRES
            ----                  ------          -------
Classic Alabama Fund             $  82,635     August 31, 2003
                                   132,241     August 31, 2002
Classic Arkansas Fund                1,121     August 31, 2003
                                     4,856     August 31, 2002
Classic Georgia Fund                57,929     August 31, 2002
Classic Kentucky Fund                  247     August 31, 2003
                                    15,369     August 31, 2002
Classic Louisiana Fund              19,017     August 31, 2002
Classic Maryland Fund                2,744     August 31, 2003
                                    11,063     August 31, 2002
Classic Missouri Fund                  533     August 31, 2003
                                    21,383     August 31, 2002
Classic North Carolina Fund         34,428     August 31, 2003
                                   106,971     August 31, 2002
Classic Oregon Fund                  7,233     August 31, 2003
                                     7,028     August 31, 2002
Classic South Carolina Fund         10,887     August 31, 2003
                                    35,320     August 31, 2002
Classic Tennessee Fund                 941     August 31, 2003
                                     5,333     August 31, 2002
Classic Virginia Fund               39,429     August 31, 2002

Additionally, at August 31, 1995, net capital losses of $294,422, $16,756, $177,148, $68,271, $129,577, $26,844, $115,735, $283,346, $51,243, $126,176,
$42,939 and $92,608 for the Classic Alabama Fund, Classic Arkansas Fund, Classic Georgia Fund, Classic Kentucky Fund, Classic Louisiana Fund, Classic Maryland Fund, Classic Missouri Fund, Classic North Carolina Fund, Classic Oregon Fund, Classic South Carolina Fund, Classic Tennessee Fund and Classic Virginia Fund, respectively, attributable to security transactions incurred after October 31, 1994, are treated as arising on the first day of the Fund's next taxable year.

Dividends paid by each Fund from net interest on tax-exempt municipal bonds allocated from its corresponding Portfolio are not includable by shareholders as gross income for federal income tax purposes because each Fund and Portfolio intend to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Funds to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

D. DEFERRED ORGANIZATION EXPENSES--Costs incurred by a Fund in connection with its organization, including registration costs, are being amortized on the straight-line basis over five years beginning on the date each Fund commenced operations.

E. DISTRIBUTION COSTS--For book purposes, commissions paid on the sale of Fund shares and other distribution costs are charged to operations. As a result of a recent Internal Revenue Service ruling, the Funds changed their tax accounting for commissions paid from charging the expense to paid-in capital to charging the expense to operations. The change had no effect on either the Funds' current yield or total return (Notes 2 and 5).

F. OTHER--Investment transactions are accounted for on a trade date basis.

--------------------------------------------------------------------------------

(2) DISTRIBUTIONS TO SHAREHOLDERS

The net income of a Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of a Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statements purposes

                                    -------

--------------------------------------------------------------------------------

are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. During the year ended August 31, 1995, $45,490, $2,642, $11,077, $9,076, $11,867,
$4,276, $14,486, $29,955, $6,217, $7,810, $4,942 and $5,731 were reclassified from distributions in excess of net investment income to paid-in capital, due to permanent differences between book and tax accounting for distribution costs for the Classic Alabama Fund, Classic Arkansas Fund, Classic Georgia Fund, Classic Kentucky Fund, Classic Louisiana Fund, Classic Maryland Fund, Classic Missouri Fund, Classic North Carolina Fund, Classic Oregon Fund, Classic South Carolina Fund, Classic Tennessee Fund and Classic Virginia Fund, respectively. Additionally, $4,916 was reclassified from distributions in excess of net investment income to accumulated net realized loss on investment and financial futures transactions due to differences between book and tax accounting for certain distributions related to capital gains for the Classic Louisiana Fund. Net investment income, net realized gains and net assets were not affected by these reclassifications. The tax treatment of distributions for the calendar year will be reported to shareholders prior to February 1, 1996 and will be based on tax accounting methods which may differ from amounts determined for financial statement purposes.

--------------------------------------------------------------------------------

(3) SHARES OF BENEFICIAL INTEREST

The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                    CLASSIC ALABAMA FUND   CLASSIC ARKANSAS FUND    CLASSIC GEORGIA FUND   CLASSIC KENTUCKY FUND
                                   ----------------------  ----------------------  ----------------------  ----------------------
                                   YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED
                                   AUGUST 31,  AUGUST 31,  AUGUST 31,  AUGUST 31,  AUGUST 31,  AUGUST 31,  AUGUST 31,  AUGUST 31,
                                      1995       1994*        1995       1994*        1995       1994*        1995       1994*
                                   ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Sales                                153,312   1,354,053      51,939      80,932      76,660     596,633      44,029     440,715
Issued to shareholders electing
  to receive payments of
  distributions in Fund shares        24,926      12,887       1,472       1,273       9,363       7,503       8,023       7,143
Redemptions                         (445,597)   (107,861)    (63,594)    (16,400)   (139,520)   (279,893)   (189,080)   (115,205)
                                    --------   ---------     -------     -------    --------    --------    --------    --------
      Net increase (decrease)       (267,359)  1,259,079     (10,183)     65,805     (53,497)    324,243    (137,028)    332,653
                                    ========   =========     =======     =======    ========    ========    ========    ========

                                                                                                           CLASSIC NORTH CAROLINA
                                   CLASSIC LOUISIANA FUND  CLASSIC MARYLAND FUND   CLASSIC MISSOURI FUND            FUND
                                   ----------------------  ----------------------  ----------------------  ----------------------
                                   YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED
                                   AUGUST 31,  AUGUST 31,  AUGUST 31,  AUGUST 31,  AUGUST 31,  AUGUST 31,  AUGUST 31,  AUGUST 31,
                                      1995       1994*        1995       1994*        1995       1994*        1995       1994*
                                   ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Sales                                 57,113     359,284      39,462     131,307     108,433     490,789     117,585   1,023,040
Issued to shareholders electing
  to receive payments of
  distributions in Fund shares         9,932       4,005       2,992       1,558      15,293       8,907      19,110       8,209
Redemptions                         (146,149)    (31,712)    (71,369)     (3,829)   (205,875)    (84,035)   (275,818)   (232,873)
                                    --------   ---------     -------     -------    --------    --------    --------    --------
      Net increase (decrease)        (79,104)    331,577     (28,915)    129,036     (82,149)    415,661    (139,123)    798,376
                                    ========   =========    ========    ========    ========    ========    ========    ========

                                                           CLASSIC SOUTH CAROLINA
                                    CLASSIC OREGON FUND             FUND           CLASSIC TENNESSEE FUND  CLASSIC VIRGINIA FUND
                                   ----------------------  ----------------------  ----------------------  ----------------------
                                   YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED
                                   AUGUST 31,  AUGUST 31,  AUGUST 31,  AUGUST 31,  AUGUST 31,  AUGUST 31,  AUGUST 31,  AUGUST 31,
                                      1995       1994*        1995       1994*        1995       1994*        1995       1994*
                                   ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Sales                                 49,605     317,728      78,633     242,302      28,310     164,365      47,563     223,577
Issued to shareholders electing
  to receive payments of
  distributions in Fund shares         5,073       3,588       6,010       4,661       5,622       3,139       6,044       3,838
Redemptions                         (152,245)   (118,020)   (198,740)       (627)    (40,430)    (44,774)    (36,854)    (84,611)
                                    --------   ---------     -------     -------    --------    --------    --------    --------
      Net increase (decrease)        (97,567)    203,296    (114,097)    246,336      (6,498)    122,730      16,753     142,804
                                    ========   =========    ========    ========    ========    ========    ========    ========

* For the Classic Alabama, Classic Arkansas, Classic Georgia, Classic Kentucky, Classic Louisiana, Classic Maryland, Classic Missouri, Classic North Carolina, Classic Oregon, Classic South Carolina, Classic Tennessee and Classic Virginia Funds, the transactions in Fund shares are for the period from the start of business, December 7, 1993, February 9, 1994, December 7, 1993, December 7, 1993, February 14, 1994, December 10, 1993, December 7, 1993, December 7, 1993, December 28, 1993, February 14, 1994, December 9, 1993, and December 17, 1993, respectively, to August 31, 1994.

                                    -------

--------------------------------------------------------------------------------

(4) TRANSACTIONS WITH AFFILIATES

Eaton Vance Management (EVM) serves as the Administrator of each Fund, but receives no compensation. The Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See
Note 2 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report. To enhance the net income of the Funds, $11,742, $15,164, $16,832, $27,092, $10,912, $19,261, $20,693, $17,410, $20,572, $14,531,
$16,782 and $19,518 of expenses related to the operation of the Classic Alabama Fund, Classic Arkansas Fund, Classic Georgia Fund, Classic Kentucky Fund, Classic Louisiana Fund, Classic Maryland Fund, Classic Missouri Fund, Classic North Carolina Fund, Classic Oregon Fund, Classic South Carolina, Classic Tennessee Fund and Classic Virginia Fund, respectively, were allocated to EVM. Except as to Trustees of the Funds and the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to each Fund out of such investment adviser fee. Investors Bank & Trust Company (IBT), an affiliate of EVM, serves as custodian to the Funds and the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average cash balances the Funds or the Portfolios maintain with IBT. Certain of the officers and Trustees of the Funds and Portfolios are officers and directors/trustees of the above organizations (Note 5).

--------------------------------------------------------------------------------

(5) DISTRIBUTION PLAN

Each Fund has adopted a distribution plan (the Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Effective January 30, 1995 the Trustees of the Funds adopted an Amended Distribution Plan. The Plans require the Funds to pay the principal underwriter, Eaton Vance Distributors, Inc.
(EVD), amounts equal to 1/365 of 0.75% of each Funds daily net assets, for providing ongoing distribution services and facilities to the respective Fund. A Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for shares sold plus (ii) distribution fees calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and amounts theretofore paid to EVD. The amount payable to EVD with respect to each day is accrued on such day as a liability of each Fund and, accordingly, reduces the Fund's net assets. For the year ended August 31, 1995, Classic Alabama Fund, Classic Arkansas Fund, Classic Georgia Fund, Classic Kentucky Fund, Classic Louisiana Fund, Classic Maryland Fund, Classic Missouri Fund, Classic North Carolina Fund, Classic Oregon Fund, Classic South Carolina, Classic Tennessee Fund and Classic Virginia Fund, paid or accrued $76,806, $4,256, $18,902, $14,899, $19,714, $7,033, $24,961, $49,492, $9,388, $11,235,
$8,556 and $10,372, respectively, to or payable to EVD representing 0.75% (annualized) of average daily net assets. At August 31, 1995, the amount of Uncovered Distribution Charges of EVD calculated under the Plans for Classic Alabama Fund, Classic Arkansas Fund, Classic Georgia Fund, Classic Kentucky Fund, Classic Louisiana Fund, Classic Maryland Fund, Classic Missouri Fund, Classic North Carolina Fund, Classic Oregon Fund, Classic South Carolina, Classic Tennessee Fund and Classic Virginia Fund were approximately $870,200, $52,400, $398,700, $300,800, $252,400, $93,000, $341,300, $652,900, $224,200,
$201,800, $116,000 and $162,900, respectively.

In addition, the Plans permit the Funds to make monthly payments of service fees to the Principal Underwriter, in amounts not expected to exceed 0.25% of each Fund's average daily net assets for any fiscal year. The Trustees have initially implemented the Plans by authorizing the Funds to make monthly service fee payments to the Principal Underwriter in amounts not expected to exceed 0.20% of each Fund's average daily net assets for any fiscal year. For the year ended August 31, 1995, Classic Alabama Fund, Classic Arkansas Fund, Classic Georgia Fund, Classic Kentucky Fund, Classic Louisiana Fund, Classic Maryland Fund, Classic Missouri Fund, Classic North Carolina Fund, Classic Oregon Fund, Classic South Carolina, Classic Tennessee Fund and Classic Virginia Fund paid or accrued service fees to or payable to EVD in the amount of $20,482, $1,135, $5,079, $3,974, $5,257, $1,876, $6,656, $13,198, $2,503, $2,996, $2,281 and $2,767,
respectively. Pursuant to the Amended Distribution Plan, on sales made prior to January 30, 1995, EVD makes monthly service fee payments to Authorized Firms in amounts anticipated to be equivalent to 0.20%, annualized, of the assets maintained in each Fund by their customers. On sales of shares made on January 30, 1995 and thereafter, EVD currently expects to pay to an Authorized Firm a service fee at the time of sale equal to 0.20% of the purchase price of the shares sold by such Firm and monthly payments of service fees in amounts not expected to exceed 0.20% per annum of the Funds' average daily net assets based on the value of Fund shares sold by such Firm and remaining outstanding for at least one year. During the first year after a purchase of Fund shares, EVD will retain the service fee as reimbursement for the service fee payment made to the Authorized Firm at the time of sale. Service fee payments are made for personal services and/or maintenance of shareholder accounts. Service fees paid to EVD and Authorized Firms are separate and distinct from the sales commissions and distribution fees payable by a Fund to EVD, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD.

Certain of the officers and Trustees of the Funds are officers or directors of EVD.

                                    -------

--------------------------------------------------------------------------------

(6) CONTINGENT DEFERRED SALES CHARGES

For shares purchased on or after January 30, 1995, a contingent deferred sales charge (CDSC) of 1% is imposed on any redemption of Fund shares made within one year of purchase. The CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. No CDSC is levied on shares which have been sold to EVD or its affiliates or to their respective employees or clients. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Funds' Distribution Plans. CDSC received when no Uncovered Distribution Charges exist will be credited to the Funds. For the year ended August 31, 1995, EVD received $86, $7, $46, $840, $284, $33, $105, $45 and $100 of CDSC paid by shareholders of Classic Alabama Fund, Classic Arkansas Fund, Classic Georgia Fund, Classic Kentucky Fund, Classic Louisiana Fund, Classic Maryland Fund, Classic Missouri Fund, Classic North Carolina Fund and Classic South Carolina Fund, respectively.

--------------------------------------------------------------------------------
(7) INVESTMENT TRANSACTIONS
Increases and decreases in each Fund's investment in its corresponding Portfolio for the year ended August 31, 1995 were as follows:

                                           CLASSIC            CLASSIC             CLASSIC             CLASSIC
                                           ALABAMA            ARKANSAS            GEORGIA             KENTUCKY
                                             FUND               FUND                FUND                FUND
                                          ----------       --------------       ------------       --------------
Increases                                 $1,696,091         $  496,695          $  746,335          $  440,609
Decreases                                  4,536,470            629,238           1,351,315           1,777,368

                                           CLASSIC            CLASSIC             CLASSIC             CLASSIC
                                          LOUISIANA           MARYLAND            MISSOURI         NORTH CAROLINA
                                             FUND               FUND                FUND                FUND
                                          ----------       --------------       ------------       --------------
Increases                                 $1,126,003         $  377,923          $1,000,132          $1,469,479
Decreases                                  1,413,199            662,747           1,951,040           2,807,171

                                           CLASSIC            CLASSIC             CLASSIC             CLASSIC
                                            OREGON         SOUTH CAROLINA        TENNESSEE            VIRGINIA
                                             FUND               FUND                FUND                FUND
                                          ----------       --------------       ------------       --------------
Increases                                 $  499,029         $  728,687          $  308,970          $  479,300
Decreases                                  1,411,441          1,810,754             417,692             404,874

--------------------------------------------------------------------------------

                                    -------
                          Independent Auditors' Report
--------------------------------------------------------------------------------
TO THE TRUSTEES AND SHAREHOLDERS OF
  EATON VANCE MUNICIPALS TRUST:

We have audited the accompanying statements of assets and liabilities of EV Classic Alabama Tax Free Fund, EV Classic Arkansas Tax Free Fund, EV Classic Georgia Tax Free Fund, EV Classic Kentucky Tax Free Fund, EV Classic Louisiana Tax Free Fund, EV Classic Maryland Tax Free Fund, EV Classic Missouri Tax Free Fund, EV Classic North Carolina Tax Free Fund, EV Classic Oregon Tax Free Fund, EV Classic South Carolina Tax Free Fund, EV Classic Tennessee Tax Free Fund and EV Classic Virginia Tax Free Fund (the Funds) (certain of the series of Eaton Vance Municipals Trust) as of August 31, 1995, the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year ended August 31, 1995 and the period from the start of business to August 31, 1994. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of Eaton Vance Municipals Trust at August 31, 1995, the results of their operations, the changes in their net assets and their financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

                                                   DELOITTE & TOUCHE LLP

BOSTON, MASSACHUSETTS
SEPTEMBER 29, 1995

                                    -------
                           Alabama Tax Free Portfolio
                   Portfolio of Investments - August 31, 1995
--------------------------------------------------------------------------------
                         TAX-EXEMPT INVESTMENTS - 100%
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY             VALUE
---------------------------------------------------------------------
                              ELECTRIC UTILITIES - 3.0%
NR        BBB        $  500   Guam Power Authority,
                              6.625%, 10/1/14            $    511,180
Baa1      A-            500   Puerto Rico Electric Power
                              Authority, 7.00%, 7/1/07        537,105
Baa1      A-            500   Puerto Rico Electric Power
                              Authority, 6.375%, 7/1/24       508,735
Baa1      A-            935   Puerto Rico Electric Power
                              Authority, 6.00%, 7/1/16        929,409
Baa1      A-          1,000   Puerto Rico Electric Power
                              Authority, 6.00%, 7/1/10      1,008,360
                                                         ------------
                                                         $  3,494,789
                                                         ------------
                              ESCROWED - 4.6%
NR        AA         $  500   Birmingham City, Alabama
                              Improvement Warrants,
                              6.60%, 7/1/17              $    560,295
NR        BBB         2,000   Gadsden City, Alabama
                              Medical Clinic Board
                              (Baptist Hospital), 7.80%,
                              11/1/21                       2,375,560
NR        BBB           350   Gadsden City, Alabama
                              Medical Clinic Board
                              (Baptist Hospital), 7.60%,
                              11/1/08                         412,006
Aaa       AAA           250   Tuscaloosa County, Alabama
                              Limited Obligation-Capital
                              Outlay Warrants (AMBAC),
                              6.50%, 2/1/15                   270,793
Aa        NR          1,600   University of Alabama-
                              Birmingham Medical &
                              Educational Foundation
                              Housing, 7.00%, 12/1/19       1,788,944
                                                         ------------
                                                         $  5,407,598
                                                         ------------
                              GENERAL OBLIGATIONS - 6.5%
A1        AA         $1,500   Birmingham, Alabama
                              U.T.G.O., 5.75%, 4/1/19    $  1,452,930
A1        AA          1,000   Birmingham, Alabama
                              U.T.G.O., 5.75%, 6/1/16         982,080
Baa1      A           2,000   Puerto Rico U.T.G.O.,
                              6.50%, 7/1/23                 2,059,260
Baa1      A           1,980   Puerto Rico Public
                              Buildings Authority,
                              5.75%, 7/1/15                 1,907,314
Baa1      A           1,000   Puerto Rico Public
                              Buildings Authority,
                              5.50%, 7/1/21                   919,960
NR        NR            250   Virgin Islands, Public
                              Finance Authority, 7.25%,
                              10/1/18                         262,505
                                                         ------------
                                                         $  7,584,049
                                                         ------------
                              HEALTH CARE - 4.2%
A1        A+         $2,000   DCH Healthcare, Alabama
                              5.75%, 6/1/23              $  1,888,860
NR        NR            325   Fairhope City, Alabama
                              Midtown Medical Clinic
                              Board (Beverly
                              Enterprises), 6.375%,
                              6/1/09                          301,542
Baa       BBB         2,000   Marshall County, Alabama
                              Health Care, 7.00%, 1/1/20    1,997,400
NR        NR            670   Mobile City, Alabama
                              Second Medical Clinic
                              Board (Beverly
                              Enterprises), 7.00%,
                              4/1/07                          651,883
                                                         ------------
                                                         $  4,839,685
                                                         ------------
                              HOSPITALS - 5.1%
Baa       NR         $1,000   Cullman, Alabama Medical
                              Clinic Board (Cullman
                              Regional Medical Center),
                              6.50%, 2/15/23             $    947,460
Baa1      NR          3,550   Jasper City, Alabama
                              Medical Clinic Board
                              (Walker Regional Medical
                              Center), 6.375%, 7/1/18
                              (2)                           3,530,582
A         A           1,000   Montgomery City, Alabama
                              Medical Clinic Board
                              (Jackson Hospital), 7.00%,
                              3/1/15                        1,044,270
Baa       BBB           430   Troy City, Alabama
                              Hospital Building
                              Authority, 7.375%, 5/1/12       450,192
                                                         ------------
                                                         $  5,972,504
                                                         ------------
                              HOUSING - 2.6%
Aaa       NR         $3,000   Alabama HFA Single Family
                              Mortgage (GNMA/FNMA),
                              6.60%, 4/1/19              $  3,036,180
                                                         ------------
                              INDUSTRIAL DEVELOPMENT
                              REVENUE/POLLUTION CONTROL
                              REVENUE - 12.7%
Baa1      BBB        $1,200   Courtland, Alabama
                              (Champion International
                              Corporation), 7.20%,
                              12/1/13                    $  1,298,760
Baa1      BBB         5,500   Courtland, Alabama
                              (Champion International
                              Corporation), 5.90%,
                              2/1/17                        5,311,790
Baa3      NR          1,000   Jackson, Alabama (Boise
                              Cascade), 7.875%, 8/1/00      1,037,310
Baa3      BBB-        2,000   Mobile, Alabama Industrial
                              Development Board (Solid
                              Waste), 6.95%, 1/1/20         2,045,340
Aa2       AA          3,000   Mobile County, Alabama
                              Pollution Control, 6.00%,
                              12/1/14                       3,048,690
Baa3      BB+         1,000   Puerto Rico Port Authority
                              (American Airlines),
                              (AMT), 6.30%, 6/1/23            992,100
A3        A-          1,000   Selma, Alabama, Industrial
                              Development Board (Solid
                              Waste), International
                              Paper Co., 6.00%, 12/1/17       997,450
                                                         ------------
                                                         $ 14,731,440
                                                         ------------
                              INSURED EDUCATION - 8.5%
Aaa       AAA        $1,000   Alabama A&M University
                              (MBIA), 6.375%, 11/1/09    $  1,059,150
Aaa       AAA         1,770   Alabama A&M University
                              (MBIA), 5.75%, 11/1/14        1,755,645

                                    -------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY                     VALUE
-----------------------------------------------------------------------------
                              INSURED EDUCATION - (CONTINUED)
Aaa       AAA         3,750   Alabama A&M University
                              (MBIA), 5.50%, 11/1/20                3,559,013
Aaa       AAA         4,000   University of Alabama
                              (MBIA), 5.00%, 6/1/16                 3,554,680
                                                                 ------------
                                                                 $  9,928,488
                                                                 ------------
                              INSURED ELECTRIC UTILITIES - 2.1%
Aaa       AAA        $  250   Puerto Rico Electric Power
                              Authority (STRIPES) (FSA),
                              Variable, 7/1/03 (1)               $    279,153
Aaa       AAA         2,000   Wilsonville, Alabama
                              Industrial Development
                              Board (MBIA), 6.75%,
                              2/1/15                                2,122,760
                                                                 ------------
                                                                 $  2,401,913
                                                                 ------------
                              INSURED GENERAL OBLIGATION - 3.7%
Aaa       AAA        $  500   Fairfield City, Alabama
                              U.T.G.O. (AMBAC), 6.30%,
                              6/1/22                             $    518,975
Aaa       AAA         3,250   Madison City, Alabama
                              (MBIA), 6.00%, 2/1/24                 3,269,760
Aaa       AAA           500   Troy City, Alabama (CAPG),
                              6.60%, 6/1/12                           526,725
                                                                 ------------
                                                                 $  4,315,460
                                                                 ------------
                              INSURED HEALTH CARE - 1.8%
Aaa       AAA        $2,000   Huntsville, Alabama Health
                              Care Facilities (MBIA),
                              6.50%, 6/1/13                      $  2,097,440
                                                                 ------------
                              INSURED HOSPITAL - 6.4%
Aaa       AAA        $2,500   Birmingham, Alabama
                              Baptist Medical Center
                              (MBIA), 5.875%, 11/15/20           $  2,459,400
Aaa       AAA         2,500   Birmingham, Alabama
                              Baptist Medical Center
                              (MBIA), 6.00%, 11/15/24               2,482,700
Aaa       AAA         1,000   East Alabama Health Care
                              Facilities (MBIA), 5.25%,
                              9/1/23                                  906,400
Aaa       AAA         1,000   Houston County, Southeast
                              Alabama Medical Center
                              (MBIA), 5.75%, 10/1/22                  974,520
Aaa       AAA           750   University of Alabama
                              Revenue (MBIA), 5.00%,
                              10/1/14                                 674,100
                                                                 ------------
                                                                 $  7,497,120
                                                                 ------------
                              INSURED INDUSTRIAL
                              DEVELOPMENT REVENUE/
                              POLLUTION CONTROL REVENUE - 4.4%
Aaa       AAA        $3,000   Columbia, Alabama (AL
                              Power Company) (AMBAC),
                              6.50%, 9/1/23                      $  3,107,940
Aaa       AAA         2,000   West Jefferson, Alabama
                              Industrial Development
                              (MBIA), 6.05%, 5/1/23                 2,004,620
                                                                 ------------
                                                                 $  5,112,560
                                                                 ------------
                              INSURED LEASE/CERTIFICATE
                              OF PARTICIPATION - 3.9%
Aaa       AAA        $4,700   Montgomery, Alabama
                              Downtown Redevelopment
                              Authority Mortgage (MBIA),
                              5.50%, 10/1/13                     $  4,497,571
                                                                 ------------
                              INSURED
                              MISCELLANEOUS - 0.4%
Aaa       AAA        $1,950   Jefferson County, Alabama
                              Birmingham-Jefferson Civic
                              Center (MBIA), 0%, 9/1/18          $    492,180
                                                                 ------------
                              INSURED SOLID WASTE - 4.0%
Aaa       AAA        $4,000   Huntsville, Alabama Solid
                              Waste Disposal (FGIC)
                              (AMT), 7.00%, 10/1/14              $  4,271,480
Aaa       AAA           350   Huntsville, Alabama Solid
                              Waste Disposal (FGIC)
                              (AMT), 7.00%, 10/1/08                   382,316
                                                                 ------------
                                                                 $  4,653,796
                                                                 ------------
                              INSURED TRANSPORTATION - 4.3%
Aaa       AAA        $3,475   Birmingham, Alabama
                              Airport Authority (AMBAC),
                              5.25%, 7/1/20                      $  3,186,471
Aaa       AAA         2,000   Birmingham, Alabama
                              Airport Authority (AMBAC)
                              (AMT), 5.375%, 7/1/23                 1,821,660
                                                                 ------------
                                                                 $  5,008,131
                                                                 ------------
                              INSURED WATER & SEWER - 17.2%
Aaa       AAA        $2,750   Alabama Water Pollution
                              Control Authority
                              (Jefferson County)
                              (AMBAC), 5.50%, 2/15/16            $  2,623,363
Aaa       AAA         2,500   Alabama Water Pollution
                              Control Authority (AMBAC),
                              5.00%, 8/15/15                        2,254,400
Aaa       AAA         1,100   Gulf Shores, Alabama Water
                              and Sewer (AMBAC), 6.50%,
                              2/1/15                                1,156,001
Aaa       AAA         2,360   Limestone County, Alabama
                              Water Authority (FGIC),
                              5.25%, 12/1/20                        2,159,707
Aaa       AAA           500   Northeast, Alabama Water,
                              Sewer and Fire Protection
                              (AMBAC), 5.70%, 5/1/23                  487,065
Aaa       AAA         3,075   Prichard City, Alabama
                              Water and Sewer (AMBAC),
                              6.125%, 11/15/14                      3,148,460
Aaa       AAA         6,000   Scottsboro, Alabama Water,
                              Sewer and Gas (AMBAC),
                              6.50%, 12/1/14                        6,361,020

                                    -------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY             VALUE
---------------------------------------------------------------------
                              INSURED WATER & SEWER - (CONTINUED)
Aaa       AAA           750   West Morgan-East Lawrence,
                              Alabama Water Authority
                              (FGIC), 6.00%, 5/1/22           754,200
Aaa       AAA         1,000   West Morgan-East Lawrence,
                              Alabama Water Authority
                              (FSA), 6.85%, 8/15/25         1,077,410
                                                         ------------
                                                         $ 20,021,626
                                                         ------------
                              MISCELLANEOUS - 0.1%
A         A          $  100   Tennessee Valley, Alabama
                              Exhibit Commission, 6.70%,
                              6/1/10                     $    107,061
                                                         ------------
                              SPECIAL TAX REVENUE - 2.4%
Baa1      A          $1,000   Puerto Rico Highway and
                              Transportation, 5.50%,
                              7/1/15                     $    950,160
Baa1      A           1,800   Puerto Rico Highway and
                              Transportation, 6.625%,
                              7/1/18                        1,878,480
                                                         ------------
                                                         $  2,828,640
                                                         ------------
                              TRANSPORTATION - 0.9%
NR        BBB        $1,000   Guam Airport Authority,
                              6.70%, 10/1/23             $  1,007,200
                                                         ------------
                              WATER AND SEWER - 1.2%
NR        NR         $1,500   Moulton City, Alabama
                              Water, 6.30%, 1/1/18       $  1,444,425
                                                         ------------
                              TOTAL TAX-EXEMPT
                              INVESTMENTS
                              (IDENTIFIED COST,
                              $112,610,415)              $116,479,856
                                                         ============

(1) The above designated securities have been issued as inverse floater bonds.
(2) Security has been segregated to cover margin requirements for open financial futures contracts.

The Portfolio invests primarily in debt securities issued by Alabama municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 1995, 56.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 0.5% to 27.3% of total investments.

                       See notes to financial statements

                                    -------
                          Arkansas Tax Free Portfolio
                   Portfolio of Investments - August 31, 1995
--------------------------------------------------------------------------------
                         TAX-EXEMPT INVESTMENTS - 100%
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY              VALUE
----------------------------------------------------------------------
                              EDUCATION - 3.2%
A1        NR         $1,750   University of Arkansas
                              Board of Trustees, 7.20%,
                              12/1/10 (2)                 $ 1,923,338
A         NR            610   Arkansas State Student Loan
                              Authority, 7.25%, 6/1/09        666,193
                                                          -----------
                                                          $ 2,589,531
                                                          -----------
                              ELECTRIC UTILITIES - 9.2%
A         NR         $1,750   Conway, Arkansas Electric,
                              5.70%, 8/1/09               $ 1,764,368
NR        BBB         1,250   Guam Power Authority,
                              5.25%, 10/1/13                1,123,200
NR        BBB         1,250   Guam Power Authority,
                              5.25%, 10/1/23                1,072,300
Baa2      BBB         1,500   Independence, Arkansas PCR
                              (AR Power & Light), 6.25%,
                              1/1/21                        1,507,470
Baa2      BBB-          750   Jefferson, Arkansas PCR (AR
                              Power & Light), 6.125%,
                              10/1/07                         750,225
Baa2      BBB           550   Jefferson, Arkansas PCR (AR
                              Power & Light), 6.30%,
                              6/1/18                          564,174
Baa2      BBB           500   Pope, Arkansas PCR (AR
                              Power & Light), 6.30%,
                              12/1/16                         510,100
Baa1      A-            500   Puerto Rico Electric Power
                              Authority, 0%, 7/1/17           132,214
                                                          -----------
                                                          $ 7,424,051
                                                          -----------
                              ESCROWED - 3.4%
Aaa       AAA        $  500   Arkansas DFA Wastewater
                              System (MBIA), 7.00%,
                              6/1/14                      $   567,760
Aaa       NR            650   Arkansas State Waste
                              Disposal and Pollution
                              Abatement U.T.G.O., 6.25%,
                              7/1/22                          714,110
Aaa       AAA           500   Harrison, Arkansas Single
                              Family Mortgage (FGIC),
                              7.40%, 9/1/11                   574,114
Aaa       AAA           750   Puerto Rico Public
                              Buildings Authority 6.875%,
                              7/1/21                          861,848
                                                          -----------
                                                          $ 2,717,832
                                                          -----------
                              GENERAL OBLIGATIONS - 8.2%
Aa        AA         $  750   Arkansas State College
                              Savings, 0%, 6/1/13         $   273,465
Aa        AA          2,750   Arkansas State College
                              Savings, 0%, 6/1/14             938,658
Baa1      A           1,000   Puerto Rico Public
                              Improvement, 5.25%, 7/1/18      901,610
Baa1      A           2,000   Puerto Rico Commonwealth
                              Unlimited Tax 5.50%, 7/1/13   1,901,760
Baa1      A           2,000   Puerto Rico Public
                              Buildings Authority, 5.50%,
                              7/1/21                        1,839,920
NR        NR            750   Virgin Island, Public
                              Finance Authority, 7.25%,
                              10/1/18                         787,515
                                                          -----------
                                                          $ 6,642,928
                                                          -----------
                              HOSPITALS - 14.8%
Aa        AA         $3,000   Arkansas DFA (Sisters of
                              Mercy), 5.00%, 6/1/19       $ 2,664,180
Baa       NR            700   Baxter, Arkansas Hospital
                              Improvement, 7.25%, 9/1/07      744,611
Baa       NR            750   Baxter, Arkansas Hospital
                              Improvement, 7.50%, 9/1/21      800,970
NR        A+          1,125   Little Rock, Arkansas
                              (Baptist Medical Center),
                              6.80%, 11/1/05                1,256,108
NR        A+          2,250   Little Rock, Arkansas
                              (Baptist Medical Center),
                              5.50%, 9/1/15                 2,137,545
NR        A           1,000   Little Rock, Arkansas
                              (Baptist Medical
                              Center-Parkway Village),
                              7.00%, 10/1/17                1,064,340
NR        A-          2,250   Pulaski, Arkansas
                              (Children's Hospital),
                              6.20%, 3/1/22                 2,253,150
A1        AA          1,000   Sebastian, Arkansas (Sparks
                              Regional Medical Center),
                              5.60%, 4/1/06                 1,026,020
                                                          -----------
                                                          $11,946,924
                                                          -----------
                              HOUSING - 11.7%
NR        AAA        $2,400   Arkansas DFA Single Family
                              Mortgage (GNMA, AMT),
                              5.80%, 6/1/25               $ 2,230,272
NR        AAA           765   Arkansas DFA Single Family
                              Mortgage (GNMA, AMT),
                              7.85%, 12/1/21                  809,592
NR        AAA         1,000   Arkansas DFA Single Family
                              Mortgage (GNMA/FNMA, AMT),
                              6.35%, 7/1/22                   999,880
NR        AAA         1,000   Arkansas DFA Single Family
                              Mortgage (GNMA/FNMA),
                              6.60%, 7/1/17                 1,032,200
NR        AAA         1,500   Arkansas DFA Single Family
                              Mortgage (GNMA/FNMA, AMT),
                              6.80%, 1/1/22                 1,547,790
NR        AAA           740   Arkansas DFA Single Family
                              Mortgage (GNMA/FNMA),
                              6.70%, 7/1/27                   746,519
NR        AAA         1,000   Arkansas DFA Single Family
                              Mortgage (GNMA, AMT),
                              7.45%, 1/1/27                 1,077,470
A         NR          3,000   Arkansas DFA Compound
                              Accretion, 0%, 12/1/11          974,010
                                                          -----------
                                                          $ 9,417,733
                                                          -----------
                              INDUSTRIAL DEVELOPMENT
                              REVENUE/POLLUTION CONTROL
                              REVENUE - 13.2%
Baa2      BBB        $2,350   Baxter, Arkansas (Aeroquip
                              Corporation), 5.80%,
                              10/1/13                     $ 2,280,816
A1        AA-         2,500   Blythesville, Arkansas
                              (Nucor Corporation), (AMT),
                              6.90%, 12/1/21                2,653,825
A3        A-            755   Gurdon, Arkansas
                              (International Paper),
                              5.75%, 2/1/08                   755,627
A1        AA-         1,000   Jonesboro, Arkansas
                              (Anheuser-Busch), 6.50%,
                              11/15/12                      1,074,290

                                    -------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY              VALUE
---------------------------------------------------------------------
                              INDUSTRIAL DEVELOPMENT
                              REVENUE/POLLUTION CONTROL
                              REVENUE - (CONTINUED)
NR        A-            550   Pine Bluff, Arkansas
                              (International Paper),
                              (AMT), 5.55%, 10/1/17           517,347
A2        NR            750   Puerto Rico IME (American
                              Home Products), 5.10%,
                              12/1/18                         670,215
Baa3      BB+         2,740   Puerto Rico Ports
                              Authority (American
                              Airlines) (AMT),
                              6.30%, 6/1/23                 2,718,353
                                                          -----------
                                                          $10,670,473
                                                          -----------
                              INSURED ELECTRIC UTILITIES - 7.5%
Aaa       AAA        $  500   Independence, Arkansas PCR
                              (AR Power & Light) (FSA),
                              6.25%, 1/1/21               $   519,265
Aaa       AAA           250   North Little Rock, Arkansas
                              Electric System (MBIA),
                              6.50%, 7/1/10                   271,900
Aaa       AAA         3,390   North Little Rock, Arkansas
                              Electric System (MBIA),
                              6.50%, 7/1/15                 3,722,016
Aaa       AAA           450   Puerto Rico Electric Power
                              Authority (STRIPES) (FSA),
                              Variable, 7/1/03 (1)            502,475
Aaa       AAA         1,000   West Memphis, Arkansas
                              Public Utilities (MBIA),
                              6.60%, 1/1/09                 1,073,250
                                                          -----------
                                                          $ 6,088,906
                                                          -----------
                              INSURED GENERAL OBLIGATIONS - 7.0%
Aaa       AAA        $1,610   Jonesboro, Arkansas School
                              District (AMBAC), 6.125%,
                              2/1/15                      $ 1,629,352
Aaa       AAA         3,000   Springdale, Arkansas School
                              District (AMBAC), 5.125%,
                              6/1/16                        2,760,630
Aaa       AAA           680   White Hall, Arkansas School
                              District (AMBAC), 4.75%,
                              4/1/12                          620,140
Aaa       AAA           710   White Hall, Arkansas School
                              District (AMBAC), 4.75%,
                              4/1/13                          645,248
                                                          -----------
                                                          $ 5,655,370
                                                          -----------
                              INSURED HEALTH CARE - 1.1%
Aaa       AAA        $  400   Saline, Arkansas Healthcare
                              (Evan Lutheran Good
                              Samaritan) (AMBAC), 5.80%,
                              5/1/11                      $   394,280
Aaa       AAA           500   Saline, Arkansas Healthcare
                              (Evan Lutheran Good
                              Samaritan) (AMBAC), 6.00%,
                              6/1/18                          513,665
                                                          -----------
                                                          $   907,945
                                                          -----------
                              INSURED TRANSPORTATION - 0.6%
Aaa       AAA        $  500   Little Rock, Arkansas
                              Airport (MBIA), 6.00%,
                              11/1/14                     $   508,370
                                                          -----------
                              INSURED WATER & SEWER - 7.2%
Aaa       AAA        $1,670   Arkansas DFA Wastewater
                              System (MBIA), 5.40%,
                              12/1/15                     $ 1,598,541
Aaa       AAA         1,680   Arkansas DFA Wastewater
                              System (MBIA), 5.00%,
                              12/1/08                       1,621,502
Aaa       AAA         2,000   Arkansas DFA Wastewater
                              System (MBIA), 5.00%,
                              6/1/15                        1,821,960
Aaa       AAA           300   Beaver, Arkansas Water
                              District (MBIA), 5.85%,
                              11/15/08                        312,741
Aaa       AAA           500   Jonesboro, Arkansas Water
                              and Light (AMBAC), 5.25%,
                              12/1/13                         477,915
                                                          -----------
                                                          $ 5,832,659
                                                          -----------
                              MISCELLANEOUS - 2.9%
A         NR         $2,000   Little Rock, Arkansas Hotel
                              and Restaurant Gross
                              Receipts Tax, 7.375%,
                              8/1/15                      $ 2,329,700
                                                          -----------
                              SPECIAL TAX REVENUE - 3.2%
Baa1      A          $3,000   Puerto Rico Highway and
                              Transportation, 5.00%,
                              7/1/22                      $ 2,591,430
                                                          -----------
                              WATER & SEWER REVENUE - 6.8%
NR        NR         $  800   Conway, Arkansas Water,
                              5.40%, 5/1/11               $   772,880
NR        NR          1,250   Cross, Arkansas Rural
                              Water, 5.75%, 4/1/18          1,254,574
A1        NR          2,000   Little Rock, Arkansas
                              Sewer, 5.50%, 8/1/14          1,933,740
NR        NR          1,500   South Sebastian, Arkansas
                              Water, 6.15%, 6/1/23          1,534,815
                                                          -----------
                                                          $ 5,496,009
                                                          -----------
                              TOTAL TAX-EXEMPT
                              INVESTMENTS
                              (IDENTIFIED COST,
                              $79,275,204)                $80,819,861
                                                          ===========

(1) The above designated securities have been issued as inverse floater bonds.
(2) Security has been segregated to cover margin requirements for open financial futures contracts.

The Portfolio invests primarily in debt securities issued by Arkansas municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 1995, 23.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 0.7% to 6.1% of total investments.

                       See notes to financial statements

                                    -------
                           Georgia Tax Free Portfolio
                   Portfolio of Investments - August 31, 1995
--------------------------------------------------------------------------------
                         TAX-EXEMPT INVESTMENTS - 100%
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY              VALUE
----------------------------------------------------------------------
                              EDUCATION - 5.6%
Aa1       AA-        $3,000   Dekalb County Georgia,
                              Emory University, 6.00%,
                              10/1/14                     $  3,058,170
Aa        AA-         3,425   Private Colleges and
                              Universities Authority,
                              Agnes Scott College,
                              5.625%, 6/1/23                 3,324,100
Aa1       AA-           310   Private Colleges and
                              Universities Authority,
                              Emory University, 6.40%,
                              10/1/23                          321,628
                                                          ------------
                                                          $  6,703,898
                                                          ------------
                              ESCROWED - 0.2%
Aaa       AAA        $  250   Cherokee County, Georgia,
                              Water and Sewer, (MBIA),
                              6.90%, 8/1/18               $    279,650
                                                          ------------
                              GENERAL
                              OBLIGATIONS - 15.0%
Aa        AA-        $  300   Alpharetta, Georgia,
                              6.50%, 5/1/10               $    331,482
Aa        AA          3,350   Atlanta, Georgia, 6.10%,
                              12/1/19                        3,398,575
Aa        AA          2,000   Atlanta, Georgia, 6.125%,
                              12/1/23                        2,024,880
Aa        AA          3,000   Atlanta, 6.25%, 10/1/12        3,111,120
Aa        AA          1,650   Atlanta, 6.25%, 10/1/16        1,699,351
A1        NR            150   Cherokee County School
                              District, 6.375%, 6/1/7          160,494
Aa        AA          1,000   Downtown Savannah
                              Authority Georgia Revenue,
                              5.00%, 1/1/11                    931,930
Aa        AA-           250   Clayton County, Georgia,
                              Solid Waste, 6.50%, 2/1/12       264,043
Aa        AA          1,000   Fulton County School
                              District, 5.60%, 1/1/13          983,590
Aaa       AA+           500   Georgia, 6.30%, 3/1/08           553,930
Aa1       AA+         1,480   Gwinnett County, Georgia,
                              Water and Sewerage, 6.50%,
                              8/1/06                         1,491,618
A         A             450   Paulding County School
                              District, 6.625%, 2/1/08         495,477
Baa1      A           1,000   Puerto Rico, 5.75%, 7/1/15       963,290
NR        NR          1,400   Virgin Island, 7.25%,
                              10/1/18                        1,470,028
                                                          ------------
                                                          $ 17,879,808
                                                          ------------
                              HOSPITALS - 10.5%
Baa1      NR         $4,250   Fulco Hospital, Georgia
                              Baptist, 6.375%, 9/1/22     $  3,973,495
A         NR          5,040   Savannah, Georgia, St.
                              Joseph's Hospital, 6.20%,
                              7/1/23                         4,877,460
NR        BBB         1,285   Toombs County, Dr. John M.
                              Meadows Memorial Hospital,
                              7.00%, 12/1/17                 1,262,088
NR        BBB+        2,750   Tri City Hospital, 6.375%,
                              7/1/16                         2,449,947
                                                          ------------
                                                          $ 12,562,990
                                                          ------------
                              HOUSING - 13.9%
NR        AAA        $4,000   Fulton County, HFA, (AMT),
                              6.64%, 3/1/28               $  4,031,960
Aa        NR          1,450   Georgia HFA, (AMT),
                              6.875%, 12/1/20                1,495,342
Aa        AA+           395   Georgia Resource
                              Authority, SFMR, (FHA),
                              7.50%, 6/1/17                    419,569
Aa        AA          2,500   Georgia HFA, (FHA Insured
                              or VA Guaranteed), (AMT),
                              6.70%, 12/1/25                 2,558,500
Aa        AA+         1,500   Georgia HFA, (AMT), 7.05%,
                              12/1/20                        1,567,290
Aa        AA+         2,380   Georgia HFA, (AMT),
                              7.125%, 12/1/26                2,491,169
Aa        AA+         4,000   Georgia HFA, (AMT), 6.55%,
                              12/1/27                        4,006,320
                                                          ------------
                                                          $ 16,570,150
                                                          ------------
                              INDUSTRIAL DEVELOPMENT
                              AUTHORITY - 5.6%
A1        AA-        $1,000   Cartersville, Georgia,
                              Anheuser-Busch, (AMT),
                              7.375%, 5/1/09              $  1,157,340
A2        NR          1,000   Puerto Rico IME, American
                              Home, 5.10%, 12/1/18             893,620
A1        A-            750   Savannah Union Camp
                              Corporation, 6.80%, 2/1/12       806,258
NR        NR          1,250   Savannah Economic
                              Development, (AMT), 9.00%,
                              1/1/15                         1,332,375
NR        AA-           500   Savannah, Hershey Foods,
                              6.60%, 6/1/12                    532,700
NR        AA-         2,000   Vienna, Cargill Project,
                              6.00%, 9/1/14                  2,002,940
                                                          ------------
                                                          $  6,725,233
                                                          ------------
                              INSURED GENERAL
                              OBLIGATIONS - 4.0%
Aaa       AAA        $2,990   Houston County School
                              District, (MBIA), 5.375%,
                              3/1/11                      $  2,858,291
Aaa       AAA         1,350   Jackson County School
                              District, (MBIA), 6.00%,
                              7/1/14                         1,369,170
Aaa       AAA           500   Puerto Rico, Public
                              Improvement Bonds of 1992,
                              (AMBAC), Variable, 7/1/15
                              (1)                              505,850
                                                          ------------
                                                          $  4,733,311
                                                          ------------
                              INSURED HOSPITAL - 13.2%
Aaa       AAA        $  675   Chatham County, Memorial
                              Medical Center, (MBIA),
                              7.00%, 1/1/21               $    723,424
Aaa       AAA           305   Chatham County, Memorial
                              Medical Center, (MBIA),
                              6.85%, 1/1/21                    325,972
Aaa       AAA         1,300   Cobb County, Kennestone
                              Hospital, (MBIA), 5.00%,
                              4/1/24                         1,137,682

                                    -------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY                  VALUE
--------------------------------------------------------------------------
                              INSURED HOSPITAL - (CONTINUED)
Aaa       AAA         3,225   Gainsville and Hall
                              County, NE Healthcare,
                              (MBIA), 6.00%, 10/1/25             3,235,804
Aaa       AAA         3,000   Gwinnett County, Gwinnett
                              Hospital, (AMBAC), 5.00%,
                              9/1/13                             2,709,300
Aaa       AAA         2,500   Macon-Bibb County Hospital
                              Authority, The Medical
                              Center of Central Georgia,
                              (FGIC), 5.00%, 8/1/14              2,269,375
Aaa       AAA         2,000   Medical Center Hospital
                              Authority, Columbus
                              Regional Healthcare
                              System, (MBIA), 6.40%,
                              8/1/06                             2,165,640
Aaa       AAA         1,500   Medical Center Hospital
                              Authority, Columbus
                              Regional Healthcare
                              System, (MBIA), Variable,
                              8/1/10 (1)                         1,664,775
Aaa       AAA         1,375   Walker, Dade and Catoosa
                              Counties Hospital, (FGIC),
                              7.00%, 10/1/10                     1,518,688
                                                              ------------
                                                              $ 15,750,660
                                                              ------------
                              INSURED HOUSING - 0.9%
Aaa       AAA        $1,000   East Point Building
                              Authority, (FGIC), 6.00%,
                              2/1/10                          $  1,024,810
                                                              ------------
                              INSURED SPECIAL TAX - 1.8%
Aaa       AAA        $1,000   Metropolitan Atlanta Rapid
                              Transit Authority,
                              (AMBAC), 6.25%, 7/1/11          $  1,062,100
Aaa       AAA         1,000   Metropolitan Atlanta Rapid
                              Transit Authority,
                              (AMBAC), 6.25%, 7/1/20             1,065,560
                                                              ------------
                                                              $  2,127,660
                                                              ------------
                              INSURED TRANSACTION - 0.8%
Aaa       AAA        $1,000   Atlanta Airport Facility
                              Revenue, (AMBAC), (AMT),
                              6.00%, 1/1/21                   $    994,740
                                                              ------------
                              INSURED UTILITIES - 3.3%
Aaa       AAA        $1,480   Cordele Public Utility
                              Authority, (MBIA), 6.50%,
                              11/1/19                         $  1,554,133
Aaa       AAA           750   Municipal Electric
                              Authority of Georgia,
                              (MBIA), 0%, 1/1/07                   409,410
Aaa       AAA         1,000   Municipal Electric
                              Authority of Georgia,
                              (FGIC), 5.50%, 1/1/12                973,670
Aaa       AAA           900   Puerto Rico Electric Power
                              Authority, (FSA),
                              Variable, 7/1/03 (1)               1,004,949
                                                              ------------
                                                              $  3,942,162
                                                              ------------
                              INSURED WATER & SEWER - 3.8%
Aaa       AAA        $2,700   Atlanta, Water and Sewer,
                              (FGIC), 5.00%, 1/1/15           $  2,424,708
Aaa       AAA         1,975   Cherokee County, Water and
                              Sewerage, (MBIA), 6.875%,
                              8/1/13                             2,121,012
                                                              ------------
                                                              $  4,545,720
                                                              ------------
                              LEASE/CERTIFICATES OF
                              PARTICIPATION - 1.0%
Aa        AA         $  310   Fulton County, Lease
                              Revenue, 0%, 1/1/09             $    146,828
Aa        AA          2,300   Fulton County, Lease
                              Revenue, 0%, 1/1/10                1,022,787
                                                              ------------
                                                              $  1,169,615
                                                              ------------
                              LIFE CARE - 1.2%
NR        NR         $1,500   Dekalb Private Hospital,
                              Assisted Living, Atlanta
                              Inc, 8.50%, 3/1/25              $  1,463,625
                                                              ------------
                              SOLID WASTE - 0.9%
A1        A+         $1,000   Savannah Energy Systems
                              Company Project, 6.30%,
                              12/1/06                         $  1,049,330
                                                              ------------
                              SPECIAL TAX REVENUE - 0.4%
Baa1      A          $  500   Puerto Rico Commonwealth
                              Highway, 5.50%, 7/1/17          $    468,025
                                                              ------------
                              TRANSPORTATION - 1.3%
Ba3       BB         $1,500   Atlanta Special Purpose
                              Facilities, Delta
                              Airlines, (AMT), 7.90%,
                              12/1/18                         $  1,592,475
                                                              ------------
                              UTILITIES - 15.5%
A1        A          $2,000   Burke County, PCR, Georgia
                              Power, 6.375%, 8/1/24           $  2,023,820
A         A           1,000   Georgia Muni Electric
                              Power Authority, 0%,
                              1/1/12                               368,600
A         A           3,000   Georgia Muni Electric
                              Power Authority, 5.50%,
                              1/1/20                             2,744,730
A         A           3,000   Georgia Muni Electric
                              Power Authority, 5.70%,
                              1/1/23                             2,795,940
A         A           2,000   Georgia Muni Electric
                              Power Authority, 8.25%,
                              1/1/11                             2,455,640
A1        A+          1,000   Monroe County, PCR, Gulf
                              Power, 6.30%, 9/1/24               1,013,890
A3        A+          4,000   Monroe County, PCR,
                              Ogelthorpe Power, 6.55%,
                              1/1/06                             4,383,200
A3        A+          2,000   Monroe County, PCR,
                              Ogelthorpe Power, 6.70%,
                              1/1/09                             2,198,480
Baa1      A-            665   Puerto Rico Electrical
                              Power Authority, 0%,
                              7/1/17                               175,846
Baa1      A-            250   Puerto Rico Electrical
                              Power Authority, 7.00%,
                              7/1/07                               268,552
                                                              ------------
                                                              $ 18,428,698
                                                              ------------


                                    -------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY             VALUE
---------------------------------------------------------------------
                              WATER & SEWER REVENUE - 1.1%
A         NR         $  150   Augusta, Water and Sewer
                              Authority, 6.50%, 5/1/11   $    157,886
A         A+          1,000   Columbus, Water and Sewer
                              Authority, 5.70%, 5/1/20        965,280
A         NR            200   Richmond County, Water and
                              Sewer Authority, 6.50%,
                              10/1/21                         207,606
                                                         ------------
                                                         $  1,330,772
                                                         ------------
                              TOTAL TAX-EXEMPT
                              INVESTMENTS
                              (IDENTIFIED COST,
                              $115,913,957)              $119,343,332
                                                         ============

(1) The above designated securities have been issued as inverse floater bonds.

The Portfolio invests primarily in debt securities issued by Georgia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 1995, 27.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 0.8% to 15.0% of total investments.

                       See notes to financial statements

                                    -------
                          Kentucky Tax Free Portfolio
                   Portfolio of Investments - August 31, 1995
--------------------------------------------------------------------------------
                         TAX-EXEMPT INVESTMENTS - 100%
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY             VALUE
---------------------------------------------------------------------
                              EDUCATION - 5.5%
Aa1       NR         $2,460   Berea, Kentucky
                              Educational Development,
                              5.45%, 3/1/14              $  2,363,101
A1        AA-           500   University of Kentucky
                              Consolidated Educational
                              Buildings, 6.40%, 5/1/09        528,865
A1        AA-           785   University of Kentucky
                              Consolidated Educational
                              Buildings, 6.40%, 5/1/11        825,059
A1        AA-         1,295   University of Louisville
                              Consolidated Educational
                              Buildings, 5.875%, 5/1/11     1,322,350
A1        AA-         1,000   University of Louisville
                              Consolidated Educational
                              Buildings, 5.40%, 5/1/08        999,920
A1        AA-         2,000   University of Louisville
                              Consolidated Educational
                              Buildings, 5.40%, 5/1/11      1,958,500
                                                         ------------
                                                         $  7,997,795
                                                         ------------
                              ELECTRIC UTILITIES - 6.8%
Aa2       AA-        $2,000   Carroll, Kentucky PCR (KY
                              Utilities Company), 6.25%,
                              2/1/18                     $  2,069,820
NR        BBB           400   Guam Power Authority,
                              5.25%, 10/1/23                  343,135
Aa2       AA          1,000   Jefferson, Kentucky PCR
                              (Louisville G&E Company),
                              5.625%, 8/15/19                 967,410
Aa2       AA-         1,000   Muhlenburg, Kentucky PCR
                              (KY Utilities Company),
                              6.25%, 2/1/18                 1,031,540
NR        A           2,315   Nicholasville, Kentucky
                              Utilities 5.10%, 10/1/12      2,089,635
Baa1      A-          3,500   Puerto Rico Electric Power
                              Authority, 0%, 7/1/17           925,505
Baa1      A-          2,250   Puerto Rico Electric Power
                              Authority, 6.375%, 7/1/2      2,289,308
                                                         ------------
                                                         $  9,716,353
                                                         ------------
                              ESCROWED - 1.3%
NR        NR         $  190   KY DFA St. Claire Medical
                              Center, 7.125%, 9/1/21     $    216,674
Aaa       NR            510   Lexington-Fayette,
                              Kentucky Government Public
                              Facilities, 6.40%, 4/1/12       569,084
Aaa       A           1,000   University of Puerto Rico,
                              6.50%, 6/1/13                 1,062,770
                                                         ------------
                                                         $  1,848,528
                                                         ------------
                              GENERAL OBLIGATIONS - 2.9%
NR        A+         $1,030   KY League of Cities
                              Funding Trust Floating
                              Indebtedness Certificates
                              of Participation, 6.15%,
                              8/1/13                     $  1,041,959
NR        A           1,415   KY League of Cities
                              Funding Trust Floating
                              Indebtedness Certificates
                              of Participation, 5.90%,
                              8/1/16                        1,376,837
Baa1      A           1,255   Puerto Rico Public
                              Building Authority, 5.50%,
                              7/1/21                        1,154,550
NR        NR            500   Virgin Islands, 7.25%,
                              10/1/18                         525,010
                                                         ------------
                                                         $  4,098,356
                                                         ------------
                              HOSPITALS - 0.8%
Baa1      BBB        $  975   Russell, Kentucky
                              Franciscan Sisters of the
                              Poor Health System, 8.10%,
                              7/1/15                     $  1,102,052
                                                         ------------
                              HOUSING - 1.7%
NR        AAA        $1,500   Boone, Kentucky
                              Multi-Family (Walnut Creek
                              Apartments) (FHA), 7.00%,
                              1/1/27                     $  1,544,520
Aa1       AAA           840   KY Housing (FHA) (AMT),
                              7.45%, 1/1/23                   869,492
                                                         ------------
                                                         $  2,414,012
                                                         ------------
                              INDUSTRIAL DEVELOPMENT
                              REVENUE/POLLUTION CONTROL
                              REVENUE - 11.4%
Baa1      BBB        $3,355   Ashland, Kentucky Solid
                              Waste (Ashland Oil) (AMT),
                              7.20%, 10/1/20             $  3,515,470
Baa1      NR          2,425   Ashland, Kentucky Solid
                              Waste (Ashland Oil) (AMT),
                              7.125%, 2/1/22                2,537,569
NR        NR          1,000   Elsmere, Kentucky
                              (Courtaulds Package
                              Corporation), 6.75%,
                              4/1/10                        1,020,860
NR        NR          3,075   Fulton, Kentucky
                              (H.I.S.-Chic Jeans),
                              (AMT), 7.50%, 2/1/10          3,125,123
Aa3       AA          1,000   Jefferson, Kentucky (E.I.
                              du Pont de Nemours),
                              6.30%,
                              7/1/12                        1,067,180
Baa2      BBB         1,075   Johnson, Kentucky (KMart
                              Corporation), 6.45%,
                              7/1/08                        1,073,011
NR        BBB           985   Owensboro, Kentucky (KMart
                              Corporation), 6.80%,
                              12/1/07                       1,005,232
NR        BBB           915   Powderly, Kentucky (KMart
                              Corporation), 6.90%,
                              3/1/07                          939,293
A2        NR          1,190   Puerto Rico IM&E (American
                              Home), 5.10%, 12/1/18         1,063,407
Baa3      BB+           500   Puerto Rico Port Authority
                              (American Airlines),
                              (AMT), 6.30%, 6/1/23            496,050
Ba2       NR            500   Winchester, Kentucky
                              (Kroger Corporation),
                              6.90%, 7/1/99                   524,640
                                                         ------------
                                                         $ 16,367,835
                                                         ------------
                              INSURED EDUCATION - 0.5%
Aaa       AAA        $  700   Northern KY University
                              Educational Buildings
                              (AMBAC), 6.25%, 5/1/12     $    733,817
                                                         ------------
                              INSURED ELECTRIC UTILITIES - 4.1%
Aaa       AAA        $6,280   Boone, Kentucky
                              Collateralized PCR (MBIA),
                              5.50%, 1/1/24              $  5,862,254
                                                         ------------

                                    -------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY             VALUE
---------------------------------------------------------------------
                              INSURED GENERAL OBLIGATION - 0.6%
Aaa       AAA        $1,000   Jefferson, Kentucky School
                              District U.T.G.O. (MBIA),
                              4.875%, 1/1/13             $    892,640
                                                         ------------
                              INSURED HOSPITALS - 14.8%
Aaa       AAA        $2,500   Daviess, Kentucky Hospital
                              (ODCH Inc.) (MBIA), 6.25%,
                              8/1/22                     $  2,554,525
Aaa       AAA         2,000   Hopkins, Kentucky Hospital
                              (Trover Clinic Foundation)
                              (MBIA), 6.625%, 11/15/11      2,122,200
Aaa       AAA         2,500   Jefferson, Kentucky Jewish
                              Hospital (AMBAC), 6.50%,
                              5/1/15                        2,610,575
Aaa       AAA         1,750   Jefferson, Kentucky Jewish
                              Hospital (AMBAC), 6.55%,
                              5/1/22                        1,833,283
Aaa       AAA         4,000   KY DFA St. Luke's Hospital
                              (MBIA), 7.00%, 10/1/21        4,322,440
Aaa       AAA         9,000   KY EDA Baptist Healthcare
                              (MBIA), 5.00%, 8/15/24        7,814,880
                                                         ------------
                                                         $ 21,257,903
                                                         ------------
                              INSURED LEASE/COP - 1.7%
Aaa       AAA        $2,000   Danville, Kentucky
                              Multi-City Lease (MBIA),
                              5.875%, 9/1/10             $  2,044,640
Aaa       AAA           400   Lexington-Fayette,Kentucky
                              Government Public
                              Facilities (FSA), 4.50%,
                              2/1/10                          350,380
                                                         ------------
                                                         $  2,395,020
                                                         ------------
                              INSURED TRANSPORTATION - 4.5%
Aaa       AAA        $1,000   Kenton, Kentucky Airport
                              (Cincinnati/Northern KY)
                              (FSA) (AMT), 6.30%, 3/1/15 $  1,019,710
Aaa       AAA         1,000   KY EDA Turnpike
                              (Revitalization Project)
                              (FGIC), 0%, 1/1/10              440,380
Aaa       AAA         1,000   KY EDA Turnpike
                              (Revitalization Project)
                              (AMBAC), 5.50%, 7/1/11          981,280
Aaa       AAA         1,170   Louisville & Jefferson,
                              Kentucky KY Regl. Airport
                              (MBIA), 5.30%, 7/1/23         1,077,500
Aaa       AAA         3,250   Louisville & Jefferson,
                              Kentucky KY Regl. Airport
                              (MBIA) (AMT), 5.50%,
                              7/1/23                        2,998,222
                                                         ------------
                                                         $  6,517,092
                                                         ------------
                              INSURED WATER AND SEWER - 9.5%
Aaa       AAA        $1,000   Hardin, Kentucky Water
                              System (MBIA), 5.90%,
                              1/1/25                     $  1,001,620
Aaa       AAA           800   Kenton, Kentucky Water
                              District (FGIC), 6.375%,
                              2/1/17                          839,576
Aaa       AAA         2,000   Kenton, Kentucky Water
                              District (FGIC), 6.00%,
                              2/1/17                        2,027,020
Aaa       AAA           500   Lexington-Fayette,
                              Kentucky Government Sewer
                              (MBIA), 6.375%, 7/1/12          527,360
Aaa       AAA         1,000   Louisville & Jefferson,
                              Kentucky Sewer District
                              (MBIA), 5.25%, 5/15/14          938,730
Aaa       AAA         2,840   Louisville & Jefferson,
                              Kentucky Sewer District
                              (MBIA), 5.40%, 5/15/19        2,680,477
Aaa       AAA         2,000   Louisville & Jefferson,
                              Kentucky Sewer District
                              (MBIA), 5.50%, 5/15/21        1,909,900
Aaa       AAA           500   Louisville & Jefferson,
                              Kentucky Sewer District
                              (MBIA), 5.50%, 5/15/23          474,130
Aaa       AAA         1,000   Louisville & Jefferson,
                              Kentucky Sewer District
                              (AMBAC), 6.75%, 5/15/19       1,079,010
Aaa       AAA         2,000   Louisville & Jefferson,
                              Kentucky Sewer District
                              (AMBAC), 6.75%, 5/15/25       2,149,480
                                                         ------------
                                                         $ 13,627,303
                                                         ------------
                              LEASE REVENUE BONDS - 21.4%
A         A          $1,300   Boone, Kentucky School
                              District Finance, 6.75%,
                              9/1/11                     $  1,390,077
A         NR          2,250   Boone, Kentucky School
                              District Finance, 6.125%,
                              12/1/17 (1)                   2,293,718
A         NR          3,000   Boone, Kentucky School
                              District Finance, 5.70%,
                              5/1/18                        2,921,610
A         NR          1,670   Campbell, Kentucky School
                              District Finance, 5.10%,
                              2/1/12                        1,533,995
A         NR            700   Campbell, Kentucky School
                              District Finance, 4.80%,
                              2/1/11                          617,568
A         NR          1,790   Campbell, Kentucky School
                              District Finance, 4.875%,
                              2/1/14                        1,544,054
A         NR            820   Covington, Kentucky
                              Independent School
                              District Finance, 5.20%,
                              6/1/13                          759,017
A1        A+            905   Jefferson, Kentucky School
                              District Finance, 4.875%,
                              1/1/11                          823,269
A1        A+          1,250   Jefferson, Kentucky School
                              District Finance, 4.875%,
                              1/1/12                        1,126,513
A1        A           4,990   Jefferson, Kentucky
                              Capital Projects
                              Corporation, 0%, 8/15/15      1,517,259
A         NR            260   Johnson, Kentucky School
                              District Finance, 5.00%,
                              6/1/11                          239,203
A         NR            300   Johnson, Kentucky School
                              District Finance, 5.00%,
                              6/1/13                          271,137
A         A+          2,860   KY State Property and
                              Buildings, 5.00%, 9/1/13      2,582,866
A         A+          2,500   KY State Property and
                              Buildings, 6.00%, 9/1/14      2,513,950

                                    -------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY             VALUE
---------------------------------------------------------------------
                              LEASE REVENUE BONDS - (CONTINUED)
A         A-          1,000   Louisville, Kentucky
                              Public Properties
                              Corporation, 6.80%,
                              12/1/22                       1,057,500
Aa        NR          2,000   Mount Sterling, Kentucky
                              League of Cities Trust,
                              6.15%, 3/1/13                 1,964,300
Aa        NR          4,500   Mount Sterling, Kentucky
                              League of Cities Trust,
                              6.20%, 3/1/18                 4,382,955
A         NR          2,000   Owensboro, Kentucky
                              Airport, 5.875%, 6/1/15       1,913,200
A         NR            615   Pulaski, Kentucky School
                              District Finance, 5.75%,
                              2/1/10                          615,978
A         NR            595   Pulaski, Kentucky School
                              District Finance, 5.80%,
                              2/1/11                          593,161
                                                         ------------
                                                         $ 30,661,330
                                                         ------------
                              SOLID WASTE - 2.2%
Baa2      BBB-       $3,000   Henderson, Kentucky
                              (MacMillan Blodel Project)
                              (AMT), 7.00%, 3/1/25       $  3,083,370
                                                         ------------
                              SPECIAL TAX REVENUE - 4.4%
Baa1      A          $  415   Puerto Rico Highway &
                              Transportation Authority,
                              5.25%, 7/1/21              $    366,939
Baa1      A           5,655   Puerto Rico Highway &
                              Transportation Authority,
                              6.625%, 7/1/18                5,901,558
                                                         ------------
                                                         $  6,268,497
                                                         ------------
                              TRANSPORTATION - 4.3%
NR        BBB        $2,000   Guam Airport Authority,
                              6.70%, 10/1/23             $  2,014,400
Ba1       BB          1,000   Kenton, Kentucky Airport
                              (Delta Airlines) (AMT),
                              6.75%, 2/1/02                 1,044,720
Ba1       BB            250   Kenton, Kentucky Airport
                              (Delta Airlines) (AMT),
                              7.50%, 2/1/12                   263,820
Ba1       BB            500   Kenton, Kentucky Airport
                              (Delta Airlines) (AMT),
                              7.50%, 2/1/20                   527,640
Ba1       BB          2,400   Kenton, Kentucky Airport
                              (Delta Airlines) (AMT),
                              6.125%, 2/1/22                2,258,183
                                                         ------------
                                                         $  6,108,763
                                                         ------------
                              WATER AND SEWER REVENUE - 1.6%
NR        A          $1,500   Campbell, Kentucky Water
                              District, 6.60%, 12/1/11   $  1,572,360
A         NR            650   Hardin, Kentucky Water
                              District, 6.50%, 9/1/12         679,965
                                                         ------------
                                                         $  2,252,325
                                                         ------------
                              TOTAL TAX-EXEMPT
                              INVESTMENTS
                              (IDENTIFIED COST,
                              $141,197,528)              $143,205,245
                                                         ============

(1) Security has been segregated to cover margin requirements for open financial futures contracts.

The Portfolio invests primarily in debt securities issued by Kentucky municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 1995, 35.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 1.0% to 26.0% of total investments.

                       See notes to financial statements

                                    -------
                          Louisiana Tax Free Portfolio
                   Portfolio of Investments - August 31, 1995
--------------------------------------------------------------------------------
                         TAX EXEMPT INVESTMENTS - 100%
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY               VALUE
----------------------------------------------------------------------
                              EDUCATION - 3.2%
Aa        NR         $  150   Louisiana PFA, Student Loan
                              Revenue Bonds, (AMT),
                              6.75%, 9/1/06                $   162,170
Aa        NR            100   Louisiana PFA, Student Loan
                              Revenue Bonds, (AMT),
                              7.00%, 9/1/06                    104,676
NR        BBB-          400   Puerto Rico ITEM&EC,
                              (Polytechnic University of
                              Puerto Rico), 5.70%, 8/1/13      370,384
NR        BBB-          500   Puerto Rico ITEM&EC,
                              (Polytechnic University of
                              Puerto Rico), 5.50%, 8/1/24      438,075
                                                           -----------
                                                           $ 1,075,305
                                                           -----------
                              GENERAL OBLIGATION - 2.8%
NR        BBB        $  250   Government of Guam, 5.375%,
                              11/15/13                      $   222,418
Baa1      A             750   Puerto Rico PBA, Public
                              Education and Health
                              Facilities, 5.75%, 7/1/15        722,468
                                                           -----------
                                                           $   944,886
                                                           -----------
                              HEALTH CARE - 8.1%
NR        AAA        $2,000   Louisiana HFA, Mortgage
                              Revenue Bonds, (GNMA
                              Collateralized) St. Joseph
                              Manor Retirement Center,
                              7.80%, 12/1/35               $ 2,215,260
NR        AAA           500   Louisiana HFA, (GNMA
                              Collateralized), St.
                              Dominic Assisted
                              Care - Facility, 6.85%,
                              9/1/25                           510,345
                                                           -----------
                                                           $ 2,725,605
                                                           -----------
                              HOUSING - 26.5%
Aaa       NR         $  935   East Baton Rouge Mortgage
                              Finance Authority SF,
                              7.00%, 4/1/32                $   966,528
Aaa       NR            155   East Baton Rouge Mortgage
                              Finance Authority SF,
                              7.10%, 10/1/24                   158,243
NR        AAA         2,000   Parish of Jefferson, Home
                              Mortgage Authority (TEAMS),
                              7.35%, 12/1/16                 2,208,760
NR        AAA           620   Louisiana HFA, MFMB,
                              (FHA),6.95%, 7/1/16              631,916
Aaa       NR          1,240   Louisiana HFA, SFMB, 8.00%,
                              3/1/25                         1,349,318
Aaa       NR          1,635   Louisiana HFA, SFMB, 6.55%,
                              12/1/26                        1,621,887
NR        AAA           500   Louisiana HFA, (Multifamily
                              Housing - Tall Timbers
                              Apartment), (FHA) (AMT),
                              5.90%, 12/1/18                   475,705
NR        AAA           150   Louisiana HFA, (Multifamily
                              Housing - Westview
                              Apartment II), (FHA),
                              7.95%,
                              1/1/32                           159,129
NR        AAA         1,000   Louisiana PFA, (FNMA
                              Collaterallized,
                              Multifamily
                              Housing - Edgewood
                              Apartments), 5.70%, 6/1/05     1,003,990
A         NR            350   Shreveport, Louisiana HFA,
                              (Multifamily Mortgage
                              Bonds - U.S. Goodman
                              Plaza - Section 8
                              Assisted), 6.10%, 8/1/19         336,791
                                                           -----------
                                                           $ 8,912,267
                                                           -----------
                              HOSPITALS - 3.3%
Aa        AA         $1,000   Louisiana Public Health
                              Facilities Bonds, (Sisters
                              of Mercy Health System),
                              5.00%, 6/1/19 (2)            $   868,510
NR        A-            250   St. Tammany Parish Hospital
                              Service District No. 1,
                              Hospital Revenue Bonds,
                              6.50%, 7/1/22                    250,135
                                                           -----------
                                                           $ 1,118,645
                                                           -----------
                              INDUSTRIAL DEVELOPMENT/
                              POLLUTION CONTROL - 6.4%
A3        A-         $1,750   Bastrop IDB, Louisiana,
                              (International Paper),
                              6.60%, 3/1/19                $ 1,824,428
Aa3       NR            150   Parish of DeSoto, Pollution
                              Control (Southwestern
                              Electric Power), Company
                              Project, 7.60%, 1/1/19           171,657
Baa1      A-            150   South Louisiana Port
                              Commission Terminal, (GATX
                              Terminals Corporation),
                              7.00%, 3/1/23                    155,570
                                                           -----------
                                                           $ 2,151,655
                                                           -----------
                              INSURED COLLEGE &
                              UNIVERSITY - 10.3%
Aaa       AAA        $2,500   Louisiana State University
                              and Agricultural and
                              Mechanical College (FGIC),
                              5.75%, 7/1/14                $ 2,457,475
Aaa       AAA         1,100   University of Puerto Rico
                              (MBIA), 5.25%, 6/1/25          1,008,821
                                                           -----------
                                                           $ 3,466,296
                                                          -----------
                              INSURED GENERAL
                              OBLIGATIONS LOCAL - 17.6%
Aaa       AAA        $  500   Caddo Parish, Louisiana
                              (MBIA), 5.25%, 2/1/07        $   500,705
Aaa       AAA         1,000   Caddo Parish, Louisiana
                              (MBIA), 5.25%, 2/1/08            992,750
Aaa       AAA           500   City of Lafayette, Public
                              Improvement Sales Tax
                              Refunding Bonds (FGIC),
                              5.00%, 3/1/15                    446,690
Aaa       AAA           500   City of Lafayette, Public
                              Improvement Sales Tax
                              Refunding Bonds (FGIC),
                              5.00%, 3/1/16                    445,265

                                    -------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY                   VALUE
---------------------------------------------------------------------------
                              INSURED GENERAL OBLIGATIONS
                              LOCAL - (CONTINUED)
Aaa       AAA         1,000   City of Lafayette, Public
                              Improvement Sales Tax
                              Refunding Bonds (FGIC),
                              5.00%, 5/1/15                        892,820
Aaa       AAA         1,000   Louisiana PFA, Parish of
                              Jefferson, Drainage
                              Improvement Refunding Bonds
                              (FGIC), 5.00%, 8/1/10                919,900
Aaa       AAA           500   Parish of East Baton Rouge,
                              Public Improvement Sales
                              Tax Bonds (FGIC), 5.90%,
                              2/1/17                               494,575
Aaa       AAA           990   Parish of East Baton Rouge,
                              Public Improvement Sales
                              Tax Bonds (FGIC), 4.80%,
                              2/1/14                               864,646
Aaa       AAA           400   Parish of East Baton Rouge,
                              Public Improvement Sales
                              Tax Bonds (FGIC), 4.90%,
                              2/1/16                               349,020
                                                               -----------
                                                               $ 5,906,371
                                                               -----------
                              INSURED GENERAL OBLIGATIONS
                              SCHOOL DISTRICT - 1.4%
Aaa       AAA        $  500   St. Tammany Parishwide
                              School District No.12,
                              Louisiana Unlimited Tax
                              School Bonds (FGIC), 5.00%,
                              3/1/12                            $   454,435
                                                               -----------
                              INSURED GENERAL OBLIGATIONS
                              STATE - 1.6%
Aaa       AAA        $  300   State of Louisiana, (MBIA),
                              5.625%, 8/1/11                    $   299,511
Aaa       AAA           250   Commonwealth of Puerto
                              Rico, Public Improvement
                              Bonds Residual Interest
                              Bonds (AMBAC), Variable,
                              7/1/15 (1)                           252,925
                                                                -----------
                                                               $   552,436
                                                               -----------
                              INSURED HOSPITAL - 3.0%
Aaa       AAA        $1,000   Parish of Jefferson,
                              Hospital District No.1
                              (FGIC), 5.25%, 1/1/19            $   908,730
Aaa       AAA           100   Louisiana PFA Hospital
                              Revenue Bonds, (Our Lady of
                              the Lake Regional Medical
                              Center), Residual Interest
                              Bonds (MBIA), Variable,
                              12/1/14 (1)                          104,247
                                                               -----------
                                                               $ 1,012,977
                                                               -----------
                              INSURED MUNICIPAL ELECTRIC -
                              5.6%
Aaa       AAA        $2,000   Lafayette Public Power
                              Authority, Electric Revenue
                              Bonds (AMBAC), 5.25%,
                              11/1/12                          $ 1,875,100
                                                               -----------
                              INSURED UTILITIES - 0.5%
Aaa       AAA        $  150   City of Alexandria,
                              Utilities Bonds (FGIC),
                              6.00%, 5/1/06                    $   159,144
                                                               -----------
                              INSURED WATER & SEWER - 1.5%
Aaa       AAA        $  500   Terrebone Parish,
                              Louisiana, Water Works
                              Revenue Bonds (FGIC),
                              5.75%, 11/1/08                   $   512,715
                                                               -----------
                              LIFE CARE - 2.3%
NR        NR         $  500   Louisiana HFA, Assisted
                              Living Facility (HCC
                              Assisted Living Group I,
                              Inc.), 9.00%, 3/1/25             $   484,475
NR        NR            300   St. Tammany PFA (Christwood
                              Project), 9.00%, 11/15/25            287,667
                                                               -----------
                                                               $   772,142
                                                               -----------
                              SPECIAL TAX - 3.9%
Baa1      A          $1,500   Puerto Rico Highway and
                              Transportation Authority,
                              Highway Revenue Refunding
                              Bonds, Series X, 5.00%,
                              7/1/22                            $ 1,295,715
                                                               -----------
                              TRANSPORTATION - 1.6%
A         A-         $  500   Mississippi River Bridge
                              Authority, Bridge Revenue
                              Bonds, State of Louisiana,
                              Series 1992, 6.75%, 11/1/12
                              (2)                              $   525,703
                                                               -----------
                              UTILITIES - 0.4%
Baa3      BBB-       $  150   Parish of Pointe Coupe, PCB
                              (Gulf States Utilities
                              Co.), 6.70%, 3/1/13              $   149,387
                                                               -----------
                              TOTAL TAX-EXEMPT
                              INVESTMENTS
                              (IDENTIFIED COST,
                              $33,349,873)                     $33,610,784
                                                               ===========

(1) The above designated securities have been issued as inverse floater bonds.
(2) Security has been segregated to cover margin requirements for open financial futures contracts.

The Portfolio invests primarily in debt securities issued by Louisiana municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 1995, 54.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 3.8% to 26.5% of total investments.

                       See notes to financial statements.

                                    -------
                          Maryland Tax Free Portfolio
                   Portfolio of Investments - August 31, 1995
--------------------------------------------------------------------------------
                         TAX-EXEMPT INVESTMENTS - 100%
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY                   VALUE
----------------------------------------------------------------------------
                              EDUCATION - 0.9%
Aa        AA+        $1,000   University of Maryland
                              Auxiliary Facilities &
                              Tuition, 6.30%, 2/1/10            $  1,052,390
                                                                ------------
                              ELECTRIC UTILITIES - 7.7%
A2        A          $2,000   Calvert, Maryland PCR
                              (Baltimore Gas & Electric
                              Company), 5.55%, 7/15/14          $  1,925,200
NR        BBB         2,500   Guam Power Authority,
                              5.25%, 10/1/13                       2,246,400
NR        BBB           500   Guam Power Authority,
                              5.25%, 10/1/23                         428,920
NR        BBB           750   Guam Power Authority,
                              6.625%, 10/1/14                        766,770
A1        A             500   Montgomery, Maryland PCR
                              (Potomac Electric Power
                              Company), 5.375%, 2/15/24              451,930
A1        A           2,225   Prince Georges, Maryland
                              PCR (Potomac Electric),
                              6.375%, 1/15/23                      2,326,015
Baa1      A-            585   Puerto Rico Electric Power
                              Authority, 6.25%, 7/1/17               590,850
                                                                 -----------
                                                                $  8,736,085
                                                                ------------
                              ESCROWED - 5.3%
Aaa       NR         $1,125   Baltimore, Maryland Single
                              Family Mortgage (Inner
                              Harbor), 8.00%, 12/1/10           $  1,359,543
Aaa       AAA           500   Maryland Health & Higher
                              Educational (University of
                              Maryland) (FGIC), 6.50%,
                              7/1/21                                 552,000
NR        AAA         1,000   Commonwealth of Puerto
                              Rico Public Improvement,
                              6.80%, 7/1/21                        1,144,770
Aaa       AAA         1,500   Puerto Rico Public
                              Buildings Authority,
                              6.875%, 7/1/21                       1,723,695
NR        AAA         1,000   University of Maryland
                              System Auxiliary Facility
                              and Tuition, 6.50%, 4/1/11           1,104,610
NR        AAA           175   University of Maryland
                              System Auxiliary Facility
                              and Tuition, 6.50%, 4/1/2              197,971
                                                                 ------------
                                                                $  6,082,589
                                                                ------------
                              GENERAL OBLIGATIONS - 6.4%
Aa        AA+        $1,000   Anne Arundel, Maryland,
                              5.30%, 4/15/16                     $   934,560
Aa        AA-         1,500   Hartford, Maryland, 4.90%,
                              12/1/10                              1,399,020
A         AA-           230   Prince Georges, Maryland,
                              5.00%, 1/15/11                         214,767
Baa1      A           1,000   Commonwealth of Puerto
                              Rico Public Improvement,
                              6.50%, 7/1/23                        1,029,630
Baa1      A             100   Puerto Rico Aqueduct and
                              Sewer Authority, 7.875%,
                              7/1/17                                 111,057
Baa1      A           1,150   Puerto Rico Aqueduct and
                              Sewer Authority, 7.00%,
                              7/1/19                               1,222,220
NR        NR            750   Virgin Islands Public
                              Finance Authority, 7.25%
                              10/1/18                                787,515
Aa1       AA            500   Washington, Maryland
                              Suburban Sanitary
                              District, 6.20%, 6/1/11                523,260
Aaa1      AA            600   Washington, Maryland
                              Suburban Sanitary
                              District, 5.00%, 6/1/10                577,542
Aa        NR            500   Worcester, Maryland
                              Sanitary District, 6.55%,
                              8/15/17                                539,210
                                                                ------------
                                                                $  7,338,781
                                                                ------------
                              HOSPITALS - 20.7%
NR        NR         $  490   Berlin, Maryland (Atlantic
                              General Hospital), 8.375%,
                              6/1/22                            $    516,382
A         A           2,000   MD Health & Higher
                              Educational (Good
                              Samaritan Hospital),
                              5.75%, 7/1/19                        1,881,420
A         A           1,500   MD Health & Higher
                              Educational (Memorial
                              Hospital of Cumberland),
                              6.50%, 7/1/17                        1,547,520
A1        A           4,050   MD Health & Higher
                              Educational (Suburban
                              Hospital), 5.125%, 7/1/21            3,563,271
Baa1      NR          1,000   MD Health & Higher
                              Educational (Union
                              Hospital of Cecil), 6.70%,
                              7/1/22                                 951,050
A         A           1,200   MD Health & Higher
                              Educational (Peninsula
                              Regional Medical Center),
                              5.00%, 7/1/23                        1,011,503
Baa1      BBB         1,250   MD Health & Higher
                              Educational (Howard County
                              General Hospital), 5.50%,
                              7/1/25                               1,039,300
Aa        AA-         2,000   MD State IDA (Holy Cross
                              Health System), 5.50%,
                              12/1/15                              1,894,700
Baa       NR          1,355   Prince Georges, Maryland
                              (Greater SouthEast
                              Healthcare System),
                              6.375%, 1/1/13                       1,257,779
Baa       NR          4,500   Prince Georges, Maryland
                              (Greater SouthEast
                              Healthcare System),
                              6.375%, 1/1/23                       4,058,415
A         NR          7,000   Prince Georges, Maryland
                              (Dimensions Health),
                              5.30%, 7/1/24                        5,887,630
                                                                ------------
                                                                $ 23,608,970
                                                                ------------
                              HOUSING - 7.2%
Aa        NR         $3,000   Maryland CDA Single Family
                              (AMT), 6.75%, 4/1/26              $  3,049,620
Aa        NR            250   Maryland CDA Single
                              Family. 6.85%, 4/1/11                  260,758

                                    -------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY             VALUE
---------------------------------------------------------------------
                              HOUSING - (CONTINUED)
Aa        NR            985   Maryland CDA Single Family
                              (AMT), 6.80%, 4/1/22          1,001,538
Aa        NR            750   Maryland CDA Single Family
                              (AMT), 6.80%, 4/1/24            762,592
Aa        NR          1,810   Maryland CDA Multi Family
                              (FHA), 6.70%, 5/15/27         1,844,336
Aa        NR          1,000   Maryland CDA Multi Family
                              (FHA) (AMT), 6.70%,
                              5/15/36                       1,011,180
NR        AAA           300   Prince Georges, Maryland
                              (Antoinette Gardens
                              Apartments) (FHA), 7.00%,
                              3/1/28                          313,239
                                                         ------------
                                                         $  8,243,263
                                                         ------------
                              INDUSTRIAL DEVELOPMENT
                              REVENUE/POLLUTION CONTROL
                              REVENUE - 10.2%
A1        A          $1,350   Allegany County, Maryland
                              (Westvaco Corporation
                              Project), 6.20%, 1/1/08    $  1,426,167
NR        NR          1,350   Baltimore, Maryland
                              (Bethlehem Steel
                              Corporation Project),
                              7.50%, 6/1/15                 1,387,827
A3        BBB+        1,000   Baltimore, Maryland
                              (General Motors), 5.35%,
                              4/1/08                          971,460
Aa2       AA-         2,000   Baltimore, Maryland
                              (Consolidated Coal Sales
                              Company-E.I. Dupont),
                              6.50%, 12/1/10                2,145,900
Aa3       AA          2,000   Baltimore, Maryland
                              (Consolidated Coal Sales
                              Company-E.I. Dupont),
                              6.50%, 12/1/11                2,141,040
NR        AA-         1,425   Frederick, Maryland EDA
                              (Cargill, Inc. Project),
                              6.30%, 11/1/09 (2)            1,518,067
A2        NR            600   Puerto Rico IM&E (American
                              Home), 5.10%, 12/1/18           536,171
Baa3      BB+         1,500   Puerto Rico Port Authority
                              (American Airlines) (AMT),
                              6.30%, 6/1/23                 1,488,150
                                                         ------------
                                                         $ 11,614,782
                                                         ------------
                              INSURED EDUCATION - 1.1%
Aaa       AAA        $1,200   Morgan State University,
                              Maryland Academic and
                              Facilities (MBIA), 6.10%,
                              7/1/20                     $  1,259,928
                                                         ------------
                              INSURED ELECTRIC
                              UTILITIES - 0.2%
Aaa       AAA        $  250   Puerto Rico Electric Power
                              Authority (STRIPES) (FSA),
                              Variable, 7/1/03 (1)       $    279,153
                                                         ------------
                              INSURED HOSPITALS - 17.9%
Aaa       AAA        $1,365   MD Health & Higher
                              Educational (Washington
                              Community Hospital)
                              (AMBAC), 6.375%, 7/1/22    $  1,419,394
Aaa       AAA         5,000   MD Health & Higher
                              Educational (Anne Arundel
                              Hospital) (AMBAC), 5.00%,
                              7/1/23                        4,388,150
Aaa       AAA         4,350   MD Health & Higher
                              Educational (Francis Scott
                              Key Hospital) (FGIC),
                              5.00%, 7/1/23                 3,759,357
Aaa       AAA         3,000   MD Health & Higher
                              Educational (University
                              Medical Center) (FGIC),
                              5.00%, 7/1/20                 2,632,500
Aaa       AAA         6,250   MD Health & Higher
                              Educational (Greater
                              Baltimore Medical Center)
                              (FGIC), 5.00%, 7/1/19         5,534,688
Aaa       AAA           500   MD Health & Higher
                              Educational (General
                              Hospital) (MBIA), 6.20%,
                              7/1/24                          512,220
Aaa       AAA         2,150   Puerto Rico IM&E Hospital
                              (MBIA), 6.25%, 7/1/24         2,213,060
                                                         ------------
                                                         $ 20,459,369
                                                         ------------
                              INSURED HOUSING - 0.7%
Aaa       AAA        $  235   MD CDA Housing and
                              Community Development
                              (AMBAC), 6.625%, 6/1/12    $    240,675
Aaa       AAA           500   Prince Georges, Maryland
                              (Keystone Apartments)
                              (FHA) (MBIA), 6.80%,
                              7/1/25                          511,395
                                                         ------------
                                                         $    752,070
                                                         ------------
                              INSURED INDUSTRIAL
                              DEVELOPMENT REVENUE/
                              POLLUTION CONTROL REVENUE - 0.8%
Aaa       AAA        $1,000   Prince Georges, Maryland
                              Solid Waste (FSA), 5.25%,
                              6/15/13                    $    931,010
                                                         ------------
                              INSURED TRANSPORTATION - 6.1%
Aaa       AAA        $2,000   Baltimore, Maryland
                              International Airport
                              (AMT) (FGIC), 6.25%,
                              7/1/14                     $  2,066,500
Aaa       AAA         5,250   Washington, D.C. Metro
                              Area Transportation
                              (FGIC), 5.25%, 7/1/14         4,881,660
                                                         ------------
                                                         $  6,948,160
                                                         ------------

                                    -------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY                VALUE
------------------------------------------------------------------------
                              INSURED WATER & SEWER - 3.7%
Aaa       AAA        $2,000   Baltimore, Maryland
                              Wastewater (MBIA), 5.65%,
                              7/1/20                        $  1,942,420
Aaa       AAA         2,550   Baltimore, Maryland
                              Wastewater (FGIC), 5.00%,
                              7/1/22                           2,261,315
                                                            ------------
                                                            $  4,203,735
                                                            ------------
                              MISCELLANEOUS - 0.8%
A         NR         $1,000   Baltimore, Maryland
                              Revenue Authority, 5.375%,
                              7/1/18                        $    921,600
                                                            ------------
                              SOLID WASTE - 5.3%
A         NR         $6,000   North East Maryland Solid
                              Waste Disposal (AMT),
                              6.30%, 7/1/16                 $  6,016,680
                                                            ------------
                              SPECIAL TAX REVENUE - 3.0%
Baa1      A          $1,000   Puerto Rico Highway and
                              Transportation Authority,
                              5.25%, 7/1/20                 $    900,160
Baa1      A           1,225   Puerto Rico Highway and
                              Transportation Authority,
                              5.50%, 7/1/17                    1,146,661
Baa1      A           1,500   Puerto Rico Highway and
                              Transportation Authority,
                              5.25%, 7/1/21                    1,347,675
                                                            ------------
                                                            $  3,394,496
                                                            ------------
                              TRANSPORTATION - 0.6%
NR        BBB        $  700   Guam Airport Authority
                              (AMT), 6.70%, 10/1/23         $    705,040
                                                            ------------
                              WATER AND SEWER - 1.4%
Aa        AA         $1,000   Maryland Water Quality
                              Financing Administration
                              Revolving Loan Fund, 0%,
                              9/1/07                        $    534,740
Aa        AA          1,000   Maryland Water Quality
                              Financing Administration
                              Revolving Loan Fund,
                              6.55%, 9/1/14                    1,068,880
                                                            ------------
                                                            $  1,603,620
                                                            ------------
                              TOTAL TAX-EXEMPT
                              INVESTMENTS
                              (IDENTIFIED COST,
                              $112,178,823)                 $114,151,721
                                                            ============

(1) The above designated securities have been issued as inverse floater bonds.
(2) Security has been segregated to cover margin requirements for open financial futures contracts.

The Portfolio invests primarily in debt securities issued by Maryland municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 1995, 30.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 1.1% to 19.0% of total investments.

                       See notes to financial statements

                                    -------
                          Missouri Tax Free Portfolio
                   Portfolio of Investments - August 31, 1995
--------------------------------------------------------------------------------
                         TAX-EXEMPT INVESTMENTS - 100%
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY                   VALUE
---------------------------------------------------------------------------
                              EDUCATION - 2.7%
A         NR         $2,750   Missouri Higher Education
                              Loan Authority, Student
                              Loan, (AMT), 5.45%, 2/15/09       $ 2,514,380
                                                                -----------
                              ESCROWED - 2.8%
Aaa       AAA        $  240   Missouri Health & Education
                              Authority, St. Louis
                              Children's, (MBIA), 6.25%,
                              5/15/12                           $   266,258
Aaa       AAA           410   Missouri Health & Education
                              Authority, St. Louis
                              Children's, (MBIA), 6.25%,
                              5/15/12                               453,341
Aaa       AAA           350   State of Missouri, Regional
                              Convention & Sports Complex
                              Authority, 6.80%, 8/15/11             399,480
Aaa       AAA           425   Missouri Health & Education
                              Authority, Christian
                              Health, 6.875%, (FGIC),
                              2/15/21                               480,998
Aaa       AAA           250   St. Louis County, Regional
                              Convention & Sports Complex
                              Authority, 7.00%, 8/15/11             288,630
Aaa       AAA           600   St. Louis County,
                              Pattonville School
                              District, 6.25%, (FGIC),
                              2/1/10                                656,070
                                                                -----------
                                                                $ 2,544,777
                                                                -----------
                              GENERAL OBLIGATION - 4.3%
A1        NR         $  750   City of St. Peters, 5.85%,
                              1/1/13                            $   759,773
Baa1      A             700   Puerto Rico, 5.00%, 7/1/21            600,460
Baa1      A           1,250   Puerto Rico, 5.75%, 7/1/15          1,204,112
Baa1      A           1,000   Puerto Rico, 5.50%, 7/1/21            919,960
NR        NR            450   Virgin Island Public
                              Finance Authority, 7.25%,
                              10/1/18                               472,509
                                                                -----------
                                                                $ 3,956,814
                                                                 -----------
                              HEALTHCARE - 0.4%
Baa1      NR         $  300   Cass County, Fox Springs
                              Living Center, 7.375%,
                              10/1/22                           $   317,127
                                                                -----------
                              HOSPITALS - 10.5%
A         NR         $1,000   Boone County Hospital,
                              5.50%, 8/1/09                     $   951,420
Baa1      NR          2,000   Missouri Health & Education
                              Authority, Jefferson
                              Memorial Hospital, 6.00%,
                              8/15/23                             1,831,100
Aa        AA          1,000   Missouri Health & Education
                              Authority, Barnes Jewish
                              Christian Hospital, 5.10%,
                              5/15/09                               944,310
Aa        AA          2,000   Missouri Health & Education
                              Authority, Barnes Jewish
                              Christian Hospital, 5.25%,
                              5/15/14                             1,886,160
Aa        AA          2,000   Missouri Health & Education
                              Authority, Barnes Jewish
                              Christian Hospital, 5.25%,
                              5/15/21                             1,851,300

Aa        AA          1,000   Missouri Health & Education
                              Authority, Sisters of Mercy
                              Hospital, 6.25%, 6/1/15             1,034,550
NR        BBB+          550   Moberly Industrial
                              Development Authority,
                              Moberly Regional Medical
                              Center, 8.75%, 3/1/16                 603,471
NR        AAA           500   Phelps County, Phelps
                              Regional Medical Center,
                              (CLEE), 6.00%, 5/15/13                503,000
                                                                -----------
                                                                $ 9,605,311
                                                                -----------
                              HOUSING - 0.6%
NR        AAA        $  535   Missouri Housing
                              Development Authority SFMR,
                              (AMT), (GNMA), 6.75%,
                              6/1/24                            $   550,916
                                                                -----------
                              INDUSTRIAL DEVELOPMENT
                              REVENUE - 2.8%
NR        BBB        $1,390   Jefferson County Industrial
                              Development Authority,
                              Kmart Corporation, 6.40%,
                              8/1/08                            $ 1,381,452
A3        NR          1,200   Missouri Environmental
                              Improvement & Energy
                              Resources Authority,
                              American Cynamid Company,
                              5.80%, 9/1/09                       1,212,600
                                                                -----------
                                                                $ 2,594,052
                                                                -----------
                              INSURED - TRANSPORTATION - 1.7%
Aaa       AAA        $1,000   City of St. Louis, St.
                              Louis-Lambert International
                              Airport, (AMT), (FGIC),
                              6.125%, 7/1/12                    $ 1,024,170
Aaa       AAA           500   City of St. Louis, St.
                              Louis-Lambert International
                              Airport, (AMT), (FGIC),
                              6.125%, 7/1/15                        510,350
                                                                -----------
                                                                $ 1,534,520
                                                                -----------
                              INSURED - EDUCATION - 2.1%
Aaa       AAA        $1,000   Missouri Western State
                              College Housing System,
                              (MBIA), 5.25%, 10/1/11            $   947,960
Aaa       AAA         1,000   Southeast Missouri State
                              University Housing System,
                              (MBIA), 5.70%, 4/1/14               1,003,600
                                                                -----------
                                                                $ 1,951,560
                                                                -----------
                              INSURED - GENERAL
                              OBLIGATION - 9.3%
Aaa       AAA        $1,000   Kansas City School
                              District, (FGIC), 5.00%,
                              2/1/14                            $   908,070
Aaa       AAA         2,250   Kansas City School
                              District, (FGIC), 5.00%,
                              2/1/14                              2,043,158
Aaa       AAA         1,450   St. Louis County, Mehlville
                              School District, (MBIA),
                              6.00%, 2/15/13                      1,484,554
Aaa       AAA         1,000   St. Louis County, Parkway
                              School District, (MBIA),
                              5.00%, 2/1/12                         931,020

                                    -------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY                    VALUE
---------------------------------------------------------------------------
                              INSURED - GENERAL OBLIGATION
                              (CONTINUED)
Aaa       AAA         1,500   City of St. Louis School
                              District, (FGIC), 5.75%,
                              4/1/12                              1,508,340
Aaa       AAA           620   City of St. Louis School
                              District, (FGIC), 6.00%,
                              4/1/12                                634,333
Aaa       AAA           500   Puerto Rico, (AMBAC),
                              Variable, 7/1/15 (1)                  505,850
Aaa       AAA           500   Puerto Rico, (FSA),
                              Variable, 7/1/22 (1)                  513,080
                                                                -----------
                                                                $ 8,528,405
                                                                -----------
                              INSURED - HOSPITAL - 18.4%
Aaa       AAA        $1,000   Jackson County, Carondelet
                              Health System, St. Mary's
                              Hospital, (MBIA), 5.75%,
                              7/1/24                            $   981,950
Aaa       AAA           800   Jackson County, St.
                              Joseph's Health System,
                              (MBIA), 6.50%, 7/1/19                 836,464
Aaa       AAA         1,000   Jackson County, St.
                              Joseph's Health System,
                              (MBIA), 6.50%, 7/1/12               1,052,620
Aaa       AAA         1,500   Missouri Health & Education
                              Authority, Health Midwest,
                              (MBIA), 6.25%, 2/15/22              1,533,435
Aaa       AAA           500   Missouri Health & Education
                              Authority, Sisters of St.
                              Mary, (MBIA), 6.25%, 6/1/07           535,710
Aaa       AAA         1,600   Missouri Health & Education
                              Authority, Sisters of St.
                              Mary, (MBIA), 6.25%, 6/1/16         1,642,000
Aaa       AAA         1,500   Missouri Health & Education
                              Authority, Heartland Health
                              System, (AMBAC), 6.35%,
                              11/15/17                            1,554,735
Aaa       AAA         2,900   Missouri Health & Education
                              Authority, Lester Cox
                              Medical Center, (MBIA),
                              5.35%, 6/1/10                       2,813,493
Aaa       AAA         1,865   Missouri Health & Education
                              Authority, St. Luke's
                              Health System, (MBIA),
                              5.10%, 11/15/13                     1,719,287
Aaa       AAA         2,000   Missouri Health & Education
                              Authority, St. Luke's
                              Health System, (MBIA),
                              5.125%, 11/15/19                    1,801,460
Aaa       AAA           575   Missouri Health & Education
                              Authority, St. Louis
                              Children's Hospital,
                              (MBIA), 0%, 5/15/08                   287,023
Aaa       AAA         9,500   Missouri Health & Education
                              Authority, Lester Cox
                              Medical Center, (MBIA), 0%,
                              9/1/20                              2,101,400
                                                                -----------
                                                                $16,859,577
                                                                -----------
                              INSURED - HOUSING - 1.8%
Aaa       AAA        $1,500   City of Springfield, SCA
                              Realty Multifamily Mortgage
                              Receipts, (FSA), 7.15%,
                              1/1/30                            $ 1,607,220
                                                                -----------
                              INSURED - LEASE/CERTIFICATE
                              OF PARTICIPATION - 4.4%
Aaa       AAA        $1,250   Kansas City Municipal
                              Assistance Corporation,
                              Bartle Hall Convention,
                              (AMBAC), 6.625%, 4/15/15          $ 1,336,050
Aaa       AAA           500   Kansas City Municipal
                              Assistance Corporation,
                              Bartle Hall Convention,
                              (AMBAC), 6.00%, 4/15/20               507,075
Aaa       AAA           600   Kansas City School
                              District, Building
                              Corporation, (FGIC), 6.50%,
                              2/1/08                                641,280
Aaa       AAA           500   St. Charles County, Public
                              Facilities Authority,
                              (FGIC), 6.375%, 3/15/07               536,420
Aaa       AAA         1,000   St. Louis County Municipal
                              Finance Corporation, Civil
                              Courts Building, (FGIC),
                              5.75%, 8/1/13                       1,002,340
                                                                -----------
                                                                $ 4,023,165
                                                                -----------
                              INSURED - UTILITIES - 11.4%
Aaa       AAA        $5,000   Missouri Environmental
                              Improvement & Energy
                              Resources Authority, Union
                              Electric Project, (AMT),
                              (AMBAC), 5.45%, 10/1/28           $ 4,540,000
Aaa       AAA           700   Puerto Rico Electric Power
                              Authority, (FSA), Variable,
                              7/1/03 (1)                            781,627
Aaa       AAA         5,000   City of Sikeston, Electric
                              System, (MBIA), 6.25%,
                              6/1/22                              5,138,150
                                                                -----------
                                                                $10,459,777
                                                                -----------
                              INSURED - WATER & SEWER - 1.7%
Aaa       AAA        $1,500   City of St. Louis, Water
                              Revenue Improvement Bonds,
                              (FGIC), 6.00%, 7/1/14             $ 1,539,480
                                                                -----------
                              LEASE/CERTIFICATE OF
                              PARTICIPATION - 5.1%
A1        A+         $2,000   State of Missouri, Regional
                              Convention & Sports Complex
                              Authority, 5.50%, 8/15/21         $ 1,844,580
A         BBB+        2,000   St. Louis County, Regional
                              Convention & Sports Complex
                              Authority, 5.50%, 8/15/13           1,861,880
Aa        AA          1,000   Southeast Missouri
                              Correctional Facility,
                              5.75%, 8/15/16                        995,090
                                                                -----------
                                                                $ 4,701,550
                                                                -----------

                                    -------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY                 VALUE
------------------------------------------------------------------------
                              LIFECARE - 1.1%
NR        NR         $  950   Kansas City Industrial
                              Development Authority,
                              Kingswood United Methodist
                              Manor, 9.00%, 11/15/13         $ 1,018,457
                                                             -----------
                              NURSING HOMES - 1.7%
NR        NR         $  500   Missouri Health & Education
                              Authority, Bethesda Health
                              Group, 6.625%, 8/15/05         $   498,710
NR        NR          1,000   Missouri Health & Education
                              Authority, Bethesda Health
                              Group, 7.50%, 8/15/12            1,011,820
                                                             -----------
                                                             $ 1,510,530
                                                             -----------
                              SPECIAL TAX REVENUE - 3.6%
Baa1      A          $1,000   Puerto Rico Highway and
                              Transportation Authority,
                              6.625%, 7/1/12                 $ 1,050,590
Baa1      A           1,400   Puerto Rico Highway and
                              Transportation Authority,
                              5.50%, 7/1/19                    1,306,704
Baa1      A           1,000   Puerto Rico Highway and
                              Transportation Authority,
                              5.50%, 7/1/17                      936,050
                                                             -----------
                                                             $ 3,293,344
                                                             -----------
                              TRANSPORTATION - 0.2%
NR        BBB        $  200   Guam Airport Authority,
                              6.375%, 10/1/10                $   202,580
                                                             -----------
                              UTILITIES - 4.3%
A1        AA         $  500   City of Columbia, Water &
                              Electric, 6.125%, 10/1/12      $   513,080
NR        BBB         1,010   Guam Power Authority,
                              6.30%, 10/1/22                     998,304
Baa1      A-          1,000   Puerto Rico Electric Power
                              Authority, 5.00%, 7/1/12           905,730
Baa1      A-          1,500   Puerto Rico Electric Power
                              Authority, 6.375%, 7/1/24        1,526,205
                                                             -----------
                                                             $ 3,943,319
                                                             -----------
                              WATER & SEWER - 9.1%
A1        AA-        $  760   City of Columbia, Sewerage
                              System, 6.25%, 10/1/15         $   784,472
Aa        NR            800   Missouri Environmental
                              Improvement & Energy
                              Resources Authority, Water
                              Pollution Control, 6.875%,
                              6/1/14                             872,288
Aa        NR            475   Missouri Environmental
                              Improvement & Energy
                              Resources Authority, Water
                              Pollution Control, 6.45%,
                              7/1/08                             513,385
Aa        NR            500   Missouri Environmental
                              Improvement & Energy
                              Resources Authority, Water
                              Pollution Control, 6.55%,
                              7/1/14                             532,300
Aa        NR          1,000   Missouri Environmental
                              Improvement & Energy
                              Resources Authority, Water
                              Pollution Control, 6.05%,
                              7/1/15                           1,033,590
Aa        NR          1,250   Missouri Environmental
                              Improvement & Energy
                              Resources Authority, Water
                              Pollution Control, 7.20%,
                              7/1/16                           1,419,863
Aa        NR          1,000   Missouri Environmental
                              Improvement & Energy
                              Resources Authority, Cape
                              Giradeau Project, 0%,
                              1/1/14                             329,020
Aa        A+          3,000   City of Springfield,
                              Waterworks, 5.375%, 5/1/14       2,888,640
                                                             -----------
                                                             $ 8,373,558
                                                             -----------
                              TOTAL TAX-EXEMPT
                              INVESTMENTS
                              (IDENTIFIED COST,
                              $88,354,959)                   $91,630,419
                                                             =============

(1) The above designated securities have been issued as inverse floater bonds.

The Portfolio invests primarily in debt securities issued by Missouri municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 1995, 53.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 0.6% to 27.9% of total investments.

                       See notes to financial statements

                                    -------
                       North Carolina Tax Free Portfolio
                   Portfolio of Investments - August 31, 1995
--------------------------------------------------------------------------------
                         TAX-EXEMPT INVESTMENTS - 100%
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY               VALUE
------------------------------------------------------------------------
                              EDUCATION - 1.1%
Aa1       AA         $1,000   Educational Facilities
                              Finance Agency, Duke
                              University, 6.75%,
                              10/01/21                      $  1,061,130
NR        AAA         1,000   Educational Facilities
                              Finance Agency, Elon
                              College, 6.375%, 1/1/07          1,063,860
                                                            ------------
                                                            $  2,124,990
                                                            ------------
                              ESCROWED - 1.4%
Aaa       A-         $  155   North Carolina Municipal
                              Power, Catawba Electric,
                              5.00%, 1/1/20                 $    141,755
NR        AAA           150   Puerto Rico GO, 7.30%,
                              7/1/20                             171,831
Aaa       AAA         1,500   Puerto Rico Public
                              Building Authority,
                              6.875%, 7/1/12                   1,723,695
Baa1      AAA           635   Puerto Rico Electric Power
                              Authority, 7.125%, 7/1/14          707,987
                                                            ------------
                                                            $  2,745,268
                                                            ------------
                              GENERAL OBLIGATIONS - 8.7%
A         A-         $  175   Eden, Water and Sewer
                              Bonds, (AMT), 6.75%,
                              6/1/08                        $    188,249
NR        BBB         1,700   Guam, 5.40%, 11/15/18            1,484,729
Aaa       AAA         4,000   North Carolina Capital
                              Improvement, 4.70%, 2/1/06       3,897,040
Aaa       AAA         3,000   North Carolina Capital
                              Improvement, 4.70%, 2/1/10       2,768,850
Aaa       AAA         4,000   North Carolina Capital
                              Improvement, 4.75%, 2/1/12       3,606,200
Baa1      A           1,000   Puerto Rico, 6.50%, 7/1/23       1,029,630
Baa1      A           1,000   Puerto Rico, 5.75%, 7/1/15         963,290
NR        NR          2,550   Virgin Island, 7.25%,
                              10/1/18                          2,677,551
                                                            ------------
                                                            $ 16,615,539
                                                            ------------
                              HEALTH CARE - 3.4%
Aa        AA         $1,700   North Carolina Medical
                              Care Commission, Carolina
                              Medicorp, 6.00%, 5/1/21       $  1,669,281
Aa        AA          5,060   North Carolina Medical
                              Care Commission, Carolina
                              Medicorp, 5.50%, 5/1/15          4,742,080
                                                            ------------
                                                            $  6,411,361
                                                            ------------
                              HOSPITALS - 18.8%
Aa        AA         $2,090   Charlotte-Mecklenberg
                              Hospital, 0%, 1/1/06          $  1,193,745
Aa        AA          2,345   Charlotte-Mecklenberg
                              Hospital, 6.25%, 1/1/20          2,385,780
NR        A           5,500   North Carolina Medical
                              Care Commission, Mercy
                              Hospital, 6.50%, 8/1/08          5,725,665
Aa        AA-         3,000   North Carolina Medical
                              Care Commission, North
                              Carolina Baptist Hospital,
                              6.00%, 6/1/22                    2,944,830
Aa        AA          4,000   North Carolina Medical
                              Care Commission,
                              Presbyterian Health
                              Services, 5.50%, 10/1/14         3,778,720
Aa        AA          3,700   North Carolina Medical
                              Care Commission,
                              Presbyterian Health
                              Services, 6.00%, 10/1/24         3,610,386
A1        A+          5,000   North Carolina Medical
                              Care Commission, Rex
                              Hospital, 6.125%, 6/1/10         5,030,350
NR        BBB+        2,500   North Carolina Medical
                              Care Commission, Roanake-
                              Chowan Hospital, 7.75%,
                              10/1/19                          2,638,475
NR        AA          3,700   North Carolina Medical
                              Care Commission, Scotland
                              Memorial Hospital, 5.375%,
                              10/1/11                          3,463,459
Aa        AA-         2,450   Pitt County Memorial
                              Hospital, 6.90%, 12/1/21         2,602,807
A1        AA-         2,380   University of North
                              Carolina at Chapel Hill,
                              6.00%, 2/15/24                   2,390,828
                                                            ------------
                                                            $ 35,765,045
                                                            ------------
                              HOUSING - 9.1%
NR        AAA        $1,900   Charlotte Housing, Double
                              Oaks, (FHA), (FNMA),
                              7.35%, 5/15/26                $  2,032,639
Aa        AA          2,250   North Carolina HFA, MFMR,
                              6.60%, 9/1/26                    2,286,855
Aa        AA          4,395   North Carolina HFA, MFMR,
                              6.85%, 7/1/13                    4,619,848
Aa        A+            870   North Carolina HFA, SFMR,
                              6.95%, 3/1/17                      910,220
Aa        A+            890   North Carolina HFA, SFMR,
                              (AMT), 7.05%, 9/1/20               925,066
Aa        A+          4,000   North Carolina HFA, SFMR,
                              (AMT), 6.70%, 9/1/26             4,093,680
Aa        A+          2,250   North Carolina HFA, MFMR,
                              (AMT), 6.70%, 1/1/26             2,321,348
Aaa       AAA           200   Puerto Rico HFC, SFMR,
                              6.85%, 10/15/23                    207,526
                                                            ------------
                                                            $ 17,397,182
                                                            ------------
                              INDUSTRIAL DEVELOPMENT - 5.5%
Baa1      BBB        $2,750   Haywood County, Champion
                              International Corporation,
                              (AMT), 5.50%, 10/1/18         $  2,518,395
Baa2      BBB         2,500   New Hanover County,
                              Occidental Petroleum
                              Corporation, 6.70%, 7/1/19       2,609,550
NR        AA            850   Robeson County, Campbell
                              Soup Company, 6.40%,
                              12/1/06                            917,847

                                    -------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY                VALUE
------------------------------------------------------------------------
                              INDUSTRIAL DEVELOPMENT -
                              (CONTINUED)
A2        A           4,250   Martin County, Weyerhauser
                              Company, (AMT), 6.80%,
                              5/1/24                            4,399,303
                                                             ------------
                                                             $ 10,445,095
                                                             ------------
                              INSURED GOVERNMENT
                              OBLIGATIONS - 2.4%
Aaa       AAA        $1,000   Puerto Rico, (AMBAC),
                              Variable, 7/1/15 (1)           $  1,011,700
Aaa       AAA         3,500   Puerto Rico, (FSA),
                              Variable, 7/1/22 (1)              3,591,560
                                                             ------------
                                                             $  4,603,260
                                                             ------------
                              INSURED HOSPITAL - 10.6%
Aaa       AAA        $2,000   Catawba County, Catawba
                              Memorial Hospital,
                              (AMBAC), 6.20%, 10/1/12        $  2,065,660
Aaa       AAA           500   Cumberland County
                              Hospital, (MBIA), 0%,
                              10/1/09                             226,440
Aaa       AAA         4,225   New Hanover Regional
                              Medical Center, (AMBAC),
                              4.75%, 10/1/23                    3,567,378
Aaa       AAA         1,750   North Carolina Medical
                              Care Commission, Moore
                              Regional Hospital, (FGIC),
                              5.20%, 10/1/13                    1,616,720
Aaa       AAA         3,750   North Carolina Medical
                              Care Commission, Moore
                              Regional Hospital, (FGIC),
                              5.00%, 10/1/18                    3,288,863
Aaa       AAA         2,000   North Carolina Medical
                              Care Commission, Wesley
                              Long Community Hospital,
                              (AMBAC), 5.25%, 10/1/13           1,858,720
Aaa       AAA         2,500   North Carolina Medical
                              Care Commission, Wesley
                              Long Community Hospital,
                              (AMBAC), 5.25%, 10/1/17           2,260,825
Aaa       AAA           935   North Carolina Medical
                              Care Commission, Memorial
                              Mission Hospital, (FSA),
                              0%, 10/1/06                         518,944
Aaa       AAA         5,000   North Carolina Medical
                              Care Commission, St.
                              Joseph's Medical Center,
                              (AMBAC), 5.10%, 10/1/14           4,524,250
Aaa       AAA           250   Wake County, North
                              Carolina Hospital System,
                              (MBIA), 5.125%, 10/1/26             219,655
                                                             ------------
                                                             $ 20,147,455
                                                             ------------
                              INSURED LEASE/CERTIFICATE
                              OF PARTICIPATION - 8.4%
Aaa       AAA        $  900   Burke County, COP,
                              Detention
                              Facility/Landfill
                              Equipment, (MBIA), 6.30%,
                              4/1/08                         $    960,561

Aaa       AAA         4,500   Charlotte, COP, Convention
                              Facility, (AMBAC), 5.25%,
                              12/1/13                           4,242,600
Aaa       AAA         1,750   Duplin County, COP,
                              (FGIC), 5.25%, 8/1/14             1,623,195
Aaa       AAA         1,575   Franklin, COP, (FGIC),
                              6.625%, 6/1/14                    1,673,690
Aaa       AAA         5,000   Iredell County, COP,
                              Iredell-Statesville
                              Schools, (FGIC), 6.125%,
                              6/1/07                            5,288,550
Aaa       AAA         1,000   Mooresville School
                              District, (AMBAC), COP,
                              6.35%, 10/1/14                    1,034,750
Aaa       AAA         1,000   Rutherford County, COP,
                              (FGIC), 6.25%, 6/1/23             1,022,640
Aaa       AAA           200   Scotland County, COP,
                              (CGIC), 6.75%, 3/1/11               213,198
                                                             ------------
                                                             $ 16,059,184
                                                             ------------
                              INSURED TRANSPORTATION - 1.8%
Aaa       AAA        $3,750   Piedmont Triad Airport
                              Authority, (MBIA), 5.125%,
                              7/1/12                         $  3,464,888
                                                             ------------
                              INSURED UTILITIES - 3.1%
Aaa       AAA        $3,000   North Carolina Municipal
                              Power Authority, Catawba
                              Electric, (AMBAC), 5.75%,
                              1/1/15                         $  2,917,920
Aaa       AAA         1,500   North Carolina Eastern
                              Municipal Power Authority,
                              (FSA), Variable, 1/1/19
                              (1)                               1,411,365
Aaa       AAA         1,400   Puerto Rico Electric Power
                              Authority, Stripes, (FSA),
                              Variable, 7/1/02 (1)              1,546,062
                                                             ------------
                                                             $  5,875,347
                                                             ------------
                              INSURED WATER & SEWER - 2.0%
Aaa       AAA        $  750   Fayetteville Public Works
                              Commission, (FGIC), 4.75%,
                              3/1/14                         $    650,655
Aaa       AAA         3,500   Fayetteville Public Works
                              Commission, (FGIC),
                              5.125%, 3/1/10                    3,257,555
                                                             ------------
                                                             $  3,908,210
                                                             ------------
                              LEASE/CERTIFICATE OF
                              PARTICIPATION - 6.7%
A1        A-         $2,065   Buncombe County, COP,
                              6.625%, 12/1/10                $  2,205,026
Aa1       AA          4,150   Charlotte County, COP,
                              Charolette Mecklendberg
                              Law, 5.375%, 6/1/13               4,022,803
NR        AA            825   Durham County, COP, 6.10%,
                              7/15/07                             872,900
Aa        AA            985   Durham County, COP, 6.75%,
                              12/1/11                           1,062,648

                                    -------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY                 VALUE
-------------------------------------------------------------------------
                              LEASE/CERTIFICATE OF
                              PARTICIPATION - (CONTINUED)
A1        AA          2,400   Greensboro, COP,
                              Greensboro Coliseum Arena,
                              6.75%, 12/1/09                    2,581,272
A         NR          1,950   Rowan County, COP, 6.25%,
                              12/1/07                           2,095,002
                                                             ------------
                                                             $ 12,839,651
                                                             ------------
                              SPECIAL TAX REVENUE - 2.8%
Baa1      BBB+       $  200   Puerto Rico Finance
                              Authority, 7.90%, 7/1/07       $    220,820
Baa1      A           4,000   Puerto Rico Highway and
                              Transportation Authority,
                              5.25%, 7/1/20                     3,600,640
Baa1      A           1,490   Puerto Rico Highway and
                              Transportation Authority,
                              5.50%, 7/1/15                     1,415,738
                                                             ------------
                                                             $  5,237,198
                                                             ------------
                              TRANSPORTATION - 0.9%
Baa3      BB+        $1,500   Raleigh-Durham Airport
                              Authority, American
                              Airlines Inc., 9.40%,
                              11/1/00                        $  1,713,810
                                                             ------------
                              UTILITIES - 12.3%
A2        A          $1,015   Chatham County Industrial
                              Facilities and Pollution,
                              Carolina Power & Light,
                              6.30%, 6/1/14                  $  1,074,804
NR        BBB         1,750   Guam Power Authority,
                              5.25%, 10/1/23                    1,501,220
A         A-          2,875   North Carolina Municipal
                              Power, Catawba Electric,
                              5.00%, 1/1/15                     2,426,414
A         A-          2,500   North Carolina Municipal
                              Power, Catawba Electric,
                              5.75%, 1/1/15                     2,328,850
A         A-            550   North Carolina Municipal
                              Power, Catawba Electric,
                              7.00%, 1/1/16                       566,803
A         BBB+        5,000   North Carolina Municipal
                              Power, Eastern Power,
                              6.125%, 1/1/09                    4,965,750
A         BBB+        1,500   North Carolina Municipal
                              Power, Eastern Power,
                              6.40%, 1/1/21                     1,481,310
A         BBB+        3,200   North Carolina Municipal
                              Power, Eastern Power,
                              6.00%, 1/1/26                     3,008,960
A         BBB+        1,750   North Carolina Municipal
                              Power, Eastern Power,
                              7.00%, 1/1/13                     1,858,727
Baa1      A-          2,000   Puerto Rico Electric Power
                              Authority, 0%, 7/1/17               528,860
Baa1      A-          1,000   Puerto Rico Electric Power
                              Authority, 7.00%, 7/1/21          1,105,180
Baa1      A-          2,000   Puerto Rico Electric Power
                              Authority, 6.00%, 7/1/16          1,988,040
Baa1      A-            365   Puerto Rico Electric Power
                              Authority, 7.125%, 7/1/14           398,427
NR        NR            250   Virgin Islands Water and
                              Power Authority,
                              7.40%, 7/1/11                       261,877
                                                             ------------
                                                             $ 23,495,222
                                                             ------------
                              WATER & SEWER - 1.0%
Aa        AA         $2,000   Orange County, Water &
                              Sewer, 5.20%, 7/1/16           $  1,815,440
                                                             ------------
                              TOTAL TAX-EXEMPT
                              INVESTMENTS
                              (IDENTIFIED COST,
                              $183,328,988)                  $190,664,145
                                                             ============

(1) The above designated securities have been issued as inverse floater bonds.

The Portfolio invests primarily in debt securities issued by North Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 1995, 28.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 0.1% to 12.3% of total investments.

                       See notes to financial statements

                                    -------
                           Oregon Tax Free Portfolio
                   Portfolio of Investments - August 31, 1995
--------------------------------------------------------------------------------
                         TAX-EXEMPT INVESTMENTS - 100%
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY              VALUE
----------------------------------------------------------------------
                              EDUCATION - 1.6%
NR        A+         $1,250   State of Oregon Health,
                              Housing, Educational and
                              Cultural Facilities
                              Authority, Reed College
                              Project, 6.75%, 7/1/21       $  1,320,450
A         NR          1,000   City of Salem, Educational
                              Facilities, Willamette
                              University Project, 6.10%,
                              4/1/14                          1,010,800
                                                           ------------
                                                           $  2,331,250
                                                           ------------
                              ESCROWED - 1.7%
A1        AAA        $2,000   City of Medford, Rogue
                              Valley Memorial Hospital
                              (ETM), 6.25%, 12/1/07        $  2,182,460
NR        AAA           200   Puerto Rico Highway &
                              Transportation Authority,
                              Pre-Refunded, 6.625%,
                              7/1/18                            226,918
                                                           ------------
                                                           $  2,409,378
                                                           ------------
                              GENERAL
                              OBLIGATIONS - 17.7%
A         A+         $2,000   Clackamas County,
                              Clackamas Community
                              College District, 5.25%,
                              12/1/09                      $  1,964,440
Aa        AA+         1,000   Tri County Metropolitan
                              Transportation District,
                              Light Rail Extention,
                              6.00%, 7/1/12                   1,021,140
Aa        NR          1,000   Clackamas & Multnomah
                              Counties, Lake Oswego
                              School District, 5.70%,
                              6/15/10                         1,012,290
Aa        NR          2,000   Lane County, City of
                              Eugene, School District,
                              5.375%, 7/1/13                  1,932,000
Aa        AA-         1,500   Washington and Multnomah
                              Counties, City of
                              Beaverton, School
                              District, 5.00%, 9/1/12         1,405,290
Aa        AA-         1,000   State of Oregon, Oregon
                              Veterans' Welfare Bonds,
                              9.00%, 4/1/04                   1,291,370
Aa        AA-         1,000   State of Oregon, Board of
                              Higher Education, 6.00%,
                              10/15/18                        1,013,760
Aa        AA-         6,110   State of Oregon, Elderly
                              and Disabled Housing,
                              (AMT), 5.65%, 8/1/26            5,885,213
Aa        AA-         1,250   State of Oregon, Elderly
                              and Disabled Housing,
                              6.375%, 8/1/24                  1,294,063
Aa        AA-         1,000   State of Oregon, Elderly
                              and Disabled Housing,
                              (AMT), 5.625%, 8/1/18             976,670
Aa        AA-         3,505   State of Oregon,
                              Governmental Purpose,
                              5.625%, 6/1/13 (2)              3,491,015
Aa        AA-         2,000   State of Oregon, Board of
                              Higher Education, 5.00%,
                              8/1/23                          1,764,940
Baa1      A           2,000   Puerto Rico, 5.75%, 7/1/15      1,926,580
Baa1      A           1,000   Puerto Rico, 5.50%, 7/1/21        919,960
                                                           ------------
                                                           $ 25,898,731
                                                           ------------
                              HOSPITALS - 1.4%
NR        A          $1,000   Benton County, Good
                              Samaritan Hospital
                              Corvallis, 6.25%, 10/1/09    $  1,006,810
Aa3       AA          1,000   Clackamas County, Kaiser
                              Permanente, 6.25%, 4/1/21       1,006,520
                                                           ------------
                                                           $  2,013,330
                                                           ------------
                              HOUSING - 8.8%
Aa        NR         $2,500   State of Oregon Housing
                              and Community Services
                              Department, MFMR, 6.875%,
                              7/1/28                       $  2,623,425
Aa        NR          1,055   State of Oregon Housing
                              and Community Services
                              Department, SFMR, (AMT),
                              6.80%, 7/1/27                   1,097,105
Aa        NR          1,500   State of Oregon Housing
                              and Community Services
                              Department, SFMR, 5.375%,
                              7/1/17                          1,388,325
Aa        NR          3,500   State of Oregon, Housing
                              and Community Services
                              Department, SFMR, 5.45%,
                              7/1/24                          3,205,965
Aa        NR          2,500   State of Oregon, Housing
                              and Community Services
                              Department, SFMR, (AMT),
                              6.45%, 7/1/26                   2,579,025
Aa        NR          2,000   State of Oregon, Housing
                              and Community Services
                              Department, SFMR, (AMT),
                              6.40%, 7/1/26                   2,029,580
                                                           ------------
                                                           $ 12,923,425
                                                           ------------
                              INDUSTRIAL DEVELOPMENT
                              REVENUE - 4.7%
NR        BBB-       $5,000   Port of Astoria, PCR,
                              James River Project,
                              6.55%,
                              2/1/15 (2)                   $  5,030,900
NR        NR            750   Port of Portland, Ash
                              Grove Cement Co., 7.25%,
                              10/1/09                           821,640
Baa1      A           1,000   Port of Portland, North
                              Portland Crown Zellerbach
                              Corporation, 6.125%,
                              5/15/08                         1,000,200
                                                           ------------
                                                           $  6,852,740
                                                           ------------
                              COGENERATION - 1.4%
NR        NR         $2,000   Western Generation Agency,
                              Wauna Cogeneration
                              Project, (AMT), 7.40%,
                              1/1/16                       $  2,084,360
                                                           ------------

                                    -------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY             VALUE
-----------------------------------------------------------------------
                              INSURED TRANSPORTATION -
                              4.6%
Aaa       AAA        $1,000   Port of Portland, Portland
                              International Airport,
                              (AMT), (AMBAC), 6.25%,
                              7/1/18                        $ 1,050,930
Aaa       AAA         2,750   Port of Portland, Portland
                              International Airport,
                              (AMT), (FGIC), 6.00%,
                              7/1/23                          2,829,118
Aaa       AAA         1,250   Port of Portland, Portland
                              International Airport,
                              (AMT), (FGIC), 5.75%,
                              7/1/25                          1,213,475
Aaa       AAA         1,500   Oregon Department of
                              Transportation, Westside
                              Light Rail, (MBIA), 6.25%,
                              6/1/09                          1,585,155
                                                            -----------
                                                            $ 6,678,678
                                                            -----------
                              INSURED EDUCATION - 1.7%
Aaa       AAA        $1,000   State of Oregon Health,
                              Housing, Educational and
                              Cultural Facilities
                              Authority, Lewis and Clark
                              College, (MBIA), 6.00%,
                              10/1/13                       $ 1,025,980
Aaa       AAA         1,500   State of Oregon Health,
                              Housing, Educational and
                              Cultural Facilities
                              Authority, Lewis and Clark
                              College, (MBIA), 6.125%,
                              10/1/24                         1,535,640
                                                            -----------
                                                            $ 2,561,620
                                                            -----------
                              INSURED GENERAL
                              OBLIGATIONS - 11.6%
Aaa       AAA        $1,850   Deschutes and Jefferson
                              Counties, Redmond School
                              District, (MBIA), 5.60%,
                              6/1/09                        $ 1,865,984
Aaa       AAA         2,500   Deschutes County, City of
                              Sisters School District,
                              (MBIA), 5.40%, 12/1/10          2,459,000
Aaa       AAA         2,750   Jefferson County, Madras
                              School District, (FSA),
                              5.50%, 6/15/13                  2,712,930
Aaa       AAA         1,000   Multnomah County, Parkrose
                              School District, (FGIC),
                              5.70%, 12/1/09                  1,027,770
Aaa       AAA         1,000   Multnomah County, Parkrose
                              School District, (FGIC),
                              5.50%, 12/1/10                  1,005,770
Aaa       AAA         2,500   Marion and Polk Counties,
                              Salem-Keizer School
                              District, (FSA), 5.40%,
                              6/1/12                          2,409,100
Aaa       AAA         3,500   Yamhill, Clackamas &
                              Washington Counties,
                              Newberg School Dist.,
                              (FSA), 5.50%, 6/1/10            3,471,755
Aaa       AAA         2,000   Puerto Rico, (AMBAC),
                              Variable, 7/1/15 (1)            2,023,400
                                                            -----------
                                                            $16,975,709


                              INSURED HOSPITALS - 2.2%
Aaa       AAA        $2,000   City of Portland, Hospital
                              Facilities Authority,
                              Legacy Health System,
                              (AMBAC), 6.70%, 5/1/21        $ 2,146,520
Aaa       AAA         1,000   Western Lane Hospital
                              District Authority,
                              Sisters of St. Joseph of
                              Peace, (MBIA), 5.75%,
                              8/1/19                          1,003,150
                                                            -----------
                                                            $ 3,149,670
                                                            -----------
                              INSURED - CERTIFICATES OF
                              PARTICIPATIONS - 2.0%
Aaa       AAA        $1,250   State of Oregon,
                              Department of General
                              Services, Real Property
                              Financing Program,
                              (AMBAC), 6.25%, 9/1/15        $ 1,295,138
Aaa       AAA         1,500   State of Oregon,
                              Department of General
                              Services, Real Property
                              Financing Program, (MBIA),
                              6.25%, 11/1/19 (2)              1,559,595
                                                            -----------
                                                            $ 2,854,733
                                                            -----------
                              INSURED UTILITIES - 1.7%
Aaa       AAA        $1,000   Lane County, Emerald
                              People's Utility District,
                              Electric System, (AMBAC),
                              5.75%, 11/1/16                $ 1,000,610
Aaa       AAA         1,000   City of Eugene, Electric
                              Utility Revenue, (MBIA),
                              5.80%, 8/1/22                   1,011,210
Aaa       AAA           500   Puerto Rico Electric Power
                              Authority, (FSA),
                              Variable, 7/1/03 (1)              558,305
                                                            -----------
                                                            $ 2,570,125
                                                            -----------
                              INSURED WATER & SEWER -
                              4.5%
Aaa       AAA        $1,000   City of Beaverton,
                              Washington County, Water
                              Revenue, (FSA), 6.125%,
                              6/1/14                        $ 1,027,200
Aaa       AAA         1,500   City of Portland, Sewer
                              System, (FGIC), 6.00%,
                              10/1/12                         1,542,135
Aaa       AAA         1,000   South Fork Water Board,
                              First Lien Water Revenue,
                              (FSA), 6.00%, 2/1/19            1,024,020
Aaa       AAA         1,375   Washington County, Unified
                              Sewerage Agency, Senior
                              Lien, (AMBAC), 6.125%,
                              10/1/12                         1,427,690
Aaa       AAA         1,500   Washington County, Unified
                              Sewerage Agency, (AMBAC),
                              6.125%, 10/1/12                 1,557,480
                                                            -----------
                                                            $ 6,578,525
                                                            -----------

                                    -------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY              VALUE
-------------------------------------------------------------------------
                              CERTIFICATES OF
                              PARTICIPATION - 1.7%
Aa        A          $1,500   Multnomah County, Juvenile
                              Justice Complex, 6.00%,
                              8/1/12                         $  1,535,865
Aa        NR          1,000   Multnomah County, Health
                              System Facilities, 5.50%,
                              7/1/13                              979,900
                                                             ------------
                                                             $  2,515,765
                                                             ------------
                              MISCELLANEOUS - 3.9%
A         A          $3,000   Metropolitan Service
                              District, Metro
                              Headquarters Building
                              Project, 5.25%, 8/1/22         $  2,682,930
A         NR          1,600   State of Oregon, Oregon
                              Bond Bank, Special Public
                              Works Fund, 5.375%, 1/1/14        1,523,744
A1        NR          1,500   State of Oregon Health,
                              Housing, Educational and
                              Cultural Facilities
                              Authority, Oregon Coast
                              Aquarium, 5.25%, 10/1/13          1,427,640
                                                             ------------
                                                             $  5,634,314
                                                             ------------
                              SPECIAL TAX REVENUE - 6.8%
A         NR         $1,000   City of Portland, Urban
                              Renewal and Redevelopment
                              Bonds, Downtown Waterfront
                              Project, 6.40%, 6/1/08         $  1,066,770
Baa1      A           1,500   Puerto Rico Highway and
                              Transportation Authority,
                              6.375%, 7/1/08                    1,586,550
Baa1      A           1,720   Puerto Rico Highway and
                              Transportation Authority,
                              5.25%, 7/1/20                     1,548,275
Baa1      A            2000   Puerto Rico Highway and
                              Transportation Authority,
                              5.50%, 7/1/17                     1,872,100
Baa1      A             800   Puerto Rico Highway and
                              Transportation Authority,
                              6.625%, 7/1/18                      834,880
A1        AA          3,000   Tri-County Metropolitan
                              Transportation District,
                              Limited Tax Pledge, 5.70%,
                              8/1/13                            2,993,130
                                                             ------------
                                                             $  9,901,705
                                                             ------------
                              TRANSPORTATION - 3.4%
Ba1       BB         $1,500   Port of Portland, Special
                              Obligation Revenue Bonds,
                              Delta Air Lines, Inc.
                              Project, (AMT), 6.20%,
                              9/1/22                         $  1,435,725
NR        BBB         2,000   Guam Airport Authority,
                              6.50%, 10/1/23                    2,007,180
NR        BBB         1,500   Guam Airport Authority,
                              (AMT), 6.70%, 10/1/23             1,510,800
                                                             ------------
                                                             $  4,953,705
                                                             ------------

                              UTILITIES - 14.3%
A1        AA         $1,500   City of Eugene, Electric
                              Utility System, 6.00%,
                              8/1/11                         $  1,533,000
A1        AA          4,055   City of Eugene, Electric
                              Utility System, 5.75%,
                              8/1/16                            4,025,480
Aa        AA          4,000   City of Eugene, Trojan
                              Nuclear Power Project,
                              5.90%, 9/1/09 (2)                 3,999,920
Aa        AA          4,000   Northern Wasco County,
                              People's Utility District,
                              McNary Dam Fishway
                              Hydroelectric Project,
                              Bonneville Power
                              Administration, 5.20%,
                              12/1/24                           3,571,040
Baa1      A-          8,000   Puerto Rico Electric Power
                              Authority, 5.00%, 7/1/12          7,245,840
A         A+            500   Puerto Rico Telephone
                              Authority, Variable,
                              1/1/20 (1)                          510,830
                                                             ------------
                                                             $ 20,886,110
                                                             ------------
                              WATER & SEWER - 4.3%
NR        A+         $2,000   Clackamus County, Water
                              Revenue, 6.375%, 10/1/14       $  2,097,880
A         A+          1,500   City of Gresham, Water
                              Revenue, 5.20%, 11/1/10           1,470,615
A         A+          1,000   City of Gresham, Water
                              Revenue, 5.30%, 11/1/15             965,110
Aa        A+          1,800   City of Portland, Water
                              Systems, 5.25%, 8/1/13            1,711,673
                                                             ------------
                                                             $  6,245,278
                                                             ------------
                              TOTAL TAX-EXEMPT
                              INVESTMENTS
                              (IDENTIFIED COST,
                              $143,369,782)                  $146,019,151
                                                             ============

(1) The above designated securities have been issued as inverse floater bonds.
(2) Security has been segregated to cover margin requirements for open financial futures contracts.

The Portfolio invests primarily in debt securities issued by Oregon municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 1995, 35.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 5.2% to 8.2% of total investments.

                       See notes to financial statements

                                    -------
                       South Carolina Tax Free Portfolio
                   Portfolio of Investments - August 31, 1995
--------------------------------------------------------------------------------
                         TAX-EXEMPT INVESTMENTS - 100%
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY                  VALUE
----------------------------------------------------------------------------
                              EDUCATION - 3.8%
NR        BBB-       $1,000   Puerto Rico ITEME,
                              Polytechnic University of
                              Puerto Rico, 5.50%, 8/1/24         $   876,150
NR        A           1,500   SC Education Authority,
                              Student Loan, (AMT), 6.30%,
                              9/1/08                               1,516,575
                                                                 -----------
                                                                 $ 2,392,725
                                                                 -----------
                              ESCROWED - 1.5%
Aaa       AA         $  500   Columbia, South Carolina
                              Waterworks and Sewer
                              System, 7.10%, 2/1/12              $   570,865
Aaa       AAA           350   South Carolina Public
                              Service Authority, Santee
                              Cooper, 6.625%, 7/1/31                 397,292
                                                                 -----------
                                                                 $   968,157
                                                                 -----------
                              GENERAL OBLIGATIONS - 5.7%
NR        BBB        $1,025   Guam, 5.40%, 11/15/18              $   895,204
Baa1      A           1,000   Puerto Rico Public
                              Building, 5.75%, 7/1/16                956,670
Baa1      A           1,000   Puerto Rico, 6.50%, 7/1/23           1,029,630
A         A             500   Spartanburg Sanitary Sewer
                              District, 5.40%, 3/1/10                481,520
NR        NR            200   Virgin Islands, 7.25%,
                              10/1/18                                210,004
                                                                 -----------
                                                                 $ 3,573,028
                                                                 -----------
                              HOSPITALS - 6.0%
NR        AA-        $  725   Greenville Hospital System
                              Board of Trustees, 7.00%,
                              5/1/17                             $   759,365
Baa1      NR          1,500   Horry County, Conway
                              Hospital, 6.75%, 7/1/12              1,527,705
NR        AAA         1,500   SC Jobs Economic
                              Development, Oconee
                              Memorial Hospital, 6.15%,
                              3/1/25                               1,499,970
                                                                 -----------
                                                                 $ 3,787,040
                                                                 -----------
                              HOUSING - 9.5%
NR        AA         $  995   South Carolina HFA, MFMR,
                              Westbury Place, 6.05%,
                              7/1/27                             $   951,698
NR        BBB+        1,000   South Carolina HDA, MFMR,
                              Hunting Ridge, (AMT),
                              6.75%, 6/1/25                          983,480
Aa        AA          1,500   South Carolina HFA, SFMR,
                              6.375%, 7/1/16                       1,501,560
Aa        NR          1,500   South Carolina HFA, SFMR,
                              6.45%, 7/1/17                        1,510,260
Aa        NR          1,000   South Carolina HFA, SFMR,
                              (AMT), 6.75%, 7/1/26                 1,010,570
                                                                 -----------
                                                                 $ 5,957,568
                                                                 -----------
                              INDUSTRIAL DEVELOPMENT - 18.0%
Baa2      BBB        $1,000   Aiken County, Beliot
                              Corporation, 6.00%, 12/1/11        $   991,700
NR        BBB+        1,500   Chester County, 7.35%,
                              2/1/14                               1,609,395
A1        AA-         1,500   Darlington County, Nucor
                              Corporation, (AMT), 5.75%,
                              8/1/23 (3)                           1,405,185
A2        A+            500   Darlington County, Sonoco
                              Products, (AMT), 6.125%,
                              6/1/25                                 498,920
Aa3       AA            500   Florence County, Pollution
                              Control, E.I. du Pont de
                              Nemours & Co., 6.35%,
                              7/1/22                                 520,050
A1        A-          2,665   Richland County, Pollution
                              Control, Union Camp
                              Corporation, (AMT), 6.75%,
                              11/1/22                              2,812,854
NR        NR          1,500   Spartanburg County, Solid
                              Waste, Bavarian Motor Works
                              Corporation, (AMT), 7.55%,
                              11/1/24                              1,618,440
A2        A+          2,000   York County, Hoechst
                              Celanese Corporation,
                              (AMT), 5.70%, 1/1/24                 1,869,640
                                                                 -----------
                                                                 $11,326,184
                                                                 -----------
                              INSURED EDUCATION - 0.4%
Aaa       AAA        $  250   College of Charleston,
                              Housing and Auxiliary
                              Facilities, (MBIA), 6.00%,
                              10/1/07                            $   257,818
                                                                 -----------
                              INSURED GENERAL OBLIGATION - 1.7%
Aaa       AAA        $1,000   Berkeley County School
                              District, (AMBAC), 6.30%,
                              2/1/16                             $ 1,039,360
                                                                 -----------
                              INSURED HOSPITAL - 5.9%
Aaa       AAA        $1,000   Florence County, McLeod
                              Medical Center, (FGIC),
                              5.25%, 11/1/09                     $   947,310
Aaa       AAA         1,500   Greenwood County, Self
                              Memorial Hospital, (FGIC),
                              5.875%, 10/1/17                      1,493,490
Aaa       AAA           300   Lexington County Health
                              Services District, Inc.,
                              (FSA), 6.75%, 10/1/18                  317,547
Aaa       AAA         1,000   South Carolina
                              Jobs-Economic Development,
                              South Carolina Baptist
                              Hospital, (AMBAC), 5.45%,
                              8/1/15                                 934,330
                                                                 -----------
                                                                 $ 3,692,677
                                                                 -----------
                              INSURED LEASE/CERTIFICATE
                              OF PARTICIPATION - 7.3%
Aaa       AAA        $  500   Charleston County, COP,
                              (MBIA), 6.10%, 6/1/11              $   513,820
Aaa       AAA         1,000   Charleston County, COP,
                              (MBIA), 7.00%, 6/1/19                1,079,830
Aaa       AAA         1,060   Chesterfield County School
                              District, COP, (MBIA),
                              6.00%, 7/1/15                        1,058,664
Aaa       AAA         1,000   Florence County, COP, Law
                              Center, (AMBAC), 6.00%,
                              3/1/14                               1,003,570
Aaa       AAA           900   North Charleston, COP,
                              Coliseum Capital
                              Improvements, (FGIC),
                              6.00%, 1/1/11                          915,318
                                                                 -----------
                                                                 $ 4,571,202
                                                                 -----------

                                    -------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY                   VALUE
--------------------------------------------------------------------------
                              INSURED SOLID WASTE - 0.8%
Aaa       AAA        $  500   Charleston County, (FGIC),
                              6.00%, 1/1/14                    $   508,995
                                                               -----------
                              INSURED TRANSPORTATION - 1.5%
Aaa       AAA        $1,105   Charleston County Airport,
                              (MBIA), 4.75%, 7/1/15            $   952,919
                                                               -----------
                              INSURED UTILITIES - 12.5%
Aaa       AAA        $  300   Piedmont Municipal Power
                              Agency, (MBIA), 6.25%,
                              1/1/09                           $   322,785
Aaa       AAA         1,000   Piedmont Municipal Power
                              Agency, (MBIA), 6.30%,
                              1/1/14                             1,039,880
Aaa       AAA           400   Puerto Rico Electric Power
                              Authority, (STRIPES),
                              (FSA), Variable, 7/1/02 (1)          441,732
Aaa       AAA           150   Rock Hill, Downtown
                              Redevelopment, (AMBAC),
                              5.375%, 1/1/24                       141,399
Aaa       AAA         1,000   South Carolina Public
                              Service Authority, Santee
                              Cooper, (AMBAC), 5.00%,
                              1/1/14                               907,230
Aaa       AAA         1,000   South Carolina Public
                              Service Authority, Santee
                              Cooper, (MBIA), 5.125%,
                              1/1/32                               867,170
Aaa       AAA         1,500   South Carolina Public
                              Service Authority, (MBIA),
                              5.75%, 1/1/10 (2)                  1,478,295
Aaa       AAA         1,500   South Carolina Public
                              Service Authority, (MBIA),
                              5.75%, 1/1/22 (2)                  1,422,090
Aaa       AAA         1,250   South Carolina Public
                              Service Authority, (AMBAC),
                              6.375%, 7/1/21                     1,279,025
                                                               -----------
                                                               $ 7,899,606
                                                               -----------
                              INSURED WATER & SEWER - 5.2%
Aaa       AAA        $1,000   Berkeley County, South
                              Carolina Water and Sewer
                              System, (MBIA), 5.55%,
                              6/1/15                           $   954,920
Aaa       AAA         2,000   Cayce, South Carolina Water
                              and Sewer System, (AMBAC),
                              5.25%, 7/1/15 (3)                  1,840,320
Aaa       AAA           500   Mount Pleasant, Waterworks
                              and Sewer System, (AMBAC),
                              6.00%, 12/1/20                       505,950
                                                               -----------
                                                               $ 3,301,190
                                                               -----------
                              LEASE/CERTIFICATE OF
                              PARTICIPATION - 4.1%
Baa       NR         $  750   Lexington School District,
                              COP, 6.90%, 7/1/08               $   784,223
Baa1      BBB+        1,750   Myrtle Beach Convention
                              Center, COP, 6.875%, 7/1/17        1,802,762
                                                               -----------
                                                               $ 2,586,985
                                                               -----------
                              MISCELLANEOUS - 0.5%
NR        A+         $  300   South Carolina Resource
                              Authority, 7.00%, 4/1/13         $   311,634
                                                               -----------

                              SPECIAL TAX - 1.1%
Baa1      A          $  750   Puerto Rico Highway and
                              Transportation Authority,
                              5.50%, 7/1/19                    $   700,020
                                                               -----------
                              UTILITIES - 13.5%
A2        A-         $1,650   Berkeley County, South
                              Carolina Electric & Gas
                              Company, 6.50%, 10/1/14          $ 1,746,195
A2        A           1,500   Darlington County, Carolina
                              Power & Light Company,
                              6.60%, 11/1/10                     1,596,915
NR        BBB           500   Guam Power Authority,
                              5.25%, 10/1/23                       428,920
Aa2       AA-         1,000   Oconee County, PCR, Duke
                              Power, 5.80%, 4/1/14                 990,970
A         BBB           500   Piedmont Municipal Power
                              Agency, 5.75%, 1/1/24                458,910
Baa1      A-          1,400   Puerto Rico Electric Power
                              Authority, 6.250%, 7/1/17          1,414,000
Baa1      A-            500   Puerto Rico Electric Power
                              Authority, 6.375%, 7/1/24            508,735
A1        A+            500   South Carolina Public
                              Service Authority, Santee
                              Cooper, 6.00%, 7/1/31                488,435
A1        A+          1,000   South Carolina Public
                              Service Authority, 5.125%,
                              1/1/32                               849,170
                                                               -----------
                                                               $ 8,482,250
                                                               -----------
                              WATER & SEWER REVENUE - 1.0%
Aa        AA         $  500   Columbia, Waterworks and
                              Sewer System, 5.375%,
                              2/1/12                           $   483,830
A1        AA-           150   Spartanburg, Water System,
                              6.25%, 6/1/12                        155,079
                                                               -----------
                                                               $   638,909
                                                               -----------
                              TOTAL TAX-EXEMPT
                              INVESTMENTS
                              (IDENTIFIED COST,
                              $60,604,156)                     $62,948,267
                                                               ===========

(1) The above designated securities have been issued as inverse floater bonds.
(2) When-issued security.
(3) Security has been segregated to cover when-issued securities.

The Portfolio invests primarily in debt securities issued by South Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 1995, 35.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 1.2% to 15.8% of total investments.

                       See notes to financial statements

                                    -------
                          Tennessee Tax Free Portfolio
                   Portfolio of Investments - August 31, 1995
--------------------------------------------------------------------------------
                         TAX-EXEMPT INVESTMENTS - 100%
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY                     VALUE
----------------------------------------------------------------------------
                              EDUCATION - 4.3%
Aa        AA         $1,600   Nashville and Davidson
                              County, The Vanderbilt
                              University, 5.20%, 7/1/18          $ 1,462,256
Baa       NR          1,000   Nashville and Davidson
                              County, The Belmont
                              University, 6.40%, 12/1/19            998,650
                                                                 -----------
                                                                 $ 2,460,906
                                                                 -----------
                              GENERAL OBLIGATION - 4.1%
Aa        AA+        $1,000   Shelby County, 5.625%,
                              4/1/14                             $   973,560
Aa        AA+         1,000   Shelby County, 5.125%,
                              3/1/16                                 907,440
Aa        NR            500   Williamson County, Rural
                              School Bonds, 5.80%, 3/1/12            504,710
                                                                 -----------
                                                                 $ 2,385,710
                                                                 -----------
                              HOSPITAL - 4.0%
Baa1      NR         $  500   City of Clarksville,
                              Clarksville Memorial
                              Hospital, 6.25%, 7/1/08            $   497,765
Baa1      NR            500   City of Clarksville,
                              Clarksville Memorial
                              Hospital, 6.375%, 7/1/08               487,915
Baa1      BBB+          250   County of Knox, East
                              Tennessee Children's
                              Hospital, 6.50%, 10/1/12               249,728
NR        A-          1,000   Sumner County, Sumner
                              Regional Health Systems,
                              7.50%, 11/1/14                       1,084,970
                                                                 -----------
                                                                 $ 2,320,378
                                                                 -----------
                              HOUSING - 16.2%
NR        AAA        $  500   Knoxville Community
                              Development Corporation,
                              MFMR, Morningside Gardens,
                              (GNMA) 6.10%, 7/20/20              $   486,860
NR        A             750   Knoxville Community
                              Development Corporation,
                              MFMR, Clinton Towers,
                              6.65%, 10/15/10                        760,140
NR        A           1,645   Nashville and Davidson
                              County, MFMR, The Park at
                              Hermitage, 5.90%, 2/1/19             1,494,054
NR        A             800   Murfreesboro Housing
                              Authority, MFMR, Westbrooks
                              Towers Project, 5.875%,
                              7/15/10                                755,120
Aa        A+            500   TN HDA, Homeownership
                              Program, 6.80%, 7/1/17                 510,560
A1        A+          2,000   TN HDA, Mortgage Finance
                              Program, 5.85%, 7/1/13               1,973,680
A1        A+          2,000   TN HDA, Mortgage Finance
                              Program, 5.95%, 7/1/28               1,938,180
Aa        AA          1,500   TN HDA, Homeownership
                              Program, (AMT), 5.75%,
                              7/1/24                               1,394,550
                                                                 -----------
                                                                 $ 9,313,144
                                                                 -----------
                              INDUSTRIAL DEVELOPMENT
                              REVENUE - 16.0%
Aa2       AA         $1,000   City of Chattanooga, E.I.
                              du Pont de Nemours and
                              Company Project, 6.35%,
                              7/1/22                             $ 1,040,100
Aa2       AA          1,000   Humphreys County, E.I. du
                              Pont de Nemours and Company
                              Project, 6.70%, 5/1/24               1,056,030
Aa2       AA          2,000   Loudon County,
                              Kimberly-Clark Corporation
                              Project, (AMT), 6.20%,
                              2/1/23 (2)                           2,006,900
Baa1      BBB         1,750   Maury County, Saturn
                              Corporation Project, 6.50%,
                              9/1/24                               1,796,970
Baa1      BBB           250   McMinn County, Calhoun
                              Newsprint Company, Bowater
                              Incorporated Obligor,
                              (AMT), 7.40%, 12/1/22                  264,340
Baa3      BBB         1,500   Memphis-Shelby County
                              Airport Authority, Federal
                              Express Corporation, 6.75%,
                              9/1/12                               1,562,475
Baa3      BBB         1,000   Memphis-Shelby County
                              Airport Authority, Federal
                              Express Corporation, (AMT),
                              6.20%, 7/1/14                        1,005,000
NR        BBB+          500   Nashville and Davidson
                              County, Osco Treatment
                              Systems, (AMT), 6.00%,
                              5/1/03                                 499,040
                                                                 -----------
                                                                 $ 9,230,855
                                                                 -----------
                              INSURED GENERAL OBLIGATION - 0.5%
Aaa       AAA        $  300   Puerto Rico, (AMBAC),
                              Variable, 7/1/15 (1)               $   303,510
                                                                 -----------
                              INSURED HOUSING - 1.8%
Aaa       AAA        $1,000   Knox County, SCA Realty
                              Multifamily Mortgage
                              Receipts, (FSA), 7.125%,
                              1/1/30 (2)                         $ 1,069,290
                                                                 -----------
                              INSURED HOSPITAL - 21.9%
Aaa       AAA        $  500   City of Bristol, Bristol
                              Memorial Hospital, (FGIC),
                              6.75%, 9/1/10                      $   552,955
Aaa       AAA         2,000   City of Bristol, Bristol
                              Memorial Hospital, (FGIC),
                              5.125%, 9/1/13                       1,839,980
Aaa       AAA         1,500   Chattanooga-Hamilton
                              County, Erlanger Medical
                              Center, (FSA), 5.625%,
                              10/1/18                              1,442,805
Aaa       AAA           250   City of Chattanooga,
                              Memorial Hospital Project,
                              (MBIA), 6.625%, 9/1/09                 276,158
Aaa       AAA         1,000   City of Johnson, Johnson
                              City Medical Center,
                              (MBIA), 5.00%, 7/1/13                  906,620
Aaa       AAA         1,500   City of Johnson, Johnson
                              City Medical Center,
                              (MBIA), 5.25%, 7/1/16                1,377,135
Aaa       AAA         1,000   Knox County, Mercy Health
                              System, (AMBAC), 6.00%,
                              9/1/19 (2)                           1,004,450
Aaa       AAA         2,000   Knox County, Fort Sanders
                              Alliance Obligated Group,
                              (MBIA), 5.25%, 1/1/23                1,802,000

                                    -------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY                  VALUE
-------------------------------------------------------------------------
                              INSURED HOSPITAL - (CONTINUED)
Aaa       AAA         1,500   Shelby County, LeBonheur
                              Children's Medical Center,
                              Inc., (MBIA), 5.50%,
                              8/15/12                           1,436,204
Aaa       AAA         2,000   Sullivan County, Holston
                              Valley Health Care Inc.,
                              (MBIA), 5.75%, 2/15/13 (2)        1,980,380
                                                              -----------
                                                              $12,618,687
                                                              -----------
                              INSURED SPECIAL TAX - 1.9%
Aaa       AAA        $1,000   City of Johnson, School
                              Sales Tax Revenue, (AMBAC),
                              6.70%, 5/1/21                   $ 1,070,690
                                                              -----------
                              INSURED TRANSPORTATION - 4.4%
Aaa       AAA        $1,500   Memphis-Shelby County
                              Airport Authority, (MBIA),
                              5.65%, 9/1/15                   $ 1,468,350
Aaa       AAA         1,000   Memphis-Shelby County
                              Airport Authority, (MBIA),
                              (AMT), 6.50%, 2/15/09             1,080,230
                                                              -----------
                                                              $ 2,548,580
                                                              -----------
                              INSURED UTILITIES - 2.4%
Aaa       AAA        $1,000   Madison County Suburban
                              Utility District, (MBIA),
                              5.00%, 2/1/19                   $   905,310
Aaa       AAA           400   Puerto Rico Electric Power
                              Authority, (FSA), Variable,
                              7/1/03 (1)                          446,644
                                                              -----------
                                                              $ 1,351,954
                                                              -----------
                              INSURED WATER & SEWER - 4.8%
Aaa       AAA        $  500   Roane and Morgan Counties,
                              Cumberland Utility
                              District, Waterworks
                              Revenue, (MBIA), 5.90%,
                              1/1/23                          $   499,950
Aaa       AAA         1,000   Nashville and Davidson
                              Counties, Water and Sewer
                              Revenue, (AMBAC), 5.75%,
                              1/1/15                              989,560
Aaa       AAA           350   Nashville and Davidson
                              Counties, Water and Sewer
                              Revenue, (AMBAC), Variable,
                              1/1/22 (1)                          358,740
Aaa       AAA         1,000   Nashville and Davidson
                              Counties, Water and Sewer
                              Revenue, (FGIC), 5.20%,
                              1/1/13                              935,930
                                                              -----------
                                                              $ 2,784,180
                                                              -----------
                              CERTIFICATE OF
                              PARTICIPATION - 0.9%
A         NR         $  500   Wilson County Educational
                              Facilities Corporation,
                              6.125%, 6/30/10                 $   508,050
                                                              -----------
                              POOLED LOANS - 6.7%
A         AA-        $  700   Tennessee Local Development
                              Authority, State Loan
                              Program, 5.00%, 3/1/15          $   637,406
A         AA-         2,000   Tennessee Local Development
                              Authority, State Loan
                              Program, 5.75%, 3/1/11            2,004,320
NR        A-          1,200   Tennessee Local Development
                              Authority, Community
                              Provider Pooled Loan
                              Program, 6.55%, 10/1/23           1,227,420
                                                              -----------
                                                              $ 3,869,146
                                                              -----------
                              NURSING HOMES - 1.8%
NR        A+         $1,000   Tennessee State Veterans'
                              Homes Board, Humboldt
                              Project, 6.65%, 2/1/14          $ 1,025,410
                                                              -----------
                              TRANSPORTATION - 1.7%
NR        BBB        $1,000   Guam Airport Authority,
                              6.70%, 10/1/23                  $ 1,007,200
                                                              -----------
                              UTILITIES - 4.4%
NR        NR         $1,000   Scott and Morgan Counties,
                              Citizens Gas Utility
                              District, 6.00%, 1/1/13         $   959,390
Aa        AA          1,000   Nashville and Davidson
                              Counties, Electric System
                              Revenue, 6.00%, 5/15/17           1,013,400
Baa1      A-            500   Puerto Rico Electric Power
                              Authority, 5.00%, 7/1/12            452,865
Baa1      A-            100   Puerto Rico Electric Power
                              Authority, 7.00%, 7/1/21            110,518
                                                              -----------
                                                              $ 2,536,173
                                                              -----------
                              WATER & SEWER - 2.2%
NR        BBB+       $  250   Hamilton County, Eastside
                              Utility District, 6.50%,
                              11/1/05                         $   263,208
NR        BBB+          250   Hamilton County, Eastside
                              Utility District, 6.75%,
                              11/1/11                             260,455
A1        A             750   Davidson and Williamson
                              Counties, Harpeth Valley
                              Utility District, 5.50,
                              9/1/11                              722,212
                                                              -----------
                                                              $ 1,245,875
                                                              -----------
                              TOTAL TAX-EXEMPT
                              INVESTMENTS
                              (IDENTIFIED COST,
                              $57,120,750)                    $57,649,738
                                                              ===========

(1) The above designated securities have been issued as inverse floater bonds.
(2) Security has been segregated to cover margin requirements for open financial futures contracts.

The Portfolio invests primarily in debt securities issued by Tennessee municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 1995, 37.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 0.8% to 20.3% of total investments.

                       See notes to financial statements

                                    -------
                          Virginia Tax Free Portfolio
                   Portfolio of Investments - August 31, 1995
--------------------------------------------------------------------------------
                         TAX-EXEMPT INVESTMENTS - 100%
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY              VALUE
----------------------------------------------------------------------
                              EDUCATION - 10.1%
NR        A          $2,000   Lynchburgh, IDA, Randolph-
                              Macon Woman's College,
                              5.875%, 9/1/23              $  1,945,140
Baa1      NR          2,220   Rockingham County, IDA,
                              Bridgewater College,
                              5.95%, 10/1/13                 2,120,633
NR        A-          1,570   Virginia College Building
                              Authority, Hampden-Sydney
                              College, 6.60%, 9/1/16         1,631,073
NR        A+            400   Virginia College Building
                              Authority, Hampton
                              University, 6.50%, 4/1/08        421,988
NR        A+          1,000   Virginia College Building
                              Authority, Hampton
                              University, 5.75%, 4/1/14        962,440
NR        BBB-        1,150   Virginia College Building
                              Authority, Marymount
                              University, 7.00%, 7/1/12      1,203,694
NR        BBB-        2,200   Virginia College Building
                              Authority, Marymount
                              University, 7.00%, 7/1/22      2,287,626
Aa        AA          1,500   Virginia College Building
                              Authority, Washington and
                              Lee University, 5.80%,
                              1/1/24                         1,491,585
A         NR          1,350   Virginia Education Loan
                              Authority, (AMT), 6.15%,
                              9/1/09                         1,336,271
Aaa       NR          5,650   Virginia Education Loan
                              Authority, (AMT), 5.55%,
                              9/1/10                         5,422,417
                                                          ------------
                                                          $ 18,822,867
                                                          ------------
                              ESCROWED - 1.9%
Aaa       NR         $1,000   Arlington, IDA, Arlington
                              Hospital, 7.125%, 9/1/21    $  1,154,580
A         NR            500   Augusta, IDA, Augusta
                              Hospital, 7.00%, 9/1/21          572,615
NR        A+          1,700   Virginia Beach, Virginia
                              Water and Sewer System,
                              6.625%, 2/01/17                1,914,353
                                                          ------------
                                                          $  3,641,548
                                                          ------------
                              GENERAL OBLIGATIONS - 5.6%
Aaa       AAA        $1,000   Fairfax County, 5.625%,
                              6/1/14                      $    985,670
Baa1      A             350   Puerto Rico, 0.00%, 7/1/04       218,953
A1        AA            500   Richmond, 6.25%, 1/5/18          509,085
A1        AA          2,000   Richmond, 6.25%, 1/15/21       2,024,460
Aa        AA          1,000   Roanoke County, 5.00%,
                              6/01/21                          881,520
Aa        AA          1,500   Virginia Public School
                              Authority, 6.50%, 8/1/12       1,571,505
NR        NR          4,000   Virgin Island, 7.25%,
                              10/1/18                        4,200,080
                                                          ------------
                                                          $ 10,391,273
                                                          ------------
                              HEALTH CARE - 0.2%
NR        NR         $  365   Covington-Allegheny
                              County, IDA, Beverly
                              Enterprises, 9.375%,
                              9/1/01                      $    412,304
                                                          ------------
                              HOSPITALS - 16.7%
A         NR         $1,100   Albermarle County, IDA,
                              Martha Jefferson Hospital,
                              5.50%, 10/1/15              $  1,024,133
A         NR          3,800   Albermarle County, IDA,
                              Martha Jefferson Hospital,
                              5.50%, 10/1/20                 3,463,586
A         NR            380   Chesapeake Hospital,
                              Chesapeake General
                              Hospital,
                              7.60%, 7/1/00                    417,057
Aa        AA-         2,910   Fairfax, IDA, Inova Health
                              System Hospitals, 5.00%,
                              8/15/14                        2,580,122
Aa        AA-         2,000   Fairfax, IDA, Inova Health
                              System Hospitals, 5.00%,
                              8/15/15                        1,756,440
A         A           1,250   Martinsville, IDA,
                              Memorial Hospital of
                              Martinsville and Henry
                              County, 7.00%, 1/1/06          1,317,113
NR        A-          2,000   Medical College of Hampton
                              Roads, GO, 6.875%,
                              11/15/11                       2,117,000
Aa        AA          1,000   Norfolk, IDA, Sentara
                              Health System, 5.50%,
                              11/01/17                         941,400
Aa        AA          3,000   Norfolk, IDA, Sentara
                              Health System, 5.00%,
                              11/1/20                        2,612,760
Aa        AA          2,250   Norfolk, IDA, Sentara
                              Health System, 6.50%,
                              11/1/13                        2,377,823
Aa        AA-         3,500   Peninsula Ports Authority
                              of Virginia, Riverside
                              Health System, 6.625%,
                              7/1/10                         3,679,550
A         NR          1,200   Prince William County,
                              IDA, Prince William
                              Hospital, 5.25%, 4/1/19        1,030,548
A         NR          2,400   Prince William County,
                              IDA, Potomac Hospital,
                              6.85%, 10/1/25                 2,545,728
Aa        AA          4,000   Virginia Beach Development
                              Authority, Sentara Bayside
                              Hospital, 6.60%, 11/1/09       4,205,200
A         NR          1,060   Washington County, IDA,
                              Johnston Memorial
                              Hospital, 7.00%, 7/1/22        1,121,989
                                                          ------------
                                                          $ 31,190,449
                                                          ------------
                              HOUSING - 10.9%
NR        AAA        $1,250   Fairfax County
                              Redevelopment and Housing
                              Authority, MFMR, (FHA),
                              7.00%, 5/1/26               $  1,309,138
NR        AAA           200   Harrisonburg Redevelopment
                              and Housing Authority,
                              MFMR, (GNMA), 7.375%,
                              11/20/28                         210,291
Aa1       AA+         5,000   Virginia HDA, MFMR, 6.75%,
                              7/1/21                         5,065,950

                                    -------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY                   VALUE
---------------------------------------------------------------------------
                              HOUSING - (CONTINUED)
Aa        AA+         3,500   Virginia HDA, MFMR, 7.05%,
                              5/1/18                              3,663,170
Aa1       A+          2,350   Virginia HDA, SFMR, 7.10%,
                              1/1/17                              2,463,811
Aa1       NR          2,500   Virginia HDA, SFMR, 6.85%,
                              1/1/15                              2,589,325
Aa1       A+          3,000   Virginia HDA, SFMR, 7.10%,
                              1/1/22                              3,135,450
Aa        NR          1,900   Virginia HDA, SFMR,
                              Variable, 7/1/04 (1)                1,916,359
                                                               ------------
                                                               $ 20,353,494
                                                               ------------
                              INDUSTRIAL DEVELOPMENT
                              AUTHORITY - 7.5%
Aa        NR         $2,190   Chesapeake, IDA, Cargill
                              Inc., 5.875%, 3/1/13             $  2,200,643
A2        A+          1,000   Giles City, IDA, Hoechst
                              Celanese Corporation,
                              (AMT), 6.625%, 12/1/22              1,035,820
A1        A-          4,000   Isle of Wright County,
                              IDA, Union Camp
                              Corporation, (AMT), 6.55%,
                              4/1/24                              4,192,480
Baa3      BBB         5,520   West Point, IDA,
                              Chesapeake Corporation,
                              (AMT), 6.375%, 3/1/19               5,516,578
Baa3      BBB           980   West Point, IDA,
                              Chesapeake Corporation,
                              6.25%, 3/1/19                         981,480
                                                               ------------
                                                               $ 13,927,001
                                                               ------------
                              INSURED GENERAL
                              OBLIGATION - 0.9%
Aaa       AAA        $2,000   Loudon County, (MBIA),
                              5.25%, 1/1/30                    $  1,785,320
                                                               ------------
                              INSURED HEALTH CARE - 1.0%
Aaa       AAA        $2,000   Hanover County, Bonsecour
                              Health System, (MBIA),
                              5.50%, 8/15/25                   $  1,853,800
                                                               ------------
                              INSURED HOSPITALS - 7.6%
Aaa       AAA        $1,665   Arlington, IDA, The
                              Arlington Hospital,
                              (AMBAC), 5.00%, 9/1/21           $  1,421,960
Aaa       AAA         5,000   Augusta County, IDA,
                              Augusta Hospital
                              Corporation, (AMBAC),
                              5.125%, 9/1/21                      4,543,500
Aaa       AAA         3,000   Chesapeake Hospital
                              Authority, Chesapeake
                              General Hospital, (MBIA),
                              5.25%, 7/1/18                       2,739,390
Aaa       AAA         1,000   Norfolk, IDA, Children's
                              Hospital of the King's
                              Daughters Obligated Group,
                              (AMBAC), 5.50%, 6/1/20                934,650
Aaa       AAA         1,000   Roanoke, IDA, Franklin
                              Memorial Hospital and St.
                              Albans Psychiatric
                              Hospital (MBIA), 5.25%,
                              7/1/25                                896,350
Aaa       AAA         2,250   Virginia Beach, IDA,
                              Virginia Beach Memorial
                              Hospital, (AMBAC), 5.125%,
                              2/15/18                             2,034,495
Aaa       AAA         1,700   Winchester, IDA,
                              Winchester Medical Center,
                              (AMBAC), Variable, 1/1/08
                              (1)                                 1,667,836
                                                               ------------
                                                               $ 14,238,181
                                                               ------------
                              INSURED LEASE - 0.5%
Aaa       AAA        $1,000   Riverside Regional Jail
                              Authority, (MBIA), 6.00%,
                              7/1/25                           $    999,890
                                                               ------------
                              INSURED TRANSPORTATION - 5.4%
Aaa       AAA        $6,500   Metropolitan Washington
                              Airports Authority,
                              (MBIA), (AMT), 5.75%,
                              10/1/20                          $  6,233,500
Aaa       AAA         3,000   Northern Virginia
                              Transportation District
                              Commission, (CGIC), 5.25%,
                              7/1/10                              2,868,750
Aaa       AAA         1,000   Richmond Metropolitan
                              Authority Expressway,
                              (FGIC), 6.375%, 7/15/16             1,035,800
                                                               ------------
                                                               $ 10,138,050
                                                               ------------
                              INSURED WATER & SEWER - 2.8%
Aaa       AAA        $2,000   Loudon County Sanitation
                              Authority, (MBIA), 5.25%,
                              1/1/25                           $  1,809,240
Aaa       AAA         1,000   Norfolk Water, (AMBAC),
                              5.25%, 11/1/13                        937,610
Aaa       AAA         1,000   Roanoke County, Water and
                              Sewer, (FGIC), 5.00%,
                              7/1/21                                881,360
Aaa       AAA         1,750   Upper Occoquan Sewage
                              Authority, (FGIC), 5.00%,
                              7/1/15                              1,578,570
                                                               ------------
                                                               $  5,206,780
                                                               ------------
                              LEASE/CERTIFICATES OF
                              PARTICIPATION - 11.2%
Aa        AA         $4,250   Fairfax County Economic
                              Development Authority,
                              Lease, Government Center
                              Properties, 5.50%, 5/15/18       $  4,033,378
Aa        AA          1,750   Fairfax County Economic
                              Development Authority,
                              Lease, Government Center
                              Properties 5.25%, 11/15/18          1,605,030
Aa        AA          3,200   Fairfax County Economic
                              Development Authority,
                              Lease, Government Center
                              Properties 5.50%, 5/15/14           3,073,407
NR        A-          2,500   Hampton, Museum Revenue,
                              5.25%, 1/1/09                       2,389,025
A         NR          3,000   Harrisonburg Redevelopment
                              and Housing Authority,
                              Lease, Rockingham County
                              and Harrisonburg, 6.50%,
                              9/1/14                              3,089,640

                                    -------

--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

     RATINGS
   (UNAUDITED)
-----------------   PRINCIPAL
                     AMOUNT
         STANDARD     (000
MOODY'S  & POOR'S   OMITTED)           SECURITY               VALUE
-----------------------------------------------------------------------
                              LEASE/CERTIFICATES OF
                              PARTICIPATION - (CONTINUED)
Aa        AA          2,000   Henrico County, IDA,
                              Lease, 7.00%, 8/1/13            2,251,580
Aa        AA          2,250   Henrico County, IDA,
                              Lease, 7.125%, 8/1/21           2,545,043
NR        NR          1,250   King George County, Lease,
                              7.00%, 12/15/12                 1,299,025
NR        A             600   Prince William County,
                              IDA, Virginia Commuter
                              Parking Facilities Lease,
                              7.25%, 3/1/11                     677,484
                                                           ------------
                                                           $ 20,963,612
                                                           ------------
                              LIFE CARE - 1.1%
NR        NR         $2,000   Loudon County, IDA,
                              Falcons Landing, 8.75%,
                              11/01/24                     $  2,032,500
                                                           ------------
                              SOLID WASTE - 1.2%
A1        A+         $  915   Fairfax County Economic
                              Development Authority,
                              Ogden Martin Systems of
                              Fairfax Incorporated,
                              (AMT), 7.75%, 2/1/11         $  1,002,694
Baa1      A-          1,250   Southeastern Public
                              Service Authority, Solid
                              Waste Systems, 6.00%,
                              7/1/13                          1,208,750
                                                           ------------
                                                           $  2,211,444
                                                           ------------
                              SPECIAL TAX REVENUE - 6.9%
Baa1      A          $1,375   Puerto Rico Highway &
                              Transportation Authority,
                              5.50%, 7/1/19                $  1,283,370
Baa1      A           2,200   Puerto Rico Highway &
                              Transportation Authority,
                              5.25%, 7/1/20                   1,980,352
Baa1      A           1,000   Puerto Rico Highway &
                              Transportation Authority,
                              5.00%, 7/1/22                     863,810
Baa1      A           1,000   Puerto Rico Highway &
                              Transportation Authority,
                              5.50%, 7/1/15                     950,160
Aa        AA          1,000   Virginia State
                              Transportation Board
                              Revenue, Route 28,
                              Variable, 4/1/18 (1)            1,092,590
Aa        AA          2,800   Virginia State
                              Transportation Board
                              Revenue, US Route 28,
                              5.25%, 5/15/19                  2,565,724
Aa        AA          4,000   Virginia State
                              Transportation Board
                              Revenue, Route 28, 6.50%,
                              4/1/18                          4,156,640
                                                           ------------
                                                           $ 12,892,646
                                                           ------------

                              UTILITIES - 2.9%
Baa1      A-         $3,000   Puerto Rico Electric
                              Authority Power, 0.00%,
                              7/1/17                       $    793,290
Baa1      A-          1,000   Puerto Rico Electric
                              Authority Power, 6.00%,
                              7/1/14                            994,320
NR        NR          1,000   Virgin Islands Water and
                              Power Authority, 7.40%,
                              7/1/11                          1,047,510
A2        A           2,700   Louisa, IDA, Virginia
                              Electric and Power
                              Company, 5.45%, 1/1/24          2,488,320
                                                           ------------
                                                           $  5,323,440
                                                           ------------
                              WATER & SEWER REVENUE - 5.6%
Aa        AA-        $2,250   Fairfax County Virginia
                              Water Authority, 5.75%,
                              4/1/29                       $  2,194,380
Aa        AA-         1,000   Fairfax County Virginia
                              Water Authority, Variable,
                              4/1/29 (1)                        934,120
Aa        AA-         4,095   Fairfax County Virginia
                              Water Authority, 5.00%,
                              4/1/16                          3,650,037
NR        AA          2,000   Virginia Resource
                              Authority, Hopewell Waste
                              Water, (AMT), 6.00%,
                              10/1/25                         1,950,960
NR        AA          1,880   Virginia Resource
                              Authority, Campbell
                              Utilities, 5.125%, 10/1/19      1,663,085
                                                           ------------
                                                           $ 10,392,582
                                                           ------------
                              TOTAL TAX-EXEMPT
                              INVESTMENTS
                              (IDENTIFIED COST,
                              $179,383,019)                $186,777,181
                                                           ============

(1) The above designated securities have been issued as inverse floater bonds.

The Portfolio invests primarily in debt securities issued by Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 1995, 18.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 0.7% to 8.7% of total investments.

                       See notes to financial statements

                                    -------
                              Tax Free Portfolios
                              Financial Statements
                      STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                                August 31, 1995
--------------------------------------------------------------------------------

                                                           ALABAMA        ARKANSAS         GEORGIA         KENTUCKY
                                                          PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                         ------------    -----------     ------------    ------------
ASSETS:
  Investments --
     Identified cost                                     $112,610,415    $79,275,204     $115,913,957    $141,197,528
     Unrealized appreciation                                3,869,441      1,544,657        3,429,375       2,007,717
                                                         ------------    -----------     ------------    ------------
          Total investments, at value (Note 1A)          $116,479,856    $80,819,861     $119,343,332    $143,205,245
  Cash                                                            479            631        1,575,423         291,390
  Receivable for investments sold                           1,953,475        --               --              --
  Interest receivable                                       1,842,994      1,202,749        2,030,938       2,222,506
  Deferred organization expenses (Note 1D)                      3,759          5,177            5,511           3,157
                                                         ------------    -----------     ------------    ------------
          Total assets                                   $120,280,563    $82,028,418     $122,955,204    $145,722,298
                                                         ------------    -----------     ------------    ------------
LIABILITIES:
  Demand note payable (Note 5)                           $    103,000    $   444,000     $         --    $         --
  Payable for investments purchased                         1,625,182             --               --         370,873
  Payable for daily variation margin on open financial
     futures contracts (Note 1E)                               59,704         42,646               --          74,630
  Payable to affiliates --
     Trustees' fees                                             1,339          1,009            1,339           1,339
     Custodian fees                                             1,824          2,436            1,500           2,783
  Accrued expenses                                              3,461          3,325            3,698           4,047
                                                         ------------    -----------     ------------    ------------
          Total liabilities                              $  1,794,510    $   493,416     $      6,537    $    453,672
                                                         ------------    -----------     ------------    ------------
NET ASSETS applicable to investors' interest in
  Portfolio                                              $118,486,053    $81,535,002     $122,948,667    $145,268,626
                                                         ============    ===========     ============    ============
SOURCES OF NET ASSETS:
  Net proceeds from capital contributions and
     withdrawals                                         $114,679,646    $80,035,368     $119,519,292    $143,339,700
  Unrealized appreciation of investments and financial
     futures contracts (computed on the basis of
     identified cost)                                       3,806,407      1,499,634        3,429,375       1,928,926
                                                         ------------    -----------     ------------    ------------
          Total                                          $118,486,053    $81,535,002     $122,948,667    $145,268,626
                                                         ============    ===========     ============    ============

                       See notes to financial statements

                                    -------

                      STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                                August 31, 1995
--------------------------------------------------------------------------------

                                                      LOUISIANA        MARYLAND        MISSOURI        NORTH CAROLINA
                                                      PORTFOLIO       PORTFOLIO        PORTFOLIO         PORTFOLIO
                                                     -----------     ------------     -----------      --------------
ASSETS:
  Investments --
     Identified cost                                 $33,349,873     $112,178,823     $88,354,959      $183,382,988
     Unrealized appreciation                             260,911        1,972,898       3,275,460         7,281,157
                                                     -----------     ------------     -----------      ------------
          Total investments, at value (Note 1A)      $33,610,784     $114,151,721     $91,630,419      $190,664,145
  Cash                                                    47,590              732             358         1,453,646
  Receivable for investments sold                        --               --              866,873          --
  Interest receivable                                    659,890        1,517,519       1,190,249         3,059,961
  Deferred organization expenses (Note 1D)                 4,697            3,865           3,364             8,323
                                                     -----------     ------------     -----------      ------------
          Total assets                               $34,322,961     $115,673,837     $93,691,263      $195,186,075
                                                     -----------     ------------     -----------      ------------
LIABILITIES:
  Demand note payable (Note 5)                       $   --          $    603,000     $   524,000      $   --
  Payable for daily variation margin on open
     financial futures contracts (Note 1E)                11,875           59,704         --               --
  Payable to affiliates --
     Trustees' fees                                          275            1,339           1,009             1,779
     Custodian fees                                          500            1,974           1,978             1,500
  Accrued expenses                                         1,632            3,644           2,173             4,072
                                                     -----------     ------------     -----------      ------------
          Total liabilities                          $    14,282     $    669,661     $   529,160      $      7,351
                                                     -----------     ------------     -----------      ------------
NET ASSETS applicable to investors' interest in
  Portfolio                                          $34,308,679     $115,004,176     $93,162,103      $195,178,724
                                                     ===========     ============    ============      ============
SOURCES OF NET ASSETS:
  Net proceeds from capital contributions and
     withdrawals                                     $34,063,019     $113,094,311     $89,886,643      $187,897,567
  Unrealized appreciation of investments and
     financial futures
     contracts (computed on the basis of
     identified cost)                                    245,660        1,909,865       3,275,460         7,281,157
                                                     -----------     ------------     -----------      ------------
          Total                                      $34,308,679     $115,004,176     $93,162,103      $195,178,724
                                                     ===========     ============     ===========      ============

                       See notes to financial statements

                                    -------

                      STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                                August 31, 1995
--------------------------------------------------------------------------------

                                                       OREGON        SOUTH CAROLINA      TENNESSEE        VIRGINIA
                                                     PORTFOLIO         PORTFOLIO         PORTFOLIO       PORTFOLIO
                                                    ------------     --------------     -----------     ------------
ASSETS:
  Investments --
     Identified cost                                $143,369,782      $ 60,604,156      $57,120,750     $179,383,019
     Unrealized appreciation                           2,649,369         2,344,111          528,988        7,394,162
                                                    ------------      ------------      -----------     ------------
          Total investments, at value (Note 1A)     $146,019,151      $ 62,948,267      $57,649,738     $186,777,181
  Cash                                                   414,837           922,554              611              644
  Receivable for investments sold                        --                250,069          349,174        3,747,425
  Interest receivable                                  2,002,597           901,959          930,255        3,441,666
  Deferred organization expenses (Note 1D)                 5,037             4,978            5,807            6,791
                                                    ------------      ------------      -----------     ------------
          Total assets                              $148,441,622      $ 65,027,827      $58,935,585     $193,973,707
                                                    ------------      ------------      -----------     ------------
LIABILITIES:
  Due to Bank                                       $    --           $   --            $   230,000     $    --
  Demand note payable (Note 5)                           --               --                --               795,000
  Payable for investments purchased                    2,012,175           737,459          --             1,423,116
  Payable for when issued securities (Note 1F)           --              2,872,768          --               --
  Payable for daily variation margin on open
     financial futures contracts (Note 1E)                32,063          --                 28,500          --
  Payable to affiliates --
     Trustees' fees                                        1,339             1,009            1,009            1,779
     Custodian fees                                        3,011             1,770            1,000            1,500
  Accrued expenses                                         2,113             3,153            1,773            4,390
                                                    ------------      ------------      -----------     ------------
          Total liabilities                         $  2,050,701      $  3,616,159      $   262,282     $  2,225,785
                                                    ------------      ------------      -----------     ------------
NET ASSETS applicable to investors' interest in
  Portfolio                                         $146,390,921      $ 61,411,668      $58,673,303     $191,747,922
                                                    ============      ============      ===========     ============
SOURCES OF NET ASSETS:
  Net proceeds from capital contributions and
     withdrawals                                    $143,780,409      $ 59,067,557      $58,178,854     $184,353,760
  Unrealized appreciation of investments and
     financial futures contracts (computed on the
     basis of
     identified cost)                                  2,610,512         2,344,111          494,449        7,394,162
                                                    ------------      ------------      -----------     ------------
          Total                                     $146,390,921      $ 61,411,668      $58,673,303     $191,747,922
                                                    ============      ============      ===========     ============

                       See notes to financial statements

                                    -------

                            STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
                           Year Ended August 31, 1995
--------------------------------------------------------------------------------

                                                               ALABAMA       ARKANSAS         GEORGIA       KENTUCKY
                                                              PORTFOLIO      PORTFOLIO       PORTFOLIO      PORTFOLIO
                                                             -----------    -----------     -----------    -----------
INVESTMENT INCOME:
  Interest income (Note 1B)                                  $ 7,218,221    $ 4,986,371     $ 7,872,386    $ 8,874,638
                                                             -----------    -----------     -----------    -----------
  Expenses --
     Investment adviser fee (Note 2)                         $   466,320    $   296,231     $   521,159    $   595,483
     Compensation of Trustees not members of the
       Investment Adviser's organization (Note 2)                  9,218          6,366           8,154          8,932
     Custodian fee (Note 2)                                       16,491         23,999           1,500         35,132
     Legal and accounting services                                21,471         19,471          21,476         21,478
     Amortization of organization expenses (Note 1D)               1,569          1,504           2,194          1,332
     Miscellaneous                                                26,725         24,449          26,661         32,366
                                                             -----------    -----------     -----------    -----------
       Total expenses                                        $   541,794    $   372,020     $   581,144    $   694,723
                                                             -----------    -----------     -----------    -----------
            Net investment income                            $ 6,676,427    $ 4,614,351     $ 7,291,242    $ 8,179,915
                                                             -----------    -----------     -----------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss --
     Investment transactions (identified cost basis)         $(1,890,084)   $(1,454,374)    $(4,616,970)   $  (885,272)
     Financial futures contracts                              (1,483,364)    (1,063,446)     (2,695,409)    (1,829,860)
                                                             -----------    -----------     -----------    -----------
          Net realized loss on investments                   $(3,373,448)   $(2,517,820)    $(7,312,379)   $(2,715,132)
                                                             -----------    -----------     -----------    -----------
  Change in unrealized appreciation (depreciation) --
     Investments                                             $ 5,912,494    $ 3,484,695     $ 6,554,692    $ 4,974,832
     Financial futures contracts                                 (28,264)       (20,556)        124,961        (32,432)
                                                             -----------    -----------     -----------    -----------
          Net unrealized appreciation                        $ 5,884,230    $ 3,464,139     $ 6,679,653    $ 4,942,400
                                                             -----------    -----------     -----------    -----------
            Net realized and unrealized gain (loss) on
               investments                                   $ 2,510,782    $   946,319     $  (632,726)   $ 2,227,268
                                                             -----------    -----------     -----------    -----------
               Net increase in net assets from operations    $ 9,187,209    $ 5,560,670     $ 6,658,516    $10,407,183
                                                             ===========    ===========     ===========    ===========

                       See notes to financial statements

                                    -------

                            STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
                           Year Ended August 31, 1995
--------------------------------------------------------------------------------

                                                        LOUISIANA       MARYLAND        MISSOURI       NORTH CAROLINA
                                                        PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO
                                                       -----------     -----------     -----------     --------------
INVESTMENT INCOME:
  Interest income (Note 1B)                            $ 2,046,922     $ 7,192,618     $ 5,770,761      $ 12,179,577
                                                       -----------     -----------     -----------     --------------
  Expenses --
     Investment adviser fee (Note 2)                   $    73,471     $   459,907     $   353,176      $    851,448
     Compensation of Trustees not members of the
       Investment Adviser's organization (Note 2)            1,618           8,154           5,709            10,743
     Custodian fee (Note 2)                                    975          16,357          35,917             1,500
     Interest expense (Note 5)                               6,263              --          13,828                --
     Legal and accounting services                          15,814          21,471          19,565            26,148
     Bond pricing                                            6,060              --              --                --
     Amortization of organization expenses (Note 1D)         1,355           1,518           1,405             3,365
     Miscellaneous                                           1,842          25,883          14,442            35,974
                                                       -----------     -----------     -----------     --------------
       Total expenses                                  $   107,398     $   533,290     $   444,042      $    929,178
  Deduct reduction of investment adviser fee
   (Note  2)                                                36,188              --              --                --
                                                       -----------     -----------     -----------     --------------
          Net expenses                                 $    71,210     $   533,290     $   444,042      $    929,178
                                                       -----------     -----------     -----------     --------------
            Net investment income                      $ 1,975,712     $ 6,659,328     $ 5,326,719      $ 11,250,399
                                                       -----------     -----------     -----------     --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss --
     Investment transactions (identified cost basis)   $  (705,098)    $(1,843,753)    $(2,564,654)     $ (4,108,823)
     Financial futures contracts                          (964,523)     (1,471,264)       (474,286)       (4,996,239)
                                                       -----------     -----------     -----------     --------------
          Net realized loss on investments             $(1,669,621)    $(3,315,017)    $(3,038,940)     $ (9,105,062)
                                                       -----------     -----------     -----------     --------------
  Change in unrealized appreciation
   (depreciation)  --
     Investments                                       $ 1,644,370     $ 4,940,542     $ 5,450,131      $  8,883,601
     Financial futures contracts                            19,876         (26,976)         21,133           176,415
                                                       -----------     -----------     -----------     --------------
          Net unrealized appreciation                  $ 1,664,246     $ 4,913,566     $ 5,471,264      $  9,060,016
                                                       -----------     -----------     -----------     --------------
            Net realized and unrealized gain (loss)
               on investments                          $    (5,375)    $ 1,598,549     $ 2,432,324      $    (45,046)
                                                       -----------     -----------     -----------     --------------
               Net increase in net assets from
                 operations                            $ 1,970,337     $ 8,257,877     $ 7,759,043      $ 11,205,353
                                                       ===========     ===========     ===========     =============

                       See notes to financial statements

                                    -------

                            STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
                           Year Ended August 31, 1995
--------------------------------------------------------------------------------

                                                        OREGON        SOUTH CAROLINA      TENNESSEE       VIRGINIA
                                                       PORTFOLIO        PORTFOLIO         PORTFOLIO       PORTFOLIO
                                                      -----------     --------------     -----------     -----------
INVESTMENT INCOME:
  Interest income (Note 1B)                           $ 8,920,231      $  3,791,815      $ 3,518,306     $11,988,135
                                                      -----------     --------------     -----------     -----------
  Expenses --
     Investment adviser fee (Note 2)                  $   609,837      $    198,498      $   177,788     $   834,074
     Compensation of Trustees not members of the
       Investment Adviser's organization (Note 2)           8,155             6,212            7,096          10,743
     Custodian fee (Note 2)                                56,584            16,809           13,033           1,500
     Legal and accounting services                         21,580            19,464           19,554          26,931
     Amortization of organization expenses (Note
       1D)                                                  2,091             1,442            2,358           2,763
     Miscellaneous                                         35,210            23,093           14,329          30,392
                                                      -----------     --------------     -----------     -----------
       Total expenses                                 $   733,457      $    265,518      $   234,158     $   906,403
                                                      -----------     --------------     -----------     -----------
            Net investment income                     $ 8,186,774      $  3,526,297      $ 3,284,148     $11,081,732
                                                      -----------     --------------     -----------     -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss --
     Investment transactions (identified cost
       basis)                                         $(3,335,521)     $ (2,946,871)     $(1,045,028)    $(3,901,492)
     Financial futures contracts                       (1,035,171)       (1,080,892)        (866,769)     (3,709,160)
                                                      -----------     --------------     -----------     -----------
          Net realized loss on investments            $(4,370,692)     $ (4,027,763)     $(1,911,797)    $(7,610,652)
                                                      -----------     --------------     -----------     -----------
  Change in unrealized appreciation
   (depreciation)  --
     Investments                                      $ 7,376,821      $  4,213,366      $ 2,650,662     $10,104,183
     Financial futures contracts                           (4,860)           53,292          (23,513)        175,497
                                                      -----------     --------------     -----------     -----------
          Net unrealized appreciation                 $ 7,371,961      $  4,266,658      $ 2,627,149     $10,279,680
                                                      -----------     --------------     -----------     -----------
            Net realized and unrealized gain on
               investments                            $ 3,001,269      $    238,895      $   715,352     $ 2,669,028
                                                      -----------     --------------     -----------     -----------
               Net increase in net assets from
                 operations                           $11,188,043      $  3,765,192      $ 3,999,500     $13,750,760
                                                      ===========      ============       ==========     ===========

                       See notes to financial statements

                                    -------

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                           Year Ended August 31, 1995
--------------------------------------------------------------------------------

                                                           ALABAMA         ARKANSAS         GEORGIA         KENTUCKY
                                                          PORTFOLIO       PORTFOLIO        PORTFOLIO       PORTFOLIO
                                                         ------------    ------------     ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations --
     Net investment income                               $  6,676,427    $  4,614,351     $  7,291,242    $  8,179,915
     Net realized loss on investment transactions          (3,373,448)     (2,517,820)      (7,312,379)     (2,715,132)
     Change in unrealized appreciation of investments       5,884,230       3,464,139        6,679,653       4,942,400
                                                         ------------    ------------     ------------    ------------
       Net increase in net assets from operations        $  9,187,209    $  5,560,670     $  6,658,516    $ 10,407,183
                                                         ------------    ------------     ------------    ------------
  Capital transactions --
     Contributions                                       $ 15,271,028    $  7,773,910     $ 12,224,959    $ 13,579,954
     Withdrawals                                          (23,135,575)    (14,716,313)     (33,658,605)    (23,928,447)
                                                         ------------    ------------     ------------    ------------
       Decrease in net assets resulting from
          capital transactions                           $ (7,864,547)     (6,942,403)    $(21,433,646)   $(10,348,493)
                                                         ------------    ------------     ------------    ------------
            Net increase (decrease) in net assets        $  1,322,662    $ (1,381,733)    $(14,775,130)   $     58,690
NET ASSETS:
  At beginning of year                                    117,163,391      82,916,735      137,723,797     145,209,936
                                                         ------------    ------------     ------------    ------------
  At end of year                                         $118,486,053    $ 81,535,002     $122,948,667    $145,268,626
                                                         ============    ============     ============    ============

--------------------------------------------------------------------------------

                                                      LOUISIANA        MARYLAND        MISSOURI       NORTH CAROLINA
                                                      PORTFOLIO       PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                     -----------     ------------     -----------     --------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations --
     Net investment income                           $ 1,975,712     $  6,659,328     $ 5,326,719      $ 11,250,399
     Net realized loss on investment transactions     (1,669,621)      (3,315,017)     (3,038,940)       (9,105,062)
     Change in unrealized appreciation of
       investments                                     1,664,246        4,913,566       5,471,264         9,060,016
                                                     -----------     ------------     -----------     --------------
       Net increase in net assets from operations    $ 1,970,337     $  8,257,877     $ 7,759,043      $ 11,205,353
                                                     -----------     ------------     -----------     --------------
  Capital transactions --
     Contributions                                   $ 6,817,148     $ 14,770,279     $ 8,450,749      $ 18,834,488
     Withdrawals                                      (5,902,141)     (25,879,697)    (18,215,122)      (34,633,470)
                                                     -----------     ------------     -----------     --------------
       Increase (decrease) in net assets resulting
          from
          capital transactions                       $   915,007     $(11,109,418)    $(9,764,373)     $(15,798,982)
                                                     -----------     ------------     -----------     --------------
            Net increase (decrease) in net assets    $ 2,885,344     $ (2,851,541)    $(2,005,330)     $ (4,593,629)
NET ASSETS:
  At beginning of year                                31,423,335      117,855,717      95,167,433       199,772,353
                                                     -----------     ------------     -----------     --------------
  At end of year                                     $34,308,679     $115,004,176     $93,162,103      $195,178,724
                                                     ===========     ============     ===========      ============

                       See notes to financial statements

                                    -------

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                           Year Ended August 31, 1995
--------------------------------------------------------------------------------

                                                          OREGON       SOUTH CAROLINA     TENNESSEE       VIRGINIA
                                                        PORTFOLIO        PORTFOLIO        PORTFOLIO      PORTFOLIO
                                                       ------------    --------------    -----------    ------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations --
     Net investment income                             $  8,186,774     $  3,526,297     $ 3,284,148    $ 11,081,732
     Net realized loss on investment transactions        (4,370,692)      (4,027,763)     (1,911,797)     (7,610,652)
     Change in unrealized appreciation of
       investments                                        7,371,961        4,266,658       2,627,149      10,279,680
                                                       ------------    --------------    -----------    ------------
       Net increase in net assets from operations      $ 11,188,043     $  3,765,192     $ 3,999,500    $ 13,750,760
                                                       ------------    --------------    -----------    ------------
  Capital transactions --
     Contributions                                     $ 12,298,876     $  9,608,721     $ 7,946,656    $ 24,173,920
     Withdrawals                                        (30,215,219)     (14,226,934)     (9,768,536)    (40,695,946)
                                                       ------------    --------------    -----------    ------------
       Decrease in net assets resulting from capital
          transactions                                 $(17,916,343)    $ (4,618,213)    $(1,821,880)   $(16,522,026)
                                                       ------------    --------------    -----------    ------------
            Net increase (decrease) in net assets      $ (6,728,300)    $   (853,021)    $ 2,177,620    $ (2,771,266)
NET ASSETS:
  At beginning of year                                  153,119,221       62,264,689      56,495,683     194,519,188
                                                       ------------    --------------    -----------    ------------
  At end of year                                       $146,390,921     $ 61,411,668     $58,673,303    $191,747,922
                                                       ============     ============     ===========    ============

                       See notes to financial statements

                                    -------

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                           Year Ended August 31, 1994
--------------------------------------------------------------------------------

                                                           ALABAMA        ARKANSAS         GEORGIA         KENTUCKY
                                                          PORTFOLIO*     PORTFOLIO**      PORTFOLIO*      PORTFOLIO*
                                                         ------------    -----------     ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations --
     Net investment income                               $  5,213,587    $2,555,613      $  6,604,249    $  6,772,813
     Net realized loss on investment transactions          (1,159,958)     (349,879 )      (1,311,944)        (59,807)
     Change in unrealized depreciation of investments      (6,819,050)   (5,522,249 )      (9,992,777)    (10,955,591)
                                                         ------------    -----------     ------------    ------------
       Net decrease in net assets from operations        $ (2,765,421)   $(3,316,515)    $ (4,700,472)   $ (4,242,585)
                                                         ------------    -----------     ------------    ------------
  Capital transactions --
     Contributions                                       $ 48,883,547    $90,005,753     $ 42,445,028    $ 44,883,326
     Withdrawals                                          (12,582,537)   (3,872,523 )     (19,332,141)    (13,367,045)
                                                         ------------    -----------     ------------    ------------
       Increase in net assets resulting from capital
          transactions                                   $ 36,301,010    $86,133,230     $ 23,112,887    $ 31,516,281
                                                         ------------    -----------     ------------    ------------
            Net increase in net assets                   $ 33,535,589    $82,816,715     $ 18,412,415    $ 27,273,696
NET ASSETS:
  At beginning of period                                   83,627,802       100,020       119,311,382     117,936,240
                                                         ------------    -----------     ------------    ------------
  At end of period                                       $117,163,391    $82,916,735     $137,723,797    $145,209,936
                                                         ============    ===========     ============    ============

*  For the eleven months ended August 31, 1994 (Note 7).
** For the seven months ended August 31, 1994.

                       See notes to financial statements

                                    -------
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                           Year Ended August 31, 1994
--------------------------------------------------------------------------------

                                                      LOUISIANA        MARYLAND        MISSOURI       NORTH CAROLINA
                                                     PORTFOLIO**      PORTFOLIO*      PORTFOLIO*        PORTFOLIO*
                                                     -----------     ------------     -----------     --------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations --
     Net investment income                           $  976,696      $  5,460,165     $ 4,337,756      $  9,444,440
     Net realized loss on investment transactions      (259,364)         (590,974)        (14,916)       (3,785,407)
     Change in unrealized depreciation of
       investments                                   (2,361,484)       (9,137,805)     (7,434,028)      (12,662,593)
                                                     -----------     ------------     -----------     --------------
       Net decrease in net assets from operations    $(1,644,152)    $ (4,268,614)    $(3,111,188)     $ (7,003,560)
                                                     -----------     ------------     -----------     --------------
  Capital transactions --
     Contributions                                   $34,683,852     $ 38,617,526     $30,851,018      $ 52,654,042
     Withdrawals                                     (1,716,385)      (10,706,479)     (7,845,180)      (18,412,361)
                                                     -----------     ------------     -----------     --------------
       Increase in net assets resulting from
          capital transactions                       $32,967,467     $ 27,911,047     $23,005,838      $ 34,241,681
                                                     -----------     ------------     -----------     --------------
            Net increase in net assets               $31,323,315     $ 23,642,433     $19,894,650      $ 27,238,121
NET ASSETS:
  At beginning of period                                100,020        94,213,284      75,272,783       172,534,232
                                                     -----------     ------------     -----------     --------------
  At end of period                                   $31,423,335     $117,855,717     $95,167,433      $199,772,353
                                                     ===========     ============     ===========      ==============

--------------------------------------------------------------------------------

                                                          OREGON       SOUTH CAROLINA     TENNESSEE       VIRGINIA
                                                        PORTFOLIO*      PORTFOLIO**      PORTFOLIO*      PORTFOLIO*
                                                       ------------    --------------    -----------    ------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations --
     Net investment income                             $  6,932,765     $  1,863,481     $ 2,453,518    $  9,556,570
     Net realized gain (loss) on investment
       transactions                                           4,146         (984,439)       (105,080)     (2,385,959)
     Change in unrealized depreciation of
       investments                                      (11,945,088)      (4,190,757)     (3,871,496)    (13,323,277)
                                                       ------------    --------------    -----------    ------------
       Net decrease in net assets from operations      $ (5,008,177)    $ (3,311,715)    $(1,523,058)   $ (6,152,666)
                                                       ------------    --------------    -----------    ------------
  Capital transactions --
     Contributions                                     $ 47,210,240     $ 72,540,601     $22,707,167    $ 47,023,229
     Withdrawals                                        (16,579,534)      (7,064,217)     (3,954,097)    (20,611,874)
                                                       ------------    --------------    -----------    ------------
       Increase in net assets resulting from capital
          transactions                                 $ 30,630,706     $ 65,476,384     $18,753,070    $ 26,411,355
                                                       ------------    --------------    -----------    ------------
            Net increase in net assets                 $ 25,622,529     $ 62,164,669     $17,230,012    $ 20,258,689
NET ASSETS:
  At beginning of period                                127,496,692          100,020      39,265,671     174,260,499
                                                       ------------    --------------    -----------    ------------
  At end of period                                     $153,119,221     $ 62,264,689     $56,495,683    $194,519,188
                                                       ============    ==============    ===========    ============

*  For the eleven months ended August 31, 1994 (Note 7).
** For the seven months ended August 31, 1994.

                       See notes to financial statements

                                    -------

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                         Year Ended September 30, 1993*
--------------------------------------------------------------------------------

                                                          ALABAMA         GEORGIA          KENTUCKY        MARYLAND
                                                         PORTFOLIO       PORTFOLIO        PORTFOLIO       PORTFOLIO
                                                        ------------    ------------     ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations --
     Net investment income                              $  2,179,903    $  3,313,669     $  3,277,040    $  2,481,633
     Net realized gain (loss) on investment
       transactions                                         (464,133)         73,591         (535,372)       (224,803)
     Change in unrealized appreciation of investments      3,994,097       5,637,256        6,325,963       5,066,445
                                                        ------------    ------------     ------------    ------------
       Net increase in net assets from operations       $  5,709,867    $  9,024,516     $  9,067,631    $  7,323,275
                                                        ------------    ------------     ------------    ------------
  Capital transactions --
     Contributions                                      $ 81,040,375    $116,822,592     $115,630,800    $ 94,448,256
     Withdrawals                                          (3,222,460)     (6,635,746)      (6,862,211)     (7,658,267)
                                                        ------------    ------------     ------------    ------------
       Increase in net assets resulting from capital
          transactions                                  $ 77,817,915    $110,186,846     $108,768,589    $ 86,789,989
                                                        ------------    ------------     ------------    ------------
            Net increase in net assets                  $ 83,527,782    $119,211,362     $117,836,220    $ 94,113,264
NET ASSETS:
  At beginning of period                                     100,020         100,020          100,020         100,020
                                                        ------------    ------------     ------------    ------------
  At end of period                                      $ 83,627,802    $119,311,382     $117,936,240    $ 94,213,284
                                                        ============    ============     ============    ============

--------------------------------------------------------------------------------

                                        MISSOURI       NORTH CAROLINA       OREGON         TENNESSEE        VIRGINIA
                                        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO       PORTFOLIO
                                       -----------     --------------    ------------     ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations --
     Net investment income             $ 1,996,871      $  4,992,912     $  3,445,924     $    926,224    $  5,091,661
     Net realized gain (loss) on
       investment transactions            (201,650)         (495,879)       1,139,513          454,397        (192,625)
     Change in unrealized
       appreciation of investments       4,258,226         8,668,236        5,331,993        1,499,177       7,938,495
                                       -----------     --------------    ------------     ------------    ------------
       Net increase in net assets
          from operations              $ 6,053,447      $ 13,165,269     $  9,917,430     $  2,879,798    $ 12,837,531
                                       -----------     --------------    ------------     ------------    ------------
  Capital transactions --
     Contributions                     $71,730,941      $177,359,369     $142,413,151     $ 41,826,943    $170,140,465
     Withdrawals                        (2,611,625)      (18,090,426)     (24,933,909)      (5,541,090)     (8,817,517)
                                       -----------     --------------    ------------     ------------    ------------
       Increase in net assets
          resulting from capital
          transactions                 $69,119,316      $159,268,943     $117,479,242     $ 36,285,853    $161,322,948
                                       -----------     --------------    ------------     ------------    ------------
            Net increase in net
               assets                  $75,172,763      $172,434,212     $127,396,672     $ 39,165,651    $174,160,479
NET ASSETS:
  At beginning of period                   100,020           100,020          100,020          100,020         100,020
                                       -----------     --------------    ------------     ------------    ------------
  At end of period                     $75,272,783      $172,534,232     $127,496,692     $ 39,265,671    $174,260,499
                                       ===========     ==============    ============     ============    ============

* For the period from the start of business, February 1, 1993, to September 30, 1993.

                       See notes to financial statements

                                    -------

                               SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                         ALABAMA PORTFOLIO                ARKANSAS PORTFOLIO
                                                -----------------------------------     -----------------------
                                                            YEAR ENDED                        YEAR ENDED
                                                -----------------------------------     -----------------------
                                                AUGUST 31,   AUGUST 31,   SEPT. 30,     AUGUST 31,   AUGUST 31,
                                                   1995        1994*       1993**          1995       1994***
                                                ----------   ----------   ---------     ----------   ----------
RATIOS (As a percentage of average
  daily net assets)++:
  Net expenses                                      0.47%        0.44%+      0.25%+         0.46%        0.24%+
  Net investment income                             5.77%        5.37%+      5.52%+         5.69%        5.60%+
Portfolio Turnover                                    51%          26%         10%            23%          16%
NET ASSETS, end of period (000 omitted)          $118,486     $117,163     $83,628       $ 81,535     $ 82,917

++The operating expenses of the Portfolios may reflect a reduction of the investment adviser fee and an allocation of expenses to the Investment Adviser. Had such actions not been taken, the ratios would have been as follows:

RATIOS (As a percentage of average daily net assets):
  Expenses                                                                  0.35%+                       0.43%+
  Net investment income                                                     5.42%+                       5.41%+

--------------------------------------------------------------------------------

                                             GEORGIA PORTFOLIO                       KENTUCKY PORTFOLIO
                                    -----------------------------------     ------------------------------------
                                                YEAR ENDED                               YEAR ENDED
                                    -----------------------------------     ------------------------------------
                                    AUGUST 31,   AUGUST 31,   SEPT. 30,     AUGUST 31,   AUGUST 31,   SEPT. 30,
                                       1995        1994*       1993**          1995        1994*        1993**
                                    ----------   ----------   ---------     ----------   ----------   ----------
RATIOS (As a percentage of average
  daily net assets):
  Net expenses                          0.46%        0.44%+      0.40% +        0.49%        0.46%+       0.40%+
  Net investment income                 5.73%        5.37%+      5.37% +        5.75%        5.39%+       5.40%+
Portfolio Turnover                        48%          45%         35%            30%          21%          11%
NET ASSETS, end of period (000
  omitted)                           $122,949     $137,724    $119,311       $145,269     $145,210     $117,936

  + Annualized.
  * For the eleven months ended August 31, 1994 (Note 7).
 ** For the period from the start of business, February 1, 1993, to
    September 30, 1993.
*** For the seven months ended August 31, 1994.

                       See notes to financial statements

                                    -------

                               SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                    LOUISIANA PORTFOLIO             MARYLAND PORTFOLIO
                                                  -----------------------   -----------------------------------
                                                        YEAR ENDED                      YEAR ENDED
                                                  -----------------------   -----------------------------------
                                                  AUGUST 31,   AUGUST 31,   AUGUST 31,   AUGUST 31,   SEPT. 30,
                                                     1995       1994***        1995        1994*       1993**
                                                  ----------   ----------   ----------   ----------   ---------
RATIOS (As a percentage of average
  daily net assets)++:
  Net expenses                                        0.22%        0.14%+       0.47%        0.44%+      0.36%+
  Net investment income                               6.06%        5.86%+       5.79%        5.44%+      5.41%+
Portfolio Turnover                                      46%          21%          30%          41%         34%
NET ASSETS, end of period (000 omitted)            $ 34,309     $ 31,423     $115,004     $117,856     $94,213

++ The operating expenses of the Portfolios may reflect a reduction of the investment adviser fee and an allocation of expenses to the Investment Adviser. Had such actions not been taken, the ratios would have been as follows:

RATIOS (As a percentage of average net assets):
  Expenses                                            0.33%       0.33%+                                 0.38%+
  Net investment income                               5.95%       5.67%+                                 5.39%+

--------------------------------------------------------------------------------

                                              MISSOURI PORTFOLIO                 NORTH CAROLINA PORTFOLIO
                                      -----------------------------------   -----------------------------------
                                                  YEAR ENDED                            YEAR ENDED
                                      -----------------------------------   -----------------------------------
                                      AUGUST 31,   AUGUST 31,   SEPT. 30,   AUGUST 31,   AUGUST 31,   SEPT. 30,
                                         1995        1994*       1993**        1995        1994*       1993**
                                      ----------   ----------   ---------   ----------   ----------   ---------
RATIOS (As a percentage of average
  daily net assets):
  Net expenses                            0.48%        0.45%+      0.40%+       0.48%        0.46%+      0.43% +
  Net investment income                   5.76%        5.36%+      5.36%+       5.78%        5.40%+      5.43% +
Portfolio Turnover                          24%          28%          6%          33%          37%         21%
NET ASSETS, end of period (000
  omitted)                             $ 93,162     $ 95,167     $75,273     $195,179     $199,772    $172,534

  + Annualized.
  * For the eleven months ended August 31, 1994 (Note 7).
 ** For the period from the start of business, February 1, 1993, to
    September 30, 1993.
*** For the seven months ended August 31, 1994.

                       See notes to financial statements

                                    -------

                               SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                                            SOUTH CAROLINA
                                                           OREGON PORTFOLIO                    PORTFOLIO
                                                  -----------------------------------   -----------------------
                                                              YEAR ENDED                      YEAR ENDED
                                                  -----------------------------------   -----------------------
                                                  AUGUST 31,   AUGUST 31,   SEPT. 30,   AUGUST 31,   AUGUST 31,
                                                     1995        1994*       1993**        1995       1994***
                                                  ----------   ----------   ---------   ----------   ----------
RATIOS (As a percentage of average
  daily net assets):
  Net expenses                                        0.50%        0.46%+      0.43% +      0.44%        0.37%+
  Net investment income                               5.60%        5.26%+      5.30% +      5.81%        5.47%+
Portfolio Turnover                                      22%          15%         32%          75%          23%
NET ASSETS, end of period (000 omitted)            $146,391     $153,119    $127,497     $ 61,412     $ 62,265

--------------------------------------------------------------------------------

                                              TENNESSEE PORTFOLIO                   VIRGINIA PORTFOLIO
                                      -----------------------------------   -----------------------------------
                                                  YEAR ENDED                            YEAR ENDED
                                      -----------------------------------   -----------------------------------
                                      AUGUST 31,   AUGUST 31,   SEPT. 30,   AUGUST 31,   AUGUST 31,   SEPT. 30,
                                         1995        1994*       1993**        1995        1994*       1993**
                                      ----------   ----------   ---------   ----------   ----------   ---------
RATIOS (As a percentage of average
  daily net assets)++:
  Net expenses                            0.41%        0.36%+      0.08%+       0.48%        0.46%+      0.43% +
  Net investment income                   5.81%        5.49%+      5.60%+       5.81%        5.49%+      5.49% +
Portfolio Turnover                          20%          10%         69%          38%          48%         29%
NET ASSETS, end of period (000
  omitted)                             $ 58,673     $ 56,496     $39,266     $191,748     $194,519    $174,260

++The operating expenses of the Portfolios may reflect a reduction of the investment adviser fee and an allocation of expenses to the Investment Adviser. Had such actions not been taken, the ratios would have been as follows:

RATIOS (As a percentage of average daily net assets):
  Expenses                                                       0.31%+
  Net investment income                                          5.37%+

  + Annualized.
  * For the eleven months ended August 31, 1994 (Note 7).
 ** For the period from the start of business, February 1, 1993, to
    September 30, 1993.
*** For the seven months ended August 31, 1994.

                       See notes to financial statements

                                    -------
                         Notes to Financial Statements
--------------------------------------------------------------------------------

(1) SIGNIFICANT ACCOUNTING POLICIES

Alabama Tax Free Portfolio (Alabama Portfolio), Arkansas Tax Free Portfolio (Arkansas Portfolio), Georgia Tax Free Portfolio (Georgia Portfolio), Kentucky Tax Free Portfolio (Kentucky Portfolio), Louisiana Tax Free Portfolio (Louisiana Portfolio), Maryland Tax Free Portfolio (Maryland Portfolio), Missouri Tax Free Portfolio (Missouri Portfolio), North Carolina Tax Free Portfolio (North Carolina Portfolio), Oregon Tax Free Portfolio (Oregon Portfolio), South Carolina Tax Free Portfolio (South Carolina Portfolio), Tennessee Tax Free Portfolio (Tennessee Portfolio) and Virginia Tax Free Portfolio (Virginia Portfolio), collectively the Portfolios, are registered under the Investment Company Act of 1940 as non-diversified open-end management investment companies which were organized as trusts under the laws of the State of New York on May 1, 1992. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies of the Portfolios. The policies are in conformity with generally accepted accounting principles.

A. INVESTMENT VALUATIONS--Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B. INCOME--Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes.

C. INCOME TAXES--The Portfolios are treated as partnerships for Federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deductions or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

D. DEFERRED ORGANIZATION EXPENSES--Costs incurred by a Portfolio in connection with its organization are being amortized on the straight-line basis over five years, beginning on the date each Portfolio commenced operations.

E. FINANCIAL FUTURES CONTRACTS--Upon the entering of a financial futures contract, a Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contract and may realize a loss.

F. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Portfolios may engage in when-issued or delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin accruing interest on settlement date.

G. OTHER--Investment transactions are accounted for on a trade date basis.

                                    -------

--------------------------------------------------------------------------------

(2) INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio.

The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities).

For the year ended August 31, 1995, each Portfolio paid advisory fees as follows:

                                     PORTFOLIO                AMOUNT     EFFECTIVE RATE*
                         ---------------------------------   --------    ---------------
                         Alabama                             $466,320         0.40%
                         Arkansas                            296,231          0.37%
                         Georgia                             521,159          0.41%
                         Kentucky                            595,483          0.42%
                         Louisiana                            73,471          0.23%
                         Maryland                            459,907          0.40%
                         Missouri                            353,176          0.38%
                         North Carolina                      851,448          0.44%
                         Oregon                              609,837          0.42%
                         South Carolina                      198,498          0.33%
                         Tennessee                           177,788          0.31%
                         Virginia                            834,074          0.44%

* Advisory fees paid as a percentage of average daily net assets.

To enhance the net income of the Louisiana Portfolio, BMR made a partial reduction in its fee in the amount of $36,188 for the year ended August 31, 1995.

Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee. Investors Bank & Trust Company (IBT), an affiliate of EVM and BMR, serves as custodian of the Portfolios. Pursuant to the custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. Certain of the officers and Trustees of the Portfolios are officers and directors/trustees of the above organizations. Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended August 31, 1995, no significant amounts have been deferred.
--------------------------------------------------------------------------------
(3) INVESTMENTS

Purchases and sales of investments, other than U.S. Government securities and short-term obligations, for the year ended August 31, 1995 were as follows:

                   ALABAMA PORTFOLIO        ARKANSAS PORTFOLIO        GEORGIA PORTFOLIO        KENTUCKY PORTFOLIO
                  -------------------    ------------------------    -------------------    ------------------------
Purchases             $57,406,180              $ 18,763,229              $59,548,573              $ 42,276,757
Sales                  61,142,289                21,156,422               74,913,164                47,472,754

                  LOUISIANA PORTFOLIO       MARYLAND PORTFOLIO       MISSOURI PORTFOLIO     NORTH CAROLINA PORTFOLIO
                  -------------------    ------------------------    -------------------    ------------------------
Purchases             $15,588,103              $ 33,410,454              $22,283,879              $ 63,087,915
Sales                  15,182,545                38,920,632               26,604,957                70,378,217

                   OREGON PORTFOLIO      SOUTH CAROLINA PORTFOLIO    TENNESSEE PORTFOLIO       VIRGINIA PORTFOLIO
                  -------------------    ------------------------    -------------------    ------------------------
Purchases             $31,234,927              $ 45,794,201              $12,215,128              $ 66,007,726
Sales                  39,597,788                45,177,886               10,940,645                73,486,977

                                    -------

--------------------------------------------------------------------------------

(4) FEDERAL INCOME TAX BASIS OF INVESTMENTS

The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at August 31, 1995, as computed on a federal income tax basis, are as follows:

                                      ALABAMA                ARKANSAS              GEORGIA              KENTUCKY
                                     PORTFOLIO              PORTFOLIO             PORTFOLIO            PORTFOLIO
                                    ------------          ------------           -----------          ------------
Aggregate Cost                      $112,610,415          $ 79,275,204          $115,913,957          $141,197,528
                                    ------------          ------------          ------------          ------------
Gross unrealized
  appreciation                      $  4,365,636          $  2,221,739          $  3,989,210          $  4,126,437
Gross unrealized
  depreciation                           496,195               677,082               559,835             2,118,720
                                    ------------          ------------          ------------          ------------
     Net unrealized
       appreciation                 $  3,869,441          $  1,544,657          $  3,429,375          $  2,007,717
                                    ============          ============          ============          ============

                                     LOUISIANA               MARYLAND              MISSOURI           NORTH CAROLINA
                                     PORTFOLIO              PORTFOLIO             PORTFOLIO             PORTFOLIO
                                    ------------          ------------          ------------          --------------
Aggregate Cost                      $ 33,349,873          $112,178,823          $ 88,354,959          $183,382,988
                                    ------------          ------------          ------------          ------------
Gross unrealized
  appreciation                      $    705,823          $  3,928,104          $  3,711,528          $  8,278,474
Gross unrealized
  depreciation                           444,912             1,955,206               436,068               997,317
                                    ------------          ------------          ------------          ------------
     Net unrealized
       appreciation                 $    260,911          $  1,972,898          $  3,275,460          $  7,281,157
                                    ============          ============          ============          ============

                                       OREGON             SOUTH CAROLIN A         TENNESSEE             VIRGINIA
                                     PORTFOLIO              PORTFOLIO             PORTFOLIO            PORTFOLIO
                                    ------------          --------------        ------------         -------------
Aggregate Cost                      $143,369,782          $ 60,604,156          $ 57,120,750          $179,383,019
                                    ------------          ------------          ------------          ------------
Gross unrealized
  appreciation                      $  4,380,388          $  2,552,611          $  1,185,756          $  8,251,752
Gross unrealized
  depreciation                         1,731,019               208,500               656,768               857,590
                                    ------------          ------------          ------------          ------------
     Net unrealized
       appreciation                 $  2,649,369          $  2,344,111          $    528,988          $  7,394,162
                                    ============          ============          ============          ============

                                    -------
--------------------------------------------------------------------------------

(5) LINE OF CREDIT

The Portfolios participate with other portfolios and funds managed by BMR and EVM in a $120 million unsecured line of credit agreement with a bank. The line of credit consists of a $20 million committed facility and a $100 million discretionary facility. Each Portfolio may temporarily borrow up to 5% of its total assets to satisfy redemption requests or settle transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the bank's adjusted certificate of deposit rate, a variable adjusted certificate of deposit rate, or a federal funds effective rate. In addition, a fee computed at an annual rate of 1/4 of 1% on the $20 million committed facility and on the daily unused portion of the $100 million discretionary facility is allocated among the participating funds and portfolios at the end of each quarter. At August 31, 1995, the Alabama Portfolio, Arkansas Portfolio, Maryland Portfolio, Missouri Portfolio and Virginia Portfolio had balances outstanding pursuant to this line of credit of $103,000, $444,000, $603,000, $524,000 and $795,000, respectively. For the Louisiana Portfolio the average daily loan balance for the year ended August 31, 1995 was $526,873 and the average daily interest rate was 7.17%. The maximum borrowings during the year ended August 31, 1995 was $1,803,000. The Portfolios, exclusive of the Louisiana Portfolio, did not have any significant borrowings or allocated fees during the year ended August 31, 1995.

--------------------------------------------------------------------------------
(6) FINANCIAL INSTRUMENTS

The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at August 31, 1995 is as follows:

                    FUTURES CONTRACTS                                               NET UNREALIZED
   PORTFOLIO         EXPIRATION DATE             CONTRACTS             POSITION      DEPRECIATION
----------------    -----------------     ------------------------     --------     --------------
Alabama                12/95              112 U.S. Treasury Bonds        Short         $ 63,034
Arkansas               12/95              120 U.S. Treasury Bonds        Short           45,023
Kentucky               12/95              140 U.S. Treasury Bonds        Short           78,791
Louisiana              12/95               20 U.S. Treasury Bonds        Short           15,251
Maryland               12/95              112 U.S. Treasury Bonds        Short           63,033
Oregon                 12/95               54 U.S. Treasury Bonds        Short           38,857
Tennessee              12/95               48 U.S. Treasury Bonds        Short           34,539

At August 31, 1995 each Portfolio had sufficient cash and/or securities to cover margin requirements on open futures contracts.

The Georgia Portfolio, Missouri Portfolio, North Carolina Portfolio, South Carolina Portfolio and Virginia Portfolio had no obligations outstanding at August 31, 1995.
--------------------------------------------------------------------------------
(7) CHANGE IN FISCAL YEAR

The Portfolios changed their fiscal year end from September 30, to August 31, effective August 31, 1994.

                                    -------
                          Independent Auditors' Report
--------------------------------------------------------------------------------
TO THE TRUSTEES AND INVESTORS OF:
  ALABAMA TAX FREE PORTFOLIO
  ARKANSAS TAX FREE PORTFOLIO
  GEORGIA TAX FREE PORTFOLIO
  KENTUCKY TAX FREE PORTFOLIO
  LOUISIANA TAX FREE PORTFOLIO
  MARYLAND TAX FREE PORTFOLIO
  MISSOURI TAX FREE PORTFOLIO
  NORTH CAROLINA TAX FREE PORTFOLIO
  OREGON TAX FREE PORTFOLIO
  SOUTH CAROLINA TAX FREE PORTFOLIO
  TENNESSEE TAX FREE PORTFOLIO
  VIRGINIA TAX FREE PORTFOLIO

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Alabama Tax Free Portfolio, Arkansas Tax Free Portfolio, Georgia Tax Free Portfolio, Kentucky Tax Free Portfolio, Louisiana Tax Free Portfolio, Maryland Tax Free Portfolio, Missouri Tax Free Portfolio, North Carolina Tax Free Portfolio, Oregon Tax Free Portfolio, South Carolina Tax Free Portfolio, Tennessee Tax Free Portfolio and Virginia Tax Free Portfolio as of August 31, 1995, and the related statements of operations for the year then ended, the statements of changes in net assets and the supplementary data for the years ended August 31, 1995 and 1994 and the year ended September 30, 1993. These financial statements and supplementary data are the responsibility of the Trusts' management. Our responsibility is to express an opinion on the financial statements and supplementary data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at August 31, 1995, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of Alabama Tax Free Portfolio, Arkansas Tax Free Portfolio, Georgia Tax Free Portfolio, Kentucky Tax Free Portfolio, Louisiana Tax Free Portfolio, Maryland Tax Free Portfolio, Missouri Tax Free Portfolio, North Carolina Tax Free Portfolio, Oregon Tax Free Portfolio, South Carolina Tax Free Portfolio, Tennessee Tax Free Portfolio and Virginia Tax Free Portfolio at August 31, 1995, the results of their operations, the changes in their net assets and their supplementary data for the respective stated periods in conformity with generally accepted accounting principles.

                                               DELOITTE & TOUCHE LLP

BOSTON, MASSACHUSETTS
SEPTEMBER 29, 1995

                                    -------
Investment Management

--------------------------------------------------------------------------------

FUNDS           OFFICERS                                  INDEPENDENT TRUSTEES
                THOMAS J. FETTER                          DONALD R. DWIGHT
                President                                 President, Dwight Partners, Inc.
                                                          Chairman, Newspapers of New
                JAMES B. HAWKES                           England, Inc.
                Vice President, Trustee
                                                          SAMUEL L. HAYES, III
                ROBERT B. MACINTOSH                       Jacob H. Schiff Professor of Investment
                Vice President                            Banking, Harvard University Graduate
                                                          School of Business Administration
                JAMES L. O'CONNOR
                Treasurer                                 NORTON H. REAMER
                                                          President and Director, United Asset
                THOMAS OTIS                               Management Corporation
                Secretary
                                                          JOHN L. THORNDIKE
                                                          Director, Fiduciary Company
                                                          Incorporated

                                                          JACK L. TREYNOR
                                                          Investment Adviser and Consultant

-------------------------------------------------------------------------------------------------

PORTFOLIOS      OFFICERS                                  INDEPENDENT TRUSTEES
                THOMAS J. FETTER                          DONALD R. DWIGHT
                President                                 President, Dwight Partners, Inc.
                                                          Chairman, Newspapers of New
                JAMES B. HAWKES                           England, Inc.
                Vice President, Trustee
                                                          SAMUEL L. HAYES, III
                ROBERT B. MACINTOSH                       Jacob H. Schiff Professor of Investment
                Vice President of Alabama, Arkansas,      Banking, Harvard University Graduate
                Georgia, Kentucky, Louisiana, Maryland,   School of Business Administration
                Missouri, North Carolina, Oregon, South
                Carolina, Tennessee and Virginia Tax      NORTON H. REAMER
                Free Portfolios                           President and Director, United Asset
                                                          Management Corporation
                NICOLE ANDERES
                Vice President and Portfolio Manager of   JOHN L. THORNDIKE
                Louisiana Tax Free Portfolio              Director, Fiduciary Company Incorporated

                TIMOTHY T. BROWSE                         JACK L. TREYNOR
                Vice President and Portfolio Manager of   Investment Adviser and Consultant

                Alabama, Arkansas, Kentucky and Maryland
                Tax Free Portfolios

                CYNTHIA J. CLEMSON
                Vice President and Portfolio Manager of
                Missouri, Oregon and Tennessee Tax Free
                Portfolios

                DAVID C. REILLY
                Vice President and Portfolio Manager of
                Georgia, North Carolina, South Carolina
                and Virginia Tax Free Portfolios


                                    -------
--------------------------------------------------------------------------------

PORTFOLIO INVESTMENT ADVISER
Boston Management and Research
24 Federal Street
Boston, MA 02110

FUND ADMINISTRATOR
Eaton Vance Management
24 Federal Street
Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260

CUSTODIAN
Investors Bank & Trust Company
24 Federal Street
Boston, MA 02110

TRANSFER AGENT
The Shareholder Services Group, Inc.
BOS725
P.O. Box 1559
Boston, MA 02104

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

This report must be preceded or accompanied by a current prospectus which contains more complete information on the Funds, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.


                                   EATON VANCE
                               24 FEDERAL STREET
                                BOSTON, MA 02110

                                                                        C-12CSRC

The Eaton Vance Municipals Trust
For the Portfolios:
        Alabama Tax Free Fund
        Arkansas Tax Free Fund
        Georgia Tax Free Fund
        Kentucky Tax Free Fund
        Louisiana Tax Free Fund
        Maryland Tax Free Fund
        Missouri Tax Free Fund
        North Carolina Tax Free Fund
        Oregon Tax Free Fund
        South Carolina Tax Free Fund
        Tennessee Tax Free Fund
        Virginia Tax Free Fund

[LOGO]

Annual Shareholder Report
August 31, 1995



Portfolio Investment Adviser
Boston Management and Research
24 Federal Street
Boston, MA 02110

Fund Administrator
Eaton Vance Management
24 Federal Street
Boston, MA 02110
(617) 482-8260

Principal Underwriter
Eaton Vance distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260

Custodian
Investors Bank & Trust Company
24 Federal Street
Boston, MA 02110

Transfer Agent
The Shareholder Services Group, Inc.
BOS725
P.O. Box 1559
Boston, MA 02104